Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 269
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 269
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 247-5419
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Britney Schnathorst
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b)
xx     on March 1, 2020 pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares
EXPLANATORY NOTE
Principal Funds, Inc. (the "Registrant") is filing this amendment as an annual update to the Registrant's registration statement for series with an October 31 fiscal year end. The Amendment includes the following:  (1) facing page; (2) Part A (a prospectus for each of the Registrant's series with an October 31 fiscal year end in the share classes listed); (3) Part B (a statement of additional information for such series); (4) Part C; and (5) signature pages.
Pursuant to Division of Investment Management Guidance No. 2016-06 (December 2016), the Registrant will file separate correspondence requesting template filing relief for certain disclosures included in this filing in the sale charge variation appendix, that they be considered the template, and that the changes be incorporated into a replicate filing submitted pursuant to Rule 485(b) for the Registrant’s series with an August 31 fiscal end.

PRINCIPAL FUNDS, INC. (“PFI”)
Class A Shares
Class C Shares
Class J Shares
Institutional Class Shares
Class R-1 Shares
Class R-2 Shares
Class R-3 Shares
Class R-4 Shares
Class R-5 Shares
Class R-6 Shares
The date of this Prospectus is March 1, 2020

The ticker symbols for series and share classes begin on the next page.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Ticker Symbols by Share Class
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
California Municipal	SRCMX	SRCCX		PCMFX
Core Fixed Income	CMPIX	CNMCX	PIOJX	PIOIX	PIOMX	PIONX	PIOOX	PIOPX	PIOQX	PICNX
Core Plus Bond	PRBDX		PBMJX	PMSIX	PBOMX	PBMNX	PBMMX	PBMSX	PBMPX
Diversified International	PRWLX	PDNCX	PIIJX	PIIIX	PDVIX	PINNX	PINRX	PINLX	PINPX	PDIFX
Equity Income	PQIAX	PEUCX	PEIJX	PEIIX	PIEMX	PEINX	PEIOX	PEIPX	PEIQX
Finisterre Unconstrained Emerging Markets Bond	PFUEX			PFUMX
Global Diversified Income	PGBAX	PGDCX		PGDIX						PGBLX
Global Real Estate Securities	POSAX	POSCX		POSIX			PGRKX	PGRVX	PGRUX	PGRSX
Government & High Quality Bond	CMPGX	CCUGX	PMRJX	PMRIX	PMGRX	PFMRX	PRCMX	PMRDX	PMREX
Government Money Market				PGVXX
High Income	PYHAX			PYHIX
High Yield	CPHYX	CCHIX		PHYTX						PHYFX
Inflation Protection	PITAX		PIPJX	PIPIX	PISPX	PBSAX	PIFPX	PIFSX	PBPPX
International Emerging Markets	PRIAX	PMKCX	PIEJX	PIEIX	PIXEX	PEASX	PEAPX	PESSX	PEPSX	PIIMX
International I	PFAFX			PINIX	PPISX	PSPPX	PRPPX	PUPPX	PTPPX	PIIDX
LargeCap Growth I	PLGAX		PLGJX	PLGIX	PCRSX	PPUNX	PPUMX	PPUSX	PPUPX	PLCGX
LargeCap S&P 500 Index	PLSAX	PLICX	PSPJX	PLFIX	PLPIX	PLFNX	PLFMX	PLFSX	PLFPX
LargeCap Value III			PLVJX	PLVIX	PESAX	PPSNX	PPSFX	PPSSX	PPSRX
MidCap	PEMGX	PMBCX	PMBJX	PCBIX	PMSBX	PMBNX	PMBMX	PMBSX	PMBPX	PMAQX
MidCap Growth			PMGJX	PGWIX	PMSGX	PGPPX	PFPPX	PIPPX	PHPPX
MidCap Growth III			PPQJX	PPIMX	PHASX	PPQNX	PPQMX	PPQSX	PPQPX
MidCap S&P 400 Index			PMFJX	MPSIX	PMSSX	PMFNX	PMFMX	PMFSX	PMFPX	PMAPX
MidCap Value I	PCMVX		PVEJX	PVMIX	PLASX	PABUX	PMPRX	PABWX	PABVX	PCMSX
Money Market	PCSXX		PMJXX
Overseas				PINZX	PINQX	PINSX	PINTX	PINUX	PINGX
Principal Capital Appreciation	CMNWX	CMNCX		PWCIX	PCAMX	PCANX	PCAOX	PCAPX	PCAQX
Principal LifeTime Strategic Income	PALTX		PLSJX	PLSIX	PLAIX	PLSNX	PLSMX	PLSSX	PLSPX
Principal LifeTime 2010	PENAX		PTAJX	PTTIX	PVASX	PTANX	PTAMX	PTASX	PTAPX
Principal LifeTime 2015				LTINX	LTSGX	LTASX	LTAPX	LTSLX	LTPFX
Principal LifeTime 2020	PTBAX		PLFJX	PLWIX	PWASX	PTBNX	PTBMX	PTBSX	PTBPX
Principal LifeTime 2025				LTSTX	LTSNX	LTADX	LTVPX	LTEEX	LTPDX
Principal LifeTime 2030	PTCAX		PLTJX	PMTIX	PXASX	PTCNX	PTCMX	PTCSX	PTCPX
Principal LifeTime 2035				LTIUX	LTANX	LTVIX	LTAOX	LTSEX	LTPEX
Principal LifeTime 2040	PTDAX		PTDJX	PTDIX	PYASX	PTDNX	PTDMX	PTDSX	PTDPX
Principal LifeTime 2045				LTRIX	LTRGX	LTRSX	LTRVX	LTRLX	LTRDX
Principal LifeTime 2050	PPEAX		PFLJX	PPLIX	PZASX	PTENX	PTERX	PTESX	PTEFX
Principal LifeTime 2055				LTFIX	LTFGX	LTFSX	LTFDX	LTFLX	LTFPX
Principal LifeTime 2060			PLTAX	PLTZX	PLTRX	PLTBX	PLTCX	PLTMX	PLTOX
Principal LifeTime 2065				PLJIX	PLJAX	PLJBX	PLJCX	PLJDX	PLJEX

Ticker Symbols by Share Class
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Principal LifeTime Hybrid Income			PHJFX	PHTFX			PHTEX		PHTDX	PLTYX
Principal LifeTime Hybrid 2015			PHJMX	PHTMX			PHTCX		PHTRX	PLRRX
Principal LifeTime Hybrid 2020			PHJTX	PHTTX			PHWIX		PHTIX	PLTTX
Principal LifeTime Hybrid 2025			PHJQX	PHTQX			PHTPX		PHTOX	PLFTX
Principal LifeTime Hybrid 2030			PHJNX	PHTNX			PHTLX		PHTKX	PLZTX
Principal LifeTime Hybrid 2035			PHJJX	PHTJX			PHTHX		PHTGX	PLRTX
Principal LifeTime Hybrid 2040			PHJEX	PLTQX			PLHBX		PHTZX	PLMTX
Principal LifeTime Hybrid 2045			PHJYX	PHTYX			PHTWX		PHTVX	PLNTX
Principal LifeTime Hybrid 2050			PHJUX	PHTUX			PHTSX		PLRJX	PLJTX
Principal LifeTime Hybrid 2055			PHJBX	PLTNX			PLTLX		PLTKX	PLHTX
Principal LifeTime Hybrid 2060			PHJGX	PLTHX			PLTEX		PLTDX	PLKTX
Principal LifeTime Hybrid 2065			PHJDX	PLHHX			PLTFX		PLHKX	PLHRX
Real Estate Securities	PRRAX	PRCEX	PREJX	PIREX	PRAEX	PRENX	PRERX	PRETX	PREPX	PFRSX
SAM Balanced	SABPX	SCBPX	PSAJX	PSBIX	PSBGX	PSBVX	PBAPX	PSBLX	PSBFX
SAM Conservative Balanced	SAIPX	SCIPX	PCBJX	PCCIX	PCSSX	PCNSX	PCBPX	PCBLX	PCBFX
SAM Conservative Growth	SAGPX	SCGPX	PCGJX	PCWIX	PCGGX	PCGVX	PCGPX	PCWSX	PCWPX
SAM Flexible Income	SAUPX	SCUPX	PFIJX	PIFIX	PFIGX	PFIVX	PFIPX	PFILX	PFIFX
SAM Strategic Growth	SACAX	SWHCX	PSWJX	PSWIX	PSGGX	PSGVX	PSGPX	PSGLX	PSGFX
Short-Term Income	SRHQX	STCCX	PSJIX	PSHIX	PSIMX	PSINX	PSIOX	PSIPX	PSIQX
SmallCap	PLLAX	PSMCX	PSBJX	PSLIX	PSABX	PSBNX	PSBMX	PSBSX	PSBPX	PSMLX
SmallCap Growth I			PSIJX	PGRTX	PNASX	PPNNX	PPNMX	PPNSX	PPNPX	PCSMX
SmallCap S&P 600 Index			PSSJX	PSSIX	PSAPX	PSSNX	PSSMX	PSSSX	PSSPX	PSPIX
SmallCap Value II	PSVAX		PSMJX	PPVIX	PCPTX	PKARX	PJARX	PSTWX	PLARX	PSMVX
Tax-Exempt Bond	PTEAX	PTBCX		PITEX

CALIFORNIA MUNICIPAL FUND

Objective:	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses
Interest Expense	0.03%	0.03%	0.03%
Remainder of Other Expenses	0.08%	0.17%	0.12%
Total Other Expenses	0.11%	0.20%	0.15%
Total Annual Fund Operating Expenses	0.81%	1.65%	0.60%
Expense Reimbursement (1)	N/A	N/A	(0.06)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.81%	1.65%	0.54%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.51% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$808	$1,339
Class C	268	520	897	1,955
Institutional Class	55	186	329	744
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$168	$520	$897	$1,955
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.3% of the average value of its portfolio .
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the federal individual alternative minimum tax. The Fund invests up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays California Municipal Bond Index, which as of December 31, 2019 was 5.46 years . The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

8.17% in securities rated Aaa	16.86% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
36.12% in securities rated Aa	5.27% in securities rated Ba	0.00% in securities rated Ca	12.51% in securities not rated
19.10% in securities rated A	1.97% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 1, 2015), the performance shown in the table for Institutional Class shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Institutional Class shares. However, where the adjustment for fees and expenses results in performance for Institutional Class shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used (without respect to sales charges, which are not applicable to Institutional Class Shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '11	5.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 '10	(5.89)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.25%	3.00%	4.76%
Class A Return After Taxes on Distributions	4.25%	3.00%	4.76%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.58%	3.05%	4.58%
Class C Return Before Taxes	6.41%	2.90%	4.21%
Institutional Class Return Before Taxes	8.61%	4.03%	5.28%
Bloomberg Barclays California Municipal Index (reflects no deduction for fees, expenses, or taxes)	7.68%	3.52%	4.85%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James Noble (since 2013), Portfolio Manager

•	James Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and California income taxes, a portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal individual alternative minimum tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CORE FIXED INCOME FUND

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.15%	0.23%	0.17%	0.12%	0.53%	0.45%	0.32%	0.28%	0.26%	—%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.89%	1.72%	0.81%	0.61%	1.37%	1.24%	1.06%	0.87%	0.75%	0.49%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.02)%	N/A	N/A	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.89%	1.72%	0.81%	0.59%	1.37%	1.24%	1.06%	0.87%	0.75%	0.49%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.58% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$314	$502	$707	$1,296
Class C	275	542	933	2,030
Class J	183	259	450	1,002
Institutional Class	60	193	338	760
Class R-1	139	434	750	1,646
Class R-2	126	393	681	1,500
Class R-3	108	337	585	1,294
Class R-4	89	278	482	1,073
Class R-5	77	240	417	930
Class R-6	50	157	274	616
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$175	$542	$933	$2,030
Class J	83	259	450	1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund typically invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), and foreign securities. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +-25% of the duration of the Bloomberg Barclays US Aggregate Bond Index. Under normal market conditions, the Fund limits its investments in bonds that are rated below investment grade by S&P and/or Moody’s (sometimes called “high yield bonds” or “junk bonds”) to no more than 5% of the Fund’s assets.
During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

38.63% in securities rated Aaa	27.15% in securities rated Baa	1.08% in securities rated Caa	0.04% in securities rated D
3.55% in securities rated Aa	2.87% in securities rated Ba	0.04% in securities rated Ca	0.50% in securities not rated
23.28% in securities rated A	2.86% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010) and Class R-6 shares (November 25, 2014), the performance shown in the table for these newer classes is that of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. However, where the adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, if not applicable to the newer class). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	3.62%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(2.56)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.21%	2.73%	4.08%
Class A Return After Taxes on Distributions	5.02%	1.43%	2.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.66%	1.50%	2.51%
Class C Return Before Taxes	6.78%	2.36%	3.49%
Class J Return Before Taxes	7.73%	3.29%	4.30%
Institutional Class Return Before Taxes	9.04%	3.55%	4.69%
Class R-1 Return Before Taxes	8.08%	2.70%	3.81%
Class R-2 Return Before Taxes	8.21%	2.83%	3.95%
Class R-3 Return Before Taxes	8.51%	3.01%	4.15%
Class R-4 Return Before Taxes	8.61%	3.21%	4.34%
Class R-5 Return Before Taxes	8.76%	3.32%	4.44%
Class R-6 Return Before Taxes	9.04%	3.57%	4.51%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	John R. Friedl (since 2005), Portfolio Manager

•	Scott J. Peterson (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

CORE PLUS BOND FUND

Objective:	The Fund seeks to provide current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.31%	0.31%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%	0.98%	0.53%	1.40%	1.27%	1.09%	0.90%	0.78%
Fee Waiver and Expense Reimbursement (1)(2)	(0.19)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.89%	0.92%	0.47%	1.34%	1.21%	1.03%	0.84%	0.72%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.06% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

(2)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A shares and 0.56% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$462	$687	$930	$1,626
Class J	194	306	536	1,196
Institutional Class	48	164	290	659
Class R-1	136	437	760	1,675
Class R-2	123	397	691	1,529
Class R-3	105	341	595	1,323
Class R-4	86	281	493	1,102
Class R-5	74	243	427	960
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	94	306	536	1,196
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities and mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below investment grade securities (sometimes called “high yield” or "junk"), which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade; if securities are rated differently by the rating agencies, the highest rating is used). The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2019 was 5.87 years . The Fund actively trades portfolio securities.
The Fund enters into dollar roll transactions which may involve leverage. The Fund invests in derivatives, including Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

55.08% in securities rated Aaa	17.29% in securities rated Baa	0.60% in securities rated Caa	0.00% in securities rated D
3.74% in securities rated Aa	5.77% in securities rated Ba	0.02% in securities rated Ca	1.91% in securities not rated
11.68% in securities rated A	3.90% in securities rated B	0.01% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '10	3.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(2.58)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.30%	2.08%	3.73%
Class A Return After Taxes on Distributions	3.89%	0.97%	2.63%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.13%	1.09%	2.43%
Class J Return Before Taxes	8.46%	2.90%	4.13%
Institutional Class Return Before Taxes	9.87%	3.27%	4.54%
Class R-1 Return Before Taxes	8.94%	2.38%	3.64%
Class R-2 Return Before Taxes	8.99%	2.51%	3.77%
Class R-3 Return Before Taxes	9.24%	2.70%	3.96%
Class R-4 Return Before Taxes	9.44%	2.89%	4.15%
Class R-5 Return Before Taxes	9.67%	3.03%	4.29%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    William C. Armstrong (since 2000), Portfolio Manager
•    Tina Paris (since 2015), Portfolio Manager
•    Timothy R. Warrick (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

DIVERSIFIED INTERNATIONAL FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (1)	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.29%	0.50%	0.31%	0.03%	0.55%	0.47%	0.34%	0.30%	0.28%	0.02%
Total Annual Fund Operating Expenses	1.25%	2.21%	1.17%	0.74%	1.61%	1.48%	1.30%	1.11%	0.99%	0.73%
Expense Reimbursement (2)	N/A	(0.23)%	N/A	—%	N/A	N/A	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.25%	1.98%	1.17%	0.74%	1.61%	1.48%	1.30%	1.11%	0.99%	0.73%
(1) Fees have been restated to reflect current fees.
(2)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.98% for Class C and 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$670	$925	$1,199	$1,978
Class C	301	669	1,164	2,526
Class J	219	372	644	1,420
Institutional Class	76	237	411	918
Class R-1	164	508	876	1,911
Class R-2	151	468	808	1,768
Class R-3	132	412	713	1,568
Class R-4	113	353	612	1,352
Class R-5	101	315	547	1,213
Class R-6	75	233	406	906
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$201	$669	$1,164	$2,526
Class J	119	372	644	1,420
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (March 1, 2019), the performance shown in the table for Class R-6 shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of the Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6 shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
During 2010, Class R-5 experienced a significant one-time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such a gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	17.38%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(19.28)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	15.61%	3.79%	4.86%
Class A Return After Taxes on Distributions	15.29%	3.41%	4.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares	9.76%	3.06%	4.03%
Class C Return Before Taxes	20.52%	4.22%	4.73%
Class J Return Before Taxes	21.50%	5.14%	5.56%
Institutional Class Return Before Taxes	22.93%	5.49%	6.00%
Class R-1 Return Before Taxes	21.92%	4.58%	5.08%
Class R-2 Return Before Taxes	22.08%	4.72%	5.21%
Class R-3 Return Before Taxes	22.25%	4.91%	5.40%
Class R-4 Return Before Taxes	22.53%	5.10%	5.61%
Class R-5 Return Before Taxes	22.67%	5.23%	5.83%	(1)
Class R-6 Return Before Taxes	22.88%	5.02%	5.46%
MSCI ACWI Ex-U.S. Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.53%	5.51%	4.97%

(1)
During 2010, Class R-5 experienced a significant one-time gain of approximately $0.08/share as the result of a settlement in an SEC administrative proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul H. Blankenhagen (since 2003), Portfolio Manager

•	Juliet Cohn (since 2004), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

EQUITY INCOME FUND

Objective:	The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.15%	0.14%	0.27%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	0.91%	1.65%	0.93%	0.53%	1.39%	1.26%	1.08%	0.89%	0.77%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.01)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.91%	1.65%	0.93%	0.52%	1.39%	1.26%	1.08%	0.89%	0.77%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$638	$824	$1,026	$1,608
Class C	268	520	897	1,955
Class J	195	296	515	1,143
Institutional Class	53	169	295	664
Class R-1	142	440	761	1,669
Class R-2	128	400	692	1,523
Class R-3	110	343	595	1,317
Class R-4	91	284	493	1,096
Class R-5	79	246	428	954
With respect to Class C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$168	$520	$897	$1,955
Class J	95	296	515	1,143
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010) and Class J shares (September 9, 2018), the performance shown in the table for these newer classes is that of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. However, where the adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, if not applicable to the newer class). These adjustments result in performance for such periods that is no higher than the historical performance of Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '11	12.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(12.08)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	21.38%	8.82%	11.49%
Class A Return After Taxes on Distributions	20.14%	7.59%	10.63%
Class A Return After Taxes on Distributions and Sale of Fund Shares	13.49%	6.73%	9.38%
Class C Return Before Taxes	26.46%	9.24%	11.30%
Class J Return Before Taxes	27.45%	10.07%	12.13%
Institutional Class Return Before Taxes	28.95%	10.48%	12.58%
Class R-1 Return Before Taxes	27.83%	9.52%	11.60%
Class R-2 Return Before Taxes	27.95%	9.66%	11.75%
Class R-3 Return Before Taxes	28.21%	9.86%	11.94%
Class R-4 Return Before Taxes	28.48%	10.07%	12.16%
Class R-5 Return Before Taxes	28.65%	10.21%	12.30%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	26.56%	8.29%	11.80%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Daniel R. Coleman (since 2010), Portfolio Manager

•	David W. Simpson (since 2008), Portfolio Manager

•	Nedret Vidinli (since 2017), Associate Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Objective:    The Fund seeks to generate total returns from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.
Management Fees (1)	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	N/A
Other Expenses	2.32%	0.15%
Total Annual Fund Operating Expenses	3.32%	0.90%
Expense Reimbursement (2)	(2.12)%	(0.05)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.20%	0.85%
(1) Fees have been restated to reflect current fees.
(2)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class A and 0.85% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$493	$1,167	$1,865	$3,713
Institutional Class	87	282	494	1,103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was  312.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market country, and in derivatives on such investments. The types of fixed-income securities in which the Fund invests include convertible bonds, credit- and index-linked securities, non-registered and restricted securities (including those issued in reliance on Rule 144A and Regulation S), securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises. The Fund actively trades portfolio securities. The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund.
The Fund considers a security to be tied economically to an emerging market country if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries. Emerging market countries include frontier market countries.
The Fund uses derivatives to enhance return and to hedge and manage investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund uses forward contracts, futures, options, and swaps. The Fund invests in cash and cash equivalents to support certain of these investments, as well as for other purposes.
The Fund’s investment process focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The Fund uses a top-down portfolio construction process, blending both fundamental and technical considerations. The unconstrained nature of the investment strategy provides greater flexibility to identify opportunities across asset classes, capital structures, maturities, and currencies.
The Fund invests, without limitation, in high yield securities (also known as “junk”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of these agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade). The Fund's holdings range in maturity from overnight to 30 years or more and are not subject to any minimum credit rating standard.
During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

6.76% in securities rated Aaa	27.44% in securities rated Baa	0.52% in securities rated Caa	0.00% in securities rated D
5.35% in securities rated Aa	17.51% in securities rated Ba	0.00% in securities rated Ca	9.35% in securities not rated
12.25% in securities rated A	20.82% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

•
Frontier Markets Risk. Frontier market countries are emerging market countries, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity.

•
Defensive Strategy Risk. Because emerging market debt markets are particularly susceptible to adverse market, economic, political, and other conditions, the Fund is more prone to take a defensive position and invest a significant portion of its assets in cash and cash equivalents in response to abnormal market conditions. In taking a large cash position, the Fund’s performance may be adversely affected as the Fund may not be able to benefit from an upswing in the market. Further, the Fund may be unable to pursue or achieve its investment objective when employing such a defensive strategy.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (July 11, 2016).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	4.93%
Lowest return for a quarter during the period of the bar chart above:	Q2 '18	(1.87)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	Life of Fund
Class A Return Before Taxes	10.17%	5.71%
Class A Return After Taxes on Distributions	7.94%	3.34%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.03%	3.31%
Institutional Class Return Before Taxes	14.75%	7.25%
JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	13.10%	5.58%
JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.05%	5.10%
JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	13.48%	4.76%
Finisterre Unconstrained Emerging Markets Bond Blended Index (reflects no deduction for fees, expenses, or taxes)	13.94%	5.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share class.
Performance of the blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Finisterre Unconstrained Emerging Markets Bond Blended Index are: 33.33% JPM CEMBI Broad Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM GBI-EM Global Diversified Index.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Finisterre Capital LLP
•    Damien Buchet, Portfolio Manager (since 2016)
•    Arthur Duchon-Doris, Assistant Portfolio Manager (since 2016)
•    Christopher Watson, Portfolio Manager (since 2016)

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

GLOBAL DIVERSIFIED INCOME FUND

Objective:	The Fund seeks income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses	0.12%	0.13%	0.12%	0.02%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.10%	1.86%	0.85%	0.75%
Fee Waiver and Expense Reimbursement (1) (2)	(0.08)%	(0.08)%	(0.16)%	(0.08)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.02%	1.78%	0.69%	0.67%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.08% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

(2)      Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$475	$704	$951	$1,658
Class C	281	577	998	2,173
Institutional Class	70	255	456	1,034
Class R-6	68	232	409	923
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$181	$577	$998	$2,173
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund also invests in equity securities in an effort to provide incremental dividend yields and diversify fixed-income related risks. Under normal market conditions, the Fund holds investments tied economically to at least 40 countries and invests at least 30% of its net assets in foreign, including emerging market, securities. Here, "emerging market" means any market considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index) and any market included in any J.P. Morgan Emerging Market Bond Index. Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC ("PGI"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the general investment categories which are executed by PGI and multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, global value equity, and publicly-traded infrastructure. Those selecting investments for the Fund seek to provide yield by focusing on securities that offer the best potential for yield, taking risk into consideration, within their respective investment categories. Some strategies use active management, while others use passive (index) strategies. PGI has considerable latitude in allocating the Fund's assets. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.

•	Investment grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).

•
High yield and other income-producing securities, including bank loans and corporate bonds. "High yield" securities are below investment grade securities (sometimes called "junk") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.

•	Preferred securities, focusing primarily on the financial services, real estate investment trust ("REIT"), and utility industries.

•
Diversified portfolio of fixed income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.

•
Equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry and include REITs, REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.

•	Commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate.

•
Diversified portfolio of value equity securities, which emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities regardless of market capitalization (small, medium or large).

•	Securities issued by publicly-listed infrastructure companies, such as public utility, energy, and transportation companies.
During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

3.91% in securities rated Aaa	15.78% in securities rated Baa	14.17% in securities rated Caa	0.18% in securities rated D
1.53% in securities rated Aa	18.19% in securities rated Ba	0.57% in securities rated Ca	19.72% in securities not rated
4.75% in securities rated A	20.83% in securities rated B	0.37% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Index (Passive) Strategy Risk. An index (passive) fund (or passive strategy that is part of a fund) has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between an index strategy's performance and index performance may also be affected by the type of passive investment approach used (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	9.14%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(8.15)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.15%	3.80%	6.52%
Class A Return After Taxes on Distributions	7.16%	1.89%	4.49%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.51%	2.10%	4.31%
Class C Return Before Taxes	11.53%	3.80%	6.12%
Institutional Class Return Before Taxes	13.77%	4.92%	7.24%
Class R-6 Return Before Taxes	13.80%	4.91%	7.23%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.33%	6.14%	7.55%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.84%	2.31%	2.48%
MSCI World Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.76%	6.34%	7.81%
GDI Blended Index (Linked) (except as noted for MSCI World Value Index NTR, reflects no deduction for fees, expenses, or taxes)	9.85%	4.25%	5.77%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. The weightings for the GDI Blended Index (Linked) are:

•	for the period from January 1, 2019 and after: 80% Bloomberg Barclays Global Aggregate Index and 20% MSCI World Value Index NTR. Performance of each of these components is also shown separately.

•	for the period prior to January 1, 2019: 40% Bloomberg Barclays Global Credit Index; 30% Bloomberg Barclays Global High Yield Index; and 30% MSCI ACWI Value Index NR.
Effective July 1, 2019, the Fund’s primary benchmark changed from Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Barclays Global Aggregate Index because the latter more closely aligns with the Fund’s current investment approach.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Jake S. Anonson (since 2014), Portfolio Manager

•	Jessica S. Bush (since 2014), Portfolio Manager

•	Marcus W. Dummer (since 2014), Portfolio Manager

•	Kelly A. Grossman (since 2010), Portfolio Manager

•	Benjamin E. Rotenberg (since 2014), Portfolio Manager
Sub-Advisors
DDJ Capital Management, LLC
Finisterre Capital LLP
MetLife Investment Management, LLC
Post Advisory Group, LLC
Principal Real Estate Investors, LLC
Spectrum Asset Management, Inc.
W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management)
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

GLOBAL REAL ESTATE SECURITIES FUND

Objective:	The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	0.25%	0.10%	N/A	N/A
Other Expenses	0.24%	0.25%	0.22%	0.33%	0.29%	0.27%	0.01%
Total Annual Fund Operating Expenses	1.35%	2.11%	1.08%	1.44%	1.25%	1.13%	0.87%
Expense Reimbursement (1)	N/A	N/A	(0.14)%	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.11%	0.94%	1.44%	1.25%	1.13%	0.87%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$680	$954	$1,249	$2,085
Class C	314	661	1,134	2,441
Institutional Class	96	330	582	1,305
Class R-3	147	456	787	1,724
Class R-4	127	397	686	1,511
Class R-5	115	359	622	1,375
Class R-6	89	278	482	1,073
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example)

	1 year	3 years	5 years	10 years
Class C	$214	$661	$1,134	$2,441
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies, as well as those whose products and services relate to the real estate industry, such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities regardless of market capitalization (small, medium or large). The Fund invests in value equity securities, which is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries have REIT structures that are significantly different than the U.S. or have not have adopted a REIT like structure at all.
Under normal market conditions, the Fund holds investments tied economically to at least 3 countries and invests a percentage of its net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage foreign issuers in FTSE EPRA/NAREIT Developed Index minus 10%.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014) and Classes R-3, R-4, and R-5, shares (March 1, 2016), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	19.10%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(19.22)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	17.11%	5.46%	8.98%
Class A Return After Taxes on Distributions	15.00%	3.99%	7.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.98%	3.73%	6.61%
Class C Return Before Taxes	22.14%	5.83%	8.78%
Institutional Class Return Before Taxes	24.50%	7.08%	10.57%	(1)
Class R-3 Return Before Taxes	24.08%	6.55%	10.01%	(1)
Class R-4 Return Before Taxes	24.11%	6.72%	10.21%	(1)
Class R-5 Return Before Taxes	24.32%	6.88%	10.35%	(1)
Class R-6 Return Before Taxes	24.85%	7.12%	10.58%	(1)
FTSE EPRA/NAREIT Developed Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.93%	5.56%	8.37%
(1)    During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC

•	Simon Hedger (since 2007), Portfolio Manager

•	Anthony Kenkel (since 2010), Portfolio Manager

•	Kelly D. Rush (since 2007), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

GOVERNMENT & HIGH QUALITY BOND FUND

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.18%	0.23%	0.26%	0.05%	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	0.83%	1.73%	0.91%	0.55%	1.39%	1.26%	1.08%	0.89%	0.77%
Expense Reimbursement (1)	N/A	(0.10)%	N/A	(0.02)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.83%	1.63%	0.91%	0.53%	1.29%	1.16%	0.98%	0.79%	0.67%
(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Class C, 0.53% for Institutional Class, 1.29% for Class R-1, 1.16% for Class R-2, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$308	$484	$675	$1,227
Class C	266	535	929	2,033
Class J	193	290	504	1,120
Institutional Class	54	174	305	687
Class R-1	131	430	751	1,660
Class R-2	118	390	682	1,514
Class R-3	100	334	586	1,308
Class R-4	81	274	483	1,087
Class R-5	68	236	418	945
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$166	$535	$929	$2,033
Class J	93	290	504	1,120
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings ("S&P Global") or Aaa by Moody's Investors Service, Inc. ("Moody's") (if securities are rated differently by S&P Global and Moody's, the highest rating is used; or, if unrated, in the opinion of those selecting such investments, are of comparable quality), including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (securitized products). The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated lower than AAA by S&P Global or Aaa by Moody's (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2019 was 3.21 years . The Fund is not managed to a particular maturity.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '10	3.07%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(2.20)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.80%	1.53%	2.61%
Class A Return After Taxes on Distributions	2.75%	0.25%	1.33%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.24%	0.59%	1.46%
Class C Return Before Taxes	4.31%	1.16%	2.02%
Class J Return Before Taxes	5.09%	1.95%	2.76%
Institutional Class Return Before Taxes	6.46%	2.27%	3.15%
Class R-1 Return Before Taxes	5.65%	1.50%	2.36%
Class R-2 Return Before Taxes	5.79%	1.63%	2.50%
Class R-3 Return Before Taxes	5.88%	1.81%	2.68%
Class R-4 Return Before Taxes	6.18%	2.01%	2.88%
Class R-5 Return Before Taxes	6.31%	2.13%	3.00%
Bloomberg Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	6.36%	2.58%	3.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Bryan C. Davis (since 2019), Portfolio Manager

•	Zach Gassmann (since 2019), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

GOVERNMENT MONEY MARKET FUND

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Inst.
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.17%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	0.15%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to reduce the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees in an amount equal to all Acquired Fund Fees and Expenses. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.

(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Institutional Class Shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$15	$53	$94	$215
Principal Investment Strategies
The Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities (government securities can include shares of other government money market funds). The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. Specifically, the Fund will invest in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (which will include instruments with variable or floating interest rates), as well as shares of other government money market funds. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 20, 2017).

Total Returns as of December 31
`

Highest return for a quarter during the period of the bar chart above:	Q2 '19	0.57%
Lowest return for a quarter during the period of the bar chart above:	Q1 '18	0.31%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	Life of Fund
Institutional Class Return Before Taxes	2.06%	1.87%
Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	2.31%	2.09%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Erika Isley (since 2017), Portfolio Manager

•	Tracy Reeg (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

HIGH INCOME FUND

Objective:	The Fund seeks high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.
Management Fees	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	0.25%	N/A
Other Expenses	0.77%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.64%	0.63%
Fee Waiver and Expense Reimbursement (1)(2)	(0.58)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.06%	0.61%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.015% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.

(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$479	$816	$1,179	$2,197
Institutional Class	62	198	347	782

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds (“ETFs”). The Fund utilizes derivative strategies for managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.
In managing the Fund, Principal Global Investors, LLC, the Fund’s investment advisor, allocates the Fund’s assets among multiple sub-advisors that use differing approaches in making their investment decisions, which include actively managed and more passive investment strategies. With respect to the passive strategy, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics as the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (the “Index”) in an attempt to match or exceed the performance of the Index.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Index, which as of December 31, 2019 was 3.05 years . The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	2.96% in securities rated Baa	20.34% in securities rated Caa	0.01% in securities rated D
0.00% in securities rated Aa	39.41% in securities rated Ba	0.76% in securities rated Ca	3.12% in securities not rated
0.03% in securities rated A	33.37% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.

Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013), the performance shown in the bar chart and the table for Class A shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of the Class A shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	6.99%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(7.25)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.99%	3.34%	5.62%
Class A Return After Taxes on Distributions	4.31%	0.99%	2.98%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.09%	1.47%	3.27%
Institutional Class Return Before Taxes	11.73%	4.54%	6.44%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.33%	6.14%	7.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share class.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2007), Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager
Sub-Advisors
DDJ Capital Management, LLC
Mellon Investments Corporation
Post Advisory Group, LLC

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

HIGH YIELD FUND

Objective:	The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses	0.18%	0.16%	0.15%	0.01%
Total Annual Fund Operating Expenses	0.94%	1.67%	0.66%	0.52%
Expense Reimbursement (1)	N/A	N/A	(0.05)%	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.67%	0.61%	0.52%
(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$467	$663	$876	$1,486
Class C	270	526	907	1,976
Institutional Class	62	206	363	818
Class R-6	53	167	291	653

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$170	$526	$907	$1,976
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging markets. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index, which as of December 31, 2019 was 3.05 years . The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.52% in securities rated Aaa	7.06% in securities rated Baa	7.35% in securities rated Caa	0.05% in securities rated D
0.00% in securities rated Aa	45.72% in securities rated Ba	0.39% in securities rated Ca	0.51% in securities not rated
0.44% in securities rated A	37.96% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	6.97%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(6.68)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.10%	4.47%	6.34%
Class A Return After Taxes on Distributions	6.63%	2.05%	3.49%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.33%	2.31%	3.71%
Class C Return Before Taxes	11.64%	4.55%	5.97%
Institutional Class Return Before Taxes	13.78%	5.61%	7.09%
Class R-6 Return Before Taxes	13.88%	5.56%	6.88%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	14.33%	6.14%	7.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Mark P. Denkinger (since 2009), Portfolio Manager

•	Josh Rank (since 2015), Portfolio Manager

•	Darrin E. Smith (since 2009), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

INFLATION PROTECTION FUND

Objective:	The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.55%	0.74%	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.18%	1.27%	0.39%	1.27%	1.14%	0.96%	0.77%	0.65%
Expense Reimbursement (1)	(0.28)%	(0.12)%	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.15%	0.39%	1.27%	1.14%	0.96%	0.77%	0.65%
(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.15% for Class J shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$463	$709	$974	$1,729
Class J	217	391	685	1,523
Institutional Class	40	125	219	493
Class R-1	129	403	697	1,534
Class R-2	116	362	628	1,386
Class R-3	98	306	531	1,178
Class R-4	79	246	428	954
Class R-5	66	208	362	810
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	117	391	685	1,523
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities ("TIPS") Index, which as of December 31, 2019 was 4.67 years . The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(6.83)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.52%	0.89%	2.20%
Class A Return After Taxes on Distributions	2.92%	0.25%	1.62%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.08%	0.39%	1.47%
Class J Return Before Taxes	6.14%	1.45%	2.40%
Institutional Class Return Before Taxes	8.05%	2.17%	3.10%
Class R-1 Return Before Taxes	7.06%	1.28%	2.21%
Class R-2 Return Before Taxes	7.26%	1.40%	2.34%
Class R-3 Return Before Taxes	7.55%	1.59%	2.53%
Class R-4 Return Before Taxes	7.75%	1.79%	2.72%
Class R-5 Return Before Taxes	7.73%	1.91%	2.84%
Bloomberg Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	8.43%	2.62%	3.36%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Manager
BlackRock Financial Management, Inc.

•	Akiva Dickstein (since 2018), Managing Director
Sub-Sub-Advisor and Portfolio Manager
BlackRock International Limited

•	Chris Allen (since 2017), Managing Director

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

INTERNATIONAL EMERGING MARKETS FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (1)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.43%	0.71%	0.43%	0.24%	0.61%	0.53%	0.40%	0.36%	0.34%	0.06%
Total Annual Fund Operating Expenses	1.73%	2.76%	1.63%	1.29%	2.01%	1.88%	1.70%	1.51%	1.39%	1.11%
Expense Reimbursement (2)	(0.18)%	(0.25)%	(0.26)%	(0.09)%	N/A	N/A	N/A	N/A	N/A	(0.02)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.55%	2.51%	1.37%	1.20%	2.01%	1.88%	1.70%	1.51%	1.39%	1.09%
(1) Fees have been restated to reflect current fees.
(2)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.55% for Class A, 2.51% for Class C, 1.37% for Class J and 1.20% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$699	$1,048	$1,421	$2,465
Class C	354	833	1,437	3,072
Class J	239	489	862	1,911
Institutional Class	122	400	699	1,549
Class R-1	204	630	1,083	2,338
Class R-2	191	591	1,016	2,201
Class R-3	173	536	923	2,009
Class R-4	154	477	824	1,802
Class R-5	142	440	761	1,669
Class R-6	111	351	610	1,350
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$254	$833	$1,437	$3,072
Class J	139	489	862	1,911
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
Here, "emerging market" means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand, and most nations located in Western Europe. The Fund invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value). The Fund actively trades portfolio securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6. However, where the adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares.
During 2019, the Fund experienced a significant one-time gain of approximately $0.11/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	18.77%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(22.64)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year(1)	5 Years	10 Years
Class A Return Before Taxes	10.74%	2.74%	1.90%
Class A Return After Taxes on Distributions	10.33%	2.59%	1.87%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.18%	2.32%	1.69%
Class C Return Before Taxes	15.13%	2.84%	1.47%
Class J Return Before Taxes	16.44%	4.03%	2.58%
Institutional Class Return Before Taxes	17.60%	4.31%	2.96%
Class R-1 Return Before Taxes	16.66%	3.44%	2.09%
Class R-2 Return Before Taxes	16.82%	3.58%	2.22%
Class R-3 Return Before Taxes	17.03%	3.77%	2.41%
Class R-4 Return Before Taxes	17.23%	3.96%	2.60%
Class R-5 Return Before Taxes	17.37%	4.07%	2.72%
Class R-6 Return Before Taxes	17.67%	4.13%	2.58%
MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.44%	5.61%	3.68%
(1) During 2019, the Fund experienced a significant one-time gain of approximately $0.11/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Paul H. Blankenhagen (since 2019), Portfolio Manager

•	Jeffrey Kilkenny (since 2020), Portfolio Manager

•	Alan Wang (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

INTERNATIONAL FUND I

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (1)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.62%	0.17%	0.59%	0.51%	0.38%	0.34%	0.32%	0.08%
Total Annual Fund Operating Expenses	1.62%	0.92%	1.69%	1.56%	1.38%	1.19%	1.07%	0.83%
Expense Reimbursement (2)	(0.32)%	(0.02)%	N/A	N/A	N/A	N/A	N/A	(0.04)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	0.90%	1.69%	1.56%	1.38%	1.19%	1.07%	0.79%
(1) Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class A and 0.90% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$675	$1,003	$1,354	$2,341
Institutional Class	92	291	507	1,129
Class R-1	172	533	918	1,998
Class R-2	159	493	850	1,856
Class R-3	140	437	755	1,657
Class R-4	121	378	654	1,443
Class R-5	109	340	590	1,306
Class R-6	81	261	457	1,022
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities, including emerging market securities. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A (June 3, 2014) and Class R-6 shares (November 22, 2016), the performance shown in the bar chart for Class A and the table for Classes A and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Fund's Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	18.54%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(22.90)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	24.28%	4.47%	5.20%
Class A Return After Taxes on Distributions	23.92%	4.11%	4.96%
Class A Return After Taxes on Distributions and Sale of Fund Shares	15.06%	3.58%	4.31%
Institutional Class Return Before Taxes	32.10%	6.14%	6.25%
Class R-1 Return Before Taxes	30.94%	5.26%	5.36%
Class R-2 Return Before Taxes	31.17%	5.42%	5.50%
Class R-3 Return Before Taxes	31.33%	5.59%	5.69%
Class R-4 Return Before Taxes	31.72%	5.80%	5.89%
Class R-5 Return Before Taxes	31.74%	5.91%	6.02%
Class R-6 Return Before Taxes	32.23%	6.15%	6.24%
MSCI ACWI Ex-U.S. Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	21.53%	5.51%	4.97%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Origin Asset Management LLP

•	John Birkhold (since 2014), Partner

•	Chris Carter (since 2014), Partner

•	Nigel Dutson (since 2014), Partner

•	Tarlock Randhawa (since 2014), Partner
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

LARGECAP GROWTH FUND I

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.17%	0.12%	0.10%	0.54%	0.46%	0.33%	0.29%	0.27%	0.01%
Total Annual Fund Operating Expenses	1.02%	0.87%	0.70%	1.49%	1.36%	1.18%	0.99%	0.87%	0.61%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.00%	0.85%	0.68%	1.47%	1.34%	1.16%	0.97%	0.85%	0.59%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$646	$855	$1,080	$1,727
Class J	187	276	480	1,071
Institutional Class	69	222	388	869
Class R-1	150	469	811	1,778
Class R-2	136	429	743	1,633
Class R-3	118	373	647	1,430
Class R-4	99	313	545	1,211
Class R-5	87	276	480	1,071
Class R-6	60	193	338	760
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$87	$276	$480	$1,071
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 ® Growth Index (as of December 31, 2019 , this range was between approximately $1.4 billion and $1.3 trillion ). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 1000® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart for Class A shares and the table for Classes A and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.95%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.37)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	27.07%	13.50%	14.22%
Class A Return After Taxes on Distributions	24.73%	11.10%	12.43%
Class A Return After Taxes on Distributions and Sale of Fund Shares	17.68%	10.28%	11.48%
Class J Return Before Taxes	33.69%	15.10%	15.08%
Institutional Class Return Before Taxes	34.83%	15.34%	15.49%
Class R-1 Return Before Taxes	33.77%	14.40%	14.51%
Class R-2 Return Before Taxes	33.96%	14.53%	14.67%
Class R-3 Return Before Taxes	34.25%	14.75%	14.86%
Class R-4 Return Before Taxes	34.52%	14.98%	15.09%
Class R-5 Return Before Taxes	34.69%	15.11%	15.23%
Class R-6 Return Before Taxes	34.96%	15.38%	15.50%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	36.42%	14.63%	15.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Brown Advisory, LLC
T. Rowe Price Associates, Inc.
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

LARGECAP S&P 500 INDEX FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	0.25%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.16%	0.18%	0.11%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	0.46%	1.33%	0.41%	0.17%	1.03%	0.90%	0.72%	0.53%	0.41%
Expense Reimbursement (1)	N/A	(0.03)%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.46%	1.30%	0.41%	0.17%	1.03%	0.90%	0.72%	0.53%	0.41%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$196	$295	$404	$720
Class C	232	418	726	1,599
Class J	142	132	230	518
Institutional Class	17	55	96	217
Class R-1	105	328	569	1,259
Class R-2	92	287	498	1,108
Class R-3	74	230	401	894
Class R-4	54	170	296	665
Class R-5	42	132	230	518
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$132	$418	$726	$1,599
Class J	42	132	230	518
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") 500 Index (the "Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2019 , the market capitalization range of the companies comprising the Index was between approximately $1.8 billion and $1.2 trillion . Each component stock of the Index is weighted in proportion to its total market value. The Index is balanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	13.56%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(13.96)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	28.96%	10.84%	12.77%
Class A Return After Taxes on Distributions	27.89%	9.69%	12.04%
Class A Return After Taxes on Distributions and Sale of Fund Shares	17.90%	8.43%	10.57%
Class C Return Before Taxes	28.77%	10.25%	12.09%
Class J Return Before Taxes	30.05%	11.27%	13.01%
Institutional Class Return Before Taxes	31.32%	11.52%	13.36%
Class R-1 Return Before Taxes	30.14%	10.56%	12.38%
Class R-2 Return Before Taxes	30.34%	10.70%	12.52%
Class R-3 Return Before Taxes	30.56%	10.90%	12.73%
Class R-4 Return Before Taxes	30.81%	11.10%	12.95%
Class R-5 Return Before Taxes	30.98%	11.24%	13.08%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.51%	11.70%	13.56%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager

•	Aaron J. Siebel (since 2018), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

LARGECAP VALUE FUND III

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.23%	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.15%	0.79%	1.66%	1.53%	1.35%	1.16%	1.04%
Fee Waiver (1)	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses after Fee Waiver	1.08%	0.72%	1.59%	1.46%	1.28%	1.09%	0.97%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.065% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$210	$358	$626	$1,391
Institutional Class	74	245	432	971
Class R-1	162	517	896	1,960
Class R-2	149	477	828	1,818
Class R-3	130	421	733	1,618
Class R-4	111	362	632	1,403
Class R-5	99	324	567	1,265

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$110	$358	$626	$1,391
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 ® Value Index (as of December 31, 2019 , this range was between approximately $823.4 million and $555.6 billion ). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 1000® Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '11	12.66%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(18.23)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	26.47%	9.09%	11.25%
Institutional Class Return After Taxes on Distributions	24.60%	7.25%	10.14%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.99%	6.86%	9.15%
Class J Return Before Taxes	25.02%	8.72%	10.79%
Class R-1 Return Before Taxes	25.42%	8.14%	10.28%
Class R-2 Return Before Taxes	25.52%	8.27%	10.41%
Class R-3 Return Before Taxes	25.72%	8.47%	10.61%
Class R-4 Return Before Taxes	25.99%	8.67%	10.83%
Class R-5 Return Before Taxes	26.17%	8.81%	10.96%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	26.56%	8.29%	11.80%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Barrow, Hanley, Mewhinney & Strauss, LLC
Westwood Management Corp.

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MIDCAP FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.15%	0.12%	0.13%	0.12%	0.54%	0.46%	0.33%	0.29%	0.27%	0.02%
Total Annual Fund Operating Expenses	0.98%	1.70%	0.86%	0.70%	1.47%	1.34%	1.16%	0.97%	0.85%	0.60%
Expense Reimbursement (1)	N/A	N/A	N/A	—%	N/A	N/A	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.98%	1.70%	0.86%	0.70%	1.47%	1.34%	1.16%	0.97%	0.85%	0.60%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$644	$845	$1,062	$1,685
Class C	273	536	923	2,009
Class J	188	274	477	1,061
Institutional Class	72	224	390	871
Class R-1	150	465	803	1,757
Class R-2	136	425	734	1,613
Class R-3	118	368	638	1,409
Class R-4	99	309	536	1,190
Class R-5	87	271	471	1,049
Class R-6	61	192	335	750
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$173	$536	$923	$2,009
Class J	88	274	477	1,061
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap ® Index (as of December 31, 2019 , this range was between approximately $823.4 million and $78.6 billion ). The Fund also invests in foreign securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 is that of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6. However, where this adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	19.18%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.02)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	34.62%	11.72%	15.12%
Class A Return After Taxes on Distributions	33.19%	10.28%	13.96%
Class A Return After Taxes on Distributions and Sale of Fund Shares	21.50%	9.02%	12.49%
Class C Return Before Taxes	40.49%	12.18%	14.93%
Class J Return Before Taxes	41.73%	13.16%	15.87%
Institutional Class Return Before Taxes	42.91%	13.33%	16.19%
Class R-1 Return Before Taxes	41.80%	12.44%	15.25%
Class R-2 Return Before Taxes	42.02%	12.59%	15.39%
Class R-3 Return Before Taxes	42.24%	12.79%	15.61%
Class R-4 Return Before Taxes	42.49%	13.00%	15.83%
Class R-5 Return Before Taxes	42.67%	13.15%	15.97%
Class R-6 Return Before Taxes	43.08%	13.17%	15.80%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	30.57%	9.33%	13.20%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	K. William Nolin (since 2000), Portfolio Manager

•	Tom Rozycki (since 2013), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on June 14, 2013 and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on August 15, 2013, the MidCap Fund is no longer available for purchases from new investors except in limited circumstances.
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MIDCAP GROWTH FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.20%	0.15%	0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	1.00%	0.80%	1.55%	1.42%	1.24%	1.05%	0.93%
Expense Reimbursement (1)	N/A	(0.05)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	0.75%	1.55%	1.42%	1.24%	1.05%	0.93%
(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$202	$318	$552	$1,225
Institutional Class	77	250	439	985
Class R-1	158	490	845	1,845
Class R-2	145	449	776	1,702
Class R-3	126	393	681	1,500
Class R-4	107	334	579	1,283
Class R-5	95	296	515	1,143

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$102	$318	$552	$1,225
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap ® Growth Index (as of December 31, 2019 , this range was between approximately $1.4 billion and $78.6 billion ). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	21.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(22.62)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	31.50%	10.23%	13.00%
Institutional Class Return After Taxes on Distributions	30.25%	8.94%	10.20%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	19.52%	7.89%	9.56%
Class J Return Before Taxes	30.09%	9.95%	12.55%
Class R-1 Return Before Taxes	30.20%	9.34%	12.08%
Class R-2 Return Before Taxes	30.46%	9.47%	12.21%
Class R-3 Return Before Taxes	30.78%	9.70%	12.42%
Class R-4 Return Before Taxes	31.04%	9.93%	12.65%
Class R-5 Return Before Taxes	31.09%	10.04%	12.77%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	35.50%	11.61%	14.24%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Columbus Circle Investors

•	Christopher T. Corbett (since 2017), Senior Vice President/Co-Portfolio Manager

•	Clifford G. Fox (since 2005), Senior Managing Director/Co-Portfolio Manager

•	Michael Iacono (since 2005), Senior Managing Director/Portfolio Manager

•	Marc R. Shapiro (since 2019), Senior Vice President/Co-Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MIDCAP GROWTH FUND III

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees (1)	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.25%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.28%	0.89%	1.76%	1.63%	1.45%	1.26%	1.14%
Fee Waiver (2)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver	1.26%	0.87%	1.74%	1.61%	1.43%	1.24%	1.12%

(1) Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$228	$404	$700	$1,543
Institutional Class	89	282	491	1,094
Class R-1	177	552	952	2,071
Class R-2	164	512	885	1,931
Class R-3	146	457	790	1,734
Class R-4	126	398	690	1,521
Class R-5	114	360	626	1,384
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$128	$404	$700	$1,543

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap ® Growth Index (as of December 31, 2019 , this range was between approximately $1.4 billion and $78.6 billion ). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell Midcap® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	18.14%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(20.36)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	35.40%	10.60%	12.38%
Institutional Class Return After Taxes on Distributions	32.90%	8.54%	9.99%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	22.73%	7.92%	9.44%
Class J Return Before Taxes	33.92%	10.20%	11.87%
Class R-1 Return Before Taxes	34.12%	9.63%	11.39%
Class R-2 Return Before Taxes	34.37%	9.79%	11.54%
Class R-3 Return Before Taxes	34.54%	9.96%	11.73%
Class R-4 Return Before Taxes	34.91%	10.18%	11.96%
Class R-5 Return Before Taxes	34.97%	10.32%	12.09%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	35.50%	11.61%	14.24%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Eagle Asset Management, Inc.
Robert W. Baird & Co. Incorporated

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MIDCAP S&P 400 INDEX FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.16%	0.08%	0.54%	0.46%	0.33%	0.29%	0.27%	0.02%
Total Annual Fund Operating Expenses	0.46%	0.23%	1.04%	0.91%	0.73%	0.54%	0.42%	0.17%
Expense Reimbursement (1)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.46%	0.23%	1.04%	0.91%	0.73%	0.54%	0.42%	0.17%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$147	$148	$258	$579
Institutional Class	24	74	130	293
Class R-1	106	331	574	1,271
Class R-2	93	290	504	1,120
Class R-3	75	233	406	906
Class R-4	55	173	302	677
Class R-5	43	135	235	530
Class R-6	17	55	96	217
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$47	$148	$258	$579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index (the "Index") at the time of purchase. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of December 31, 2019 , the market capitalization range of the companies comprising the Index was between approximately $572.8 million and $12.6 billion . Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	14.45%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(19.84)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	26.02%	8.78%	12.47%
Institutional Class Return After Taxes on Distributions	24.24%	6.85%	10.98%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.64%	6.62%	10.12%
Class J Return Before Taxes	24.74%	8.51%	12.06%
Class R-1 Return Before Taxes	24.97%	7.89%	11.53%
Class R-2 Return Before Taxes	25.15%	8.03%	11.68%
Class R-3 Return Before Taxes	25.31%	8.22%	11.87%
Class R-4 Return Before Taxes	25.60%	8.41%	12.09%
Class R-5 Return Before Taxes	25.79%	8.55%	12.22%
Class R-6 Return Before Taxes	26.07%	8.58%	12.06%
S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	26.22%	9.03%	12.72%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager

•	Aaron J. Siebel (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MIDCAP VALUE FUND I

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (1)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.50%	0.25%	0.07%	0.54%	0.46%	0.33%	0.29%	0.27%	0.01%
Total Annual Fund Operating Expenses	1.40%	1.05%	0.72%	1.54%	1.41%	1.23%	1.04%	0.92%	0.66%
Fee Waiver and Expense Reimbursement (2)(3)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.38%	1.03%	0.70%	1.52%	1.39%	1.21%	1.02%	0.90%	0.64%
(1) Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

(3)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.72% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$683	$967	$1,272	$2,136
Class J	205	332	577	1,281
Institutional Class	72	228	399	893
Class R-1	155	484	838	1,833
Class R-2	142	444	769	1,689
Class R-3	123	388	674	1,487
Class R-4	104	329	572	1,269
Class R-5	92	291	507	1,129
Class R-6	65	209	366	821
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$105	$332	$577	$1,281
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap ® Value Index (as of December 31, 2019 , the range was between approximately $823.4 million and $43.8 billion ). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell Midcap® Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and R-6 shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of the newer class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	13.58%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(19.55)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	19.28%	5.22%	10.53%
Institutional Class Return Before Taxes	26.67%	6.72%	11.44%
Institutional Class Return After Taxes on Distributions	25.05%	4.72%	9.13%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.70%	4.77%	8.71%
Class J Return Before Taxes	25.37%	6.41%	11.00%
Class R-1 Return Before Taxes	25.74%	5.84%	10.50%
Class R-2 Return Before Taxes	25.89%	5.96%	10.64%
Class R-3 Return Before Taxes	26.15%	6.16%	10.84%
Class R-4 Return Before Taxes	26.44%	6.37%	11.06%
Class R-5 Return Before Taxes	26.54%	6.50%	11.19%
Class R-6 Return Before Taxes	26.94%	6.76%	11.47%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	27.08%	7.62%	12.42%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Los Angeles Capital Management and Equity Research, Inc.
Victory Capital Management Inc.

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

MONEY MARKET FUND

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	—%	0.15%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.61%	0.76%
Fee Waiver and Expense Reimbursement (1)(2)	(0.10)%	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.51%	0.61%
(1)    Principal Funds Distributor, Inc. (the "Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.

(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$152	$185	$330	$753
Class J	162	228	408	928

With respect to Classes A and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class A	$52	$185	$330	$753
Class J	62	228	408	928
Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, banker's acceptances, commercial paper, treasury bills, bonds, repurchase agreements, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31
`

Highest return for a quarter during the period of the bar chart above:	Q2 '19	0.53%
Lowest return for a quarter during the period of the bar chart above:	Q3 '16	0.00%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	1.88%	0.82%	0.41%
Class J Return Before Taxes	0.78%	0.77%	0.38%
Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	2.31%	1.09%	0.60%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Erika Isley (since 2017), Portfolio Manager

•	Tracy Reeg (since 2004), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
The Money Market Fund is operated as a retail money market fund, and as such, has adopted policies and procedures reasonably designed to limit all beneficial owners to natural persons. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

OVERSEAS FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees (1)	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.04%	0.56%	0.48%	0.35%	0.31%	0.29%
Total Annual Fund Operating Expenses	0.97%	1.84%	1.71%	1.53%	1.34%	1.22%
Fee Waiver (2)	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver	0.93%	1.80%	1.67%	1.49%	1.30%	1.18%

(1) Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI") has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.035% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$95	$305	$532	$1,186
Class R-1	183	575	992	2,155
Class R-2	170	535	924	2,016
Class R-3	152	479	830	1,820
Class R-4	132	421	730	1,609
Class R-5	120	383	666	1,474
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. The Fund considers a security to be tied economically to countries outside the U.S. (a "foreign security") if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.

The Fund invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the MSCI EAFE Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). The Schedule of Investments included in the Fund’s annual and semi-annual reports identify the countries in which the Fund had invested, as of the date of the reports; to the extent a Fund has significant investments in issuers or securities tied to a certain country or region, it will be particularly susceptible to economic, political, regulatory or other events or conditions affecting such country or region.

•
Brexit Risk. The United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” has resulted in significant uncertainties and instability in the financial markets. Brexit may have significant political and financial consequences in the United Kingdom, as well as in European markets and the broader global economy. As a result, the fund’s performance may be more volatile than the performance of a more geographically diversified fund.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2012), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	18.02%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(21.11)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.83%	3.82%	4.76%
Institutional Class Return After Taxes on Distributions	20.26%	2.97%	3.75%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	13.23%	3.05%	3.86%
Class R-1 Return Before Taxes	19.95%	2.90%	3.85%
Class R-2 Return Before Taxes	19.95%	3.04%	3.98%
Class R-3 Return Before Taxes	20.25%	3.24%	4.17%
Class R-4 Return Before Taxes	20.37%	3.41%	4.37%
Class R-5 Return Before Taxes	20.63%	3.55%	4.50%
MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	16.10%	3.54%	3.98%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Barrow, Hanley, Mewhinney & Strauss, LLC
Causeway Capital Management LLC
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL CAPITAL APPRECIATION FUND

Objective:	The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.13%	0.22%	0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	0.86%	1.70%	0.51%	1.37%	1.24%	1.06%	0.87%	0.75%
Expense Reimbursement (1)	N/A	N/A	(0.04)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.86%	1.70%	0.47%	1.37%	1.24%	1.06%	0.87%	0.75%
(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.47% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$633	$809	$1,001	$1,552
Class C	273	536	923	2,009
Institutional Class	48	160	281	637
Class R-1	139	434	750	1,646
Class R-2	126	393	681	1,500
Class R-3	108	337	585	1,294
Class R-4	89	278	482	1,073
Class R-5	77	240	417	930
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$173	$536	$923	$2,009
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-1, R-2, R-3, R-4, and R-5 shares (March 1, 2010), the performance shown in the table for these newer classes is that of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. However, where the adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, if not applicable to the newer class). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	13.30%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.07)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	24.92%	10.06%	12.06%
Class A Return After Taxes on Distributions	22.59%	6.76%	10.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares	16.39%	7.34%	9.62%
Class C Return Before Taxes	30.04%	10.40%	11.75%
Institutional Class Return Before Taxes	32.69%	11.72%	13.15%
Class R-1 Return Before Taxes	31.49%	10.75%	12.16%
Class R-2 Return Before Taxes	31.68%	10.89%	12.31%
Class R-3 Return Before Taxes	31.92%	11.09%	12.51%
Class R-4 Return Before Taxes	32.16%	11.31%	12.72%
Class R-5 Return Before Taxes	32.31%	11.43%	12.85%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	31.04%	11.24%	13.42%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Daniel R. Coleman (since 2010), Portfolio Manager

•	Theodore Jayne (since 2015), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.28%	0.12%	0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.12%	0.86%	0.62%	1.48%	1.35%	1.17%	0.98%	0.86%
Expense Reimbursement (1)	(0.15)%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.97%	0.86%	0.62%	1.48%	1.35%	1.17%	0.98%	0.86%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$470	$703	$955	$1,674
Class J	188	274	477	1,061
Institutional Class	63	199	346	774
Class R-1	151	468	808	1,768
Class R-2	137	428	739	1,624
Class R-3	119	372	644	1,420
Class R-4	100	312	542	1,201
Class R-5	88	274	477	1,061
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$88	$274	$477	$1,061
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 44.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

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Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

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Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

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Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	6.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(4.06)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.18%	3.14%	4.75%
Class A Return After Taxes on Distributions	6.58%	1.85%	3.70%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.37%	2.03%	3.39%
Class J Return Before Taxes	11.60%	4.07%	5.23%
Institutional Class Return Before Taxes	12.77%	4.29%	5.53%
Class R-1 Return Before Taxes	11.84%	3.40%	4.63%
Class R-2 Return Before Taxes	11.99%	3.53%	4.77%
Class R-3 Return Before Taxes	12.16%	3.71%	4.95%
Class R-4 Return Before Taxes	12.42%	3.92%	5.14%
Class R-5 Return Before Taxes	12.48%	4.04%	5.27%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	13.34%	4.68%	5.50%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2007), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2010 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.19%	0.07%	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.04%	0.82%	0.62%	1.49%	1.36%	1.18%	0.99%	0.87%
Expense Reimbursement (1)	(0.06)%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.98%	0.82%	0.62%	1.49%	1.36%	1.18%	0.99%	0.87%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$471	$688	$922	$1,593
Class J	184	262	455	1,014
Institutional Class	63	199	346	774
Class R-1	152	471	813	1,779
Class R-2	138	431	745	1,635
Class R-3	120	375	649	1,432
Class R-4	101	315	547	1,213
Class R-5	89	278	482	1,073
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$84	$262	$455	$1,014
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 37.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.

The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

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Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

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Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	9.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(8.26)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.65%	3.78%	5.91%
Class A Return After Taxes on Distributions	7.68%	2.15%	4.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.57%	2.51%	4.38%
Class J Return Before Taxes	13.22%	4.78%	6.43%
Institutional Class Return Before Taxes	14.35%	4.96%	6.71%
Class R-1 Return Before Taxes	13.35%	4.06%	5.78%
Class R-2 Return Before Taxes	13.52%	4.20%	5.92%
Class R-3 Return Before Taxes	13.77%	4.39%	6.11%
Class R-4 Return Before Taxes	13.94%	4.57%	6.31%
Class R-5 Return Before Taxes	14.12%	4.70%	6.43%
S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)	14.31%	5.16%	6.21%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2007), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2015 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	0.64%	1.51%	1.38%	1.20%	1.01%	0.89%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$65	$205	$357	$798
Class R-1	154	477	824	1,802
Class R-2	140	437	755	1,657
Class R-3	122	381	660	1,455
Class R-4	103	322	558	1,236
Class R-5	91	284	493	1,096
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 37.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	10.29%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(10.77)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.28%	5.52%	7.28%
Institutional Class Return After Taxes on Distributions	12.78%	3.23%	5.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.59%	3.82%	5.40%
Class R-1 Return Before Taxes	15.22%	4.60%	6.34%
Class R-2 Return Before Taxes	15.33%	4.73%	6.48%
Class R-3 Return Before Taxes	15.54%	4.92%	6.68%
Class R-4 Return Before Taxes	15.75%	5.14%	6.88%
Class R-5 Return Before Taxes	15.81%	5.24%	7.00%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	15.41%	5.67%	6.92%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2008), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2008), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2020 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.13%	0.05%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.02%	0.84%	0.65%	1.52%	1.39%	1.21%	1.02%	0.90%
Expense Reimbursement (1)	—%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.02%	0.84%	0.65%	1.52%	1.39%	1.21%	1.02%	0.90%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$648	$857	$1,082	$1,729
Class J	186	268	466	1,037
Institutional Class	66	208	362	810
Class R-1	155	480	829	1,813
Class R-2	142	440	761	1,669
Class R-3	123	384	665	1,466
Class R-4	104	325	563	1,248
Class R-5	92	287	498	1,108
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$86	$268	$466	$1,037
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 34.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	10.58%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(12.72)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	11.53%	4.48%	6.90%
Class A Return After Taxes on Distributions	9.25%	2.59%	5.51%
Class A Return After Taxes on Distributions and Sale of Fund Shares	8.06%	2.94%	5.13%
Class J Return Before Taxes	17.31%	5.87%	7.62%
Institutional Class Return Before Taxes	18.38%	6.06%	7.91%
Class R-1 Return Before Taxes	17.42%	5.15%	6.97%
Class R-2 Return Before Taxes	17.55%	5.29%	7.11%
Class R-3 Return Before Taxes	17.76%	5.48%	7.30%
Class R-4 Return Before Taxes	18.00%	5.67%	7.51%
Class R-5 Return Before Taxes	18.06%	5.80%	7.63%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	16.53%	6.16%	7.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2025 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	0.66%	1.53%	1.40%	1.22%	1.03%	0.91%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$67	$211	$368	$822
Class R-1	156	483	834	1,824
Class R-2	143	443	766	1,680
Class R-3	124	387	670	1,477
Class R-4	105	328	569	1,259
Class R-5	93	290	504	1,120
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 34.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	11.31%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(13.65)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.48%	6.65%	8.38%
Institutional Class Return After Taxes on Distributions	18.40%	4.95%	6.89%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	13.26%	4.80%	6.40%
Class R-1 Return Before Taxes	19.43%	5.72%	7.43%
Class R-2 Return Before Taxes	19.53%	5.86%	7.57%
Class R-3 Return Before Taxes	19.81%	6.05%	7.77%
Class R-4 Return Before Taxes	20.01%	6.24%	7.97%
Class R-5 Return Before Taxes	20.18%	6.37%	8.11%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	18.39%	6.73%	8.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2008), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2030 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.15%	0.06%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.08%	0.89%	0.69%	1.56%	1.43%	1.25%	1.06%	0.94%
Expense Reimbursement (1)	(0.02)%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.06%	0.89%	0.69%	1.56%	1.43%	1.25%	1.06%	0.94%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$652	$873	$1,111	$1,793
Class J	191	284	493	1,096
Institutional Class	70	221	384	859
Class R-1	159	493	850	1,856
Class R-2	146	452	782	1,713
Class R-3	127	397	686	1,511
Class R-4	108	337	585	1,294
Class R-5	96	300	520	1,155
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$91	$284	$493	$1,096
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 23.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	11.64%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(14.38)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	15.23%	5.47%	7.77%
Class A Return After Taxes on Distributions	13.50%	3.80%	6.46%
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.02%	3.92%	5.94%
Class J Return Before Taxes	21.18%	6.86%	8.49%
Institutional Class Return Before Taxes	22.39%	7.07%	8.79%
Class R-1 Return Before Taxes	21.35%	6.13%	7.84%
Class R-2 Return Before Taxes	21.53%	6.28%	7.99%
Class R-3 Return Before Taxes	21.67%	6.47%	8.18%
Class R-4 Return Before Taxes	22.00%	6.68%	8.38%
Class R-5 Return Before Taxes	22.08%	6.79%	8.51%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	20.39%	7.27%	8.66%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2007), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2035 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	0.63%	1.51%	1.38%	1.20%	1.01%	0.89%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$64	$202	$351	$786
Class R-1	154	477	824	1,802
Class R-2	140	437	755	1,657
Class R-3	122	381	660	1,455
Class R-4	103	322	558	1,236
Class R-5	91	284	493	1,096
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.

The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	12.36%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.22)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	23.47%	7.43%	9.15%
Institutional Class Return After Taxes on Distributions	21.26%	5.74%	7.69%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.14%	5.43%	7.08%
Class R-1 Return Before Taxes	22.50%	6.51%	8.21%
Class R-2 Return Before Taxes	22.67%	6.64%	8.35%
Class R-3 Return Before Taxes	22.88%	6.83%	8.54%
Class R-4 Return Before Taxes	23.08%	7.03%	8.75%
Class R-5 Return Before Taxes	23.25%	7.17%	8.87%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	22.19%	7.77%	9.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2008), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2040 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.18%	0.08%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.07%	0.87%	0.65%	1.52%	1.39%	1.21%	1.02%	0.90%
Expense Reimbursement (1)	(0.05)%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.02%	0.87%	0.65%	1.52%	1.39%	1.21%	1.02%	0.90%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$648	$867	$1,103	$1,780
Class J	189	278	482	1,073
Institutional Class	66	208	362	810
Class R-1	155	480	829	1,813
Class R-2	142	440	761	1,669
Class R-3	123	384	665	1,466
Class R-4	104	325	563	1,248
Class R-5	92	287	498	1,108
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$89	$278	$482	$1,073
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	12.45%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.81)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	17.60%	6.15%	8.41%
Class A Return After Taxes on Distributions	15.60%	4.48%	7.12%
Class A Return After Taxes on Distributions and Sale of Fund Shares	11.62%	4.49%	6.55%
Class J Return Before Taxes	23.67%	7.52%	9.09%
Institutional Class Return Before Taxes	24.89%	7.75%	9.43%
Class R-1 Return Before Taxes	23.90%	6.82%	8.48%
Class R-2 Return Before Taxes	23.96%	6.95%	8.61%
Class R-3 Return Before Taxes	24.28%	7.15%	8.82%
Class R-4 Return Before Taxes	24.53%	7.36%	9.02%
Class R-5 Return Before Taxes	24.60%	7.48%	9.15%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	23.39%	8.12%	9.45%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2007), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2045 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.01%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	0.67%	1.55%	1.42%	1.24%	1.05%	0.93%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$68	$214	$373	$835
Class R-1	158	490	845	1,845
Class R-2	145	449	776	1,702
Class R-3	126	393	681	1,500
Class R-4	107	334	579	1,283
Class R-5	95	296	515	1,143
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	12.94%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(16.15)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	25.79%	7.95%	9.63%
Institutional Class Return After Taxes on Distributions	23.71%	6.23%	8.15%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.55%	5.75%	7.41%
Class R-1 Return Before Taxes	24.71%	7.02%	8.67%
Class R-2 Return Before Taxes	24.89%	7.16%	8.81%
Class R-3 Return Before Taxes	25.10%	7.35%	9.01%
Class R-4 Return Before Taxes	25.35%	7.56%	9.22%
Class R-5 Return Before Taxes	25.56%	7.69%	9.36%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	24.04%	8.33%	9.67%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2008), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2008), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2050 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.25%	0.12%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.17%	0.94%	0.68%	1.55%	1.42%	1.24%	1.05%	0.93%
Expense Reimbursement (1)	(0.12)%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.05%	0.94%	0.68%	1.55%	1.42%	1.24%	1.05%	0.93%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$651	$890	$1,147	$1,882
Class J	196	300	520	1,155
Institutional Class	69	218	379	847
Class R-1	158	490	845	1,845
Class R-2	145	449	776	1,702
Class R-3	126	393	681	1,500
Class R-4	107	334	579	1,283
Class R-5	95	296	515	1,143
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$96	$300	$520	$1,155
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	13.02%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(16.76)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	19.30%	6.55%	8.78%
Class A Return After Taxes on Distributions	17.40%	5.05%	7.56%
Class A Return After Taxes on Distributions and Sale of Fund Shares	12.65%	4.85%	6.87%
Class J Return Before Taxes	25.40%	7.87%	9.36%
Institutional Class Return Before Taxes	26.65%	8.16%	9.80%
Class R-1 Return Before Taxes	25.62%	7.22%	8.85%
Class R-2 Return Before Taxes	25.78%	7.37%	8.99%
Class R-3 Return Before Taxes	26.04%	7.57%	9.19%
Class R-4 Return Before Taxes	26.18%	7.77%	9.40%
Class R-5 Return Before Taxes	26.34%	7.88%	9.52%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	24.37%	8.49%	9.84%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2007), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2007), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2055 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.02%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	0.70%	1.57%	1.44%	1.26%	1.07%	0.95%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$72	$224	$390	$871
Class R-1	160	496	855	1,867
Class R-2	147	456	787	1,724
Class R-3	128	400	692	1,523
Class R-4	109	340	590	1,306
Class R-5	97	303	525	1,166
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	13.01%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(17.02)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	27.24%	8.28%	9.79%
Institutional Class Return After Taxes on Distributions	25.48%	6.90%	8.58%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.35%	6.18%	7.69%
Class R-1 Return Before Taxes	26.16%	7.36%	8.85%
Class R-2 Return Before Taxes	26.26%	7.49%	8.99%
Class R-3 Return Before Taxes	26.59%	7.70%	9.19%
Class R-4 Return Before Taxes	26.87%	7.90%	9.40%
Class R-5 Return Before Taxes	26.93%	8.02%	9.52%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	24.50%	8.58%	9.99%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2008), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2008), Portfolio Manager
Purchase and Sale of Fund Shares
There are no minimum initial or subsequent investment requirements for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2060 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.49%	0.03%	0.54%	0.46%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.32%	0.71%	1.57%	1.44%	1.26%	1.07%	0.95%
Expense Reimbursement (1)	(0.26)%	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.06%	0.71%	1.57%	1.44%	1.26%	1.07%	0.95%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$208	$393	$699	$1,568
Institutional Class	73	227	395	883
Class R-1	160	496	855	1,867
Class R-2	147	456	787	1,724
Class R-3	128	400	692	1,523
Class R-4	109	340	590	1,306
Class R-5	97	303	525	1,166

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$108	$393	$699	$1,568
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (March 1, 2013).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	13.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(13.83)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	27.52%	8.29%	9.75%
Institutional Class Return After Taxes on Distributions	25.81%	7.18%	8.69%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.49%	6.32%	7.57%
Class J Return Before Taxes	26.02%	7.94%	9.40%
Class R-1 Return Before Taxes	26.39%	7.37%	8.82%
Class R-2 Return Before Taxes	26.55%	7.51%	8.96%
Class R-3 Return Before Taxes	26.86%	7.70%	9.19%
Class R-4 Return Before Taxes	27.08%	7.91%	9.37%
Class R-5 Return Before Taxes	27.14%	8.02%	9.49%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	24.75%	8.68%	9.92%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2013), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2013), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME 2065 FUND
Objective:    The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.36%	0.72%	0.64%	0.51%	0.47%	0.45%
Acquired Fund Fees and Expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses	1.04%	1.75%	1.62%	1.44%	1.25%	1.13%
Expense Reimbursement (1)	(0.28)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.76%	1.61%	1.48%	1.30%	1.11%	0.99%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional Class, 0.93% for Class R-1, 0.80% for Class R-2, 0.62% for Class R-3, 0.43% for Class R-4 and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$78	$303	$547	$1,246
Class R-1	164	537	936	2,051
Class R-2	151	497	868	1,910
Class R-3	132	442	774	1,712
Class R-4	113	383	673	1,499
Class R-5	101	345	609	1,362
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 51.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 6, 2017).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	13.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(13.84)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	Life of Fund
Institutional Class Return Before Taxes	27.35%	9.88%
Institutional Class Return After Taxes on Distributions	26.23%	8.72%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	17.01%	7.37%
Class R-1 Return Before Taxes	26.28%	8.99%
Class R-2 Return Before Taxes	26.44%	9.11%
Class R-3 Return Before Taxes	26.71%	9.33%
Class R-4 Return Before Taxes	26.91%	9.54%
Class R-5 Return Before Taxes	27.08%	9.72%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	24.75%	9.74%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2017), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID INCOME FUND

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.57%	0.20%	0.38%	0.32%	0.11%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.04%	0.52%	0.95%	0.64%	0.43%
Expense Reimbursement (1)	(0.42)%	(0.15)%	(0.04)%	(0.04)%	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.62%	0.37%	0.91%	0.60%	0.34%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$163	$289	$533	$1,233
Institutional Class	38	152	276	638
Class R-3	93	299	522	1,163
Class R-5	61	201	353	795
Class R-6	35	129	232	533
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$63	$289	$533	$1,233

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 24.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	5.16%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(3.31)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	11.82%	4.14%	4.21%
Institutional Class Return After Taxes on Distributions	10.67%	3.35%	3.13%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.16%	2.89%	2.81%
Class J Return Before Taxes	10.63%	3.90%	3.98%
Class R-3 Return Before Taxes	11.26%	3.59%	3.66%
Class R-5 Return Before Taxes	11.62%	3.91%	3.99%
Class R-6 Return Before Taxes	11.91%	4.17%	4.25%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	13.34%	4.68%	4.74%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2015 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.29%	0.13%	0.35%	0.29%	0.06%
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.77%	0.46%	0.93%	0.62%	0.39%
Expense Reimbursement (1)	(0.14)%	(0.08)%	(0.01)%	(0.01)%	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.63%	0.38%	0.92%	0.61%	0.35%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$164	$232	$414	$941
Institutional Class	39	140	250	571
Class R-3	94	295	514	1,142
Class R-5	62	198	345	773
Class R-6	36	121	215	489

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$64	$232	$414	$941

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	6.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(6.15)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	15.18%	5.41%	5.57%
Institutional Class Return After Taxes on Distributions	14.05%	4.62%	4.51%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.28%	3.94%	3.95%
Class J Return Before Taxes	14.01%	5.17%	5.34%
Class R-3 Return Before Taxes	14.52%	4.84%	5.00%
Class R-5 Return Before Taxes	14.85%	5.16%	5.32%
Class R-6 Return Before Taxes	15.17%	5.45%	5.61%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	15.41%	5.67%	5.76%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2020 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.16%	0.06%	0.34%	0.28%	0.02%
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.64%	0.39%	0.92%	0.61%	0.35%
Expense Reimbursement (1)	(0.01)%	(0.01)%	—%	—%	—%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.63%	0.38%	0.92%	0.61%	0.35%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$164	$204	$356	$797
Institutional Class	39	124	218	492
Class R-3	94	293	509	1,131
Class R-5	62	195	340	762
Class R-6	36	113	197	443

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$64	$204	$356	$797

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	7.84%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(7.60)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	17.17%	6.07%	6.28%
Institutional Class Return After Taxes on Distributions	16.08%	5.25%	5.20%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.53%	4.49%	4.55%
Class J Return Before Taxes	16.07%	5.82%	6.03%
Class R-3 Return Before Taxes	16.71%	5.54%	5.74%
Class R-5 Return Before Taxes	16.99%	5.85%	6.06%
Class R-6 Return Before Taxes	17.21%	6.09%	6.30%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	16.53%	6.16%	6.25%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2025 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.16%	0.07%	0.34%	0.28%	0.04%
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.64%	0.40%	0.92%	0.61%	0.37%
Expense Reimbursement (1)	(0.01)%	(0.02)%	—%	—%	(0.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.63%	0.38%	0.92%	0.61%	0.35%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$164	$204	$356	$797
Institutional Class	39	126	222	503
Class R-3	94	293	509	1,131
Class R-5	62	195	340	762
Class R-6	36	117	206	466

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$64	$204	$356	$797
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	8.81%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(9.09)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	19.24%	6.62%	6.87%
Institutional Class Return After Taxes on Distributions	18.13%	5.79%	5.77%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.85%	4.92%	5.01%
Class J Return Before Taxes	17.92%	6.37%	6.62%
Class R-3 Return Before Taxes	18.60%	6.05%	6.30%
Class R-5 Return Before Taxes	18.95%	6.38%	6.63%
Class R-6 Return Before Taxes	19.15%	6.64%	6.88%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	18.39%	6.73%	6.78%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2030 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.22%	0.05%	0.33%	0.27%	0.03%
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.71%	0.39%	0.92%	0.61%	0.37%
Expense Reimbursement (1)	(0.07)%	—%	—%	—%	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.64%	0.39%	0.92%	0.61%	0.36%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$165	$220	$388	$876
Institutional Class	40	125	219	493
Class R-3	94	293	509	1,131
Class R-5	62	195	340	762
Class R-6	37	118	207	467

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$65	$220	$388	$876
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

•
Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	9.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(10.31)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	20.91%	7.12%	7.39%
Institutional Class Return After Taxes on Distributions	19.72%	6.14%	6.17%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.96%	5.22%	5.36%
Class J Return Before Taxes	19.59%	6.84%	7.12%
Class R-3 Return Before Taxes	20.24%	6.54%	6.82%
Class R-5 Return Before Taxes	20.57%	6.86%	7.14%
Class R-6 Return Before Taxes	20.96%	7.12%	7.39%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	20.39%	7.27%	7.30%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2035 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.25%	0.08%	0.35%	0.29%	0.05%
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	0.75%	0.43%	0.95%	0.64%	0.40%
Expense Reimbursement (1)	(0.10)%	(0.03)%	(0.01)%	(0.01)%	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.65%	0.40%	0.94%	0.63%	0.37%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$166	$230	$407	$921
Institutional Class	41	135	238	539
Class R-3	96	302	525	1,165
Class R-5	64	204	356	797
Class R-6	38	125	221	502

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$66	$230	$407	$921
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	10.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(11.35)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	22.68%	7.59%	7.88%
Institutional Class Return After Taxes on Distributions	21.51%	6.80%	6.85%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.05%	5.77%	5.92%
Class J Return Before Taxes	21.36%	7.32%	7.61%
Class R-3 Return Before Taxes	22.02%	7.01%	7.30%
Class R-5 Return Before Taxes	22.49%	7.36%	7.65%
Class R-6 Return Before Taxes	22.79%	7.63%	7.92%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	22.19%	7.77%	7.79%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2040 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.27%	0.06%	0.34%	0.28%	0.04%
Acquired Fund Fees and Expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.78%	0.42%	0.95%	0.64%	0.40%
Expense Reimbursement (1)	(0.12)%	(0.01)%	—%	—%	(0.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66%	0.41%	0.95%	0.64%	0.38%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$167	$237	$421	$955
Institutional Class	42	134	234	529
Class R-3	97	303	525	1,166
Class R-5	65	205	357	798
Class R-6	39	126	222	503

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$67	$237	$421	$955
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	11.15%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(12.25)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	23.85%	7.93%	8.22%
Institutional Class Return After Taxes on Distributions	22.66%	7.11%	7.17%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.81%	6.06%	6.22%
Class J Return Before Taxes	22.53%	7.66%	7.95%
Class R-3 Return Before Taxes	23.21%	7.36%	7.65%
Class R-5 Return Before Taxes	23.56%	7.69%	7.98%
Class R-6 Return Before Taxes	23.95%	7.97%	8.27%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	23.39%	8.12%	8.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2045 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.45%	0.11%	0.36%	0.30%	0.07%
Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.97%	0.48%	0.98%	0.67%	0.44%
Expense Reimbursement (1)	(0.30)%	(0.06)%	(0.02)%	(0.02)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%	0.42%	0.96%	0.65%	0.39%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$168	$279	$507	$1,162
Institutional Class	43	148	263	598
Class R-3	98	310	540	1,200
Class R-5	66	212	371	833
Class R-6	40	136	241	550

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$68	$279	$507	$1,162

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	11.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(12.93)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	24.78%	8.11%	8.42%
Institutional Class Return After Taxes on Distributions	23.68%	7.34%	7.41%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.36%	6.23%	6.40%
Class J Return Before Taxes	23.56%	7.85%	8.15%
Class R-3 Return Before Taxes	24.07%	7.53%	7.83%
Class R-5 Return Before Taxes	24.49%	7.87%	8.17%
Class R-6 Return Before Taxes	24.78%	8.14%	8.44%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	24.04%	8.33%	8.33%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2050 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	0.54%	0.09%	0.36%	0.30%	0.09%
Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.06%	0.46%	0.98%	0.67%	0.46%
Expense Reimbursement (1)	(0.39)%	(0.04)%	(0.02)%	(0.02)%	(0.07)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%	0.42%	0.96%	0.65%	0.39%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$168	$298	$547	$1,259
Institutional Class	43	144	254	575
Class R-3	98	310	540	1,200
Class R-5	66	212	371	833
Class R-6	40	141	251	572

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$68	$298	$547	$1,259
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	12.03%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(13.51)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	25.58%	8.38%	8.67%
Institutional Class Return After Taxes on Distributions	24.36%	7.53%	7.60%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	15.95%	6.41%	6.57%
Class J Return Before Taxes	24.22%	8.14%	8.42%
Class R-3 Return Before Taxes	24.80%	7.79%	8.07%
Class R-5 Return Before Taxes	25.19%	8.12%	8.41%
Class R-6 Return Before Taxes	25.60%	8.39%	8.68%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	24.37%	8.49%	8.49%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2055 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	1.48%	0.26%	0.42%	0.36%	0.24%
Acquired Fund Fees and Expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	2.01%	0.64%	1.05%	0.74%	0.62%
Expense Reimbursement (1)	(1.33)%	(0.21)%	(0.08)%	(0.08)%	(0.22)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.68%	0.43%	0.97%	0.66%	0.40%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$169	$501	$960	$2,231
Institutional Class	44	184	336	778
Class R-3	99	326	572	1,275
Class R-5	67	229	404	911
Class R-6	41	176	324	753

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$69	$501	$960	$2,231
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	12.32%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(13.94)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	26.16%	8.50%	8.80%
Institutional Class Return After Taxes on Distributions	25.12%	7.76%	7.84%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.19%	6.56%	6.74%
Class J Return Before Taxes	24.96%	8.25%	8.54%
Class R-3 Return Before Taxes	25.49%	7.92%	8.22%
Class R-5 Return Before Taxes	25.87%	8.26%	8.56%
Class R-6 Return Before Taxes	26.23%	8.53%	8.83%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	24.50%	8.58%	8.58%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2060 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	3.77%	0.75%	0.61%	0.55%	0.71%
Acquired Fund Fees and Expenses	0.38%	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	4.30%	1.13%	1.24%	0.93%	1.09%
Expense Reimbursement (1)	(3.62)%	(0.70)%	(0.27)%	(0.27)%	(0.69)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.68%	0.43%	0.97%	0.66%	0.40%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$169	$973	$1,889	$4,236
Institutional Class	44	290	554	1,312
Class R-3	99	367	655	1,476
Class R-5	67	269	488	1,118
Class R-6	41	278	534	1,267

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$69	$973	$1,889	$4,236
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015), Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	12.47%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(14.17)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Year	Life of Fund
Institutional Class Return Before Taxes	26.45%	8.63%	8.92%
Institutional Class Return After Taxes on Distributions	25.36%	7.77%	7.85%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.41%	6.53%	6.70%
Class J Return Before Taxes	25.20%	8.36%	8.65%
Class R-3 Return Before Taxes	25.88%	8.06%	8.36%
Class R-5 Return Before Taxes	26.29%	8.40%	8.70%
Class R-6 Return Before Taxes	26.61%	8.67%	8.96%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	24.75%	8.68%	8.67%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2014), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL LIFETIME HYBRID 2065 FUND
Objective:    The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):

	Share Class
	J	Inst.	R-3	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-3	R-5	R-6
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.25%	N/A	N/A
Other Expenses	7.58%	11.29%	2.53%	2.47%	3.17%
Acquired Fund Fees and Expenses	0.41%	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	8.14%	11.70%	3.19%	2.88%	3.58%
Expense Reimbursement (1)	(7.43)%	(11.24)%	(2.19)%	(2.19)%	(3.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.71%	0.46%	1.00%	0.69%	0.43%

(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.59% for Class R-3 and 0.28% for Class R-5 shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$173	$1,717	$3,261	$6,714
Institutional Class	47	2,332	4,321	8,239
Class R-3	102	778	1,478	3,342
Class R-5	70	684	1,324	3,046
Class R-6	44	803	1,584	3,636

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$73	$1,717	$3,261	$6,714
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 143.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time. The Fund actively trades portfolio securities.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

•
Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 6, 2017).
For periods prior to the inception date of Class J shares (March 1, 2018), and Classes R-3 and R-5 Shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 6, 2017.
During 2018, Class R-6 experienced a one-time loss of approximately $0.33/share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher. During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35/share as a result of a reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	12.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(14.41)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year		Life of Fund
Institutional Class Return Before Taxes	27.01%		9.31%
Institutional Class Return After Taxes on Distributions	26.53%		8.43%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	16.35%		6.97%
Class J Return Before Taxes	25.63%		9.02%
Class R-3 Return Before Taxes	26.25%		8.69%
Class R-5 Return Before Taxes	26.64%		9.03%
Class R-6 Return Before Taxes	31.45%	(1)	9.37%	(1)(2)
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	24.75%		9.74%
(1) During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35/share as a result of a reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(2) During 2018, the Class experienced a one-time loss of approximately $0.33/share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2017), Portfolio Manager

•	Scott Smith (since 2017), Associate Portfolio Manager

•	Randy L. Welch (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

REAL ESTATE SECURITIES FUND

Objective:	The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.21%	0.25%	0.22%	0.13%	0.54%	0.46%	0.33%	0.29%	0.27%	0.01%
Total Annual Fund Operating Expenses	1.26%	2.05%	1.17%	0.93%	1.69%	1.56%	1.38%	1.19%	1.07%	0.81%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.02)%	N/A	N/A	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.26%	2.05%	1.17%	0.91%	1.69%	1.56%	1.38%	1.19%	1.07%	0.81%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$671	$928	$1,204	$1,989
Class C	308	643	1,103	2,379
Class J	219	372	644	1,420
Institutional Class	93	294	513	1,141
Class R-1	172	533	918	1,998
Class R-2	159	493	850	1,856
Class R-3	140	437	755	1,657
Class R-4	121	378	654	1,443
Class R-5	109	340	590	1,306
Class R-6	83	259	450	1,002
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$208	$643	$1,103	$2,379
Class J	119	372	644	1,420
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders and mortgage servicing companies. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. The Fund invests in value equity securities, an investment strategy that emphasizes buying securities that appear to be undervalued. The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 is that of the Fund's R-3 Class shares, adjusted to reflect the fees and expenses of Class R-6. However, where the adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(15.44)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	23.44%	6.97%	11.70%
Class A Return After Taxes on Distributions	22.46%	5.73%	10.42%
Class A Return After Taxes on Distributions and Sale of Fund Shares	14.25%	5.06%	9.22%
Class C Return Before Taxes	28.65%	7.35%	11.45%
Class J Return Before Taxes	29.83%	8.34%	12.42%
Institutional Class Return Before Taxes	31.13%	8.60%	12.82%
Class R-1 Return Before Taxes	30.06%	7.73%	11.89%
Class R-2 Return Before Taxes	30.24%	7.86%	12.04%
Class R-3 Return Before Taxes	30.46%	8.07%	12.24%
Class R-4 Return Before Taxes	30.73%	8.27%	12.45%
Class R-5 Return Before Taxes	30.92%	8.41%	12.59%
Class R-6 Return Before Taxes	31.21%	8.44%	12.43%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	25.86%	7.04%	11.93%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
•    Keith Bokota (since 2013), Portfolio Manager
•    Anthony Kenkel (since 2012), Portfolio Manager

•	Kelly D. Rush (since 2000), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.09%	0.10%	0.04%	0.01%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	1.23%	1.99%	1.08%	0.90%	1.77%	1.64%	1.46%	1.27%	1.15%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$668	$919	$1,188	$1,957
Class C	302	624	1,073	2,317
Class J	210	343	595	1,317
Institutional Class	92	287	498	1,108
Class R-1	180	557	959	2,084
Class R-2	167	517	892	1,944
Class R-3	149	462	797	1,746
Class R-4	129	403	697	1,534
Class R-5	117	365	633	1,398

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$202	$624	$1,073	$2,317
Class J	110	343	595	1,317
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.4% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:

•
between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed income instruments such as real estate securities, securitized products, government and government-sponsored securities, and corporate bonds;

•
between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and

•
less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.

Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	9.15%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(10.54)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	12.99%	5.16%	7.42%
Class A Return After Taxes on Distributions	11.80%	3.48%	6.15%
Class A Return After Taxes on Distributions and Sale of Fund Shares	8.32%	3.68%	5.68%
Class C Return Before Taxes	17.71%	5.57%	7.23%
Class J Return Before Taxes	18.77%	6.53%	8.10%
Institutional Class Return Before Taxes	19.93%	6.71%	8.39%
Class R-1 Return Before Taxes	18.94%	5.80%	7.45%
Class R-2 Return Before Taxes	19.06%	5.93%	7.59%
Class R-3 Return Before Taxes	19.25%	6.12%	7.78%
Class R-4 Return Before Taxes	19.57%	6.33%	7.99%
Class R-5 Return Before Taxes	19.66%	6.45%	8.12%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	31.04%	11.24%	13.42%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	5.50%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	20.65%	7.30%	8.55%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000 ® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NTR.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Todd A. Jablonski (since 2010), Portfolio Manager

•	Gregory L. Tornga (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.

See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.10%	0.10%	0.04%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.07%	0.90%	1.76%	1.63%	1.45%	1.26%	1.14%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$668	$919	$1,188	$1,957
Class C	301	621	1,068	2,306
Class J	209	340	590	1,306
Institutional Class	92	287	498	1,108
Class R-1	179	554	954	2,073
Class R-2	166	514	887	1,933
Class R-3	148	459	792	1,735
Class R-4	128	400	692	1,523
Class R-5	116	362	628	1,386

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$201	$621	$1,068	$2,306
Class J	109	340	590	1,306
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.0% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:

•
between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, securitized products, government and government-sponsored securities, and corporate bonds;

•
between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and

•
less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.

Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	7.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(7.34)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.11%	3.98%	5.99%
Class A Return After Taxes on Distributions	8.01%	2.52%	4.71%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.79%	2.69%	4.38%
Class C Return Before Taxes	13.58%	4.37%	5.78%
Class J Return Before Taxes	14.75%	5.32%	6.65%
Institutional Class Return Before Taxes	15.85%	5.50%	6.93%
Class R-1 Return Before Taxes	14.85%	4.59%	6.01%
Class R-2 Return Before Taxes	14.97%	4.72%	6.14%
Class R-3 Return Before Taxes	15.26%	4.91%	6.34%
Class R-4 Return Before Taxes	15.50%	5.11%	6.54%
Class R-5 Return Before Taxes	15.69%	5.24%	6.67%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	31.04%	11.24%	13.42%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	5.50%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	16.63%	5.93%	7.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Russell 3000 ® Index and 10% MSCI EAFE Index NTR.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Todd A. Jablonski (since 2010), Portfolio Manager

•	Gregory L. Tornga (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.10%	0.11%	0.05%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.23%	1.99%	1.08%	0.90%	1.76%	1.63%	1.45%	1.26%	1.14%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$668	$919	$1,188	$1,957
Class C	302	624	1,073	2,317
Class J	210	343	595	1,317
Institutional Class	92	287	498	1,108
Class R-1	179	554	954	2,073
Class R-2	166	514	887	1,933
Class R-3	148	459	792	1,735
Class R-4	128	400	692	1,523
Class R-5	116	362	628	1,386

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$202	$624	$1,073	$2,317
Class J	110	343	595	1,317
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.9% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:

•
between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as government and government-sponsored securities and corporate bonds;

•
between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and

•
less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	10.72%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(13.95)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	16.78%	6.30%	8.68%
Class A Return After Taxes on Distributions	15.71%	4.36%	7.39%
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.68%	4.60%	6.83%
Class C Return Before Taxes	21.54%	6.70%	8.47%
Class J Return Before Taxes	22.77%	7.69%	9.37%
Institutional Class Return Before Taxes	23.94%	7.87%	9.67%
Class R-1 Return Before Taxes	22.91%	6.95%	8.73%
Class R-2 Return Before Taxes	23.08%	7.08%	8.85%
Class R-3 Return Before Taxes	23.32%	7.27%	9.05%
Class R-4 Return Before Taxes	23.54%	7.48%	9.26%
Class R-5 Return Before Taxes	23.64%	7.60%	9.39%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	31.04%	11.24%	13.42%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	5.50%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	24.69%	8.62%	10.04%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000 ® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Todd A. Jablonski (since 2010), Portfolio Manager

•	Gregory L. Tornga (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.08%	0.10%	0.03%	0.04%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.12%	1.89%	0.97%	0.83%	1.67%	1.54%	1.36%	1.17%	1.05%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$485	$718	$969	$1,687
Class C	292	594	1,021	2,212
Class J	199	309	536	1,190
Institutional Class	85	265	460	1,025
Class R-1	170	526	907	1,976
Class R-2	157	486	839	1,834
Class R-3	138	431	745	1,635
Class R-4	119	372	644	1,420
Class R-5	107	334	579	1,283

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$192	$594	$1,021	$2,212
Class J	99	309	536	1,190
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.1% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:

•
between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, securitized products, government and government-sponsored securities, and corporate bonds;

•
between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including value stock; and

•
less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.

Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q3 '10	5.86%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(4.98)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.67%	3.63%	5.36%
Class A Return After Taxes on Distributions	7.58%	2.22%	4.01%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.32%	2.32%	3.76%
Class C Return Before Taxes	11.05%	3.64%	4.97%
Class J Return Before Taxes	12.10%	4.57%	5.81%
Institutional Class Return Before Taxes	13.24%	4.73%	6.09%
Class R-1 Return Before Taxes	12.21%	3.84%	5.18%
Class R-2 Return Before Taxes	12.43%	3.97%	5.31%
Class R-3 Return Before Taxes	12.58%	4.17%	5.51%
Class R-4 Return Before Taxes	12.76%	4.36%	5.71%
Class R-5 Return Before Taxes	13.02%	4.49%	5.84%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	31.04%	11.24%	13.42%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	5.50%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	13.75%	4.94%	5.90%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000 ® Index and 5% MSCI EAFE Index NTR.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Todd A. Jablonski (since 2010), Portfolio Manager

•	Gregory L. Tornga (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.11%	0.14%	0.07%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.23%	2.01%	1.09%	0.89%	1.75%	1.62%	1.44%	1.25%	1.13%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$668	$919	$1,188	$1,957
Class C	304	630	1,083	2,338
Class J	211	347	601	1,329
Institutional Class	91	284	493	1,096
Class R-1	178	551	949	2,062
Class R-2	165	511	881	1,922
Class R-3	147	456	787	1,724
Class R-4	127	397	686	1,511
Class R-5	115	359	622	1,375

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$204	$630	$1,083	$2,338
Class J	111	347	601	1,329
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.9% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:

•
between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and

•
less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.

The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.
Principal Risks
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	12.12%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(16.43)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	19.90%	6.56%	9.36%
Class A Return After Taxes on Distributions	18.67%	4.27%	7.91%
Class A Return After Taxes on Distributions and Sale of Fund Shares	12.66%	4.72%	7.40%
Class C Return Before Taxes	24.83%	6.94%	9.15%
Class J Return Before Taxes	26.16%	7.94%	10.08%
Institutional Class Return Before Taxes	27.33%	8.15%	10.39%
Class R-1 Return Before Taxes	26.17%	7.21%	9.43%
Class R-2 Return Before Taxes	26.36%	7.34%	9.57%
Class R-3 Return Before Taxes	26.63%	7.55%	9.77%
Class R-4 Return Before Taxes	26.90%	7.76%	9.98%
Class R-5 Return Before Taxes	26.99%	7.89%	10.11%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	31.04%	11.24%	13.42%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.03%	5.67%	5.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	27.63%	9.50%	11.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000 ® Index, 25% MSCI EAFE Index NTR and 5% Bloomberg Barclays U.S. Aggregate Bond Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Todd A. Jablonski (since 2010), Portfolio Manager

•	Gregory L. Tornga (since 2017), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.

See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SHORT-TERM INCOME FUND

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5
Management Fees	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A
Other Expenses	0.13%	0.18%	0.14%	0.02%	0.53%	0.45%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	0.69%	1.59%	0.70%	0.43%	1.29%	1.16%	0.98%	0.79%	0.67%
Expense Reimbursement (1)	N/A	N/A	N/A	—%	N/A	N/A	N/A	—%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.69%	1.59%	0.70%	0.43%	1.29%	1.16%	0.98%	0.79%	0.67%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class and 0.79% for Class R-4 shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$294	$441	$601	$1,064
Class C	262	502	866	1,889
Class J	172	224	390	871
Institutional Class	44	138	241	542
Class R-1	131	409	708	1,556
Class R-2	118	368	638	1,409
Class R-3	100	312	542	1,201
Class R-4	81	252	439	978
Class R-5	68	214	373	835
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$162	$502	$866	$1,889
Class J	72	224	390	871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") (if securities are rated differently by S&P Global and Moody's, the highest rating is used; or, if unrated, in the opinion of those selecting such investments, are of comparable quality). The Fund's investments also include corporate securities, government securities, and mortgage-backed and asset-backed securities (securitized products). The Fund invests in foreign securities.
Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index, which as of December 31, 2019 was 1.83 years .
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes J, R-1, R-2, R-3, R-4, and R-5 shares (July 12, 2010), the performance shown in the table for these classes is that of the Fund's Class A shares, adjusted to reflect the respective fees and expenses of each class. However, where the adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, if not applicable to the newer class). These adjustments result in performance for such periods that is no higher than the historical performance of Class A shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '12	1.99%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(0.86)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.12%	1.51%	2.02%
Class A Return After Taxes on Distributions	1.22%	0.74%	1.27%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.25%	0.81%	1.24%
Class C Return Before Taxes	2.56%	1.08%	1.36%
Class J Return Before Taxes	3.61%	1.99%	2.16%
Institutional Class Return Before Taxes	4.86%	2.24%	2.52%
Class R-1 Return Before Taxes	3.88%	1.37%	1.65%
Class R-2 Return Before Taxes	4.01%	1.50%	1.78%
Class R-3 Return Before Taxes	4.28%	1.70%	1.98%
Class R-4 Return Before Taxes	4.40%	1.88%	2.17%
Class R-5 Return Before Taxes	4.52%	1.99%	2.29%
Bloomberg Barclays Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	5.02%	2.24%	2.33%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	John R. Friedl (since 2010), Portfolio Manager

•	Scott J. Peterson (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SMALLCAP FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.22%	0.29%	0.19%	0.14%	0.53%	0.45%	0.32%	0.28%	0.26%	0.05%
Total Annual Fund Operating Expenses	1.22%	2.04%	1.09%	0.89%	1.63%	1.50%	1.32%	1.13%	1.01%	0.80%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.04)%	N/A	N/A	N/A	N/A	N/A	(0.03)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.22%	2.04%	1.09%	0.85%	1.63%	1.50%	1.32%	1.13%	1.01%	0.77%

(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	307	640	1,098	2,369
Class J	211	347	601	1,329
Institutional Class	87	280	489	1,092
Class R-1	166	514	887	1,933
Class R-2	153	474	818	1,791
Class R-3	134	418	723	1,590
Class R-4	115	359	622	1,375
Class R-5	103	322	558	1,236
Class R-6	79	252	441	987
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$207	$640	$1,098	$2,369
Class J	111	347	601	1,329
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 ® Index (as of December 31, 2019 , this range was between approximately $12.7 million and $8.3 billion ). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 is that of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6. However, where the adjustment for fees and expenses results in performance for Class R-6 that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '11	17.97%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(22.55)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	20.10%	6.91%	11.46%
Class A Return After Taxes on Distributions	18.52%	5.06%	9.97%
Class A Return After Taxes on Distributions and Sale of Fund Shares	13.02%	5.07%	9.19%
Class C Return Before Taxes	25.06%	7.25%	11.22%
Class J Return Before Taxes	26.27%	8.31%	12.27%
Institutional Class Return Before Taxes	27.54%	8.57%	12.64%
Class R-1 Return Before Taxes	26.56%	7.68%	11.71%
Class R-2 Return Before Taxes	26.69%	7.80%	11.84%
Class R-3 Return Before Taxes	26.94%	8.00%	12.06%
Class R-4 Return Before Taxes	27.16%	8.21%	12.26%
Class R-5 Return Before Taxes	27.37%	8.34%	12.40%
Class R-6 Return Before Taxes	27.66%	8.37%	12.25%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	25.54%	8.23%	11.83%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Phil Nordhus (since 2006), Portfolio Manager

•	Brian W. Pattinson (since 2011), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances.
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SMALLCAP GROWTH FUND I

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)November

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (1)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.22%	0.11%	0.54%	0.46%	0.33%	0.29%	0.27%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.24%	0.98%	1.76%	1.63%	1.45%	1.26%	1.14%	0.88%
Fee Waiver and Expense Reimbursement (2)(3)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.22%	0.96%	1.74%	1.61%	1.43%	1.24%	1.12%	0.86%
(1) Fees have been restated to reflect current fees.
(2)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

(3) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$224	$391	$679	$1,498
Institutional Class	98	310	540	1,200
Class R-1	177	552	952	2,071
Class R-2	164	512	885	1,931
Class R-3	146	457	790	1,734
Class R-4	126	398	690	1,521
Class R-5	114	360	626	1,384
Class R-6	88	279	486	1,082
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$124	$391	$679	$1,498
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000 ® Growth Index (as of December 31, 2019 , this range was between approximately $12.7 million and $8.3 billion ). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 2000® Growth Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '19	21.38%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(21.88)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	33.59%	12.03%	14.89%
Institutional Class Return After Taxes on Distributions	31.36%	9.67%	12.68%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	21.46%	9.04%	11.94%
Class J Return Before Taxes	32.27%	11.66%	14.37%
Class R-1 Return Before Taxes	32.53%	11.10%	13.91%
Class R-2 Return Before Taxes	32.71%	11.24%	14.06%
Class R-3 Return Before Taxes	32.87%	11.44%	14.26%
Class R-4 Return Before Taxes	33.11%	11.65%	14.47%
Class R-5 Return Before Taxes	33.22%	11.76%	14.61%
Class R-6 Return Before Taxes	33.53%	12.03%	14.88%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	28.51%	9.34%	13.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
AllianceBernstein L.P.
Brown Advisory, LLC
Emerald Advisers, LLC

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SMALLCAP S&P 600 INDEX FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.17%	0.09%	0.54%	0.46%	0.33%	0.29%	0.27%	0.02%
Total Annual Fund Operating Expenses	0.47%	0.24%	1.04%	0.91%	0.73%	0.54%	0.42%	0.17%
Expense Reimbursement (1)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.47%	0.24%	1.04%	0.91%	0.73%	0.54%	0.42%	0.17%
(1) Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$148	$151	$263	$591
Institutional Class	25	77	135	306
Class R-1	106	331	574	1,271
Class R-2	93	290	504	1,120
Class R-3	75	233	406	906
Class R-4	55	173	302	677
Class R-5	43	135	235	530
Class R-6	17	55	96	217

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$48	$151	$263	$591
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index (the "Index") at the time of purchase. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of December 31, 2019 , the market capitalization range of the companies comprising the Index was between approximately $91.9 million and $6.3 billion . Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Index Fund Risk. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '11	17.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 '18	(20.14)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	22.58%	9.30%	13.06%
Institutional Class Return After Taxes on Distributions	20.58%	7.08%	11.54%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.75%	6.92%	10.61%
Class J Return Before Taxes	21.35%	9.06%	12.68%
Class R-1 Return Before Taxes	21.56%	8.40%	12.12%
Class R-2 Return Before Taxes	21.76%	8.55%	12.27%
Class R-3 Return Before Taxes	21.97%	8.75%	12.48%
Class R-4 Return Before Taxes	22.22%	8.95%	12.69%
Class R-5 Return Before Taxes	22.37%	9.08%	12.82%
Class R-6 Return Before Taxes	22.64%	9.11%	12.66%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	22.80%	9.56%	13.35%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	Jeffrey A. Schwarte (since 2016), Portfolio Manager

•	Aaron J. Siebel (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

SMALLCAP VALUE FUND II

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.30%	0.25%	0.10%	N/A	N/A
Other Expenses	0.66%	0.38%	0.12%	0.54%	0.46%	0.33%	0.29%	0.27%	0.02%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.92%	1.54%	1.13%	1.90%	1.77%	1.59%	1.40%	1.28%	1.03%
Fee Waiver and Expense Reimbursement (1)(2)	(0.45)%	(0.04)%	(0.12)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.47%	1.50%	1.01%	1.86%	1.73%	1.55%	1.36%	1.24%	0.99%
(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.04% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 0.99% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$691	$1,079	$1,490	$2,635
Class J	253	483	836	1,831
Institutional Class	103	347	611	1,364
Class R-1	189	593	1,023	2,219
Class R-2	176	553	956	2,081
Class R-3	158	498	862	1,886
Class R-4	138	439	762	1,676
Class R-5	126	402	698	1,542
Class R-6	101	324	565	1,256
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$153	$483	$836	$1,831
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000 ® Value Index (as of December 31, 2019 , this range was between approximately $24.7 million and $6.7 billion ). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts ("REITs").
Principal Global Investors, LLC invests up to 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Russell 2000® Value Index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (June 3, 2014) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart for Class A shares and the table for Classes A and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 '10	16.45%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	(22.38)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	15.73%	4.59%	9.83%
Class A Return After Taxes on Distributions	15.60%	2.31%	7.89%
Class A Return After Taxes on Distributions and Sale of Fund Shares	9.40%	3.18%	7.54%
Class J Return Before Taxes	21.55%	5.83%	10.35%
Institutional Class Return Before Taxes	23.19%	6.28%	10.96%
Class R-1 Return Before Taxes	22.02%	5.37%	10.00%
Class R-2 Return Before Taxes	22.15%	5.51%	10.15%
Class R-3 Return Before Taxes	22.45%	5.70%	10.34%
Class R-4 Return Before Taxes	22.81%	5.90%	10.56%
Class R-5 Return Before Taxes	22.89%	6.03%	10.68%
Class R-6 Return Before Taxes	23.24%	6.30%	10.89%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	22.41%	6.99%	10.57%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James W. Fennessey (since 2009), Portfolio Manager

•	Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Hotchkis and Wiley Capital Management, LLC
Los Angeles Capital Management and Equity Research, Inc.
Vaughan Nelson Investment Management, LP

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-2, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

TAX-EXEMPT BOND FUND

Objective:	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 408 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses
Interest Expense	0.07%	0.07%	0.07%
Remainder of Other Expenses	0.09%	0.22%	0.14%
Total Other Expenses	0.16%	0.29%	0.21%
Total Annual Fund Operating Expenses	0.86%	1.74%	0.66%
Expense Reimbursement (1)	N/A	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.86%	1.67%	0.59%
(1)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class C and 0.52% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$459	$639	$834	$1,396
Class C	270	541	937	2,046
Institutional Class	60	204	361	816

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$170	$541	$937	$2,046
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California, Illinois, and New York. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Municipal Bond Index, which as of December 31, 2019 was 5.34 years . The Fund is not managed to a particular maturity.
During the fiscal year ended October 31, 2019, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

12.17% in securities rated Aaa	20.18% in securities rated Baa	0.09% in securities rated Caa	0.00% in securities rated D
16.97% in securities rated Aa	2.31% in securities rated Ba	0.00% in securities rated Ca	19.28% in securities not rated
25.06% in securities rated A	3.94% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.

Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time. /
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of the Institutional Class shares (May 18, 2015), the performance shown in the bar chart and table for Institutional Class shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of the Institutional Class shares. However, where the adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, if not applicable to the newer class). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 '11	4.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '10	(5.42)%

Average Annual Total Returns
For the periods ended December 31, 2019	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.78%	2.88%	4.26%
Class A Return After Taxes on Distributions	4.78%	2.88%	4.26%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.03%	3.01%	4.20%
Class C Return Before Taxes	6.74%	2.82%	3.81%
Institutional Class Return Before Taxes	9.08%	3.92%	4.78%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	7.54%	3.53%	4.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC

•	James Noble (since 2013), Portfolio Manager

•	James Welch (since 2014), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Class C shares are subject to a 10-year automatic conversion plan whereby Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for additional information.
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes, a portion of the Fund’s distributions may be subject to federal income taxes or to the federal individual alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on the state’s rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Fund’s Statement of Additional Information (“SAI”), the Board of Directors may change any Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.
Active Management
The performance of a fund that is actively managed (including hybrid funds or passively-managed funds that use a sampling approach that includes some actively-managed components) will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds may invest differently from the benchmark against which the Fund's performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, a range of economic, political and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate and municipal issuers, and other general market conditions.
Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose a fund to risks. Models may be predictive in nature, which models depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
An active fund's investment performance depends upon the successful allocation of the fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in a Fund, or in other funds that have the same strategy as a Fund, may have difficulty fully investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap and emerging market equity funds are more susceptible to such a risk. A Fund may add additional investment advisors or close the Fund to new investors to address such risks.
Passive Management (Index Funds)
Index funds use a passive, or indexing, investment approach. Funds that are pure index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Some index funds attempt to fully replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, other index funds may use a "sampling" approach and may not be invested in the less heavily weighted securities held by the index. Some index funds may invest in index futures and/or exchange-traded funds on a daily basis in an effort to minimize tracking error relative to the benchmark.

It is unlikely that an index fund's performance will perfectly correlate with the performance of the fund's relevant index. An index fund's ability to match the performance of its index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
Cash Management
Funds may have uninvested cash balances pending investment in other securities, pending payment of redemptions, or in other circumstances where liquidity is necessary or desirable. A Fund may hold uninvested cash; invest it in cash equivalents such as money market funds, including the Principal Funds, Inc. Government Money Market Fund; lend it to other Funds pursuant to the Funds' interfund lending facility; and/or invest in other instruments that those managing the Fund’s assets deem appropriate for cash management purposes. Generally, these types of investments offer less potential for gains than other types of securities. To attempt to provide returns similar to its benchmark, a Fund may invest uninvested cash in stock index futures contracts or exchange-traded funds (“ETFs”), including Principal Exchange-Traded Funds ETFs. In selecting such investments, the Advisor may have conflicts of interest due to economic or other incentives to make or retain an investment in certain affiliated funds instead of in other investments that may be appropriate for the Fund.
Liquidity
The Funds have established a liquidity risk management program as required by the SEC’s Liquidity Rule. Under the program, PGI assesses, manages, and periodically reviews each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As part of the program, PGI classifies each investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Market Volatility and Securities Issuers
The value of a fund's portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. Moreover, markets (or certain market sectors) may experience greater volatility in response to the occurrence of natural or man-made disasters and catastrophes, such as acts of terrorism, pandemics, military actions, or political instability. If a fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. Additionally, the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, a Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.

The Government Money Market and Money Market Funds will only invest in high quality money market securities at any time.
Securities Lending
To generate additional income, a Fund may lend its portfolio securities to broker-dealers and other institutional borrowers to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereunder. A Fund that lends its securities will continue to receive amounts equal to the interest or dividend payments generated by the loaned securities. In addition to receiving these amounts, the Fund generates income on the loaned securities by receiving a fee from the borrower, and by earning interest on the collateral received from the borrower. A negotiated portion of the income is paid to a securities lending agent (e.g., a bank or trust company) who arranged the loan. During the term of the loan, the Fund’s investment performance will reflect changes in the value of the loaned securities.
A borrower’s obligations under a securities loan is secured continuously by collateral posted by the borrower and held by the custodian in an amount at least equal to the market value of the loaned securities. Generally, cash collateral that a Fund receives from securities lending activities will be invested in the Principal Funds, Inc. Government Money Market Fund, which is managed by PGI and for which PGI receives a management fee. The collateral may also be invested in unaffiliated money market funds.
Securities lending involves exposure to certain risks, including the risk of losses resulting from problems in the settlement and accounting process, the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower, and credit, legal, counterparty and market risk. A Fund’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. Qualified dividend income does not include “payments in lieu of dividends,” which the Funds anticipate they will receive in securities lending transactions.
Strategy and Risk Table
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal (meaning they are relevant to a Fund but to a lesser degree than those designated as principal), or not applicable for each Fund. The risks described below for each fund that operates as a fund of funds (as identified in the table) include risks at both the fund of funds level and underlying funds level. Each fund is also subject to the risks of any underlying funds in which it invests.
The SAI contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	CALIFORNIA MUNICIPAL	CORE FIXED INCOME	CORE PLUS BOND	DIVERSIFIED INTERNATIONAL	EQUITY INCOME
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Not Applicable	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Emerging Markets	Not Applicable	Non-Principal	Principal	Principal	Non-Principal
Equity Securities	Not Applicable	Non-Principal	Non-Principal	Principal	Principal
• Growth Style	Not Applicable	Non-Principal	Not Applicable	Principal	Non-Principal
• Smaller Companies	Not Applicable	Non-Principal	Not Applicable	Principal	Principal
• Value Style	Not Applicable	Non-Principal	Not Applicable	Principal	Principal
Fixed-Income Securities	Principal	Principal	Principal	Non-Principal	Non-Principal
Foreign Currency	Not Applicable	Non-Principal	Principal	Principal	Principal
Foreign Securities	Not Applicable	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
High Yield Securities	Principal	Principal	Principal	Not Applicable	Non-Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Master Limited Partnerships ("MLPs")	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Portfolio Duration	Principal	Principal	Principal	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Not Applicable	Principal	Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Not Applicable	Principal	Principal	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Non-Principal	Principal	Principal	Not Applicable	Not Applicable
Volatility Mitigation	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND	GLOBAL DIVERSIFIED INCOME	GLOBAL REAL ESTATE SECURITIES	GOVERNMENT & HIGH QUALITY BOND	GOVERNMENT MONEY MARKET
Arbitrage Trading	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Principal	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Counterparty Risk	Principal	Principal	Non-Principal	Non-Principal	Principal
Derivatives	Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Emerging Markets	Principal	Principal	Non-Principal	Not Applicable	Not Applicable
Equity Securities	Non-Principal	Principal	Principal	Not Applicable	Not Applicable
• Growth Style	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
• Smaller Companies	Non-Principal	Principal	Principal	Not Applicable	Not Applicable
• Value Style	Non-Principal	Principal	Principal	Not Applicable	Not Applicable
Fixed-Income Securities	Principal	Principal	Non-Principal	Principal	Principal
Foreign Currency	Principal	Principal	Principal	Not Applicable	Not Applicable
Foreign Securities	Principal	Principal	Principal	Not Applicable	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
High Yield Securities	Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Principal	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Principal
Leverage	Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Portfolio Duration	Principal	Principal	Not Applicable	Principal	Not Applicable
Portfolio Turnover (Active Trading)	Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Preferred Securities	Non-Principal	Principal	Non-Principal	Not Applicable	Not Applicable
Real Estate Investment Trusts ("REITs")	Non-Principal	Principal	Principal	Non-Principal	Not Applicable
Real Estate Securities	Non-Principal	Principal	Principal	Principal	Not Applicable
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Securitized Products	Non-Principal	Principal	Non-Principal	Principal	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Principal	Non-Principal	Not Applicable	Principal	Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	HIGH INCOME	HIGH YIELD	INFLATION PROTECTION	INTERNATIONAL EMERGING MARKETS	INTERNATIONAL I
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Principal	Principal	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Counterparty Risk	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Non-Principal	Principal	Non-Principal	Not Applicable
Emerging Markets	Non-Principal	Principal	Non-Principal	Principal	Principal
Equity Securities	Non-Principal	Non-Principal	Not Applicable	Principal	Principal
• Growth Style	Non-Principal	Non-Principal	Not Applicable	Principal	Principal
• Smaller Companies	Non-Principal	Non-Principal	Not Applicable	Principal	Principal
• Value Style	Non-Principal	Non-Principal	Not Applicable	Principal	Principal
Fixed-Income Securities	Principal	Principal	Principal	Non-Principal	Not Applicable
Foreign Currency	Non-Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
High Yield Securities	Principal	Principal	Non-Principal	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Master Limited Partnerships ("MLPs")	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Principal	Principal	Principal	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Non-Principal	Non-Principal	Principal	Not Applicable	Not Applicable
Volatility Mitigation	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	LARGECAP GROWTH I	LARGECAP S&P 500 INDEX	LARGECAP VALUE III	MIDCAP	MIDCAP GROWTH
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Derivatives	Non-Principal	Principal	Non-Principal	Non-Principal	Not Applicable
Emerging Markets	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Style	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
• Smaller Companies	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
• Value Style	Non-Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Foreign Currency	Non-Principal	Not Applicable	Not Applicable	Principal	Not Applicable
Foreign Securities	Non-Principal	Not Applicable	Non-Principal	Principal	Non-Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Not Applicable
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Principal (1)	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Master Limited Partnerships ("MLPs")	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Duration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

(1) The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	MIDCAP GROWTH III	MIDCAP S&P 400 INDEX	MIDCAP VALUE I	MONEY MARKET	OVERSEAS
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Not Applicable	Non-Principal
Counterparty Risk	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Derivatives	Non-Principal	Principal	Non-Principal	Not Applicable	Non-Principal
Emerging Markets	Not-Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Equity Securities	Principal	Principal	Principal	Not Applicable	Principal
• Growth Style	Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
• Smaller Companies	Principal	Principal	Principal	Not Applicable	Principal
• Value Style	Non-Principal	Non-Principal	Principal	Not Applicable	Principal
Fixed-Income Securities	Non-Principal	Not Applicable	Non-Principal	Principal	Non-Principal
Foreign Currency	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Principal
Foreign Securities	Non-Principal	Not Applicable	Non-Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Principal (1)	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Principal	Non-Principal	Not Applicable	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Not Applicable	Non-Principal	Not Applicable	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Portfolio Duration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Not Applicable	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Principal	Not Applicable	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Principal	Not Applicable	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Securitized Products	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Not Applicable	Not Applicable	Principal	Not Applicable
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

(1) The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL CAPITAL APPRECIATION	PRINCIPAL LIFETIME STRATEGIC INCOME	PRINCIPAL LIFETIME 2010	PRINCIPAL LIFETIME 2015	PRINCIPAL LIFETIME 2020
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Commodity-Related Investments	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Contingent Convertible Securities ("CoCos")	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Not Applicable	Principal	Principal	Principal	Principal
Derivatives	Not Applicable	Principal	Principal	Principal	Principal
Emerging Markets	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Style	Non-Principal	Principal	Principal	Principal	Principal
• Smaller Companies	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
• Value Style	Non-Principal	Principal	Principal	Principal	Principal
Fixed-Income Securities	Non-Principal	Principal	Principal	Principal	Principal
Foreign Currency	Not Applicable	Principal	Principal	Principal	Principal
Foreign Securities	Non-Principal	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Principal	Principal	Principal	Principal
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Non-Principal	Principal	Principal	Principal	Principal
Leverage	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Duration	Not Applicable	Principal	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Not Applicable	Principal	Principal	Principal	Principal
Short Sales	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Principal	Principal	Principal	Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2025	PRINCIPAL LIFETIME 2030	PRINCIPAL LIFETIME 2035	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2045
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Commodity-Related Investments	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Principal	Principal	Principal	Principal	Principal
Derivatives	Principal	Principal	Principal	Principal	Principal
Emerging Markets	Non-Principal	Non-Principal	Non-Principal	Principal	Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Style	Principal	Principal	Principal	Principal	Principal
• Smaller Companies	Principal	Principal	Principal	Principal	Principal
• Value Style	Principal	Principal	Principal	Principal	Principal
Fixed-Income Securities	Principal	Principal	Principal	Principal	Principal
Foreign Currency	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Principal	Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Duration	Principal	Principal	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Principal	Principal	Principal	Principal	Principal
Short Sales	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
U.S. Government and U.S. Government Sponsored Securities	Principal	Principal	Principal	Principal	Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2050	PRINCIPAL LIFETIME 2055	PRINCIPAL LIFETIME 2060	PRINCIPAL LIFETIME 2065	PRINCIPAL LIFETIME HYBRID INCOME
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Contingent Convertible Securities ("CoCos")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Principal	Principal	Principal	Principal	Principal
Derivatives	Principal	Principal	Principal	Principal	Principal
Emerging Markets	Principal	Principal	Principal	Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Style	Principal	Principal	Principal	Principal	Principal
• Smaller Companies	Principal	Principal	Principal	Principal	Non-Principal
• Value Style	Principal	Principal	Principal	Principal	Principal
Fixed-Income Securities	Principal	Principal	Principal	Principal	Principal
Foreign Currency	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Principal	Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Duration	Principal	Principal	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Short Sales	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
U.S. Government and U.S. Government Sponsored Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2015	PRINCIPAL LIFETIME HYBRID 2020	PRINCIPAL LIFETIME HYBRID 2025	PRINCIPAL LIFETIME HYBRID 2030	PRINCIPAL LIFETIME HYBRID 2035
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Commodity-Related Investments	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Contingent Convertible Securities ("CoCos")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Principal	Principal	Principal	Principal	Principal
Derivatives	Principal	Principal	Principal	Principal	Principal
Emerging Markets	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Style	Principal	Principal	Principal	Principal	Principal
• Smaller Companies	Non-Principal	Principal	Principal	Principal	Principal
• Value Style	Principal	Principal	Principal	Principal	Principal
Fixed-Income Securities	Principal	Principal	Principal	Principal	Principal
Foreign Currency	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Principal	Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Duration	Principal	Principal	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Principal	Principal	Principal	Principal	Principal
Short Sales	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
U.S. Government and U.S. Government Sponsored Securities	Principal	Principal	Principal	Principal	Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2040	PRINCIPAL LIFETIME HYBRID 2045	PRINCIPAL LIFETIME HYBRID 2050	PRINCIPAL LIFETIME HYBRID 2055	PRINCIPAL LIFETIME HYBRID 2060
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Principal	Principal	Principal	Principal	Principal
Derivatives	Principal	Principal	Principal	Principal	Principal
Emerging Markets	Principal	Principal	Principal	Principal	Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Style	Principal	Principal	Principal	Principal	Principal
• Smaller Companies	Principal	Principal	Principal	Principal	Principal
• Value Style	Principal	Principal	Principal	Principal	Principal
Fixed-Income Securities	Principal	Principal	Principal	Principal	Principal
Foreign Currency	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Principal	Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Duration	Principal	Principal	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Short Sales	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
U.S. Government and U.S. Government Sponsored Securities	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2065	REAL ESTATE SECURITIES	SAM BALANCED	SAM CONSERVATIVE BALANCED	SAM CONSERVATIVE GROWTH
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Commodity-Related Investments	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Contingent Convertible Securities ("CoCos")	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Emerging Markets	Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
• Growth Style	Principal	Non-Principal	Principal	Principal	Principal
• Smaller Companies	Principal	Non-Principal	Principal	Principal	Principal
• Value Style	Principal	Principal	Principal	Principal	Principal
Fixed-Income Securities	Principal	Non-Principal	Principal	Principal	Principal
Foreign Currency	Principal	Not Applicable	Principal	Principal	Principal
Foreign Securities	Principal	Non-Principal	Principal	Principal	Principal
Fund of Funds	Principal	Not Applicable	Principal	Principal	Principal
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Non-Principal	Principal	Non-Principal
Industry Concentration	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Non-Principal	Principal	Principal	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Portfolio Duration	Principal	Not Applicable	Principal	Principal	Principal
Portfolio Turnover (Active Trading)	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Non-Principal	Principal	Principal	Principal	Non-Principal
Real Estate Securities	Non-Principal	Principal	Principal	Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Non-Principal	Non-Principal	Principal	Principal	Non-Principal
Short Sales	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
U.S. Government and U.S. Government Sponsored Securities	Non-Principal	Not Applicable	Principal	Principal	Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	SAM FLEXIBLE INCOME	SAM STRATEGIC GROWTH	SHORT-TERM INCOME	SMALLCAP	SMALLCAP GROWTH I
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Non-Principal	Not Applicable	Non-Principal	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Counterparty Risk	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Emerging Markets	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Non-Principal
Equity Securities	Principal	Principal	Not Applicable	Principal	Principal
• Growth Style	Non-Principal	Principal	Not Applicable	Non-Principal	Principal
• Smaller Companies	Non-Principal	Principal	Not Applicable	Principal	Principal
• Value Style	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Fixed-Income Securities	Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Foreign Currency	Principal	Principal	Non-Principal	Not Applicable	Non-Principal
Foreign Securities	Principal	Principal	Principal	Non-Principal	Non-Principal
Fund of Funds	Principal	Principal	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Investment Company Securities	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships ("MLPs")	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal	Not Applicable	Not Applicable
Portfolio Duration	Principal	Non-Principal	Principal	Not Applicable	Not Applicable
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts ("REITs")	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Non-Principal	Principal	Non-Principal	Non-Principal
Redemption and Large Transaction Risk	Principal	Principal	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Principal	Non-Principal	Principal	Not Applicable	Not Applicable
Short Sales	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Principal	Non-Principal	Principal	Not Applicable	Not Applicable
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

INVESTMENT STRATEGIES AND RISKS	SMALLCAP S&P 600 INDEX	SMALLCAP VALUE II	TAX-EXEMPT BOND
Arbitrage Trading	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable
Commodity-Related Investments	Not Applicable	Not Applicable	Not Applicable
Contingent Convertible Securities ("CoCos")	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Not Applicable
Counterparty Risk	Non-Principal	Not Applicable	Principal
Derivatives	Principal	Non-Principal	Non-Principal
Emerging Markets	Not Applicable	Non-Principal	Not Applicable
Equity Securities	Principal	Principal	Not Applicable
• Growth Style	Non-Principal	Non-Principal	Not Applicable
• Smaller Companies	Principal	Principal	Not Applicable
• Value Style	Non-Principal	Principal	Not Applicable
Fixed-Income Securities	Not Applicable	Non-Principal	Principal
Foreign Currency	Not Applicable	Non-Principal	Not Applicable
Foreign Securities	Not Applicable	Non-Principal	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration (Municipal Obligations)	Not Applicable	Not Applicable	Principal
Hedging	Not Applicable	Not Applicable	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Principal
Industry Concentration	Principal (1)	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Principal
Investment Company Securities	Principal	Non-Principal	Non-Principal
Leverage	Non-Principal	Non-Principal	Principal
Master Limited Partnerships ("MLPs")	Not Applicable	Non-Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Principal
Portfolio Duration	Not Applicable	Not Applicable	Principal
Portfolio Turnover (Active Trading)	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Not Applicable
Real Estate Investment Trusts ("REITs")	Non-Principal	Principal	Not Applicable
Real Estate Securities	Non-Principal	Principal	Not Applicable
Redemption and Large Transaction Risk	Principal	Principal	Principal
Repurchase Agreements	Not Applicable	Not Applicable	Not Applicable
Securitized Products	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable
U.S. Government and U.S. Government Sponsored Securities	Not Applicable	Not Applicable	Non-Principal
Volatility Mitigation	Not Applicable	Not Applicable	Not Applicable

(1) The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Arbitrage Trading
A fund employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the fund as it unwinds failed trades. For example, with respect to the convertible arbitrage strategy, an issuer may default or may be unable to make interest and dividend payments when due; with respect to the merger arbitrage strategy, the merger deal may terminate before closing, thereby imposing losses to the fund.
Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the "Borrower"), are secured by specific collateral, and have a claim on the Borrower's assets and/or stock that is senior to that held by the Borrower's unsecured subordinated debtholders and stockholders. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans that will be purchased by a fund are rated below-investment-grade (sometimes called "junk") or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. Bank loan interests may not be considered “securities,” and purchasers therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
The primary and secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause a fund to be unable to realize full value and thus cause a material decline in a fund's net asset value. Because transactions in bank loans may be subject to extended settlement periods, a fund may not receive proceeds from the sale of a bank loan for a period of time after the sale. As a result, sale proceeds may not be available to make additional investments or to meet a fund’s redemption obligations for a period of time after the sale of the bank loans, which could lead to a fund having to sell other investments, borrow to meet obligations, or borrow to remain fully invested while awaiting settlement.
Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate ("LIBOR") or the prime rate offered by one or more major U.S. banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments may occur.
Commodity-Related Investments
Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock, and precious metals. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international, and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject a fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of a fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity swaps) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Contingent Convertible Securities ("CoCos")
Contingent convertible securities (“CoCos”) are hybrid debt securities intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern, if the conversion trigger were not exercised. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to, the following:

•
The occurrence of a conversion event is inherently unpredictable and depends on many factors, some of which will be outside the issuer’s control. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a CoCo will be converted to equity, and a fund may suffer losses as a result.

•
CoCos may have no stated maturity and fully discretionary coupons. This means coupon (i.e., interest) payments can be canceled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses, without causing a default.

•
CoCos are usually issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment. If an issuer liquidates, dissolves or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as a fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated.

•
The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Moreover, the performance of CoCos may be correlated with one another and as a result negative information of one issuer may cause decline in the value of CoCos of many other issuers.

Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade (sometimes referred to as "junk"). Many convertible securities are relatively illiquid.
Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:

•	increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;

•	the inability of those managing investments of the fund to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;

•	losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;

•	the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Fund are listed in its Fund Summary.

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Commodity Index-Linked Notes are derivative debt instruments issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations with principal and/or coupon payments linked to the performance of commodity indices. These notes expose a fund to movements in commodity prices. They are also subject to credit, counterparty, and interest rate risk. Commodity index-linked notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity index. At the maturity of the note, a fund may receive more or less principal than it originally invested. A fund may also receive interest payments on the note that are less than the stated coupon interest payments.

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Credit Default Swap Agreements may be entered into by a fund as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

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Foreign Currency Contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.

•
Forwards, futures contracts and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund's income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets.

These derivative investments are subject to special risk considerations, particularly the imperfect correlation between the change in market value of the instruments held by a fund and the price of the derivative instrument. If a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and Swap Agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.

•
Index/structured securities. Certain derivative securities are described more accurately as index/structured securities, which are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Emerging Markets
The Funds consider a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
Usually, the term "emerging market" (also called a "developing market") means any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, New Zealand, and most nations located in Western Europe.
Investments in companies of emerging markets are subject to higher risks than investments in companies in more developed markets. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing markets have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and, except to the extent consistent with its principal investment strategies (for example, for an index fund that uses a replication strategy), a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).

Growth Style
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Smaller Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may therefore be more volatile than the shares of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Style
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock's intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from a low interest rate environment may lead to heightened volatility and redemptions alongside reduced liquidity and dealer market-making capacity in fixed income markets. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from a Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Additionally, a Fund's investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Funds consider a security to be tied economically to countries outside the U.S. (a "foreign security") if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
If a fund's portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not over-weighted in that region. For example, funds that have significant investment in the United Kingdom face risks related to the United Kingdom's vote to leave the European Union (the “EU”), commonly known as “Brexit.” Brexit has resulted in significant uncertainties and instability in the financial markets. Brexit may have significant political and financial consequences in the United Kingdom, as well as in European markets and the broader global economy. As a result, the performance of such a fund may be more volatile than the performance of a more geographically diversified fund.

Fund of Funds
The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests.
As of October 31, 2019, the assets of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime Strategic Income Fund	Principal LifeTime 2010 Fund	Principal LifeTime 2015 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2025 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2035 Fund
Blue Chip Fund	4.0%	2.8%	3.5%	4.1%	5.3%	3.0%	3.2%
Bond Market Index Fund	17.0	15.5	13.8	12.0	10.6	9.2	6.6
Core Fixed Income Fund	26.4	23.9	22.9	21.1	17.4	8.9	9.3
Core Plus Bond Fund	—	—	—	—	—	5.8	6.6
Diversified International Fund	2.7	3.7	4.7	6.3	7.4	8.1	8.4
Diversified Real Asset Fund	1.7	1.7	1.5	1.7	1.7	1.7	—
Equity Income Fund	3.3	2.3	2.9	3.6	4.5	2.7	2.9
High Income Fund	7.4	6.6	5.8	4.9	4.4	4.2	3.7
Inflation Protection Fund	4.7	4.5	4.3	4.1	3.0	2.3	—
International Small Company Fund	0.9	1.2	1.5	2.0	2.2	2.8	2.9
LargeCap Growth Fund I	—	2.7	3.3	4.2	6.0	9.3	9.8
LargeCap S&P 500 Index Fund	3.5	4.9	6.3	7.7	9.6	11.4	12.4
LargeCap Value Fund III	—	2.4	3.0	3.7	4.5	7.7	8.4
MidCap Fund	3.0	2.5	3.1	3.8	5.1	6.0	—
MidCap Growth Fund III	—	—	—	—	—	—	4.8
MidCap Value Fund I	—	1.5	1.9	2.5	3.0	3.5	4.2
Origin Emerging Markets Fund	—	—	—	—	—	2.0	2.3
Overseas Fund	2.6	3.7	4.6	6.0	7.4	7.9	8.4
Real Estate Securities Fund	—	—	—	—	—	—	2.5
Short-Term Income Fund	21.7	18.6	14.8	9.8	4.9	—	—
SmallCap Growth Fund I	0.6	0.8	1.1	1.3	1.6	1.9	1.9
SmallCap Value Fund II	0.5	0.7	1.0	1.2	1.4	1.6	1.7
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2045 Fund	Principal LifeTime 2050 Fund	Principal LifeTime 2055 Fund	Principal LifeTime 2060 Fund	Principal LifeTime 2065 Fund
Blue Chip Fund	3.4%	3.7%	4.1%	4.2%	4.4%	4.0%
Bond Market Index Fund	5.2	2.8	2.4	0.9	0.9	1.3
Core Fixed Income Fund	1.8	1.7	1.8	—	—	—
Core Plus Bond Fund	8.6	6.9	3.7	3.0	2.1	2.3
Diversified International Fund	9.5	10.1	10.5	11.1	11.3	11.6
Equity Income Fund	3.2	3.4	3.5	3.8	3.8	3.7
High Income Fund	2.7	2.4	1.7	2.0	1.7	1.6
International Small Company Fund	3.1	3.1	3.3	3.4	3.5	3.6
LargeCap Growth Fund I	10.6	11.1	11.7	12.3	12.2	11.8
LargeCap S&P 500 Index Fund	13.6	14.3	14.9	15.1	15.2	15.0
LargeCap Value Fund III	9.4	9.9	10.4	10.9	10.9	10.9
MidCap Growth Fund III	5.6	6.0	6.3	6.5	6.4	6.3
MidCap Value Fund I	4.7	5.0	5.2	5.5	5.6	5.6
Origin Emerging Markets Fund	2.7	2.9	3.1	3.3	3.6	3.7
Overseas Fund	9.3	10.0	10.3	10.8	11.1	11.3
Real Estate Securities Fund	2.5	2.3	2.5	2.3	2.4	2.5
SmallCap Growth Fund I	2.2	2.3	2.4	2.6	2.6	2.5
SmallCap Value Fund II	1.9	2.1	2.2	2.3	2.3	2.3
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime Hybrid Income Fund	Principal LifeTime Hybrid 2015 Fund	Principal LifeTime Hybrid 2020 Fund	Principal LifeTime Hybrid 2025 Fund	Principal LifeTime Hybrid 2030 Fund	Principal LifeTime Hybrid 2035 Fund
Bond Market Index Fund	42.5%	35.6%	31.7%	29.0%	26.3%	21.6%
Diversified International Fund	5.9	10.4	13.3	15.9	17.4	19.3
Diversified Real Asset Fund	2.2	2.1	2.2	2.1	2.1	—
High Income Fund	7.4	5.8	4.9	4.4	4.2	3.7
Inflation Protection Fund	4.7	4.2	4.0	3.6	2.2	—
International Small Company Fund	1.0	1.8	2.1	2.4	2.9	3.1
LargeCap S&P 500 Index Fund	11.0	19.1	24.2	28.5	32.6	36.1
MidCap S&P 400 Index Fund	2.8	4.8	6.0	7.1	8.2	8.8
Origin Emerging Markets Fund	—	—	—	—	0.9	1.4
Real Estate Securities Fund	—	—	—	—	—	2.5
Short-Term Income Fund	21.4	14.2	9.3	4.1	—	—
SmallCap S&P 600 Index Fund	1.1	2.0	2.3	2.9	3.2	3.5
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime Hybrid 2040 Fund	Principal LifeTime Hybrid 2045 Fund	Principal LifeTime Hybrid 2050 Fund	Principal LifeTime Hybrid 2055 Fund	Principal LifeTime Hybrid 2060 Fund	Principal LifeTime Hybrid 2065 Fund
Bond Market Index Fund	16.3%	11.7%	8.8%	5.9%	4.4%	4.1%
Diversified International Fund	20.9	22.3	23.2	24.1	24.7	24.7
High Income Fund	3.0	2.6	2.0	1.9	1.6	1.5
International Small Company Fund	3.2	3.3	3.5	3.6	3.6	3.6
LargeCap S&P 500 Index Fund	38.8	41.0	42.7	43.9	44.5	45.0
MidCap S&P 400 Index Fund	9.7	10.5	10.9	11.4	11.6	11.6
Origin Emerging Markets Fund	1.7	1.9	1.9	2.1	2.3	2.2
Real Estate Securities Fund	2.5	2.5	2.5	2.5	2.5	2.6
SmallCap S&P 600 Index Fund	3.9	4.2	4.5	4.6	4.8	4.7
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Blue Chip Fund	9.1%	6.6%	12.5%	1.8%	15.3%
Core Fixed Income Fund	12.5	18.5	4.9	24.5	—
Diversified International Fund	11.7	8.2	17.2	—	21.4
Diversified Real Asset Fund	3.2	2.9	3.6	—	—
EDGE MidCap Fund	4.2	2.9	6.1	1.5	6.6
Equity Income Fund	13.1	8.9	17.3	7.0	18.7
Global Diversified Income Fund	—	2.7	—	4.9	—
Global Real Estate Securities Fund	3.0	2.4	3.5	3.8	5.3
Government & High Quality Bond Fund	6.9	10.6	3.1	12.5	—
Government Money Market Fund	0.2	0.2	0.3	0.2	0.3
High Yield Fund	1.5	2.3	—	4.4	—
Inflation Protection Fund	1.6	2.6	—	6.3	—
International Small Company Fund	1.5	1.0	1.9	—	2.5
LargeCap Growth Fund I	—	—	—	—	4.9
LargeCap Value Fund III	—	—	—	—	2.4
Origin Emerging Markets Fund	1.5	1.0	2.0	—	5.4
Principal Active Global Dividend Income ETF	4.9	2.0	3.3	7.6	5.8
Principal Active Income ETF	1.4	2.7	1.3	2.7	—
Principal Investment Grade Corporate Active ETF	0.8	1.0	0.5	1.5	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	9.9	6.3	13.0	3.4	7.2
Principal U.S. Small-Cap Multi-Factor Index ETF	2.4	1.5	3.4	—	4.2
Short-Term Income Fund	7.9	11.5	4.5	12.6	—
Spectrum Preferred and Capital Securities Income Fund	2.7	4.2	1.6	5.3	—
Total	100.0%	100.0%	100.0%	100.0%	100.0%
A fund of funds indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the underlying funds. Generally, if an underlying fund offers multiple classes of shares for investment by funds of funds, the Funds will purchase shares of the class with the lowest expense ratio (expressed as a percent of average net assets on an annualized basis) at the time of purchase.
If you are considering investing in a Principal LifeTime Fund or Principal LifeTime Hybrid Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund or Principal LifeTime Hybrid Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund or Principal LifeTime Hybrid Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds or Principal LifeTime Hybrid Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.
There are five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:

•	the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,

•
the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk,

•
the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk,

•	the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and

•	the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until those managing the investments of the fund determine that it is appropriate to dispose of them.
Management of funds of funds entails potential conflicts of interest: a fund of fund may invest in affiliated underlying funds; and those who manage the fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund of fund assets to underlying funds from which they receive higher fees.
Geographic Concentration (Municipal Obligations)
Greater risks may arise from the geographic concentration (a particular state, such as California, Illinois, or New York, or a particular country or region) of investments, as well as the current and past financial condition of municipal issuers in the case of a municipal fund. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.
Hedging
Hedging is a strategy that can be used to attempt to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund's investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund's investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund's investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Yield Securities
Below investment grade securities are fixed income securities that are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine if the security is below investment grade; if the security has not been rated by either of those agencies, those managing investments of a Fund will determine whether the security is of a quality comparable to those rated below investment grade). Below investment grade securities are sometimes referred to as high yield or "junk bonds" and are considered speculative, particularly with respect to the issuer's continuing ability to meet principal and interest payments. Such securities could be in default at time of purchase. Each fund of funds may invest in underlying funds that may invest in such securities.
Investing in high yield securities involves special risks in addition to those associated with investing in investment grade securities.

•	High yield securities may be less liquid than investment grade securities.

•
The secondary market on which high yield securities are traded may be less liquid, which may reduce the price of the security and adversely affect and cause large fluctuations in the daily price of the Fund's shares.

•
Analysis of the creditworthiness of issuers of high yield securities is more complex. To the extent a Fund invests in high yield securities, its ability to meet its objective may be more dependent on such credit analyses.

•
High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions. Although high yield securities prices tend to be less sensitive to interest rate changes than those of investment grade securities, they tend to be more sensitive to adverse economic downturns or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities, especially in a thinly traded market.

•	If the issuer of high yield securities defaults, a Fund may incur additional expenses to seek recovery.

•
If an issuer of high yield securities undergoes a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. Moreover, to the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the Fund's detriment (such as distributing cash to equity holders, incurring additional indebtedness, and disposing of assets), the underlying value of the high yield security may decline.

The use of credit ratings for evaluating high yield securities also involves certain risks. For example, credit ratings reflect the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security.
Industry Concentration
A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.
Inverse Floating Rate Investments
Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which the funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by the funds. The funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing the funds to greater risks and increased costs. The market value of a "leveraged" inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. A fund making such an investment will segregate on its books liquid securities having a value equal to the market value of the bonds underlying the "leveraged" inverse floating rate investment.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
For the Government Money Market Fund, PGI currently waives the management fee in an amount equal to the expenses of the underlying funds' fees in which the Government Money Market Fund invests.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and certain other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Master Limited Partnerships ("MLPs")
A master limited partnership ("MLP") that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. For example, the business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Many MLPs are also subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities.
MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that an MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Certain benefits derived from investment in MLPs depend largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state, and local income tax purposes and communicate the Fund's allocable share of the MLP's income, gains, losses, deductions, and expenses via a "Schedule K-1." Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your tax returns. In some circumstances the Fund may need to send you a corrected Form 1099, which could require you to amend your tax returns. For example, if the Fund keeps MLP investments until the basis (generally the price paid for the units, as adjusted downwards with each distribution and allocation of deductions and losses, and upwards with each allocation of taxable income and gain) is zero, subsequent distributions will be taxable to the Fund at ordinary income rates and shareholders may receive a corrected Form 1099.
If, as a result of a change in current law or a change in an MLP's business, an MLP was treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
To the extent a distribution received by a fund from an MLP is treated as a return of capital, the fund's adjusted tax basis in the interests of the MLP will be reduced, which may increase the fund's tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
Municipal Obligations and AMT-Subject Bonds
The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority; generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.
"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT"). See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or for a bond fund, the average life of the fund's underlying bonds, weighted by the percentage of the fund's assets that each represents) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Portfolio Turnover (Active Trading)
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) are considered actively-traded and often have higher transaction costs (which are paid by the fund), may result in higher taxes when fund shares are held in a taxable account, and may lower the fund's performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.
No turnover rate can be calculated for the Government Money Market or Money Market Funds because of the short maturities of the securities in which they invest.
Preferred Securities
Preferred securities include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed rate or adjustable rate distributions and generally have a payment "preference" over common stock, but are junior to the issuer's senior debt in a liquidation of the issuer's assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders' claims on assets in a corporate liquidation.
Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.
Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.

Real Estate Investment Trusts ("REITs")
REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940 Act.
Regular REIT dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any distribution of income attributable to regular REIT dividends from a Fund's investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption and Large Transaction Risk
Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

As an example, of October 31, 2019, the Principal Funds, Inc. ("PFI") and Principal Variable Contracts Funds, Inc. ("PVC") funds of funds owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below. Principal Global Investors, LLC ("PGI") is the advisor to the funds of funds and each of the underlying funds. PGI is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds that it manages. However, PGI and its affiliates may face conflicts of interest in fulfilling responsibilities to all such funds.

Fund	Total Percentage of Outstanding Shares Owned
Core Fixed Income Fund	62.39%
Core Plus Bond Fund	61.21%
Diversified International Fund	32.38%
Equity Income Fund	32.17%
Global Diversified Income Fund	2.52%
Global Real Estate Securities Fund	15.62%
Government & High Quality Bond Fund	55.59%
Government Money Market Fund	100.00%
High Income Fund	29.08%
High Yield Fund	8.42%
Inflation Protection Fund	43.86%
LargeCap Growth Fund I	19.31%
LargeCap S&P 500 Index Fund	49.60%
LargeCap Value Fund III	74.81%
MidCap Fund	3.52%
MidCap Growth Fund III	47.81%
MidCap S&P 400 Index Fund	33.28%
MidCap Value Fund I	32.09%
Overseas Fund	67.79%
Real Estate Securities Fund	4.63%
Short-Term Income Fund	37.81%
SmallCap Growth Fund I	22.14%
SmallCap S&P 600 Index Fund	27.43%
SmallCap Value Fund II	34.84%
Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss, including incurring costs and delays. Repurchase agreements may involve more risk than investments in U.S. government securities. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the investments of the fund deem creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.
Securitized Products
Securitized products are fixed income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s). The specific securitized products that are principal strategies of each Fund are listed in its Fund Summary.
A fund’s investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment-grade or below-investment-grade.

•
Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).

•
Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. Certain CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests usually influences the interest rate, credit, and prepayment risks.

•
Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.

Short Sales
A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution) with the hope of purchasing the same security at a later date at a lower price. A fund may also take a short position in a derivative instrument, such as a future, forward or swap. If the market price of the security or derivatives increases, the fund will suffer a (potentially unlimited) loss when it replaces the security or derivative at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.
Certain funds may also invest the proceeds received from short selling securities, which creates additional leverage. Using such leverage allows the fund to use the proceeds to purchase additional securities, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. Leverage also magnifies the volatility of changes in the value of the fund’s portfolio. The effect of the use of leverage by the fund in a market that moves adversely to its investments could result in substantial losses to the fund, which would be greater than if the fund were not leveraged. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.
The short sale proceeds utilized by a fund to leverage investments are collateralized by all or a portion of such fund’s portfolio. Accordingly, a fund may pledge securities in order to effect short sales, utilize short sale proceeds or otherwise obtain leverage for investment or other purposes. Should the securities pledged to brokers to secure the fund’s margin accounts decline in value, the fund could be subject to a “margin call”, pursuant to which the fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of all or a portion of the pledged securities to compensate for the decline in value. The banks and dealers that provide leverage to the fund have discretion to change the fund’s margin requirements at any time. Changes by counterparties in the foregoing may result in large margin calls, loss of leverage and forced liquidations of positions at disadvantageous prices. The utilization of short sale proceeds for leverage will cause the fund to be subject to higher transaction fees and other costs.

U.S. Government and U.S. Government-Sponsored Securities
U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. Government.
There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities.
Volatility Mitigation
Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.
MANAGEMENT OF THE FUNDS
The Manager and Advisor
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager and advisor for the Fund. Through the Management Agreement with the Fund, PGI provides investment advisory services and certain corporate administrative services for the Fund.

Advisor:
Principal Global Investors, LLC ("PGI"), 711 High Street, Des Moines, IA 50392, is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. PGI also has asset management offices of affiliate advisors in non-U.S. locations including London, Singapore, Tokyo, Hong Kong and Sydney. PGI has been an investment advisor since 1998.

Funds:    In fulfilling its investment advisory responsibilities, PGI provides day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for the following Funds:

• California Municipal
• Core Fixed Income
• Core Plus Bond
• Diversified International
• Equity Income (services provided by Edge Asset Management, a specialized boutique of PGI)
•
a portion of Global Diversified Income (global value equity, opportunistic mortgage-backed securities, and one of the high yield portions; and, on a temporary basis, one or more strategies that seek to track the performance of an index related to a particular sector or asset class)

• Government & High Quality Bond
• Government Money Market
• High Income (services provided by Principal Portfolio StrategiesSM)
• High Yield
• International Emerging Markets
• a portion of LargeCap Growth I (services provided by Principal Portfolio StrategiesSM)

• LargeCap S&P 500 Index
• a portion of LargeCap Value III (services provided by Principal Portfolio StrategiesSM)
• MidCap (services provided by Aligned Investors, a specialized boutique of PGI)
• a portion of MidCap Growth III (services provided by Principal Portfolio StrategiesSM)
• MidCap S&P 400 Index
• a portion of MidCap Value I (services provided by Principal Portfolio StrategiesSM)
• Money Market
• a portion of Overseas (services provided by Principal Portfolio StrategiesSM)
• Principal Capital Appreciation (services provided by Edge Asset Management)
• Principal LifeTime Funds (services provided by Principal Portfolio StrategiesSM)
• Principal LifeTime Hybrid Funds (services provided by Principal Portfolio StrategiesSM)
• SAM (Strategic Asset Management) Portfolios (services provided by Principal Portfolio StrategiesSM)
• Short-Term Income
• SmallCap
• a portion of SmallCap Growth I (services provided by Principal Portfolio StrategiesSM)
• SmallCap S&P 600 Index
• a portion of SmallCap Value II (services provided by Principal Portfolio StrategiesSM)
• Tax-Exempt Bond
Several of the Funds have multiple Sub-Advisors. A team within Principal Portfolio StrategiesSM, a specialized boutique of PGI and whose members are identified in each Fund summary and listed below, determines the portion of the Fund’s assets each Sub-Advisor will manage and may reallocate Fund assets among the Sub-Advisors from time-to-time. This team agrees on allocation decisions and shares authority and responsibility for day-to-day portfolio management, with no limitation on the authority of one portfolio manager in relation to another.
The decision to reallocate Fund assets between PGI acting in a discretionary advisory capacity and the Sub-Advisors may be based on a variety of factors, including but not limited to: the investment capacity of PGI and each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in PGI or each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.
The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. References to Principal® include the entire Principal organization.
As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except for the MidCap Fund, the Principal LifeTime Funds, and the Principal LifeTime Hybrid Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. For the MidCap Fund, Mr. Nolin and Mr. Rozycki work as a team, sharing day-to-day management of the Fund; however, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may execute trades in Mr. Nolin’s absence. The day-to-day portfolio management for the Principal LifeTime Funds and Principal LifeTime Hybrid Funds is shared by multiple portfolio managers. Those Portfolio Managers and any Associate Portfolio Managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio; however, Associate Portfolio Managers’ authority is more limited than that of Portfolio Managers.
Jake S. Anonson was with Principal® from 1998-2010 and re-joined Principal® in 2012. Mr. Anonson is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Mr. Anonson earned a bachelor’s degree in Finance and Economics from the University of Northern Iowa and an M.B.A. from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.
William C. Armstrong has been with Principal® since 1992. He earned a bachelor’s degree from Kearney State College and an M.B.A. from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.
Paul H. Blankenhagen has been with Principal® since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.

Jessica S. Bush has been with Principal® since 2006. Ms. Bush is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Ms. Bush earned a bachelor’s degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.
Juliet Cohn has been with Principal® since 2003. Ms. Cohn is an employee of Principal Global Investors (Europe) Limited and manages Principal Fund assets through PGI pursuant to a participating affiliate arrangement. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.
Daniel R. Coleman has been with Principal® since 2001, holding various investment management roles on the Edge Asset Management equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.
Bryan C. Davis has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Davis has earned the right to use the Chartered Financial Analyst designation.
Mark P. Denkinger has been with Principal® since 1990. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.
Marcus W. Dummer has been with Principal® since 2003. Mr. Dummer is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Mr. Dummer earned a bachelor’s degree in Finance and an M.B.A. from the University of Utah. He has earned the right to use the Chartered Alternative Investment Analyst designation.
James W. Fennessey has been with Principal® since 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting, and coordinating investment performance data and evaluation of the investment managers under the due diligence process that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.
John R. Friedl has been with Principal® since 2017. Prior thereto, he was with Edge Asset Management, Inc. (which merged with and into PGI in 2017) since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.
Zach Gassmann has been with Principal® since 2007. He received a bachelor’s degree in Accounting from Simpson College and a master’s degree in Financial Management from Drake University. Mr. Gassmann has earned the right to use the Chartered Financial Analyst designation.
Kelly A. Grossman has been with Principal® since 1991. Ms. Grossman is responsible for the asset allocation and manager selection for Principal Portfolio StrategiesSM. Ms. Grossman earned a bachelor’s degree in Mathematics and Computer Science from the University of Northern Iowa. Ms. Grossman is a Fellow of the Society of Actuaries and a member of the American Academy of Actuaries.
Erika Isley has been with Principal® since 2000. She earned a bachelor's degree in Business Management from Upper Iowa University and an M.B.A. from Drake University.
Todd A. Jablonski has been with Principal® since 2010. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.
Theodore Jayne has been with Principal ® since 2015. He earned a bachelor’s degree in Anthropology from Harvard University. Mr. Jayne has earned the right to use the Chartered Financial Analyst designation.
Jeffrey Kilkenny was with Principal ® from 1999-2006 and rejoined Principal ® in 2012. He earned a bachelor's degree in Finance from the University of Iowa. Mr. Kilkenny has earned the right to use the Chartered Financial Analyst designation.
James Noble has been with Principal® since 2010. He earned a bachelor’s degree in Finance and an M.B.A. from Hofstra University.
K. William Nolin has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus has been with Principal® since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.
Tina Paris has been with Principal® since 2001. She earned a bachelor's degree in Finance and Economics from the University of Northern Iowa and an M.B.A with a Finance emphasis from the University of Iowa. Ms. Paris has earned the right to use the Chartered Financial Analyst designation.
Brian W. Pattinson has been with Principal® since 1994. He earned a bachelor's degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.
Scott J. Peterson has been with Principal® since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.
Josh Rank has been with Principal ® since 2013. He earned a bachelor's degree in Finance from Iowa State University. Mr. Rank has earned the right to use the Chartered Financial Analyst designation.
Tracy Reeg has been with Principal® since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.
Benjamin E. Rotenberg has been with Principal ® since 2014. Mr. Rotenberg is responsible for the asset allocation and manager selection for Principal Portfolio Strategies SM . Mr. Rotenberg earned a bachelor’s degree in International Relations and Russian from Pomona College. He has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.
Tom Rozycki has been with Principal® since 2001. He earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.
Jeffrey A. Schwarte has been with Principal® since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.
Aaron J. Siebel has been with Principal® since 2005. He earned a bachelor’s degree in Finance from the University of Iowa.
David W. Simpson has been with Principal® since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.
Darrin E. Smith has been with Principal® since 2007. He earned a bachelor’s degree in Economics from Iowa State University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.
Scott Smith has been with Principal® since 1999. Mr. Smith earned a bachelor's degree in Finance from Iowa State University.
Gregory L. Tornga has been with Principal® since 2011. He earned a bachelor’s degree from the University of Michigan and an M.B.A. from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.
Nedret Vidinli has been with Principal® since 2010. He earned his bachelor’s degree in Business Administration at Drake University and an M.B.A. at Benedictine University. Mr. Vidinli has earned the right to use the Chartered Financial Analyst designation.
Alan Wang has been with Principal® since 2012. Mr. Wang is an employee of Principal Global Investors (Hong Kong) Limited and manages Principal Fund assets through PGI pursuant to a participating affiliate arrangement. He earned a bachelor’s degree in Economics and International Finance from Renmin University of China and an M.B.A. from the University of Iowa. Mr. Wang has earned the right to use the Chartered Financial Analyst designation.
Timothy R. Warrick has been with Principal® since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.
James Welch has been with Principal ® since 2014. Mr. Welch earned a bachelor's degree in Economics from the Pennsylvania State University.

Randy L. Welch has been with Principal® since 1989 and oversees the functions of the Manager Selection & Investment Support Team, which includes investment manager research, investment consulting, performance analysis, and attribution. He is also responsible for the due diligence process that monitors investment managers on Principal's platform. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/Finance from Grand View College and an M.B.A. from Drake University.
The Sub-Advisors
PGI has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of PGI to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by PGI. For these services, PGI pays the Sub-Advisor a fee.
PGI or the Sub-Advisor provides the Fund's Board with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
The Fund summaries identified the sub-advisors and portfolio managers and the funds they manage. Additional information follows.

Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, was founded in 1971 as an independent investment advisor registered with the SEC.

Fund:	a portion of SmallCap Growth I

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is an investment advisory firm that was founded in 1979.

Funds:	a portion of LargeCap Value III and a portion of Overseas

Sub-Advisor:
BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

Sub-Sub-Advisor:    BlackRock International Limited ("BIL"), Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, is a registered investment adviser that was founded in 1995.

Fund:	Inflation Protection
BlackRock and BIL, with the consent of PGI, have entered into a sub-sub-advisory agreement for the Inflation Protection Fund. Under the agreement, BIL has agreed to carry out certain investment advisory obligations of BlackRock to manage the Inflation Protection Fund’s assets. BlackRock will allocate to BIL a portion of the Inflation Protection Fund assets it manages.
Chris Allen has been with BIL since 2009. He earned an M.A. degree in Mathematics from Oxford University. Mr. Allen has earned the right to use the Chartered Financial Analyst designation.
Akiva Dickstein has been with BlackRock since 2009. He earned a B.A. degree in Economics from Yale University and an M.A. degree in Physics from Princeton University.

Sub-Advisor:
Brown Advisory, LLC (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, is a registered investment adviser that works with institutions, corporations, nonprofits, families and individuals.

Funds:	a portion of LargeCap Growth I and a portion of SmallCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025, is a registered investment adviser founded in 2001.

Fund:	a portion of Overseas

Sub-Advisor:
Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, manages growth-oriented portfolios in Large Cap, Mid Cap, SMID, and Small Cap categories for domestic equities. CCI specializes in the management of discretionary accounts for a variety of organizations. CCI also offers advisory services for mutual funds and high net worth individuals.

Fund:	MidCap Growth
For the MidCap Growth Fund, Michael Iacono is the lead Portfolio Manager, and Christopher T. Corbett, Clifford G. Fox and Marc R. Shapiro are Co-Portfolio Managers. Mr. Iacono has the final decision making authority, but Mr. Corbett, Mr. Fox and Mr. Shapiro have the authority to execute trades in Mr. Iacono’s absence.
Christopher T. Corbett has been with CCI since 2006. He earned a B.B.A in Accounting and an M.B.A. in Finance from the University of Notre Dame. Mr. Corbett has earned the right to use the Chartered Financial Analyst designation.
Clifford G. Fox has been with CCI since 1992. He earned an M.B.A. from the Stern School of Business, New York University and a B.S. in Economics from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation.
Michael Iacono has been with CCI since 1997. He earned a B.S. in Accounting from Boston College. Mr. Iacono is a CPA and has earned the right to use the Chartered Financial Analyst designation.
Marc R. Shapiro  has been with CCI since 2004. He earned a B.A. in Finance and Marketing from Emory University.

Sub-Advisor:     DDJ Capital Management, LLC (“DDJ”), 130 Turner Street, Building 3, Suite 600, Waltham, MA 02453, is an SEC registered investment advisor. DDJ was formed in 1996 and presently manages U.S. opportunistic high yield and upper tier U.S. high yield investment strategies, along with various customized fixed income solutions, on behalf of domestic and international institutional investors.

Funds:	a portion of Global Diversified Income (high yield strategy) and a portion of High Income

Sub-Advisor:
Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, became an investment advisor in 1984 and is a wholly-owned subsidiary of Carillon Tower Advisers, Inc. which is a wholly-owned subsidiary of Raymond James Financial, Inc.

Fund:	a portion of MidCap Growth III

Sub-Advisor:
Emerald Advisers, LLC (“Emerald”) (formerly known as Emerald Advisers, Inc.), 3175 Oregon Pike, Leola, PA 17540, was founded in 1991 and manages institutional separate account and mutual fund investment portfolios for corporations, public and private pension funds, and for individual retail investors.

Fund:	a portion of SmallCap Growth I

Sub-Advisor:	Finisterre Capital LLP (“Finisterre”), 10 New Burlington Street, London, England W1S 3BE, manages emerging market assets for a variety of investors.

Fund:	Finisterre Unconstrained Emerging Markets Bond and a portion of Global Diversified Income (emerging market debt strategy)
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. In the absence of a consensus among portfolio managers, Damien Buchet, as CIO of total return strategies and head of the investment team, has the final say on the investment decision.
Damien Buchet has been with Finisterre since 2015. He earned his degree from the EDHEC School of Business Administration. Mr. Buchet has earned the right to use the Chartered Financial Analyst designation.
Arthur Duchon-Doris has been with Finisterre since 2015. Mr. Duchon-Doris earned his M.S.C. in Financial Markets with a concentration in Asset Management from the EDHEC Business School and the right to use the Chartered Financial Analyst designation.

Christopher Watson has been with Finisterre since October 2007. Mr. Watson received an M.B.A. from IMD Lausanne and his B.A. Hons from McGill University, Montreal, and has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC, 601 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017 is an investment advisory firm founded in 1980 that manages value portfolios for institutional and individual investors.

Fund:	a portion of SmallCap Value Fund II

Sub-Advisor:
Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, founded in 2002, is a registered investment adviser offering risk-controlled, active equity management services to a broad range of institutional investors.

Funds:	a portion of MidCap Value I and a portion of SmallCap Value II

Sub-Advisor:	Mellon Investments Corporation (“Mellon”), BNY Mellon Center, One Boston Place, Boston, MA 02108, is a multi-asset investment adviser providing clients with a wide range of investment solutions.

Fund:	a portion of High Income

Sub-Advisor:
MetLife Investment Management, LLC (“MIM”), One MetLife Way, Whippany, NJ 07981, an institutional investment adviser with a range of investment management services in public and private fixed income, equity and real estate, including structured finance, corporate, emerging market, and high yield debt; customized equity and debt index strategies; real estate equity; commercial mortgage loans and alternative investments.

Fund:	a portion of Global Diversified Income (one of the sub-advisors for the emerging markets debt portion)

Sub-Advisor:	Origin Asset Management LLP ("Origin"), One Carey Lane, London, EC2V 8AE, UK manages global equity securities for institutional clients.

Fund:	International I
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
John Birkhold has been with Origin since 2009. He earned a B.S. and M.E. in Systems Engineering from the University of Virginia and an M.B.A. in Finance from the University of Chicago.
Chris Carter has been with Origin since 2005. Mr. Carter is a graduate of Gonville & Caius College, University of Cambridge, with an M.A. Honours Degree in Economics and Philosophy.
Nigel Dutson has been with Origin since 2005. Mr. Dutson is a graduate of Surrey University with a B.Sc. Joint Honours Degree in Mathematics & Economics.
Tarlock Randhawa has been with Origin since 2005. Mr. Randhawa is a graduate of Brunel University with a B.Sc. Joint Honours Degree in Mathematics & Management.

Sub-Advisor:
Post Advisory Group, LLC (“Post”), 2049 Century Park East, Suite 3050, Los Angeles, CA 90067, founded in 1992, is a global investment manager specializing in high yield securities with a multi-strategy, value-oriented investment approach.

Fund:	a portion of Global Diversified Income (one of the sub-advisors for the high yield portion) and a portion of High Income

Sub-Advisor:
Principal Real Estate Investors, LLC (“Principal - REI”), 711 High Street, Des Moines, IA 50392, was founded in 2000 and manages commercial real estate across the spectrum of public and private equity and debt investments, primarily for institutional investors.

Funds:	Global Real Estate Securities, Real Estate Securities, and a portion of Global Diversified Income (global real estate and CMBS strategies)
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Keith Bokota has been with Principal - REI since 2007. He earned a bachelor’s degree in Finance and International Business from Georgetown University. Mr. Bokota has earned the right to use the Chartered Financial Analyst designation.
Simon Hedger has been with Principal - REI since 2003. Mr. Hedger is an employee of Principal Global Investors (Europe) Limited and manages Principal Fund assets through Principal - REI pursuant to a participating affiliate arrangement. He earned an M.B.A. from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).
Anthony Kenkel has been with Principal - REI since 2005. He earned a bachelor’s degree in Finance from Drake University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.
Kelly D. Rush has been with Principal - REI since 2000 and the predecessor firms since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:
Robert W. Baird & Co. Incorporated (“Baird”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, was founded in 1919. Baird provides investment management services for individuals and institutional clients including pension and profit sharing plans.

Fund:	a portion of MidCap Growth III

Sub-Advisor:
Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, manages portfolios of preferred securities for corporate, pension fund, insurance and endowment clients, open-end and closed-end mutual funds, and separately managed account programs for high net worth individual investors as well as providing volatility mitigation solutions for some client portfolios.

Fund:	a portion of Global Diversified Income (preferred securities strategy)

Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, has over 75 years of investment management experience.

Fund:	a portion of LargeCap Growth I

Sub-Advisor:	Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300, Houston, Texas 77002, was founded in 1970.

Fund:	a portion of SmallCap Value II

Sub-Advisor:
Victory Capital Management Inc. (“Victory”), 15935 La Cantera Pkwy, San Antonio, TX 78256, is an SEC-registered investment adviser that provides asset management services to individual and institutional clients through multiple investment franchises.

Fund:	a portion of MidCap Value I

Sub-Advisor:
W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management), 10 Exchange Place, 18th Floor, Jersey City, NJ  07302, was founded in 1961 as an institutional research firm and is an SEC registered adviser.

Fund:	a portion of Global Diversified Income (one of the sub-advisors for the publicly-listed infrastructure strategy)

Sub-Advisor:	Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201, is a registered investment advisor that was founded in 1983.

Fund:	a portion of LargeCap Value III
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.
Fees Paid to PGI
Each Fund pays PGI a fee for its services, which includes the fee PGI pays to Sub-Advisors, as applicable.
The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2019 was:

California Municipal Fund	0.45%	Principal LifeTime 2035 Fund	0.00%
Core Fixed Income Fund	0.48%	Principal LifeTime 2040 Fund	0.00%
Core Plus Bond Fund	0.51%	Principal LifeTime 2045 Fund	0.00%
Diversified International Fund	0.81%	Principal LifeTime 2050 Fund	0.00%
Equity Income Fund	0.51%	Principal LifeTime 2055 Fund	0.00%
Finisterre Unconstrained Emerging Markets Bond Fund	0.79%	Principal LifeTime 2060 Fund	0.00%
Global Diversified Income Fund	0.72%	Principal LifeTime 2065 Fund	0.00%
Global Real Estate Securities Fund	0.86%	Principal LifeTime Hybrid Income Fund	0.00%
Government & High Quality Bond Fund	0.50%	Principal LifeTime Hybrid 2015 Fund	0.00%
Government Money Market Fund	0.15%	Principal LifeTime Hybrid 2020 Fund	0.00%
High Income Fund	0.61%	Principal LifeTime Hybrid 2025 Fund	0.00%
High Yield Fund	0.51%	Principal LifeTime Hybrid 2030 Fund	0.00%
Inflation Protection Fund	0.38%	Principal LifeTime Hybrid 2035 Fund	0.00%
International Emerging Markets Fund	1.20%	Principal LifeTime Hybrid 2040 Fund	0.00%
International Fund I	0.90%	Principal LifeTime Hybrid 2045 Fund	0.00%
LargeCap Growth Fund I	0.60%	Principal LifeTime Hybrid 2050 Fund	0.00%
LargeCap S&P 500 Index Fund	0.15%	Principal LifeTime Hybrid 2055 Fund	0.00%
LargeCap Value Fund III	0.77%	Principal LifeTime Hybrid 2060 Fund	0.00%
MidCap Fund	0.58%	Principal LifeTime Hybrid 2065 Fund	0.00%
MidCap Growth Fund	0.65%	Real Estate Securities Fund	0.80%
MidCap Growth Fund III	0.98%	SAM Balanced Portfolio	0.28%
MidCap S&P 400 Index Fund	0.15%	SAM Conservative Balanced Portfolio	0.28%
MidCap Value Fund I	0.73%	SAM Conservative Growth Portfolio	0.28%
Money Market Fund	0.40%	SAM Flexible Income Portfolio	0.28%
Overseas Fund	1.06%	SAM Strategic Growth Portfolio	0.28%
Principal LifeTime Strategic Income Fund	0.00%	Short-Term Income Fund	0.41%
Principal LifeTime 2010 Fund	0.00%	SmallCap Fund	0.75%
Principal LifeTime 2010 Fund	0.00%	SmallCap Growth Fund I	1.08%
Principal LifeTime 2015 Fund	0.00%	SmallCap S&P 600 Index Fund	0.15%
Principal LifeTime 2020 Fund	0.00%	SmallCap Value Fund II	0.99%
Principal LifeTime 2025 Fund	0.00%	Tax-Exempt Bond Fund	0.45%
Principal LifeTime 2030 Fund	0.00%

Availability of the discussions regarding the basis for the Board of Directors approval of various management and sub-advisory agreements is as follows:

Annual Report to Shareholders for the period ending October 31, 2019
Fund	Management Agreement	Sub-Advisory Agreement
All Funds	X	X
Voluntary Waivers
Money Market Fund
PGI has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC (the "Order"), the Fund and PGI may enter into and materially amend agreements with unaffiliated and wholly-owned affiliated sub-advisors (affiliated sub-advisors which are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) without obtaining shareholder approval, including to:

•	hire one or more sub-advisors;

•	change sub-advisors; and

•	reallocate management fees between PGI and sub-advisors.
Although there is no present intent to do so, the Funds may, in the future, rely on current SEC Staff guidance which expands relief under the Order to allow PGI to enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors which are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI), and, further, to all sub-advisors regardless of the degree of affiliation with PGI.
In order to rely on the varying degrees of relief granted by the Order and/or the SEC Staff guidance, a Fund must receive approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers).
The shareholders of each Fund have approved such Fund's reliance on the Order, as supplemented by the SEC Staff guidance, as follows:

Funds	Unaffiliated Sub-Advisors	Wholly-Owned Affiliated Sub-Advisors	Majority-Owned Affiliated Sub-Advisors	All Sub-Advisors Regardless of Degree of Affiliation
California Municipal and Tax‑Exempt Bond	X
All Other Funds	X	X	X
PGI has ultimate responsibility for the investment performance of each Fund that utilizes a sub-advisor due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement.
PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order (in proper form) at our transaction processing center in Kansas City, Missouri. To process your transaction (purchase, redemption, or exchange) on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	before the close of trading on the NYSE (normally 3:00 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.
For all Funds, except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.
With respect to any portion of a Fund’s assets invested in other registered investment companies, that portion of the Fund's NAV is calculated based on the price (NAV or market, as applicable) of such other registered investment companies.
The securities of the Government Money Market and Money Market Funds are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.
Notes:

•
If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•
A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

•
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Advisor expects the securities may be sold.

CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“Principal Funds”) is as follows:
Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 219971	430 W. 7th Street, Ste. 219971
Kansas City, MO 64121-9971	Kansas City, MO 64105-1407
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain Automated Clearing House ("ACH") or wire instructions, please contact a Client Relations Specialist.
For additional information about Principal Funds, Inc., go to www.principalfunds.com.

PURCHASE OF FUND SHARES
Principal Funds, Inc. offers funds in multiple share classes: A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S. Funds available in multiple share classes have the same investments, but differing expenses. Classes A, C, J,  Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares are available in this prospectus.
The Fund reserves the right to refuse or cancel any purchase orders, including those by exchange, for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in PGI’s opinion, may be disruptive to the Fund. For these purposes, PGI may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.
PGI may recommend to the Board, and the Board may elect, to close certain funds or share classes to new investors or to close certain funds or share classes to new and existing investors.
Principal Funds will not issue certificates for shares.
No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, PGI, any Sub-Advisor, or Principal Funds Distributor, Inc.
Procedures for Opening an Account
Classes A and C Shares
Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting our website to obtain the appropriate forms.
Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional before making decisions about the account and type of investment that are appropriate for them.
Class J Shares
Class J shares are currently available through registered representatives of:

•
Principal Securities, Inc. ("PSI") who are also employees of Principal Life distribution channels used to directly market certain products and services of subsidiaries of Principal Financial Group, Inc. as well as provide retirement plan services and education on topics such as investing and retirement. These PSI registered representatives are with Principal Connection (part of Principal Bank), and

•	Selected broker-dealers that have entered into a selling agreement to offer Class J shares.

Class J shares are also available through an online IRA rollover tool on www.principal.com.
For more information about Class J shares of the Funds, please call Principal Connection at 1-800-247-8000.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
Shares of the Funds are generally purchased through Financial Professionals. There are no sales charges on Institutional Class or Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares of the Fund.
Shareholder accounts in these share classes are generally maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally within an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Contact your Financial Professional for additional information on how to buy shares.

Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
Principal Funds will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. Principal Funds will not establish accounts that are for the benefit of a business/organization that is illegal under Federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of a Fund available in that share class. At the sole discretion of the Distributor, the Fund may broaden or limit the designation of eligible purchasers, permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice. Not all of the Funds are offered in every state. Please check with your Financial Professional or our home office for state availability.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
Some eligible purchasers (as listed below) purchase shares through plans or other intermediaries; such plans or intermediaries may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each investor's financial considerations are different. You should speak with your Financial Professional to help you decide which share class is best for you.

Except as described following this table, eligible purchasers of Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares currently include, but are not limited to:

Eligible purchasers currently include, but are not limited to:	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services	X	X	X	X	X	X	X
separate accounts of Principal Life	X	X	X	X	X	X	X
Principal Life or any of its subsidiaries or affiliates	X	X	X	X	X	X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds	X	X	X	X	X	X	X
clients of Principal Global Investors, LLC	X	X	X	X	X	X	X
certain employer sponsored retirement plans with plan level omnibus accounts	X	X	X	X	X	X	X
certain pension plans and employee benefit plans	X	X	X	X	X	X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans	X	X	X	X	X	X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate
	X	X	X	X	X	X	X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services	X	X	X	X	X	X	X
investors investing at least $1,000,000 per fund	X						X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs	X						X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X						X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping	X						X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations	X						X
collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity	X						X
certain clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate	X						X
the portfolio manager of any adviser to the fund	X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X						X
retirement plans and IRAs investing through a retirement marketplace enabled by state legislation	X
Class R-1 and Class R-2 Shares
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. However, if a retirement plan currently offers Class R-1 or Class R-2, such plans will be allowed to continue to invest in these share classes through: Funds they currently offer in their plans or Funds they add to their plans.
MidCap Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on August 15, 2013, the MidCap Fund is no longer available for purchases from new investors except in limited circumstances, such as the following:

•
Shareholders, including those in omnibus accounts, who owned shares of the MidCap Fund as of June 14, 2013 (for retail investors, i.e., non-employer sponsored retirement plan investors) or August 15, 2013 (for employer sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.

•
Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the MidCap Strategy (i.e. investments in the same strategy used in collective investment trust, separately managed accounts, individually managed accounts or insurance separate accounts) in a fee-based, wrap or advisory account, may continue to add new clients, purchase shares, and exchange into the MidCap Fund. The MidCap Fund will not be available to new RIA and bank trust firms.

•
Shareholders through accounts at private banks may continue to purchase shares and exchange into the MidCap Fund. Private banks that have an investment allocation to the MidCap Strategy may add new clients to the MidCap Fund. The MidCap Fund will not be available to private bank or private bank platforms not already investing in the MidCap Strategy.

•
Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the MidCap Fund may continue to purchase shares and exchange into the MidCap Fund. Existing broker/dealer wrap or fee-based programs may add new participants.

•
Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the MidCap Fund. New participants in these plans may elect to purchase shares of the MidCap Fund.

•
Shareholders within brokerage accounts may continue to purchase shares of the MidCap Fund; however, new brokerage accounts will not be permitted to begin investing in the MidCap Fund after June 14, 2013.

•	529 plans that include the MidCap Fund within their investment options may continue to purchase shares and exchange into the MidCap Fund.

•	Investors who have a direct investment in the MidCap Strategy may, subject to the approval of the Distributor, purchase shares in the MidCap Fund.

•	Shareholders that invest through accounts with Principal Securities, Inc.
At the sole discretion of the Distributor, the MidCap Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Government Money Market Fund
The Fund is not offered for sale, and will not be sold, in Nebraska, New Hampshire, Oklahoma or Montana or to residents of Nebraska, New Hampshire, Oklahoma or Montana.
Money Market Fund
The Money Market Fund qualifies as a retail money market fund; therefore, it uses amortized cost to value its portfolio securities, transacts at a $1.00 share price, and maintains a $1.00 stable NAV.
Natural Persons. As a retail money market fund, the Money Market Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons (whether investing directly or through an intermediary). A natural person is an individual human being with sole or shared voting and/or investment power over the investment. New sales or exchanges into the Money Market Fund by investors who do not meet the definition of a natural person (whether investing directly or through an intermediary) will not be allowed. If a non-natural person invests (whether directly or through an intermediary) in the Money Market Fund, the Money Market Fund will involuntarily redeem those investors. The Money Market Fund will provide 60-days advance notice prior to involuntarily redeeming shares owned by investors who do not meet the definition of a natural person (whether investing directly or through an intermediary).
Minimum Investments
Classes A, C, and J Shares
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.
Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan ("AIP") is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually.
Minimum initial and subsequent investments may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
There are no minimum initial or subsequent investment requirements for an investor who otherwise qualifies as an eligible purchaser.
Payment
Classes A, C, and J Shares
Payments are to be made via personal or financial institution check (for example, a bank or cashier's check), bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.
You may reinvest your redemption proceeds, dividend payment or capital gain distribution without an initial sales charge or contingent deferred sales charge, in the same share class of any other Fund of Principal Funds within 90 days of the date of the redemption. To purchase the shares without a sales charge (initial or contingent deferred) as described in this section, the shareholder must notify Principal Funds at the time of reinvestment that the shareholder is reinvesting proceeds within 90 days of the date of redemption. The original redemption will be considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested within 90 days. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
Your Financial Professional can help you establish an Automatic Investment Plan ("AIP"). You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day before your selected day.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
Payments are generally to be made through your plan or intermediary. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
For Institutional Class shareholders investing through a retirement marketplace enabled by state legislation, please contact Principal Funds by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
Automatic Conversion of Class C Shares
On September 12, 2018, PFI’s Board of Directors approved a 10-year automatic conversion plan to exchange Class C shares for Class A shares. Beginning January 22, 2019, Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. The automatic conversion will generally occur on the 22nd day of each month or, if the 22nd day is not a business day, on the next business day (each, a “Conversion Date”). If the tenth anniversary of a purchase of Class C shares falls on a Conversion Date, a shareholder’s Class C shares will be automatically converted on that date. If the tenth anniversary occurs between Conversion Dates, a shareholder’s Class C shares will be automatically converted on the next Conversion Date after such anniversary. Automatic conversions will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. Automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.
Class C shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C shares held through a financial intermediary in certain omnibus accounts may be converted by the financial intermediary once it is determined that the Class C shares have been held for the required period. It is the financial intermediary’s (and not the Fund’s) responsibility to maintain appropriate supporting records and to ensure that the shareholder is credited with the proper holding period, and it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible for the conversion. Please consult with your financial intermediary if you have any questions.
REDEMPTION OF FUND SHARES
Under normal circumstances, you may redeem shares of any class of the Fund at any time. There is no fee for any redemption. The Fund Board of Directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in EXCHANGE OF FUND SHARES.
The shares you redeem will have the NAV per share that is next computed after the Fund receives and accepts your redemption order in proper and complete form. The amount you receive will be reduced by any applicable CDSC except as noted below; see CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING - One-Time Fee - Contingent Deferred Sales Charge ("CDSC") - CDSC Waiver. Your redemption proceeds will generally be sent on the next business day (a day when the NYSE is open for normal business) following the date on which your request is received and accepted in proper and complete form. Although you can redeem your shares at any time, if you purchased shares by check or ACH and subsequently request a redemption of those shares, your redemption proceeds will generally be delayed for seven calendar days after the purchase to allow a sufficient period of time to ensure your recent payment has been cleared by the relevant bank. To redeem shares purchased by check or ACH within the previous seven days, the Funds require redemption requests with respect to those shares to be submitted in writing or by telephone, unless you contact the Fund and make an alternate arrangement.
Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payments for more than seven days, as permitted by federal securities law.
Under normal circumstances, the Funds expect to meet redemption requests through holdings of cash, the sale of investments held in cash equivalents, and/or by selling liquid index futures or other instruments used for cash management purposes. In situations in which such holdings are not sufficient to meet redemption requests, a Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. Funds may also choose to sell portfolio assets for the purpose of meeting such requests. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
The agreement for the above-mentioned line of credit is with The Bank of New York Mellon. High Income Fund will not be permitted to use the line of credit because an affiliate of The Bank of New York Mellon serves as a sub-advisor for the Fund. The Fund expects to meet requests using the other methods outlined above.
Classes A, C, and J Shares
You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).
Distributions from IRA, SEP, SIMPLE, 403(b), and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,

•	partial interest in the account, or

•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 ½.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.
Generally, sales proceeds are:

•	payable to all owners on the account (as shown in the account registration) and

•	mailed to the address on the account (if not changed within the last 15 days) or sent by wire or ACH to a previously authorized U.S. bank account (if not added or changed within the last 15 days).
For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

•	when an owner has died;

•	for certain employee benefit plans; or

•	owned by corporations, partnerships, agents, or fiduciaries.
Except as described above, you may redeem shares of the Funds in any of the following ways:
By Mail
To sell shares by mail, you must:

•	Send a letter or our distribution form which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone or Website, in amounts of $100,000 or less
To sell shares by telephone:

•	The request may be made by a shareholder or by the shareholder’s Financial Professional.

•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.

•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.

•	Wire or ACH to a previously authorized U.S. bank account that must not have been added or changed within the last 15 days.

•	If our phone lines are busy or our website is unavailable, you may need to send in a written sell order.
Telephone and/or Website redemption privileges are NOT available for all account types.
Class A shares of Money Market Fund: Sell shares by checkwriting

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Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.

•	The Fund can only sell shares after your check making the Fund investment has cleared your bank.

•	Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.

•	The rules of the bank on which the checks are drawn concerning checking accounts apply.

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If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).

•	Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).

•	Checkwriting is available only for non-qualified accounts.

•	Neither the Fund, the bank, nor PGI shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.

•	Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
You may redeem shares of the Funds in any of the following ways:
Through an Employer Sponsored Retirement Plan Administrator or Record-Keeper
If you own Fund shares in an eligible retirement or employee benefit plan, you must sell your shares through the plan’s administrator or record-keeper.
Through your Financial Professional
If your Fund shares are held for you in nominee form, you must sell those shares through your intermediary or dealer.

By Mail
To sell shares by mail, you must:

•	Send a letter or our distribution form which is signed by an owner of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone
To sell shares by telephone:

•	Telephone privileges must apply to the account from which the shares are sold.

•	A shareholder or the shareholder’s Financial Professional may request to sell shares by telephone.

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A maximum amount (listed below) of redemption requests will be permitted per day per account, as the combined amount from all funds, provided the proceeds are to be sent to a previously authorized U.S. bank account that must not have been added or changed within the last 15 days:

◦$10,000,000 for Institutional Class.
◦$500,000 for Classes R-1, R-2, R-3, R-4, R-5, and R-6.

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A maximum of $500,000 of redemption requests will be permitted per day, as the combined amount from all funds, provided the proceeds are to be sent by check through the mail to the address on the account and such address must not have changed within the last 15 days.

•	If our telephone lines are busy, you may need to send in a written sell order.
Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,

•	sending us your written instructions,

•	completing a Systematic Withdrawal Plan Request form, or

•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:

•	you instruct us to stop or

•	your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution of “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. In addition, the securities received will be subject to market risk until sold. Typically, such in kind redemptions would be distributed pro rata. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.
Money Market Fund
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Money Market Fund’s board of directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into the Money Market Fund.

Imposition. If at any time, the Money Market Fund has invested less than 30% of its total assets in weekly liquid assets, the Money Market Fund’s Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed (discretionary liquidity fee) and/or suspend redemptions (redemption gate). The Board must determine that taking such action is in the best interests of the Money Market Fund. In addition, if at the end of a business day, the Money Market Fund has invested less than 10% of its total assets in weekly liquid assets, the Money Market Fund must impose a 1% liquidity fee on shareholder redemptions (default liquidity fee) unless the Money Market Fund’s Board determines that not doing so or imposing a lower or higher (not to exceed 2%) fee level is in the best interests of the Money Market Fund. The discretionary liquidity fee, redemption gate, or default liquidity fee will be applied to all shares for which redemption requests are submitted.
Duration. Discretionary Liquidity Fee. A discretionary liquidity fee will commence when the Board determines to impose it (as early as the same day the Board makes the determination) and will remain in place until the Board determines that imposing the discretionary liquidity fee is no longer in the best interests of the Money Market Fund. However, if at the end of a business day, the Money Market Fund’s level of weekly liquid assets equals or exceeds 30% of its total assets, the Money Market Fund must cease charging the discretionary liquidity fee, effective the beginning of the next business day.
Redemption Gate. A redemption gate will commence when the Board determines to impose it and will remain in place until the Board determines that imposing the redemption gate is no longer in the best interests of the Money Market Fund. However, the redemption gate must be lifted on the earlier of (1) the beginning of the next business day, following a business day that ended with the Money Market Fund’s level of weekly liquid assets equaling or exceeding 30% of its total assets or (2) the beginning of the next business day, following 10 business days after instituting the redemption gate (the Money Market Fund cannot impose a redemption gate for more than 10 business days in any rolling 90 calendar day period).
Default Liquidity Fee. Assuming the default liquidity fee goes into effect, such fee will commence at the beginning of the business day following the business day in which the Money Market Fund’s level of weekly liquid assets fell below 10% and will remain in place until the Board determines that imposing the default liquidity fee is no longer in the best interests of the Money Market Fund. However, if at the end of a business day, the Money Market Fund’s level of weekly liquid assets equals or exceeds 30% of its total assets, the Money Market Fund must cease charging the default liquidity fee, effective the beginning of the next business day.
Investor Communications. The Money Market Fund will communicate the imposition or lifting of a liquidity fee and/or redemption gate in various ways, including:

•	filing a prospectus supplement

•	filing Form N-CR

•	posting information on its website
Use of Fee Proceeds
The liquidity fees imposed by the Money Market Fund will be used to offset the costs of liquidity incurred by the Fund for redeeming shareholders and to protect the Fund’s NAV.
Tax Consequences to the Money Market Fund and Investors of the Fund’s Receipt of Liquidity Fees
It is currently anticipated that shareholders of money market funds that impose a liquidity fee may generally treat the fee on the redemption as offsetting the shareholder’s amount realized on the redemption (thereby decreasing the shareholder’s gain, or increasing the shareholder’s loss, on the redeemed amount). The fund anticipates using 100% of a liquidity fee to help repair a market-based net asset value per share that was below $1.00.
Liquidity fees are expected to be non-taxable to the Fund. A money market fund that uses amortized cost to maintain a stable share price of $1.00 may need to distribute to its remaining shareholders sufficient value to prevent the fund from breaking the buck on the upside (i.e., by rounding up to $1.01 in pricing its shares), if the imposition of liquidity fees causes the fund’s market-based net asset value to reach $1.0050. To the extent that the fund has sufficient earnings and profits to support the distribution, the additional dividends would be taxable as ordinary income to shareholders and would be eligible for deduction by the funds. Any distribution in excess of the fund’s earnings and profits is treated as a return of capital, which would reduce your cost basis in the fund shares.
Liquidation. If the Government Money Market Fund or Money Market Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or if the Government Money Market Fund's or Money Market Fund’s price per share, rounded to the nearest one percent, has deviated from $1.00 or the Board determines that such deviation is likely to occur, the Board can irrevocably approve the liquidation of the Government Money Market Fund or Money Market Fund. The Money Market Fund does not have to impose liquidity fees or redemption gates prior to making the determination to liquidate.

EXCHANGE OF FUND SHARES
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. All exchanges completed on the same day are considered a single exchange for purposes of the exchange limitations described below. To prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or PGI believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.
Classes A, C, and J Shares
Your shares in the Funds (except Money Market) may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.
You may exchange shares by:

•	sending a written request to Principal Funds,

•	using our website, or

•	calling us, if you have telephone privileges on the account.
Exchanges from Money Market Fund
Class A shares of Money Market Fund may be exchanged into:

•	Class A shares of other Funds.

•	If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.

•
If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.

•	Class C shares of other Funds - subject to the applicable CDSC.
Automatic Exchange Election
This election authorizes an exchange from one Fund of Principal Funds to another Fund of Principal Funds on a monthly, quarterly, semiannual, or annual basis. You can set up an automatic exchange by:

•	completing the Automatic Exchange Election section of the application,

•	calling us if telephone privileges apply to the account from which the exchange is to be made,

•	sending us your written instructions, or

•	completing an Automatic Exchange Election form.
Your automatic exchange continues until:

•	you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or

•	your Fund account balance of the account from which shares are redeemed is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.
General

•	An exchange by any joint owner is binding on all joint owners.

•
If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.

•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.

•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore, exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,

•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,

•	a single owner to a Uniform Transfers to Minors Act ("UTMA") account if the owner of the single owner account is also the custodian on the UTMA account, or

•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to the employee benefit plan. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
A shareholder, which may include a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary (which may include, without limitation, an employee retirement plan or other employee benefit plan, plan administrator, plan record keeper, or managed account provider) imposes, Fund shares may be exchanged, without charge, for shares of the same share class of any other Fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,

•	the share class of such other Fund is available through the intermediary,

•	the share class of such other Fund is available in the shareholder’s state of residence, and

•
with respect to shares purchased through an intermediary that is willing and able to impose the 30-day exchange or repurchase restriction described below, the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund.

With respect to shares purchased through an intermediary that is willing and able to impose a 30-day exchange or repurchase restriction, an order to purchase shares of any Fund, except shares of the Money Market Fund, will be rejected if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions or to transactions by managers of funds of funds in shares of the underlying Funds.
If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange or repurchase restriction described above, Fund management may waive this restriction based on:

•	exchange and repurchase limitations that the intermediary is able to impose if, in management’s judgment, such limitations are reasonably likely to prevent excessive trading in Fund shares; or

•	the implementation of other transaction monitoring management believes is reasonably likely to identify and prevent excessive trading in Fund shares.
The Funds’ transfer agent employs transaction monitoring that management believes is reasonably likely to identify and prevent excessive trading in Fund shares. The 30-day exchange or repurchase restriction described above is not imposed with respect to shares held directly with the Funds’ transfer agent. However, such shares may be purchased through an intermediary that imposes such an exchange or repurchase restriction.
Shares of the Government Money Market Fund are not available for exchanges.

DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day before the payment date. The payment schedule is as follows:

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The California Municipal, Core Fixed Income, Core Plus Bond, Government & High Quality Bond, High Yield, Short-Term Income, and Tax-Exempt Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.

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The Government Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the last business day of each month (or the previous business day), the Fund will distribute its accumulated declared dividends.

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The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the last business day of each month (or the previous business day), the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.

•	The Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Income, and SAM Flexible Income Portfolio pay their net investment income monthly.

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The Equity Income, Global Real Estate Securities, Inflation Protection, and Real Estate Securities Funds and the SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.

•	The other Funds pay their net investment income annually in December.
For more details on the payment schedule, go to: www.principalfunds.com/taxcenter.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
The Government Money Market and Money Market Funds do not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, you may authorize (on your application or at a later time) the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or

•	paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. Furthermore, such notice will be posted monthly on our website at www.principalfunds.com/sources-of-distribution. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:

•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Funds; and

•	Increase expenses of the Funds due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.
The Board has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the funds of funds invest could flow through to the funds of funds as they would for any fund shareholder.
If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;

•	Limiting the number of exchanges during a year; and

•	Taking such other action as directed by the Fund.
We expect the Government Money Market Fund to be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a sweep vehicle. Therefore, reasonably frequent purchases and redemptions of Fund shares by shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of Directors of the Fund as applicable to other Funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed before a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held before the exchange. We will give the shareholder written notice in this instance.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
In addition to taking any of the foregoing actions, if we, or a Fund, deem abusive trading practices to be occurring, we may require a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption).
The Funds have adopted an exchange frequency restriction for these classes, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.

TAX CONSIDERATIONS
It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate for individuals and taxable trusts, some individuals and taxable trusts will be subject to a 20% tax rate), regardless of how long you have held your shares. Distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. Some high-income individuals and taxable trusts will be subject to a Medicare 3.8% tax on unearned net investment income.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 24%. The Fund is required in certain cases to withhold and remit to the U.S. Treasury 24% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of such shares less than 91 days after they are acquired, and subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.
Any gain resulting from the redemption or exchange, of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
Under proposed U.S. Treasury Regulations non-corporate Fund shareholders meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to them by the Fund. The 20 percent deduction applies to qualified REIT dividends distributed during 2018-2025 tax years.
Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Funds. You should consult your tax advisor before investing in the Funds.
Funds Investing in Securities Generating Tax-Exempt Income
Distributions designated as “exempt-interest dividends” by Funds investing in securities generating tax-exempt income are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in such Funds may have on the federal taxation of your benefits. Some Funds invest in “AMT-subject bonds,” which are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”). A portion of such Funds' distributions may, therefore, be subject to federal income taxes or to the federal individual alternative minimum tax. Some Funds may invest a portion of their assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by such Funds will be taxable as described in this section. A portion of the dividends paid by such Funds may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in such Funds.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase.
Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

•	the dollar amount you are investing,

•	the amount of time you plan to hold the investment,

•	any plans to make additional investments in the Principal Funds, and

•	eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Funds
Classes A, C, and J Shares
These share classes may include a front-end sales charge and/or contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers from your Financial Professional.
In some cases, the initial sales charge or contingent deferred sales charge may be waived or reduced. Appendix B to this prospectus, titled "Intermediary-Specific Sales Charge Waivers and Reductions", contains information about intermediary-specific sales charge waivers and reductions that will be available if you purchase Fund shares through those intermediaries. The prospectus discusses the initial sales charge or contingent deferred sales charge waivers or reductions that will be available if you purchase Fund shares directly from the Fund or through another intermediary not listed on Appendix B.
In all instances, to receive a waiver or reduction in the initial sales charge or contingent deferred sales charge, you or your Financial Professional must let the Fund know at the time you purchase or redeem shares that you qualify for such a waiver or reduction. It may be necessary for you to provide information and records, such as account statements, to determine your eligibility. If you or your Financial Professional do not let the Fund know that you are eligible for a waiver or reduction, you may not receive a sales charge discount to which you are otherwise entitled.

Class C Shares
Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares have higher annual expenses than Class A shares because they are subject to higher distribution fees.
The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Classes A, B, C, and J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
These share classes are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Fund shares purchased with reinvested dividends or other distributions.
However, if you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary. Shares of each Fund are usually available in other share classes that have different fees and expenses.
One-Time Fee - Initial Sales Charge
Class A Shares
The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares.
Note: Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted.
For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

	Core Plus Bond, Finisterre Unconstrained Emerging Markets Bond, High Income, High Yield, Inflation Protection, Principal LifeTime 2010, and Principal LifeTime Strategic Income Funds
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 but less than $500,000	1.50%	1.52%	1.00%
	$500,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

	California Municipal and Tax-Exempt Bond Funds
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.75% on purchases between $5 million and $9,999,999, 0.50% on purchases between $10 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

	Global Diversified Income Fund and SAM Flexible Income Portfolio
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.50% on purchases between $5 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

	Government & High Quality Bond Fund
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	2.25%	2.30%	2.00%
	$100,000 but less than $250,000	1.75%	1.78%	1.50%
	$250,000 but less than $500,000	1.25%	1.27%	1.00%
	$500,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

	Core Fixed Income and Short-Term Income Funds
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	2.25%	2.30%	2.00%
	$100,000 but less than $250,000	1.75%	1.78%	1.50%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.50% on purchases between $5 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

LargeCap S&P 500 Index Fund
	Class A Sales Charge as % of:		Dealer Allowance as %
Amount of Purchase	Offering Price	Amount Invested	of Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

	All other Funds (except Money Market Fund, for which there is no Class A sales charge)
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $50,000	5.50%	5.82%	4.75%
	$50,000 but less than $100,000	4.75%	4.99%	4.00%
	$100,000 but less than $250,000	3.75%	3.90%	3.00%
	$250,000 but less than $500,000	3.00%	3.09%	2.50%
	$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1,000,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Initial Sales Charge Waiver or Reduction
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of initial (front-end) sales charge waivers or reductions. Such intermediary-specific sales charge variations are described in Appendix B to this prospectus, titled "Intermediary-Specific Sales Charge Waivers and Reductions." If you purchase Fund shares through an intermediary listed on Appendix B, you will be eligible to the receive only the intermediary's applicable waivers and reductions described on Appendix B. If you purchase Fund shares directly from the Fund or through an intermediary not listed on Appendix B, you will be eligible to receive only the following initial sales charge waivers and reductions. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions.
Initial Sales Charge Waiver - For Purchases of Fund Shares from the Fund or Through Intermediaries Not Listed on Appendix B

•	No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.

•
You may reinvest the Funds’ Class A share redemption proceeds without a sales charge within 90 days of the redemption, if you previously paid a sales charge. Shares invested directly within the Class A Money Market Fund are not eligible for this waiver; however, shares in the Money Market Fund that were obtained by exchange of another Fund that imposed an initial sales charge are eligible.

•	A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:

•
current and former Directors of Principal Funds, member companies of Principal®, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age and including in-laws), and parents, including in-laws) and trusts created by or primarily for the benefit of these individuals;

•	any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that makes available shares of a Fund;

•
clients investing in Class A shares through a “wrap account” or investment product offered through broker-dealers, registered investment advisors, and other financial institutions under which clients may pay a fee to the broker-dealer, registered investment advisor, or financial institution;

•
any investor who buys Class A shares through an omnibus account held by financial intermediaries, such as a bank, broker-dealer, or other financial institution, and that does not accept or charge the initial sales charge;

•	financial intermediaries who offer shares to self-directed investment brokerage accounts; and

•
retirement plans or benefit plans, or participants in such plans, where the plan’s investments in the Fund are part of an omnibus account. For clarification, such plans do not include individual retirement arrangements under IRC Section 408, such as Simplified Employee Pensions (SEP), SIMPLE IRAs or other IRAs; and

•	shareholders who acquired Class A shares of Principal Capital Appreciation Fund through that fund's acquisition of Class J shares of the LargeCap Blend Fund II.

•
The following two bullet points are only applicable to intermediaries that are affiliated with Principal Financial Group, Inc. A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:

•	Premier Credit Union when the shares are owned directly with Principal Funds; and

•	non-ERISA clients of Principal Global Investors LLC.
Initial Sales Charge Reduction - For Purchases of Fund Shares from the Fund or Through Intermediaries Not Listed on Appendix B

(1)
Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children (including children of your spouse or domestic partner) age 25 or under, and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of the Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Fund shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

(2)
Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13-month period. If the intended investment is not made (or shares are sold during the 13-month period), sufficient shares will be sold to pay the additional sales charge due. If a shareholder who signs an SOI dies within the 13-month period, no additional front-end sales charge will be required and the SOI will be considered met. An SOI is not available for 401(a) plan purchases.

(3)
The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares.

(4)
The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SARSEP, non-qualified deferred compensation, or payroll deduction plan established before March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who became participants on or before July 28, 2007.

Class C Shares
Purchases of Class C shares are not subject to a front-end sales load. The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.
Institutional Class and Classes J, R-1, R-2, R-3, R-4, R-5, and R-6 Shares
Purchases of these classes of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
One-Time Fee - Contingent Deferred Sales Charge ("CDSC")
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Class A Shares
Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index Fund) if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.
There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of Fund shares that are of sufficient size to qualify for a 0.00% sales charge as disclosed in the “Class A Sales Charges” table.
The CDSC generally applicable to redemptions of Class A shares made within 12 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.
Class C Shares
Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. Within 90 days after the sale of Class C shares, you may reinvest any amount of the sale proceeds in Class C shares and those shares purchased will not be subject to the 12-month CDSC.
Class J Shares
If you sell your Class J shares within 18 months of purchase, a CDSC may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. Within 90 days after the sale of Class J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares fund; shares purchased by redemption proceeds are not subject to the eighteen-month CDSC.
Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
These share classes are not subject to a CDSC.
CDSC Waiver
The CDSC may be waived on Classes A, C, and J shares of the Funds; waivers vary depending on how shares are purchased. Certain waivers and reductions apply when shares are purchased directly from the Fund; others apply when shares are purchased through an intermediary. Intermediaries may have different policies and procedures regarding the availability of waivers or reductions of the CDSC. Such intermediary-specific sales charge variations are described in Appendix B to this prospectus, titled "Intermediary-Specific Sales Charge Waivers and Reductions." If you purchase Fund shares through an intermediary listed on Appendix B, you will be eligible to the receive only the intermediary's applicable waivers and reductions described on Appendix B. If you purchase Fund shares directly from the Fund or through an intermediary not listed on Appendix B, you will be eligible to receive only the following CDSC waivers and reductions. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of redemption of any facts qualifying you for sales charge waivers or reductions.
CDSC Waiver - For Purchases of Fund Shares From the Fund or Through Intermediaries Not Listed on Appendix B
For Classes A, C, and J shares, the CDSC is waived on shares:

•	redeemed within 90 days after an account is re-registered due to a shareholder's death;

•	redeemed to pay surrender fees;

•	redeemed to pay retirement plan fees;

•	redeemed involuntarily from accounts with small balances;

•	redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased before the disability;

•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

•	redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;

•
redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;

•	redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or

•
redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)

For Class J shares, the CDSC also is waived on shares:

•	redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or

•
of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc.

For Class C shares of the Money Market Fund, the CDSC also is waived on shares:

•	redeemed at the time of forced redemptions following the close of business on or about March 23, 2018; or

•
converted to Class A shares from Class C shares that are invested in a retirement plan account under the custodianship of Principal Life Insurance Company following the close of business on or about March 23, 2018.

Ongoing Fees
The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
Each fund of funds, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each fund of funds is net of the underlying funds’ operating expenses.
Each Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:

•	Management Fee (all Classes) - Through the Management Agreement with the Fund, PGI has agreed to provide investment advisory services and corporate administrative services to the Fund.

•
Distribution Fee (Classes A, C, J, R-1, R-2, R-3, and R-4) - Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Classes A (except the Money Market Fund), C, J, R-1, R-2, R-3, and R-4 shares. Under the plan, these classes of each Fund pay a distribution fee based on the average daily NAV of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time, these fees may exceed other types of sales charges.

•
Other Expenses (all Classes) - A portion of expenses that are allocated to all classes of the Fund. Other expenses include interest expense, expenses related to fund investments and index licensing fees. Additional examples of other expenses include:

•
Transfer Agent Fee (all Classes) - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to these classes. For Class J shares, these services are currently provided at a rate that includes a profit; for Classes A, C, and Institutional Class shares, these services are currently provided at cost. The Fund does not pay for these services for Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares.

•
Certain Operating Expenses (Institutional Class and Classes A, C, J, and R-6) - expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.

•
Service Fee (Classes R-1, R-2, R-3, R-4, and R-5) - PGI has entered into a Service Agreement with the Fund under which PGI is required to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members), such as responding to plan sponsor and plan member inquiries.

•
Administrative Services Fee (Classes R-1, R-2, R-3, R-4, and R-5) - PGI has entered into an Administrative Services Agreement with Principal Funds under which PGI is required to provide shareholder and administrative services for retirement plans and other beneficial owners of Fund shares.

•	Acquired Fund Fees and Expenses (all Classes) - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of Principal®.
Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Classes A, C, J, R-1, R-2, R-3, and R-4 shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 Plans are made by the Funds to the Distributor pursuant to the 12b-1 Plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the Funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. These intermediaries include Principal Securities, Inc., a broker-dealer affiliated with PGI. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
A(1)	0.25% (0.15% Government & High Quality Bond, LargeCap S&P 500 Index and Short-Term Income Funds)
C	1.00%
J	0.15%
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%
(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class, and the activities vary depending on the share class. In addition to shareholder services, examples of such sales or distribution related expenses include, but are not limited to:

•	Compensation to salespeople and selected dealers, including ongoing commission payments.

•	Printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.
Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.
Payments under the 12b-1 plans will not automatically terminate for Funds that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans when the Board directs the implementation of the closure of a Fund.
Classes A and C Shares
Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class C shares, generally these fees are not paid until such shares have been held for twelve months.
Class J Shares
Effective December 31, 2015, the Distributor has contractually agreed to limit the Distribution Fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2021 and will reduce the Money Market Fund’s Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
Effective December 31, 2016, the Distributor has voluntarily agreed to limit the Distribution Fees attributable to Class J. The voluntary fee waiver will reduce the Fund's Distribution Fees by 0.03%. The voluntary fee waiver may be revised or terminated at any time without notice to shareholders.
Commissions, Finder’s Fees, and Ongoing Payments
See "Choosing a Share Class and The Costs of Investing" for more details.
Class A Shares
All or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges.
In lieu of commissions, the Distributor may pay intermediaries a finder’s fee on initial investment by qualified retirement plans in omnibus accounts which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial investment that the transaction is eligible for the payment of a finder’s fee. The finder’s fee on such initial investments may be up to 1.00% on initial investments between $500,000 and $4,999,999, 0.50% on initial investments between $5 million and $49,999,999, 0.25% on initial investments of $50 million or more. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The intermediary shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finder’s fee to the Distributor to the extent shares are redeemed within 12 months of the initial investment or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.
Classes A, J, R-1, R-2, R-3, and R-4 Shares
Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at a rate that varies by class, as noted above under “Distribution and/or Service (12b-1) Fees."
Class C Shares
The Distributor will pay, at the time of your purchase, a commission to your intermediary equal to 1.00% of your investment. Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary as noted above under “Distribution and/or Service (12b-1) Fees."
Additional Payments to Intermediaries
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Classes A, C, and J Shares
In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, including compensation for referrals, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such additional payments directly to intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary.
The Distributor and its affiliates pay a bonus or other consideration or incentive to certain intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.

Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 Shares
In addition to payments pursuant to applicable 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. For Classes R-1, R-2, R-3, R-4, and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in this prospectus as Other Expenses. For Institutional Class shares, in some situations the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
For Institutional Class shares, such payments vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Service Fees pertaining to such plans, and it also is paid other compensation described in this section as payable to intermediaries.
The Distributor and its affiliates do not pay compensation to intermediaries (other than to affiliates of the Distributor) for distribution services or other services to Fund shareholders for Class R-6 shares. For more information, see the Statement of Additional Information (SAI).
Institutional Class and Classes A, C, J, R-1, R-2, R-3, R-4, R-5, and R-6 Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary. The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information (SAI).
The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
FUND ACCOUNT INFORMATION
Statements
You will receive quarterly statements for the Funds you own, or if you purchase through a third party intermediary, on a periodic basis established by such intermediary. Such statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements, as you may need them for tax reporting purposes.
Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter are:

•	purchases of shares from reinvested dividends and/or capital gains,

•	purchases under an Automatic Investment Plan,

•	sales under a Systematic Withdrawal Plan,

•	purchases or sales under an Automatic Exchange Election, or

•	conversion of Class C shares into Class A shares

•	used to fund certain individual retirement or individual pension plans; or

•	established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.
Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to receive orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to receive orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.
The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.
Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information, and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

•	may be given by calling us;

•
may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website); or

•	may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that more than one authorized person execute written instructions.
Signature Guarantees
Certain transactions require that your signature be guaranteed. A signature guarantee may help protect your account against fraud. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. We reserve the right to require a signature guarantee on any transaction.

Signature guarantees are required in any of the following circumstances:	A	C	J	Inst	R-1	R-2	R-3	R-4	R-5	R-6
if you sell more than $100,000 (in the aggregate) from the Funds	X	X	X
if you sell more than $500,000 (in the aggregate) from the Funds				X	X	X	X	X	X	X
if you sell more than $10,000,000 if you have the proceeds sent electronically to a previously authorized U.S. bank account				X
if a sales proceeds check is payable to a party other than the account shareholder(s)				X	X	X	X	X	X	X
if a sales proceeds check is payable to a party other than the account shareholder(s) or Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Principal Securities, Inc. payable through Pershing
	X	X	X
to change ownership of an account	X	X	X	X	X	X	X	X	X	X
to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X	X	X	X
to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X	X	X	X
to wire or ACH to a shareholder’s U.S. bank account not previously authorized or when the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account
	X	X	X	X	X	X	X	X	X	X
to exchange or transfer among accounts with different ownership	X	X	X	X	X	X	X	X	X	X
to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days	X	X	X	X	X	X	X	X	X	X
Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.
Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.
Classes A, C, and J Shares - Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semiannual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call Principal Funds. Householding will be stopped within thirty (30) days after we receive your request.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.

A

MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the financial obligation;

•
Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:	Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the

A

obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.

A

APPENDIX B - INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND REDUCTIONS
Certain intermediaries have different policies and procedures regarding the availability of sales charge waivers and reductions, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or reductions. In order to receive a waiver or reduction offered by one intermediary or the Fund, the purchaser must purchase Fund shares from the Fund or intermediary offering the waiver or reduction. Please see the section of the prospectus entitled “CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING” for more information on sales charges and waivers available for different classes.
Currently, the following intermediaries have implemented a schedule of sales charge waivers and reductions, as described below: Ameriprise Financial, Edward D. Jones & Co., Janney Montgomery Scott, Merrill Lynch, Morgan Stanley Wealth Management, and Raymond James.
Ameriprise Financial
Automatic Exchange of Class C Shares Held Through Ameriprise Financial
Class C shares held in an Ameriprise Financial account will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date. To the extent that the prospectus elsewhere provides for an automatic exchange with respect to such shares following a shorter holding period, that automatic exchange will apply following such shorter period.
Initial Sales Charge Waivers on Class A Shares Available at Ameriprise Financial
The following information applies to Class A purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial. Effective June 15, 2018, if you purchase Class A Fund shares through an Ameriprise Financial platform or account you will be eligible only for the following initial sales charge waivers and reductions, which differ from those disclosed elsewhere in this prospectus or the SAI.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). However, the initial sales charge waiver does not apply to SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) accounts subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter, including through adoption) or any spouse of a covered family member who is a lineal descendant.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

B

Edward D. Jones & Co.
Effective May 1, 2020, if you purchase fund shares on the Edward Jones commission and fee-based platforms, you are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is your responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Principal Funds, Inc. or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.
Rights of Accumulation (ROA) at Edward Jones

•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Principal Funds, Inc. held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups") . This includes all share classes held on the Edward Jones platform and/or held on another platform.

•	ROA is determined by calculating the higher of cost or market value (current shares x NAV).
Letter of Intent (LOI) at Edward Jones

•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI combines the current market value of any existing qualifying holdings and account types with the value that the shareholder intends to buy over a 13 month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13 month period will receive the sales charge and breakpoint discount that applies to the total amount. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales Charge Waivers at Edward Jones
Sales charges are waived for the following shareholders and in the following situations:

•
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

•
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account

•
Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable.

•	Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (CDSC) Waivers at Edward Jones
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder

•	Systematic withdrawals with up to 10% per year of the account value

•	Return of excess contributions from an Individual Retirement Account (IRA)

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in the year the shareholder reaches age 70 ½ or older.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

•	Shares exchanged in an Edward Jones fee-based program

•	Shares acquired through NAV reinstatement

B

Other Important Information related to Edward Jones
Minimum Purchase Amounts

•	$250 initial purchase minimum

•	$50 subsequent purchase minimum
Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	A 529 account held on an Edward Jones platform

•	An account with an active systematic investment plan or letter of intent (LOI)
Changing Share Classes

•	At any time it deems necessary, Edward Jones has the authority to change a share class to Class A shares of the same fund at NAV.
Janney Montgomery Scott
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of restatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

B

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as "initial sales charge."

B

Merrill Lynch
If you purchase Fund shares through a Merrill Lynch platform or account you will be eligible only for the following sales charge waivers (initial sales charge waivers and contingent deferred sales charge (“CDSC”) waivers) and reductions, which differ from those disclosed elsewhere in this prospectus or the SAI.
Initial Sales Charge Waivers on Class A Shares Available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).

•	Shares purchased through a Merrill Lynch affiliated investment advisory program.

•
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers.

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.

•	Shares of funds purchased through the Merrill Edge Self-Directed platform.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers.

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.

•
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch's account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Class A and C Shares Available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

•	Shares received through an exchange due to the holdings moving from a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
Initial Sales Charge Reductions Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund's prospectus will be automatically calculated based on the aggregated holding of Class A shares and Class C shares of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of Class A shares and Class C shares within a fund family, through Merrill Lynch, over a 13-month period of time.

B

Morgan Stanley Wealth Management
Initial Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
Effective July 1, 2018, if you purchase Class A Fund shares through a Morgan Stanley Wealth Management transactional brokerage account you will be eligible only for the following initial sales charge waivers, which differ from those disclosed elsewhere in this prospectus or the SAI.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•	Shares purchased through a Morgan Stanley self-directed brokerage account.

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James & Associates, Inc., Raymond James Financial Services, Inc. or each entity’s affiliates (“Raymond James”) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

B

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

B

APPENDIX C - FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2019, which is available upon request, and incorporated by reference into the SAI.
To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

* Effective December 31, 2019, the Income Fund changed its name to Core Fixed Income Fund.

C

1
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Institutional shares
2019 $ 10 .10 $ 0 .35 $ 0 .68 $ 1 .03 ( $ 0 .32 ) ( $ 0 .32 ) $ 10 .81
2018 10 .54 0 .38 ( 0 .46 ) ( 0 .08 ) ( 0 .36 ) ( 0 .36 ) 10 .10
2017 10 .68 0 .39 ( 0 .17 ) 0 .22 ( 0 .36 ) ( 0 .36 ) 10 .54
2016 10 .46 0 .36 0 .23 0 .59 ( 0 .37 ) ( 0 .37 ) 10 .68
2015 (d) 10 .62 0 .29 ( 0 .12 ) 0 .17 ( 0 .33 ) ( 0 .33 ) 10 .46

2
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .34% $ 132,152 0 .54% (b) 0 .51% (b) ,(c) 3 .35% 42 .3%
( 0 .84 ) 96,073 0 .57 (b) 0 .51 (b) ,(c) 3 .71 49 .0
2 .15 90,691 0 .57 (b) 0 .52 (b) ,(c) 3 .68 39 .8
5 .68 5,771 0 .65 (b) 0 .60 (b) ,(c) 3 .32 27 .9
1 .67 (e) 141 0 .63 (b) ,(f) 0 .60 (b) ,(c) ,(f) 4 .09 (f) 26 .6 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Period from February 27, 2015, date operations commenced, through October 31, 2015.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

3
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class J shares
2019 $ 10 .43 $ 0 .30 $ 0 .79 $ 1 .09 ( $ 0 .31 ) ( $ 0 .31 ) $ 11 .21
2018 11 .06 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) ( 0 .33 ) 10 .43
2017 11 .12 0 .28 ( 0 .05 ) 0 .23 ( 0 .29 ) ( 0 .29 ) 11 .06
2016 10 .87 0 .25 0 .23 0 .48 ( 0 .23 ) ( 0 .23 ) 11 .12
2015 11 .03 0 .23 ( 0 .15 ) 0 .08 ( 0 .24 ) ( 0 .24 ) 10 .87
Institutional shares
2019 10 .35 0 .34 0 .79 1 .13 ( 0 .35 ) ( 0 .35 ) 11 .13
2018 10 .98 0 .34 ( 0 .60 ) ( 0 .26 ) ( 0 .37 ) ( 0 .37 ) 10 .35
2017 11 .04 0 .32 ( 0 .06 ) 0 .26 ( 0 .32 ) ( 0 .32 ) 10 .98
2016 10 .79 0 .28 0 .23 0 .51 ( 0 .26 ) ( 0 .26 ) 11 .04
2015 10 .96 0 .28 ( 0 .17 ) 0 .11 ( 0 .28 ) ( 0 .28 ) 10 .79
R-1 shares
2019 10 .35 0 .25 0 .79 1 .04 ( 0 .26 ) ( 0 .26 ) 11 .13
2018 10 .98 0 .25 ( 0 .60 ) ( 0 .35 ) ( 0 .28 ) ( 0 .28 ) 10 .35
2017 11 .04 0 .22 ( 0 .05 ) 0 .17 ( 0 .23 ) ( 0 .23 ) 10 .98
2016 10 .79 0 .19 0 .23 0 .42 ( 0 .17 ) ( 0 .17 ) 11 .04
2015 10 .96 0 .18 ( 0 .16 ) 0 .02 ( 0 .19 ) ( 0 .19 ) 10 .79
R-2 shares
2019 10 .25 0 .26 0 .77 1 .03 ( 0 .27 ) ( 0 .27 ) 11 .01
2018 10 .87 0 .26 ( 0 .59 ) ( 0 .33 ) ( 0 .29 ) ( 0 .29 ) 10 .25
2017 10 .93 0 .24 ( 0 .06 ) 0 .18 ( 0 .24 ) ( 0 .24 ) 10 .87
2016 10 .69 0 .20 0 .22 0 .42 ( 0 .18 ) ( 0 .18 ) 10 .93
2015 10 .86 0 .19 ( 0 .16 ) 0 .03 ( 0 .20 ) ( 0 .20 ) 10 .69
R-3 shares
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) ( 0 .29 ) 11 .06
2018 10 .91 0 .28 ( 0 .59 ) ( 0 .31 ) ( 0 .31 ) ( 0 .31 ) 10 .29
2017 10 .98 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) ( 0 .26 ) 10 .91
2016 10 .73 0 .22 0 .23 0 .45 ( 0 .20 ) ( 0 .20 ) 10 .98
2015 10 .90 0 .21 ( 0 .16 ) 0 .05 ( 0 .22 ) ( 0 .22 ) 10 .73
R-4 shares
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) ( 0 .31 ) 11 .29
2018 11 .13 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) ( 0 .33 ) 10 .50
2017 11 .19 0 .28 ( 0 .06 ) 0 .22 ( 0 .28 ) ( 0 .28 ) 11 .13
2016 10 .93 0 .24 0 .24 0 .48 ( 0 .22 ) ( 0 .22 ) 11 .19
2015 11 .10 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .24 ) 10 .93
R-5 shares
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) ( 0 .33 ) 11 .07
2018 10 .93 0 .32 ( 0 .61 ) ( 0 .29 ) ( 0 .34 ) ( 0 .34 ) 10 .30
2017 10 .99 0 .29 ( 0 .05 ) 0 .24 ( 0 .30 ) ( 0 .30 ) 10 .93
2016 10 .74 0 .25 0 .23 0 .48 ( 0 .23 ) ( 0 .23 ) 10 .99
2015 10 .91 0 .25 ( 0 .17 ) 0 .08 ( 0 .25 ) ( 0 .25 ) 10 .74

4
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .66% (c) ,(d) $ 137,858 0 .88% 0 .97% 2 .76% 138 .6%
( 2 .76 ) (c) 131,877 0 .82 0 .91 2 .86 134 .0
2 .07 (c) 148,389 0 .85 (e) 0 .89 2 .59 128 .3
4 .46 (c) 157,791 0 .79 0 .82 2 .29 168 .4
0 .71 (c) 157,975 0 .89 0 .92 2 .14 208 .3
11 .10 1,156,182 0 .46 (e) – 3 .18 138 .6
( 2 .42 ) 2,925,885 0 .46 (e) – 3 .22 134 .0
2 .45 3,219,716 0 .49 (e) – 2 .94 128 .3
4 .80 3,630,319 0 .50 – 2 .58 168 .4
1 .01 3,861,879 0 .50 – 2 .53 208 .3
10 .15 4,758 1 .33 (e) – 2 .30 138 .6
( 3 .27 ) 4,308 1 .33 (e) – 2 .35 134 .0
1 .56 4,961 1 .37 (e) – 2 .06 128 .3
3 .89 5,354 1 .38 – 1 .70 168 .4
0 .14 6,480 1 .38 – 1 .67 208 .3
10 .20 4,047 1 .20 (e) – 2 .43 138 .6
( 3 .07 ) 3,968 1 .20 (e) – 2 .46 134 .0
1 .72 6,446 1 .24 (e) – 2 .19 128 .3
3 .98 10,445 1 .25 – 1 .83 168 .4
0 .28 11,029 1 .25 – 1 .79 208 .3
10 .45 17,923 1 .02 (e) – 2 .61 138 .6
( 2 .89 ) 16,316 1 .02 (e) – 2 .65 134 .0
1 .80 20,919 1 .06 (e) – 2 .37 128 .3
4 .24 26,396 1 .07 – 2 .01 168 .4
0 .45 30,643 1 .07 – 1 .97 208 .3
10 .63 11,540 0 .83 (e) – 2 .79 138 .6
( 2 .75 ) 10,643 0 .83 (e) – 2 .84 134 .0
2 .04 15,827 0 .87 (e) – 2 .56 128 .3
4 .44 21,651 0 .88 – 2 .20 168 .4
0 .63 23,662 0 .88 – 2 .16 208 .3
10 .78 38,543 0 .71 (e) – 2 .93 138 .6
( 2 .68 ) 43,741 0 .71 (e) – 2 .97 134 .0
2 .20 54,833 0 .75 (e) – 2 .68 128 .3
4 .56 58,656 0 .76 – 2 .32 168 .4
0 .76 60,816 0 .76 – 2 .29 208 .3
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

5
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2019 $ 12.13 $ 0.19 $ 0.78 $ 0.97 ( $ 0.17) ( $ 0.56) ( $ 0.73) $ 12.37
2018 13.82 0.21 (1.69) (1.48) (0.21) – (0.21) 12.13
2017 11.23 0.13 2.61 2.74 (0.15) – (0.15) 13.82
2016 11.43 0.15 (0.23) (0.08) (0.12) – (0.12) 11.23
2015 11.83 0.16 (0.43) (0.27) (0.13) – (0.13) 11.43
Institutional shares
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
2018 13.93 0.26 (1.71) (1.45) (0.25) – (0.25) 12.23
2017 11.32 0.17 2.63 2.80 (0.19) – (0.19) 13.93
2016 11.53 0.19 (0.23) (0.04) (0.17) – (0.17) 11.32
2015 11.94 0.21 (0.44) (0.23) (0.18) – (0.18) 11.53
R-1 shares
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46
2018 13.89 0.14 (1.70) (1.56) (0.13) – (0.13) 12.20
2017 11.28 0.07 2.62 2.69 (0.08) – (0.08) 13.89
2016 11.48 0.09 (0.23) (0.14) (0.06) – (0.06) 11.28
2015 11.87 0.11 (0.43) (0.32) (0.07) – (0.07) 11.48
R-2 shares
2019 12.16 0.15 0.79 0.94 (0.11) (0.56) (0.67) 12.43
2018 13.85 0.15 (1.69) (1.54) (0.15) – (0.15) 12.16
2017 11.25 0.08 2.61 2.69 (0.09) – (0.09) 13.85
2016 11.43 0.11 (0.22) (0.11) (0.07) – (0.07) 11.25
2015 11.83 0.12 (0.43) (0.31) (0.09) – (0.09) 11.43
R-3 shares
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
2017 11.29 0.10 2.63 2.73 (0.12) – (0.12) 13.90
2016 11.48 0.13 (0.22) (0.09) (0.10) – (0.10) 11.29
2015 11.89 0.14 (0.44) (0.30) (0.11) – (0.11) 11.48
R-4 shares
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
2017 11.46 0.13 2.65 2.78 (0.14) – (0.14) 14.10
2016 11.66 0.15 (0.23) (0.08) (0.12) – (0.12) 11.46
2015 12.07 0.17 (0.45) (0.28) (0.13) – (0.13) 11.66
R-5 shares
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
2017 11.44 0.15 2.64 2.79 (0.16) – (0.16) 14.07
2016 11.64 0.16 (0.22) (0.06) (0.14) – (0.14) 11.44
2015 12.05 0.18 (0.44) (0.26) (0.15) – (0.15) 11.64
R-6 shares
2019 (f) 11.76 0.21 0.51 0.72 – – – 12.48

6
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.03% (c) $ 153,026 1.16% 1.27% 1.63% 51.0%
(10.89) (c) 155,540 1.17 1.20 1.56 51.1
24.76 (c) 192,872 1.17 1.20 1.09 46.7
(0.66) (c) 164,531 1.17 1.20 1.40 48.2
(2.26) (c) 181,039 1.25 1.28 1.38 51.7
9.43 357,306 0.79 (d) – 0.81 51.0
(10.60) 10,407,141 0.83 (d) – 1.91 51.1
25.17 11,494,748 0.84 (d) – 1.41 46.7
(0.34) 7,449,362 0.85 – 1.73 48.2
(1.90) 5,579,231 0.85 – 1.75 51.7
8.50 3,655 1.63 (d) – 1.16 51.0
(11.34) 3,998 1.71 – 0.99 51.1
24.04 4,957 1.71 – 0.55 46.7
(1.20) 4,570 1.72 – 0.83 48.2
(2.80) (e) 5,298 1.73 – 0.89 51.7
8.63 3,559 1.50 (d) – 1.28 51.0
(11.23) 4,064 1.58 – 1.06 51.1
24.18 7,015 1.58 – 0.69 46.7
(0.99) 5,778 1.59 – 1.04 48.2
(2.64) 6,922 1.60 – 1.01 51.7
8.88 12,322 1.32 (d) – 1.48 51.0
(11.07) 15,377 1.40 – 1.30 51.1
24.41 26,409 1.40 – 0.83 46.7
(0.79) 27,288 1.41 – 1.16 48.2
(2.54) 37,260 1.42 – 1.18 51.7
9.09 17,271 1.13 (d) – 1.54 51.0
(10.94) 27,665 1.21 – 1.50 51.1
24.64 41,921 1.21 – 1.06 46.7
(0.65) 36,763 1.22 – 1.32 48.2
(2.30) 36,818 1.23 – 1.39 51.7
9.21 41,586 1.01 (d) – 1.78 51.0
(10.74) 47,424 1.09 – 1.63 51.1
24.75 60,543 1.09 – 1.19 46.7
(0.52) 61,816 1.10 – 1.45 48.2
(2.16) 70,739 1.11 – 1.51 51.7
6.12 (g) 11,175,055 0.73 (d ),( h) – 2.68 (h) 51.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

7
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class J shares
2019 $ 31 .01 $ 0 .56 $ 3 .76 $ 4 .32 ( $ 0 .61 ) ( $ 1 .43 ) ( $ 2 .04 ) $ 33 .29
2018 (d) 32 .68 0 .01 ( 1 .68 ) ( 1 .67 ) – – – 31 .01
Institutional shares
2019 31 .02 0 .68 3 .76 4 .44 ( 0 .72 ) ( 1 .43 ) ( 2 .15 ) 33 .31
2018 31 .59 0 .76 0 .87 1 .63 ( 0 .68 ) ( 1 .52 ) ( 2 .20 ) 31 .02
2017 26 .72 0 .66 5 .29 5 .95 ( 0 .56 ) ( 0 .52 ) ( 1 .08 ) 31 .59
2016 25 .83 0 .66 0 .86 1 .52 ( 0 .63 ) – ( 0 .63 ) 26 .72
2015 26 .30 0 .64 ( 0 .50 ) 0 .14 ( 0 .61 ) – ( 0 .61 ) 25 .83
R-1 shares
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
2018 31 .42 0 .50 0 .84 1 .34 ( 0 .40 ) ( 1 .52 ) ( 1 .92 ) 30 .84
2017 26 .60 0 .40 5 .27 5 .67 ( 0 .33 ) ( 0 .52 ) ( 0 .85 ) 31 .42
2016 25 .71 0 .44 0 .84 1 .28 ( 0 .39 ) – ( 0 .39 ) 26 .60
2015 26 .17 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .38 ) – ( 0 .38 ) 25 .71
R-2 shares
2019 30 .97 0 .46 3 .74 4 .20 ( 0 .48 ) ( 1 .43 ) ( 1 .91 ) 33 .26
2018 31 .54 0 .52 0 .87 1 .39 ( 0 .44 ) ( 1 .52 ) ( 1 .96 ) 30 .97
2017 26 .68 0 .45 5 .28 5 .73 ( 0 .35 ) ( 0 .52 ) ( 0 .87 ) 31 .54
2016 25 .79 0 .47 0 .85 1 .32 ( 0 .43 ) – ( 0 .43 ) 26 .68
2015 26 .26 0 .45 ( 0 .51 ) ( 0 .06 ) ( 0 .41 ) – ( 0 .41 ) 25 .79
R-3 shares
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
2018 31 .45 0 .58 0 .86 1 .44 ( 0 .50 ) ( 1 .52 ) ( 2 .02 ) 30 .87
2017 26 .61 0 .50 5 .26 5 .76 ( 0 .40 ) ( 0 .52 ) ( 0 .92 ) 31 .45
2016 25 .73 0 .51 0 .85 1 .36 ( 0 .48 ) – ( 0 .48 ) 26 .61
2015 26 .19 0 .50 ( 0 .50 ) – ( 0 .46 ) – ( 0 .46 ) 25 .73
R-4 shares
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
2018 31 .51 0 .65 0 .86 1 .51 ( 0 .56 ) ( 1 .52 ) ( 2 .08 ) 30 .94
2017 26 .65 0 .56 5 .27 5 .83 ( 0 .45 ) ( 0 .52 ) ( 0 .97 ) 31 .51
2016 25 .77 0 .56 0 .85 1 .41 ( 0 .53 ) – ( 0 .53 ) 26 .65
2015 26 .24 0 .54 ( 0 .49 ) 0 .05 ( 0 .52 ) – ( 0 .52 ) 25 .77
R-5 shares
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26
2018 31 .55 0 .69 0 .86 1 .55 ( 0 .60 ) ( 1 .52 ) ( 2 .12 ) 30 .98
2017 26 .69 0 .58 5 .29 5 .87 ( 0 .49 ) ( 0 .52 ) ( 1 .01 ) 31 .55
2016 25 .81 0 .60 0 .84 1 .44 ( 0 .56 ) – ( 0 .56 ) 26 .69
2015 26 .28 0 .58 ( 0 .50 ) 0 .08 ( 0 .55 ) – ( 0 .55 ) 25 .81

8
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15 .16% (c) $ 69,728 0 .90% 0 .93% 1 .81% 21 .5%
( 5 .11 ) (c) ,(e) 62,247 0 .82 (f) 1 .33 (f) 0 .63 (f) 13 .2 (f)
15 .57 6,190,503 0 .52 (g) – 2 .19 21 .5
5 .17 5,471,644 0 .52 (g) – 2 .40 13 .2
22 .77 5,181,521 0 .52 (g) – 2 .26 23 .3
5 .96 3,973,961 0 .52 – 2 .53 16 .4
0 .55 3,921,558 0 .52 – 2 .44 15 .8
14 .59 2,746 1 .39 – 1 .34 21 .5
4 .25 2,909 1 .39 – 1 .58 13 .2
21 .69 2,545 1 .39 – 1 .37 23 .3
5 .02 1,987 1 .39 – 1 .71 16 .4
( 0 .29 ) 3,194 1 .39 – 1 .57 15 .8
14 .73 3,842 1 .26 – 1 .49 21 .5
4 .38 5,297 1 .26 – 1 .65 13 .2
21 .88 4,435 1 .26 – 1 .53 23 .3
5 .17 5,036 1 .26 – 1 .81 16 .4
( 0 .21 ) 5,605 1 .26 – 1 .71 15 .8
14 .92 31,298 1 .08 – 1 .68 21 .5
4 .56 40,698 1 .08 – 1 .82 13 .2
22 .08 50,079 1 .08 – 1 .73 23 .3
5 .35 58,084 1 .08 – 1 .99 16 .4
0 .01 68,044 1 .08 – 1 .89 15 .8
15 .11 36,352 0 .89 – 1 .83 21 .5
4 .79 33,554 0 .89 – 2 .04 13 .2
22 .33 42,346 0 .89 – 1 .92 23 .3
5 .54 46,986 0 .89 – 2 .18 16 .4
0 .18 56,958 0 .89 – 2 .07 15 .8
15 .28 158,549 0 .77 – 1 .95 21 .5
4 .91 116,047 0 .77 – 2 .16 13 .2
22 .46 126,461 0 .77 – 1 .99 23 .3
5 .66 99,310 0 .77 – 2 .33 16 .4
0 .30 165,486 0 .77 – 2 .19 15 .8
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

9
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Institutional shares
2019 $ 9.81 $ 0.43 $ 0.76 $ 1.19 ( $ 0.49) $ – ( $ 0.49) $ 10.51
2018 10.47 0.37 (0.45) (0.08) (0.28) (0.30) (0.58) 9.81
2017 10.15 0.43 0.46 0.89 (0.46) (0.11) (0.57) 10.47
2016 (d) 10.00 0.14 0.13 0.27 (0.12) – (0.12) 10.15
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
2017 13.66 0.73 0.46 1.19 (0.75) – (0.75) 14.10
2016 13.54 0.74 0.14 0.88 (0.76) – (0.76) 13.66
2015 14.71 0.70 (0.87) (0.17) (0.65) (0.35) (1.00) 13.54
R-6 shares
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14
2017 (h) 13.93 0.27 0.15 0.42 (0.26) – (0.26) 14.09

10
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends and
Interest Expense on Short
Sales and Short Sale Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.52% $ 241,465 0.87% (b) N/A 4.21% 312.5%
(0.86) 28,216 1.12 (b) N/A 3.62 399.2
9.09 26,517 1.13% (b) 1.12 (c) 4.19 465.3
2.66 (e) 25,181 1.12 (b ),( f) N/A 4.58 (f) 511.0 (f)
9.49 4,658,602 0.69 (b) 0.69 (c) 5.43 87.3
(2.36) 4,978,450 0.76 (b) 0.75 (c) 5.00 106.9
9.00 5,811,464 0.79 (b) 0.76 (c) 5.26 120.1
6.80 3,865,786 0.86 0.76 (c) 5.58 101.1
(1.19) 3,371,424 0.78 0.77 (c) 4.99 76.9
9.43 (g) 250,055 0.67 (b) 0.67 (c) 5.42 87.3
(2.26) 210,815 0.73 (b) 0.72 (c) 5.11 106.9
3.02 (e) 2,334,310 0.75 (b ),( f) 0.72 (c ),( f) 4.92 (f) 120.1 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(d) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from June 12, 2017, date operations commenced, through October 31, 2017.

11
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2019 $ 9 .25 $ 0 .17 $ 1 .93 $ 2 .10 ( $ 0 .39 ) ( $ 0 .06 ) ( $ 0 .45 ) $ 10 .90
2018 9 .49 0 .20 – 0 .20 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .15 ( 0 .16 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92
2015 9 .26 0 .14 0 .23 0 .37 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .32
R-3 shares
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
2018 9 .48 0 .15 0 .01 0 .16 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 9 .24
2017 8 .92 0 .07 0 .74 0 .81 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 9 .48
2016 (c) 8 .61 0 .06 0 .32 0 .38 ( 0 .07 ) – ( 0 .07 ) 8 .92
R-4 shares
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
2017 8 .92 0 .09 0 .73 0 .82 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 9 .48
2016 (c) 8 .61 0 .07 0 .32 0 .39 ( 0 .08 ) – ( 0 .08 ) 8 .92
R-5 shares
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
2017 8 .93 0 .11 0 .73 0 .84 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 9 .50
2016 (c) 8 .61 0 .08 0 .32 0 .40 ( 0 .08 ) – ( 0 .08 ) 8 .93
R-6 shares
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
2016 9 .32 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 8 .92
2015 (f) 9 .28 0 .12 0 .23 0 .35 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 9 .32

12
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23 .55% $ 2,203,413 0 .94% (b) 1 .73% 42 .4%
2 .10 2,176,030 0 .94 (b) 2 .15 24 .3
9 .91 1,682,911 0 .94 (b) 1 .47 67 .3
( 0 .10 ) 2,620,500 0 .90 1 .69 54 .7
4 .09 2,521,188 0 .90 (b) 1 .55 47 .5
22 .86 385 1 .44 1 .16 42 .4
1 .62 360 1 .44 1 .60 24 .3
9 .32 196 1 .46 0 .81 67 .3
4 .39 (d) 21 1 .44 (e) 0 .96 (e) 54 .7 (e)
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
9 .47 54 1 .27 0 .96 67 .3
4 .48 (d) 21 1 .25 (e) 1 .15 (e) 54 .7 (e)
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
9 .70 11 1 .15 1 .25 67 .3
4 .63 (d) 10 1 .13 (e) 1 .31 (e) 54 .7 (e)
23 .63 1,133,581 0 .87 (b) 1 .72 42 .4
2 .16 735,742 0 .88 (b) 2 .22 24 .3
9 .93 486,620 0 .88 (b) 1 .34 67 .3
( 0 .13 ) 1,108 0 .94 (b) 1 .48 54 .7
3 .83 (d) 39 0 .94 (b) ,(e) 1 .42 (e) 47 .5 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from March 1, 2016, date operations commenced, through October 31, 2016.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.

13
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2019 $ 9 .97 $ 0 .20 $ 0 .63 $ 0 .83 ( $ 0 .25 ) ( $ 0 .25 ) $ 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
2016 10 .95 0 .31 ( 0 .02 ) 0 .29 ( 0 .38 ) ( 0 .38 ) 10 .86
2015 11 .05 0 .24 ( 0 .05 ) 0 .19 ( 0 .29 ) ( 0 .29 ) 10 .95
Institutional shares
2019 9 .96 0 .24 0 .63 0 .87 ( 0 .29 ) ( 0 .29 ) 10 .54
2018 10 .43 0 .24 ( 0 .41 ) ( 0 .17 ) ( 0 .30 ) ( 0 .30 ) 9 .96
2017 10 .85 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) ( 0 .39 ) 10 .43
2016 10 .94 0 .34 ( 0 .01 ) 0 .33 ( 0 .42 ) ( 0 .42 ) 10 .85
2015 11 .04 0 .28 ( 0 .05 ) 0 .23 ( 0 .33 ) ( 0 .33 ) 10 .94
R-1 shares
2019 9 .96 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .21 ) 10 .55
2018 10 .44 0 .16 ( 0 .42 ) ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) 9 .96
2017 10 .86 0 .25 ( 0 .36 ) ( 0 .11 ) ( 0 .31 ) ( 0 .31 ) 10 .44
2016 10 .94 0 .26 ( 0 .01 ) 0 .25 ( 0 .33 ) ( 0 .33 ) 10 .86
2015 11 .04 0 .19 ( 0 .05 ) 0 .14 ( 0 .24 ) ( 0 .24 ) 10 .94
R-2 shares
2019 9 .96 0 .17 0 .64 0 .81 ( 0 .23 ) ( 0 .23 ) 10 .54
2018 10 .44 0 .18 ( 0 .43 ) ( 0 .25 ) ( 0 .23 ) ( 0 .23 ) 9 .96
2017 10 .86 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .32 ) ( 0 .32 ) 10 .44
2016 10 .94 0 .28 ( 0 .01 ) 0 .27 ( 0 .35 ) ( 0 .35 ) 10 .86
2015 11 .04 0 .21 ( 0 .05 ) 0 .16 ( 0 .26 ) ( 0 .26 ) 10 .94
R-3 shares
2019 9 .96 0 .19 0 .64 0 .83 ( 0 .24 ) ( 0 .24 ) 10 .55
2018 10 .44 0 .19 ( 0 .42 ) ( 0 .23 ) ( 0 .25 ) ( 0 .25 ) 9 .96
2017 10 .86 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .34 ) ( 0 .34 ) 10 .44
2016 10 .94 0 .30 ( 0 .01 ) 0 .29 ( 0 .37 ) ( 0 .37 ) 10 .86
2015 11 .04 0 .23 ( 0 .05 ) 0 .18 ( 0 .28 ) ( 0 .28 ) 10 .94
R-4 shares
2019 9 .97 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
2016 10 .95 0 .32 ( 0 .02 ) 0 .30 ( 0 .39 ) ( 0 .39 ) 10 .86
2015 11 .04 0 .25 ( 0 .04 ) 0 .21 ( 0 .30 ) ( 0 .30 ) 10 .95
R-5 shares
2019 9 .97 0 .22 0 .64 0 .86 ( 0 .28 ) ( 0 .28 ) 10 .55
2018 10 .45 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .28 ) ( 0 .28 ) 9 .97
2017 10 .86 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) ( 0 .38 ) 10 .45
2016 10 .95 0 .33 ( 0 .02 ) 0 .31 ( 0 .40 ) ( 0 .40 ) 10 .86
2015 11 .05 0 .26 ( 0 .05 ) 0 .21 ( 0 .31 ) ( 0 .31 ) 10 .95

14
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .45% (c) $ 108,140 0 .88% 0 .91% 1 .96% 23 .2%
( 1 .98 ) (c) 100,537 0 .85 0 .88 2 .03 19 .9
( 0 .51 ) (c) 117,595 0 .80 0 .83 2 .86 22 .6
2 .72 (c) 139,808 0 .82 0 .86 2 .88 31 .4
1 .75 (c) 133,414 0 .85 0 .90 2 .19 31 .0
8 .84 1,236,943 0 .53 (d) – 2 .31 23 .2
( 1 .67 ) 1,058,699 0 .53 (d) – 2 .35 19 .9
( 0 .24 ) 1,038,933 0 .53 (d) – 3 .10 22 .6
3 .03 922,143 0 .53 – 3 .16 31 .4
2 .08 1,001,014 0 .52 – 2 .51 31 .0
8 .12 3,324 1 .29 (d) – 1 .55 23 .2
( 2 .51 ) 2,412 1 .29 (d) – 1 .59 19 .9
( 0 .99 ) 2,442 1 .29 (d) – 2 .37 22 .6
2 .25 (e) 2,866 1 .29 (d) – 2 .41 31 .4
1 .40 (e) 2,703 1 .29 (d) – 1 .75 31 .0
8 .15 4,305 1 .16 (d) – 1 .68 23 .2
( 2 .38 ) 4,400 1 .16 (d) – 1 .72 19 .9
( 0 .86 ) 13,259 1 .16 (d) – 2 .49 22 .6
2 .48 14,622 1 .16 (d) – 2 .59 31 .4
1 .44 7,499 1 .16 (d) – 1 .87 31 .0
8 .45 11,288 0 .98 (d) – 1 .86 23 .2
( 2 .21 ) 10,622 0 .98 (d) – 1 .90 19 .9
( 0 .69 ) 12,666 0 .98 (d) – 2 .68 22 .6
2 .66 14,995 0 .98 (d) – 2 .71 31 .4
1 .62 17,243 0 .98 (d) – 2 .05 31 .0
8 .55 9,826 0 .79 (d) – 2 .05 23 .2
( 1 .92 ) 10,117 0 .79 (d) – 2 .09 19 .9
( 0 .50 ) 16,048 0 .79 (d) – 2 .84 22 .6
2 .76 14,676 0 .79 (d) – 2 .94 31 .4
1 .90 10,391 0 .79 (d) – 2 .25 31 .0
8 .67 22,401 0 .67 (d) – 2 .17 23 .2
( 1 .90 ) 20,523 0 .67 (d) – 2 .20 19 .9
( 0 .29 ) 18,055 0 .67 (d) – 3 .02 22 .6
2 .88 24,759 0 .67 (d) – 3 .03 31 .4
1 .93 22,979 0 .67 (d) – 2 .36 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

15
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2019 $ 1.00 $ 0.02 $ – $ 0.02 ( $ 0.02) $ – ( $ 0.02) $ 1.00
2018 (c) 1.00 0.01 – 0.01 (0.01) – (0.01) 1.00
HIGH INCOME FUND(f)
Institutional shares
2019 9.45 0.60 (0.13) 0.47 (0.62) – (0.62) 9.30
2018 9.98 0.56 (0.53) 0.03 (0.56) – (0.56) 9.45
2017 9.81 0.51 0.17 0.68 (0.51) – (0.51) 9.98
2016 9.65 0.54 0.17 0.71 (0.55) – ( 0 .55) 9.81
2015 10.49 0.55 (0.76) (0.21) (0.55) (0.08) (0.63) 9.65
HIGH YIELD FUND
Institutional shares
2019 7 .06 0.40 0.06 0.46 (0.42) – (0.42) 7.10
2018 7.50 0.41 (0.42) (0.01) (0.43) – (0.43) 7.06
2017 7.19 0.40 0.31 0.71 (0.40) – (0.40) 7.50
2016 7.12 0.42 0.10 0.52 (0.45) – (0.45) 7.19
2015 7.67 0.42 (0.46) (0.04) (0.43) (0.08) (0.51) 7.12
R-6 shares
2019 7.06 0.41 0.06 0.47 ( 0 .43) – (0.43) 7.10
2018 7.50 0.42 (0.42) – (0.44) – (0.44) 7.06
2017 (h) 7.14 0.38 0.35 0.73 (0.37) – (0.37) 7.50

16
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.17% $ 3,972,463 0.14% (b) – % 2.13% 0.0%
1.38 (d) 3,285,396 0.14 (b ),( e) – 1.58 (e) 0.0 (e)
5.22 3,112,267 0.61 (b) – 6.42 56.5
0.35 3,755,184 0.65 – 5.81 42.5
7.08 1,157,781 0.66 – 5.19 104.8
7.75 958,923 0.66 – 5.76 51.5
(2.11) 872,382 0.65 – 5.40 49.6
6.76 1,496,764 0.61 0.66 (g) 5.75 49.8
(0.15) 1,686,309 0.61 0.62 (g) 5 .67 42.0
10.03 1,964,832 0.61 0.63 (g) 5.41 51.2
7.76 1,713,770 0.61 0.64 (g) 6.02 42.7
(0.49) 1,641,089 0.60 0.60 (g) 5.71 45.1
6.86 688,121 0.52 (b) – 5.81 49.8
(0.06) 447,288 0.52 (b) – 5.76 42.0
10.41 (d) 449,314 0.53 (b ),( e) – 5.37 (e) 51.2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from December 20, 2017, date operations commenced, through October 31, 2018.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
(g) Excludes expense reimbursement from Manager.
(h) Period from November 22, 2016, date operations commenced, through October 31, 2017.

17
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INCOME FUND
Class J shares
2019 $ 9.20 $ 0.25 $ 0.65 $ 0.90 ( $ 0.29) ( $ 0.29) $ 9.81
2018 9.59 0.30 (0.39) (0.09) (0.30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
2016 9.50 0.28 0.21 0.49 (0.33) (0.33) 9.66
2015 9.78 0.27 (0.26) 0.01 (0.29) (0.29) 9.50
Institutional shares
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
2018 9.59 0.31 (0.38) (0.07) (0.32) (0.32) 9.20
2017 9.66 0.29 (0.05) 0.24 (0.31) (0.31) 9.59
2016 9.51 0.30 0.20 0.50 (0.35) (0.35) 9.66
2015 9.78 0.31 (0.26) 0.05 (0.32) (0.32) 9.51
R-1 shares
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9.82
2018 9.59 0.24 (0.37) (0.13) (0.25) (0.25) 9.21
2017 9.67 0.21 (0.06) 0.15 (0.23) (0.23) 9.59
2016 9.51 0.22 0.21 0.43 (0.27) (0.27) 9.67
2015 9.79 0.22 (0.26) (0.04) (0.24) (0.24) 9.51
R-2 shares
2019 9.22 0.21 0.65 0.86 (0.25) (0.25) 9.83
2018 9.61 0.25 (0.38) (0.13) (0.26) (0.26) 9.22
2017 9.68 0.22 (0.04) 0.18 (0.25) (0.25) 9.61
2016 9.52 0.23 0.21 0.44 (0.28) (0.28) 9.68
2015 9.79 0.24 (0.26) (0.02) (0.25) (0.25) 9.52
R-3 shares
2019 9.22 0.23 0.64 0.87 (0.26) (0.26) 9.83
2018 9.61 0.27 (0.38) (0.11) (0.28) (0.28) 9.22
2017 9.68 0.24 (0.05) 0.19 (0.26) (0.26) 9.61
2016 9.52 0.25 0.21 0.46 (0.30) (0.30) 9.68
2015 9.80 0.25 (0.26) (0.01) (0.27) (0.27) 9.52
R-4 shares
2019 9.22 0.24 0.65 0.89 (0.28) (0.28) 9.83
2018 9.60 0.28 (0.37) (0.09) (0.29) (0.29) 9.22
2017 9.67 0.26 (0.05) 0.21 (0.28) (0.28) 9.60
2016 9.52 0.27 0.20 0.47 (0.32) (0.32) 9.67
2015 9.79 0.27 (0.25) 0.02 (0.29) (0.29) 9.52
R-5 shares
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
2018 9.59 0.29 (0.38) (0.09) (0.30) (0.30) 9.20
2017 9.66 0.27 (0.05) 0.22 (0.29) (0.29) 9.59
2016 9.50 0.28 0.21 0.49 (0.33) (0.33) 9.66
2015 9.78 0.28 (0.26) 0.02 (0.30) (0.30) 9.50
R-6 shares
2019 9.20 0.27 0.65 0.92 (0.32) (0.32) 9.80
2018 9.58 0.32 (0.37) (0.05) (0.33) (0.33) 9.20
2017 9.66 0.29 (0.05) 0.24 (0.32) (0.32) 9.58
2016 9.50 0.30 0.21 0.51 (0.35) (0.35) 9.66
2015 (f) 9.78 0.27 (0.25) 0.02 (0.30) (0.30) 9.50

18
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.94% (c) $ 97,925 0.77% 0.80% 2.64% 19. 8%
(0.91) (c) 85,102 0.74 0.77 3.15 9.2
2.38 (c) 95,945 0.73 0.76 2.81 12.5
5.22 (c) 100,416 0.78 0.81 2.91 12.9
0.08 (c) 92,169 0.85 0.88 2.83 11.5
10.14 (d) 519,888 0.58 (e) – 2.82 19. 8
(0.75) 413,469 0.58 (e) – 3.30 9.2
2.59 415,952 0.50 (e) – 3.06 12.5
5.40 2,692,447 0.49 – 3.19 12.9
0.54 2,576,219 0.49 – 3.19 11.5
9.28 15,209 1.36 – 2.07 19. 8
(1.41) 16,422 1.36 – 2.53 9.2
1.63 19,397 1.36 – 2.19 12.5
4.60 19,256 1.36 – 2.32 12.9
(0.42) 15,740 1.36 – 2.31 11.5
9.41 2,158 1.23 – 2.19 19. 8
(1.39) 2,097 1.23 – 2.64 9.2
1.86 2,732 1.23 – 2.32 12.5
4.73 3,155 1.23 – 2.45 12.9
(0.19) 2,867 1.23 – 2.44 11.5
9.61 24,860 1.05 – 2.38 19. 8
(1.21) 27,890 1.05 – 2.83 9.2
2.05 29,838 1.05 – 2.50 12.5
4.92 32,657 1.05 – 2.63 12.9
(0.12) 33,494 1.05 – 2.62 11.5
9.82 17,519 0.86 – 2.57 19. 8
(0.92) 19,693 0.86 – 3.02 9.2
2.24 29,803 0.86 – 2.68 12.5
5.01 27,577 0.86 – 2.82 12.9
0.17 23,620 0.86 – 2.82 11.5
9.97 35,845 0.74 – 2.68 19. 8
(0.91) 33,909 0.74 – 3.11 9.2
2.37 49,040 0.74 – 2.81 12.5
5.25 50,807 0.74 – 2.94 12.9
0.19 46,970 0.74 – 2.93 11.5
10.14 5,666,716 0.48 (e) – 2.86 19. 8
(0.55) 2,034,970 0.48 (e) – 3.40 9.2
2.53 2,290,265 0.48 (e) – 3.04 12.5
5.37 (d) 6,656 0.55 (e) – 3.13 12.9
0.27 (d ),( g) 6,539 0.55 (e ),( h) – 3.05 (h) 11.5 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

19
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2019 $ 7 .96 $ 0 .08 $ 0 .49 $ 0 .57 ( $ 0 .31 ) ( $ 0 .31 ) $ 8 .22
2018 8 .28 0 .15 ( 0 .31 ) ( 0 .16 ) ( 0 .16 ) ( 0 .16 ) 7 .96
2017 8 .42 0 .10 ( 0 .18 ) ( 0 .08 ) ( 0 .06 ) ( 0 .06 ) 8 .28
2016 8 .11 0 .01 0 .35 0 .36 ( 0 .05 ) ( 0 .05 ) 8 .42
2015 8 .46 ( 0 .05 ) ( 0 .20 ) ( 0 .25 ) ( 0 .10 ) ( 0 .10 ) 8 .11
Institutional shares
2019 8 .33 0 .15 0 .51 0 .66 ( 0 .36 ) ( 0 .36 ) 8 .63
2018 8 .61 0 .21 ( 0 .32 ) ( 0 .11 ) ( 0 .17 ) ( 0 .17 ) 8 .33
2017 8 .72 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .07 ) ( 0 .07 ) 8 .61
2016 8 .35 0 .07 0 .37 0 .44 ( 0 .07 ) ( 0 .07 ) 8 .72
2015 8 .66 0 .03 ( 0 .22 ) ( 0 .19 ) ( 0 .12 ) ( 0 .12 ) 8 .35
R-1 shares
2019 7 .81 0 .08 0 .47 0 .55 ( 0 .30 ) ( 0 .30 ) 8 .06
2018 8 .14 0 .14 ( 0 .32 ) ( 0 .18 ) ( 0 .15 ) ( 0 .15 ) 7 .81
2017 8 .29 0 .08 ( 0 .18 ) ( 0 .10 ) ( 0 .05 ) ( 0 .05 ) 8 .14
2016 8 .00 0 .01 0 .33 0 .34 ( 0 .05 ) ( 0 .05 ) 8 .29
2015 8 .35 ( 0 .07 ) ( 0 .19 ) ( 0 .26 ) ( 0 .09 ) ( 0 .09 ) 8 .00
R-2 shares
2019 7 .88 0 .09 0 .47 0 .56 ( 0 .31 ) ( 0 .31 ) 8 .13
2018 8 .19 0 .15 ( 0 .30 ) ( 0 .15 ) ( 0 .16 ) ( 0 .16 ) 7 .88
2017 8 .35 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .06 ) ( 0 .06 ) 8 .19
2016 8 .04 0 .01 0 .35 0 .36 ( 0 .05 ) ( 0 .05 ) 8 .35
2015 8 .39 ( 0 .06 ) ( 0 .19 ) ( 0 .25 ) ( 0 .10 ) ( 0 .10 ) 8 .04
R-3 shares
2019 7 .98 0 .10 0 .49 0 .59 ( 0 .32 ) ( 0 .32 ) 8 .25
2018 8 .29 0 .16 ( 0 .31 ) ( 0 .15 ) ( 0 .16 ) ( 0 .16 ) 7 .98
2017 8 .44 0 .11 ( 0 .20 ) ( 0 .09 ) ( 0 .06 ) ( 0 .06 ) 8 .29
2016 8 .12 0 .02 0 .36 0 .38 ( 0 .06 ) ( 0 .06 ) 8 .44
2015 8 .46 ( 0 .05 ) ( 0 .19 ) ( 0 .24 ) ( 0 .10 ) ( 0 .10 ) 8 .12
R-4 shares
2019 8 .09 0 .12 0 .49 0 .61 ( 0 .33 ) ( 0 .33 ) 8 .37
2018 8 .39 0 .17 ( 0 .30 ) ( 0 .13 ) ( 0 .17 ) ( 0 .17 ) 8 .09
2017 8 .52 0 .12 ( 0 .18 ) ( 0 .06 ) ( 0 .07 ) ( 0 .07 ) 8 .39
2016 8 .19 0 .04 0 .35 0 .39 ( 0 .06 ) ( 0 .06 ) 8 .52
2015 8 .52 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) ( 0 .11 ) ( 0 .11 ) 8 .19
R-5 shares
2019 8 .18 0 .12 0 .50 0 .62 ( 0 .34 ) ( 0 .34 ) 8 .46
2018 8 .47 0 .19 ( 0 .31 ) ( 0 .12 ) ( 0 .17 ) ( 0 .17 ) 8 .18
2017 8 .59 0 .14 ( 0 .19 ) ( 0 .05 ) ( 0 .07 ) ( 0 .07 ) 8 .47
2016 8 .25 0 .05 0 .35 0 .40 ( 0 .06 ) ( 0 .06 ) 8 .59
2015 8 .57 – ( 0 .21 ) ( 0 .21 ) ( 0 .11 ) ( 0 .11 ) 8 .25

20
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .37% (c) $ 6,177 1 .18% 1 .27% 1 .00% 68 .4%
( 2 .02 ) (c) 6,213 1 .07 1 .10 1 .85 84 .0
( 0 .95 ) (c) 7,394 1 .04 1 .07 1 .17 60 .9
4 .51 (c) 7,758 1 .09 1 .12 0 .17 62 .0
( 2 .96 ) (c) 7,516 1 .10 1 .13 ( 0 .63 ) 54 .5
8 .15 1,720,548 0 .39 – 1 .82 68 .4
( 1 .27 ) 1,542,325 0 .39 – 2 .51 84 .0
( 0 .39 ) 1,527,671 0 .39 – 1 .83 60 .9
5 .30 1,770,164 0 .38 – 0 .88 62 .0
( 2 .26 ) 1,608,193 0 .39 – 0 .41 54 .5
7 .29 1,009 1 .27 – 0 .96 68 .4
( 2 .22 ) 988 1 .27 – 1 .69 84 .0
( 1 .15 ) 1,018 1 .26 – 0 .97 60 .9
4 .31 1,017 1 .26 – 0 .12 62 .0
( 3 .09 ) 693 1 .27 – ( 0 .80 ) 54 .5
7 .33 474 1 .14 – 1 .10 68 .4
( 1 .91 ) 492 1 .14 – 1 .84 84 .0
( 1 .19 ) 672 1 .13 – 1 .07 60 .9
4 .44 (d) 524 1 .13 – 0 .07 62 .0
( 2 .86 ) (d) 533 1 .14 – ( 0 .74 ) 54 .5
7 .64 6,836 0 .96 – 1 .22 68 .4
( 1 .85 ) 6,781 0 .96 – 1 .97 84 .0
( 1 .02 ) 5,839 0 .95 – 1 .28 60 .9
4 .69 5,602 0 .95 – 0 .29 62 .0
( 2 .80 ) 4,825 0 .96 – ( 0 .54 ) 54 .5
7 .82 1,327 0 .77 – 1 .49 68 .4
( 1 .65 ) 1,588 0 .77 – 2 .00 84 .0
( 0 .73 ) 2,072 0 .76 – 1 .46 60 .9
4 .82 2,357 0 .76 – 0 .45 62 .0
( 2 .62 ) 1,982 0 .77 – ( 0 .21 ) 54 .5
7 .82 2,679 0 .65 – 1 .43 68 .4
( 1 .48 ) 3,427 0 .65 – 2 .24 84 .0
( 0 .59 ) 3,412 0 .64 – 1 .61 60 .9
4 .93 3,833 0 .64 – 0 .65 62 .0
( 2 .45 ) 4,259 0 .65 – ( 0 .04 ) 54 .5
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

21
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2019 $ 23 .15 $ 0.48 $ 1.16 $ 1.64 ( $ 0.19) ( $ 0.51) ( $ 0.70) $ 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
2017 21.93 0.24 6.17 6.41 (0.23) – (0.23) 28.11
2016 20.61 0.13 1.28 1.41 (0.09) – (0.09) 21.93
2015 24.14 0.19 (3.41) (3.22) (0.31) – (0.31) 20.61
Institutional shares
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
2017 22.59 0.23 6.40 6.63 (0.30) – (0.30) 28.92
2016 21.24 0.20 1.33 1.53 (0.18) – (0.18) 22.59
2015 24.88 0.26 (3.49) (3.23) (0.41) – (0.41) 21.24
R-1 shares
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66
2017 22.42 0.09 6.33 6.42 (0.10) – (0.10) 28.74
2016 21.08 0.03 1.31 1.34 – – – 22.42
2015 24.66 0.10 (3.51) (3.41) (0.17) – (0.17) 21.08
R-2 shares
2019 23.53 0.36 1.20 1.56 (0.02) (0.51) (0.53) 24.56
2018 28.58 0.09 (4.97) (4.88) (0.17) – (0.17) 23.53
2017 22.31 0.13 6.29 6.42 (0.15) – (0.15) 28.58
2016 20.95 0.06 1 .30 1.36 – – – 22.31
2015 24.52 0.11 (3.47) (3.36) (0.21) – (0.21) 20.95
R-3 shares
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
2018 28.78 0.16 (5.02) (4.86) (0.22) – (0.22) 23.70
2017 22.46 0.17 6.33 6.50 (0.18) – (0.18) 28.78
2016 21.10 0.10 1.31 1.41 (0.05) – (0.05) 22.46
2015 24.68 0.16 (3.49) (3.33) (0.25) – (0.25) 21.10
R-4 shares
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
2018 28.93 0.23 (5.07) (4.84) (0.26) – (0.26) 23.83
2017 22.58 0.22 6.36 6.58 (0.23) – (0.23) 28.93
2016 21.20 0.13 1.33 1.46 (0.08) – (0.08) 22.58
2015 24.82 0.21 (3.52) (3.31) ( 0 .31) – (0.31) 21.20
R-5 shares
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
2018 28.98 0.25 (5.06) (4.81) (0.30) – (0.30) 23.87
2017 22.61 0.25 6.36 6.61 (0.24) – (0.24) 28.98
2016 21.26 0.15 1.32 1.47 (0.12) – (0.12) 22.61
2015 24.89 0.24 (3.53) (3.29) (0.34) – (0.34) 21.26
R-6 shares
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79
2018 28.93 0.35 (5.08) (4.73) (0.36) – (0.36) 23.84
2017 (g) 21.57 0.44 7.23 7.67 (0.31) – (0.31) 28.93

22
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.41% (c) $ 88,924 1.41% 1.78% 2.06% 148.3%
(16.80) (c) 92,909 1.53 (d) 1 .63 0.88 118.1
29.62 (c) 130,717 1.53 (d) 1.64 0.99 97.4
6.87 (c) 97,753 1.64 1.67 0.65 120.3
(13.47) (c) 99,723 1.66 1.69 0.86 88.4
7.60 (e) 111,045 1.22 (f) – 2.39 148.3
(16.61) 98,961 1.31 (d ),( f) – 1.14 118.1
29.91 (e) 97,637 1.30 (d ),( f) – 0.96 97.4
7.27 (e) 756,257 1.27 – 0.97 120 .3
(13.13) 948,114 1.25 – 1.10 88.4
6.72 1,970 2.04 (f) – 1.41 148.3
(17.29) 2,066 2.13 (d) – 0.30 118.1
28.83 2,985 2.13 (d) – 0.36 97.4
6.36 2,585 2.13 – 0.14 120.3
(13.88) 2,842 2.12 – 0.42 88.4
6.87 1,792 1.91 (f) – 1.52 148.3
(17.19) 2,040 2.00 (d) – 0.32 118.1
29.00 4,638 2.00 (d) – 0.53 97.4
6.49 3,346 2.00 – 0.30 120.3
(13.76) 3,777 1.99 – 0.46 88.4
7.05 6,052 1.73 (f) – 1.70 148.3
(17.04) 6,718 1.82 (d) – 0.55 118 .1
29.22 11,390 1.82 (d) – 0.69 97.4
6.70 10,275 1.82 – 0 .48 120.3
(13.60) 10,805 1.81 – 0.71 88.4
7 .28 (e) 4,440 1.54 (f) – 1.72 148.3
(16.89) 7,036 1.63 (d) – 0.80 118.1
29.50 12,547 1.63 (d) – 0.89 97.4
6.86 (e) 8,340 1.63 – 0.66 120.3
(13.42) (e) 8,922 1.62 – 0.90 88.4
7.40 (e) 10,943 1.42 (f) – 1.96 148.3
(16.81) 13,593 1.51 (d) – 0.88 118.1
29.65 18,592 1.51 (d) – 0.99 97.4
6.99 18,989 1.51 – 0.73 120.3
(13.33) 22,656 1.50 – 1 .01 88.4
7.66 (e) 7,834 1.14 (f) – 0.63 148.3
(16.58) 437,789 1.22 (d ),( f) – 1.21 118.1
36.08 (h) 588,245 1.22 (d ),( f),( i ) – 1.67 ( i ) 97.4 ( i )
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h) Total return amounts have not been annualized.
( i ) Computed on an annualized basis.

23
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2019 $ 14.17 $ 0.33 $ 1.42 $ 1.75 ( $ 0.32) ( $ 0.66) ( $ 0.98) $ 14.94
2018 16.73 0.33 (2.71) (2.38) (0.18) – (0.18) 14.17
2017 13.11 0.17 3.58 3.75 (0.13) – (0.13) 16.73
2016 13.53 0.13 (0.45) (0.32) (0.10) – (0.10) 13.11
2015 13.65 0.16 0.03 0.19 (0.31) – (0.31) 13.53
R-1 shares
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
2018 16.62 0.15 (2.65) (2.50) (0.06) – (0.06) 14.06
2017 12.99 0.05 3.58 3.63 – – – 16.62
2016 13.42 0.02 (0.45) (0.43) – – – 12.99
2015 13.54 0.04 0.03 0.07 (0.19) – (0.19) 13.42
R-2 shares
2019 14.11 0.25 1.42 1.67 (0.19) (0.66) (0.85) 14.93
2018 16.67 0.14 (2.63) (2.49) (0.07) – (0.07) 14.11
2017 13.06 0.07 3.58 3.65 (0.04) – (0.04) 16.67
2016 13.48 0.04 (0.46) (0.42) – – – 13.06
2015 13.57 0.06 0.04 0.10 (0.19) – (0.19) 13.48
R-3 shares
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
2018 16.66 0.20 (2.65) (2.45) (0.10) – (0.10) 14.11
2017 13.05 0.10 3.57 3.67 (0.06) – (0.06) 16.66
2016 13.47 0.06 (0.45) (0.39) (0.03) – (0.03) 13.05
2015 13.57 0.08 0.04 0.12 (0.22) – (0.22) 13.47
R-4 shares
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
2018 16.70 0.25 (2.68) (2.43) (0.13) – (0.13) 14.14
2017 13.07 0.13 3.58 3.71 (0.08) – (0.08) 16.70
2016 13.49 0.09 (0.46) (0.37) (0.05) – (0.05) 13.07
2015 13.60 0.10 0.06 0.16 (0.27) – (0.27) 13.49
R-5 shares
2019 14.12 0.31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
2018 16.68 0.25 (2.66) (2.41) (0.15) – (0.15) 14.12
2017 13.06 0.15 3.57 3.72 (0.10) – (0.10) 16.68
2016 13.49 0.08 (0.44) (0.36) (0.07) – (0.07) 13.06
2015 13.61 0.12 0.05 0.17 (0.29) – (0.29) 13.49
R-6 shares
2019 14.17 0.36 1.40 1.76 (0.33) (0.66) (0.99) 14.94
2018 16.72 0.30 (2.66) (2.36) (0.19) – (0.19) 14.17
2017 (e) 12.67 0.18 4.00 4.18 (0.13) – (0.13) 16.72

24
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.09% $ 114,993 0.92% 1.08% 2.38% 71.0%
(14.42) 141,451 1.00 1.03 1.96 70.2
28.96 109,543 1.00 1.01 1.25 66.6
(2.36) 296,966 1.00 1.01 1.02 69.9
1.32 (c) 316,421 0.97 0.97 1.14 52.8
13.14 1,701 1.72 (d) – 1.63 71.0
(15.12) 2,020 1.82 – 0.92 70.2
27.95 2,688 1.82 – 0.35 66.6
(3.20) 2,759 1.85 – 0.16 69.9
0.48 (c) 3,710 1.81 – 0.30 52.8
13.31 1,697 1.59 (d) – 1.81 71.0
(14.99) 1,858 1.69 – 0.85 70.2
28.06 4,164 1.69 – 0.50 66.6
(3.12) 2,577 1.72 – 0.30 69.9
0.71 (c) 3,189 1.68 – 0.44 52.8
13.44 2,906 1.41 (d) – 1.77 71.0
(14.80) 4,019 1.51 – 1.19 70.2
28.30 5,663 1.51 – 0.72 66.6
(2.90) 5,326 1.54 – 0.49 69.9
0.86 (c) 4,721 1.50 – 0.59 52.8
13.71 3,285 1.22 (d) – 2.20 71.0
(14.69) 5,013 1.32 – 1.48 70.2
28.56 4,041 1.32 – 0.92 66.6
(2.75) 3,386 1.35 – 0.68 69.9
1.11 (c) 3,651 1.31 – 0.71 52.8
13.90 1,932 1.10 (d) – 2.27 71.0
(14.61) 3,064 1.20 – 1.49 70.2
28.78 5,382 1.20 – 1.04 66.6
(2.69) 3,710 1.23 – 0.61 69.9
1.12 (c) 9,244 1.19 – 0.89 52.8
14.19 215,444 0.82 (d) – 2.57 71.0
(14.32) 216,786 0.92 (d) – 1.76 70.2
33.40 (f) 313,479 0.92 (d ),( g) – 1.21 (g) 66.6 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.
(e) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

25
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class J shares
2019 $ 12.86 $ – $ 1 .85 $ 1.85 ( $ 0.01) ( $ 1.70) ( $ 1.71) $ 13.00
2018 12.62 (0.02) 1.65 1.63 – (1.39) (1.39) 12.86
2017 10.22 (0.01) 2.94 2.93 – (0.53) (0.53) 12.62
2016 11.70 (0.01) 0.02 0.01 – (1.49) (1.49) 10.22
2015 11.97 (0.02) 1.02 1.00 – (1.27) (1.27) 11.70
Institutional shares
2019 15.55 0.02 2.33 2.35 ( 0 .02) (1.70) (1.72) 16.18
2018 15.00 – 1.96 1.96 (0.02) (1.39) (1.41) 15.55
2017 12.03 0 .03 3.48 3.51 (0.01) (0.53) (0.54) 15.00
2016 13.49 0.02 0.02 0.04 (0.01) (1.49) (1.50) 12.03
2015 13.59 0.02 1.19 1.21 (0.04) (1.27) (1.31) 13.49
R-1 shares
2019 13.35 (0.08) 1.93 1.85 – (1.70) (1.70) 13.50
2018 13.14 (0.11) 1.71 1.60 – (1.39) (1.39) 13.35
2017 10.68 (0.08) 3.07 2.99 – (0.53) (0.53) 13.14
2016 12.23 (0.08) 0.02 (0.06) – (1.49) (1.49) 10.68
2015 12.51 (0.08) 1.07 0.99 – ( 1 .27) (1.27) 12.23
R-2 shares
2019 13.04 (0.06) 1.87 1.81 – (1.70) (1.70) 13.15
2018 12.84 ( 0 .09) 1.68 1.59 – (1.39) (1.39) 13.04
2017 10.44 (0.06) 2.99 2.93 – (0.53) (0.53) 12.84
2016 11.97 (0.06) 0.02 (0.04) – (1.49) (1.49) 10.44
2015 12.26 (0.06) 1.04 0.98 – (1.27) (1.27) 11.97
R-3 shares
2019 14.15 (0.04) 2.07 2.03 – (1.70) (1.70) 14.48
2018 13.81 (0.07) 1.80 1.73 – (1.39) (1.39) 14.15
2017 11.17 (0.04) 3.21 3.17 – (0.53) (0.53) 13.81
2016 12.68 (0.04) 0.02 (0.02) – (1.49) (1.49) 11.17
2015 12.88 (0.04) 1.11 1.07 – (1.27) (1.27) 12.68
R-4 shares
2019 14.42 (0.02) 2.13 2.11 – (1.70) (1.70) 14.83
2018 14.02 (0.04) 1.83 1.79 – (1.39) (1.39) 14.42
2017 11.31 (0.02) 3.26 3.24 – (0.53) (0.53) 14.02
2016 12.80 (0.02) 0.02 – – (1.49) (1.49) 11.31
2015 12.97 (0.02) 1.12 1.10 – (1.27) (1.27) 12.80
R-5 shares
2019 14.98 – 2.22 2.22 – (1.70) (1.70) 15.50
2018 14.49 (0.02) 1.90 1.88 – (1.39) (1.39) 14.98
2017 11.66 (0.01) 3.37 3.36 – (0.53) (0.53) 14.49
2016 13.14 (0.01) 0.02 0.01 – (1.49) (1.49) 11.66
2015 13.27 (0.01) 1.16 1.15 ( 0 .01) (1.27) (1.28) 13.14
R-6 shares
2019 15.55 0.04 2.31 2.35 (0.03) (1.70) (1.73) 16.17
2018 14.99 0.02 1.96 1.98 (0.03) (1.39) (1.42) 15.55
2017 12.02 – 3.51 3.51 (0.01) (0.53) (0.54) 14.99
2016 13.49 0.01 0.02 0.03 (0.01) (1.49) (1.50) 12.02
2015 (f) 13.87 (0.01) 0.94 0.93 (0.04) (1.27) (1.31) 13.49

26
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17.85% (c ),( d) $ 274,328 0.82% 0.87% (0.01) % 28.1%
13.50 (c) 180,871 0.81 0.86 (0.12) 34.8
30.05 (c) 142,729 0.83 0.88 (0.05) 38.5
0.13 (c) 110,553 0.89 0.94 (0.13) 32.8
9.48 (c) 123,054 0.97 1.02 (0.18) 39.3
18.02 2,366,040 0.68 (e) – 0.15 28.1
13.60 2,181,951 0.67 (e) – 0.03 34.8
30.38 2,184,240 0.63 (e) – 0.24 38.5
0.34 6,436,701 0.62 (e) – 0.14 32.8
9.93 6,608,588 0.61 (e) – 0.19 39.3
17.12 10,940 1.47 (e) – (0.64) 28.1
12.68 8,097 1.47 (e) – (0.78) 34.8
29.29 7,431 1.47 (e) – (0.68) 38.5
(0.50) 6,716 1.47 (e) – (0.71) 32.8
9.04 (d) 8,078 1.47 (e) – (0.67) 39.3
17.14 (d) 8,872 1.34 (e) – (0.51) 28.1
12.92 7,951 1.34 (e) – (0.65) 34.8
29.39 10,629 1.34 (e) – (0.54) 38.5
(0.34) 13,145 1.34 (e) – (0.58) 32.8
9.05 16,204 1.34 (e) – (0.54) 39.3
17.46 85,393 1.16 (e) – (0.31) 28.1
13.03 98,560 1.16 (e) – (0.46) 34.8
29.63 116,537 1.16 (e) – (0.36) 38.5
(0.14) 116,736 1.16 (e) – (0.40) 32.8
9.34 152,222 1.16 (e) – (0.36) 39.3
17.71 80,284 0.97 (e) – (0.14) 28.1
13.28 77,509 0.97 (e) – (0.27) 34.8
29.89 84,785 0.97 (e) – (0.18) 38.5
0.03 74,021 0.97 (e) – (0.21) 32.8
9.52 94,343 0.97 (e) – (0.18) 39.3
17.72 (d) 293,297 0.85 (e) – (0.01) 28.1
13.48 282,290 0.85 (e) – (0.15) 34.8
30.03 313,275 0.85 (e) – (0.06) 38.5
0.12 273,161 0.85 (e) – (0.09) 32.8
9.70 320,510 0.85 (e) – (0.05) 39.3
18.06 6,356,209 0.59 (e) – 0.24 28.1
13.72 5,378,075 0.59 (e) – 0.10 34.8
30.41 4,927,534 0.59 (e) – 0.00 38.5
0.27 3,333 0.65 (e) – 0.09 32.8
7.72 (g) 1,383 0.65 (e ),( h) – (0.09) (h) 39.3 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

27
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2019 $ 17 .82 $ 0 .32 $ 1 .91 $ 2 .23 ( $ 0 .30 ) ( $ 0 .84 ) ( $ 1 .14 ) $ 18 .91
2018 17 .80 0 .30 0 .92 1 .22 ( 0 .27 ) ( 0 .93 ) ( 1 .20 ) 17 .82
2017 14 .89 0 .27 3 .11 3 .38 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 17 .80
2016 14 .66 0 .26 0 .32 0 .58 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 14 .89
2015 14 .21 0 .23 0 .45 0 .68 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 14 .66
Institutional shares
2019 18 .01 0 .36 1 .92 2 .28 ( 0 .33 ) ( 0 .84 ) ( 1 .17 ) 19 .12
2018 17 .98 0 .34 0 .92 1 .26 ( 0 .30 ) ( 0 .93 ) ( 1 .23 ) 18 .01
2017 15 .03 0 .31 3 .14 3 .45 ( 0 .30 ) ( 0 .20 ) ( 0 .50 ) 17 .98
2016 14 .80 0 .30 0 .32 0 .62 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 15 .03
2015 14 .35 0 .27 0 .45 0 .72 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 14 .80
R-1 shares
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
2017 14 .93 0 .16 3 .13 3 .29 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 17 .85
2016 14 .70 0 .17 0 .32 0 .49 ( 0 .14 ) ( 0 .12 ) ( 0 .26 ) 14 .93
2015 14 .26 0 .15 0 .44 0 .59 ( 0 .14 ) ( 0 .01 ) ( 0 .15 ) 14 .70
R-2 shares
2019 18 .03 0 .23 1 .95 2 .18 ( 0 .19 ) ( 0 .84 ) ( 1 .03 ) 19 .18
2018 17 .99 0 .21 0 .92 1 .13 ( 0 .16 ) ( 0 .93 ) ( 1 .09 ) 18 .03
2017 15 .04 0 .19 3 .15 3 .34 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 17 .99
2016 14 .80 0 .19 0 .32 0 .51 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 15 .04
2015 14 .35 0 .17 0 .44 0 .61 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 14 .80
R-3 shares
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
2017 15 .02 0 .22 3 .13 3 .35 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 17 .95
2016 14 .78 0 .21 0 .33 0 .54 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 15 .02
2015 14 .33 0 .19 0 .45 0 .64 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 14 .78
R-4 shares
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
2017 15 .07 0 .25 3 .14 3 .39 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 18 .02
2016 14 .83 0 .24 0 .33 0 .57 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 15 .07
2015 14 .39 0 .22 0 .44 0 .66 ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 14 .83
R-5 shares
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22
2017 15 .20 0 .27 3 .18 3 .45 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 18 .18
2016 14 .95 0 .26 0 .34 0 .60 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 15 .20
2015 14 .50 0 .24 0 .45 0 .69 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 14 .95

28
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
13 .95% (c) $ 691,045 0 .38% 0 .41% 1 .82% 3 .2%
6 .98 (c) 653,442 0 .37 0 .40 1 .68 5 .8
23 .14 (c) 641,445 0 .37 0 .40 1 .66 3 .4
4 .05 (c) 530,674 0 .40 0 .43 1 .79 4 .2
4 .78 (c) 518,099 0 .45 0 .50 1 .59 6 .3
14 .18 4,175,228 0 .17 – 2 .02 3 .2
7 .17 3,693,260 0 .16 – 1 .88 5 .8
23 .45 3,568,996 0 .16 – 1 .87 3 .4
4 .31 3,244,789 0 .16 – 2 .03 4 .2
5 .06 3,232,141 0 .16 – 1 .87 6 .3
13 .21 14,258 1 .03 – 1 .17 3 .2
6 .20 15,612 1 .03 – 1 .01 5 .8
22 .33 19,523 1 .03 – 0 .99 3 .4
3 .43 18,393 1 .04 – 1 .17 4 .2
4 .16 21,157 1 .03 – 1 .00 6 .3
13 .35 18,873 0 .90 – 1 .31 3 .2
6 .38 21,221 0 .90 – 1 .15 5 .8
22 .52 31,137 0 .90 – 1 .13 3 .4
3 .53 30,093 0 .91 – 1 .29 4 .2
4 .27 30,689 0 .90 – 1 .14 6 .3
13 .54 181,254 0 .72 – 1 .48 3 .2
6 .60 192,273 0 .72 – 1 .32 5 .8
22 .65 222,619 0 .72 – 1 .31 3 .4
3 .74 194,613 0 .73 – 1 .47 4 .2
4 .46 217,562 0 .72 – 1 .32 6 .3
13 .80 142,497 0 .53 – 1 .67 3 .2
6 .76 152,704 0 .53 – 1 .51 5 .8
22 .93 195,180 0 .53 – 1 .50 3 .4
3 .96 189,284 0 .54 – 1 .67 4 .2
4 .62 219,215 0 .53 – 1 .51 6 .3
13 .95 297,495 0 .41 – 1 .80 3 .2
6 .87 352,267 0 .41 – 1 .63 5 .8
23 .10 402,781 0 .41 – 1 .63 3 .4
4 .11 411,195 0 .42 – 1 .77 4 .2
4 .76 381,876 0 .41 – 1 .63 6 .3
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.

29
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2019 $ 16 .79 $ 0 .31 $ 1 .42 $ 1 .73 ( $ 0 .23 ) ( $ 1 .31 ) ( $ 1 .54 ) $ 16 .98
2018 16 .93 0 .23 0 .74 0 .97 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 16 .79
2017 14 .88 0 .21 2 .49 2 .70 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 16 .93
2016 15 .58 0 .23 0 .18 0 .41 ( 0 .21 ) ( 0 .90 ) ( 1 .11 ) 14 .88
2015 15 .55 0 .19 0 .19 0 .38 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 15 .58
Institutional shares
2019 17 .05 0 .37 1 .44 1 .81 ( 0 .28 ) ( 1 .31 ) ( 1 .59 ) 17 .27
2018 17 .17 0 .29 0 .75 1 .04 ( 0 .21 ) ( 0 .95 ) ( 1 .16 ) 17 .05
2017 15 .08 0 .26 2 .53 2 .79 ( 0 .29 ) ( 0 .41 ) ( 0 .70 ) 17 .17
2016 15 .79 0 .28 0 .18 0 .46 ( 0 .27 ) ( 0 .90 ) ( 1 .17 ) 15 .08
2015 15 .75 0 .25 0 .20 0 .45 ( 0 .25 ) ( 0 .16 ) ( 0 .41 ) 15 .79
R-1 shares
2019 16 .91 0 .23 1 .44 1 .67 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 17 .13
2018 17 .05 0 .13 0 .75 0 .88 ( 0 .07 ) ( 0 .95 ) ( 1 .02 ) 16 .91
2017 14 .98 0 .12 2 .51 2 .63 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 17 .05
2016 15 .68 0 .15 0 .18 0 .33 ( 0 .13 ) ( 0 .90 ) ( 1 .03 ) 14 .98
2015 15 .68 0 .11 0 .19 0 .30 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 15 .68
R-2 shares
2019 16 .99 0 .25 1 .44 1 .69 ( 0 .15 ) ( 1 .31 ) ( 1 .46 ) 17 .22
2018 17 .12 0 .15 0 .76 0 .91 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 16 .99
2017 15 .03 0 .14 2 .52 2 .66 ( 0 .16 ) ( 0 .41 ) ( 0 .57 ) 17 .12
2016 15 .67 0 .18 0 .17 0 .35 ( 0 .09 ) ( 0 .90 ) ( 0 .99 ) 15 .03
2015 15 .64 0 .13 0 .20 0 .33 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 15 .67
R-3 shares
2019 17 .72 0 .30 1 .52 1 .82 ( 0 .16 ) ( 1 .31 ) ( 1 .47 ) 18 .07
2018 17 .80 0 .20 0 .77 0 .97 ( 0 .10 ) ( 0 .95 ) ( 1 .05 ) 17 .72
2017 15 .61 0 .18 2 .62 2 .80 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 17 .80
2016 16 .29 0 .20 0 .19 0 .39 ( 0 .17 ) ( 0 .90 ) ( 1 .07 ) 15 .61
2015 16 .24 0 .17 0 .20 0 .37 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 16 .29
R-4 shares
2019 17 .01 0 .32 1 .43 1 .75 ( 0 .22 ) ( 1 .31 ) ( 1 .53 ) 17 .23
2018 17 .13 0 .22 0 .76 0 .98 ( 0 .15 ) ( 0 .95 ) ( 1 .10 ) 17 .01
2017 15 .05 0 .20 2 .51 2 .71 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 17 .13
2016 15 .74 0 .23 0 .19 0 .42 ( 0 .21 ) ( 0 .90 ) ( 1 .11 ) 15 .05
2015 15 .72 0 .19 0 .19 0 .38 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 15 .74
R-5 shares
2019 17 .15 0 .34 1 .44 1 .78 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 17 .38
2018 17 .26 0 .25 0 .76 1 .01 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 17 .15
2017 15 .16 0 .22 2 .54 2 .76 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 17 .26
2016 15 .86 0 .25 0 .18 0 .43 ( 0 .23 ) ( 0 .90 ) ( 1 .13 ) 15 .16
2015 15 .82 0 .21 0 .20 0 .41 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 15 .86

30
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .14% (c) $ 74,483 1 .06% 1 .15% 1 .97% 51 .5%
5 .76 (c) 72,851 1 .03 1 .12 1 .35 44 .4
18 .59 (c) 75,559 1 .08 1 .13 1 .31 33 .4
3 .05 (c) 68,742 1 .08 1 .12 1 .60 35 .0
2 .40 (c) 72,661 1 .14 1 .18 1 .21 27 .6
12 .53 2,065,317 0 .72 (d) – 2 .30 51 .5
6 .11 1,983,831 0 .71 (d) – 1 .66 44 .4
18 .95 1,798,751 0 .76 (d) – 1 .62 33 .4
3 .37 1,634,892 0 .77 (d) – 1 .91 35 .0
2 .82 1,796,638 0 .76 (d) – 1 .60 27 .6
11 .53 4,436 1 .59 (d) – 1 .44 51 .5
5 .15 4,455 1 .59 (d) – 0 .78 44 .4
17 .89 4,449 1 .64 (d) – 0 .74 33 .4
2 .46 4,072 1 .65 (d) – 1 .03 35 .0
1 .91 4,604 1 .64 (d) – 0 .71 27 .6
11 .65 2,182 1 .46 (d) – 1 .57 51 .5
5 .30 2,203 1 .46 (d) – 0 .89 44 .4
18 .07 2,900 1 .51 (d) – 0 .86 33 .4
2 .56 3,096 1 .52 (d) – 1 .20 35 .0
2 .11 5,018 1 .51 (d) – 0 .84 27 .6
11 .90 5,695 1 .28 (d) – 1 .77 51 .5
5 .46 6,196 1 .28 (d) – 1 .09 44 .4
18 .30 9,007 1 .33 (d) – 1 .06 33 .4
2 .78 11,209 1 .34 (d) – 1 .34 35 .0
2 .28 11,864 1 .33 (d) – 1 .02 27 .6
12 .09 4,028 1 .09 (d) – 1 .98 51 .5
5 .71 4,910 1 .09 (d) – 1 .28 44 .4
18 .45 5,964 1 .14 (d) – 1 .25 33 .4
2 .97 (e) 5,659 1 .15 (d) – 1 .53 35 .0
2 .46 (e) 6,276 1 .14 (d) – 1 .22 27 .6
12 .22 10,455 0 .97 (d) – 2 .11 51 .5
5 .87 10,726 0 .97 (d) – 1 .41 44 .4
18 .63 9,072 1 .02 (d) – 1 .35 33 .4
3 .09 7,123 1 .03 (d) – 1 .65 35 .0
2 .56 11,280 1 .02 (d) – 1 .32 27 .6
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

31
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class J shares
2019 $ 25.30 $ 0.05 $ 6.38 $ 6.43 $ – ( $ 2.74) ( $ 2.74) $ 28.99
2018 25.94 – 0.27 0.27 – (0.91) (0.91) 25.30
2017 21.02 0 .02 5.43 5.45 (0.06) (0.47) (0.53) 25.94
2016 21.47 0.07 0.77 0.84 – (1.29) (1.29) 21.02
2015 21.27 0.01 1.30 1.31 (0.03) (1.08) (1.11) 21.47
Institutional shares
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
2018 27.44 0.04 0.28 0.32 (0.01) (0.91) (0.92) 26.84
2017 22.21 0.05 5.74 5.79 (0.09) ( 0 .47) (0.56) 27.44
2016 22.60 0.11 0.82 0.93 (0.03) (1.29) (1.32) 22.21
2015 22.33 0.05 1 .38 1.43 (0.08) (1.08) (1.16) 22.60
R-1 shares
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63
2018 25.20 (0.16) 0.26 0.10 – (0.91) (0.91) 24.39
2017 20.50 (0.13) 5.30 5.17 – (0.47) (0.47) 25.20
2016 21.11 (0.06) 0.74 0.68 – (1.29) (1.29) 20.50
2015 21.02 (0.12) 1.29 1.17 – (1.08) (1.08) 21.11
R-2 shares
2019 24.78 (0.08) 6.21 6.13 – (2.74) (2.74) 28.17
2018 25.55 (0.13) 0.27 0.14 – (0.91) (0.91) 24 .78
2017 20.76 (0.10) 5.36 5.26 – (0.47) (0.47) 25.55
2016 21.33 (0.04) 0.76 0.72 – (1.29) (1.29) 20.76
2015 21.20 (0.09) 1.30 1.21 – (1.08) (1.08) 21.33
R-3 shares
2019 25.68 (0.04) 6.48 6 .44 – (2.74) (2.74) 29.38
2018 26.40 (0.09) 0.28 0.19 – (0.91) (0.91) 25.68
2017 21.40 (0.06) 5.53 5.47 – (0.47) (0.47) 26.40
2016 21.90 – 0.79 0.79 – (1.29) (1.29) 21.40
2015 21.70 ( 0 .05) 1.33 1.28 – (1.08) (1.08) 21.90
R-4 shares
2019 26.66 0.01 6.77 6.78 – (2.74) (2.74) 30.70
2018 27.33 (0.04) 0.28 0.24 – (0.91) (0.91) 26.66
2017 22.11 (0.02) 5.73 5.71 (0.02) (0.47) (0.49) 27.33
2016 22.55 0.04 0.81 0.85 – (1.29) (1.29) 22.11
2015 22.29 (0.01) 1.36 1.35 (0.01) (1.08) (1.09) 22.55
R-5 shares
2019 26.50 0.05 6.72 6.77 – (2.74) (2.74) 30.53
2018 27.13 (0.01) 0.29 0.28 – (0.91) (0.91) 26.50
2017 21.96 0.01 5.68 5.69 (0.05) (0.47) (0.52) 27.13
2016 22.38 0.07 0.80 0.87 – ( 1 .29) (1.29) 21.96
2015 22.13 0.01 1.36 1.37 (0.04) (1.08) (1.12) 22.38
R-6 shares
2019 26.83 0.13 6 .80 6.93 (0.05) (2.74) (2.79) 30.97
2018 27.42 0.06 0.30 0.36 (0.04) (0.91) (0.95) 26.83
2017 (f) 22.98 0.05 4.97 5.02 (0.11) (0.47) (0.58) 27.42

32
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29.45% (c) $ 325,426 0.83% 0.86% 0.21% 13.6%
0.98 (c) 275,443 0.82 0.85 0.00 25.8
26.44 (c) 302,971 0.82 0.85 0.07 15.4
4.35 (c) 261,105 0.82 0.85 0.35 22 .4
6.42 (c) 278,993 0.88 0.91 0.04 22.6
29.61 12,070,133 0.70 (d) – 0.34 13.6
1.12 10,720,328 0.69 (d) – 0.13 25.8
26.58 11,396,657 0.68 (d) – 0.18 15.4
4.49 (e) 5,356,398 0.68 – 0.49 22.4
6.71 (e) 5,328,050 0.67 – 0.23 22.6
28.61 98,489 1.47 – (0.43) 13.6
0.31 81,543 1.47 – (0.65) 25.8
25.65 86,677 1.47 – (0 .59) 15.4
3.63 66,856 1.47 – (0.30) 22.4
5.81 58,620 1 .47 – (0.58) 22.6
28.79 23,256 1.34 – (0.31) 13.6
0.47 22,931 1.34 – (0.51) 25.8
25.77 28,455 1.34 – (0.45) 15.4
3.79 28,422 1.34 – (0.18) 22.4
5.95 34,310 1.34 – (0.41) 22.6
29.01 83,961 1.16 – (0.14) 13.6
0.65 99,735 1.16 – (0.33) 25.8
25.98 122,849 1.16 – (0.27) 15.4
4.02 123,971 1.16 – 0.00 22.4
6.15 151,776 1.16 – (0.24) 22.6
29.23 76,985 0.97 – 0.02 13.6
0.81 87,620 0.97 – (0.14) 25.8
26.27 127,947 0.97 – (0.07) 15.4
4.18 145,709 0.97 – 0.19 22.4
6.32 154,669 0.97 – (0.06) 22.6
29.39 387,741 0.85 – 0.19 13.6
0.97 337,245 0.85 – (0.02) 25.8
26.39 378,762 0.85 – 0.04 15.4
4.31 304,581 0.85 – 0.31 22.4
6.46 325,637 0.85 – 0.06 22.6
29.71 2,431,236 0.60 (d) – 0.45 13.6
1.24 1,442,924 0.59 (d) – 0.21 25.8
22.33 (g) 784,496 0.60 (d),(h) – 0.20 (h) 15.4 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

33
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2019 $ 7 .05 ( $ 0 .03 ) $ 0 .49 $ 0 .46 $ – ( $ 1 .11 ) ( $ 1 .11 ) $ 6 .40
2018 7 .13 ( 0 .03 ) 0 .26 0 .23 – ( 0 .31 ) ( 0 .31 ) 7 .05
2017 5 .50 ( 0 .02 ) 1 .66 1 .64 ( 0 .01 ) – ( 0 .01 ) 7 .13
2016 5 .84 0 .01 ( 0 .19 ) ( 0 .18 ) – ( 0 .16 ) ( 0 .16 ) 5 .50
2015 6 .96 ( 0 .04 ) 0 .51 0 .47 – ( 1 .59 ) ( 1 .59 ) 5 .84
Institutional shares
2019 8 .92 ( 0 .02 ) 0 .69 0 .67 – ( 1 .11 ) ( 1 .11 ) 8 .48
2018 8 .92 ( 0 .02 ) 0 .33 0 .31 – ( 0 .31 ) ( 0 .31 ) 8 .92
2017 6 .88 ( 0 .01 ) 2 .07 2 .06 ( 0 .02 ) – ( 0 .02 ) 8 .92
2016 7 .25 0 .02 ( 0 .23 ) ( 0 .21 ) – ( 0 .16 ) ( 0 .16 ) 6 .88
2015 8 .23 ( 0 .01 ) 0 .62 0 .61 – ( 1 .59 ) ( 1 .59 ) 7 .25
R-1 shares
2019 7 .29 ( 0 .07 ) 0 .52 0 .45 – ( 1 .11 ) ( 1 .11 ) 6 .63
2018 7 .41 ( 0 .08 ) 0 .27 0 .19 – ( 0 .31 ) ( 0 .31 ) 7 .29
2017 5 .74 ( 0 .06 ) 1 .73 1 .67 – – – 7 .41
2016 6 .12 ( 0 .02 ) ( 0 .20 ) ( 0 .22 ) – ( 0 .16 ) ( 0 .16 ) 5 .74
2015 7 .24 ( 0 .06 ) 0 .53 0 .47 – ( 1 .59 ) ( 1 .59 ) 6 .12
R-2 shares
2019 7 .86 ( 0 .07 ) 0 .59 0 .52 – ( 1 .11 ) ( 1 .11 ) 7 .27
2018 7 .96 ( 0 .07 ) 0 .28 0 .21 – ( 0 .31 ) ( 0 .31 ) 7 .86
2017 6 .15 ( 0 .05 ) 1 .86 1 .81 – – – 7 .96
2016 6 .54 ( 0 .02 ) ( 0 .21 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 6 .15
2015 7 .63 ( 0 .06 ) 0 .56 0 .50 – ( 1 .59 ) ( 1 .59 ) 6 .54
R-3 shares
2019 8 .37 ( 0 .06 ) 0 .64 0 .58 – ( 1 .11 ) ( 1 .11 ) 7 .84
2018 8 .44 ( 0 .07 ) 0 .31 0 .24 – ( 0 .31 ) ( 0 .31 ) 8 .37
2017 6 .51 ( 0 .04 ) 1 .97 1 .93 – – – 8 .44
2016 6 .91 – ( 0 .24 ) ( 0 .24 ) – ( 0 .16 ) ( 0 .16 ) 6 .51
2015 7 .95 ( 0 .05 ) 0 .60 0 .55 – ( 1 .59 ) ( 1 .59 ) 6 .91
R-4 shares
2019 8 .85 ( 0 .05 ) 0 .69 0 .64 – ( 1 .11 ) ( 1 .11 ) 8 .38
2018 8 .88 ( 0 .05 ) 0 .33 0 .28 – ( 0 .31 ) ( 0 .31 ) 8 .85
2017 6 .85 ( 0 .03 ) 2 .06 2 .03 – – – 8 .88
2016 7 .24 – ( 0 .23 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 6 .85
2015 8 .24 ( 0 .04 ) 0 .63 0 .59 – ( 1 .59 ) ( 1 .59 ) 7 .24
R-5 shares
2019 9 .19 ( 0 .04 ) 0 .73 0 .69 – ( 1 .11 ) ( 1 .11 ) 8 .77
2018 9 .20 ( 0 .04 ) 0 .34 0 .30 – ( 0 .31 ) ( 0 .31 ) 9 .19
2017 7 .09 ( 0 .02 ) 2 .14 2 .12 ( 0 .01 ) – ( 0 .01 ) 9 .20
2016 7 .48 0 .01 ( 0 .24 ) ( 0 .23 ) – ( 0 .16 ) ( 0 .16 ) 7 .09
2015 8 .46 ( 0 .03 ) 0 .64 0 .61 – ( 1 .59 ) ( 1 .59 ) 7 .48

34
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .27% (c) $ 71,129 0 .97% 1 .00% ( 0 .46 ) % 104 .6%
3 .26 (c) 67,918 0 .93 0 .96 ( 0 .44 ) 114 .2
29 .84 (c) 64,647 0 .97 1 .00 ( 0 .30 ) 128 .5
( 3 .03 ) (c) 49,592 1 .03 1 .06 0 .18 110 .3
8 .34 (c) 65,375 1 .20 1 .23 ( 0 .64 ) 128 .9
10 .51 52,324 0 .75 0 .80 ( 0 .25 ) 104 .6
3 .51 67,785 0 .75 0 .77 ( 0 .26 ) 114 .2
30 .10 57,772 0 .75 0 .78 ( 0 .08 ) 128 .5
( 2 .85 ) 41,967 0 .75 0 .81 0 .33 110 .3
8 .84 37,603 0 .75 0 .75 ( 0 .17 ) 128 .9
9 .71 1,286 1 .55 – ( 1 .05 ) 104 .6
2 .58 1,391 1 .55 – ( 1 .05 ) 114 .2
29 .09 1,321 1 .55 – ( 0 .87 ) 128 .5
( 3 .56 ) 1,275 1 .55 – ( 0 .37 ) 110 .3
7 .95 1,607 1 .56 – ( 0 .99 ) 128 .9
9 .92 2,176 1 .42 – ( 0 .92 ) 104 .6
2 .66 2,548 1 .42 – ( 0 .90 ) 114 .2
29 .43 3,764 1 .42 – ( 0 .74 ) 128 .5
( 3 .63 ) (d) 3,717 1 .42 – ( 0 .28 ) 110 .3
8 .11 (d) 3,642 1 .43 – ( 0 .86 ) 128 .9
10 .06 11,187 1 .24 – ( 0 .74 ) 104 .6
2 .86 12,807 1 .24 – ( 0 .75 ) 114 .2
29 .65 11,542 1 .24 – ( 0 .57 ) 128 .5
( 3 .44 ) 9,967 1 .24 – ( 0 .05 ) 110 .3
8 .31 11,746 1 .25 – ( 0 .74 ) 128 .9
10 .20 4,103 1 .05 – ( 0 .55 ) 104 .6
3 .18 4,997 1 .05 – ( 0 .54 ) 114 .2
29 .71 6,854 1 .05 – ( 0 .37 ) 128 .5
( 3 .14 ) 6,594 1 .05 – 0 .03 110 .3
8 .53 5,296 1 .06 – ( 0 .53 ) 128 .9
10 .40 22,099 0 .93 – ( 0 .43 ) 104 .6
3 .29 22,080 0 .93 – ( 0 .44 ) 114 .2
29 .94 19,952 0 .93 – ( 0 .26 ) 128 .5
( 3 .04 ) 16,619 0 .93 – 0 .21 110 .3
8 .56 17,729 0 .94 – ( 0 .37 ) 128 .9
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

35
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2019 $ 9 .35 ( $ 0 .05 ) $ 1 .37 $ 1 .32 ( $ 1 .14 ) ( $ 1 .14 ) $ 9 .53
2018 10 .21 ( 0 .06 ) 0 .69 0 .63 ( 1 .49 ) ( 1 .49 ) 9 .35
2017 8 .24 ( 0 .05 ) 2 .05 2 .00 ( 0 .03 ) ( 0 .03 ) 10 .21
2016 8 .88 ( 0 .03 ) ( 0 .11 ) ( 0 .14 ) ( 0 .50 ) ( 0 .50 ) 8 .24
2015 11 .26 ( 0 .07 ) 0 .30 0 .23 ( 2 .61 ) ( 2 .61 ) 8 .88
Institutional shares
2019 11 .50 ( 0 .02 ) 1 .76 1 .74 ( 1 .14 ) ( 1 .14 ) 12 .10
2018 12 .19 ( 0 .03 ) 0 .83 0 .80 ( 1 .49 ) ( 1 .49 ) 11 .50
2017 9 .79 ( 0 .01 ) 2 .44 2 .43 ( 0 .03 ) ( 0 .03 ) 12 .19
2016 10 .42 – ( 0 .13 ) ( 0 .13 ) ( 0 .50 ) ( 0 .50 ) 9 .79
2015 12 .72 ( 0 .04 ) 0 .35 0 .31 ( 2 .61 ) ( 2 .61 ) 10 .42
R-1 shares
2019 9 .39 ( 0 .10 ) 1 .37 1 .27 ( 1 .14 ) ( 1 .14 ) 9 .52
2018 10 .30 ( 0 .11 ) 0 .69 0 .58 ( 1 .49 ) ( 1 .49 ) 9 .39
2017 8 .35 ( 0 .09 ) 2 .07 1 .98 ( 0 .03 ) ( 0 .03 ) 10 .30
2016 9 .04 ( 0 .08 ) ( 0 .11 ) ( 0 .19 ) ( 0 .50 ) ( 0 .50 ) 8 .35
2015 11 .46 ( 0 .12 ) 0 .31 0 .19 ( 2 .61 ) ( 2 .61 ) 9 .04
R-2 shares
2019 9 .83 ( 0 .09 ) 1 .45 1 .36 ( 1 .14 ) ( 1 .14 ) 10 .05
2018 10 .70 ( 0 .10 ) 0 .72 0 .62 ( 1 .49 ) ( 1 .49 ) 9 .83
2017 8 .66 ( 0 .08 ) 2 .15 2 .07 ( 0 .03 ) ( 0 .03 ) 10 .70
2016 9 .34 ( 0 .07 ) ( 0 .11 ) ( 0 .18 ) ( 0 .50 ) ( 0 .50 ) 8 .66
2015 11 .75 ( 0 .11 ) 0 .31 0 .20 ( 2 .61 ) ( 2 .61 ) 9 .34
R-3 shares
2019 10 .72 ( 0 .08 ) 1 .62 1 .54 ( 1 .14 ) ( 1 .14 ) 11 .12
2018 11 .52 ( 0 .09 ) 0 .78 0 .69 ( 1 .49 ) ( 1 .49 ) 10 .72
2017 9 .31 ( 0 .07 ) 2 .31 2 .24 ( 0 .03 ) ( 0 .03 ) 11 .52
2016 9 .99 ( 0 .06 ) ( 0 .12 ) ( 0 .18 ) ( 0 .50 ) ( 0 .50 ) 9 .31
2015 12 .36 ( 0 .09 ) 0 .33 0 .24 ( 2 .61 ) ( 2 .61 ) 9 .99
R-4 shares
2019 11 .06 ( 0 .06 ) 1 .67 1 .61 ( 1 .14 ) ( 1 .14 ) 11 .53
2018 11 .82 ( 0 .07 ) 0 .80 0 .73 ( 1 .49 ) ( 1 .49 ) 11 .06
2017 9 .53 ( 0 .05 ) 2 .37 2 .32 ( 0 .03 ) ( 0 .03 ) 11 .82
2016 10 .20 ( 0 .04 ) ( 0 .13 ) ( 0 .17 ) ( 0 .50 ) ( 0 .50 ) 9 .53
2015 12 .54 ( 0 .07 ) 0 .34 0 .27 ( 2 .61 ) ( 2 .61 ) 10 .20
R-5 shares
2019 11 .56 ( 0 .05 ) 1 .77 1 .72 ( 1 .14 ) ( 1 .14 ) 12 .14
2018 12 .28 ( 0 .06 ) 0 .83 0 .77 ( 1 .49 ) ( 1 .49 ) 11 .56
2017 9 .89 ( 0 .04 ) 2 .46 2 .42 ( 0 .03 ) ( 0 .03 ) 12 .28
2016 10 .55 ( 0 .03 ) ( 0 .13 ) ( 0 .16 ) ( 0 .50 ) ( 0 .50 ) 9 .89
2015 12 .87 ( 0 .07 ) 0 .36 0 .29 ( 2 .61 ) ( 2 .61 ) 10 .55

36
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17 .48% (c) $ 41,366 1 .27% 1 .38% ( 0 .55 ) % 43 .2%
6 .61 (c) 36,912 1 .24 1 .35 ( 0 .56 ) 44 .3
24 .31 (c) 35,778 1 .29 1 .37 ( 0 .49 ) 81 .6
( 1 .47 ) (c) 31,465 1 .30 1 .36 ( 0 .39 ) 64 .6
2 .53 (c) 35,147 1 .37 1 .43 ( 0 .77 ) 64 .6
17 .93 1,032,306 0 .91 (d) – ( 0 .19 ) 43 .2
6 .97 961,018 0 .91 (d) – ( 0 .22 ) 44 .3
24 .85 1,037,760 0 .94 (d) – ( 0 .13 ) 81 .6
( 1 .15 ) 1,302,544 0 .95 (d) – ( 0 .04 ) 64 .6
2 .93 1,319,604 0 .95 (d) – ( 0 .34 ) 64 .6
16 .80 1,438 1 .78 (d) – ( 1 .06 ) 43 .2
6 .00 1,665 1 .78 (d) – ( 1 .10 ) 44 .3
23 .75 2,266 1 .81 (d) – ( 1 .01 ) 81 .6
( 2 .03 ) 2,023 1 .82 (d) – ( 0 .90 ) 64 .6
2 .05 2,914 1 .83 (d) – ( 1 .22 ) 64 .6
16 .98 1,841 1 .65 (d) – ( 0 .94 ) 43 .2
6 .17 1,848 1 .65 (d) – ( 0 .97 ) 44 .3
23 .93 2,177 1 .68 (d) – ( 0 .88 ) 81 .6
( 1 .95 ) (e) 3,057 1 .69 (d) – ( 0 .79 ) 64 .6
2 .21 (e) 4,233 1 .70 (d) – ( 1 .09 ) 64 .6
17 .28 2,913 1 .47 (d) – ( 0 .75 ) 43 .2
6 .35 3,424 1 .47 (d) – ( 0 .78 ) 44 .3
24 .09 4,920 1 .50 (d) – ( 0 .69 ) 81 .6
( 1 .72 ) 6,088 1 .51 (d) – ( 0 .60 ) 64 .6
2 .36 8,561 1 .52 (d) – ( 0 .87 ) 64 .6
17 .39 3,004 1 .28 (d) – ( 0 .57 ) 43 .2
6 .55 3,658 1 .28 (d) – ( 0 .60 ) 44 .3
24 .37 5,191 1 .31 (d) – ( 0 .51 ) 81 .6
( 1 .58 ) 5,682 1 .32 (d) – ( 0 .41 ) 64 .6
2 .60 8,250 1 .33 (d) – ( 0 .68 ) 64 .6
17 .62 5,527 1 .16 (d) – ( 0 .44 ) 43 .2
6 .64 6,408 1 .16 (d) – ( 0 .49 ) 44 .3
24 .50 7,385 1 .19 (d) – ( 0 .39 ) 81 .6
( 1 .42 ) 7,628 1 .20 (d) – ( 0 .28 ) 64 .6
2 .72 10,947 1 .21 (d) – ( 0 .61 ) 64 .6
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

37
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2019 $ 20.17 $ 0 .23 $ 1.15 $ 1.38 ( $ 0.22) ( $ 1.68) ( $ 1.90) $ 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
2017 18.62 0.19 3.95 4.14 (0.23) (1.00) (1.23) 21.53
2016 19.04 0.23 0.72 0.95 (0.18) (1.19) (1.37) 18.62
2015 19.58 0.18 0.35 0.53 (0.16) (0.91) (1.07) 19.04
Institutional shares
2019 20.76 0.28 1.18 1.46 ( 0 .26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
2017 19.10 0.24 4.05 4.29 (0.28) (1.00) (1.28) 22.11
2016 19.50 0.29 0.74 1.03 (0.24) (1.19) (1.43) 19.10
2015 20.03 0.25 0.36 0.61 (0.23) (0.91) (1.14) 19.50
R-1 shares
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
2017 18.84 0.05 4.01 4.06 (0.09) (1.00) (1.09) 21.81
2016 19.23 0.14 0.73 0.87 (0.07) (1.19) (1.26) 18.84
2015 19.78 0.08 0.35 0.43 (0.07) (0.91) (0.98) 19.23
R-2 shares
2019 21.11 0.15 1.23 1.38 (0.09) (1.68) (1.77) 20.72
2018 22.46 0.14 (0.07) 0 .07 (0.10) (1.32) (1.42) 21.11
2017 19.40 0.09 4.12 4.21 (0.15) (1.00) (1.15) 22.46
2016 19.75 0 .16 0.77 0.93 (0.09) (1.19) (1.28) 19.40
2015 20.28 0.11 0.36 0.47 (0.09) (0.91) (1.00) 19.75
R-3 shares
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
2017 19.34 0.13 4.11 4.24 (0.18) (1.00) (1.18) 22.40
2016 19.71 0.20 0.75 0.95 (0.13) (1.19) (1.32) 19.34
2015 20.24 0.15 0.36 0.51 (0.13) (0.91) (1.04) 19.71
R-4 shares
2019 21.14 0.23 1.22 1.45 (0.18) ( 1 .68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
2017 19.40 0.16 4.13 4.29 (0.20) (1.00) (1.20) 22.49
2016 19.77 0.23 0.76 0.99 (0.17) (1.19) (1.36) 19.40
2015 20.29 0.19 0 .36 0.55 (0.16) (0.91) (1.07) 19.77
R-5 shares
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0.18 (0.21) (1.32) (1.53) 21.32
2017 19.56 0.20 4.15 4.35 (0.24) (1.00) (1.24) 22.67
2016 19.93 0.26 0.75 1.01 (0.19) (1.19) (1.38) 19.56
2015 20.44 0.21 0.38 0.59 (0.19) (0.91) (1.10) 19.93
R-6 shares
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74
2017 (e) 20.62 0.22 2.54 2.76 (0.29) (1.00) (1.29) 22.09

38
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.64% (c) $ 121,032 0.43% 0.46% 1.23% 16.7%
0.59 (c) 120,967 0.39 0.42 1.15 14.3
22.90 (c) 131,713 0.42 0.45 0.93 23.2
5.63 (c) 105,731 0.50 0.53 1.27 17.6
2.84 (c) 93,241 0.54 0.59 0.93 19.8
8.84 347,631 0.23 (d) – 1.43 16.7
0.81 422,159 0.20 (d) – 1.35 14.3
23.14 510,771 0.21 (d) – 1.14 23.2
5.96 666,562 0.20 0.20 1.57 17.6
3.20 621,745 0.19 0.19 1.26 19.8
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
22.10 12,117 1.04 – 0.27 23.2
5.11 12,290 1.04 – 0.74 17.6
2.30 19,225 1.04 – 0.42 19.8
8.10 9,844 0.91 – 0.77 16.7
0.11 17,354 0.91 – 0.64 14.3
22.25 23,332 0.91 – 0.43 23.2
5.25 15,930 0.91 – 0.86 17.6
2.43 17,423 0.91 – 0.56 19.8
8.31 84,108 0.73 – 0.93 16.7
0.29 93,374 0 .73 – 0.83 14.3
22.50 119,455 0.73 – 0.61 23.2
5 .41 104,741 0.73 – 1.05 17.6
2.64 114,367 0.73 – 0.74 19.8
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
22.69 93,581 0.54 – 0.78 23.2
5.63 104,499 0.54 – 1.23 17.6
2.86 119,042 0.54 – 0.92 19.8
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
22.86 215,661 0.42 – 0.93 23.2
5.71 196,677 0.42 – 1.35 17.6
3.02 199,225 0.42 – 1.05 19.8
8.94 531,623 0.17 (d) – 1.48 16.7
0.85 405,426 0.16 (d) – 1.38 14.3
13.99 (f) 341,001 0.17 (d ),( g) – 1.11 (g) 23.2 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

39
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class J shares
2019 $ 14.44 $ 0.13 $ 1.09 $ 1.22 ( $ 0.09) ( $ 1.44) ( $ 1.53) $ 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
2017 13.02 0.08 2.39 2.47 (0.18) – (0.18) 15.31
2016 14.10 0.14 0.12 0.26 (0.05) (1.29) (1.34) 13.02
2015 16.34 0.04 (0.17) (0.13) (0.03) (2.08) (2.11) 14.10
Institutional shares
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
2017 13.16 0.12 2.42 2.54 (0.22) – (0.22) 15.48
2016 14.26 0.18 0.11 0.29 (0.10) (1.29) (1.39) 13.16
2015 16.49 0.10 (0.17) (0.07) (0.08) (2.08) (2.16) 14.26
R-1 shares
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96
2017 12.61 – 2.32 2.32 (0.09) – (0.09) 14.84
2016 13.72 0.06 0.12 0.18 – (1.29) (1.29) 12.61
2015 16.00 (0.03) (0.17) (0.20) – (2.08) (2.08) 13.72
R-2 shares
2019 14.10 0.07 1.08 1.15 (0.02) (1.44) (1.46) 13.79
2018 14.97 0.03 0.03 0.06 – (0.93) (0.93) 14.10
2017 12.73 0.02 2.34 2.36 (0.12) – (0.12) 14.97
2016 13.82 0.08 0.12 0.20 – (1.29) (1.29) 12.73
2015 16.08 (0.01) (0.17) (0.18) – (2.08) (2.08) 13.82
R-3 shares
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
2017 12.94 0.05 2.37 2.42 (0.14) – (0.14) 15.22
2016 14.03 0.11 0.11 0.22 (0.02) (1.29) (1.31) 12.94
2015 16.26 0.01 (0.16) (0.15) – (2.08) (2.08) 14.03
R-4 shares
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
2017 12.99 0.07 2.38 2.45 (0.17) – (0.17) 15.27
2016 14.07 0.13 0.13 0.26 (0.05) (1.29) (1.34) 12.99
2015 16.31 0.04 (0.17) (0.13) (0.03) (2.08) (2.11) 14.07
R-5 shares
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
2017 13.06 0.09 2.40 2.49 (0.19) – (0.19) 15.36
2016 14.15 0.15 0.11 0.26 (0.06) (1.29) (1.35) 13.06
2015 16.39 0.06 (0.17) (0.11) (0.05) (2.08) (2.13) 14.15
R-6 shares
2019 (f) 13.56 0.11 0.66 0.77 – – – 14.33

40
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.55% (c) $ 153,602 1.06% 1.13% 0.95% 60.0%
0.67 (c) 65,310 1.20 1.35 0.65 61.1
19.12 (c) 72,785 1.20 1.35 0.54 58.5
2.37 (c ),( d) 65,870 1.23 1.35 1.07 131.3
(0.96) (c ),( d) 70,488 1.31 1.40 0.27 106.6
10.73 279,888 0.85 (e) – 1.30 60.0
0.99 824,306 0.90 (e) – 0.95 61.1
19.47 917,891 0.91 (e) – 0.84 58.5
2.69 944,079 0.94 (e) – 1.43 131.3
(0.59) 1,518,632 0.94 (e) – 0.64 106.6
9.97 2,775 1.61 (e) – 0.43 60.0
0.14 3,190 1.76 (e) – 0.08 61.1
18.48 4,191 1.75 (e) – 0.00 58.5
1.78 (d) 4,475 1.79 (e) – 0.52 131.3
(1.45) (d) 5,378 1.80 (e) – (0.21) 106.6
10.13 2,917 1.48 (e) – 0.57 60.0
0.21 2,579 1.63 (e) – 0.23 61.1
18.58 5,282 1.62 (e) – 0.12 58.5
2.00 5,592 1.66 (e) – 0.65 131.3
(1.37) 9,423 1.67 (e) – (0.08) 106.6
10.33 13,305 1.30 (e) – 0.74 60.0
0.45 9,098 1.45 (e) – 0.41 61.1
18.79 15,901 1.44 (e) – 0.32 58.5
2.13 20,452 1.48 (e) – 0.87 131.3
(1.15) 29,970 1.49 (e) – 0.10 106.6
10.49 13,340 1.11 (e) – 0.93 60.0
0.64 8,590 1.26 (e) – 0.60 61.1
18.99 14,907 1.25 (e) – 0.52 58.5
2.35 (d) 20,414 1.29 (e) – 1.03 131.3
(0.92) (d) 27,448 1.30 (e) – 0.30 106.6
10.63 29,270 0.99 (e) – 1.06 60.0
0.73 27,630 1.14 (e) – 0.70 61.1
19.18 35,516 1.13 (e) – 0.66 58.5
2.49 50,945 1.17 (e) – 1.15 131.3
(0.89) 66,454 1.18 (e) – 0.41 106.6
5.68 (g) 1,980,217 0.64 (e ),( h) – 1.33 (h) 60.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

41
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class J shares
2019 $ 1 .00 $ 0 .02 $ 0 .02 ( $ 0 .02 ) ( $ 0 .02 ) $ 1 .00
2018 1 .00 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – – – – 1 .00
2016 1 .00 – – – – 1 .00
2015 1 .00 – – – – 1 .00

42
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets
1 .88% (c) $ 278,464 0 .60% 0 .75% 1 .84%
1 .29 (c) 257,738 0 .59 0 .74 1 .28
0 .48 (c) 243,195 0 .58 0 .73 0 .43
0 .00 (c) 268,364 0 .50 0 .76 0 .00
0 .00 (c) 254,240 0 .20 0 .83 0 .00
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.

43
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2019 $ 10 .12 $ 0 .28 $ 0 .14 $ 0 .42 ( $ 0 .24 ) ( $ 0 .61 ) ( $ 0 .85 ) $ 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
2017 9 .40 0 .20 2 .12 2 .32 ( 0 .19 ) – ( 0 .19 ) 11 .53
2016 10 .17 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 9 .40
2015 11 .51 0 .20 ( 0 .73 ) ( 0 .53 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 10 .17
R-1 shares
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
2017 9 .30 0 .12 2 .10 2 .22 ( 0 .14 ) – ( 0 .14 ) 11 .38
2016 10 .07 0 .10 ( 0 .59 ) ( 0 .49 ) ( 0 .09 ) ( 0 .19 ) ( 0 .28 ) 9 .30
2015 11 .40 0 .10 ( 0 .72 ) ( 0 .62 ) ( 0 .18 ) ( 0 .53 ) ( 0 .71 ) 10 .07
R-2 shares
2019 10 .03 0 .20 0 .16 0 .36 ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 9 .61
2018 11 .44 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .03
2017 9 .32 0 .13 2 .10 2 .23 ( 0 .11 ) – ( 0 .11 ) 11 .44
2016 10 .09 0 .12 ( 0 .59 ) ( 0 .47 ) ( 0 .11 ) ( 0 .19 ) ( 0 .30 ) 9 .32
2015 11 .42 0 .11 ( 0 .71 ) ( 0 .60 ) ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .09
R-3 shares
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
2017 9 .31 0 .16 2 .08 2 .24 ( 0 .14 ) – ( 0 .14 ) 11 .41
2016 10 .08 0 .14 ( 0 .59 ) ( 0 .45 ) ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 9 .31
2015 11 .41 0 .13 ( 0 .71 ) ( 0 .58 ) ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 10 .08
R-4 shares
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06
2017 9 .35 0 .17 2 .10 2 .27 ( 0 .16 ) – ( 0 .16 ) 11 .46
2016 10 .12 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 9 .35
2015 11 .45 0 .16 ( 0 .72 ) ( 0 .56 ) ( 0 .24 ) ( 0 .53 ) ( 0 .77 ) 10 .12
R-5 shares
2019 10 .07 0 .25 0 .15 0 .40 ( 0 .22 ) ( 0 .61 ) ( 0 .83 ) 9 .64
2018 11 .47 0 .22 ( 1 .29 ) ( 1 .07 ) ( 0 .18 ) ( 0 .15 ) ( 0 .33 ) 10 .07
2017 9 .36 0 .18 2 .10 2 .28 ( 0 .17 ) – ( 0 .17 ) 11 .47
2016 10 .12 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .16 ) ( 0 .19 ) ( 0 .35 ) 9 .36
2015 11 .46 0 .17 ( 0 .73 ) ( 0 .56 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .12

44
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .38% $ 2,580,956 1 .04% (b) 2 .95% 47 .8%
( 9 .44 ) 2,919,837 1 .02 (b) 2 .21 45 .9
25 .17 3,634,802 1 .04 (b) 1 .94 50 .5
( 3 .88 ) 3,080,741 1 .07 (b) 2 .05 31 .8
( 4 .66 ) 2,654,066 1 .06 (b) 1 .85 35 .8
4 .40 15 1 .91 (b) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (b) 1 .38 45 .9
24 .16 19 1 .91 (b) 1 .15 50 .5
( 4 .82 ) 21 1 .94 (b) 1 .05 31 .8
( 5 .49 ) 12 1 .93 (b) 0 .95 35 .8
4 .61 13 1 .78 (b) 2 .19 47 .8
( 10 .14 ) 13 1 .76 (b) 1 .49 45 .9
24 .25 14 1 .78 (b) 1 .22 50 .5
( 4 .63 ) 14 1 .81 (b) 1 .29 31 .8
( 5 .36 ) 12 1 .80 (b) 1 .07 35 .8
4 .82 499 1 .60 (b) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (b) 1 .67 45 .9
24 .35 650 1 .60 (b) 1 .50 50 .5
( 4 .43 ) 321 1 .63 (b) 1 .49 31 .8
( 5 .12 ) 281 1 .62 (b) 1 .25 35 .8
5 .05 530 1 .41 (b) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (b) 1 .88 45 .9
24 .64 569 1 .41 (b) 1 .63 50 .5
( 4 .28 ) 546 1 .44 (b) 1 .71 31 .8
( 4 .98 ) 461 1 .43 (b) 1 .46 35 .8
5 .08 596 1 .29 (b) 2 .69 47 .8
( 9 .62 ) 631 1 .27 (b) 2 .01 45 .9
24 .75 657 1 .29 (b) 1 .73 50 .5
( 4 .15 ) (c) 501 1 .32 (b) 1 .81 31 .8
( 4 .85 ) (c) 512 1 .31 (b) 1 .57 35 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

45
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2019 $ 64 .54 $ 0 .74 $ 5 .84 $ 6 .58 ( $ 0 .83 ) ( $ 18 .20 ) ( $ 19 .03 ) $ 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
2017 58 .24 0 .78 11 .72 12 .50 ( 0 .79 ) ( 5 .09 ) ( 5 .88 ) 64 .86
2016 60 .21 0 .86 0 .39 1 .25 ( 0 .87 ) ( 2 .35 ) ( 3 .22 ) 58 .24
2015 59 .67 0 .86 2 .64 3 .50 ( 0 .73 ) ( 2 .23 ) ( 2 .96 ) 60 .21
R-1 shares
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
2017 57 .05 0 .24 11 .52 11 .76 ( 0 .22 ) ( 5 .09 ) ( 5 .31 ) 63 .50
2016 59 .14 0 .37 0 .38 0 .75 ( 0 .49 ) ( 2 .35 ) ( 2 .84 ) 57 .05
2015 58 .68 0 .33 2 .60 2 .93 ( 0 .24 ) ( 2 .23 ) ( 2 .47 ) 59 .14
R-2 shares
2019 63 .18 0 .36 5 .67 6 .03 ( 0 .38 ) ( 18 .20 ) ( 18 .58 ) 50 .63
2018 63 .62 0 .60 3 .48 4 .08 ( 0 .39 ) ( 4 .13 ) ( 4 .52 ) 63 .18
2017 57 .24 0 .34 11 .51 11 .85 ( 0 .38 ) ( 5 .09 ) ( 5 .47 ) 63 .62
2016 59 .28 0 .43 0 .40 0 .83 ( 0 .52 ) ( 2 .35 ) ( 2 .87 ) 57 .24
2015 58 .79 0 .41 2 .59 3 .00 ( 0 .28 ) ( 2 .23 ) ( 2 .51 ) 59 .28
R-3 shares
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
2017 57 .22 0 .45 11 .51 11 .96 ( 0 .48 ) ( 5 .09 ) ( 5 .57 ) 63 .61
2016 59 .22 0 .53 0 .40 0 .93 ( 0 .58 ) ( 2 .35 ) ( 2 .93 ) 57 .22
2015 58 .78 0 .52 2 .59 3 .11 ( 0 .44 ) ( 2 .23 ) ( 2 .67 ) 59 .22
R-4 shares
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
2017 57 .69 0 .56 11 .60 12 .16 ( 0 .58 ) ( 5 .09 ) ( 5 .67 ) 64 .18
2016 59 .66 0 .65 0 .40 1 .05 ( 0 .67 ) ( 2 .35 ) ( 3 .02 ) 57 .69
2015 59 .17 0 .63 2 .62 3 .25 ( 0 .53 ) ( 2 .23 ) ( 2 .76 ) 59 .66
R-5 shares
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05
2017 57 .87 0 .63 11 .64 12 .27 ( 0 .65 ) ( 5 .09 ) ( 5 .74 ) 64 .40
2016 59 .86 0 .72 0 .39 1 .11 ( 0 .75 ) ( 2 .35 ) ( 3 .10 ) 57 .87
2015 59 .34 0 .70 2 .63 3 .33 ( 0 .58 ) ( 2 .23 ) ( 2 .81 ) 59 .86

46
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .85% $ 683,345 0 .47% (b) 1 .49% 35 .4%
7 .35 683,933 0 .47 (b) 1 .53 36 .3
22 .97 1,385,593 0 .47 (b) 1 .30 20 .1
2 .27 1,399,596 0 .47 1 .49 34 .5
6 .12 1,501,149 0 .46 1 .45 14 .0
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
21 .93 2,547 1 .33 0 .41 20 .1
1 .38 (c) 2,904 1 .33 0 .65 34 .5
5 .21 (c) 4,282 1 .33 0 .56 14 .0
16 .94 2,203 1 .24 0 .75 35 .4
6 .55 3,249 1 .22 0 .94 36 .3
22 .06 3,807 1 .20 0 .57 20 .1
1 .54 3,393 1 .20 0 .76 34 .5
5 .33 3,797 1 .20 0 .70 14 .0
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
22 .30 24,316 1 .02 0 .76 20 .1
1 .70 (c) 29,886 1 .02 0 .94 34 .5
5 .53 (c) 35,202 1 .02 0 .88 14 .0
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
22 .53 (c) 22,400 0 .83 0 .93 20 .1
1 .90 (c) 20,833 0 .83 1 .13 34 .5
5 .73 23,003 0 .83 1 .07 14 .0
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
22 .67 42,983 0 .71 1 .06 20 .1
2 .03 49,392 0 .71 1 .25 34 .5
5 .86 54,410 0 .71 1 .19 14 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

47
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2019 $ 13 .20 $ 0 .35 $ 0 .81 $ 1 .16 ( $ 0 .34 ) ( $ 0 .68 ) ( $ 1 .02 ) $ 13 .34
2018 13 .95 0 .36 ( 0 .45 ) ( 0 .09 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 13 .20
2017 13 .20 0 .26 1 .01 1 .27 ( 0 .24 ) ( 0 .28 ) ( 0 .52 ) 13 .95
2016 13 .44 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 13 .20
2015 13 .65 0 .27 ( 0 .22 ) 0 .05 ( 0 .26 ) – ( 0 .26 ) 13 .44
Institutional shares
2019 13 .26 0 .38 0 .80 1 .18 ( 0 .36 ) ( 0 .68 ) ( 1 .04 ) 13 .40
2018 14 .01 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .30 ) ( 0 .68 ) 13 .26
2017 13 .26 0 .29 1 .01 1 .30 ( 0 .27 ) ( 0 .28 ) ( 0 .55 ) 14 .01
2016 13 .50 0 .25 0 .16 0 .41 ( 0 .25 ) ( 0 .40 ) ( 0 .65 ) 13 .26
2015 13 .71 0 .32 ( 0 .23 ) 0 .09 ( 0 .30 ) – ( 0 .30 ) 13 .50
R-1 shares
2019 13 .18 0 .28 0 .79 1 .07 ( 0 .23 ) ( 0 .68 ) ( 0 .91 ) 13 .34
2018 13 .92 0 .26 ( 0 .45 ) ( 0 .19 ) ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 13 .18
2017 13 .15 0 .17 1 .01 1 .18 ( 0 .13 ) ( 0 .28 ) ( 0 .41 ) 13 .92
2016 13 .38 0 .15 0 .14 0 .29 ( 0 .12 ) ( 0 .40 ) ( 0 .52 ) 13 .15
2015 13 .58 0 .20 ( 0 .23 ) ( 0 .03 ) ( 0 .17 ) – ( 0 .17 ) 13 .38
R-2 shares
2019 13 .19 0 .28 0 .81 1 .09 ( 0 .26 ) ( 0 .68 ) ( 0 .94 ) 13 .34
2018 13 .92 0 .27 ( 0 .44 ) ( 0 .17 ) ( 0 .26 ) ( 0 .30 ) ( 0 .56 ) 13 .19
2017 13 .15 0 .19 1 .01 1 .20 ( 0 .15 ) ( 0 .28 ) ( 0 .43 ) 13 .92
2016 13 .39 0 .15 0 .15 0 .30 ( 0 .14 ) ( 0 .40 ) ( 0 .54 ) 13 .15
2015 13 .58 0 .22 ( 0 .24 ) ( 0 .02 ) ( 0 .17 ) – ( 0 .17 ) 13 .39
R-3 shares
2019 13 .12 0 .30 0 .82 1 .12 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 13 .28
2018 13 .87 0 .32 ( 0 .47 ) ( 0 .15 ) ( 0 .30 ) ( 0 .30 ) ( 0 .60 ) 13 .12
2017 13 .12 0 .21 1 .01 1 .22 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 13 .87
2016 13 .36 0 .18 0 .14 0 .32 ( 0 .16 ) ( 0 .40 ) ( 0 .56 ) 13 .12
2015 13 .56 0 .24 ( 0 .22 ) 0 .02 ( 0 .22 ) – ( 0 .22 ) 13 .36
R-4 shares
2019 13 .17 0 .35 0 .79 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .32
2018 13 .91 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .17
2017 13 .16 0 .24 1 .00 1 .24 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 13 .91
2016 13 .40 0 .21 0 .14 0 .35 ( 0 .19 ) ( 0 .40 ) ( 0 .59 ) 13 .16
2015 13 .60 0 .28 ( 0 .25 ) 0 .03 ( 0 .23 ) – ( 0 .23 ) 13 .40
R-5 shares
2019 13 .19 0 .35 0 .80 1 .15 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 13 .33
2018 13 .94 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .30 ) ( 0 .64 ) 13 .19
2017 13 .19 0 .26 1 .00 1 .26 ( 0 .23 ) ( 0 .28 ) ( 0 .51 ) 13 .94
2016 13 .43 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .40 ) ( 0 .61 ) 13 .19
2015 13 .64 0 .28 ( 0 .23 ) 0 .05 ( 0 .26 ) – ( 0 .26 ) 13 .43

48
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .71% (d) $ 212,675 0 .19% 0 .22% 2 .72% 37 .4%
( 0 .72 ) (d) 215,753 0 .18 0 .21 2 .62 21 .7
9 .99 (d) 248,655 0 .17 0 .20 1 .91 13 .0
2 .98 (d) 245,736 0 .22 0 .25 1 .71 15 .1
0 .36 (d) 249,105 0 .31 0 .34 1 .99 32 .7
9 .86 414,444 0 .02 – 2 .94 37 .4
( 0 .55 ) 464,671 0 .01 – 2 .91 21 .7
10 .15 628,211 0 .00 – 2 .16 13 .0
3 .25 768,118 0 .03 – 1 .94 15 .1
0 .65 871,781 0 .04 – 2 .31 32 .7
8 .92 3,967 0 .89 – 2 .18 37 .4
( 1 .41 ) 4,818 0 .89 – 1 .93 21 .7
9 .22 6,335 0 .88 – 1 .27 13 .0
2 .33 7,515 0 .91 – 1 .19 15 .1
( 0 .23 ) 12,141 0 .92 – 1 .48 32 .7
9 .07 3,517 0 .76 – 2 .14 37 .4
( 1 .26 ) 5,658 0 .76 – 1 .96 21 .7
9 .39 6,997 0 .75 – 1 .40 13 .0
2 .37 8,387 0 .78 – 1 .19 15 .1
( 0 .11 ) 12,072 0 .79 – 1 .63 32 .7
9 .35 26,022 0 .58 – 2 .36 37 .4
( 1 .16 ) 29,905 0 .58 – 2 .34 21 .7
9 .56 42,175 0 .57 – 1 .57 13 .0
2 .60 50,539 0 .60 – 1 .37 15 .1
0 .12 64,152 0 .61 – 1 .76 32 .7
9 .52 11,749 0 .39 – 2 .71 37 .4
( 0 .90 ) 16,391 0 .39 – 2 .51 21 .7
9 .77 22,920 0 .38 – 1 .78 13 .0
2 .80 29,697 0 .41 – 1 .61 15 .1
0 .26 38,245 0 .42 – 2 .10 32 .7
9 .59 27,348 0 .27 – 2 .76 37 .4
( 0 .83 ) 44,323 0 .27 – 2 .58 21 .7
9 .87 52,651 0 .26 – 1 .98 13 .0
2 .95 73,347 0 .29 – 1 .70 15 .1
0 .39 90,554 0 .30 – 2 .06 32 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

49
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2019 $ 10 .18 $ 0 .29 $ 0 .66 $ 0 .95 ( $ 0 .28 ) ( $ 0 .59 ) ( $ 0 .87 ) $ 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
2017 10 .17 0 .21 1 .00 1 .21 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 11 .02
2016 10 .76 0 .19 0 .08 0 .27 ( 0 .18 ) ( 0 .68 ) ( 0 .86 ) 10 .17
2015 11 .31 0 .26 ( 0 .18 ) 0 .08 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 10 .76
R-1 shares
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
2017 9 .90 0 .12 0 .97 1 .09 ( 0 .11 ) ( 0 .16 ) ( 0 .27 ) 10 .72
2016 10 .47 0 .10 0 .08 0 .18 ( 0 .07 ) ( 0 .68 ) ( 0 .75 ) 9 .90
2015 11 .02 0 .19 ( 0 .22 ) ( 0 .03 ) ( 0 .16 ) ( 0 .36 ) ( 0 .52 ) 10 .47
R-2 shares
2019 9 .97 0 .21 0 .65 0 .86 ( 0 .19 ) ( 0 .59 ) ( 0 .78 ) 10 .05
2018 10 .79 0 .21 ( 0 .33 ) ( 0 .12 ) ( 0 .20 ) ( 0 .50 ) ( 0 .70 ) 9 .97
2017 9 .94 0 .14 0 .97 1 .11 ( 0 .10 ) ( 0 .16 ) ( 0 .26 ) 10 .79
2016 10 .52 0 .12 0 .07 0 .19 ( 0 .09 ) ( 0 .68 ) ( 0 .77 ) 9 .94
2015 11 .07 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 10 .52
R-3 shares
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
2017 9 .94 0 .15 0 .97 1 .12 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 10 .76
2016 10 .53 0 .13 0 .08 0 .21 ( 0 .12 ) ( 0 .68 ) ( 0 .80 ) 9 .94
2015 11 .09 0 .21 ( 0 .20 ) 0 .01 ( 0 .21 ) ( 0 .36 ) ( 0 .57 ) 10 .53
R-4 shares
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
2017 10 .02 0 .17 0 .97 1 .14 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 10 .84
2016 10 .60 0 .15 0 .09 0 .24 ( 0 .14 ) ( 0 .68 ) ( 0 .82 ) 10 .02
2015 11 .15 0 .23 ( 0 .20 ) 0 .03 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .60
R-5 shares
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04
2017 10 .04 0 .18 0 .98 1 .16 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 10 .87
2016 10 .62 0 .16 0 .09 0 .25 ( 0 .15 ) ( 0 .68 ) ( 0 .83 ) 10 .04
2015 11 .18 0 .25 ( 0 .21 ) 0 .04 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 10 .62

50
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .48% $ 291,875 0 .02% 2 .95% 37 .5%
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
12 .29 477,915 0 .01 2 .03 19 .8
2 .91 556,606 0 .02 1 .87 13 .9
0 .72 594,985 0 .04 2 .41 39 .3
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
11 .31 7,182 0 .89 1 .20 19 .8
2 .07 8,405 0 .90 1 .03 13 .9
( 0 .23 ) 10,613 0 .92 1 .74 39 .3
9 .61 2,441 0 .76 2 .21 37 .5
( 1 .23 ) 3,812 0 .76 2 .06 23 .6
11 .47 5,612 0 .76 1 .33 19 .8
2 .19 8,043 0 .77 1 .19 13 .9
( 0 .08 ) 11,945 0 .79 1 .78 39 .3
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
11 .59 65,145 0 .58 1 .47 19 .8
2 .38 73,860 0 .59 1 .36 13 .9
0 .07 88,009 0 .61 1 .93 39 .3
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
11 .73 32,472 0 .39 1 .70 19 .8
2 .62 44,908 0 .40 1 .52 13 .9
0 .32 53,197 0 .42 2 .17 39 .3
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
11 .96 55,793 0 .27 1 .75 19 .8
2 .75 68,496 0 .28 1 .65 13 .9
0 .38 73,077 0 .30 2 .34 39 .3
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

51
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2019 $ 13 .78 $ 0 .34 $ 1 .04 $ 1 .38 ( $ 0 .33 ) ( $ 0 .57 ) ( $ 0 .90 ) $ 14 .26
2018 14 .66 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .37 ) ( 0 .42 ) ( 0 .79 ) 13 .78
2017 13 .32 0 .24 1 .56 1 .80 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 14 .66
2016 14 .10 0 .21 0 .10 0 .31 ( 0 .19 ) ( 0 .90 ) ( 1 .09 ) 13 .32
2015 14 .86 0 .35 ( 0 .27 ) 0 .08 ( 0 .32 ) ( 0 .52 ) ( 0 .84 ) 14 .10
Institutional shares
2019 13 .86 0 .37 1 .04 1 .41 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 14 .35
2018 14 .74 0 .42 ( 0 .49 ) ( 0 .07 ) ( 0 .39 ) ( 0 .42 ) ( 0 .81 ) 13 .86
2017 13 .40 0 .27 1 .56 1 .83 ( 0 .26 ) ( 0 .23 ) ( 0 .49 ) 14 .74
2016 14 .19 0 .24 0 .10 0 .34 ( 0 .23 ) ( 0 .90 ) ( 1 .13 ) 13 .40
2015 14 .94 0 .39 ( 0 .26 ) 0 .13 ( 0 .36 ) ( 0 .52 ) ( 0 .88 ) 14 .19
R-1 shares
2019 13 .71 0 .27 1 .02 1 .29 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .22
2018 14 .59 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 13 .71
2017 13 .26 0 .16 1 .54 1 .70 ( 0 .14 ) ( 0 .23 ) ( 0 .37 ) 14 .59
2016 14 .04 0 .13 0 .09 0 .22 ( 0 .10 ) ( 0 .90 ) ( 1 .00 ) 13 .26
2015 14 .79 0 .28 ( 0 .27 ) 0 .01 ( 0 .24 ) ( 0 .52 ) ( 0 .76 ) 14 .04
R-2 shares
2019 13 .70 0 .27 1 .04 1 .31 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .23
2018 14 .57 0 .31 ( 0 .48 ) ( 0 .17 ) ( 0 .28 ) ( 0 .42 ) ( 0 .70 ) 13 .70
2017 13 .24 0 .17 1 .54 1 .71 ( 0 .15 ) ( 0 .23 ) ( 0 .38 ) 14 .57
2016 14 .02 0 .15 0 .08 0 .23 ( 0 .11 ) ( 0 .90 ) ( 1 .01 ) 13 .24
2015 14 .76 0 .30 ( 0 .27 ) 0 .03 ( 0 .25 ) ( 0 .52 ) ( 0 .77 ) 14 .02
R-3 shares
2019 13 .69 0 .29 1 .03 1 .32 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .18
2018 14 .57 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .42 ) ( 0 .73 ) 13 .69
2017 13 .24 0 .19 1 .55 1 .74 ( 0 .18 ) ( 0 .23 ) ( 0 .41 ) 14 .57
2016 14 .02 0 .17 0 .10 0 .27 ( 0 .15 ) ( 0 .90 ) ( 1 .05 ) 13 .24
2015 14 .78 0 .32 ( 0 .28 ) 0 .04 ( 0 .28 ) ( 0 .52 ) ( 0 .80 ) 14 .02
R-4 shares
2019 13 .73 0 .35 1 .00 1 .35 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 14 .22
2018 14 .60 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .33 ) ( 0 .42 ) ( 0 .75 ) 13 .73
2017 13 .28 0 .23 1 .53 1 .76 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .60
2016 14 .06 0 .19 0 .10 0 .29 ( 0 .17 ) ( 0 .90 ) ( 1 .07 ) 13 .28
2015 14 .81 0 .37 ( 0 .30 ) 0 .07 ( 0 .30 ) ( 0 .52 ) ( 0 .82 ) 14 .06
R-5 shares
2019 13 .77 0 .33 1 .04 1 .37 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 14 .26
2018 14 .66 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .42 ) ( 0 .77 ) 13 .77
2017 13 .32 0 .25 1 .54 1 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 14 .66
2016 14 .10 0 .21 0 .10 0 .31 ( 0 .19 ) ( 0 .90 ) ( 1 .09 ) 13 .32
2015 14 .86 0 .36 ( 0 .27 ) 0 .09 ( 0 .33 ) ( 0 .52 ) ( 0 .85 ) 14 .10

52
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .94% (d) $ 880,475 0 .17% 0 .20% 2 .47% 34 .2%
( 0 .72 ) (d) 878,626 0 .17 0 .20 2 .59 20 .4
13 .99 (d) 966,158 0 .17 0 .20 1 .75 14 .2
2 .53 (d) 900,189 0 .20 0 .23 1 .64 12 .0
0 .59 (d) 900,725 0 .31 0 .34 2 .42 33 .5
11 .15 2,553,165 0 .01 – 2 .74 34 .2
( 0 .56 ) 2,869,014 0 .01 – 2 .91 20 .4
14 .10 3,661,569 0 .01 – 1 .97 14 .2
2 .71 3,948,810 0 .02 – 1 .83 12 .0
0 .95 4,195,249 0 .04 – 2 .70 33 .5
10 .22 20,527 0 .88 – 1 .97 34 .2
( 1 .50 ) 26,253 0 .88 – 1 .96 20 .4
13 .16 34,952 0 .88 – 1 .15 14 .2
1 .82 40,455 0 .90 – 0 .99 12 .0
0 .05 46,993 0 .91 – 1 .93 33 .5
10 .36 21,714 0 .75 – 1 .96 34 .2
( 1 .31 ) 26,429 0 .75 – 2 .15 20 .4
13 .27 44,802 0 .75 – 1 .23 14 .2
1 .92 48,551 0 .77 – 1 .13 12 .0
0 .21 57,059 0 .78 – 2 .11 33 .5
10 .51 127,255 0 .57 – 2 .16 34 .2
( 1 .16 ) 151,279 0 .57 – 2 .38 20 .4
13 .51 214,250 0 .57 – 1 .41 14 .2
2 .19 235,954 0 .59 – 1 .31 12 .0
0 .30 277,010 0 .60 – 2 .21 33 .5
10 .74 73,232 0 .38 – 2 .57 34 .2
( 0 .93 ) 113,348 0 .38 – 2 .41 20 .4
13 .66 149,079 0 .38 – 1 .65 14 .2
2 .37 182,490 0 .40 – 1 .48 12 .0
0 .53 197,589 0 .41 – 2 .57 33 .5
10 .90 194,723 0 .26 – 2 .44 34 .2
( 0 .91 ) 237,085 0 .26 – 2 .61 20 .4
13 .86 275,166 0 .26 – 1 .83 14 .2
2 .50 375,444 0 .28 – 1 .62 12 .0
0 .63 433,423 0 .29 – 2 .48 33 .5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

53
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2019 $ 11.18 $ 0.29 $ 0.92 $ 1.21 ( $ 0.27) ( $ 0 .37) ( $ 0.64) $ 11.75
2018 11.77 0.32 (0.36) (0.04) (0.31) (0.24) (0.55) 11.18
2017 10.51 0.20 1.44 1.64 (0.19) (0.19) (0.38) 11.77
2016 11.17 0.17 0.07 0.24 (0.17) (0.73) (0.90) 10.51
2015 11.76 0.29 ( 0 .18) 0.11 (0.31) (0.39) (0.70) 11.17
R-1 shares
2019 10.89 0.19 0.90 1.09 (0.17) (0.37) (0.54) 11.44
2018 11.47 0.24 (0.37) (0.13) (0.21) (0.24) (0.45) 10.89
2017 10.26 0.11 1.39 1.50 (0.10) (0.19) (0.29) 11.47
2016 10.92 0.09 0.05 0.14 (0.07) (0.73) (0.80) 10.26
2015 11.51 0.22 (0.20) 0.02 (0.22) (0.39) (0.61) 10.92
R-2 shares
2019 10.93 0.20 0.91 1.11 (0.19) (0.37) (0.56) 11.48
2018 11.51 0.22 (0.34) (0.12) (0.22) (0.24) (0.46) 10.93
2017 10.28 0.12 1.41 1.53 (0.11) (0.19) (0.30) 11.51
2016 10.95 0.11 0.04 0.15 (0.09) (0.73) (0.82) 10.28
2015 11.53 0.23 (0.20) 0.03 (0.22) (0.39) (0.61) 10.95
R-3 shares
2019 10.94 0.22 0.90 1.12 (0.21) (0.37) (0.58) 11.48
2018 11.52 0.26 (0.36) (0.10) (0.24) (0.24) (0.48) 10.94
2017 10.30 0.14 1.40 1.54 (0.13) (0.19) (0.32) 11.52
2016 10.97 0.12 0.05 0.17 (0.11) (0.73) (0.84) 10.30
2015 11.56 0.24 (0.19) 0.05 (0.25) (0.39) (0.64) 10.97
R-4 shares
2019 11.05 0.25 0.91 1.16 (0.23) (0.37) (0.60) 11.61
2018 11.63 0.27 (0.35) ( 0 .08) (0.26) (0.24) (0.50) 11.05
2017 10.39 0.16 1.42 1.58 (0.15) (0.19) (0.34) 11.63
2016 11.06 0.13 0 .06 0.19 (0.13) (0.73) (0.86) 10.39
2015 11.65 0.27 (0.20) 0.07 (0.27) (0.39) (0.66) 11.06
R-5 shares
2019 11 .10 0.26 0.91 1.17 (0.24) (0.37) (0.61) 11.66
2018 11.68 0.29 (0.35) (0.06) (0.28) (0.24) (0.52) 11.10
2017 10.44 0.18 1.42 1.60 (0.17) (0.19) (0.36) 11.68
2016 11.10 0.15 0.06 0.21 (0.14) (0.73) (0.87) 10.44
2015 11.69 0.29 (0.21) 0.08 (0.28) (0.39) (0.67) 11.10

54
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11.81% $ 1,155,367 0.01% 2.60% 34 . 9%
(0.49) 1,203,265 0.01 2.75 26.0
16.08 1,316,450 0.01 1.84 22.0
2.50 1,247,487 0.02 1.69 13.7
1.01 1,139,392 0.04 2.60 49.9
10.78 11,116 0.88 1.73 34 . 9
(1.24) 11,721 0.88 2.08 26.0
14.99 15,858 0.88 1.02 22.0
1.55 14,810 0.89 0.89 13.7
0.19 16,680 0.91 2.00 49.9
10.98 12,515 0.75 1.80 34 . 9
(1.21) 13,705 0.75 1.96 26.0
15.20 15,766 0.75 1.11 22.0
1.68 18,268 0.76 1.06 13.7
0.32 21,044 0.78 2.07 49.9
11.07 134,168 0.57 2.04 34 . 9
(0.96) 142,783 0.57 2.29 26.0
15.37 175,880 0.57 1.33 22.0
1.88 172,896 0.58 1.18 13.7
0.49 173,313 0.60 2.18 49.9
11.37 63,748 0.38 2.30 34 . 9
(0.83) 77,410 0.38 2.31 26.0
15.67 91,191 0.38 1.49 22.0
2.01 96,203 0.39 1.28 13.7
0.65 80,896 0.41 2.42 49.9
11.49 118,440 0.26 2.31 34 . 9
(0.66) 135,376 0.26 2.50 26.0
15.72 141,431 0.26 1.62 22.0
2.23 143,138 0.27 1.44 13.7
0.76 125,570 0.29 2.60 49.9
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

55
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2019 $ 14 .24 $ 0 .31 $ 1 .23 $ 1 .54 ( $ 0 .30 ) ( $ 0 .71 ) ( $ 1 .01 ) $ 14 .77
2018 15 .18 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 14 .24
2017 13 .38 0 .21 2 .09 2 .30 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 15 .18
2016 14 .37 0 .19 0 .01 0 .20 ( 0 .18 ) ( 1 .01 ) ( 1 .19 ) 13 .38
2015 15 .17 0 .36 ( 0 .23 ) 0 .13 ( 0 .35 ) ( 0 .58 ) ( 0 .93 ) 14 .37
Institutional shares
2019 14 .29 0 .35 1 .22 1 .57 ( 0 .32 ) ( 0 .71 ) ( 1 .03 ) 14 .83
2018 15 .23 0 .43 ( 0 .50 ) ( 0 .07 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 14 .29
2017 13 .43 0 .25 2 .08 2 .33 ( 0 .24 ) ( 0 .29 ) ( 0 .53 ) 15 .23
2016 14 .43 0 .22 – 0 .22 ( 0 .21 ) ( 1 .01 ) ( 1 .22 ) 13 .43
2015 15 .22 0 .40 ( 0 .22 ) 0 .18 ( 0 .39 ) ( 0 .58 ) ( 0 .97 ) 14 .43
R-1 shares
2019 14 .12 0 .23 1 .22 1 .45 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .68
2018 15 .05 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 14 .12
2017 13 .28 0 .13 2 .05 2 .18 ( 0 .12 ) ( 0 .29 ) ( 0 .41 ) 15 .05
2016 14 .26 0 .11 – 0 .11 ( 0 .08 ) ( 1 .01 ) ( 1 .09 ) 13 .28
2015 15 .07 0 .28 ( 0 .25 ) 0 .03 ( 0 .26 ) ( 0 .58 ) ( 0 .84 ) 14 .26
R-2 shares
2019 14 .18 0 .24 1 .22 1 .46 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .75
2018 15 .10 0 .30 ( 0 .48 ) ( 0 .18 ) ( 0 .27 ) ( 0 .47 ) ( 0 .74 ) 14 .18
2017 13 .31 0 .14 2 .07 2 .21 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 15 .10
2016 14 .29 0 .13 – 0 .13 ( 0 .10 ) ( 1 .01 ) ( 1 .11 ) 13 .31
2015 15 .08 0 .32 ( 0 .26 ) 0 .06 ( 0 .27 ) ( 0 .58 ) ( 0 .85 ) 14 .29
R-3 shares
2019 14 .19 0 .27 1 .21 1 .48 ( 0 .23 ) ( 0 .71 ) ( 0 .94 ) 14 .73
2018 15 .12 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 14 .19
2017 13 .34 0 .17 2 .06 2 .23 ( 0 .16 ) ( 0 .29 ) ( 0 .45 ) 15 .12
2016 14 .33 0 .15 – 0 .15 ( 0 .13 ) ( 1 .01 ) ( 1 .14 ) 13 .34
2015 15 .13 0 .34 ( 0 .25 ) 0 .09 ( 0 .31 ) ( 0 .58 ) ( 0 .89 ) 14 .33
R-4 shares
2019 14 .69 0 .34 1 .22 1 .56 ( 0 .26 ) ( 0 .71 ) ( 0 .97 ) 15 .28
2018 15 .62 0 .36 ( 0 .49 ) ( 0 .13 ) ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .69
2017 13 .76 0 .21 2 .13 2 .34 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .62
2016 14 .75 0 .18 – 0 .18 ( 0 .16 ) ( 1 .01 ) ( 1 .17 ) 13 .76
2015 15 .54 0 .41 ( 0 .29 ) 0 .12 ( 0 .33 ) ( 0 .58 ) ( 0 .91 ) 14 .75
R-5 shares
2019 14 .26 0 .31 1 .22 1 .53 ( 0 .29 ) ( 0 .71 ) ( 1 .00 ) 14 .79
2018 15 .19 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 14 .26
2017 13 .40 0 .23 2 .05 2 .28 ( 0 .20 ) ( 0 .29 ) ( 0 .49 ) 15 .19
2016 14 .39 0 .20 ( 0 .01 ) 0 .19 ( 0 .17 ) ( 1 .01 ) ( 1 .18 ) 13 .40
2015 15 .19 0 .37 ( 0 .24 ) 0 .13 ( 0 .35 ) ( 0 .58 ) ( 0 .93 ) 14 .39

56
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .06% (d) $ 1,197,486 0 .18% 0 .21% 2 .24% 23 .0%
( 0 .80 ) (d) 1,146,825 0 .17 0 .20 2 .48 23 .8
17 .74 (d) 1,217,752 0 .18 0 .21 1 .53 20 .9
1 .68 (d) 1,066,715 0 .22 0 .25 1 .47 15 .2
0 .96 (d) 1,046,222 0 .32 0 .35 2 .44 36 .0
12 .31 3,620,578 0 .01 – 2 .47 23 .0
( 0 .65 ) 3,625,771 0 .01 – 2 .86 23 .8
17 .89 4,468,390 0 .01 – 1 .76 20 .9
1 .88 4,517,455 0 .02 – 1 .66 15 .2
1 .32 4,549,028 0 .04 – 2 .73 36 .0
11 .34 22,286 0 .88 – 1 .65 23 .0
( 1 .49 ) 24,982 0 .88 – 1 .90 23 .8
16 .83 33,711 0 .88 – 0 .91 20 .9
1 .03 34,738 0 .90 – 0 .87 15 .2
0 .32 41,478 0 .91 – 1 .94 36 .0
11 .40 25,321 0 .75 – 1 .74 23 .0
( 1 .34 ) 28,262 0 .75 – 2 .00 23 .8
17 .04 46,339 0 .75 – 1 .02 20 .9
1 .14 47,988 0 .77 – 0 .97 15 .2
0 .52 59,122 0 .78 – 2 .17 36 .0
11 .62 153,293 0 .57 – 1 .92 23 .0
( 1 .17 ) 163,571 0 .57 – 2 .27 23 .8
17 .18 218,611 0 .57 – 1 .21 20 .9
1 .35 233,975 0 .59 – 1 .13 15 .2
0 .67 250,480 0 .60 – 2 .30 36 .0
11 .78 89,004 0 .38 – 2 .37 23 .0
( 0 .97 ) 129,933 0 .38 – 2 .34 23 .8
17 .47 171,835 0 .38 – 1 .43 20 .9
1 .50 184,624 0 .40 – 1 .34 15 .2
0 .88 200,722 0 .41 – 2 .72 36 .0
11 .94 245,044 0 .26 – 2 .21 23 .0
( 0 .85 ) 268,734 0 .26 – 2 .49 23 .8
17 .53 297,179 0 .26 – 1 .64 20 .9
1 .66 374,343 0 .28 – 1 .48 15 .2
1 .00 422,505 0 .29 – 2 .50 36 .0
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

57
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2019 $ 11 .97 $ 0 .28 $ 1 .06 $ 1 .34 ( $ 0 .27 ) ( $ 0 .55 ) ( $ 0 .82 ) $ 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
2017 11 .03 0 .20 1 .85 2 .05 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 12 .62
2016 11 .52 0 .16 ( 0 .05 ) 0 .11 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .03
2015 12 .14 0 .28 ( 0 .12 ) 0 .16 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 11 .52
R-1 shares
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
2017 10 .80 0 .10 1 .82 1 .92 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 12 .35
2016 11 .29 0 .07 ( 0 .06 ) 0 .01 ( 0 .06 ) ( 0 .44 ) ( 0 .50 ) 10 .80
2015 11 .92 0 .23 ( 0 .18 ) 0 .05 ( 0 .21 ) ( 0 .47 ) ( 0 .68 ) 11 .29
R-2 shares
2019 11 .70 0 .18 1 .05 1 .23 ( 0 .18 ) ( 0 .55 ) ( 0 .73 ) 12 .20
2018 12 .34 0 .20 ( 0 .26 ) ( 0 .06 ) ( 0 .19 ) ( 0 .39 ) ( 0 .58 ) 11 .70
2017 10 .79 0 .10 1 .83 1 .93 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 12 .34
2016 11 .28 0 .09 ( 0 .06 ) 0 .03 ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .79
2015 11 .91 0 .22 ( 0 .15 ) 0 .07 ( 0 .23 ) ( 0 .47 ) ( 0 .70 ) 11 .28
R-3 shares
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
2017 10 .85 0 .13 1 .82 1 .95 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 12 .40
2016 11 .34 0 .11 ( 0 .06 ) 0 .05 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .85
2015 11 .97 0 .24 ( 0 .15 ) 0 .09 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 11 .34
R-4 shares
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
2017 10 .92 0 .15 1 .84 1 .99 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 12 .49
2016 11 .41 0 .12 ( 0 .05 ) 0 .07 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 10 .92
2015 12 .04 0 .28 ( 0 .16 ) 0 .12 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 11 .41
R-5 shares
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90
2017 10 .97 0 .16 1 .84 2 .00 ( 0 .14 ) ( 0 .29 ) ( 0 .43 ) 12 .54
2016 11 .45 0 .13 ( 0 .04 ) 0 .09 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 10 .97
2015 12 .08 0 .29 ( 0 .16 ) 0 .13 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 11 .45

58
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .43% $ 955,390 0 .01% 2 .35% 25 .9%
0 .04 942,246 0 .01 2 .44 20 .2
19 .29 1,014,681 0 .01 1 .68 30 .6
1 .11 973,792 0 .02 1 .48 15 .2
1 .52 888,781 0 .04 2 .43 38 .8
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
18 .35 12,731 0 .88 0 .89 30 .6
0 .21 12,700 0 .89 0 .65 15 .2
0 .57 12,831 0 .92 1 .99 38 .8
11 .57 12,399 0 .76 1 .59 25 .9
( 0 .62 ) 12,201 0 .75 1 .61 20 .2
18 .44 14,244 0 .75 0 .90 30 .6
0 .37 13,427 0 .76 0 .84 15 .2
0 .70 15,383 0 .79 1 .92 38 .8
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
18 .58 115,904 0 .57 1 .16 30 .6
0 .56 111,881 0 .58 1 .00 15 .2
0 .91 117,689 0 .61 2 .06 38 .8
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
18 .88 72,336 0 .38 1 .28 30 .6
0 .71 70,656 0 .39 1 .08 15 .2
1 .10 65,678 0 .42 2 .42 38 .8
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
18 .91 108,479 0 .26 1 .40 30 .6
0 .92 107,447 0 .27 1 .24 15 .2
1 .21 98,245 0 .30 2 .47 38 .8
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

59
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2019 $ 15 .15 $ 0 .30 $ 1 .36 $ 1 .66 ( $ 0 .29 ) ( $ 0 .91 ) ( $ 1 .20 ) $ 15 .61
2018 16 .06 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .59 ) ( 0 .92 ) 15 .15
2017 13 .99 0 .21 2 .51 2 .72 ( 0 .19 ) ( 0 .46 ) ( 0 .65 ) 16 .06
2016 14 .78 0 .18 ( 0 .09 ) 0 .09 ( 0 .16 ) ( 0 .72 ) ( 0 .88 ) 13 .99
2015 15 .61 0 .35 ( 0 .19 ) 0 .16 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 14 .78
Institutional shares
2019 15 .29 0 .34 1 .37 1 .71 ( 0 .32 ) ( 0 .91 ) ( 1 .23 ) 15 .77
2018 16 .20 0 .41 ( 0 .37 ) 0 .04 ( 0 .36 ) ( 0 .59 ) ( 0 .95 ) 15 .29
2017 14 .10 0 .24 2 .53 2 .77 ( 0 .21 ) ( 0 .46 ) ( 0 .67 ) 16 .20
2016 14 .91 0 .21 ( 0 .09 ) 0 .12 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 14 .10
2015 15 .74 0 .41 ( 0 .20 ) 0 .21 ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 14 .91
R-1 shares
2019 15 .08 0 .21 1 .35 1 .56 ( 0 .18 ) ( 0 .91 ) ( 1 .09 ) 15 .55
2018 15 .98 0 .24 ( 0 .33 ) ( 0 .09 ) ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 15 .08
2017 13 .92 0 .12 2 .49 2 .61 ( 0 .09 ) ( 0 .46 ) ( 0 .55 ) 15 .98
2016 14 .71 0 .09 ( 0 .09 ) – ( 0 .07 ) ( 0 .72 ) ( 0 .79 ) 13 .92
2015 15 .54 0 .30 ( 0 .22 ) 0 .08 ( 0 .28 ) ( 0 .63 ) ( 0 .91 ) 14 .71
R-2 shares
2019 15 .09 0 .21 1 .38 1 .59 ( 0 .17 ) ( 0 .91 ) ( 1 .08 ) 15 .60
2018 15 .99 0 .27 ( 0 .34 ) ( 0 .07 ) ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 15 .09
2017 13 .93 0 .13 2 .50 2 .63 ( 0 .11 ) ( 0 .46 ) ( 0 .57 ) 15 .99
2016 14 .72 0 .11 ( 0 .10 ) 0 .01 ( 0 .08 ) ( 0 .72 ) ( 0 .80 ) 13 .93
2015 15 .54 0 .34 ( 0 .24 ) 0 .10 ( 0 .29 ) ( 0 .63 ) ( 0 .92 ) 14 .72
R-3 shares
2019 15 .06 0 .25 1 .35 1 .60 ( 0 .23 ) ( 0 .91 ) ( 1 .14 ) 15 .52
2018 15 .96 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 15 .06
2017 13 .90 0 .16 2 .50 2 .66 ( 0 .14 ) ( 0 .46 ) ( 0 .60 ) 15 .96
2016 14 .71 0 .13 ( 0 .10 ) 0 .03 ( 0 .12 ) ( 0 .72 ) ( 0 .84 ) 13 .90
2015 15 .54 0 .33 ( 0 .20 ) 0 .13 ( 0 .33 ) ( 0 .63 ) ( 0 .96 ) 14 .71
R-4 shares
2019 15 .10 0 .31 1 .32 1 .63 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .56
2018 15 .99 0 .32 ( 0 .33 ) ( 0 .01 ) ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 15 .10
2017 13 .94 0 .19 2 .48 2 .67 ( 0 .16 ) ( 0 .46 ) ( 0 .62 ) 15 .99
2016 14 .74 0 .16 ( 0 .09 ) 0 .07 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 13 .94
2015 15 .57 0 .40 ( 0 .25 ) 0 .15 ( 0 .35 ) ( 0 .63 ) ( 0 .98 ) 14 .74
R-5 shares
2019 15 .20 0 .29 1 .37 1 .66 ( 0 .28 ) ( 0 .91 ) ( 1 .19 ) 15 .67
2018 16 .10 0 .34 ( 0 .33 ) 0 .01 ( 0 .32 ) ( 0 .59 ) ( 0 .91 ) 15 .20
2017 14 .02 0 .23 2 .48 2 .71 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 16 .10
2016 14 .83 0 .18 ( 0 .10 ) 0 .08 ( 0 .17 ) ( 0 .72 ) ( 0 .89 ) 14 .02
2015 15 .66 0 .36 ( 0 .18 ) 0 .18 ( 0 .38 ) ( 0 .63 ) ( 1 .01 ) 14 .83

60
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .47% (d) $ 752,041 0 .20% 0 .23% 2 .01% 14 .6%
( 0 .03 ) (d) 700,995 0 .19 0 .22 2 .14 16 .0
20 .15 (d) 732,742 0 .19 0 .22 1 .39 26 .6
0 .78 (d) 625,617 0 .24 0 .27 1 .28 17 .9
1 .15 (d) 609,315 0 .35 0 .38 2 .34 25 .2
12 .72 2,569,620 0 .01 – 2 .25 14 .6
0 .13 2,529,716 0 .01 – 2 .53 16 .0
20 .45 3,129,453 0 .01 – 1 .64 26 .6
0 .94 3,052,072 0 .02 – 1 .50 17 .9
1 .47 3,056,094 0 .04 – 2 .68 25 .2
11 .68 17,042 0 .88 – 1 .45 14 .6
( 0 .71 ) 19,314 0 .88 – 1 .50 16 .0
19 .37 22,891 0 .88 – 0 .82 26 .6
0 .08 24,595 0 .90 – 0 .69 17 .9
0 .60 28,622 0 .91 – 2 .00 25 .2
11 .83 22,592 0 .75 – 1 .40 14 .6
( 0 .54 ) 22,726 0 .75 – 1 .67 16 .0
19 .50 36,466 0 .75 – 0 .87 26 .6
0 .19 32,821 0 .77 – 0 .79 17 .9
0 .73 37,545 0 .78 – 2 .29 25 .2
12 .01 99,952 0 .57 – 1 .72 14 .6
( 0 .37 ) 106,971 0 .57 – 1 .95 16 .0
19 .78 144,641 0 .57 – 1 .10 26 .6
0 .36 146,325 0 .59 – 0 .98 17 .9
0 .92 158,468 0 .60 – 2 .24 25 .2
12 .24 68,656 0 .38 – 2 .13 14 .6
( 0 .15 ) 90,529 0 .38 – 2 .01 16 .0
19 .89 119,680 0 .38 – 1 .32 26 .6
0 .62 127,949 0 .40 – 1 .17 17 .9
1 .07 134,693 0 .41 – 2 .64 25 .2
12 .40 173,689 0 .26 – 1 .98 14 .6
( 0 .07 ) 183,317 0 .26 – 2 .16 16 .0
20 .08 202,032 0 .26 – 1 .54 26 .6
0 .66 261,210 0 .28 – 1 .32 17 .9
1 .23 295,602 0 .29 – 2 .39 25 .2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

61
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2019 $ 12 .51 $ 0 .27 $ 1 .17 $ 1 .44 ( $ 0 .26 ) ( $ 0 .57 ) ( $ 0 .83 ) $ 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
2017 11 .25 0 .19 2 .12 2 .31 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .06
2016 11 .76 0 .16 ( 0 .07 ) 0 .09 ( 0 .16 ) ( 0 .44 ) ( 0 .60 ) 11 .25
2015 12 .39 0 .29 ( 0 .12 ) 0 .17 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 11 .76
R-1 shares
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
2017 10 .91 0 .08 2 .07 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .65
2016 11 .42 0 .07 ( 0 .09 ) ( 0 .02 ) ( 0 .05 ) ( 0 .44 ) ( 0 .49 ) 10 .91
2015 12 .06 0 .26 ( 0 .19 ) 0 .07 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .42
R-2 shares
2019 12 .10 0 .17 1 .14 1 .31 ( 0 .16 ) ( 0 .57 ) ( 0 .73 ) 12 .68
2018 12 .64 0 .18 ( 0 .23 ) ( 0 .05 ) ( 0 .19 ) ( 0 .30 ) ( 0 .49 ) 12 .10
2017 10 .90 0 .09 2 .06 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .64
2016 11 .42 0 .09 ( 0 .09 ) – ( 0 .08 ) ( 0 .44 ) ( 0 .52 ) 10 .90
2015 12 .06 0 .22 ( 0 .14 ) 0 .08 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 11 .42
R-3 shares
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
2017 10 .99 0 .12 2 .06 2 .18 ( 0 .11 ) ( 0 .33 ) ( 0 .44 ) 12 .73
2016 11 .51 0 .10 ( 0 .08 ) 0 .02 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 10 .99
2015 12 .14 0 .24 ( 0 .13 ) 0 .11 ( 0 .27 ) ( 0 .47 ) ( 0 .74 ) 11 .51
R-4 shares
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
2017 11 .07 0 .13 2 .10 2 .23 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .84
2016 11 .59 0 .11 ( 0 .07 ) 0 .04 ( 0 .12 ) ( 0 .44 ) ( 0 .56 ) 11 .07
2015 12 .22 0 .30 ( 0 .17 ) 0 .13 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 11 .59
R-5 shares
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33
2017 11 .09 0 .15 2 .10 2 .25 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .88
2016 11 .61 0 .13 ( 0 .08 ) 0 .05 ( 0 .13 ) ( 0 .44 ) ( 0 .57 ) 11 .09
2015 12 .24 0 .30 ( 0 .16 ) 0 .14 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .61

62
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .75% $ 705,002 0 .01% 2 .16% 19 .2%
0 .17 668,913 0 .01 2 .30 20 .9
21 .24 704,027 0 .02 1 .55 33 .7
0 .86 634,436 0 .03 1 .41 14 .7
1 .55 546,736 0 .05 2 .44 33 .3
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
20 .24 7,279 0 .89 0 .72 33 .7
( 0 .11 ) 6,930 0 .90 0 .63 14 .7
0 .67 7,540 0 .92 2 .22 33 .3
11 .98 9,777 0 .76 1 .39 19 .2
( 0 .52 ) 10,384 0 .76 1 .44 20 .9
20 .35 11,164 0 .76 0 .74 33 .7
0 .04 10,083 0 .77 0 .81 14 .7
0 .77 11,626 0 .79 1 .90 33 .3
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
20 .47 81,183 0 .58 0 .99 33 .7
0 .26 70,524 0 .59 0 .91 14 .7
1 .04 67,285 0 .61 2 .02 33 .3
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
20 .79 48,122 0 .39 1 .07 33 .7
0 .40 40,967 0 .40 1 .00 14 .7
1 .23 35,086 0 .42 2 .56 33 .3
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
20 .99 71,697 0 .27 1 .24 33 .7
0 .50 87,897 0 .28 1 .17 14 .7
1 .34 77,534 0 .30 2 .57 33 .3
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.

63
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2019 $ 14 .81 $ 0 .27 $ 1 .38 $ 1 .65 ( $ 0 .27 ) ( $ 0 .84 ) ( $ 1 .11 ) $ 15 .35
2018 15 .56 0 .31 ( 0 .28 ) 0 .03 ( 0 .32 ) ( 0 .46 ) ( 0 .78 ) 14 .81
2017 13 .38 0 .17 2 .62 2 .79 ( 0 .16 ) ( 0 .45 ) ( 0 .61 ) 15 .56
2016 14 .10 0 .15 ( 0 .11 ) 0 .04 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .38
2015 14 .91 0 .31 ( 0 .16 ) 0 .15 ( 0 .35 ) ( 0 .61 ) ( 0 .96 ) 14 .10
Institutional shares
2019 15 .24 0 .31 1 .43 1 .74 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 15 .84
2018 15 .99 0 .39 ( 0 .33 ) 0 .06 ( 0 .35 ) ( 0 .46 ) ( 0 .81 ) 15 .24
2017 13 .74 0 .22 2 .68 2 .90 ( 0 .20 ) ( 0 .45 ) ( 0 .65 ) 15 .99
2016 14 .47 0 .19 ( 0 .11 ) 0 .08 ( 0 .19 ) ( 0 .62 ) ( 0 .81 ) 13 .74
2015 15 .27 0 .39 ( 0 .17 ) 0 .22 ( 0 .41 ) ( 0 .61 ) ( 1 .02 ) 14 .47
R-1 shares
2019 15 .01 0 .22 1 .38 1 .60 ( 0 .16 ) ( 0 .84 ) ( 1 .00 ) 15 .61
2018 15 .75 0 .22 ( 0 .30 ) ( 0 .08 ) ( 0 .20 ) ( 0 .46 ) ( 0 .66 ) 15 .01
2017 13 .55 0 .09 2 .65 2 .74 ( 0 .09 ) ( 0 .45 ) ( 0 .54 ) 15 .75
2016 14 .27 0 .08 ( 0 .11 ) ( 0 .03 ) ( 0 .07 ) ( 0 .62 ) ( 0 .69 ) 13 .55
2015 15 .08 0 .28 ( 0 .19 ) 0 .09 ( 0 .29 ) ( 0 .61 ) ( 0 .90 ) 14 .27
R-2 shares
2019 15 .01 0 .19 1 .43 1 .62 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 15 .64
2018 15 .76 0 .24 ( 0 .29 ) ( 0 .05 ) ( 0 .24 ) ( 0 .46 ) ( 0 .70 ) 15 .01
2017 13 .55 0 .10 2 .66 2 .76 ( 0 .10 ) ( 0 .45 ) ( 0 .55 ) 15 .76
2016 14 .27 0 .10 ( 0 .12 ) ( 0 .02 ) ( 0 .08 ) ( 0 .62 ) ( 0 .70 ) 13 .55
2015 15 .07 0 .36 ( 0 .25 ) 0 .11 ( 0 .30 ) ( 0 .61 ) ( 0 .91 ) 14 .27
R-3 shares
2019 15 .02 0 .23 1 .41 1 .64 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 15 .60
2018 15 .77 0 .29 ( 0 .32 ) ( 0 .03 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 15 .02
2017 13 .56 0 .14 2 .65 2 .79 ( 0 .13 ) ( 0 .45 ) ( 0 .58 ) 15 .77
2016 14 .30 0 .12 ( 0 .12 ) – ( 0 .12 ) ( 0 .62 ) ( 0 .74 ) 13 .56
2015 15 .10 0 .33 ( 0 .19 ) 0 .14 ( 0 .33 ) ( 0 .61 ) ( 0 .94 ) 14 .30
R-4 shares
2019 15 .12 0 .27 1 .40 1 .67 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .71
2018 15 .86 0 .30 ( 0 .30 ) – ( 0 .28 ) ( 0 .46 ) ( 0 .74 ) 15 .12
2017 13 .64 0 .17 2 .65 2 .82 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .86
2016 14 .37 0 .15 ( 0 .12 ) 0 .03 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .64
2015 15 .16 0 .40 ( 0 .23 ) 0 .17 ( 0 .35 ) ( 0 .61 ) ( 0 .96 ) 14 .37
R-5 shares
2019 15 .17 0 .28 1 .41 1 .69 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 15 .76
2018 15 .92 0 .31 ( 0 .29 ) 0 .02 ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 15 .17
2017 13 .67 0 .20 2 .65 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .92
2016 14 .40 0 .17 ( 0 .13 ) 0 .04 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 13 .67
2015 15 .20 0 .35 ( 0 .16 ) 0 .19 ( 0 .38 ) ( 0 .61 ) ( 0 .99 ) 14 .40

64
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .60% (d) $ 238,083 0 .24% 0 .27% 1 .84% 17 .3%
0 .01 (d) 220,530 0 .23 0 .26 2 .00 16 .9
21 .65 (d) 230,498 0 .24 0 .27 1 .23 29 .6
0 .41 (d) 194,644 0 .36 0 .39 1 .11 17 .0
1 .12 (d) 183,490 0 .47 0 .50 2 .19 21 .6
12 .92 1,693,422 0 .01 – 2 .10 17 .3
0 .20 1,623,713 0 .01 – 2 .42 16 .9
21 .96 1,943,020 0 .01 – 1 .50 29 .6
0 .72 1,769,456 0 .03 – 1 .42 17 .0
1 .57 1,671,172 0 .04 – 2 .67 21 .6
11 .93 12,804 0 .88 – 1 .52 17 .3
( 0 .65 ) 13,369 0 .88 – 1 .41 16 .9
20 .87 15,806 0 .88 – 0 .66 29 .6
( 0 .12 ) 16,051 0 .90 – 0 .62 17 .0
0 .68 17,417 0 .92 – 1 .91 21 .6
12 .05 15,492 0 .75 – 1 .28 17 .3
( 0 .50 ) 16,119 0 .75 – 1 .52 16 .9
21 .08 24,926 0 .75 – 0 .71 29 .6
( 0 .07 ) 21,050 0 .77 – 0 .73 17 .0
0 .82 23,189 0 .79 – 2 .51 21 .6
12 .24 67,825 0 .57 – 1 .57 17 .3
( 0 .33 ) 69,167 0 .57 – 1 .83 16 .9
21 .30 84,500 0 .57 – 0 .96 29 .6
0 .09 77,168 0 .59 – 0 .90 17 .0
1 .03 76,536 0 .61 – 2 .26 21 .6
12 .44 45,136 0 .38 – 1 .84 17 .3
( 0 .12 ) 48,573 0 .38 – 1 .88 16 .9
21 .46 64,566 0 .38 – 1 .20 29 .6
0 .35 64,127 0 .40 – 1 .11 17 .0
1 .22 66,438 0 .42 – 2 .74 21 .6
12 .60 103,868 0 .26 – 1 .88 17 .3
( 0 .04 ) 114,158 0 .26 – 1 .91 16 .9
21 .67 105,711 0 .26 – 1 .40 29 .6
0 .45 155,397 0 .28 – 1 .25 17 .0
1 .35 170,071 0 .30 – 2 .38 21 .6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

65
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2019 $ 13 .22 $ 0 .26 $ 1 .29 $ 1 .55 ( $ 0 .26 ) ( $ 0 .51 ) ( $ 0 .77 ) $ 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
2017 11 .59 0 .18 2 .35 2 .53 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 13 .66
2016 12 .04 0 .15 ( 0 .09 ) 0 .06 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 11 .59
2015 12 .56 0 .28 ( 0 .09 ) 0 .19 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 12 .04
R-1 shares
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
2017 11 .21 0 .06 2 .27 2 .33 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 13 .17
2016 11 .66 0 .05 ( 0 .09 ) ( 0 .04 ) ( 0 .06 ) ( 0 .35 ) ( 0 .41 ) 11 .21
2015 12 .20 0 .21 ( 0 .12 ) 0 .09 ( 0 .25 ) ( 0 .38 ) ( 0 .63 ) 11 .66
R-2 shares
2019 12 .78 0 .15 1 .26 1 .41 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 13 .51
2018 13 .22 0 .17 ( 0 .22 ) ( 0 .05 ) ( 0 .20 ) ( 0 .19 ) ( 0 .39 ) 12 .78
2017 11 .24 0 .07 2 .29 2 .36 ( 0 .09 ) ( 0 .29 ) ( 0 .38 ) 13 .22
2016 11 .70 0 .07 ( 0 .10 ) ( 0 .03 ) ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 11 .24
2015 12 .23 0 .19 ( 0 .08 ) 0 .11 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 11 .70
R-3 shares
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
2017 11 .32 0 .10 2 .29 2 .39 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 13 .31
2016 11 .77 0 .09 ( 0 .09 ) – ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 11 .32
2015 12 .31 0 .22 ( 0 .10 ) 0 .12 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 11 .77
R-4 shares
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
2017 11 .40 0 .12 2 .32 2 .44 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .42
2016 11 .85 0 .10 ( 0 .08 ) 0 .02 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 11 .40
2015 12 .39 0 .29 ( 0 .15 ) 0 .14 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 11 .85
R-5 shares
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05
2017 11 .45 0 .14 2 .32 2 .46 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .49
2016 11 .89 0 .11 ( 0 .07 ) 0 .04 ( 0 .13 ) ( 0 .35 ) ( 0 .48 ) 11 .45
2015 12 .42 0 .28 ( 0 .12 ) 0 .16 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 11 .89

66
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .89% $ 375,813 0 .02% 1 .97% 15 .5%
0 .18 314,540 0 .02 2 .17 19 .6
22 .54 301,677 0 .03 1 .41 39 .4
0 .61 234,603 0 .04 1 .29 11 .5
1 .63 169,883 0 .07 (c) 2 .32 22 .4
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
21 .41 3,387 0 .89 (c) 0 .50 39 .4
( 0 .20 ) 2,723 0 .90 (c) 0 .43 11 .5
0 .75 2,254 0 .93 (c) 1 .74 22 .4
12 .08 4,308 0 .76 1 .17 15 .5
( 0 .49 ) 4,413 0 .76 1 .28 19 .6
21 .57 4,097 0 .76 (c) 0 .55 39 .4
( 0 .10 ) 2,743 0 .77 (c) 0 .62 11 .5
0 .95 2,398 0 .80 (c) 1 .64 22 .4
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
21 .81 31,997 0 .58 (c) 0 .81 39 .4
0 .16 21,628 0 .59 (c) 0 .79 11 .5
1 .01 16,439 0 .62 (c) 1 .81 22 .4
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
22 .07 20,884 0 .39 (c) 0 .98 39 .4
0 .28 15,452 0 .40 (c) 0 .89 11 .5
1 .18 11,748 0 .43 (c) 2 .38 22 .4
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
22 .20 24,125 0 .27 (c) 1 .13 39 .4
0 .44 28,139 0 .28 (c) 1 .02 11 .5
1 .37 19,662 0 .31 (c) 2 .31 22 .4
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Reflects Manager's contractual expense limit.

67
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2019 $ 13 .68 $ 0 .22 $ 1 .36 $ 1 .58 ( $ 0 .22 ) ( $ 0 .43 ) ( $ 0 .65 ) $ 14 .61
2018 14 .05 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 13 .68
2017 11 .86 0 .11 2 .46 2 .57 ( 0 .13 ) ( 0 .25 ) ( 0 .38 ) 14 .05
2016 12 .19 0 .12 ( 0 .09 ) 0 .03 ( 0 .13 ) ( 0 .23 ) ( 0 .36 ) 11 .86
2015 12 .36 0 .20 ( 0 .06 ) 0 .14 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 12 .19
Institutional shares
2019 13 .79 0 .26 1 .37 1 .63 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 14 .72
2018 14 .14 0 .31 ( 0 .27 ) 0 .04 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 13 .79
2017 11 .93 0 .16 2 .47 2 .63 ( 0 .17 ) ( 0 .25 ) ( 0 .42 ) 14 .14
2016 12 .26 0 .15 ( 0 .09 ) 0 .06 ( 0 .16 ) ( 0 .23 ) ( 0 .39 ) 11 .93
2015 12 .41 0 .23 ( 0 .05 ) 0 .18 ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 12 .26
R-1 shares
2019 13 .43 0 .15 1 .33 1 .48 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 14 .32
2018 13 .79 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .19 ) ( 0 .09 ) ( 0 .28 ) 13 .43
2017 11 .67 0 .05 2 .41 2 .46 ( 0 .09 ) ( 0 .25 ) ( 0 .34 ) 13 .79
2016 12 .03 0 .02 ( 0 .06 ) ( 0 .04 ) ( 0 .09 ) ( 0 .23 ) ( 0 .32 ) 11 .67
2015 12 .23 0 .10 ( 0 .02 ) 0 .08 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 12 .03
R-2 shares
2019 13 .48 0 .16 1 .35 1 .51 ( 0 .17 ) ( 0 .43 ) ( 0 .60 ) 14 .39
2018 13 .85 0 .18 ( 0 .24 ) ( 0 .06 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 13 .48
2017 11 .72 0 .07 2 .41 2 .48 ( 0 .10 ) ( 0 .25 ) ( 0 .35 ) 13 .85
2016 12 .06 0 .06 ( 0 .08 ) ( 0 .02 ) ( 0 .09 ) ( 0 .23 ) ( 0 .32 ) 11 .72
2015 12 .26 0 .14 ( 0 .05 ) 0 .09 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .06
R-3 shares
2019 13 .61 0 .19 1 .35 1 .54 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 14 .52
2018 13 .98 0 .24 ( 0 .28 ) ( 0 .04 ) ( 0 .24 ) ( 0 .09 ) ( 0 .33 ) 13 .61
2017 11 .82 0 .09 2 .44 2 .53 ( 0 .12 ) ( 0 .25 ) ( 0 .37 ) 13 .98
2016 12 .15 0 .09 ( 0 .08 ) 0 .01 ( 0 .11 ) ( 0 .23 ) ( 0 .34 ) 11 .82
2015 12 .33 0 .18 ( 0 .06 ) 0 .12 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 12 .15
R-4 shares
2019 13 .64 0 .24 1 .34 1 .58 ( 0 .22 ) ( 0 .43 ) ( 0 .65 ) 14 .57
2018 14 .01 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 13 .64
2017 11 .83 0 .12 2 .45 2 .57 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 14 .01
2016 12 .16 0 .13 ( 0 .10 ) 0 .03 ( 0 .13 ) ( 0 .23 ) ( 0 .36 ) 11 .83
2015 12 .33 0 .22 ( 0 .08 ) 0 .14 ( 0 .30 ) ( 0 .01 ) ( 0 .31 ) 12 .16
R-5 shares
2019 13 .69 0 .24 1 .35 1 .59 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 14 .61
2018 14 .05 0 .24 ( 0 .24 ) – ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 13 .69
2017 11 .86 0 .15 2 .43 2 .58 ( 0 .14 ) ( 0 .25 ) ( 0 .39 ) 14 .05
2016 12 .19 0 .13 ( 0 .10 ) 0 .03 ( 0 .13 ) ( 0 .23 ) ( 0 .36 ) 11 .86
2015 12 .36 0 .21 ( 0 .06 ) 0 .15 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 12 .19

68
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .54% (d) $ 10,924 0 .38% 0 .64% 1 .58% 12 .6%
( 0 .24 ) (d) 8,891 0 .38 0 .57 1 .76 24 .0
22 .22 (d) 8,481 0 .38 (e) – 0 .87 34 .2
0 .26 (d) 5,164 0 .39 (e) – 1 .06 15 .2
1 .16 (d) 4,487 0 .41 (e) – 1 .59 24 .5
12 .88 319,472 0 .03 (e) – 1 .87 12 .6
0 .19 244,280 0 .03 (e) – 2 .16 24 .0
22 .63 215,561 0 .04 (e) – 1 .25 34 .2
0 .51 131,082 0 .05 (e) – 1 .25 15 .2
1 .49 87,981 0 .09 (e) – 1 .87 24 .5
11 .91 2,165 0 .89 – 1 .13 12 .6
( 0 .67 ) 1,651 0 .89 (e) – 1 .27 24 .0
21 .59 1,705 0 .89 (e) – 0 .41 34 .2
( 0 .32 ) 1,099 0 .91 (e) – 0 .20 15 .2
0 .67 533 0 .94 (e) – 0 .85 24 .5
12 .09 1,997 0 .76 – 1 .18 12 .6
( 0 .55 ) 1,884 0 .76 (e) – 1 .26 24 .0
21 .66 1,703 0 .76 (e) – 0 .52 34 .2
( 0 .14 ) 947 0 .78 (e) – 0 .53 15 .2
0 .77 699 0 .81 (e) – 1 .19 24 .5
12 .27 12,016 0 .58 – 1 .40 12 .6
( 0 .38 ) 10,034 0 .58 (e) – 1 .65 24 .0
21 .88 9,160 0 .58 (e) – 0 .69 34 .2
0 .07 5,126 0 .60 (e) – 0 .78 15 .2
0 .95 3,746 0 .63 (e) – 1 .45 24 .5
12 .53 6,603 0 .39 – 1 .72 12 .6
( 0 .25 ) 6,285 0 .39 (e) – 1 .77 24 .0
22 .23 7,153 0 .39 (e) – 0 .95 34 .2
0 .25 4,573 0 .41 (e) – 1 .08 15 .2
1 .15 3,335 0 .44 (e) – 1 .79 24 .5
12 .62 16,867 0 .27 – 1 .73 12 .6
( 0 .07 ) 14,963 0 .27 (e) – 1 .66 24 .0
22 .33 10,987 0 .27 (e) – 1 .14 34 .2
0 .31 7,534 0 .29 (e) – 1 .11 15 .2
1 .25 6,627 0 .32 (e) – 1 .69 24 .5
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

69
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2019 $ 10.25 $ 0.17 $ 1.08 $ 1.25 ( $ 0.19) ( $ 0.12) ( $ 0.31) $ 11.19
2018 10.45 0.02 (0.02) – (0.20) – (0.20) 10.25
2017 (e) 10.00 – 0.45 0.45 – – – 10.45
R-1 shares
2019 10.16 0.10 1.06 1.16 (0.15) (0.12) (0.27) 11.05
2018 10.43 (0.04) (0.03) (0.07) (0.20) – (0.20) 10.16
2017 (e) 10.00 (0.01) 0.44 0.43 – – – 10.43
R-2 shares
2019 10.17 0.10 1.07 1.17 (0.16) (0.12) (0.28) 11.06
2018 10.44 (0.02) (0.05) ( 0 .07) (0.20) – (0.20) 10.17
2017 (e) 10.00 (0.01) 0.45 0.44 – – – 10.44
R-3 shares
2019 10.20 0.13 1.05 1.18 (0.16) (0.12) (0.28) 11.10
2018 10.44 (0.02) (0.02) (0.04) (0.20) – (0.20) 10.20
2017 (e) 10.00 – 0.44 0.44 – – – 10.44
R-4 shares
2019 10.22 0.15 1.06 1.21 (0.18) (0.12) (0.30) 11 .13
2018 10.44 0.01 (0.03) (0.02) (0.20) – (0.20) 10.22
2017 (e) 10.00 – 0.44 0.44 – – – 10.44
R-5 shares
2019 10.24 0.14 1.09 1.23 (0.19) (0.12) (0.31) 11.16
2018 10.44 0.01 (0.01) – (0.20) – (0.20) 10.24
2017 (e) 10.00 – 0.44 0.44 – – – 10.44
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018 (i) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
2017 10.06 0.16 0.94 1.10 (0.17) (0.03) (0.20) 10.96
2016 9.86 0.16 0.19 0.35 (0.15) – (0.15) 10.06
2015 10.14 0.05 0.13 0.18 (0.46) – (0.46) 9.86
R-3 shares
2019 (j) 10.74 0.02 0.61 0.63 – – – 11.37
R-5 shares
2019 (j) 10.74 0.05 0.61 0.66 – – – 11.40
R-6 shares
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66
2017 10.06 0.06 1.06 1.12 (0.17) (0.03) (0.20) 10.98
2016 9 .86 0.19 0.16 0.35 (0.15) – (0.15) 10.06
2015 (k) 9.51 0.01 0.34 0.35 – – – 9.86

70
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.82% $ 11,938 0.10% (d) – % 1.57% 51.6%
(0.08) 7,146 0.10 (d) – 0.23 195.7
4.50 (f) 10 0.10 (d),(g) – 0.24 (g) 0.0 (g)
11.93 136 0.93 (d) – 0.93 51.6
(0.76) 109 0.93 (d) – (0.36) 195.7
4 .30 (f) 10 0.93 (d),(g) – (0.59) (g) 0.0 (g)
12.06 255 0.80 (d) – 0.99 51.6
(0.76) 150 0.80 (d) – (0.15) 195.7
4.40 (f) 10 0.80 (d),(g) – (0.46) (g) 0.0 (g)
12.19 2,256 0.62 (d) – 1.29 51.6
(0.46) 1,565 0.62 (d) – (0.23) 195.7
4.40 (f) 10 0.62 (d),(g) – (0.28) (g) 0.0 (g)
12.48 427 0.43 (d) – 1.39 51.6
(0.27) 339 0.43 (d) – 0.14 195.7
4.40 (f) 10 0.43 (d),(g) – (0.09) (g) 0.0 (g)
12.60 711 0.31 (d) – 1.37 51.6
(0.08) 469 0.31 (d) – 0.07 195.7
4.40 (f) 10 0.31 (d),(g) – 0.03 (g) 0.0 (g)
9.44 (h) 19,129 0.30 0.44 1.67 31.5
(1.48) (f),(h) 7,117 0.30 (g) 1.32 (g) 0.42 (g) 40.9 (g)
9.63 22,269 0.05 (d) – 2.41 31.5
(0.56) 29,429 0.05 (d) – 2.34 40.9
11.12 31,809 0.05 (d) – 1.50 49.3
3.67 12,207 0.05 (d) – 1.62 27.7
1.79 7,686 0.06 (d) – 0.53 20.9
5.87 (f) 31 0.59 (d),(g) – 0.31 (g) 31.5 (g)
6.15 (f) 42 0.28 (d),(g) – 0.66 (g) 31.5 (g)
9.73 61,079 0.02 (d) – 1.32 31.5
(0.65) 14,245 0.02 (d) – 1.04 40.9
11.32 1,925 0.02 (d) – 0.60 49.3
3.67 11 0.02 (d) – 1.92 27.7
3.68 (f) 10 0.03 (d),(g) – 0.56 (g) 20.9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Reflects Manager's contractual expense limit.
(e) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Total return is calculated without the contingent deferred sales charge.
(i) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(j) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(k) Period from August 24, 2015, date operations commenced, through October 31, 2015.

71
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2019 $ 10.85 $ 0.16 $ 0.87 $ 1.03 ( $ 0.18) ( $ 0.16) ( $ 0.34) $ 11.54
2018 (e) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
2017 10.11 0.16 1.15 1.31 (0.18) (0.03) (0.21) 11.21
2016 9.93 0.15 0.19 0.34 (0.16) – (0.16) 10.11
2015 10.18 0.04 0.18 0.22 (0.47) – (0.47) 9.93
R-3 shares
2019 ( i ) 10.88 0.01 0.67 0.68 – – – 11.56
R-5 shares
2019 ( i ) 10.88 0.03 0.67 0.70 – – – 11.58
R-6 shares
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 (0.15) (0.05) (0.24) (0.05) (0.29) 10.88
2017 10.11 0.05 1.27 1.32 (0.18) (0.03) (0.21) 11.22
2016 9.92 0.19 0.16 0.35 (0.16) – (0.16) 10.11
2015 (j) 9.48 0.01 0.43 0.44 – – – 9.92
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018 (e) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
2017 10.12 0.12 1.40 1.52 (0.18) (0.02) (0.20) 11.44
2016 9.97 0.10 0.23 0.33 (0.17) (0.01) (0.18) 10.12
2015 10.20 0.03 0.22 0.25 (0.48) – (0.48) 9.97
R-3 shares
2019 ( i ) 11.13 – 0.71 0.71 – – – 11.84
R-5 shares
2019 ( i ) 11.13 0.02 0.71 0.73 – – – 11.86
R-6 shares
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11.13
2017 10.13 0.04 1.48 1.52 (0.18) (0.02) (0.20) 11.45
2016 9.97 0.18 0.16 0.34 (0.17) (0.01) (0.18) 10.13
2015 (j) 9.46 0.01 0.50 0.51 – – – 9.97

72
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b ),( c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.89% (d) $ 44,553 0.28% 0.31% 1.42% 21.4%
(1.72) (d ),( f) 12,536 0.30 (g) 1.07 (g) 0.27 (g) 33.7 (g)
10.11 81,108 0.05 (h) – 2.34 21.4
(0.50) 94,427 0.05 (h) – 2.45 33.7
13.24 113,534 0.05 (h) – 1.49 20.6
3.48 43,541 0.05 (h) – 1.51 14.7
2.18 23,438 0.06 (h) – 0.40 40.7
6.25 (f) 496 0.5 9  (g ),( h) – 0.14 (g) 21.4 (g)
6.43 (f) 357 0.2 8  (g),(h) – 0.46 (g) 21.4 (g)
10.16 205,364 0.02 (h) – 1.04 21.4
(0.57) 35,759 0.02 (h) – 0.94 33.7
13.34 7,123 0.02 (h) – 0.46 20.6
3.58 11 0.02 (h) – 1.90 14.7
4.64 (f) 10 0.03 (g ),( h) – 0.45 (g) 40.7 (g)
10.24 (d) 48,991 0.28 0.31 1.42 22.5
(2.03) (d ),( f) 13,840 0.30 (g) 0.84 (g) 0.09 (g) 23.3 (g)
10.48 63,839 0.05 (h) – 2.17 22.5
(0.53) 75,318 0.05 (h) – 2.25 23.3
15.19 77,660 0.05 (h) – 1.10 18.3
3.32 12,863 0.05 (h) – 0.98 25.5
2.51 2,706 0.06 (h) – 0.33 89.0
6.38 (f) 164 0.59 (g ),( h) – (0.06) (g) 22.5 (g)
6.56 (f) 410 0.28 (g ),( h) – 0.30 (g) 22.5 (g)
10.52 129,870 0.02 (h) – 1.13 22.5
(0.53) 35,044 0.02 (h) – 1.13 23.3
15.17 11,946 0.02 (h) – 0.33 18.3
3.42 11 0.02 (h) – 1.86 25.5
5.39 (f) 11 0.03 (g ),( h) – 0.32 (g) 89.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

73
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2019 $ 11.25 $ 0.14 $ 0.99 $ 1.13 ( $ 0.21) ( $ 0.18) ( $ 0.39) $ 11.99
2018 (e) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.15 1.54 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.14 0.19 0.33 (0.16) – (0.16) 10.16
2015 10.21 0.02 0.24 0.26 (0.48) – (0.48) 9.99
R-3 shares
2019 (i) 11.26 (0.01) 0.74 0.73 – – – 11.99
R-5 shares
2019 (i) 11.26 0.01 0.75 0.76 – – – 12.02
R-6 shares
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 (0.15) (0.06) (0.24) (0.05) ( 0 .29) 11.27
2017 10.16 0.03 1.66 1.69 (0.19) (0.04) (0.23) 11.62
2016 9.99 0.18 0.15 0.33 ( 0 .16) – (0.16) 10.16
2015 (j) 9.43 – 0.56 0.56 – – – 9.99
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018 (e) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
2017 10.18 0.12 1.74 1.86 (0.18) (0.03) (0.21) 11.83
2016 10.02 0.10 0.22 0.32 (0.16) – (0.16) 10.18
2015 10.22 0.01 0.26 0.27 (0.47) – (0.47) 10.02
R-3 shares
2019 (i) 11.50 (0.02) 0.81 0.79 – – – 12.29
R-5 shares
2019 (i) 11.50 0.01 0.81 0.82 – – – 12.32
R-6 shares
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 ( 0 .18) (0.04) (0.23) (0.04) (0.27) 11.53
2017 10.18 0.02 1.85 1.87 (0.18) (0.03) (0.21) 11.84
2016 10.02 0.17 0.15 0.32 (0.16) – (0.16) 10.18
2015 (j) 9.41 – 0.61 0.61 – – – 10.02

74
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.56% (d) $ 40,498 0.30% 0.37% 1.25% 16.3%
(2.43) (d),(f) 11,583 0.30 (g) 1.09 (g) (0.04) (g) 25.9 (g)
10.88 93,111 0.05 (h) – 2.14 16.3
(0.56) 93,545 0.05 (h) – 2.31 25.9
16.98 105,598 0.05 (h) – 1.38 20.5
3.41 45,779 0.05 (h) – 1.42 12.1
2.57 25,108 0.06 (h) – 0.21 27.3
6.48 (f) 426 0.58 (g),(h) – (0.16) (g) 16.3 (g)
6.75 (f) 42 0.27 (g),(h) – 0.12 (g) 16.3 (g)
10.83 161,196 0.02 (h) – 1.15 16.3
(0.55) 53,746 0.02 (h) – 0.79 25.9
16.98 11,772 0.02 (h) – 0.24 20.5
3.41 11 0.02 (h) – 1.79 12.1
5.94 (f) 11 0.03 (g),(h) – 0.23 (g) 27.3 (g)
11.12 (d) 29,770 0.30 0.40 1.16 17.4
(2.46) (d),(f) 8,266 0.30 (g) 1.65 (g) 0.00 (g) 13.7 (g)
11.42 54,756 0.05 (h) – 1.90 17.4
(0.45) 54,606 0.05 (h) – 2.22 13.7
18.52 56,993 0.05 (h) – 1.05 21.7
3.29 9,871 0.05 (h) – 1.04 24.6
2.74 3,215 0.06 (h) – 0.14 18.9
6.87 (f) 235 0.59 (g),(h) – (0.22) (g) 17.4 (g)
7.13 (f) 419 0.28 (g),(h) – 0.13 (g) 17.4 (g)
11.45 94,420 0.02 (h) – 1.17 17.4
(0.36) 33,325 0.02 (h) – 1.12 13.7
18.62 12,166 0.02 (h) – 0.17 21.7
3.29 11 0.02 (h) – 1.71 24.6
6.48 (f) 11 0.03 (g),(h) – 0.11 (g) 18 .9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

75
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2019 $ 11.59 $ 0.11 $ 1.10 $ 1.21 ( $ 0.21) ( $ 0.25) ( $ 0.46) $ 12.34
2018 (e) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
2017 10.20 0.14 1.84 1.98 (0.18) (0.06) (0.24) 11.94
2016 10.04 0.13 0.19 0.32 (0.16) – (0.16) 10.20
2015 10.23 0.02 0.26 0.28 (0.47) – (0.47) 10.04
R-3 shares
2019 (i) 11.56 (0.02) 0.81 0.79 – – – 12.35
R-5 shares
2019 (i) 11.56 0.01 0.81 0.82 – – – 12.38
R-6 shares
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 (0.20) (0.05) (0.23) (0.05) ( 0 .28) 11.63
2017 10.20 0.02 1.98 2.00 (0.18) (0.06) (0.24) 11.96
2016 10.04 0.17 0.15 0.32 ( 0 .16) – (0.16) 10.20
2015 (j) 9.39 – 0.65 0.65 – – – 10.04
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018 (e) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
2017 10.18 0.10 1.98 2.08 (0.18) (0.03) (0.21) 12.05
2016 10.03 0.11 0.20 0.31 (0.16) – (0.16) 10.18
2015 10.23 0.02 0.25 0.27 (0.47) – (0.47) 10.03
R-3 shares
2019 (i) 11.67 (0.03) 0.82 0.79 – – – 12.46
R-5 shares
2019 (i) 11.67 – 0.82 0.82 – – – 12.49
R-6 shares
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0 .12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75
2017 10.18 0.01 2.08 2.09 (0.18) (0.03) (0.21) 12.06
2016 10.03 0.17 0.14 0.31 (0.16) – (0.16) 10.18
2015 (j) 9.34 – 0.69 0.69 – – – 10.03

76
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.18% (d) $ 26,552 0.30% 0.42% 0.94% 14.9%
(2.69) (d),(f) 6,882 0.30 (g) 1.71 (g) (0.03) (g) 15.1 (g)
11.49 65,024 0.05 (h) – 1.96 14.9
(0.38) 65,042 0.05 (h) – 2.18 15.1
19.80 66,565 0.05 (h) – 1.22 21.0
3.27 23,771 0.05 (h) – 1.36 13.0
2.83 13,492 0.06 (h) – 0.17 36.5
6.83 (f) 437 0.59 (g),(h) – (0.27) (g) 14.9 (g)
7.09 (f) 406 0.28 (g),(h) – 0.07 (g) 14.9 (g)
11.52 112,973 0.02 (h) – 1.04 14.9
(0.46) 36,294 0.02 (h) – 1.19 15.1
19.99 15,856 0.02 (h) – 0.15 21.0
3.27 11 0.02 (h) – 1.70 13.0
6.92 (f) 11 0.03 (g),(h) – 0.11 (g) 36.5 (g)
11.20 (d) 14,776 0.30 0.60 0.84 17.7
(2.74) (d),(f) 3,288 0.30 (g) 3.08 (g) (0.10) (g) 12.0 (g)
11.53 38,651 0.05 (h) – 1.80 17.7
(0.39) 37,700 0.05 (h) – 2.07 12.0
20.74 37,570 0 .05 (h) – 0.89 19.8
3.18 6,226 0.05 (h) – 1.10 11.4
2.70 1,895 0.06 (h) – 0.19 19.3
6.77 (f) 155 0.59 (g),(h) – (0.31) (g) 17.7 (g)
7.03 (f) 293 0.28 (g),(h) – 0.03 (g) 17.7 (g)
11.62 59,532 0.02 (h) – 0.94 17.7
(0.39) 17,071 0.02 (h) – 0.99 12.0
20.84 5,895 0.02 (h) – 0.11 19.8
3.18 11 0.02 (h) – 1.73 11.4
7.39 (f) 10 0.03 (g),(h) – 0.12 (g) 19.3 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

77
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2019 $ 11.79 $ 0.11 $ 1.12 $ 1.23 ( $ 0.22) ( $ 0.24) ( $ 0.46) $ 12.56
2018 (e) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) ( 0 .23) (0.06) (0.29) 11.79
2017 10.21 0.13 2.04 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.14 0.17 0.31 (0.16) – (0.16) 10.21
2015 10.24 0.02 0.27 0.29 (0.47) – (0.47) 10.06
R-3 shares
2019 (i) 11.74 (0.03) 0.83 0.80 – – – 12.54
R-5 shares
2019 (i) 11.74 – 0.82 0.82 – – – 12.56
R-6 shares
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) ( 0 .29) 11.80
2017 10.21 0.01 2.16 2.17 (0.19) (0.07) (0.26) 12.12
2016 10.06 0.17 0.14 0.31 ( 0 .16) – (0.16) 10.21
2015 (j) 9.34 – 0.72 0.72 – – – 10.06
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018 (e) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
2017 10.22 0.09 2.12 2.21 (0.18) (0.02) (0.20) 12.23
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
2015 10.24 0.06 0.23 0.29 (0.47) – (0.47) 10.06
R-3 shares
2019 (i) 11.86 (0.03) 0.83 0.80 – – – 12.66
R-5 shares
2019 (i) 11.86 – 0.83 0.83 – – – 12.69
R-6 shares
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94
2017 10.23 0.02 2.19 2.21 (0.18) (0.02) (0.20) 12.24
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23
2015 (j) 9.33 – 0.73 0.73 – – – 10.06

78
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.25% (d) $ 12,754 0.30% 0.69% 0.95% 12.6%
(2.72) (d),(f) 3,239 0.30 (g) 3.46 (g) (0.12) (g) 12.1 (g)
11.60 44,432 0.05 (h) – 1.88 12.6
(0.38) 38,809 0.05 (h) – 1.95 12.1
21.60 35,207 0.05 (h) – 1.17 18.3
3.16 12,592 0.05 (h) – 1.40 12.2
2.90 7,536 0.06 (h) – 0.23 9.6
6.81 (f) 63 0.59 (g),(h) – (0.35) (g) 12.6 (g)
6.98 (f) 301 0.28 (g),(h) – (0.01) (g) 12.6 (g)
11.52 45,364 0.02 (h) – 0.95 12.6
(0.30) 13,369 0.02 (h) – 0.81 12.1
21.60 3,207 0.02 (h) – 0.12 18.3
3.16 11 0.02 (h) – 1.71 12.2
7.71 (f) 11 0.03 (g),(h) – 0.12 (g) 9.6 (g)
11.29 (d) 4,097 0.30 1.63 0.74 22.3
(2.93) (d),(f) 1,178 0.30 (g) 10.17 (g) (0.12) (g) 13.8 (g)
11.53 14,697 0.05 (h) – 1.68 22.3
(0.30) 13,086 0.05 (h) – 1.89 13.8
22.04 10,715 0 .05 (h) – 0.83 19.3
3.25 1,903 0.05 (h) – 0.81 20.1
2.88 352 0.06 (h) – 0.64 49.9
6.75 (f) 54 0.59 (g) – (0.38) (g) 22.3 (g)
7.00 (f) 69 0.28 (g),(h) – (0.04) (g) 22.3 (g)
11.52 17,525 0.02 (h) – 0.77 22.3
(0.30) 3,741 0.02 (h) – 0.68 13.8
22.02 686 0.02 (h) – 0.18 19.3
3.35 11 0.02 (h) – 1.73 20.1
7.82 (f) 11 0.03 (g),(h) – 0.12 (g) 49 .9 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

79
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2019 $ 11.91 $ 0.11 $ 1.17 $ 1.28 ( $ 0.24) ( $ 0.14) ( $ 0.38) $ 12.81
2018 (e) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) ( 0 .23) (0.06) (0.29) 11.94
2017 10.22 0.10 2.16 2.26 (0.18) (0.04) (0.22) 12.26
2016 10.06 0.08 0.24 0.32 (0.16) – (0.16) 10.22
2015 10.24 0.41 (0.12) 0.29 (0.47) – (0.47) 10.06
R-3 shares
2019 (i) 12.01 (0.03) 0.85 0.82 – – – 12.83
R-5 shares
2019 (i) 12.01 (0.01) 0.86 0.85 – – – 12.86
R-6 shares
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 (0.08) (0.04) (0.23) (0.06) ( 0 .29) 11.95
2017 10.23 0.08 2.19 2.27 (0.18) (0.04) (0.22) 12.28
2016 10.06 0.17 0.16 0.33 (0.16) – (0.16) 10.23
2015 (j) 9.33 – 0.73 0.73 – – – 10.06
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) (0.33) 10.98
2018 (e) 10.52 (0.01) (0.31) (0.32) – – – 10.20
Institutional shares
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – (0.20) 10.22
2017 (k) 10.00 – 0.44 0.44 – – – 10.44
R-3 shares
2019 (i) 10.27 (0.03) 0.75 0.72 – – – 10.99
R-5 shares
2019 (i) 10.27 (0.01) 0.75 0.74 – – – 11.01
R-6 shares
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) (0.33) 11.03
2018 10.44 0.02 (0.04) ( 0 .02) (0.20) – (0.20) 10.22
2017 (k) 10.00 – 0.44 0.44 – – – 10.44

80
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11.30% (d) $ 1,426 0.30% 3.92% 0.92% 15.9%
(3.01) (d),(f) 442 0.30 (g) 19.65 (g) (0.13) (g) 22.7 (g)
11.53 5,085 0.05 (h) – 1.53 15.9
(0.31) 3,282 0.05 (h) – 1.71 22.7
22.59 1,834 0.05 (h) – 0.86 50.3
3.27 440 0.05 (h) – 0.84 21.8
2.88 129 0.06 (h) – 4.06 70.5
6.83 (f) 29 0.59 (g),(h) – (0.40) (g) 15.9 (g)
7.08 (f) 19 0.28 (g),(h) – (0.08) (g) 15.9 (g)
11.61 5,924 0.02 (h) – 0.93 15.9
(0.39) 1,680 0.02 (h) – 0.30 22.7
22.67 56 0.02 (h) – 0.69 50.3
3.37 11 0.02 (h) – 1.73 21.8
7.82 (f) 11 0.03 (g),(h) – 0.12 (g) 70.5 (g)
11.42 (d) 625 0.30 7.73 1.44 143.3
(3.04) (d),(f) 397 0.30 (g) 16.07 (g) (0.12) (g) 14.2 (g)
11.70 264 0.05 (h) – 1.19 143.3
(0.28) 86 0.05 (h) – 0.56 14.2
4.40 (f) 10 0.05 (g),(h) – 0.09 (g) 0.0 (g)
7.01 (f) 11 0.59 (g),(h) – (0.42) (g) 143.3 (g)
7.21 (f) 11 0.28 (g),(h) – (0.11) (g) 143.3 (g)
11.83 (l) 434 0.02 (h) – 0.13 143.3
(0.28) 3,948 0.02 (h) – 0.17 14.2
4.40 (f) 10 0.02 (g),(h) – 0.13 (g) 0.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.
(k) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(l) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

81
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2019 $ 10.16 $ 0.22 $ 0.66 $ 0.88 ( $ 0.16) ( $ 0.04) ( $ 0.20) $ 10.84
2018 (e) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
2017 10.04 0.17 0.44 0.61 (0.13) (0.01) (0.14) 10.51
2016 9.82 0.16 0.20 0.36 (0.14) – (0.14) 10.04
2015 10.10 0.12 0.03 0.15 (0.43) – (0.43) 9.82
R-3 shares
2019 ( i ) 10.25 0.05 0.54 0.59 – – – 10.84
R-5 shares
2019 ( i ) 10.25 0.06 0.55 0.61 – – – 10.86
R-6 shares
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) (0.24) (0.01) (0.25) 10.18
2017 10.05 0.09 0.52 0.61 (0.13) (0.01) (0.14) 10.52
2016 9.82 0.20 0.17 0.37 (0.14) – (0.14) 10.05
2015 (j) 9.66 0.02 0.14 0.16 – – – 9.82

82
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b ),( c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8.82% (d) $ 8,310 0.30% 0.72% 2.07% 24.1%
(0.97) (d ),( f) 3,029 0.30 (g) 2.97 (g) 0.72 (g) 58.8 (g)
9.20 13,554 0.05 (h) – 2.67 24.1
(0.88) 14,431 0.05 (h) – 2.73 58.8
6.15 21,814 0.05 (h) – 1.70 40.7
3.79 8,773 0.05 (h) – 1.58 25.5
1.54 2,804 0.06 (h) – 1.18 116.2
5.76 (f) 221 0.59 (g ),( h) – 0.6 5  (g) 24.1 (g)
5.95 (f) 16 0.28 (g ),( h) – 0.9 1  (g) 24.1 (g)
9.19 34,983 0.02 (h) – 1.62 24.1
(0.88) 8,750 0.02 (h) – 1.40 58.8
6.15 2,255 0.02 (h) – 0.86 40.7
3.90 11 0.02 (h) – 2.03 25.5
1.66 (f) 10 0.03 (g ),( h) – 0.85 (g) 116.2 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(j) Period from August 24, 2015, date operations commenced, through October 31, 2015.

83
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2019 $ 12 .03 $ 0 .33 $ 0 .72 $ 1 .05 ( $ 0 .32 ) ( $ 0 .50 ) ( $ 0 .82 ) $ 12 .26
2018 12 .73 0 .32 ( 0 .46 ) ( 0 .14 ) ( 0 .33 ) ( 0 .23 ) ( 0 .56 ) 12 .03
2017 12 .15 0 .24 0 .61 0 .85 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .73
2016 11 .96 0 .21 0 .19 0 .40 ( 0 .21 ) – ( 0 .21 ) 12 .15
2015 12 .17 0 .22 ( 0 .21 ) 0 .01 ( 0 .22 ) – ( 0 .22 ) 11 .96
Institutional shares
2019 12 .11 0 .36 0 .72 1 .08 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 12 .34
2018 12 .80 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .35 ) ( 0 .23 ) ( 0 .58 ) 12 .11
2017 12 .22 0 .27 0 .61 0 .88 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .80
2016 12 .04 0 .24 0 .19 0 .43 ( 0 .25 ) – ( 0 .25 ) 12 .22
2015 12 .25 0 .27 ( 0 .22 ) 0 .05 ( 0 .26 ) – ( 0 .26 ) 12 .04
R-1 shares
2019 12 .08 0 .25 0 .73 0 .98 ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 12 .32
2018 12 .77 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .24 ) ( 0 .23 ) ( 0 .47 ) 12 .08
2017 12 .18 0 .17 0 .60 0 .77 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 12 .77
2016 11 .97 0 .14 0 .19 0 .33 ( 0 .12 ) – ( 0 .12 ) 12 .18
2015 12 .17 0 .17 ( 0 .23 ) ( 0 .06 ) ( 0 .14 ) – ( 0 .14 ) 11 .97
R-2 shares
2019 12 .09 0 .26 0 .74 1 .00 ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 12 .33
2018 12 .77 0 .25 ( 0 .45 ) ( 0 .20 ) ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 12 .09
2017 12 .18 0 .18 0 .61 0 .79 ( 0 .15 ) ( 0 .05 ) ( 0 .20 ) 12 .77
2016 11 .98 0 .16 0 .18 0 .34 ( 0 .14 ) – ( 0 .14 ) 12 .18
2015 12 .18 0 .18 ( 0 .23 ) ( 0 .05 ) ( 0 .15 ) – ( 0 .15 ) 11 .98
R-3 shares
2019 11 .97 0 .30 0 .71 1 .01 ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 12 .20
2018 12 .66 0 .28 ( 0 .46 ) ( 0 .18 ) ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 11 .97
2017 12 .09 0 .20 0 .60 0 .80 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .66
2016 11 .90 0 .18 0 .18 0 .36 ( 0 .17 ) – ( 0 .17 ) 12 .09
2015 12 .10 0 .21 ( 0 .23 ) ( 0 .02 ) ( 0 .18 ) – ( 0 .18 ) 11 .90
R-4 shares
2019 12 .00 0 .31 0 .73 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .24
2018 12 .69 0 .31 ( 0 .47 ) ( 0 .16 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .00
2017 12 .12 0 .23 0 .60 0 .83 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .69
2016 11 .94 0 .20 0 .18 0 .38 ( 0 .20 ) – ( 0 .20 ) 12 .12
2015 12 .14 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) – ( 0 .21 ) 11 .94
R-5 shares
2019 12 .09 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .32
2018 12 .77 0 .32 ( 0 .45 ) ( 0 .13 ) ( 0 .32 ) ( 0 .23 ) ( 0 .55 ) 12 .09
2017 12 .20 0 .25 0 .59 0 .84 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .77
2016 12 .01 0 .22 0 .18 0 .40 ( 0 .21 ) – ( 0 .21 ) 12 .20
2015 12 .22 0 .23 ( 0 .21 ) 0 .02 ( 0 .23 ) – ( 0 .23 ) 12 .01

84
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .52% (d) $ 67,084 0 .24% 0 .27% 2 .75% 44 .8%
( 1 .17 ) (d) 67,011 0 .22 0 .25 2 .56 22 .7
7 .17 (d) 78,254 0 .20 0 .23 1 .97 18 .6
3 .42 (d) 80,677 0 .26 0 .29 1 .80 18 .2
0 .08 (d) 81,357 0 .36 0 .39 1 .84 36 .8
9 .71 288,470 0 .03 – 3 .00 44 .8
( 0 .88 ) 300,145 0 .02 – 2 .85 22 .7
7 .37 409,643 0 .00 – 2 .21 18 .6
3 .63 491,823 0 .04 – 2 .02 18 .2
0 .40 505,216 0 .05 – 2 .23 36 .8
8 .74 2,935 0 .89 – 2 .12 44 .8
( 1 .77 ) 3,303 0 .89 – 1 .86 22 .7
6 .38 3,589 0 .87 – 1 .35 18 .6
2 .83 4,187 0 .91 – 1 .20 18 .2
( 0 .51 ) 5,467 0 .92 – 1 .43 36 .8
8 .95 4,065 0 .76 – 2 .19 44 .8
( 1 .66 ) 4,093 0 .76 – 1 .99 22 .7
6 .59 4,452 0 .74 – 1 .49 18 .6
2 .90 6,161 0 .78 – 1 .30 18 .2
( 0 .40 ) 7,320 0 .79 – 1 .46 36 .8
9 .13 13,611 0 .58 – 2 .59 44 .8
( 1 .49 ) 18,843 0 .58 – 2 .24 22 .7
6 .74 23,715 0 .56 – 1 .63 18 .6
3 .11 26,646 0 .60 – 1 .48 18 .2
( 0 .14 ) 29,146 0 .61 – 1 .71 36 .8
9 .40 5,513 0 .39 – 2 .60 44 .8
( 1 .31 ) 7,847 0 .39 – 2 .49 22 .7
6 .95 11,087 0 .37 – 1 .87 18 .6
3 .23 15,566 0 .41 – 1 .69 18 .2
0 .07 16,252 0 .42 – 1 .98 36 .8
9 .42 19,181 0 .27 – 2 .75 44 .8
( 1 .10 ) 19,665 0 .27 – 2 .57 22 .7
7 .00 25,675 0 .25 – 2 .02 18 .6
3 .43 40,472 0 .29 – 1 .82 18 .2
0 .15 45,434 0 .30 – 1 .92 36 .8
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.

85
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class J shares
2019 $ 22.52 $ 0.33 $ 5.84 $ 6.17 ( $ 0. 36 ) ( $ 0. 57 ) ( $ 0.93) $ 27.76
2018 22.99 0.37 0.11 0.48 (0.49) (0.46) (0.95) 22.52
2017 22.19 0.26 1.42 1.68 (0.28) (0.60) (0.88) 22.99
2016 22.65 0.28 0.84 1.12 (0.32) (1.26) (1.58) 22.19
2015 21.70 0.28 1.15 1.43 (0.26) (0.22) (0.48) 22.65
Institutional shares
2019 23.22 0.39 6.04 6.43 ( 0. 42 ) ( 0. 57 ) (0.99) 28.66
2018 23.67 0.43 0.12 0.55 (0.54) (0.46) (1.00) 23.22
2017 22.83 0.32 1.45 1.77 (0.33) (0.60) (0.93) 23.67
2016 23.24 0.34 0.88 1.22 (0.37) (1.26) (1.63) 22.83
2015 22.26 0.35 1.19 1.54 (0.34) (0.22) (0.56) 23.24
R-1 shares
2019 22.91 0.20 5.95 6.15 ( 0. 23 ) ( 0. 57 ) (0.80) 28.26
2018 23.36 0.23 0.12 0.35 (0.34) (0.46) (0.80) 22.91
2017 22.53 0.14 1.43 1.57 (0.14) (0.60) (0.74) 23.36
2016 22.98 0.14 0.86 1.00 (0.19) (1.26) (1.45) 22.53
2015 22.01 0.17 1.17 1.34 (0.15) (0.22) (0.37) 22.98
R-2 shares
2019 22.06 0.23 5.72 5.95 ( 0. 26 ) ( 0. 57 ) (0.83) 27.18
2018 22.53 0.26 0.12 0.38 (0.39) (0.46) (0.85) 22.06
2017 21.78 0.16 1.38 1.54 (0.19) (0.60) (0.79) 22.53
2016 22.26 0.17 0.83 1.00 (0.22) (1.26) (1.48) 21.78
2015 21.34 0.19 1.14 1.33 (0.19) (0.22) (0.41) 22.26
R-3 shares
2019 22.62 0.28 5.87 6.15 ( 0. 31 ) ( 0. 57 ) (0.88) 27.89
2018 23.08 0.31 0.11 0.42 (0.42) (0.46) (0.88) 22.62
2017 22.28 0.20 1.42 1.62 (0.22) (0.60) (0.82) 23.08
2016 22.73 0.22 0.85 1.07 (0.26) (1.26) (1.52) 22.28
2015 21.79 0.23 1.16 1.39 (0.23) (0.22) (0.45) 22.73
R-4 shares
2019 22.37 0.32 5.80 6.12 ( 0. 35 ) ( 0. 57 ) (0.92) 27.57
2018 22.84 0.34 0.12 0.46 (0.47) (0.46) (0.93) 22.37
2017 22.06 0.24 1.40 1.64 (0.26) (0.60) (0.86) 22.84
2016 22.51 0.27 0.83 1.10 (0.29) (1.26) (1.55) 22.06
2015 21.58 0.27 1.15 1.42 (0.27) (0.22) (0.49) 22.51
R-5 shares
2019 22.42 0.36 5.80 6.16 ( 0. 38 ) ( 0. 57 ) (0.95) 27.63
2018 22.89 0.38 0.11 0.49 (0.50) (0.46) (0.96) 22.42
2017 22.10 0.27 1.41 1.68 (0.29) (0.60) (0.89) 22.89
2016 22.56 0.28 0.85 1.13 (0.33) (1.26) (1.59) 22.10
2015 21.62 0.30 1.15 1.45 (0.29) (0.22) (0.51) 22.56
R-6 shares
2019 23.22 0.42 6.04 6.46 ( 0. 45 ) ( 0. 57 ) (1.02) 28.66
2018 23.67 0.47 0.09 0.56 (0.55) (0.46) (1.01) 23.22
2017 (f) 22.20 0.31 2.09 2.40 (0.33) (0.60) (0.93) 23.67

86
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28.24% (c) $ 181,025 1.14% 1.17% 1.33% 20.1%
2.12 (c) 150,427 1.12 1.15 1.63 22.7
7.76 (c) 171,525 1.10 1.13 1.17 24.3
5.14 (c) 190,646 1.13 1.16 1.22 24.8
6.66 (c) 179,043 1.20 1.23 1.24 26.2
28.54 2,411,326 0.91 (d) – 1.53 20.1
2.35 1,540,537 0.91 (d) – 1.83 22.7
7.96 1,686,314 0.87 (d) – 1.38 24.3
5.42 (e) 1,829,410 0.88 – 1.45 24.8
7.01 (e) 1,458,518 0.89 – 1.53 26.2
27.54 4,368 1.69 – 0.79 20.1
1.53 3,823 1.69 – 1.01 22.7
7.13 5,656 1.69 – 0.61 24.3
4.56 8,724 1.70 – 0.62 24.8
6.11 6,976 1.70 – 0.74 26.2
27.74 12,991 1.56 – 0.96 20.1
1.69 14,942 1.56 – 1.16 22.7
7.23 20,056 1.56 – 0.71 24.3
4.70 19,671 1.57 – 0.78 24.8
6.26 16,941 1.57 – 0.87 26.2
27.96 43,588 1.38 – 1.11 20.1
1.86 36,751 1.38 – 1.36 22.7
7.44 50,371 1.38 – 0.91 24.3
4.85 (e) 64,094 1.39 – 0.98 24.8
6.45 (e) 64,026 1.39 – 1.04 26.2
28.20 37,265 1.19 – 1.32 20.1
2.04 39,574 1.19 – 1.53 22.7
7.63 58,157 1.19 – 1.09 24.3
5.12 72,515 1.20 – 1.22 24.8
6.62 93,806 1.20 – 1.20 26.2
28.34 149,005 1.07 – 1.48 20.1
2.17 154,730 1.07 – 1.69 22.7
7.79 163,194 1.07 – 1.20 24.3
5.21 175,640 1.08 – 1.23 24.8
6.78 146,496 1.08 – 1.36 26.2
28.67 1,914,954 0.81 (d) – 1.65 20.1
2.43 1,395,164 0.83 (d) – 2.01 22.7
11.01 (g) 1,215,600 0.82 (d ),( h) – 1.42 (h) 24.3 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

87
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class J shares
2019 $ 14 .98 $ 0 .32 $ 1 .25 $ 1 .57 ( $ 0 .35 ) ( $ 1 .05 ) ( $ 1 .40 ) $ 15 .15
2018 16 .12 0 .37 ( 0 .33 ) 0 .04 ( 0 .36 ) ( 0 .82 ) ( 1 .18 ) 14 .98
2017 14 .62 0 .25 1 .80 2 .05 ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 16 .12
2016 15 .44 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .98 ) ( 1 .22 ) 14 .62
2015 15 .96 0 .31 ( 0 .13 ) 0 .18 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 15 .44
Institutional shares
2019 15 .25 0 .35 1 .27 1 .62 ( 0 .37 ) ( 1 .05 ) ( 1 .42 ) 15 .45
2018 16 .39 0 .41 ( 0 .34 ) 0 .07 ( 0 .39 ) ( 0 .82 ) ( 1 .21 ) 15 .25
2017 14 .86 0 .28 1 .82 2 .10 ( 0 .27 ) ( 0 .30 ) ( 0 .57 ) 16 .39
2016 15 .66 0 .27 0 .17 0 .44 ( 0 .26 ) ( 0 .98 ) ( 1 .24 ) 14 .86
2015 16 .19 0 .36 ( 0 .14 ) 0 .22 ( 0 .37 ) ( 0 .38 ) ( 0 .75 ) 15 .66
R-1 shares
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
2017 14 .82 0 .13 1 .83 1 .96 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) 16 .34
2016 15 .63 0 .15 0 .15 0 .30 ( 0 .13 ) ( 0 .98 ) ( 1 .11 ) 14 .82
2015 16 .15 0 .23 ( 0 .15 ) 0 .08 ( 0 .22 ) ( 0 .38 ) ( 0 .60 ) 15 .63
R-2 shares
2019 15 .16 0 .25 1 .27 1 .52 ( 0 .25 ) ( 1 .05 ) ( 1 .30 ) 15 .38
2018 16 .30 0 .28 ( 0 .33 ) ( 0 .05 ) ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 15 .16
2017 14 .78 0 .18 1 .80 1 .98 ( 0 .16 ) ( 0 .30 ) ( 0 .46 ) 16 .30
2016 15 .59 0 .15 0 .17 0 .32 ( 0 .15 ) ( 0 .98 ) ( 1 .13 ) 14 .78
2015 16 .11 0 .26 ( 0 .16 ) 0 .10 ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 15 .59
R-3 shares
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
2017 14 .80 0 .19 1 .83 2 .02 ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 16 .34
2016 15 .61 0 .18 0 .17 0 .35 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 14 .80
2015 16 .14 0 .26 ( 0 .13 ) 0 .13 ( 0 .28 ) ( 0 .38 ) ( 0 .66 ) 15 .61
R-4 shares
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
2017 14 .84 0 .22 1 .82 2 .04 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .36
2016 15 .64 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 14 .84
2015 16 .17 0 .33 ( 0 .18 ) 0 .15 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 15 .64
R-5 shares
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23
2017 14 .84 0 .26 1 .80 2 .06 ( 0 .24 ) ( 0 .30 ) ( 0 .54 ) 16 .36
2016 15 .65 0 .23 0 .17 0 .40 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 14 .84
2015 16 .17 0 .33 ( 0 .14 ) 0 .19 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 15 .65

88
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11 .78% (d) $ 1,092,386 0 .44% 0 .47% 2 .21% 13 .4%
0 .12 (d) 1,032,835 0 .43 0 .46 2 .40 26 .7
14 .41 (d) 1,104,582 0 .44 0 .47 1 .63 17 .6
2 .92 (d) 1,008,439 0 .50 0 .53 1 .64 17 .1
1 .20 (d) 994,998 0 .57 0 .60 1 .98 27 .6
11 .93 778,336 0 .29 (e) – 2 .36 13 .4
0 .26 725,915 0 .29 (e) – 2 .58 26 .7
14 .56 791,221 0 .28 (e) – 1 .81 17 .6
3 .19 763,306 0 .31 – 1 .84 17 .1
1 .39 782,696 0 .31 – 2 .25 27 .6
10 .99 2,901 1 .16 (e) – 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (e) – 1 .69 26 .7
13 .57 3,643 1 .16 – 0 .87 17 .6
2 .23 2,795 1 .19 – 1 .01 17 .1
0 .54 3,689 1 .19 – 1 .45 27 .6
11 .22 2,229 1 .03 (e) – 1 .70 13 .4
( 0 .48 ) 3,362 1 .03 (e) – 1 .80 26 .7
13 .73 3,691 1 .03 – 1 .17 17 .6
2 .37 4,805 1 .06 – 1 .06 17 .1
0 .64 5,570 1 .06 – 1 .65 27 .6
11 .35 24,192 0 .85 (e) – 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (e) – 2 .05 26 .7
13 .95 33,162 0 .85 – 1 .24 17 .6
2 .57 72,364 0 .88 – 1 .25 17 .1
0 .83 68,091 0 .88 – 1 .66 27 .6
11 .58 13,455 0 .66 (e) – 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (e) – 2 .24 26 .7
14 .08 32,954 0 .66 – 1 .43 17 .6
2 .80 31,676 0 .69 – 1 .53 17 .1
0 .99 40,322 0 .69 – 2 .08 27 .6
11 .68 34,650 0 .54 (e) – 2 .15 13 .4
0 .07 35,425 0 .54 (e) – 2 .49 26 .7
14 .24 58,131 0 .54 – 1 .71 17 .6
2 .87 68,810 0 .57 – 1 .57 17 .1
1 .20 76,846 0 .57 – 2 .05 27 .6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

89
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2019 $ 11 .71 $ 0 .30 $ 0 .83 $ 1 .13 ( $ 0 .31 ) ( $ 0 .54 ) ( $ 0 .85 ) $ 11 .99
2018 12 .37 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 11 .71
2017 11 .56 0 .25 0 .94 1 .19 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 12 .37
2016 11 .91 0 .25 0 .11 0 .36 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .56
2015 12 .27 0 .27 ( 0 .15 ) 0 .12 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 11 .91
Institutional shares
2019 11 .74 0 .32 0 .85 1 .17 ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 12 .04
2018 12 .41 0 .35 ( 0 .37 ) ( 0 .02 ) ( 0 .33 ) ( 0 .32 ) ( 0 .65 ) 11 .74
2017 11 .59 0 .28 0 .94 1 .22 ( 0 .28 ) ( 0 .12 ) ( 0 .40 ) 12 .41
2016 11 .94 0 .27 0 .11 0 .38 ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 11 .59
2015 12 .31 0 .30 ( 0 .16 ) 0 .14 ( 0 .31 ) ( 0 .20 ) ( 0 .51 ) 11 .94
R-1 shares
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
2017 11 .55 0 .16 0 .95 1 .11 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .36
2016 11 .90 0 .18 0 .10 0 .28 ( 0 .16 ) ( 0 .47 ) ( 0 .63 ) 11 .55
2015 12 .27 0 .19 ( 0 .15 ) 0 .04 ( 0 .21 ) ( 0 .20 ) ( 0 .41 ) 11 .90
R-2 shares
2019 11 .80 0 .23 0 .84 1 .07 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 12 .10
2018 12 .45 0 .26 ( 0 .35 ) ( 0 .09 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 11 .80
2017 11 .63 0 .20 0 .92 1 .12 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .45
2016 11 .97 0 .19 0 .12 0 .31 ( 0 .18 ) ( 0 .47 ) ( 0 .65 ) 11 .63
2015 12 .33 0 .22 ( 0 .17 ) 0 .05 ( 0 .21 ) ( 0 .20 ) ( 0 .41 ) 11 .97
R-3 shares
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
2017 11 .57 0 .21 0 .93 1 .14 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 12 .38
2016 11 .92 0 .21 0 .11 0 .32 ( 0 .20 ) ( 0 .47 ) ( 0 .67 ) 11 .57
2015 12 .29 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 11 .92
R-4 shares
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
2017 11 .58 0 .23 0 .94 1 .17 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 12 .40
2016 11 .93 0 .23 0 .11 0 .34 ( 0 .22 ) ( 0 .47 ) ( 0 .69 ) 11 .58
2015 12 .30 0 .26 ( 0 .16 ) 0 .10 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 11 .93
R-5 shares
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73
2017 11 .58 0 .25 0 .94 1 .19 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 12 .40
2016 11 .93 0 .24 0 .12 0 .36 ( 0 .24 ) ( 0 .47 ) ( 0 .71 ) 11 .58
2015 12 .30 0 .27 ( 0 .16 ) 0 .11 ( 0 .28 ) ( 0 .20 ) ( 0 .48 ) 11 .93

90
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .39% (d) $ 672,096 0 .44% 0 .47% 2 .55% 15 .0%
( 0 .33 ) (d) 614,770 0 .43 0 .46 2 .67 21 .9
10 .50 (d) 629,439 0 .44 0 .47 2 .12 21 .8
3 .34 (d) 565,441 0 .50 0 .53 2 .16 17 .3
0 .98 (d) 538,078 0 .58 0 .61 2 .23 22 .7
10 .70 267,892 0 .30 (e) – 2 .77 15 .0
( 0 .26 ) 292,828 0 .28 (e) – 2 .86 21 .9
10 .73 328,354 0 .28 (e) – 2 .32 21 .8
3 .52 318,123 0 .32 – 2 .32 17 .3
1 .16 290,780 0 .32 – 2 .49 22 .7
9 .64 2,572 1 .16 (e) – 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (e) – 1 .97 21 .9
9 .76 3,152 1 .16 – 1 .36 21 .8
2 .62 2,408 1 .19 – 1 .56 17 .3
0 .28 2,927 1 .19 – 1 .61 22 .7
9 .69 271 1 .03 (e) – 1 .97 15 .0
( 0 .87 ) 477 1 .02 (e) – 2 .17 21 .9
9 .84 626 1 .03 – 1 .70 21 .8
2 .80 1,194 1 .06 – 1 .62 17 .3
0 .42 1,532 1 .06 – 1 .79 22 .7
10 .03 14,217 0 .85 (e) – 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (e) – 2 .30 21 .9
10 .04 12,691 0 .85 – 1 .78 21 .8
2 .95 16,869 0 .88 – 1 .82 17 .3
0 .59 18,301 0 .88 – 2 .02 22 .7
10 .25 11,989 0 .66 (e) – 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (e) – 2 .41 21 .9
10 .35 21,100 0 .66 – 1 .91 21 .8
3 .13 15,336 0 .69 – 2 .02 17 .3
0 .77 18,067 0 .69 – 2 .17 22 .7
10 .44 18,302 0 .54 (e) – 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (e) – 2 .72 21 .9
10 .47 26,650 0 .54 – 2 .11 21 .8
3 .26 32,100 0 .57 – 2 .06 17 .3
0 .90 28,673 0 .57 – 2 .21 22 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

91
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2019 $ 17 .16 $ 0 .28 $ 1 .54 $ 1 .82 ( $ 0 .29 ) ( $ 1 .82 ) ( $ 2 .11 ) $ 16 .87
2018 18 .64 0 .40 ( 0 .31 ) 0 .09 ( 0 .34 ) ( 1 .23 ) ( 1 .57 ) 17 .16
2017 16 .17 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .64
2016 17 .66 0 .18 0 .13 0 .31 ( 0 .16 ) ( 1 .64 ) ( 1 .80 ) 16 .17
2015 18 .36 0 .30 ( 0 .11 ) 0 .19 ( 0 .31 ) ( 0 .58 ) ( 0 .89 ) 17 .66
Institutional shares
2019 17 .40 0 .31 1 .57 1 .88 ( 0 .32 ) ( 1 .82 ) ( 2 .14 ) 17 .14
2018 18 .88 0 .45 ( 0 .34 ) 0 .11 ( 0 .36 ) ( 1 .23 ) ( 1 .59 ) 17 .40
2017 16 .38 0 .27 2 .83 3 .10 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 18 .88
2016 17 .87 0 .22 0 .13 0 .35 ( 0 .20 ) ( 1 .64 ) ( 1 .84 ) 16 .38
2015 18 .57 0 .36 ( 0 .11 ) 0 .25 ( 0 .37 ) ( 0 .58 ) ( 0 .95 ) 17 .87
R-1 shares
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
2017 16 .09 0 .10 2 .80 2 .90 ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 18 .54
2016 17 .56 0 .08 0 .12 0 .20 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 16 .09
2015 18 .26 0 .22 ( 0 .13 ) 0 .09 ( 0 .21 ) ( 0 .58 ) ( 0 .79 ) 17 .56
R-2 shares
2019 17 .14 0 .19 1 .55 1 .74 ( 0 .16 ) ( 1 .82 ) ( 1 .98 ) 16 .90
2018 18 .57 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .19 ) ( 1 .23 ) ( 1 .42 ) 17 .14
2017 16 .11 0 .19 2 .74 2 .93 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 18 .57
2016 17 .57 0 .09 0 .13 0 .22 ( 0 .04 ) ( 1 .64 ) ( 1 .68 ) 16 .11
2015 18 .28 0 .27 ( 0 .16 ) 0 .11 ( 0 .24 ) ( 0 .58 ) ( 0 .82 ) 17 .57
R-3 shares
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
2017 16 .12 0 .17 2 .79 2 .96 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 18 .59
2016 17 .62 0 .12 0 .13 0 .25 ( 0 .11 ) ( 1 .64 ) ( 1 .75 ) 16 .12
2015 18 .32 0 .24 ( 0 .10 ) 0 .14 ( 0 .26 ) ( 0 .58 ) ( 0 .84 ) 17 .62
R-4 shares
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
2017 16 .29 0 .20 2 .82 3 .02 ( 0 .19 ) ( 0 .35 ) ( 0 .54 ) 18 .77
2016 17 .77 0 .16 0 .13 0 .29 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .29
2015 18 .48 0 .31 ( 0 .14 ) 0 .17 ( 0 .30 ) ( 0 .58 ) ( 0 .88 ) 17 .77
R-5 shares
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28
2017 16 .27 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .74
2016 17 .74 0 .16 0 .14 0 .30 ( 0 .13 ) ( 1 .64 ) ( 1 .77 ) 16 .27
2015 18 .44 0 .33 ( 0 .13 ) 0 .20 ( 0 .32 ) ( 0 .58 ) ( 0 .90 ) 17 .74

92
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .96% (d) $ 582,101 0 .45% 0 .48% 1 .76% 10 .9%
0 .30 (d) 543,902 0 .44 0 .47 2 .26 33 .8
19 .42 (d) 568,263 0 .45 0 .48 1 .32 20 .9
2 .15 (d) 490,030 0 .51 0 .54 1 .11 22 .4
1 .14 (d) 496,991 0 .59 0 .62 1 .68 35 .6
13 .14 474,902 0 .30 (e) – 1 .92 10 .9
0 .44 456,425 0 .29 (e) – 2 .45 33 .8
19 .57 501,264 0 .28 (e) – 1 .52 20 .9
2 .39 471,935 0 .32 – 1 .35 22 .4
1 .42 523,817 0 .31 – 1 .97 35 .6
12 .16 1,131 1 .16 (e) – 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (e) – 1 .74 33 .8
18 .51 3,124 1 .16 – 0 .59 20 .9
1 .48 2,542 1 .19 – 0 .49 22 .4
0 .56 3,158 1 .19 – 1 .25 35 .6
12 .27 996 1 .03 (e) – 1 .18 10 .9
( 0 .25 ) 1,427 1 .03 (e) – 1 .74 33 .8
18 .68 2,173 1 .03 – 1 .10 20 .9
1 .58 4,172 1 .06 – 0 .58 22 .4
0 .66 5,383 1 .06 – 1 .49 35 .6
12 .52 17,303 0 .85 (e) – 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (e) – 1 .79 33 .8
18 .90 19,487 0 .85 – 0 .98 20 .9
1 .79 27,286 0 .88 – 0 .78 22 .4
0 .84 29,621 0 .88 – 1 .33 35 .6
12 .70 6,943 0 .66 (e) – 1 .61 10 .9
0 .16 10,768 0 .66 (e) – 2 .24 33 .8
19 .09 15,686 0 .66 – 1 .13 20 .9
2 .01 15,639 0 .69 – 0 .99 22 .4
1 .01 20,164 0 .69 – 1 .70 35 .6
12 .81 26,719 0 .54 (e) – 1 .66 10 .9
0 .25 25,539 0 .54 (e) – 2 .49 33 .8
19 .26 40,367 0 .54 – 1 .35 20 .9
2 .10 47,063 0 .57 – 1 .02 22 .4
1 .18 47,254 0 .57 – 1 .81 35 .6
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

93
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2019 $ 11 .98 $ 0 .36 $ 0 .78 $ 1 .14 ( $ 0 .36 ) ( $ 0 .47 ) ( $ 0 .83 ) $ 12 .29
2018 12 .44 0 .36 ( 0 .38 ) ( 0 .02 ) ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 11 .98
2017 11 .97 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .05 ) ( 0 .37 ) 12 .44
2016 12 .12 0 .33 0 .15 0 .48 ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 11 .97
2015 12 .55 0 .33 ( 0 .30 ) 0 .03 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 12 .12
Institutional shares
2019 12 .04 0 .37 0 .79 1 .16 ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 12 .36
2018 12 .50 0 .38 ( 0 .38 ) – ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 12 .04
2017 12 .03 0 .34 0 .52 0 .86 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .50
2016 12 .17 0 .35 0 .17 0 .52 ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 12 .03
2015 12 .60 0 .37 ( 0 .31 ) 0 .06 ( 0 .36 ) ( 0 .13 ) ( 0 .49 ) 12 .17
R-1 shares
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
2017 11 .98 0 .23 0 .52 0 .75 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 12 .45
2016 12 .13 0 .25 0 .16 0 .41 ( 0 .26 ) ( 0 .30 ) ( 0 .56 ) 11 .98
2015 12 .56 0 .26 ( 0 .31 ) ( 0 .05 ) ( 0 .25 ) ( 0 .13 ) ( 0 .38 ) 12 .13
R-2 shares
2019 12 .02 0 .29 0 .78 1 .07 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .34
2018 12 .48 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .29 ) ( 0 .08 ) ( 0 .37 ) 12 .02
2017 12 .01 0 .25 0 .52 0 .77 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .48
2016 12 .16 0 .27 0 .15 0 .42 ( 0 .27 ) ( 0 .30 ) ( 0 .57 ) 12 .01
2015 12 .59 0 .27 ( 0 .30 ) ( 0 .03 ) ( 0 .27 ) ( 0 .13 ) ( 0 .40 ) 12 .16
R-3 shares
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
2017 12 .00 0 .28 0 .52 0 .80 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .48
2016 12 .15 0 .29 0 .15 0 .44 ( 0 .29 ) ( 0 .30 ) ( 0 .59 ) 12 .00
2015 12 .58 0 .30 ( 0 .31 ) ( 0 .01 ) ( 0 .29 ) ( 0 .13 ) ( 0 .42 ) 12 .15
R-4 shares
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
2017 12 .01 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .48
2016 12 .16 0 .31 0 .15 0 .46 ( 0 .31 ) ( 0 .30 ) ( 0 .61 ) 12 .01
2015 12 .59 0 .33 ( 0 .32 ) 0 .01 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .16
R-5 shares
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02
2017 12 .01 0 .31 0 .52 0 .83 ( 0 .31 ) ( 0 .05 ) ( 0 .36 ) 12 .48
2016 12 .15 0 .32 0 .17 0 .49 ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 12 .01
2015 12 .58 0 .34 ( 0 .31 ) 0 .03 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 12 .15

94
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10 .13% (d) $ 1,139,080 0 .43% 0 .46% 3 .01% 11 .1%
( 0 .15 ) (d) 1,085,370 0 .43 0 .46 2 .95 22 .6
7 .14 (d) 1,169,968 0 .44 0 .47 2 .62 19 .1
4 .26 (d) 1,024,333 0 .51 0 .54 2 .79 10 .4
0 .25 (d) 849,016 0 .58 0 .61 2 .66 17 .7
10 .29 220,903 0 .32 (e) – 3 .12 11 .1
( 0 .03 ) 214,476 0 .30 (e) – 3 .06 22 .6
7 .26 213,452 0 .29 (e) – 2 .75 19 .1
4 .51 174,007 0 .32 – 2 .99 10 .4
0 .51 177,423 0 .32 – 2 .95 17 .7
9 .37 3,225 1 .16 (e) – 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (e) – 2 .20 22 .6
6 .37 1,603 1 .16 – 1 .86 19 .1
3 .57 1,100 1 .19 – 2 .11 10 .4
( 0 .36 ) 676 1 .19 – 2 .10 17 .7
9 .49 640 1 .03 (e) – 2 .43 11 .1
( 0 .74 ) 815 1 .03 (e) – 2 .33 22 .6
6 .48 661 1 .03 – 2 .06 19 .1
3 .66 717 1 .06 – 2 .25 10 .4
( 0 .23 ) 839 1 .06 – 2 .21 17 .7
9 .64 5,088 0 .85 (e) – 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (e) – 2 .52 22 .6
6 .76 6,057 0 .85 – 2 .26 19 .1
3 .86 8,034 0 .88 – 2 .49 10 .4
( 0 .05 ) 10,070 0 .88 – 2 .43 17 .7
9 .82 3,019 0 .66 (e) – 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (e) – 2 .71 22 .6
6 .88 5,733 0 .66 – 2 .44 19 .1
4 .05 6,091 0 .69 – 2 .66 10 .4
0 .13 7,849 0 .69 – 2 .70 17 .7
9 .97 8,353 0 .54 (e) – 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (e) – 2 .88 22 .6
7 .01 16,290 0 .54 – 2 .58 19 .1
4 .27 20,211 0 .57 – 2 .71 10 .4
0 .26 16,871 0 .57 – 2 .74 17 .7
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

95
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2019 $ 19 .17 $ 0 .26 $ 1 .76 $ 2 .02 ( $ 0 .37 ) ( $ 2 .89 ) ( $ 3 .26 ) $ 17 .93
2018 20 .70 0 .46 ( 0 .55 ) ( 0 .09 ) ( 0 .38 ) ( 1 .06 ) ( 1 .44 ) 19 .17
2017 17 .71 0 .25 3 .44 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .70
2016 20 .06 0 .22 ( 0 .06 ) 0 .16 ( 0 .19 ) ( 2 .32 ) ( 2 .51 ) 17 .71
2015 21 .26 0 .38 ( 0 .19 ) 0 .19 ( 0 .39 ) ( 1 .00 ) ( 1 .39 ) 20 .06
Institutional shares
2019 19 .39 0 .29 1 .78 2 .07 ( 0 .39 ) ( 2 .89 ) ( 3 .28 ) 18 .18
2018 20 .93 0 .50 ( 0 .57 ) ( 0 .07 ) ( 0 .41 ) ( 1 .06 ) ( 1 .47 ) 19 .39
2017 17 .90 0 .29 3 .48 3 .77 ( 0 .26 ) ( 0 .48 ) ( 0 .74 ) 20 .93
2016 20 .26 0 .26 ( 0 .06 ) 0 .20 ( 0 .24 ) ( 2 .32 ) ( 2 .56 ) 17 .90
2015 21 .46 0 .45 ( 0 .20 ) 0 .25 ( 0 .45 ) ( 1 .00 ) ( 1 .45 ) 20 .26
R-1 shares
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
2017 17 .55 0 .12 3 .43 3 .55 ( 0 .08 ) ( 0 .48 ) ( 0 .56 ) 20 .54
2016 19 .91 0 .12 ( 0 .08 ) 0 .04 ( 0 .08 ) ( 2 .32 ) ( 2 .40 ) 17 .55
2015 21 .10 0 .48 ( 0 .41 ) 0 .07 ( 0 .26 ) ( 1 .00 ) ( 1 .26 ) 19 .91
R-2 shares
2019 19 .09 0 .16 1 .76 1 .92 ( 0 .27 ) ( 2 .89 ) ( 3 .16 ) 17 .85
2018 20 .64 0 .36 ( 0 .58 ) ( 0 .22 ) ( 0 .27 ) ( 1 .06 ) ( 1 .33 ) 19 .09
2017 17 .63 0 .14 3 .45 3 .59 ( 0 .10 ) ( 0 .48 ) ( 0 .58 ) 20 .64
2016 19 .96 0 .12 ( 0 .06 ) 0 .06 ( 0 .07 ) ( 2 .32 ) ( 2 .39 ) 17 .63
2015 21 .15 0 .36 ( 0 .26 ) 0 .10 ( 0 .29 ) ( 1 .00 ) ( 1 .29 ) 19 .96
R-3 shares
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
2017 17 .63 0 .19 3 .42 3 .61 ( 0 .14 ) ( 0 .48 ) ( 0 .62 ) 20 .62
2016 20 .00 0 .16 ( 0 .07 ) 0 .09 ( 0 .14 ) ( 2 .32 ) ( 2 .46 ) 17 .63
2015 21 .19 0 .33 ( 0 .19 ) 0 .14 ( 0 .33 ) ( 1 .00 ) ( 1 .33 ) 20 .00
R-4 shares
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
2017 17 .77 0 .20 3 .48 3 .68 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 20 .78
2016 20 .12 0 .20 ( 0 .07 ) 0 .13 ( 0 .16 ) ( 2 .32 ) ( 2 .48 ) 17 .77
2015 21 .32 0 .42 ( 0 .25 ) 0 .17 ( 0 .37 ) ( 1 .00 ) ( 1 .37 ) 20 .12
R-5 shares
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20
2017 17 .74 0 .26 3 .43 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .73
2016 20 .09 0 .22 ( 0 .07 ) 0 .15 ( 0 .18 ) ( 2 .32 ) ( 2 .50 ) 17 .74
2015 21 .28 0 .39 ( 0 .18 ) 0 .21 ( 0 .40 ) ( 1 .00 ) ( 1 .40 ) 20 .09

96
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets(b)
Ratio of Gross Expenses to
Average Net Assets(b),(c)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14 .07% (d) $ 308,330 0 .47% 0 .50% 1 .50% 19 .9%
( 0 .67 ) (d) 286,265 0 .45 0 .48 2 .27 49 .4
21 .52 (d) 310,009 0 .47 0 .50 1 .30 19 .5
1 .22 (d) 265,807 0 .53 0 .56 1 .23 22 .9
0 .96 (d) 278,150 0 .60 0 .63 1 .87 51 .2
14 .26 278,919 0 .30 (e) – 1 .66 19 .9
( 0 .55 ) 258,545 0 .29 (e) – 2 .44 49 .4
21 .76 273,691 0 .29 (e) – 1 .51 19 .5
1 .44 243,768 0 .32 – 1 .49 22 .9
1 .25 267,751 0 .31 – 2 .19 51 .2
13 .32 413 1 .16 (e) – 1 .08 19 .9
( 1 .43 ) 593 1 .16 (e) – 1 .60 49 .4
20 .71 2,060 1 .16 – 0 .64 19 .5
0 .54 2,133 1 .19 – 0 .69 22 .9
0 .37 3,151 1 .19 – 2 .34 51 .2
13 .42 2,439 1 .03 (e) – 0 .91 19 .9
( 1 .30 ) 2,214 1 .03 (e) – 1 .77 49 .4
20 .91 2,451 1 .03 – 0 .73 19 .5
0 .62 2,168 1 .06 – 0 .70 22 .9
0 .55 2,830 1 .06 – 1 .74 51 .2
13 .69 7,794 0 .85 (e) – 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (e) – 1 .94 49 .4
21 .05 12,339 0 .85 – 1 .01 19 .5
0 .83 17,423 0 .88 – 0 .89 22 .9
0 .72 17,993 0 .88 – 1 .61 51 .2
13 .88 9,416 0 .66 (e) – 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (e) – 2 .12 49 .4
21 .34 15,237 0 .66 – 1 .07 19 .5
1 .03 11,621 0 .69 – 1 .12 22 .9
0 .89 14,237 0 .69 – 2 .05 51 .2
13 .99 16,847 0 .54 (e) – 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (e) – 2 .31 49 .4
21 .44 18,177 0 .54 – 1 .38 19 .5
1 .14 20,857 0 .57 – 1 .26 22 .9
1 .07 24,189 0 .57 – 1 .93 51 .2
(a) Calculated based on average shares outstanding during the period.
(b) Does not include expenses of the investment companies in which the Portfolio invests.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Reflects Manager's contractual expense limit.

97
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total
Dividends and
Distributions
Net Asset Value,
End of Period Total Return
SHORT-TERM INCOME FUND
Class J shares
2019 $ 12 .00 $ 0 .27 $ 0 .31 $ 0 .58 ( $ 0 .27 ) ( $ 0 .27 ) $ 12 .31 4 .91% (c)
2018 12 .20 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) ( 0 .24 ) 12 .00 0 .33 (c)
2017 12 .22 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) ( 0 .21 ) 12 .20 1 .58 (c)
2016 12 .17 0 .20 0 .06 0 .26 ( 0 .21 ) ( 0 .21 ) 12 .22 2 .16 (c)
2015 12 .23 0 .16 ( 0 .06 ) 0 .10 ( 0 .16 ) ( 0 .16 ) 12 .17 0 .83 (c)
Institutional shares
2019 12 .00 0 .30 0 .31 0 .61 ( 0 .30 ) ( 0 .30 ) 12 .31 5 .16
2018 12 .20 0 .27 ( 0 .20 ) 0 .07 ( 0 .27 ) ( 0 .27 ) 12 .00 0 .56
2017 12 .22 0 .24 ( 0 .02 ) 0 .22 ( 0 .24 ) ( 0 .24 ) 12 .20 1 .81
2016 12 .17 0 .23 0 .06 0 .29 ( 0 .24 ) ( 0 .24 ) 12 .22 2 .44
2015 12 .23 0 .20 ( 0 .06 ) 0 .14 ( 0 .20 ) ( 0 .20 ) 12 .17 1 .14
R-1 shares
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) ( 0 .20 ) 12 .32 4 .26
2018 12 .20 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .16 ) ( 0 .16 ) 12 .01 ( 0 .23 )
2017 12 .22 0 .13 ( 0 .02 ) 0 .11 ( 0 .13 ) ( 0 .13 ) 12 .20 0 .93
2016 12 .17 0 .13 0 .06 0 .19 ( 0 .14 ) ( 0 .14 ) 12 .22 1 .56
2015 12 .23 0 .10 ( 0 .07 ) 0 .03 ( 0 .09 ) ( 0 .09 ) 12 .17 0 .27
R-2 shares
2019 12 .00 0 .21 0 .32 0 .53 ( 0 .21 ) ( 0 .21 ) 12 .32 4 .48
2018 12 .20 0 .18 ( 0 .20 ) ( 0 .02 ) ( 0 .18 ) ( 0 .18 ) 12 .00 ( 0 .18 )
2017 12 .22 0 .15 ( 0 .02 ) 0 .13 ( 0 .15 ) ( 0 .15 ) 12 .20 1 .07
2016 12 .17 0 .14 0 .06 0 .20 ( 0 .15 ) ( 0 .15 ) 12 .22 1 .70
2015 12 .23 0 .11 ( 0 .06 ) 0 .05 ( 0 .11 ) ( 0 .11 ) 12 .17 0 .40
R-3 shares
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) ( 0 .24 ) 12 .32 4 .58
2018 12 .21 0 .20 ( 0 .20 ) – ( 0 .20 ) ( 0 .20 ) 12 .01 0 .00
2017 12 .23 0 .17 ( 0 .02 ) 0 .15 ( 0 .17 ) ( 0 .17 ) 12 .21 1 .25
2016 12 .17 0 .16 0 .08 0 .24 ( 0 .18 ) ( 0 .18 ) 12 .23 1 .88 (e)
2015 12 .23 0 .13 ( 0 .06 ) 0 .07 ( 0 .13 ) ( 0 .13 ) 12 .17 0 .67 (e)
R-4 shares
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) ( 0 .26 ) 12 .31 4 .78
2018 12 .20 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) ( 0 .22 ) 12 .00 0 .19
2017 12 .23 0 .20 ( 0 .04 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 12 .20 1 .36
2016 12 .17 0 .19 0 .07 0 .26 ( 0 .20 ) ( 0 .20 ) 12 .23 2 .16
2015 12 .23 0 .16 ( 0 .07 ) 0 .09 ( 0 .15 ) ( 0 .15 ) 12 .17 0 .78
R-5 shares
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) ( 0 .27 ) 12 .33 4 .99
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) ( 0 .24 ) 12 .01 0 .31
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) ( 0 .21 ) 12 .21 1 .56
2016 12 .18 0 .20 0 .06 0 .26 ( 0 .21 ) ( 0 .21 ) 12 .23 2 .19
2015 12 .24 0 .17 ( 0 .06 ) 0 .11 ( 0 .17 ) ( 0 .17 ) 12 .18 0 .90

98
Financial Highlights (Continued)
Principal Funds, Inc.
Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
$ 131,795 0 .67% 0 .70% 2 .24% 52 .4%
123,856 0 .66 0 .69 1 .99 57 .3
139,726 0 .65 0 .68 1 .74 59 .5
144,158 0 .70 0 .73 1 .62 53 .6
124,221 0 .75 0 .80 1 .32 56 .4
4,736,982 0 .43 (d) – 2 .48 52 .4
4,271,619 0 .43 (d) – 2 .23 57 .3
3,636,356 0 .43 (d) – 1 .97 59 .5
2,346,871 0 .43 – 1 .89 53 .6
2,180,068 0 .43 – 1 .63 56 .4
429 1 .29 (d) – 1 .62 52 .4
841 1 .29 (d) – 1 .38 57 .3
500 1 .29 (d) – 1 .10 59 .5
1,338 1 .30 (d) – 1 .03 53 .6
1,237 1 .30 (d) – 0 .78 56 .4
1,571 1 .16 (d) – 1 .75 52 .4
1,898 1 .16 (d) – 1 .48 57 .3
2,428 1 .16 (d) – 1 .23 59 .5
2,358 1 .17 (d) – 1 .16 53 .6
1,975 1 .17 (d) – 0 .90 56 .4
13,832 0 .98 (d) – 1 .93 52 .4
14,259 0 .98 (d) – 1 .67 57 .3
13,662 0 .98 (d) – 1 .41 59 .5
21,159 0 .99 (d) – 1 .34 53 .6
11,415 0 .99 (d) – 1 .09 56 .4
3,816 0 .79 (d) – 2 .12 52 .4
8,394 0 .79 (d) – 1 .86 57 .3
9,181 0 .79 (d) – 1 .61 59 .5
13,199 0 .79 (d) – 1 .53 53 .6
14,049 0 .79 (d) – 1 .28 56 .4
14,704 0 .67 (d) – 2 .23 52 .4
9,938 0 .67 (d) – 1 .98 57 .3
9,955 0 .67 (d) – 1 .72 59 .5
12,039 0 .68 (d) – 1 .65 53 .6
12,383 0 .68 (d) – 1 .39 56 .4
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

99
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class J shares
2019 $ 21.67 $ 0.04 $ 1.01 $ 1.05 ( $ 0.05) ( $ 2.90) ( $ 2.95) $ 19.77
2018 23.18 0.05 0.42 0.47 (0.01) (1.97) (1.98) 21.67
2017 19.26 0.01 4.48 4.49 (0.14) (0.43) (0.57) 23.18
2016 19.82 0.14 0.04 0.18 – (0.74) (0.74) 19.26
2015 20.98 (0.01) 1.32 1.31 – (2.47) (2.47) 19.82
Institutional shares
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
2018 25.74 0.11 0.44 0.55 (0.06) (1.97) (2.03) 24.26
2017 21.31 0.08 4.96 5.04 ( 0 .18) (0.43) (0.61) 25.74
2016 21.81 0.23 0.01 0.24 – (0.74) (0.74) 21.31
2015 22.77 0.06 1 .45 1.51 – (2.47) (2.47) 21.81
R-1 shares
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49
2018 23.11 (0.09) 0.41 0.32 – (1.97) (1.97) 21.46
2017 19.20 (0.12) 4.48 4.36 (0.02) (0.43) (0.45) 23.11
2016 19.88 0.03 0.03 0.06 – (0.74) (0.74) 19.20
2015 21.13 (0.12) 1.34 1.22 – (2.47) (2.47) 19.88
R-2 shares
2019 21.70 (0.04) 1.01 0.97 – (2.90) (2.90) 19.77
2018 23.32 (0.05) 0.40 0.35 – (1.97) (1.97) 21.70
2017 19.40 (0.09) 4.52 4.43 (0.08) (0.43) (0.51) 23.32
2016 20.06 0.01 0.07 0.08 – (0.74) (0.74) 19 .40
2015 21.27 (0.10) 1.36 1.26 – (2.47) (2.47) 20.06
R-3 shares
2019 22.55 (0.01) 1.08 1.07 – ( 2 .90) (2.90) 20.72
2018 24.12 (0.02) 0.42 0.40 – (1.97) (1.97) 22.55
2017 20.01 (0.05) 4.67 4.62 (0.08) (0.43) (0.51) 24.12
2016 20.63 0.09 0.03 0.12 – (0.74) (0.74) 20.01
2015 21.77 (0.06) 1 .39 1.33 – (2.47) (2.47) 20.63
R-4 shares
2019 23.46 0.03 1.14 1.17 (0.04) (2.90) (2.94) 21.69
2018 24.96 0.03 0.44 0.47 – (1.97) (1.97) 23.46
2017 20.70 (0.01) 4.82 4.81 (0.12) (0.43) (0.55) 24.96
2016 21.27 0.11 0.06 0.17 – (0.74) (0.74) 20.70
2015 22.34 (0.02) 1.42 1.40 – (2.47) (2.47) 21.27
R-5 shares
2019 24.00 0.06 1.17 1.23 (0.05) (2.90) (2.95) 22.28
2018 25.47 0.06 0.45 0.51 (0.01) (1.97) (1.98) 24.00
2017 21.10 0.02 4.92 4.94 (0.14) (0.43) (0.57) 25.47
2016 21.65 0.15 0.04 0.19 – (0.74) (0.74) 21 .10
2015 22.66 – 1.46 1.46 – (2.47) (2.47) 21.65
R-6 shares
2019 24.25 0.11 1.20 1.31 (0.10) (2.90) (3.00) 22.56
2018 25.72 0.11 0.46 0.57 (0.07) (1.97) (2.04) 24.25
2017 (f) 23.47 0.02 2.85 2.87 (0.19) (0.43) (0.62) 25.72

100
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7.50% (c) $ 189,772 1.06% 1.09% 0.20% 40.0%
1.93 (c) 191,225 1.02 1.05 0.22 51.6
23.56 (c) 203,083 1.05 1.08 0.07 67.5
1.01 (c) 182,800 1.02 1.05 0.75 59.1
6.97 (c) 200,263 1.10 1.13 (0.06) 69.2
7.72 (d) 107,829 0.85 0.89 0.41 40.0
2.12 (d) 91,484 0.81 0.86 0.42 51.6
23.89 73,867 0.80 0.88 0.32 67.5
1.20 61,357 0.80 0.82 1.12 59.1
7.34 98,042 0.79 0.79 0.26 69.2
6.91 2,407 1.63 – (0.37) 40.0
1.25 2,403 1.63 – (0.38) 51.6
22.86 2,917 1.65 – (0.54) 67.5
0.38 2,535 1.64 – 0.16 59.1
6.44 2,889 1.64 – (0 .59) 69.2
7.03 2,695 1.50 – (0.23) 40.0
1.38 3,747 1.50 – (0.21) 51.6
23.03 12,324 1.52 – (0.40) 67.5
0.48 11,107 1.51 – 0.05 59.1
6.60 4,161 1.51 – (0.47) 69.2
7.23 9,247 1.32 – (0.06) 40.0
1.55 11,352 1.32 – (0.07) 51.6
23.27 14,310 1.34 – (0.22) 67.5
0.67 12,944 1.33 – 0.45 59.1
6.79 9,368 1.33 – (0.28) 69.2
7.42 25,604 1.13 – 0.12 40.0
1.80 18,401 1.13 – 0.10 51.6
23.44 16,508 1.15 – (0.04) 67.5
0.89 13,799 1.14 – 0.57 59.1
6.95 9,089 1.14 – (0 .08) 69.2
7.55 23,288 1.01 – 0.26 40.0
1.92 22,556 1.01 – 0.22 51.6
23.62 20,270 1.03 – 0.10 67.5
0.97 18,947 1.02 – 0.75 59.1
7.13 18,855 1.02 – 0.02 69.2
7.82 (d) 62,428 0.77 (e) – 0.49 40.0
2.20 (d) 48,252 0.77 (e) – 0.42 51.6
12.44 (g) 23,391 0.77 (e ),( h) – 0.10 (h) 67.5 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

101
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2019 $ 10.56 ( $ 0.07) $ 0.69 $ 0.62 ( $ 1.89) ( $ 1 .89) $ 9.29
2018 10.88 (0.09) 1.04 0.95 (1.27) (1.27) 10.56
2017 8.59 (0.09) 2.74 2.65 ( 0 .36) (0.36) 10.88
2016 9.52 (0.06) 0.14 0.08 (1.01) (1.01) 8.59
2015 11.70 (0.10) 0.38 0 .28 (2.46) (2.46) 9.52
Institutional shares
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
2018 14.27 (0.08) 1.37 1.29 (1.27) (1.27) 14.29
2017 11.13 (0.06) 3.56 3.50 (0.36) (0.36) 14.27
2016 11.99 (0.04) 0.19 0.15 (1.01) (1.01) 11.13
2015 14.05 (0.07) 0.47 0.40 (2.46) (2.46) 11.99
R-1 shares
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
2018 11.91 (0.17) 1.15 0.98 (1.27) (1.27) 11.62
2017 9.42 (0.15) 3.00 2.85 (0.36) (0.36) 11.91
2016 10.39 (0.11) 0.15 0.04 (1.01) (1.01) 9.42
2015 12.59 (0.15) 0.41 0.26 (2.46) (2.46) 10.39
R-2 shares
2019 11.29 (0.12) 0.77 0.65 (1.89) (1.89) 10.05
2018 11.60 (0.15) 1.11 0.96 (1.27) (1.27) 11.29
2017 9.17 (0.13) 2.92 2.79 (0.36) (0.36) 11.60
2016 10.13 (0.10) 0.15 0.05 (1.01) (1.01) 9.17
2015 12.32 (0.13) 0.40 0.27 (2.46) ( 2 .46) 10.13
R-3 shares
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
2018 12.25 (0.14) 1.18 1.04 (1.27) (1.27) 12.02
2017 9.65 (0.12) 3.08 2.96 (0.36) (0.36) 12.25
2016 10.59 (0.09) 0.16 0 .07 (1.01) (1.01) 9.65
2015 12.75 (0.12) 0.42 0.30 (2.46) (2.46) 10.59
R-4 shares
2019 12.79 ( 0 .10) 0.94 0.84 (1.89) (1.89) 11.74
2018 12.94 (0.12) 1.24 1.12 (1.27) (1.27) 12.79
2017 10 .15 (0.11) 3.26 3.15 (0.36) (0.36) 12.94
2016 11.07 (0.08) 0.17 0.09 (1.01) (1.01) 10.15
2015 13.19 (0.10) 0.44 0.34 (2.46) (2.46) 11.07
R-5 shares
2019 13.39 (0.09) 1.01 0.92 (1.89) (1.89) 12.42
2018 13.47 (0.11) 1.30 1.19 (1.27) (1.27) 13.39
2017 10.55 (0.10) 3.38 3.28 (0.36) (0.36) 13.47
2016 11.45 (0.07) 0.18 0.11 (1.01) (1.01) 10.55
2015 13.55 (0.09) 0.45 0.36 (2.46) (2.46) 11.45
R-6 shares
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13.43
2018 14.25 (0.08) 1.37 1.29 (1.27) ( 1 .27) 14.27
2017 11.11 (0.08) 3.58 3.50 (0.36) (0.36) 14.25
2016 11.98 (0.06) 0.20 0.14 (1.01) (1.01) 11.11
2015 (f) 14.24 (0.07) 0.27 0.20 (2.46) (2.46) 11.98

102
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.17% (c) $ 69,567 1.33% 1.45% (0.81) % 57.4%
8.82 (c) 66,138 1.29 1.41 (0.81) 68.8
31.61 (c) 58,650 1.36 1.47 (0.91) 52.3
0.95 (c) 47,535 1.35 1.45 (0.73) 57.1
3.12 (c) 52,609 1.46 1.56 (0.96) 70.0
10.50 (d) 148,229 1.02 1.19 (0.50) 57.4
9.12 152,106 1.02 1.15 (0.54) 68.8
32.04 163,287 1.02 1.11 (0.53) 52.3
1.36 1,292,151 1.02 1.10 (0.39) 57.1
3.50 1,489,140 1.02 1.09 (0.52) 70.0
9.59 1,757 1.87 (e) – (1.35) 57.4
8.27 2,255 1.87 (e) – (1.39) 68.8
30.92 2,363 1.88 (e) – (1.42) 52.3
0.43 2,148 1.88 (e) – (1.24) 57.1
2.64 2,974 1.88 (e) – (1.38) 70.0
9.71 2,815 1.74 (e) – (1.22) 57.4
8.32 3,327 1.74 (e) – (1.26) 68.8
31.12 4,942 1.75 (e) – (1.28) 52.3
0.55 4,491 1.75 (e) – (1.12) 57.1
2.82 6,055 1.75 (e) – (1.25) 70.0
9.90 13,075 1.56 (e) – (1.04) 57.4
8.54 14,357 1.56 (e) – (1.08) 68.8
31.34 17,282 1.57 (e) – (1.11) 52.3
0.73 16,020 1.57 (e) – (0.94) 57.1
2.99 20,155 1.57 (e) – (1.07) 70.0
10.11 12,710 1.37 (e) – (0.85) 57.4
8.72 12,526 1.37 (e) – (0.89) 68.8
31.67 12,382 1.38 (e) – (0.91) 52.3
0.90 12,216 1.38 (e) – (0.75) 57.1
3.22 15,758 1.38 (e) – (0.89) 70.0
10.29 37,322 1.25 (e) – (0.73) 57.4
8.91 43,250 1.25 (e) – (0.77) 68.8
31.71 40,715 1.26 (e) – (0.80) 52.3
1.05 34,740 1.26 (e) – (0.64) 57.1
3.31 36,955 1.26 (e) – (0.76) 70.0
10.52 (d) 1,497,648 0.99 (e) – (0.48) 57.4
9.13 1,457,244 0.99 (e) – (0.52) 68.8
32.10 1,299,913 1.01 (e) – (0.63) 52.3
1.27 605 1.06 (e) – (0.57) 57.1
2.05 (g) 10 1.06 (e),(h) – (0.59) (h) 70.0 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

103
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2019 $ 26.23 $ 0 .23 $ 0.04 $ 0.27 ( $ 0.27) ( $ 2.68) ( $ 2.95) $ 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
2017 22.37 0.23 5.75 5.98 (0.22) (1.45) (1.67) 26.68
2016 23.02 0.21 0.98 1.19 (0.21) (1.63) (1.84) 22.37
2015 24.36 0.22 0.28 0.50 (0.18) (1.66) (1.84) 23.02
Institutional shares
2019 27.68 0.30 0.05 0.35 ( 0 .32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
2017 23.44 0.30 6.04 6.34 (0.27) (1.45) (1.72) 28.06
2016 24.05 0.28 1.01 1.29 (0.27) (1.63) (1.90) 23.44
2015 25.37 0.29 0.31 0.60 (0.26) (1.66) (1.92) 24.05
R-1 shares
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1.14 1.21 (0.09) (1.54) (1.63) 27.11
2017 23.06 0.09 5.92 6.01 (0.09) (1.45) (1.54) 27.53
2016 23.67 0.09 1.01 1.10 (0.08) (1.63) (1.71) 23.06
2015 24.99 0.09 0.31 0.40 (0.06) (1.66) (1.72) 23 .67
R-2 shares
2019 27.87 0.14 0.08 0.22 (0.12) (2.68) (2.80) 25.29
2018 28.26 0.11 1.16 1.27 (0.12) (1.54) (1.66) 27.87
2017 23.62 0.12 6.09 6.21 (0.12) (1.45) (1.57) 28.26
2016 24.19 0.12 1.03 1 .15 (0.09) (1.63) (1.72) 23.62
2015 25.51 0.13 0.29 0.42 (0.08) (1.66) (1.74) 24.19
R-3 shares
2019 28 .12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) (1.71) 28.12
2017 23.79 0.17 6.13 6.30 (0.15) (1.45) (1.60) 28.49
2016 24.36 0.17 1.03 1.20 (0.14) (1.63) (1.77) 23.79
2015 25.68 0.17 0.31 0.48 (0.14) (1.66) (1.80) 24.36
R-4 shares
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
2017 24.01 0.22 6.18 6.40 (0.19) (1.45) ( 1 .64) 28.77
2016 24.57 0.21 1.05 1.26 (0.19) (1.63) (1.82) 24.01
2015 25.89 0.22 0.30 0.52 (0.18) (1.66) (1.84) 24.57
R-5 shares
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1 .19 1.45 (0.25) (1.54) (1.79) 28.59
2017 24.13 0.26 6.21 6.47 (0.22) (1.45) (1.67) 28.93
2016 24 .69 0.24 1.05 1.29 (0.22) (1.63) (1.85) 24.13
2015 25.99 0.25 0.31 0.56 (0.20) (1.66) (1.86) 24.69
R-6 shares
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 (0.31) (1.54) (1.85) 27.67
2017 (e) 26.52 0.27 2.99 3.26 (0.28) (1.45) (1.73) 28.05

104
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.86% (c) $ 171,912 0.44% 0.47% 1.01% 16.8%
5.14 (c) 182,777 0.41 0.44 0.89 17.4
27.32 (c) 182,503 0.43 0.46 0.94 14.0
5.85 (c) 149,939 0.47 0.50 0.97 20.7
2.28 (c) 139,090 0.49 0.54 0.92 19.9
3.04 330,036 0.24 (d) – 1.21 16.8
5.32 359,661 0.22 (d) – 1.08 17.4
27.64 395,731 0.22 (d) – 1.17 14.0
6.07 558,869 0.21 – 1.24 20.7
2.61 573,165 0.20 0.20 1.20 19.9
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
26.56 13,654 1.04 – 0.34 14.0
5.22 12,570 1.04 – 0.40 20.7
1.75 11,924 1.04 – 0.37 19.9
2.39 11,143 0.91 – 0.55 16.8
4.56 13,500 0.91 – 0.39 17.4
26.77 17,487 0.91 – 0.46 14.0
5.35 16,157 0.91 – 0.54 20.7
1.84 15,006 0.91 – 0.51 19.9
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17 .4
26.99 122,349 0.73 – 0.65 14.0
5.54 119,969 0.73 – 0.72 20.7
2.05 127,893 0.73 – 0.68 19.9
2.75 57,686 0.54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
27.20 90,479 0.54 – 0.83 14.0
5.75 76,916 0.54 – 0.92 20.7
2.22 84,632 0.54 – 0.87 19.9
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
27.38 195,569 0.42 – 0.96 14.0
5.86 184,384 0.42 – 1.02 20.7
2.38 178,942 0.42 – 0.99 19 .9
3.14 464,412 0.17 (d) – 1.28 16.8
5.37 383,063 0.16 (d) – 1.12 17.4
12.82 (f) 315,680 0.17 (d ),( g) – 1.08 (g) 14.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

105
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2019 $ 11.78 $ 0.05 $ 0.19 $ 0.24 ( $ 0.05) ( $ 1.78) ( $ 1.83) $ 10.19
2018 13.42 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.78
2017 11.66 (0.01) 2.51 2.50 (0.02) (0.72) (0.74) 13.42
2016 12.49 0.02 0.43 0.45 (0.03) (1.25) (1.28) 11.66
2015 13.85 0.02 0.12 0.14 – (1.50) (1.50) 12.49
Institutional shares
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
2018 13.77 0.07 (0.36) (0.29) (0.06) (1.30) (1.36) 12.12
2017 11.94 0.06 2 .55 2.61 (0.06) (0.72) (0.78) 13.77
2016 12.76 0.07 0.44 0.51 (0.08) (1.25) (1.33) 11.94
2015 14.10 0.08 0.13 0.21 (0.05) (1.50) (1.55) 12.76
R-1 shares
2019 10.93 0.01 0.16 0.17 – (1.78) (1.78) 9.32
2018 12.59 (0.04) (0.32) (0.36) – (1.30) (1.30) 10.93
2017 11.01 (0.06) 2.36 2.30 – (0.72) (0.72) 12.59
2016 11.88 (0.03) 0.41 0.38 – (1.25) (1.25) 11.01
2015 13.30 (0.04) 0.12 0.08 – (1.50) ( 1 .50) 11.88
R-2 shares
2019 11.13 0.02 0.17 0.19 – (1.78) (1.78) 9.54
2018 12.78 (0.03) (0.32) ( 0 .35) – (1.30) (1.30) 11.13
2017 11.15 (0.04) 2.39 2.35 – (0.72) (0.72) 12.78
2016 12.00 ( 0 .02) 0.42 0.40 – (1.25) (1.25) 11.15
2015 13.40 (0.01) 0.11 0.10 – (1.50) (1.50) 12.00
R-3 shares
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
2018 13.23 – (0.34) (0.34) – (1.30) (1.30) 11.59
2017 11.51 (0.02) 2.46 2.44 – (0.72) (0.72) 13.23
2016 12.35 – 0.43 0.43 (0.02) (1.25) (1.27) 11.51
2015 13.72 – 0.13 0.13 – (1.50) (1.50) 12.35
R-4 shares
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10.19
2018 13.41 0.02 (0.35) (0.33) (0.01) (1.30) (1.31) 11.77
2017 11.65 – 2.50 2.50 (0.02) (0.72) (0.74) 13.41
2016 12.48 0.03 0.43 0.46 (0.04) (1.25) (1.29) 11.65
2015 13.83 0.03 0.12 0.15 – (1.50) (1.50) 12.48
R-5 shares
2019 11.91 0.07 0.19 0.26 (0.06) (1.78) (1.84) 10.33
2018 13.55 0.04 (0.35) (0.31) (0.03) (1.30) (1.33) 11.91
2017 11.77 0.02 2.52 2.54 (0.04) (0.72) (0.76) 13.55
2016 12.59 0.04 0.44 0.48 (0.05) (1.25) (1.30) 11.77
2015 13.93 0.04 0.13 0.17 (0.01) (1.50) (1.51) 12.59
R-6 shares
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54
2018 13.76 0.07 (0.35) (0.28) ( 0 .06) (1.30) (1.36) 12.12
2017 11.93 0.03 2.58 2.61 (0.06) (0.72) (0.78) 13.76
2016 12.75 0 .03 0.48 0.51 (0.08) (1.25) (1.33) 11.93
2015 (f) 14.36 0.07 (0.13) (0.06) (0.05) (1.50) (1.55) 12.75

106
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.60% (c) $ 16,348 1.45% 1.52% 0.46% 76.1%
(3.18) (c) 17,180 1.36 1.43 0.13 84.1
21.66 (c) 19,406 1.40 1.45 (0.04) 58.6
4.33 (c) 18,069 1.41 1.46 0.18 52.5
1.16 (c) 18,937 1.45 1.50 0.12 47.8
5.09 116,450 0.99 1.11 0.92 76.1
(2.80) 129,984 1.00 1.07 0.49 84.1
22.11 186,765 0.99 1.02 0.43 58.6
4.82 1,144,250 0.99 1.01 0.60 52.5
1.64 1,251,443 0.98 1.00 0.60 47.8
4.21 871 1.84 (d) – 0.07 76.1
(3.61) 983 1.84 (d) – (0.35) 84.1
21 .05 1,200 1.85 (d) – (0.47) 58.6
3.93 1,434 1.85 (d) – (0.26) 52.5
0.70 1,761 1.85 (d) – (0.29) 47.8
4.34 1,394 1.71 (d) – 0.23 76.1
(3.47) 2,030 1.71 (d) – (0.22) 84.1
21.24 3,975 1.72 (d) – (0.36) 58.6
3.98 (e) 3,735 1.72 (d) – (0.14) 52.5
0.95 (e) 3,666 1.72 (d) – (0.12) 47.8
4.51 6,798 1.53 (d) – 0.39 76.1
(3.27) 9,087 1 .53 (d) – (0.04) 84.1
21.41 12,261 1.54 (d) – (0.17) 58.6
4 .23 13,501 1.54 (d) – 0.03 52.5
1.08 11,887 1.54 (d) – 0.01 47.8
4.67 4,746 1.34 (d) – 0.57 76.1
(3.14) 4,824 1.34 (d) – 0.15 84.1
21.64 6,883 1.35 (d) – 0.02 58.6
4.43 7,570 1.35 (d) – 0.25 52.5
1.24 12,024 1.35 (d) – 0.23 47.8
4.80 19,469 1.22 (d) – 0.70 76.1
(2.99) 23,256 1.22 (d) – 0.28 84.1
21.78 31,863 1 .23 (d) – 0.13 58.6
4.60 23,856 1.23 (d) – 0.35 52.5
1 .41 22,508 1.23 (d) – 0.34 47.8
5.05 840,894 0.97 (d) – 0.94 76.1
(2.70) 885,580 0.96 (d) – 0.54 84.1
22.13 967,766 0.97 (d) – 0.25 58.6
4.82 3,511 1.01 (d) – 0.28 52.5
(0.27) (g) 10 1.01 (d ),( h) – 0 .55 (h) 47.8 (h)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager and/or Distributor.
(c) Total return is calculated without the contingent deferred sales charge.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

107
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Institutional shares
2019 $ 6.95 $ 0.26 $ 0 .48 $ 0.74 ( $ 0.25) ( $ 0.25) $ 7.44
2018 7.25 0.29 (0.31) (0.02) (0.28) (0.28) 6.95
2017 7.43 0.31 (0.20) 0.11 (0.29) (0.29) 7.25
2016 7.34 0.28 0.09 0.37 (0.28) (0.28) 7.43
2015 (d) 7.31 0.14 0.01 0.15 (0.12) (0.12) 7.34

108
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.73% $ 163,406 0.59% (b) 0.52% (b ),( c) 3.57% 64 . 0%
(0.31) 70,842 0.59 (b) 0.52 (b ),( c) 4.11 65.8
1.54 40,449 0.52 (b) 0.48 (b ),( c) 4.22 30.9
5.04 4,346 0.63 (b) 0.60 (b ),( c) 3.76 33.7
2.07 (e) 345 0.62 (b ),( f) 0.60 (b ),( c),(f) 4.15 (f) 21.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Period from May 18, 2015, date operations commenced, through October 31, 2015.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

109
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2019 $ 10 .10 $ 0 .32 $ 0 .67 $ 0 .99 ( $ 0 .29 ) ( $ 0 .29 ) $ 10 .80
2018 10 .53 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .33 ) ( 0 .33 ) 10 .10
2017 10 .68 0 .36 ( 0 .17 ) 0 .19 ( 0 .34 ) ( 0 .34 ) 10 .53
2016 10 .46 0 .36 0 .21 0 .57 ( 0 .35 ) ( 0 .35 ) 10 .68
2015 10 .51 0 .41 ( 0 .03 ) 0 .38 ( 0 .43 ) ( 0 .43 ) 10 .46
Class C shares
2019 10 .12 0 .24 0 .66 0 .90 ( 0 .20 ) ( 0 .20 ) 10 .82
2018 10 .55 0 .27 ( 0 .46 ) ( 0 .19 ) ( 0 .24 ) ( 0 .24 ) 10 .12
2017 10 .70 0 .28 ( 0 .18 ) 0 .10 ( 0 .25 ) ( 0 .25 ) 10 .55
2016 10 .48 0 .26 0 .22 0 .48 ( 0 .26 ) ( 0 .26 ) 10 .70
2015 10 .53 0 .31 ( 0 .03 ) 0 .28 ( 0 .33 ) ( 0 .33 ) 10 .48
CORE PLUS BOND FUND
Class A shares
2019 10 .36 0 .30 0 .78 1 .08 ( 0 .31 ) ( 0 .31 ) 11 .13
2018 10 .98 0 .30 ( 0 .60 ) ( 0 .30 ) ( 0 .32 ) ( 0 .32 ) 10 .36
2017 11 .05 0 .28 ( 0 .07 ) 0 .21 ( 0 .28 ) ( 0 .28 ) 10 .98
2016 10 .80 0 .24 0 .23 0 .47 ( 0 .22 ) ( 0 .22 ) 11 .05
2015 10 .97 0 .24 ( 0 .17 ) 0 .07 ( 0 .24 ) ( 0 .24 ) 10 .80

110
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .94% $ 420,656 0 .81% 0 .78% (c) 3 .08% 42 .3%
( 1 .00 ) 283,709 0 .83 0 .77 (c) 3 .45 49 .0
1 .82 292,217 0 .82 0 .77 (c) 3 .48 39 .8
5 .50 334,431 0 .82 0 .77 (c) 3 .31 27 .9
3 .67 201,572 0 .81 0 .78 (c) 3 .92 26 .6
9 .01 41,462 1 .65 1 .62 (c) 2 .26 42 .3
( 1 .82 ) 33,333 1 .67 1 .61 (c) 2 .62 49 .0
0 .99 39,252 1 .64 1 .59 (c) 2 .66 39 .8
4 .60 48,468 1 .65 1 .60 (c) 2 .43 27 .9
2 .70 16,014 1 .74 1 .71 (c) 2 .99 26 .6
10 .63 (d) 89,060 0 .88 (e) N/A 2 .75 138 .6
( 2 .74 ) 78,179 0 .88 (e) N/A 2 .80 134 .0
1 .96 90,713 0 .88 (e) N/A 2 .55 128 .3
4 .40 95,813 0 .88 (e) N/A 2 .20 168 .4
0 .63 96,057 0 .88 (e) N/A 2 .16 208 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

111
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2019 $ 12 .26 $ 0 .18 $ 0 .79 $ 0 .97 ( $ 0 .15 ) ( $ 0 .56 ) ( $ 0 .71 ) $ 12 .52
2018 13 .96 0 .20 ( 1 .71 ) ( 1 .51 ) ( 0 .19 ) – ( 0 .19 ) 12 .26
2017 11 .35 0 .11 2 .63 2 .74 ( 0 .13 ) – ( 0 .13 ) 13 .96
2016 11 .55 0 .13 ( 0 .22 ) ( 0 .09 ) ( 0 .11 ) – ( 0 .11 ) 11 .35
2015 11 .96 0 .15 ( 0 .44 ) ( 0 .29 ) ( 0 .12 ) – ( 0 .12 ) 11 .55
Class C shares
2019 12 .21 0 .09 0 .80 0 .89 ( 0 .05 ) ( 0 .56 ) ( 0 .61 ) 12 .49
2018 13 .92 0 .10 ( 1 .71 ) ( 1 .61 ) ( 0 .10 ) – ( 0 .10 ) 12 .21
2017 11 .30 0 .02 2 .64 2 .66 ( 0 .04 ) – ( 0 .04 ) 13 .92
2016 11 .51 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .04 ) – ( 0 .04 ) 11 .30
2015 11 .91 0 .06 ( 0 .43 ) ( 0 .37 ) ( 0 .03 ) – ( 0 .03 ) 11 .51
EQUITY INCOME FUND
Class A shares
2019 30 .97 0 .56 3 .75 4 .31 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .25
2018 31 .55 0 .64 0 .87 1 .51 ( 0 .57 ) ( 1 .52 ) ( 2 .09 ) 30 .97
2017 26 .69 0 .56 5 .28 5 .84 ( 0 .46 ) ( 0 .52 ) ( 0 .98 ) 31 .55
2016 25 .80 0 .56 0 .86 1 .42 ( 0 .53 ) – ( 0 .53 ) 26 .69
2015 26 .27 0 .54 ( 0 .50 ) 0 .04 ( 0 .51 ) – ( 0 .51 ) 25 .80
Class C shares
2019 30 .17 0 .32 3 .64 3 .96 ( 0 .37 ) ( 1 .43 ) ( 1 .80 ) 32 .33
2018 30 .78 0 .40 0 .85 1 .25 ( 0 .34 ) ( 1 .52 ) ( 1 .86 ) 30 .17
2017 26 .07 0 .33 5 .16 5 .49 ( 0 .26 ) ( 0 .52 ) ( 0 .78 ) 30 .78
2016 25 .22 0 .36 0 .83 1 .19 ( 0 .34 ) – ( 0 .34 ) 26 .07
2015 25 .69 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .32 ) – ( 0 .32 ) 25 .22

112
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .93% $ 217,243 1 .27% (c) 1 .52% 51 .0%
( 10 .99 ) 217,118 1 .31 1 .42 51 .1
24 .41 256,761 1 .35 0 .92 46 .7
( 0 .78 ) 221,880 1 .36 1 .21 48 .2
( 2 .39 ) 242,162 1 .35 1 .28 51 .7
8 .14 10,863 2 .00 (c) 0 .72 51 .0
( 11 .68 ) 15,031 2 .08 (c) 0 .70 51 .1
23 .60 16,331 2 .08 (c) 0 .18 46 .7
( 1 .49 ) 13,511 2 .08 (c) 0 .51 48 .2
( 3 .12 ) 14,376 2 .08 (c) 0 .55 51 .7
15 .12 1,200,974 0 .91 1 .81 21 .5
4 .77 1,094,052 0 .89 2 .02 13 .2
22 .32 962,989 0 .89 1 .90 23 .3
5 .56 891,633 0 .91 2 .15 16 .4
0 .16 942,277 0 .91 2 .06 15 .8
14 .26 155,071 1 .65 1 .08 21 .5
4 .03 178,958 1 .62 1 .30 13 .2
21 .42 189,509 1 .63 1 .16 23 .3
4 .76 181,177 1 .65 1 .41 16 .4
( 0 .57 ) 189,402 1 .64 1 .32 15 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

113
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Class A shares
2019 $ 9.78 $ 0.41 $ 0.74 $ 1.15 ( $ 0.46) $ – $ – ( $ 0.46) $ 10.47
2018 10.44 0.33 (0.44) (0.11) (0.25) (0.30) – (0.55) 9.78
2017 10.14 0.41 0.44 0.85 (0.44) (0.11) – (0.55) 10.44
2016(e) 10.00 0.13 0.13 0.26 (0.12) – – (0.12) 10.14
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2019 13.20 0.69 0.48 1.17 (0.65) – – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) – (0.02) (0.60) 13.20
2017 13.72 0.69 0.46 1.15 (0.71) – – (0.71) 14.16
2016 13.59 0.70 0.14 0.84 (0.71) – – (0.71) 13.72
2015 14.76 0.65 (0.86) (0.21) (0.61) (0.35) – (0.96) 13.59
Class C shares
2019 13.12 0.58 0.47 1.05 (0.54) – – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) – (0.01) (0.49) 13.12
2017 13.64 0.59 0.44 1.03 (0.60) – – (0.60) 14.07
2016 13.51 0.60 0.14 0.74 (0.61) – – (0.61) 13.64
2015 14.69 0.54 (0.87) (0.33) (0.50) (0.35) – (0.85) 13.51

114
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales and
Short Sale Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12.09% $ 1,742 1.28% (c) N/A 4.05% 312.5%
(1.12) 1,578 1.47 (c) N/A 3.30 399.2
8.63 488 1.48% (c) 1.47 (d) 4.00 465.3
2.56 (f) 101 1.47 (c ),( g) N/A 4.23 (g) 511.0 (g)
9.17 (h) 1,422,501 1.02 (c) 1.02 (d) 5.10 87.3
(2.67) 1,474,030 1.07 (c) 1.06 (d) 4.68 106.9
8.63 1,916,690 1.09 1.06 (d) 5.01 120.1
6.50 2,088,052 1.19 1.09 (d) 5.28 101.1
(1.49) 2,353,934 1.09 1.08 (d) 4.64 76.9
8.30 (h) 1,403,821 1.79 (c) 1.79 (d) 4.36 87.3
(3.34) 1,761,951 1.82 (c) 1.81 (d) 3.93 106.9
7.79 2,263,619 1.85 1.82 (d) 4.25 120.1
5.67 (h) 2,417,920 1.95 1.85 (d) 4.52 101.1
(2.17) (h) 2,677,807 1.85 1.84 (d) 3.88 76.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(e) Period from July 11, 2016, date operations commenced, through October 31, 2016.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

115
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2019 $ 8 .62 $ 0 .12 $ 1 .79 $ 1 .91 ( $ 0 .36 ) ( $ 0 .06 ) ( $ 0 .42 ) $ 10 .11
2018 8 .87 0 .16 – 0 .16 ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 8 .62
2017 8 .35 0 .09 0 .68 0 .77 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 8 .87
2016 8 .75 0 .11 ( 0 .16 ) ( 0 .05 ) ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 8 .35
2015 8 .72 0 .10 0 .21 0 .31 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 8 .75
Class C shares
2019 8 .32 0 .05 1 .73 1 .78 ( 0 .29 ) ( 0 .06 ) ( 0 .35 ) 9 .75
2018 8 .58 0 .09 – 0 .09 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 8 .32
2017 8 .11 0 .02 0 .66 0 .68 ( 0 .18 ) ( 0 .03 ) ( 0 .21 ) 8 .58
2016 8 .50 0 .04 ( 0 .14 ) ( 0 .10 ) ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 8 .11
2015 8 .50 0 .03 0 .20 0 .23 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 8 .50
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2019 9 .94 0 .21 0 .63 0 .84 ( 0 .26 ) – ( 0 .26 ) 10 .52
2018 10 .42 0 .21 ( 0 .42 ) ( 0 .21 ) ( 0 .27 ) – ( 0 .27 ) 9 .94
2017 10 .84 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .37 ) – ( 0 .37 ) 10 .42
2016 10 .93 0 .32 ( 0 .02 ) 0 .30 ( 0 .39 ) – ( 0 .39 ) 10 .84
2015 11 .03 0 .26 ( 0 .06 ) 0 .20 ( 0 .30 ) – ( 0 .30 ) 10 .93
Class C shares
2019 9 .94 0 .12 0 .64 0 .76 ( 0 .18 ) – ( 0 .18 ) 10 .52
2018 10 .41 0 .13 ( 0 .41 ) ( 0 .28 ) ( 0 .19 ) – ( 0 .19 ) 9 .94
2017 10 .83 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .28 ) – ( 0 .28 ) 10 .41
2016 10 .92 0 .23 ( 0 .02 ) 0 .21 ( 0 .30 ) – ( 0 .30 ) 10 .83
2015 11 .02 0 .15 ( 0 .04 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 10 .92

116
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
22 .96% $ 124,180 1 .35% – % 1 .28% 42 .4%
1 .75 101,404 1 .31 – 1 .81 24 .3
9 .53 134,866 1 .33 – 1 .07 67 .3
( 0 .50 ) 164,926 1 .32 – 1 .26 54 .7
3 .59 146,690 1 .32 (c) – 1 .11 47 .5
22 .15 33,156 2 .11 (c) – 0 .53 42 .4
0 .93 30,858 2 .07 (c) – 1 .02 24 .3
8 .55 36,680 2 .12 (c) – 0 .29 67 .3
( 1 .18 ) 51,053 2 .11 (c) – 0 .49 54 .7
2 .75 59,807 2 .09 (c) – 0 .35 47 .5
8 .53 234,134 0 .83 0 .87 (d) 2 .01 23 .2
( 2 .04 ) 227,870 0 .81 0 .91 (d) 2 .06 19 .9
( 0 .45 ) 273,038 0 .81 0 .91 (d) 2 .85 22 .6
2 .79 312,158 0 .81 0 .91 (d) 2 .89 31 .4
1 .80 291,241 0 .80 0 .90 (d) 2 .32 31 .0
7 .67 31,867 1 .63 (c) – 1 .22 23 .2
( 2 .75 ) 36,119 1 .63 (c) – 1 .25 19 .9
( 1 .33 ) 49,114 1 .63 (c) – 2 .04 22 .6
1 .91 62,811 1 .63 (c) – 2 .08 31 .4
0 .97 54,699 1 .63 (c) – 1 .40 31 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.

117
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
(c)
Class A shares
2019 $ 9 .44 $ 0 .56 ( $ 0 .13 ) $ 0 .43 ( $ 0 .58 ) $ – ( $ 0 .58 ) $ 9 .29
2018 9 .97 0 .53 ( 0 .53 ) – ( 0 .53 ) – ( 0 .53 ) 9 .44
2017 9 .80 0 .48 0 .16 0 .64 ( 0 .47 ) – ( 0 .47 ) 9 .97
2016 9 .64 0 .51 0 .16 0 .67 ( 0 .51 ) – ( 0 .51 ) 9 .80
2015 10 .49 0 .51 ( 0 .75 ) ( 0 .24 ) ( 0 .53 ) ( 0 .08 ) ( 0 .61 ) 9 .64
HIGH YIELD FUND
Class A shares
2019 7 .11 0 .38 0 .06 0 .44 ( 0 .40 ) – ( 0 .40 ) 7 .15
2018 7 .55 0 .39 ( 0 .42 ) ( 0 .03 ) ( 0 .41 ) – ( 0 .41 ) 7 .11
2017 7 .24 0 .38 0 .30 0 .68 ( 0 .37 ) – ( 0 .37 ) 7 .55
2016 7 .16 0 .40 0 .11 0 .51 ( 0 .43 ) – ( 0 .43 ) 7 .24
2015 7 .72 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 7 .16
Class C shares
2019 7 .19 0 .34 0 .05 0 .39 ( 0 .35 ) – ( 0 .35 ) 7 .23
2018 7 .63 0 .34 ( 0 .43 ) ( 0 .09 ) ( 0 .35 ) – ( 0 .35 ) 7 .19
2017 7 .31 0 .33 0 .31 0 .64 ( 0 .32 ) – ( 0 .32 ) 7 .63
2016 7 .23 0 .35 0 .11 0 .46 ( 0 .38 ) – ( 0 .38 ) 7 .31
2015 7 .78 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 7 .23

118
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .65% (d) $ 5,543 1 .05% (a) ,(e) 5 .98% 56 .5%
0 .07 (d) 6,376 1 .05 (a) ,(e) 5 .50 42 .5
6 .67 6,031 1 .05 (a) ,(e) 4 .80 104 .8
7 .31 5,426 1 .05 (a) ,(e) 5 .36 51 .5
( 2 .37 ) 3,981 1 .05 (a) ,(e) 4 .96 49 .6
6 .36 615,367 0 .94 5 .40 49 .8
( 0 .45 ) 609,934 0 .92 5 .35 42 .0
9 .63 851,070 0 .91 5 .12 51 .2
7 .55 933,518 0 .90 5 .74 42 .7
( 0 .90 ) 1,039,461 0 .88 5 .42 45 .1
5 .52 170,730 1 .67 4 .72 49 .8
( 1 .16 ) 259,729 1 .63 4 .64 42 .0
8 .89 339,347 1 .63 4 .40 51 .2
6 .68 382,177 1 .65 5 .00 42 .7
( 1 .50 ) 415,004 1 .63 4 .69 45 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

119
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total
Dividends and
Distributions
Net Asset
Value, End of
Period Total Return(b)
INCOME FUND
Class A shares
2019 $ 9.18 $ 0.24 $ 0.64 $ 0.88 ( $ 0.28) ( $ 0.28) $ 9.78 9.73% (c)
2018 9.56 0.28 (0.37) (0.09) (0.29) (0.29) 9.18 (0.94)
2017 9.64 0.25 (0.05) 0.20 (0.28) (0.28) 9.56 2 .13
2016 9.48 0.27 0.21 0.48 (0.32) (0.32) 9.64 5.12
2015 9.76 0.27 (0.26) 0.01 (0.29) (0.29) 9.48 0.06
Class C shares
2019 9.23 0.16 0.66 0.82 (0.20) (0.20) 9.85 8.99
2018 9.62 0.21 (0.38) (0.17) (0.22) (0.22) 9.23 (1.82)
2017 9.69 0.18 (0.05) 0.13 (0.20) (0.20) 9.62 1.40
2016 9.53 0.19 0.21 0.40 (0.24) (0.24) 9.69 4.25
2015 9.81 0.20 (0.27) (0.07) (0.21) (0.21) 9.53 (0.73)
INFLATION PROTECTION FUND
Class A shares
2019 8.16 0.10 0.52 0.62 (0.33) (0.33) 8.45 7 .75
2018 8.47 0.17 (0.32) (0.15) (0.16) (0.16) 8.16 (1.92) (c)
2017 8.62 0.11 (0.20) (0.09) (0.06) (0.06) 8.47 (0 .87) (c)
2016 8.29 0.03 0.36 0.39 (0.06) (0.06) 8.62 4.72
2015 8.62 0.01 (0.23) (0.22) (0.11) (0.11) 8.29 (2.62)

120
Financial Highlights (Continued)
Principal Funds, Inc.
Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
$ 261,383 0.88% 2.52% 19. 8%
226,417 0.88 3.01 9.2
254,848 0.87 2.67 12.5
273,241 0.88 2.81 12.9
265,113 0.87 2.82 11.5
49,336 1.71 1.71 19. 8
52,031 1.67 2.21 9.2
62,012 1.68 1.86 12.5
66,576 1.69 2 .00 12.9
64,349 1.66 2.02 11.5
10,192 0.90 (d) 1.23 68.4
10,052 0.90 (d) 2.00 84.0
11,735 0.90 (d) 1.31 60.9
13,910 0.90 (d) 0.30 62.0
13,490 0.90 (d) 0.09 54.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

121
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2019 $ 24.03 $ 0.47 $ 1.20 $ 1.67 ( $ 0.17) ( $ 0.51) ( $ 0.68) $ 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – (0.27) 24.03
2017 22.74 0.23 6.40 6.63 (0.20) – (0.20) 29.17
2016 21.37 0.11 1.32 1.43 (0.06) – (0.06) 22.74
2015 25.01 0 .19 (3.56) (3.37) (0.27) – (0.27) 21.37
Class C shares
2019 22.76 0.18 1.18 1.36 – (0.51) (0.51) 23.61
2018 27.68 (0.06) (4.85) (4.91) (0.01) – (0.01) 22.76
2017 21.61 (0.03) 6.10 6.07 – – – 27.68
2016 20.45 (0.10) 1.26 1.16 – – – 21.61
2015 23.96 (0.06) (3.39) (3.45) (0.06) – (0.06) 20.45
INTERNATIONAL FUND I
Class A shares
2019 14.06 0.30 1.39 1.69 (0.26) (0.66) (0.92) 14.83
2018 16.60 0.24 (2.67) ( 2 .43) (0.11) – (0.11) 14.06
2017 12.99 0.12 3.55 3.67 (0.06) – (0.06) 16.60
2016 13.45 0.07 (0.45) (0.38) (0.08) – (0.08) 12.99
2015 13.63 0.14 (0.01) 0.13 (0.31) – (0.31) 13.45
LARGECAP GROWTH FUND I
Class A shares
2019 15.08 (0.05) 2.26 2.21 – (1.70) (1.70) 15.59
2018 14.62 (0.05) 1.90 1.85 – (1.39) (1.39) 15 .08
2017 11.79 (0.05) 3.41 3.36 – (0.53) (0.53) 14.62
2016 13.31 (0.05) 0.02 (0.03) – (1.49) (1.49) 11.79
2015 13.47 (0.06) 1.17 1.11 – (1.27) (1.27) 13.31

122
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7.22% $ 77,559 1.57% (c) 1.91% 148.3%
(16.88) 79,698 1.62 (c ),( d) 0.81 118.1
29.49 98,679 1.62 (c ),( d) 0.90 97.4
6.75 77,283 1.75 (c) 0.53 120.3
(13.56) 78,797 1.75 (c) 0.79 88.4
6.23 (e) 8,234 2.55 (c) 0.76 148.3
(17.78) (e) 10,972 2.67 (c ),( d) (0.22) 118.1
28.19 (e) 13,144 2 .67 (c ),( d) (0.14) 97.4
5.62 (e) 9,220 2.80 (c) (0.51) 120.3
(14.43) 9,388 2.80 (c) (0.25) 88.4
13.58 10,207 1.32 (c) 2.16 71.0
(14.75) 7,737 1.45 (c) 1.47 70.2
28.41 6,867 1.45 (c) 0.84 66.6
(2.91) (e) 3,992 1.45 (c) 0.54 69.9
0.96 (e) 5,303 1.45 (c) 1.02 52.8
17.51 (e) 414,599 1.00 (c) (0.37) 28.1
13.21 (e) 39,217 1.04 (c) (0.36) 34.8
29.68 23,722 1.16 (c) (0.36) 38.5
(0.21) 22,488 1.15 (c) (0.41) 32.8
9.22 14,606 1.25 (c) (0.50) 39.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

123
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2019 $ 17 .99 $ 0 .31 $ 1 .92 $ 2 .23 ( $ 0 .28 ) ( $ 0 .84 ) ( $ 1 .12 ) $ 19 .10
2018 17 .96 0 .29 0 .92 1 .21 ( 0 .25 ) ( 0 .93 ) ( 1 .18 ) 17 .99
2017 15 .02 0 .26 3 .14 3 .40 ( 0 .26 ) ( 0 .20 ) ( 0 .46 ) 17 .96
2016 14 .79 0 .25 0 .32 0 .57 ( 0 .22 ) ( 0 .12 ) ( 0 .34 ) 15 .02
2015 14 .35 0 .23 0 .44 0 .67 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 14 .79
Class C shares
2019 17 .51 0 .16 1 .89 2 .05 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 18 .57
2018 17 .54 0 .13 0 .90 1 .03 ( 0 .13 ) ( 0 .93 ) ( 1 .06 ) 17 .51
2017 14 .69 0 .12 3 .08 3 .20 ( 0 .15 ) ( 0 .20 ) ( 0 .35 ) 17 .54
2016 14 .49 0 .13 0 .31 0 .44 ( 0 .12 ) ( 0 .12 ) ( 0 .24 ) 14 .69
2015 14 .08 0 .11 0 .44 0 .55 ( 0 .13 ) ( 0 .01 ) ( 0 .14 ) 14 .49
MIDCAP FUND
Class A shares
2019 26 .24 0 .01 6 .64 6 .65 – ( 2 .74 ) ( 2 .74 ) 30 .15
2018 26 .90 ( 0 .04 ) 0 .29 0 .25 – ( 0 .91 ) ( 0 .91 ) 26 .24
2017 21 .79 ( 0 .02 ) 5 .63 5 .61 ( 0 .03 ) ( 0 .47 ) ( 0 .50 ) 26 .90
2016 22 .25 0 .04 0 .79 0 .83 – ( 1 .29 ) ( 1 .29 ) 21 .79
2015 21 .99 ( 0 .01 ) 1 .35 1 .34 – ( 1 .08 ) ( 1 .08 ) 22 .25
Class C shares
2019 23 .77 ( 0 .16 ) 5 .90 5 .74 – ( 2 .74 ) ( 2 .74 ) 26 .77
2018 24 .63 ( 0 .22 ) 0 .27 0 .05 – ( 0 .91 ) ( 0 .91 ) 23 .77
2017 20 .10 ( 0 .18 ) 5 .18 5 .00 – ( 0 .47 ) ( 0 .47 ) 24 .63
2016 20 .77 ( 0 .11 ) 0 .73 0 .62 – ( 1 .29 ) ( 1 .29 ) 20 .10
2015 20 .74 ( 0 .17 ) 1 .28 1 .11 – ( 1 .08 ) ( 1 .08 ) 20 .77

124
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .84% $ 435,070 0 .46% 1 .73% 3 .2%
6 .89 380,299 0 .44 1 .60 5 .8
23 .04 355,131 0 .46 1 .57 3 .4
3 .97 289,269 0 .48 1 .70 4 .2
4 .68 269,123 0 .48 1 .56 6 .3
12 .91 66,411 1 .30 (c) 0 .91 3 .2
5 .92 65,204 1 .30 (c) 0 .75 5 .8
22 .07 56,953 1 .30 (c) 0 .72 3 .4
3 .11 41,497 1 .30 (c) 0 .88 4 .2
3 .92 32,500 1 .30 (c) 0 .74 6 .3
29 .21 1,645,317 0 .98 0 .05 13 .6
0 .86 1,439,026 0 .96 ( 0 .14 ) 25 .8
26 .19 1,714,560 1 .00 ( 0 .10 ) 15 .4
4 .14 2,096,851 0 .99 0 .19 22 .4
6 .35 1,995,620 0 .98 ( 0 .06 ) 22 .6
28 .32 228,866 1 .70 ( 0 .67 ) 13 .6
0 .11 248,197 1 .69 ( 0 .86 ) 25 .8
25 .31 301,746 1 .71 ( 0 .81 ) 15 .4
3 .39 309,404 1 .73 ( 0 .57 ) 22 .4
5 .59 346,242 1 .71 ( 0 .79 ) 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

125
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2019(c) $ 13.56 $ 0.04 $ 0.67 $ 0.71 $ – $ – $ 14.27
MONEY MARKET FUND
Class A shares
2019 1.00 0.02 – 0.02 (0.02) (0.02) 1.00
2018 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2017 1.00 – 0.01 0.01 (0.01) (0.01) 1.00
2016 1.00 – – – – – 1.00
2015 1.00 – – – – – 1.00

126
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.24% (d) $ 26,083 1.38% (a ),( e),(f) – % 0.51% (e) 60.0% (e)
1.98 242,127 0.50 (f) 0.60 (g) 1.94 0.0
1.36 231,844 0.52 (f) 0.63 (g) 1.34 0.0
0.53 245,177 0.53 0.53 (g) 0.47 0.0
0.00 451,554 0.50 0.54 (g) 0.00 0.0
0.00 465,970 0.20 0.53 (g) 0.00 0.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Period from April 2, 2019, date share class operations commenced, through October 31, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes expense reimbursement from Manager.

127
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2019 $ 63.24 $ 0.53 $ 5.65 $ 6.18 ( $ 0.66) ( $ 18.20) ( $ 18.86) $ 50.56
2018 63.68 0.84 3.47 4.31 (0.62) (4.13) (4.75) 63.24
2017 57.28 0.56 11.52 12.08 (0.59) (5.09) (5.68) 63.68
2016 59.26 0.64 0.39 1.03 (0.66) (2.35) (3.01) 57.28
2015 58.80 0.62 2.60 3.22 (0.53) (2.23) (2.76) 59.26
Class C shares
2019 48.95 0.09 3.34 3.43 (0.45) (18.20) (18.65) 33.73
2018 50.38 0.24 2.75 2.99 (0.29) (4.13) (4.42) 48.95
2017 46.47 0.06 9.21 9.27 (0.27) (5.09) (5.36) 50.38
2016 48.72 0.13 0.32 0.45 (0.35) (2.35) (2.70) 46.47
2015 48.88 0.12 2.15 2.27 (0.20) (2.23) (2.43) 48.72
REAL ESTATE SECURITIES FUND
Class A shares
2019 23.20 0.31 6.02 6.33 (0.33) (0.57) (0.90) 28.63
2018 23.65 0.35 0.11 0.46 (0.45) (0.46) (0.91) 23.20
2017 22.80 0.23 1.46 1.69 (0.24) (0.60) (0.84) 23.65
2016 23.22 0.25 0.87 1.12 (0.28) ( 1 .26) (1.54) 22.80
2015 22.25 0.25 1.19 1.44 (0.25) (0.22) (0.47) 23.22
Class C shares
2019 22.77 0.11 5 .91 6.02 (0.14) (0.57) (0.71) 28.08
2018 23.23 0.17 0.10 0.27 (0.27) (0.46) (0.73) 22.77
2017 22.42 0.05 1.43 1.48 (0.07) (0.60) (0.67) 23.23
2016 22.90 0.06 0.85 0.91 (0.13) (1.26) (1.39) 22.42
2015 21.95 0.08 1.17 1.25 (0.08) (0.22) (0.30) 22.90

128
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17.38% $ 993,244 0.86% 1.10% 35.4%
6.95 950,601 0.83 1.30 36.3
22.53 970,151 0.82 0.94 20.1
1.91 878,686 0.84 1.13 34.5
5.72 933,710 0.84 1.06 14.0
16.38 39,154 1.70 0.28 35.4
6.09 51,955 1.65 0.48 36.3
21.54 52,721 1.65 0.12 20 .1
1.05 46,507 1.67 0.29 34.5
4.87 48,298 1.65 (c) 0 .25 14.0
28.09 370,891 1.26 1.20 20.1
1.99 277,447 1.25 1.51 22.7
7.59 297,516 1.28 1.00 24.3
4.99 (d) 370,306 1.25 1.08 24.8
6.57 (d) 289,165 1.30 1.08 26.2
27.10 53,250 2.05 0.44 20.1
1.19 47,303 2.03 0.73 22.7
6.75 50,302 2.05 0.21 24.3
4.17 52,388 2.07 (c) 0.27 24.8
5.71 42,051 2.07 (c) 0.35 26.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

129
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2019 $ 12 .01 $ 0 .27 $ 0 .31 $ 0 .58 ( $ 0 .27 ) $ – ( $ 0 .27 ) $ 12 .32
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) – ( 0 .21 ) 12 .21
2016 12 .18 0 .20 0 .06 0 .26 ( 0 .21 ) – ( 0 .21 ) 12 .23
2015 12 .23 0 .17 ( 0 .05 ) 0 .12 ( 0 .17 ) – ( 0 .17 ) 12 .18
Class C shares
2019 12 .01 0 .16 0 .32 0 .48 ( 0 .16 ) – ( 0 .16 ) 12 .33
2018 12 .21 0 .13 ( 0 .20 ) ( 0 .07 ) ( 0 .13 ) – ( 0 .13 ) 12 .01
2017 12 .24 0 .10 ( 0 .03 ) 0 .07 ( 0 .10 ) – ( 0 .10 ) 12 .21
2016 12 .18 0 .09 0 .07 0 .16 ( 0 .10 ) – ( 0 .10 ) 12 .24
2015 12 .24 0 .06 ( 0 .06 ) – ( 0 .06 ) – ( 0 .06 ) 12 .18
SMALLCAP FUND
Class A shares
2019 22 .60 0 .01 1 .09 1 .10 ( 0 .01 ) ( 2 .90 ) ( 2 .91 ) 20 .79
2018 24 .13 0 .01 0 .43 0 .44 – ( 1 .97 ) ( 1 .97 ) 22 .60
2017 20 .02 ( 0 .02 ) 4 .65 4 .63 ( 0 .09 ) ( 0 .43 ) ( 0 .52 ) 24 .13
2016 20 .62 0 .10 0 .04 0 .14 – ( 0 .74 ) ( 0 .74 ) 20 .02
2015 21 .74 ( 0 .04 ) 1 .39 1 .35 – ( 2 .47 ) ( 2 .47 ) 20 .62
Class C shares
2019 20 .33 ( 0 .14 ) 0 .91 0 .77 – ( 2 .90 ) ( 2 .90 ) 18 .20
2018 22 .06 ( 0 .16 ) 0 .40 0 .24 – ( 1 .97 ) ( 1 .97 ) 20 .33
2017 18 .40 ( 0 .19 ) 4 .28 4 .09 – ( 0 .43 ) ( 0 .43 ) 22 .06
2016 19 .16 ( 0 .05 ) 0 .03 ( 0 .02 ) – ( 0 .74 ) ( 0 .74 ) 18 .40
2015 20 .53 ( 0 .20 ) 1 .30 1 .10 – ( 2 .47 ) ( 2 .47 ) 19 .16

130
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .88% $ 310,526 0 .69% 2 .22% 52 .4%
0 .31 292,426 0 .67 1 .98 57 .3
1 .55 325,872 0 .68 1 .72 59 .5
2 .17 340,470 0 .69 1 .63 53 .6
0 .98 297,899 0 .68 1 .39 56 .4
4 .03 51,869 1 .59 1 .33 52 .4
( 0 .59 ) 63,169 1 .57 1 .07 57 .3
0 .57 77,278 1 .57 0 .82 59 .5
1 .36 86,734 1 .57 0 .75 53 .6
0 .00 84,886 1 .57 0 .50 56 .4
7 .38 218,037 1 .22 0 .04 40 .0
1 .73 218,500 1 .18 0 .06 51 .6
23 .33 228,263 1 .23 ( 0 .11 ) 67 .5
0 .77 214,666 1 .24 (c) 0 .52 59 .1
6 .90 225,217 1 .23 (c) ( 0 .19 ) 69 .2
6 .44 26,671 2 .04 (c) ( 0 .77 ) 40 .0
0 .93 34,505 1 .98 (c) ( 0 .75 ) 51 .6
22 .39 31,527 2 .02 (c) ( 0 .91 ) 67 .5
( 0 .03 ) 25,294 2 .08 (c) ( 0 .31 ) 59 .1
5 .99 25,086 2 .07 (c) ( 1 .01 ) 69 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

131
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class A shares
2019 $ 11.96 $ 0.05 $ 0.20 $ 0.25 ( $ 0.04) ( $ 1.78) ( $ 1.82) $ 10.39
2018 13.61 0.01 (0.36) ( 0 .35) – (1.30) (1.30) 11.96
2017 11.84 (0.02) 2.55 2.53 (0.04) (0.72) (0.76) 13.61
2016 12.68 0.01 0.45 0.46 (0.05) (1.25) (1.30) 11.84
2015 14.08 – 0.14 0.14 (0.04) (1.50) (1.54) 12.68
TAX-EXEMPT BOND FUND
Class A shares
2019 6.95 0.24 0.47 0.71 (0.23) – (0.23) 7.43
2018 7.24 0.28 (0.31) (0.03) (0.26) – (0.26) 6.95
2017 7.42 0.29 (0.20) 0.09 (0.27) – (0.27) 7.24
2016 7.34 0.28 0.06 0.34 (0.26) – (0.26) 7.42
2015 7.42 0.30 (0.07) 0.23 (0.31) – (0.31) 7.34
Class C shares
2019 6.97 0.19 0.47 0.66 (0.17) – (0.17) 7.46
2018 7.27 0.22 (0.32) (0.10) (0.20) – (0.20) 6.97
2017 7.44 0.23 (0.19) 0.04 (0.21) – (0.21) 7.27
2016 7 .36 0.21 0.07 0.28 (0.20) – (0.20) 7.44
2015 7.44 0.24 (0.07) 0.17 (0.25) – (0.25) 7.36

132
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
4.63% $ 7,997 1.45% (a ),( c) N/A – % 0.45% 76.1%
(3.25) 7,529 1.45 (a ),( c) N/A – 0.04 84.1
21.53 6,994 1.45 (a ),( c) N/A – (0.12) 58.6
4.38 2,862 1.45 (a ),( c) N/A – 0.13 52.5
1.12 2,320 1 .45 (a ),( c) N/A – (0.01) 47.8
10.28 358,580 0.86% 0.79 (d) – 3.36 64 . 0
(0.42) 269,439 0.85 0.78 (d) – 3.87 65.8
1.29 277,289 0.83 0.79 (d) – 3.97 30.9
4.71 326,545 0.81 0.78 (d) – 3.68 33.7
3.17 226,170 0.81 0.79 (d) 0.81 4.06 21.0
9.51 39,162 1.67 1.60 (c ),( d) 1.74 (e) 2.55 64 . 0
(1.38) 26,337 1.67 1.60 (c ),( d) 1.73 (e) 3.05 65.8
0.60 27,133 1.64 1.60 (c ),( d) 1.68 (e) 3.16 30.9
3.84 31,846 1.63 1.60 (c ),( d) 1.69 (e) 2.84 33.7
2.32 14,771 1.62 1.60 (c ),( d) 1.78 (e) 3.25 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(e) Excludes expense reimbursement from Manager.

133
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2019 $ 13 .33 $ 0 .33 $ 0 .81 $ 1 .14 ( $ 0 .31 ) ( $ 0 .68 ) ( $ 0 .99 ) $ 13 .48
2018 14 .07 0 .33 ( 0 .45 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .33
2017 13 .31 0 .23 1 .03 1 .26 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 14 .07
2016 13 .55 0 .22 0 .14 0 .36 ( 0 .20 ) ( 0 .40 ) ( 0 .60 ) 13 .31
2015 13 .76 0 .26 ( 0 .22 ) 0 .04 ( 0 .25 ) – ( 0 .25 ) 13 .55
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2019 13 .92 0 .31 1 .07 1 .38 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 14 .43
2018 14 .81 0 .35 ( 0 .48 ) ( 0 .13 ) ( 0 .34 ) ( 0 .42 ) ( 0 .76 ) 13 .92
2017 13 .45 0 .22 1 .58 1 .80 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .81
2016 14 .24 0 .20 0 .09 0 .29 ( 0 .18 ) ( 0 .90 ) ( 1 .08 ) 13 .45
2015 14 .99 0 .33 ( 0 .25 ) 0 .08 ( 0 .31 ) ( 0 .52 ) ( 0 .83 ) 14 .24
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2019 14 .31 0 .29 1 .23 1 .52 ( 0 .27 ) ( 0 .71 ) ( 0 .98 ) 14 .85
2018 15 .24 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 14 .31
2017 13 .44 0 .18 2 .10 2 .28 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .24
2016 14 .44 0 .18 ( 0 .01 ) 0 .17 ( 0 .16 ) ( 1 .01 ) ( 1 .17 ) 13 .44
2015 15 .24 0 .34 ( 0 .22 ) 0 .12 ( 0 .34 ) ( 0 .58 ) ( 0 .92 ) 14 .44

134
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .43% $ 27,312 0 .38% (c) ,(d) 2 .52% 37 .4%
( 0 .89 ) 26,867 0 .38 (c) ,(d) 2 .40 21 .7
9 .78 33,206 0 .38 (c) ,(d) 1 .69 13 .0
2 .83 33,881 0 .39 (c) ,(d) 1 .68 15 .1
0 .26 42,365 0 .41 (c) ,(d) 1 .90 32 .7
10 .78 102,763 0 .38 (c) ,(d) 2 .27 34 .2
( 1 .00 ) 100,709 0 .38 (c) ,(d) 2 .42 20 .4
13 .78 123,884 0 .37 (c) ,(d) 1 .55 14 .2
2 .31 118,522 0 .39 (c) ,(d) 1 .54 12 .0
0 .58 133,985 0 .41 (c) ,(d) 2 .26 33 .5
11 .81 125,814 0 .38 (c) ,(d) 2 .04 23 .0
( 0 .94 ) 115,998 0 .38 (c) ,(d) 2 .35 23 .8
17 .45 139,849 0 .38 (c) ,(d) 1 .31 20 .9
1 .49 117,542 0 .39 (c) ,(d) 1 .36 15 .2
0 .88 125,826 0 .41 (c) ,(d) 2 .31 36 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Fund invests.

135
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2019 $ 14 .99 $ 0 .27 $ 1 .34 $ 1 .61 ( $ 0 .26 ) ( $ 0 .91 ) ( $ 1 .17 ) $ 15 .43
2018 15 .89 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .30 ) ( 0 .59 ) ( 0 .89 ) 14 .99
2017 13 .86 0 .18 2 .48 2 .66 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 15 .89
2016 14 .67 0 .17 ( 0 .11 ) 0 .06 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 13 .86
2015 15 .50 0 .34 ( 0 .18 ) 0 .16 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 14 .67
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2019 15 .28 0 .27 1 .42 1 .69 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .89
2018 16 .03 0 .31 ( 0 .31 ) – ( 0 .29 ) ( 0 .46 ) ( 0 .75 ) 15 .28
2017 13 .78 0 .15 2 .70 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 16 .03
2016 14 .51 0 .16 ( 0 .13 ) 0 .03 ( 0 .14 ) ( 0 .62 ) ( 0 .76 ) 13 .78
2015 15 .31 0 .34 ( 0 .17 ) 0 .17 ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 14 .51
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2019 12 .19 0 .32 0 .72 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .43
2018 12 .87 0 .30 ( 0 .45 ) ( 0 .15 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .19
2017 12 .29 0 .22 0 .61 0 .83 ( 0 .20 ) ( 0 .05 ) ( 0 .25 ) 12 .87
2016 12 .09 0 .21 0 .19 0 .40 ( 0 .20 ) – ( 0 .20 ) 12 .29
2015 12 .30 0 .23 ( 0 .23 ) – ( 0 .21 ) – ( 0 .21 ) 12 .09

136
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .24% $ 94,659 0 .38% (c) ,(d) 1 .84% 14 .6%
( 0 .16 ) 87,497 0 .38 (c) ,(d) 1 .96 16 .0
19 .88 99,913 0 .38 (c) ,(d) 1 .20 26 .6
0 .58 84,378 0 .39 (c) ,(d) 1 .24 17 .9
1 .13 91,391 0 .41 (c) ,(d) 2 .25 25 .2
12 .47 76,784 0 .38 (c) ,(d) 1 .77 17 .3
( 0 .15 ) 73,509 0 .38 (c) ,(d) 1 .91 16 .9
21 .47 82,816 0 .38 (c) ,(d) 1 .04 29 .6
0 .36 64,995 0 .39 (c) ,(d) 1 .19 17 .0
1 .20 68,799 0 .41 (c) ,(d) 2 .28 21 .6
9 .31 16,283 0 .38 (c) ,(d) 2 .63 44 .8
( 1 .23 ) 16,585 0 .38 (c) ,(d) 2 .36 22 .7
6 .86 21,016 0 .38 (c) ,(d) 1 .80 18 .6
3 .40 21,260 0 .39 (c) ,(d) 1 .73 18 .2
0 .01 29,781 0 .41 (c) ,(d) 1 .85 36 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Fund invests.

137
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2019 $ 15 .50 $ 0 .30 $ 1 .30 $ 1 .60 ( $ 0 .32 ) ( $ 1 .05 ) ( $ 1 .37 ) $ 15 .73
2018 16 .63 0 .36 ( 0 .34 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .50
2017 15 .07 0 .23 1 .85 2 .08 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .63
2016 15 .87 0 .22 0 .17 0 .39 ( 0 .21 ) ( 0 .98 ) ( 1 .19 ) 15 .07
2015 16 .39 0 .31 ( 0 .14 ) 0 .17 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 15 .87
Class C shares
2019 15 .25 0 .24 1 .22 1 .46 ( 0 .20 ) ( 1 .05 ) ( 1 .25 ) 15 .46
2018 16 .39 0 .24 ( 0 .34 ) ( 0 .10 ) ( 0 .22 ) ( 0 .82 ) ( 1 .04 ) 15 .25
2017 14 .87 0 .11 1 .83 1 .94 ( 0 .12 ) ( 0 .30 ) ( 0 .42 ) 16 .39
2016 15 .68 0 .11 0 .16 0 .27 ( 0 .10 ) ( 0 .98 ) ( 1 .08 ) 14 .87
2015 16 .20 0 .18 ( 0 .12 ) 0 .06 ( 0 .20 ) ( 0 .38 ) ( 0 .58 ) 15 .68
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2019 11 .86 0 .27 0 .86 1 .13 ( 0 .29 ) ( 0 .54 ) ( 0 .83 ) 12 .16
2018 12 .52 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .86
2017 11 .70 0 .24 0 .94 1 .18 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 12 .52
2016 12 .04 0 .24 0 .12 0 .36 ( 0 .23 ) ( 0 .47 ) ( 0 .70 ) 11 .70
2015 12 .41 0 .26 ( 0 .16 ) 0 .10 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .04
Class C shares
2019 11 .73 0 .21 0 .82 1 .03 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 12 .02
2018 12 .39 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 11 .73
2017 11 .58 0 .15 0 .93 1 .08 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .39
2016 11 .93 0 .15 0 .11 0 .26 ( 0 .14 ) ( 0 .47 ) ( 0 .61 ) 11 .58
2015 12 .30 0 .17 ( 0 .15 ) 0 .02 ( 0 .19 ) ( 0 .20 ) ( 0 .39 ) 11 .93

138
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .57% $ 2,194,735 0 .62% (a) ,(c) ,(d) 1 .99% 13 .4%
0 .00 1,957,610 0 .61 (a) ,(c) ,(d) 2 .24 26 .7
14 .18 2,120,767 0 .61 (a) ,(d) 1 .48 17 .6
2 .80 2,047,943 0 .66 (a) ,(d) 1 .51 17 .1
1 .10 2,124,905 0 .65 (a) ,(d) 1 .90 27 .6
10 .77 384,622 1 .38 (a) ,(c) ,(d) 1 .62 13 .4
( 0 .80 ) 648,980 1 .36 (a) ,(c) ,(d) 1 .50 26 .7
13 .32 738,524 1 .36 (a) ,(d) 0 .74 17 .6
2 .03 747,750 1 .40 (a) ,(d) 0 .75 17 .1
0 .39 762,424 1 .39 (a) ,(d) 1 .14 27 .6
10 .22 553,362 0 .63 (a) ,(c) ,(d) 2 .34 15 .0
( 0 .51 ) 485,084 0 .62 (a) ,(c) ,(d) 2 .49 21 .9
10 .27 529,131 0 .61 (a) ,(c) ,(d) 1 .97 21 .8
3 .26 512,080 0 .63 (a) ,(c) ,(d) 2 .04 17 .3
0 .84 512,264 0 .63 (a) ,(c) ,(d) 2 .16 22 .7
9 .37 160,672 1 .38 (a) ,(c) ,(d) 1 .82 15 .0
( 1 .26 ) 228,910 1 .37 (a) ,(c) ,(d) 1 .76 21 .9
9 .47 255,601 1 .36 (a) ,(c) ,(d) 1 .23 21 .8
2 .45 264,058 1 .38 (a) ,(c) ,(d) 1 .29 17 .3
0 .10 264,904 1 .38 (a) ,(c) ,(d) 1 .40 22 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

139
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2019 $ 17 .76 $ 0 .25 $ 1 .62 $ 1 .87 ( $ 0 .26 ) ( $ 1 .82 ) ( $ 2 .08 ) $ 17 .55
2018 19 .24 0 .39 ( 0 .33 ) 0 .06 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .76
2017 16 .68 0 .21 2 .90 3 .11 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 19 .24
2016 18 .16 0 .16 0 .14 0 .30 ( 0 .14 ) ( 1 .64 ) ( 1 .78 ) 16 .68
2015 18 .86 0 .29 ( 0 .11 ) 0 .18 ( 0 .30 ) ( 0 .58 ) ( 0 .88 ) 18 .16
Class C shares
2019 16 .45 0 .21 1 .40 1 .61 ( 0 .15 ) ( 1 .82 ) ( 1 .97 ) 16 .09
2018 17 .93 0 .24 ( 0 .31 ) ( 0 .07 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 16 .45
2017 15 .59 0 .07 2 .70 2 .77 ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 17 .93
2016 17 .09 0 .04 0 .13 0 .17 ( 0 .03 ) ( 1 .64 ) ( 1 .67 ) 15 .59
2015 17 .81 0 .15 ( 0 .11 ) 0 .04 ( 0 .18 ) ( 0 .58 ) ( 0 .76 ) 17 .09
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2019 12 .08 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 12 .40
2018 12 .54 0 .34 ( 0 .38 ) ( 0 .04 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .08
2017 12 .07 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .54
2016 12 .21 0 .32 0 .16 0 .48 ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 12 .07
2015 12 .64 0 .33 ( 0 .31 ) 0 .02 ( 0 .32 ) ( 0 .13 ) ( 0 .45 ) 12 .21
Class C shares
2019 11 .96 0 .25 0 .77 1 .02 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 12 .26
2018 12 .42 0 .25 ( 0 .38 ) ( 0 .13 ) ( 0 .25 ) ( 0 .08 ) ( 0 .33 ) 11 .96
2017 11 .95 0 .21 0 .52 0 .73 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .42
2016 12 .10 0 .22 0 .16 0 .38 ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 11 .95
2015 12 .53 0 .23 ( 0 .30 ) ( 0 .07 ) ( 0 .23 ) ( 0 .13 ) ( 0 .36 ) 12 .10

140
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .74% $ 1,683,156 0 .63% (c) ,(d) 1 .50% 10 .9%
0 .12 1,432,165 0 .61 (c) ,(d) 2 .10 33 .8
19 .17 1,542,284 0 .61 (d) 1 .17 20 .9
2 .05 1,418,053 0 .66 (d) 1 .00 22 .4
1 .05 1,506,074 0 .65 (d) 1 .60 35 .6
11 .92 242,084 1 .39 (c) ,(d) 1 .36 10 .9
( 0 .59 ) 480,699 1 .36 (c) ,(d) 1 .38 33 .8
18 .22 536,771 1 .37 (d) 0 .43 20 .9
1 .31 515,921 1 .42 (d) 0 .24 22 .4
0 .28 549,093 1 .40 (d) 0 .87 35 .6
9 .93 1,057,769 0 .61 (a) ,(c) ,(d) 2 .82 11 .1
( 0 .33 ) 917,357 0 .60 (a) ,(c) ,(d) 2 .77 22 .6
6 .92 981,216 0 .59 (a) ,(d) 2 .47 19 .1
4 .18 917,507 0 .64 (a) ,(d) 2 .67 10 .4
0 .20 840,440 0 .63 (a) ,(d) 2 .63 17 .7
9 .02 265,220 1 .37 (a) ,(c) ,(d) 2 .13 11 .1
( 1 .09 ) 325,369 1 .37 (a) ,(c) ,(d) 2 .01 22 .6
6 .17 363,723 1 .36 (a) ,(d) 1 .71 19 .1
3 .35 368,051 1 .41 (a) ,(d) 1 .90 10 .4
( 0 .55 ) 347,647 1 .39 (a) ,(d) 1 .87 17 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

141
Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2019 $ 19 .81 $ 0 .22 $ 1 .86 $ 2 .08 ( $ 0 .33 ) ( $ 2 .89 ) ( $ 3 .22 ) $ 18 .67
2018 21 .35 0 .44 ( 0 .58 ) ( 0 .14 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .81
2017 18 .24 0 .23 3 .55 3 .78 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 21 .35
2016 20 .60 0 .20 ( 0 .07 ) 0 .13 ( 0 .17 ) ( 2 .32 ) ( 2 .49 ) 18 .24
2015 21 .79 0 .37 ( 0 .19 ) 0 .18 ( 0 .37 ) ( 1 .00 ) ( 1 .37 ) 20 .60
Class C shares
2019 17 .98 0 .18 1 .54 1 .72 ( 0 .21 ) ( 2 .89 ) ( 3 .10 ) 16 .60
2018 19 .52 0 .26 ( 0 .53 ) ( 0 .27 ) ( 0 .21 ) ( 1 .06 ) ( 1 .27 ) 17 .98
2017 16 .73 0 .08 3 .26 3 .34 ( 0 .07 ) ( 0 .48 ) ( 0 .55 ) 19 .52
2016 19 .11 0 .06 ( 0 .07 ) ( 0 .01 ) ( 0 .05 ) ( 2 .32 ) ( 2 .37 ) 16 .73
2015 20 .32 0 .21 ( 0 .19 ) 0 .02 ( 0 .23 ) ( 1 .00 ) ( 1 .23 ) 19 .11

142
Financial Highlights (Continued)
Principal Funds, Inc.
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .89% $ 1,114,994 0 .64% (c) ,(d) 1 .26% 19 .9%
( 0 .86 ) 943,803 0 .63 (c) ,(d) 2 .10 49 .4
21 .34 1,023,096 0 .63 (d) 1 .16 19 .5
1 .03 926,183 0 .69 (d) 1 .10 22 .9
0 .92 996,126 0 .67 (d) 1 .77 51 .2
13 .01 139,759 1 .42 (c) ,(d) 1 .12 19 .9
( 1 .63 ) 284,797 1 .38 (c) ,(d) 1 .37 49 .4
20 .48 324,383 1 .38 (d) 0 .42 19 .5
0 .26 302,748 1 .44 (d) 0 .35 22 .9
0 .16 326,391 1 .42 (d) 1 .06 51 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Does not include expenses of the investment companies in which the Portfolio invests.

ADDITIONAL INFORMATION
Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2020, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 219971, Kansas City, MO 64121-9971. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principalfunds.com/prospectuses. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.
Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
PFI has entered into a management agreement with Principal Global Investors, LLC (“PGI”). PFI and/or PGI, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds’ sub-advisors, distributor, transfer agent and custodian, who provide services to the Funds. These arrangements are between PFI and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of PFI or any Fund.
This prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This prospectus, the Statement of Additional Information, or the contracts that are exhibits to PFI’s registration statement are not intended to give rise to any agreement or contract between PFI and/or any Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Government Money Market or Money Market Funds will be able to maintain a stable share price of $1.00 per share.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

D

PRINCIPAL FUNDS, INC. ("PFI" or the "Fund")
Statement of Additional Information
dated March 1, 2020
This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The prospectus, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus dated March 1, 2020.
Incorporation by Reference: The audited financial statements, schedules of investments and auditor's report included in the Fund's Annual Report to Shareholders , for the fiscal year ended October 31, 2019 are hereby incorporated by reference into and are legally a part of this SAI.
For a free copy of the current prospectus, semiannual or annual report, call 1-800-222-5852 or write:
Principal Funds
P.O. Box 219971
Kansas City, MO 64121-9971
The prospectus may be viewed at www.principalfunds.com/prospectuses.
The ticker symbols for series and share classes begin on the next page.

Ticker Symbols by Share Class
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
California Municipal	SRCMX	SRCCX		PCMFX
Core Fixed Income	CMPIX	CNMCX	PIOJX	PIOIX	PIOMX	PIONX	PIOOX	PIOPX	PIOQX	PICNX
Core Plus Bond	PRBDX		PBMJX	PMSIX	PBOMX	PBMNX	PBMMX	PBMSX	PBMPX
Diversified International	PRWLX	PDNCX	PIIJX	PIIIX	PDVIX	PINNX	PINRX	PINLX	PINPX	PDIFX
Equity Income	PQIAX	PEUCX	PEIJX	PEIIX	PIEMX	PEINX	PEIOX	PEIPX	PEIQX
Finisterre Unconstrained Emerging Markets Bond	PFUEX			PFUMX
Global Diversified Income	PGBAX	PGDCX		PGDIX						PGBLX
Global Real Estate Securities	POSAX	POSCX		POSIX			PGRKX	PGRVX	PGRUX	PGRSX
Government & High Quality Bond	CMPGX	CCUGX	PMRJX	PMRIX	PMGRX	PFMRX	PRCMX	PMRDX	PMREX
Government Money Market				PGVXX
High Income	PYHAX			PYHIX
High Yield	CPHYX	CCHIX		PHYTX						PHYFX
Inflation Protection	PITAX		PIPJX	PIPIX	PISPX	PBSAX	PIFPX	PIFSX	PBPPX
International Emerging Markets	PRIAX	PMKCX	PIEJX	PIEIX	PIXEX	PEASX	PEAPX	PESSX	PEPSX	PIIMX
International I	PFAFX			PINIX	PPISX	PSPPX	PRPPX	PUPPX	PTPPX	PIIDX
LargeCap Growth I	PLGAX		PLGJX	PLGIX	PCRSX	PPUNX	PPUMX	PPUSX	PPUPX	PLCGX
LargeCap S&P 500 Index	PLSAX	PLICX	PSPJX	PLFIX	PLPIX	PLFNX	PLFMX	PLFSX	PLFPX
LargeCap Value III			PLVJX	PLVIX	PESAX	PPSNX	PPSFX	PPSSX	PPSRX
MidCap	PEMGX	PMBCX	PMBJX	PCBIX	PMSBX	PMBNX	PMBMX	PMBSX	PMBPX	PMAQX
MidCap Growth			PMGJX	PGWIX	PMSGX	PGPPX	PFPPX	PIPPX	PHPPX
MidCap Growth III			PPQJX	PPIMX	PHASX	PPQNX	PPQMX	PPQSX	PPQPX
MidCap S&P 400 Index			PMFJX	MPSIX	PMSSX	PMFNX	PMFMX	PMFSX	PMFPX	PMAPX
MidCap Value I	PCMVX		PVEJX	PVMIX	PLASX	PABUX	PMPRX	PABWX	PABVX	PCMSX
Money Market	PCSXX		PMJXX
Overseas				PINZX	PINQX	PINSX	PINTX	PINUX	PINGX
Principal Capital Appreciation	CMNWX	CMNCX		PWCIX	PCAMX	PCANX	PCAOX	PCAPX	PCAQX
Principal LifeTime Strategic Income	PALTX		PLSJX	PLSIX	PLAIX	PLSNX	PLSMX	PLSSX	PLSPX
Principal LifeTime 2010	PENAX		PTAJX	PTTIX	PVASX	PTANX	PTAMX	PTASX	PTAPX
Principal LifeTime 2015				LTINX	LTSGX	LTASX	LTAPX	LTSLX	LTPFX
Principal LifeTime 2020	PTBAX		PLFJX	PLWIX	PWASX	PTBNX	PTBMX	PTBSX	PTBPX
Principal LifeTime 2025				LTSTX	LTSNX	LTADX	LTVPX	LTEEX	LTPDX
Principal LifeTime 2030	PTCAX		PLTJX	PMTIX	PXASX	PTCNX	PTCMX	PTCSX	PTCPX
Principal LifeTime 2035				LTIUX	LTANX	LTVIX	LTAOX	LTSEX	LTPEX
Principal LifeTime 2040	PTDAX		PTDJX	PTDIX	PYASX	PTDNX	PTDMX	PTDSX	PTDPX
Principal LifeTime 2045				LTRIX	LTRGX	LTRSX	LTRVX	LTRLX	LTRDX
Principal LifeTime 2050	PPEAX		PFLJX	PPLIX	PZASX	PTENX	PTERX	PTESX	PTEFX
Principal LifeTime 2055				LTFIX	LTFGX	LTFSX	LTFDX	LTFLX	LTFPX
Principal LifeTime 2060			PLTAX	PLTZX	PLTRX	PLTBX	PLTCX	PLTMX	PLTOX
Principal LIfeTime 2065				PLJIX	PLJAX	PLJBX	PLJCX	PLJDX	PLJEX

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Ticker Symbols by Share Class
Fund	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Principal LifeTime Hybrid Income			PHJFX	PHTFX			PHTEX		PHTDX	PLTYX
Principal LifeTime Hybrid 2015			PHJMX	PHTMX			PHTCX		PHTRX	PLRRX
Principal LifeTime Hybrid 2020			PHJTX	PHTTX			PHWIX		PHTIX	PLTTX
Principal LifeTime Hybrid 2025			PHJQX	PHTQX			PHTPX		PHTOX	PLFTX
Principal LifeTime Hybrid 2030			PHJNX	PHTNX			PHTLX		PHTKX	PLZTX
Principal LifeTime Hybrid 2035			PHJJX	PHTJX			PHTHX		PHTGX	PLRTX
Principal LifeTime Hybrid 2040			PHJEX	PLTQX			PLHBX		PHTZX	PLMTX
Principal LifeTime Hybrid 2045			PHJYX	PHTYX			PHTWX		PHTVX	PLNTX
Principal LifeTime Hybrid 2050			PHJUX	PHTUX			PHTSX		PLRJX	PLJTX
Principal LifeTime Hybrid 2055			PHJBX	PLTNX			PLTLX		PLTKX	PLHTX
Principal LifeTime Hybrid 2060			PHJGX	PLTHX			PLTEX		PLTDX	PLKTX
Principal LifeTime Hybrid 2065			PHJDX	PLHHX			PLTFX		PLHKX	PLHRX
Real Estate Securities	PRRAX	PRCEX	PREJX	PIREX	PRAEX	PRENX	PRERX	PRETX	PREPX	PFRSX
SAM Balanced	SABPX	SCBPX	PSAJX	PSBIX	PSBGX	PSBVX	PBAPX	PSBLX	PSBFX
SAM Conservative Balanced	SAIPX	SCIPX	PCBJX	PCCIX	PCSSX	PCNSX	PCBPX	PCBLX	PCBFX
SAM Conservative Growth	SAGPX	SCGPX	PCGJX	PCWIX	PCGGX	PCGVX	PCGPX	PCWSX	PCWPX
SAM Flexible Income	SAUPX	SCUPX	PFIJX	PIFIX	PFIGX	PFIVX	PFIPX	PFILX	PFIFX
SAM Strategic Growth	SACAX	SWHCX	PSWJX	PSWIX	PSGGX	PSGVX	PSGPX	PSGLX	PSGFX
Short-Term Income	SRHQX	STCCX	PSJIX	PSHIX	PSIMX	PSINX	PSIOX	PSIPX	PSIQX
SmallCap	PLLAX	PSMCX	PSBJX	PSLIX	PSABX	PSBNX	PSBMX	PSBSX	PSBPX	PSMLX
SmallCap Growth I			PSIJX	PGRTX	PNASX	PPNNX	PPNMX	PPNSX	PPNPX	PCSMX
SmallCap S&P 600 Index			PSSJX	PSSIX	PSAPX	PSSNX	PSSMX	PSSSX	PSSPX	PSPIX
SmallCap Value II	PSVAX		PSMJX	PPVIX	PCPTX	PKARX	PJARX	PSTWX	PLARX	PSMVX
Tax-Exempt Bond	PTEAX	PTBCX		PITEX

3

4

FUND HISTORY
Principal Funds, Inc. (“PFI” or the "Fund") was organized as Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund, Inc. effective September 14, 2000. The Fund changed its name to Principal Funds, Inc. effective June 13, 2008.
On January 12, 2007, the Fund acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.
Classes offered by each Fund are shown in the following table.

Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
California Municipal	X	X		X
Core Fixed Income	X	X	X	X	X	X	X	X	X	X
Core Plus Bond	X		X	X	X	X	X	X	X
Diversified International	X	X	X	X	X	X	X	X	X	X
Equity Income	X	X	X	X	X	X	X	X	X
Finisterre Unconstrained Emerging Markets Bond	X			X
Global Diversified Income	X	X		X						X
Global Real Estate Securities	X	X		X			X	X	X	X
Government & High Quality Bond	X	X	X	X	X	X	X	X	X
Government Money Market				X
High Income	X			X
High Yield	X	X		X						X
Inflation Protection	X		X	X	X	X	X	X	X
International Emerging Markets	X	X	X	X	X	X	X	X	X	X
International I	X			X	X	X	X	X	X	X
LargeCap Growth I	X		X	X	X	X	X	X	X	X
LargeCap S&P 500 Index	X	X	X	X	X	X	X	X	X
LargeCap Value III			X	X	X	X	X	X	X
MidCap	X	X	X	X	X	X	X	X	X	X
MidCap Growth			X	X	X	X	X	X	X
MidCap Growth III			X	X	X	X	X	X	X
MidCap S&P 400 Index			X	X	X	X	X	X	X	X
MidCap Value I	X		X	X	X	X	X	X	X	X
Money Market	X		X
Overseas				X	X	X	X	X	X
Principal Capital Appreciation	X	X		X	X	X	X	X	X
Principal LifeTime Strategic Income	X		X	X	X	X	X	X	X
Principal LifeTime 2010	X		X	X	X	X	X	X	X
Principal LifeTime 2015				X	X	X	X	X	X
Principal LifeTime 2020	X		X	X	X	X	X	X	X
Principal LifeTime 2025				X	X	X	X	X	X
Principal LifeTime 2030	X		X	X	X	X	X	X	X
Principal LifeTime 2035				X	X	X	X	X	X
Principal LifeTime 2040	X		X	X	X	X	X	X	X
Principal LifeTime 2045				X	X	X	X	X	X
Principal LifeTime 2050	X		X	X	X	X	X	X	X
Principal LifeTime 2055				X	X	X	X	X	X
Principal LifeTime 2060			X	X	X	X	X	X	X
Principal LifeTime 2065				X	X	X	X	X	X

5

Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-2	R-3	R-4	R-5	R-6
Principal LifeTime Hybrid Income			X	X			X		X	X
Principal LifeTime Hybrid 2015			X	X			X		X	X
Principal LifeTime Hybrid 2020			X	X			X		X	X
Principal LifeTime Hybrid 2025			X	X			X		X	X
Principal LifeTime Hybrid 2030			X	X			X		X	X
Principal LifeTime Hybrid 2035			X	X			X		X	X
Principal LifeTime Hybrid 2040			X	X			X		X	X
Principal LifeTime Hybrid 2045			X	X			X		X	X
Principal LifeTime Hybrid 2050			X	X			X		X	X
Principal LifeTime Hybrid 2055			X	X			X		X	X
Principal LifeTime Hybrid 2060			X	X			X		X	X
Principal LifeTime Hybrid 2065			X	X			X		X	X
Real Estate Securities	X	X	X	X	X	X	X	X	X	X
SAM Balanced	X	X	X	X	X	X	X	X	X
SAM Conservative Balanced	X	X	X	X	X	X	X	X	X
SAM Conservative Growth	X	X	X	X	X	X	X	X	X
SAM Flexible Income	X	X	X	X	X	X	X	X	X
SAM Strategic Growth	X	X	X	X	X	X	X	X	X
Short-Term Income	X	X	X	X	X	X	X	X	X
SmallCap	X	X	X	X	X	X	X	X	X	X
SmallCap Growth I			X	X	X	X	X	X	X	X
SmallCap S&P 600 Index			X	X	X	X	X	X	X	X
SmallCap Value II	X		X	X	X	X	X	X	X	X
Tax-Exempt Bond	X	X		X
Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.
Principal Global Investors, LLC ("PGI" or the "Manager") may recommend to the Board of Directors (the "Board"), and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors. PGI may make such a recommendation when a fund approaches a size where additional investments in the fund have the potential to adversely impact fund performance and make it increasingly difficult to keep the fund fully invested in a manner consistent with its investment objective. PGI may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.
MULTIPLE CLASS STRUCTURE
The Board has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "Fund History." The share classes offered under the plan include: Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6.
Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the prospectus.
Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the prospectus.
Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the prospectus.
Sales charge waivers and reductions may be available depending on whether shares are purchased directly from the Fund or through a financial intermediary, as described in the prospectus and the Appendix to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions."

6

For Classes A, C, and J shares purchased from the Fund or through an intermediary not identified on Appendix B to the prospectus, the CDSC is waived on shares:

•	redeemed within 90 days after an account is re-registered due to a shareholder's death;

•	redeemed to pay surrender fees;

•	redeemed to pay retirement plan fees;

•	redeemed involuntarily from accounts with small balances;

•	redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased prior to the disability;

•	redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

•	redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;

•
redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;

•	redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or

•
redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to nonmonthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)

For Class J shares purchased from the Fund or through an intermediary not identified on Appendix B to the prospectus, the CDSC also is waived on shares:

•	redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or

•
of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc. (PSI).

Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares are available without any front-end sales charge or contingent deferred sales charge. Classes R-1, R-2, R-3, R-4, and R-5 shares are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. Classes R-1, R-2, R-3, R-4, and R-5 shares are subject to asset based charges (described below). Class R-6 shares are generally available through the defined contribution investment only channel.
PGI receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Classes R-1, R-2, R-3, R-4, and R-5 shares pay PGI a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.
Service Agreement (Classes R-1, R-2, R-3, R-4, and R-5 Shares)
The Service Agreement provides for PGI to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:

•	responding to plan sponsor and plan member inquiries;

•	providing information regarding plan sponsor and plan member investments; and

•
providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay PGI service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-2, R-3, R-4, and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as the Fund and PGI may agree).
Administrative Service Agreement (Classes R-1, R-2, R-3, R-4, and R-5 Shares)
The Administrative Service Agreement provides for PGI to provide services to beneficial owners of Fund shares. Such services include:

•	receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;

•	providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;

•	processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;

•	acting as shareholder of record and nominee for plans;

•	maintaining account records for shareholders and/or other beneficial owners;

•	providing notification to plan shareholders of transactions affecting their accounts;

7

•	forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;

•	distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and

•	other similar administrative services.
As compensation for these services, the Fund will pay PGI service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.20% of the average daily net assets of the R-2 Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as the Fund and PGI may agree).
PGI will generally, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with PGI, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve PGI of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of PGI.
Rule 12b-1 Fees / Distribution Plans and Agreements
The Distributor for the Funds is Principal Funds Distributor, Inc. (“PFD”). The address for PFD is as follows: 620 Coolidge Drive, Suite 300, Folsom, CA 95630.
In addition to the management and service fees, certain of the Fund's share classes are subject to a Rule 12b-1 Distribution Plan and Agreement (a “Plan”). The Board and initial shareholders of Classes A, C, J, R-1, R-2, R-3, and R-4 shares have approved and entered into a Plan. In adopting the Plans, the Board (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act)) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.
The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:

•	formulation and implementation of marketing and promotional activities;

•	preparation, printing, and distribution of sales literature;

•	preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;

•	obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;

•	making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and

•	providing training, marketing, and support with respect to the sale of shares.
The Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Share Class	Maximum Annualized 12b-1 Fee
A (1)(2) (0.15% Government & High Quality Bond, LargeCap S&P 500 Index and Short-Term Income Funds)	0.25%
C (2)	1.00%
J (2)	0.15%
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%
(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
(2) The Distributor also receives the proceeds of any CDSC imposed.
Effective December 31, 2015, the Distributor has contractually agreed to limit the Distribution Fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2021 and will reduce the Money Market Fund’s Distribution Fees by 0.15%. It is expected that the fee waiver will continue to the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.

8

Effective December 31, 2016, the Distributor has voluntarily agreed to limit the Fund’s Distribution Fees and/or Service (12b-1) Fees attributable to Class J. This waiver will reduce the Fund’s Distribution Fees by 0.030% (expressed as a percent of average net assets on an annualized basis). The fee waiver may be revised or terminated at any time without notice to shareholders.
The Distributor may remit on a continuous basis all of these sums to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.
Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Classes A, C, J, R-1, R-2, R-3, or R-4 shares.
Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.
The Funds made the following Distribution/12b-1 payments for the year ended October 31, 2019:

Fund	Distribution/12b-1 Payments (amounts in thousands)	Fund	Distribution/12b-1 Payments (amounts in thousands)
California Municipal	$1,173	Principal LifeTime 2040	$1,767
Core Fixed Income	1,393	Principal LifeTime 2045	257
Core Plus Bond	508	Principal LifeTime 2050	832
Diversified International	968	Principal LifeTime 2055	118
Equity Income	4,625	Principal LifeTime 2060	60
Finisterre Unconstrained Emerging Bond	4	Principal LifeTime 2065	6
Global Diversified Income	19,160	Principal LifeTime Hybrid 2015	20
Global Real Estate Securities	589	Principal LifeTime Hybrid 2020	43
Government & High Quality Bond	957	Principal LifeTime Hybrid 2025	46
Government Money Market	—	Principal LifeTime Hybrid 2030	38
High Income	15	Principal LifeTime Hybrid 2035	28
High Yield	3,744	Principal LifeTime Hybrid 2040	25
Inflation Protection	65	Principal LifeTime Hybrid 2045	13
International Emerging Markets	464	Principal LifeTime Hybrid 2050	11
International I	47	Principal LifeTime Hybrid 2055	4
LargeCap Growth I	818	Principal LifeTime Hybrid 2060	1
LargeCap S&P 500 Index	2,959	Principal LifeTime Hybrid 2065	801
LargeCap Value III	149	Principal LifeTime Hybrid Income	9
MidCap	7,409	Principal LifeTime Strategic Income	211
MidCap Growth	154	Real Estate Securities	1,703
MidCap Growth III	79	SAM Balanced	11,489
MidCap S&P 400 Index	543	SAM Conservative Balanced	4,126
MidCap Value I	262	SAM Conservative Growth	7,898
Money Market	402	SAM Flexible Income	6,942
Overseas	2	SAM Strategic Growth	4,851
Principal Capital Appreciation	2,885	Short-Term Income	1,288
Principal LifeTime 2010	501	SmallCap	1,196
Principal LifeTime 2015	146	SmallCap Growth I	168
Principal LifeTime 2020	2,153	SmallCap S&P 600 Index	661
Principal LifeTime 2025	495	SmallCap Value II	76
Principal LifeTime 2030	2,703	Tax-Exempt Bond	1,097
Principal LifeTime 2035	346

9

Transfer Agency Agreement (Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (620 Coolidge Drive, Suite 300, Folsom, CA 95630), an affiliate of PGI, to act as transfer and shareholder servicing agent for the Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares.

•
For Classes A and C and Institutional Class shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services.

•	For Class J shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit.
The Fund pays PSS for the following services for Classes A, C and J and Institutional Class shares:

•	issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;

•	preparation and distribution of dividend and capital gain payments to shareholders;

•	delivery, redemption and repurchase of shares, and remittances to shareholders;

•	the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;

•	communication with shareholders concerning the above items; and

•	use of its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.
The Fund does not pay for these services for Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares. PSS will pay operating expenses attributable to Classes R-1, R-2, R-3, R-4, and R-5 shares related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Fund for sale in states and jurisdictions.
DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
The Fund is a registered, open-end management investment company, commonly called a mutual fund. The Fund consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. Each of the Funds is diversified, as that term is used in the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, except the Finisterre Unconstrained Emerging Markets Bond and Real Estate Securities Funds, which are non-diversified.
Fund Policies
The investment objective, principal investment strategies and principal risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities that those managing the investments of each Fund can select. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective.
The composition of each Fund and the techniques and strategies that those managing the fund's investments may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.
The investment objective of each Fund and, except as described below as "Fundamental Restrictions," the investment strategies described in this Statement of Additional Information and the prospectus are not fundamental and may be changed by the Board without shareholder approval.
With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's prospectus or Statement of Additional Information.

10

Fundamental Restrictions
Except as specifically noted, each Fund has adopted the following fundamental restrictions. Each fundamental restriction is a matter of fundamental policy and may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The 1940 Act provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board.
Each Fund:

1)	may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2)	has adopted a commodities policy, as follows:

(a)
The California Municipal Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(b)	The remaining Funds may not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.

3)
may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

4)	may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)	may not make loans except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6)	has adopted a policy regarding diversification, as follows:

a)	The Finisterre Unconstrained Emerging Markets Bond and Real Estate Securities Funds have elected to be non-diversified.

b)
All other Funds have elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7)	has adopted a concentration policy, as follows:

a)	The Global Real Estate Securities and Real Estate Securities Funds will concentrate their investments in a particular industry or group of industries as described in the prospectus.

b)
The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds will not concentrate their investments in a particular industry or group of industries except to the extent that the related Index is also so concentrated.

c)
The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.

8)	may not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

11

Non-Fundamental Restrictions
Except as specifically noted, each Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

1)
Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time; however:

a)
The Government Money Market and Money Market Funds may each not invest more than 5% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.

b)	International Fund I, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.

2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings.

a)
With respect to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, by the underlying funds are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.

b)
For all other Funds, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.

c)	International Fund I has not adopted this non-fundamental restriction.

3)	Invest in companies for the purpose of exercising control or management.
International Fund I has not adopted this non-fundamental restriction.

4)	Invest more than 25% of its assets in foreign securities; however:

a)	The High Yield Fund may not invest more than 35% of its assets in foreign securities;

b)
The Diversified International, Finisterre Unconstrained Emerging Markets Bond, Global Diversified Income, Global Real Estate Securities, International Emerging Markets, Money Market, and Overseas Funds each may invest up to 100% of its assets in foreign securities;

c)	The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested;

d)	The California Municipal, Government & High Quality Bond, Government Money Market and Tax-Exempt Bond Funds may not invest in foreign securities; and

e)	International Fund I, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.

5)	Invest more than 5% of its total assets in real estate limited partnership interests.
The Global Diversified Income, Global Real Estate Securities, International I, and Real Estate Securities Funds and the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.

6)
Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the SEC. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

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The Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
International Fund I has adopted additional non-fundamental restrictions as noted below. The Fund:

1)
may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

2)
may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

Non-Fundamental Policy - Rule 35d-1 under the 1940 Act - Investment Company Names
Except as specifically noted, each Fund has also adopted the non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. This policy applies at the time of purchase. The Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental restriction, the Fund tests market capitalization ranges monthly.
For purposes of testing this requirement with respect to:

•
foreign currency investments, each Fund will count forward foreign currency contracts and other investments that have economic characteristics similar to foreign currency; the value of such contracts and investments will include the Fund’s investments in cash and/or cash equivalents to the extent such instruments are used to cover the Fund’s exposure under its forward foreign currency contracts and similar investments.

•
derivatives instruments, each Fund will typically count the mark-to-market value of such derivatives. However, the Fund may use a derivative contract’s notional value when it determines that notional value is an appropriate measure of the Fund’s exposure to investments. For example, with respect to single name equity swaps which are “fully paid” (equity swaps in which cash and/or cash equivalents are specifically segregated on the Fund’s books for the purpose of covering the full notional value of the swap), each Fund will count the value of such cash and/or cash equivalents.

•
investments in underlying funds (including ETFs), each Fund will count all investments in an underlying fund toward the requirement as long as 80% of the value of such underlying fund's holdings focus on the particular type of investment suggested by the Fund name.

The California Municipal, Diversified International, Global Diversified Income, High Income, Inflation Protection, International I, Principal Capital Appreciation, Short-Term Income and Tax-Exempt Bond Funds, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental policy.
The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.
The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.

13

Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments, Industry Concentration and Loans
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If a Fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a Fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Pursuant to SEC staff interpretations of the 1940 Act, a fund that purchases securities or makes other investments that have a leveraging effect on the fund (for example, reverse repurchase agreements) must segregate assets to render them not available for sale or other disposition in an amount equal to the amount the fund owes pursuant to the terms of the security or other investment.
Commodity-Related Investments
All Funds Except the Finisterre Unconstrained Emerging Markets Bond Fund
Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds under Rule 4.5, the Funds are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”). The Funds are therefore not subject to registration under the CEA. The CFTC recently amended Rule 4.5 “Exclusion for certain otherwise regulated persons from the definition of the term ‘commodity pool operator.’” Rule 4.5 provides that an investment company does not meet the definition of “commodity pool” or “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. The Funds intend to limit their use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions. If any of the Funds is unable to do so, it may incur expenses to comply with the CEA and rules the CFTC has adopted under it.
Finisterre Unconstrained Emerging Markets Bond Fund
Based on its current investment strategies, the Finisterre Unconstrained Emerging Markets Bond Fund is deemed to be a "commodity pool" under the CEA, and PGI is considered a "commodity pool operator" with respect to the Fund. PGI is therefore subject to dual regulation by the SEC and the CFTC. The CFTC or the SEC could alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures and currency futures) or options on commodity futures or swaps transactions by investment companies, including this Fund.
Industry Concentration
“Concentration” means a fund invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor's Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or any other reasonable industry classification system.

•
The Funds interpret their policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. To the extent a Fund invests its assets in underlying investment companies, 25% or more of such Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investments in one or more underlying investment companies.

•
For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions.

•
The Funds view their investments in tax-exempt municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.

14

Loans
A Fund may not make loans to other persons except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) pursuant to exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction. Generally, this means the Funds are typically permitted to make loans, but must take into account potential issues such as liquidity, valuation, and avoidance of impermissible transactions. Examples of permissible loans include (a) the lending of its portfolio securities, (b) the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) the entry into a repurchase agreement (to the extent such entry is deemed to be a loan), and (d) loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
Other Investment Strategies and Risks
Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. Over the long term, the returns on a fund's investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds, which means the prices of commodity-linked notes may move in a different direction than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decrease in value and the prices of certain commodities, such as oil and metals, have historically tended to increase. The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such economic conditions, a fund's investments in commodity index-linked notes may be expected not to perform as well as investments in traditional securities. There can be no assurance, however, that derivative instruments will perform in that manner in the future and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities. If commodities prices move in tandem with the prices of financial assets, they may not provide overall portfolio diversification benefits.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the fund’s ability to achieve its investment objective.

15

Synthetic Convertibles
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when such a combination may better achieve a fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the fund in turn assumes credit risk associated with the convertible note.
Corporate Reorganizations
Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of those managing the fund's investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a fund.
In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount: significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing the fund's investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

16

Cyber Security Issues
The Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of a Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate a fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also affect issuers of securities in which a fund invests, potentially causing the fund’s investment in such issuers to lose value. Despite risk management processes, there can be no guarantee that a fund will avoid losses relating to cyber security risks or other information security breaches.
Derivatives
Options on Securities and Securities Indices
The Funds (except the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may each write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase, or to generate additional revenue.

•
Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.

•
Over the Counter ("OTC") Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Writing Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.
The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
The Funds usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

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Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. For a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the fund's investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
Index Warrants. Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.
Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

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Futures Contracts and Options on Futures Contracts
The Funds (except the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may each purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Each Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Fund may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. A Fund may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.
In using futures contracts, the Fund may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

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With respect to futures contracts that settle in cash, a Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. When entering into futures contracts that do not settle in cash (physically-settled futures contracts), a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Physically-settled derivatives contracts (and written options on such contracts) will be treated like cash-settled contracts when a Fund has entered into a contractual arrangement with a third party futures commission merchant or other counterparty to offset the Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty.
Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.
Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund's successful use of futures contracts is subject to the ability of those managing the fund's investments to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

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Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.
Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Debt-Linked and Equity-Linked Securities
The Funds may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, a Fund bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting a Fund’s ability to dispose of them.
Hybrid Instruments
A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Spread Transactions
The Funds (except the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may each engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower volatility than an outright purchase. Each Fund may purchase spread options. The purchase of a covered spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Swap Agreements and Options on Swap Agreements
Each Fund (except the Government Money Market and Money Market Funds) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).
A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index.

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Interest rate swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

•	Currency swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

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Index swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).

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Total return swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.

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Commodity swap agreements. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

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Credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

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Investment Pools. The Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.

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Contracts for differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. A Fund may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. A Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

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Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. A Fund may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Each Fund (except the Government Money Market and Money Market Funds) may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.

Obligations under Swap Agreements. The swap agreements the Funds enter into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by those managing the fund's investments in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio. In cases where a Fund is a seller of a credit default swap contract, the Fund will segregate liquid assets equal to the notional amount of the contract. Obligations under swap agreements for which the Fund segregates assets will not be construed to be “senior securities” for purposes of the Fund's investment restriction concerning senior securities.
Risks associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing the fund's investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the fund's investments. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the fund's investments based on various factors, including:

•	the frequency of trades and quotations,

•	the number of dealers and prospective purchasers in the marketplace,

•	dealer undertakings to make a market,

•	the nature of the security (including any demand or tender features), and

•	the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

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Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.
Valuing Swap Agreements. For purposes of applying the funds’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the funds at market value. In the case of a credit default swap, however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. For example, a fund may value credit default swaps at full exposure value for purposes of the fund’s credit quality guidelines because such value reflects the fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Permissible Uses of Futures and Options on Futures Contracts
Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, commodity, equity, or fixed-income markets. Each Fund may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so. When a Fund purchases a futures contract, or writes a call option on a futures contract, it segregates liquid assets that, when added to the value of assets deposited with the futures commission merchant as margin, are equal to the market value of the contract.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
All Funds except the Finisterre Unconstrained Emerging Markets Bond Fund. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds under Rule 4.5, the Funds are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”). The Funds are therefore not subject to registration under the CEA. Rule 4.5 provides that an investment company does not meet the definition of “commodity pool” or “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. The Funds intend to limit their use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions.
Finisterre Unconstrained Emerging Markets Bond Fund. The Finisterre Unconstrained Emerging Markets Bond Fund is deemed to be a regulated "commodity pool" under the CEA and as a result may invest in futures contracts, options on futures contracts and swaps in excess of the limitations imposed by the CFTC under Rule 4.5.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives and related instruments.
If adopted as proposed, these regulations could significantly limit or impact a fund's ability to invest in derivatives and related instruments, limit a fund's ability to employ certain strategies that use derivatives and/or adversely affect the fund's performance, efficiency in implementing strategies, and ability to pursue their investment objectives. Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.

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Fixed-Income Securities
ETNs
Certain funds may invest in, or sell short, exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.
ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The Internal Revenue Service ("IRS") and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may also be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Funding Agreements
Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.
Inflation-Indexed Bonds
The Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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Step-Coupon Securities
The Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
"Stripped" Securities
The Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
Structured Notes
Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.
Structured notes can serve many different purposes in the management of a fund. For example, they can be used to increase a fund’s exposure to changes in the value of assets that a fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments a fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a fund’s portfolio as a whole. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments.

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Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes also may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities. Many structured notes have limited or no liquidity, so that a fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the analysis of those managing the fund's investments of the issuer’s creditworthiness and financial prospects, and of their forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.
Zero-Coupon Securities
The Funds may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.
Foreign Currency Transactions
Options on Foreign Currencies
A Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
A Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

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Forward Foreign Currency Exchange Contracts
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the fund's investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
A Fund segregates liquid assets in an amount equal to (1) at least its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts that are cash settled and (2) the net notional value with respect to forward currency contracts that are not cash settled. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

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An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund's investments.
Investments in Stock Connect and Bond Connect
Funds may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE"), the Shenzhen Stock Exchange ("SZSE") and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair the Fund’s ability to invest in or sell China A shares and adversely affect the Fund’s performance, such as the following:

•
China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Fund.

•
Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, a Fund may not be able trade when it would be otherwise attractive to do so, and the Fund may not be able to dispose of its China A shares in a timely manner.

•
Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to the Fund. Certain requirements must be completed before the market opening, or a Fund cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit a Fund’s ability to sell its China A shares in a timely manner, or to sell them at all.

•
If a Fund holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Fund must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Funds’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

•
Stock Connect uses an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Fund’s advisor to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker.

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•
China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Fund’s name as the beneficial owner. Therefore, a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.

•
The Fund’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.

•
Fees, costs and taxes imposed on foreign investors (such as the Fund) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Fund, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

•
Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Funds investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Fund could be adversely affected by delays in converting currencies into RMB and vice versa.

•
Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.

Funds may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as the Fund) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.
Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United Kingdom (the "UK"), which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.

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The UK’s referendum vote to leave the EU (referred to as "Brexit") could cause business disruptions and uncertainty and thus adversely impact the financial results and operations of various European companies and economies.
Although the precise time frame for Brexit is uncertain, it is currently expected that the UK will seek to withdraw from the EU with an anticipated completion date within two years after notifying the European Council of the UK’s intention to withdraw. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets either during a transitional period or more permanently. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations.
Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. Dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.
Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies which are maintained at artificial levels to the U.S. Dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
High Yield Securities
Some funds invest a portion of their assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing the fund's investments will determine whether the bond is of a quality comparable to those rated below investment grade). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all, or a portion of interest and principal owed to the fund, it may exchange the high yield securities owned by the fund for other securities, including equities, and/or the fund may incur additional expenses while seeking recovery of its investment. Some funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the fund's investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each fund has with regard to high yield bonds unless those managing the fund's investments deem such securities to be the equivalent of investment grade bonds. Some of the high yield

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securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and those with auction rate features.
Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
Interfund Lending and Borrowing
The SEC has granted an exemption permitting Principal Funds to borrow money from and lend money to each other for temporary or emergency purposes. The loans are subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The Board is responsible for overseeing and periodically reviewing the interfund lending program.
Inverse Floating Rate and Other Variable and Floating Rate Instruments
The Funds may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from "Qualifying Income". Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

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An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.
The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids ("NGLs"). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.
Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission ("FERC"), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline. Certain MLPs regulated by the FERC have the right, but are not obligated, to redeem common units held by an investor who is not subject to U.S. federal income taxation. The financial condition and results of operations of an MLP that redeems its common units could be adversely impacted.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.

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MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.
MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.
Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that a fund invests a significant portion of its assets in municipal obligations issued in connection with a single project, the fund likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal individual alternative minimum tax.
Municipal Bonds
Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally, they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

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Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

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Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

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Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

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Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The California Municipal and Tax-Exempt Bond Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

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Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

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Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the fund's portfolio.
The amount payable to a fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

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A fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a fund's portfolio would not exceed 0.50% of the value of a fund's total assets calculated immediately after each stand-by commitment is acquired.
The funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the fund's investments believe present minimum credit risks. A fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by those managing the fund's investments.
A fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a fund's portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically, such instruments carry demand features permitting the fund to redeem at par.
The fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the fund's investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A fund has the right to demand payment on seven days' notice, for all or any part of the fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the fund.
Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

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From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay "exempt interest" dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.
Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy. The Tax-Exempt Bond Fund also invests in California municipal obligations.
Taxable Investments of the Municipal Funds
The California Municipal and Tax-Exempt Bond Funds may invest a portion of their assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P Global or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P Global or Moody's; corporate bonds and debentures must be rated at least "A" by S&P Global or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the California Municipal and Tax-Exempt Bond Funds may invest without limitation in Taxable Investments. At other times, the following investments will not exceed 20% of the Fund's total assets: Taxable Investments; Municipal Obligations that do not meet quality standards required for the 80% portion of the portfolio; and Municipal Obligations, the interest on which is treated as a tax preference item for purposes of the federal individual alternative minimum tax.
Insurance
The insured municipal obligations in which the California Municipal and Tax-Exempt Bond Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding, and the insurer remains in business.
The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.
Pay-in-Kind Securities
The Funds may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

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Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.
Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.
The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Fund	2019 Turnover	2018 Turnover	Comments
Core Fixed Income Fund	19.8%	9.2%	Substantial cash inflows increased the turnover rate in 2019.
Principal LifeTime 2065 Fund	51.6%	195.7%	Turnover varies from year-to-year due to the aging of the glidepath and asset allocation decisions.
Principal LifeTime Hybrid Income Fund	24.1%	58.8%	Turnover varies from year-to-year due to the aging of the glidepath and asset allocation decisions.
Principal LifeTime Hybrid 2065 Fund	143.3%	14.2%	Turnover varies from year-to-year due to the aging of the glidepath and asset allocation decisions.
SAM Conservative Growth Portfolio	10.9%	33.8%	Turnover varies from year-to-year due to asset allocation decisions.
SAM Flexible Income Portfolio	11.1%	22.6%	Turnover varies from year-to-year due to asset allocation decisions.
SAM Strategic Growth Portfolio	19.9%	49.4%	Turnover varies from year-to-year due to asset allocation decisions.
Preferred Securities
Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.

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Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.

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Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.

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Floating rate preferred securities. Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

If a portion of a fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by a fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that a fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.

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Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities").
Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
The Funds may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund's investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the fund's investments.
A Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that those managing the fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.

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A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund.
A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be segregated by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.
Restricted and Illiquid Securities
A Fund may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by or under the direction of the Directors. As described above, some of the Funds have adopted investment restrictions that limit investments in illiquid securities. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities that may be resold under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.
Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

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Securitized Products - Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Funds may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.
The Funds may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.
Short Sales
A short sale involves the sale by the fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. The fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by the fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. A fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.
Supranational Entities
The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.

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Synthetic Securities
Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.
Temporary Defensive Measures/Money Market Instruments
The Government Money Market and Money Market Funds invest all of their available assets in money market instruments maturing in 397 days or less, with certain exceptions permitted by applicable regulations. In addition, all of the Funds may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Funds may purchase:

•	U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.

•	U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

•	U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.

•	U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

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Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the fund's investments, are of comparable quality. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial

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reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by those managing the fund's investments to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.
A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

•	Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.

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Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity, with certain exceptions permitted by applicable regulations.

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Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

•	Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
Warrants and Rights
The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.
When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by those managing the fund's investments in accordance with procedures established by the Board, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

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LEADERSHIP STRUCTURE AND BOARD
PFI's Board has overall responsibility for overseeing PFI's operations in accordance with the 1940 Act, other applicable laws, and PFI's charter. Each Board Member serves on the Boards of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc. ("PFI"), Principal Variable Contracts Funds, Inc. ("PVC"), Principal Exchange-Traded Funds ("PETF"), and Principal Diversified Select Real Asset Fund ("PDSRA"), which are collectively referred to in this SAI as the "Fund Complex." The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to in this SAI as "Interested Board Members." Board Members who are not Interested Board Members are referred to as "Independent Board Members."
The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person or by telephone. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Independent Board Members also meet annually to consider renewal of advisory contracts.
The Chairman of the Board is an interested person of the Fund Complex. The Independent Board Members have appointed a lead Independent Board Member whose role is to review and approve, with the Chairman, each Board meeting's agenda and to facilitate communication between and among the Independent Board Members, management, and the full Board. The Board's leadership structure is appropriate for the Fund Complex given its characteristics and circumstances, including the number of portfolios, variety of asset classes, net assets, and distribution arrangements. The appropriateness of this structure is enhanced by the establishment and allocation of responsibilities among the following Committees, which report their activities to the Board on a regular basis.

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Committee and Independent Board Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
15(c) Committee Craig Damos Mark Grimmett Fritz Hirsch Tao Huang	The Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.	6
Audit Committee Leroy Barnes Craig Damos Elizabeth Nickels
The Committee's primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex's accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex's financial statements; 2) the Fund Complex's compliance with certain legal and regulatory requirements; 3) the independent registered public accountants' qualifications and independence; and 4) the performance of the Fund Complex's independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, PGI's internal auditors, Fund Complex management, and the Board.
		8
Executive Committee Craig Damos Timothy M. Dunbar Mark Grimmett
The Committee's primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
		None
Nominating and Governance Committee Elizabeth Ballantine Leroy Barnes Mark Grimmett Fritz Hirsch
The Committee's primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Committee members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc., 711 High Street, Des Moines, IA 50392. When evaluating a potential nominee for Independent Board Member, the Committee generally considers, among other factors: age; education; relevant business experience; geographical factors; whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as an Independent Board Member; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. The Committee meets personally with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the Board's composition. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
		4
Operations Committee Fritz Hirsch Tao Huang Karrie McMillan Meg VanDeWeghe	The Committee's primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex's shareholders, and the Fund Complex's operations.	4
Risk oversight forms part of the Board's general oversight of the Fund Complex. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund's compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. As part of its regular risk oversight functions, the Board, directly or through a Committee, interacts with and reviews reports from, among others: Fund Complex management, sub-advisors, the Chief Compliance Officer, independent registered public accounting firm, and internal auditors for PGI or its affiliates, as appropriate. The Board, with the assistance of Fund management and PGI, reviews investment policies and risks in connection with its review of Fund Complex performance. In addition, as part of the Board's periodic review of advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a PGI valuation committee and has approved and periodically reviews valuation policies applicable to valuing Fund shares.

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Each Board Member has significant prior senior management and/or board experience. Board Members are selected and retained based upon their skills, experience, judgment, analytical ability, diligence and ability to work effectively with other Board members, a commitment to the interests of shareholders and, for each Independent Board Member, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who build upon the Board's diversity. Below is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Board Member. As required by rules adopted under the 1940 Act, the Independent Board Members select and nominate all candidates for Independent Board Member positions.
Independent Board Members
Elizabeth Ballantine. Ms. Ballantine has served as an Independent Board Member of the Fund Complex since 2004. Through her professional training, experience as an attorney, and experience as a board member and investment consultant, Ms. Ballantine is experienced in financial, investment and regulatory matters.
Leroy T. Barnes, Jr. Mr. Barnes has served as an Independent Board Member of the Fund Complex since 2012. From 2001-2005, Mr. Barnes served as Vice President and Treasurer of PG&E Corporation. From 1997-2001, Mr. Barnes served as Vice President and Treasurer of Gap, Inc. Through his education, employment experience, and experience as a board member, Mr. Barnes is experienced with financial, accounting, regulatory and investment matters.
Craig Damos. Mr. Damos has served as an Independent Board Member of the Fund Complex since 2008. Since 2011, Mr. Damos has served as the President of The Damos Company (consulting services). Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010; Vertical Growth Officer of Weitz Company from 2004-2006; and Chief Financial Officer of Weitz Company from 2000-2004. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, employment experience, and experience as a board member, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.
Mark A. Grimmett. Mr. Grimmett has served as an Independent Board Member of the Fund Complex since 2004. He is a Certified Public Accountant. From 1996-2015, Mr. Grimmett served as the Chief Financial Officer for Merle Norman Cosmetics, Inc. Through his education, employment experience, and experience as a board member, Mr. Grimmett is experienced with financial, accounting, regulatory and investment matters.
Fritz S. Hirsch. Mr. Hirsch has served as an Independent Board Member of the Fund Complex since 2005. From 2011-2015, Mr. Hirsch served as CEO of MAM USA. He served as President and Chief Executive Officer of Sassy, Inc. from 1986-2009, and Chief Financial Officer of Sassy, Inc. from 1983-1985. Through his education, employment experience, and experience as a board member, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.
Tao Huang. Mr. Huang has served as an Independent Board Member of the Fund Complex since 2012. Mr. Huang served as Chief Operating Officer of Morningstar from 2000-2011; as President of the International Division of Morningstar from 1998-2000; and as Chief Technology Officer of Morningstar, Inc. from 1996-2000. Through his education, employment experience, and experience as a board member, Mr. Huang is experienced with technology, financial, regulatory and investment matters.
Karen ("Karrie”) McMillan. Ms. McMillan has served as an Independent Board Member of the Fund Complex since 2014. From 2007-2014, Ms. McMillan served as general counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991-1999, she served in various roles as counsel at the Securities and Exchange Commission, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education, experience as an attorney, and experience as a board member, Ms. McMillan is experienced in financial, investment and regulatory matters.
Elizabeth A. Nickels. Ms. Nickels has served as an Independent Board Member of the Fund Complex since 2015. Ms. Nickels currently serves as a director of SpartanNash. From 2008 to 2017, she served as a director of the not-for-profit Spectrum Health System; from 2014 to 2016, she served as a director of Charlotte Russe; from 2014 to 2015, she served as a director of Follet Corporation; and from 2013 to 2015, she served as a director of PetSmart. Ms. Nickels was formerly employed by Herman Miller, Inc. in several capacities: from 2012 to 2014, as the Executive Director of the Herman Miller Foundation; from 2007 to 2012, as President of Herman Miller Healthcare; and from 2000 to 2007, as Chief Financial Officer. Through her education, employment experience, and experience as a board member, Ms. Nickels is experienced with financial, accounting and regulatory matters.

48

Mary M. (“Meg”) VanDeWeghe. Ms. VanDeWeghe has served as an Independent Board Member of the Fund Complex since 2018. She is CEO and President of Forte Consulting, Inc., a management and financial consulting firm, and was previously employed as a Finance Professor at Georgetown University from 2009-2016, Senior Vice President - Finance at Lockheed Martin Corporation from 2006-2009, a Finance Professor at the University of Maryland from 1996-2006, and in various positions at J.P. Morgan from 1983-1996. Ms. VanDeWeghe served as a director of Brown Advisory from 2003-2018, B/E Aerospace from 2014-2017, WP Carey from 2014-2017, and Nalco (and its successor Ecolab) from 2009-2014. Through her education, employment experience, and experience as a board member, Ms. VanDeWeghe is experienced with financial, investment and regulatory matters.
Interested Board Members
Timothy M. Dunbar. Mr. Dunbar has served as Chair and Board Member of the Fund Complex since 2019. Mr. Dunbar serves as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also serves on numerous boards of directors of Principal® subsidiaries, including PGI and Post. He has served in various other positions since joining Principal® in 1986. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.
Patrick G. Halter. Mr. Halter has served as a Board Member of the Fund Complex since 2017. Mr. Halter also serves as Chief Executive Officer, President and Chair of PGI, and Chief Executive Officer and Chair of Principal Real Estate Investors ("Principal - REI"). He has served in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.
Additional Information Regarding Board Members and Officers
The following tables present additional information regarding the Board Members and Fund Complex officers, including their principal occupations which, unless specific dates are shown, are of more than five years duration. For each Board Member, the tables also include information concerning other directorships held in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act.

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years

Elizabeth Ballantine 711 High Street Des Moines, IA 50392 1948	Director, PFI and PVC (since 2004) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Principal, EBA Associates (consulting and investments)	127	Durango Herald, Inc.; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2012) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Retired	127	McClatchy Newspapers, Inc.; Frontier Communications, Inc.; formerly, Herbalife Ltd.

Craig Damos 711 High Street Des Moines, IA 50392 1954	Director, PFI and PVC (since 2008) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	President, C.P. Damos Consulting LLC	127	None

Mark A. Grimmett 711 High Street Des Moines, IA 50392 1960	Lead Independent Board Member (since 2011) Director, PFI and PVC (since 2004) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Formerly, Executive Vice President and CFO, Merle Norman Cosmetics, Inc. (cosmetics manufacturing)	127	None

Fritz S. Hirsch 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2005) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Formerly, CEO, MAM USA (manufacturer of infant and juvenile products)	127	MAM USA

49

INDEPENDENT BOARD MEMBERS
Tao Huang 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2012) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Retired	127	Armstrong World Industries, Inc. (manufacturing) and Equity Lifestyle Properties, Inc.

Karen (“Karrie”) McMillan 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2014) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Managing Director, Patomak Global Partners, LLC (financial services consulting)	127	None

Elizabeth A. Nickels 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2015) Trustee, PETF (since 2015) Trustee, PDSRA (since 2019)	Retired	127	SpartanNash; Formerly: Charlotte Russe; Follet Corporation; PetSmart; Spectrum Health System

Mary M. (“Meg”) VanDeWeghe 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2018) Trustee, PETF (since 2018) Trustee, PDSRA (since 2019)	CEO and President, Forte Consulting, Inc. (financial and management consulting)	127	Denbury Resources Inc. and Helmerich & Payne; Formerly: Brown Advisory; B/E Aerospace; WP Carey; Nalco (and its successor Ecolab)

INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Positions with PGI and its affiliates; Principal Occupation(s) During Past 5 Years** (unless noted otherwise)	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Chair (since 2019) Director, PFI and PVC (since 2019) Trustee, PETF (since 2019) Trustee, PDSRA (since 2019)	Director, PGI (since 2018) President-PGAM, PGI, PLIC, PFSI, and PFG (since 2018) Chair/Executive Vice President, RobustWealth, Inc. (since 2018) Director, Post (since 2018) Executive Vice President/Chief Investment Officer, PLIC, PFSI, and PFG (2014-2018)	127	None

Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2017) Trustee, PETF (since 2017) Trustee, PDSRA (since 2019)	Chief Executive Officer and President, PGI (since 2018) Chief Operating Officer, PGI (2017-2018) Chair, PGI (since 2018) Director, PGI (2003-2018) Director, Finisterre (since 2018) Director, Origin (since 2018) Chair, Post (since 2017) Chief Executive Officer, Principal‑REI (since 2005) Chair, Principal - REI (since 2004) Chair, Spectrum (since 2017) Director, CCIP (since 2017)	127	None

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Randy L. Bergstrom 711 High Street Des Moines, IA 50392 1955	Assistant Tax Counsel (since 2005)	Counsel, PGI Counsel, PLIC

50

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)	President - Principal Funds, PFG, PFSI, PLIC (since 2019) Principal Executive Officer, OC Private Capital (2017-2019) Senior Vice President, Oppenheimer Funds (2011-2019)

Jennifer A. Block 711 High Street Des Moines, IA 50392 1973	Deputy Chief Compliance Officer (since 2018) Vice President and Counsel (2017-2018) Assistant Counsel (2010-2017) Assistant Secretary (2015-2018)	Counsel, PGI (2017-2018) Counsel, PLIC (2009-2018) Counsel, PMC (2009-2017)

Tracy W. Bollin 711 High Street Des Moines, IA 50392 1970	Chief Financial Officer (since 2014)
Managing Director, PGI (since 2016)
Senior Vice President, PFD (since 2015)
Chief Financial Officer, PFD (2010-2016)
Chief Operating Officer and Senior Vice President, PMC (2015-2017)
Director, PMC (2014-2017)
President, PSS (since 2015)

Gina L. Graham 711 High Street Des Moines, IA 50392 1965	Treasurer (since 2016)
Vice President/Treasurer, PGI (since 2016)
Vice President/Treasurer, PFA (since 2016)
Vice President/Treasurer, PFD (since 2016)
Vice President/Treasurer, PLIC (since 2016)
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal - REI (since 2016)
Vice President/Treasurer, PSI (since 2016)
Vice President/Treasurer, PSS (since 2016)

Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Assistant Counsel and Assistant Secretary (since 2018)	Counsel, PGI (since 2018) Prior thereto, Attorney in Private Practice

Diane K. Nelson 711 High Street Des Moines, IA 50392 1965	AML Officer (since 2016)	Chief Compliance Officer/AML Officer, PSS (since 2015)

Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Controller (since 2016)	Director - Accounting, PLIC (since 2015)

Teri R. Root 711 High Street Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018) Interim Chief Compliance Officer (2018) Deputy Chief Compliance Officer (2015-2018)	Chief Compliance Officer - Funds, PGI (since 2018) Deputy Chief Compliance Officer, PGI (since 2017) Vice President and Chief Compliance Officer, PMC (2015-2017) Vice President, PSS (since 2015)

Britney L. Schnathorst 711 High Street Des Moines, IA 50392 1981	Assistant Secretary (since 2017) Assistant Counsel (since 2014)	Counsel, PLIC (since 2013)

Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Assistant Counsel (since 2006)	Assistant General Counsel, PGI (since 2018) Counsel, PGI (2017-2018) Counsel, PLIC (since 2006) Counsel, PMC (2007-2017)

John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Assistant Counsel and Assistant Secretary (since 2019)	Counsel, PGI (since 2019) Prior thereto, Attorney in Private Practice

Dan L. Westholm 711 High Street Des Moines, IA 50392 1966	Assistant Treasurer (since 2006)
Assistant Vice President/Treasurer, PGI (since 2017)
Assistant Vice President/Treasury, PFA (since 2013)
Assistant Vice President/Treasury, PFD (since 2013)
Assistant Vice President/Treasury, PLIC (since 2014)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI (since 2013)
Assistant Vice President/Treasury, PSS (since 2013)

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FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Beth C. Wilson 711 High Street Des Moines, IA 50392 1956	Vice President and Secretary (since 2007)	Director and Secretary-Funds, PLIC

Clint L. Woods 711 High Street Des Moines, IA 50392 1961	Counsel, Vice President, and Assistant Secretary (since 2018) Of Counsel (2017-2018) Vice President (2016-2017) Counsel (2015-2017)	Vice President (since 2015) Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC (since 2013)

Jared A. Yepsen 711 High Street Des Moines, IA 50392 1981	Assistant Tax Counsel (since 2017)	Counsel, PGI (since 2017) Counsel, PLIC (since 2015)

Abbreviations used:

CCIP, LLC (CCIP)	Principal Global Investors, LLC (PGI)
Finisterre Capital LLP (Finisterre)	Principal Life Insurance Company (PLIC)
Origin Asset Management LLP (Origin)	Principal Management Corporation (PMC), now PGI
Post Advisory Group, LLC (Post)	Principal Real Estate Investors, LLC (Principal - REI)
Principal Financial Advisors, Inc. (PFA)	Principal Securities, Inc. (PSI)
Principal Financial Services, Inc. (PFSI)	Principal Shareholder Services, Inc. (PSS)
Principal Funds Distributor, Inc. (PFD)	Spectrum Asset Management, Inc. (Spectrum)
Principal Global Asset Management (PGAM)

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Board Member Ownership of Securities
The following tables set forth the dollar range of the equity securities of the Funds included in this SAI, and the aggregate dollar range of equity securities in the Fund Complex, which were beneficially owned by the Board Members as of December 31, 2019. As of that date, Board Members did not own shares of Funds included in this SAI that are not listed.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only Interested Board Members are eligible to participate in an employee benefit program which invests in the Fund Complex. Board Members who beneficially owned shares of series of PVC did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:
A    $0
B    $1 up to and including $10,000
C    $10,001 up to and including $50,000
D    $50,001 up to and including $100,000
E    $100,001 or more

Independent Board Members
Fund	Ballantine	Barnes	Damos	Grimmett	Hirsch	Huang	McMillan	Nickels	VanDeWeghe
Core Fixed Income	A	A	C	D	A	A	A	A	A
Core Plus Bond	A	A	E	D	C	A	A	A	A
Diversified International	C	A	A	A	C	A	A	A	A
Global Diversified Income	A	E	D	A	D	A	D	A	A
Global Real Estate Securities	A	A	A	A	C	A	A	A	A
Government & High Quality Bond	A	A	E	D	A	A	A	A	A
High Yield	A	A	A	A	C	A	A	A	A
Inflation Protection	A	A	A	D	C	A	A	A	A
International Emerging Markets	D	A	A	A	C	A	A	A	A
LargeCap S&P 500 Index	C	A	A	C	D	D	A	A	A
MidCap	A	A	E	E	A	A	A	E	A
Money Market	A	A	A	B	A	A	A	A	A
Principal Capital Appreciation	D	A	A	A	A	A	A	A	A
Principal LifeTime 2010	A	A	A	E	A	A	A	A	A
Principal LifeTime 2030	A	A	A	A	E	A	A	A	A
Real Estate Securities	B	A	A	A	A	D	A	A	A
SAM Balanced	A	A	C	A	A	A	A	A	A
SAM Flexible Income	A	A	A	E	A	A	A	A	A
Short-Term Income	A	A	A	E	A	A	A	A	A
SmallCap	C	A	A	E	A	A	A	A	A
SmallCap Value Fund II	A	A	A	A	C	A	A	A	A
Total Fund Complex	E	E	E	E	E	E	E	E	E

Interested Board Members
Fund	Dunbar	Halter
Equity Income	A	E
LargeCap Growth I	C	D
Money Market	A	B
Principal Capital Appreciation	C	A

Principal Funds, Inc. (through participation in an Employee benefit plan)	Dunbar	Halter
LargeCap S&P 500 Index	A	E
Principal LifeTime Hybrid 2015	E	A
Principal LifeTime Hybrid 2020	E	A
Principal LifeTime Hybrid 2030	E	A
Total Fund Complex	E	E

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Board Member and Officer Compensation
The Fund Complex does not pay any remuneration to its Board Members or officers who are employed by PGI or its affiliates. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the Chief Compliance Officer's compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Each Independent Board Member received compensation for service as a member of the Boards of all investment companies in the Fund Complex based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Board Member compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of the Fund Complex.
The following table provides information regarding the compensation received by the Independent Board Members from the Funds included in this SAI and from the Fund Complex during the fiscal year ended October 31, 2019. On that date, there were 4 investment companies in the Fund Complex. The Fund does not provide retirement benefits or pensions to any of the Board Members.

Board Member	Funds in this SAI	Fund Complex (1)
Elizabeth Ballantine	$207,272	$285,000
Leroy T. Barnes, Jr.	$221,103	$304,000
Craig Damos	$232,809	$320,000
Mark A. Grimmett	$223,433	$307,000
Fritz S. Hirsch	$226,271	$311,000
Tao Huang	$214,566	$295,000
Karen ("Karrie") McMillan	$208,734	$287,000
Elizabeth A. Nickels	$208,701	$287,000
Mary M. (“Meg”) VanDeWeghe	$208,038	$286,000

(1) PDSRA was effective June 25, 2019.

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INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager for the Fund. Principal Management Corporation, previously an affiliate of PGI, served as manager to the Fund prior to its merger with and into PGI on May 1, 2017.
PGI is the discretionary advisor (directly makes decisions to purchase or sell securities) for the following Funds: California Municipal, Core Fixed Income, Core Plus Bond, Diversified International, Equity Income, Government & High Quality Bond, Government Money Market, High Yield, International Emerging Markets, LargeCap S&P 500 Index, MidCap, MidCap S&P 400 Index, Money Market, Principal Capital Appreciation, Principal LifeTime Funds (Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Funds), Principal LifeTime Hybrid Funds (Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Funds), SAM (Strategic Asset Management) Portfolios (Balanced, Conservative Balanced, Conservative Growth, Flexible Income, and Strategic Growth Portfolios), Short-Term Income, SmallCap, SmallCap S&P 600 Index, Tax-Exempt Bond, a portion of the assets of Global Diversified Income, and a portion of the assets of High Income. Additionally, PGI provides investment advisory services with respect to up to 30% of the assets of the following Funds: LargeCap Growth I, LargeCap Value III, MidCap Growth III, MidCap Value I, Overseas, SmallCap Growth I, and SmallCap Value II.
PGI has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Fund. For these services, PGI pays each Sub-Advisor a fee.

Sub-Advisor:
AllianceBernstein L.P. ("AllianceBernstein") is a Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company AXA Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies.  AllianceBernstein Corporation, an indirect wholly-owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P. (“ABH”), a publicly traded partnership.  As of September 30, 2019, ABH owned approximately 35.4% of the issued and outstanding AllianceBernstein Units; EQH and its subsidiaries had an approximate 65.3% economic interest in AllianceBernstein (including both the general partnership and limited partnership interests in ABH and AllianceBernstein).

Fund(s):	a portion of the assets of SmallCap Growth I

Sub-Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC ("BHMS") is an indirect subsidiary of BrightSphere Investment Group, Inc., a publicly-held company traded on the New York Stock Exchange.

Fund(s):	a portion of the assets of LargeCap Value III and a portion of the assets of Overseas

Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”) is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock and its affiliates manage investment company and other portfolio assets.
Sub-Sub-Advisor:    BlackRock International Limited is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock International Limited and its affiliates manage investment company and other portfolio assets.

Fund(s):	Inflation Protection

Sub-Advisor:	Brown Advisory, LLC (“Brown”) is a wholly-owned subsidiary of Brown Advisory Management, LLC.

Fund(s):	a portion of the assets of LargeCap Growth I and a portion of the assets of SmallCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”) is wholly-owned by Causeway Capital Holdings LLC.

Fund(s):	a portion of the assets of Overseas

Sub-Advisor:	Columbus Circle Investors (“CCI”) is an affiliate of PGI, which is a member of Principal®.

Fund(s):	MidCap Growth

55

Sub-Advisor:
DDJ Capital Management, LLC (“DDJ”) is a privately-owned Massachusetts limited liability company. David Breazzano, DDJ’s co-founder, president and chief investment officer, is the largest equity owner and holds 100% voting control of the firm.

Fund(s):	a portion of the assets of Global Diversified Income and a portion of the assets of High Income

Sub-Advisor:	Eagle Asset Management, Inc. is a wholly-owned subsidiary of Carillon Tower Advisers, Inc., which is a wholly-owned subsidiary of Raymond James Financial, Inc.

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	Emerald Advisers, LLC (“Emerald”) is a wholly-owned subsidiary of Emerald Asset Management, LLC, which is 51% owned by a subsidiary of 1251 Capital Group, Inc. a financial services holding company.

Fund(s):	SmallCap Growth I

Sub-Advisor:	Finisterre Capital LLP (“Finisterre”) is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Finisterre Unconstrained Emerging Markets Bond and a portion of the assets of Global Diversified Income

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose numbers are current and former employees, and Stephens-H&W, a limited liability company whose primary member is SF Holding Corp., a diversified holding company.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:
Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") is a California corporation wholly-owned by its working principals. Thomas D. Stevens, Chairman and CEO, and Hal W. Reynolds, Chief Investment Officer, hold the controlling equity interest in the firm.

Fund(s):	a portion of the assets of MidCap Value I and a portion of the assets of SmallCap Value II

Sub-Advisor:
Mellon Investments Corporation (“Mellon”), is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a banking and financial services company. Employees of Mellon own a small minority interest of the company. Mellon is a registered investment advisor and organized as a corporation in the state of Delaware.

Fund(s):	a portion of the assets of High Income

Sub-Advisor:	MetLife Investment Management, LLC (“MIM”), is a wholly-owned indirect subsidiary of MetLife, Inc.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	Origin Asset Management LLP (“Origin”) is an indirect majority-owned subsidiary of Principal Financial Services, Inc., an affiliate of PGI, and a member of Principal®.

Fund(s):	International Fund I

Sub-Advisor:	Post Advisory Group, LLC (“Post”) is an indirect majority-owned subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Global Diversified Income and a portion of the assets of High Income

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI"), is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of the assets of Global Diversified Income

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Sub-Advisor:
Robert W. Baird & Co. Incorporated (“Baird”) is owned directly by Baird Financial Corporation (“BFC”). BFC is, in turn, owned by Baird Holding Company (“BHC”). BHC is owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird. Employees of Baird own substantially all of the outstanding stock of BFG.

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price") is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company.

Fund(s):	a portion of the assets of LargeCap Growth I

Sub-Advisor:	Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is a subsidiary of Natixis Investment Managers, L.P.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Victory Capital Management Inc. (“Victory”) is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation.

Fund(s):	a portion of the assets of MidCap Value I

Sub-Advisor:	W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management) is employee owned and no employee owns 25% or more of the firm.

Fund(s):	a portion of the assets of Global Diversified Income

Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation, is a wholly-owned subsidiary of Westwood Holdings Group, Inc., a publicly held company traded on the New York Stock Exchange.

Fund(s):	a portion of the assets of LargeCap Value III
Affiliated Persons of the Fund Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Fund who are also affiliated persons of PGI or affiliated advisors, see the Interested Board Members and Fund Complex Officers tables in the “Leadership Structure and Board” section.
Codes of Ethics
The Fund, PGI, each of the Sub-Advisors, and PFD have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and the Sub-Advisors have each also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. Except in limited circumstances, the Code for PGI and the Fund prohibits portfolio managers from personally trading securities that are held or traded in the actively managed portfolios for which they are responsible. Certain Sub-Advisors have adopted Codes that do not permit personnel subject to such Code to invest in securities that may be purchased or held by the Fund. However, other Sub-Advisors' Codes do permit, subject to conditions, personnel subject to the Code to invest in securities that may be purchased or held by the Fund. The Fund’s Board reviews reports at least annually regarding the operation of the Code of Ethics of the Fund, PGI, PFD, and each Sub-Advisor. The Codes are on file with, and available from, the SEC. A copy of the Fund’s Code will also be provided upon request, which may be made by contacting the Fund.

57

Management Agreement
Under the terms of the Management Agreement for the Fund, PGI, the investment advisor, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates, for providing investment advisory services and other specified services. The management fee schedules for the Funds are as follows (expressed as a percentage of average net assets):

Fund	First $500 million	Next $500 million	Next $500 million	Over $1.5 billion
Finisterre Unconstrained Emerging Markets Bond	0.75%	0.74%	0.73%	0.72%
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth III	0.90	0.86	0.84	0.82
SmallCap	0.75	0.73	0.71	0.70
Tax-Exempt Bond	0.45	0.43	0.41	0.40

Fund	All Assets
Principal LifeTime Strategic Income	0.00%
Principal LifeTime 2010	0.00
Principal LifeTime 2015	0.00
Principal LifeTime 2020	0.00
Principal LifeTime 2025	0.00
Principal LifeTime 2030	0.00
Principal LifeTime 2035	0.00
Principal LifeTime 2040	0.00
Principal LifeTime 2045	0.00
Principal LifeTime 2050	0.00
Principal LifeTime 2055	0.00
Principal LifeTime 2060	0.00
Principal LifeTime 2065	0.00
Principal LifeTime Hybrid Income	0.00
Principal LifeTime Hybrid 2015	0.00
Principal LifeTime Hybrid 2020	0.00
Principal LifeTime Hybrid 2025	0.00
Principal LifeTime Hybrid 2030	0.00
Principal LifeTime Hybrid 2035	0.00
Principal LifeTime Hybrid 2040	0.00
Principal LifeTime Hybrid 2045	0.00
Principal LifeTime Hybrid 2050	0.00
Principal LifeTime Hybrid 2055	0.00
Principal LifeTime Hybrid 2060	0.00
Principal LifeTime Hybrid 2065	0.00

58

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Over $3 billion
Core Plus Bond	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Global Diversified Income	0.80	0.78	0.76	0.75	0.73	0.70
Global Real Estate Securities	0.90	0.88	0.86	0.85	0.84	0.83
High Income	0.65	0.63	0.61	0.60	0.59	0.58
Inflation Protection	0.40	0.38	0.36	0.35	0.34	0.33
International I	0.75	0.73	0.71	0.70	0.69	0.68
International Emerging Markets	1.05	1.03	1.01	1.00	0.99	0.98
LargeCap Growth I	0.66	0.64	0.62	0.61	0.60	0.59
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
MidCap Value I	0.68	0.66	0.64	0.63	0.62	0.61
Money Market	0.40	0.39	0.38	0.37	0.36	0.35
Overseas	0.97	0.95	0.93	0.92	0.91	0.90
Real Estate Securities	0.85	0.83	0.81	0.80	0.79	0.78
SmallCap Growth I	0.88	0.86	0.84	0.83	0.82	0.81
SmallCap Value II	1.00	0.98	0.96	0.95	0.94	0.93

Fund	First $1 billion	Over $1 billion
California Municipal	0.45%	0.40%

	First $2 billion	Next $1 billion	Over $3 billion
Core Fixed Income	0.50%	0.44%	0.43%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $7 billion	Over $10 billion
Diversified International	0.80%	0.78%	0.76%	0.75%	0.73%	0.70%	0.69%

	First $250 million	Next $250 million	Next $6.5 billion	Over $7 billion
Equity Income	0.60%	0.55%	0.50%	0.49%

Fund	First $2 billion	Over $2 billion
Government & High Quality Bond	0.50%	0.45%

Fund	First $250 million	Over $250 million
High Yield	0.625%	0.50%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $9.5 billion	Next $2.5 billion	Over $15 billion
MidCap	0.65%	0.63%	0.61%	0.60%	0.59%	0.58%	0.57%	0.56%

Fund	All Assets
Government Money Market	0.15%
LargeCap S&P 500 Index	0.15
MidCap S&P 400 Index	0.15
SmallCap S&P 600 Index	0.15

Fund	First $500 million	Next $500 million	Over $1 billion
Principal Capital Appreciation	0.625%	0.50%	0.375%

59

Fund	First $3 billion	Next $4 billion	Next $4 billion	Next $4 billion	Over $15 billion
SAM Balanced*	0.35%	0.30%	0.25%	0.20%	0.18%
SAM Conservative Balanced*	0.35	0.30	0.25	0.20	0.18
SAM Conservative Growth*	0.35	0.30	0.25	0.20	0.18
SAM Flexible Income*	0.35	0.30	0.25	0.20	0.18
SAM Strategic Growth*	0.35	0.30	0.25	0.20	0.18
*Breakpoints are based on aggregate SAM Portfolio net assets.

Fund	First $200 million	Next $300 million	Over $500 million
Short-Term Income	0.50%	0.45%	0.40%
Fund Operating Expenses
Each Fund pays all of its operating expenses. Under the terms of the Management Agreement, PGI is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with PGI, and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. Accounting services customarily required by investment companies are provided to each Fund by PGI, under the terms of the Management Agreement. Principal Shareholder Services, Inc., an affiliate of PGI, provides transfer agent services for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares, including qualifying shares of the Fund for sale in states and other jurisdictions. PGI is also responsible for providing certain shareholder and administrative services to Classes R-1, R-2, R-3, R-4 and R-5 shares pursuant to a Service Agreement and an Administrative Services Agreement.
Contractual Limits on Total Annual Fund Operating Expenses
PGI has contractually agreed to limit the Fund's expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. Subject to applicable expense limits, the Funds may reimburse PGI for expenses incurred during the current fiscal year.
In addition, PGI has contractually agreed to reduce the Government Money Market Fund's Management Fees in an amount equal to all Acquired Fund Fees and Expenses through the period ending February 28, 2021.

60

The operating expense limits and the agreement terms are as follows:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	Inst.	Expiration
California Municipal	N/A	N/A	N/A	0.51%	2/28/2021
Core Fixed Income	N/A	N/A	N/A	0.58%	2/28/2021
Core Plus Bond	0.88%	N/A	N/A	0.56%	2/28/2021
Diversified International	N/A	1.98%	N/A	0.85%	2/28/2021
Equity Income	N/A	N/A	N/A	0.52%	2/28/2021
Finisterre Unconstrained Emerging Markets Bond	1.20%	N/A	N/A	0.85%	2/28/2021
Global Diversified Income	N/A	N/A	N/A	0.68%	2/28/2021
Global Real Estate Securities	N/A	N/A	N/A	0.94%	2/28/2021
Government & High Quality Bond	N/A	1.63%	N/A	0.53%	2/28/2021
Government Money Market	N/A	N/A	N/A	0.15%	2/28/2021
High Income	1.05%	N/A	N/A	N/A	2/28/2021
High Yield	N/A	N/A	N/A	0.61%	2/28/2021
Inflation Protection	0.90%	N/A	1.15%	N/A	2/28/2021
International I	1.30%	N/A	N/A	0.90%	2/28/2021
International Emerging Markets	1.55%	2.51%	1.37%	1.20%	2/28/2021
LargeCap Growth I	N/A	N/A	N/A	0.69%	2/28/2021
LargeCap S&P 500 Index	N/A	1.30%	N/A	N/A	2/28/2021
MidCap	N/A	N/A	N/A	0.70%	2/28/2021
MidCap Growth	N/A	N/A	N/A	0.75%	2/28/2021
MidCap Value I	N/A	N/A	N/A	0.72%	2/28/2021
Money Market	0.50%	N/A	N/A	N/A	2/28/2021
Principal Capital Appreciation	N/A	N/A	N/A	0.47%	2/28/2021
Principal LifeTime 2010	0.38%	N/A	N/A	N/A	2/28/2021
Principal LifeTime 2020	0.38%	N/A	N/A	N/A	2/28/2021
Principal LifeTime 2030	0.38%	N/A	N/A	N/A	2/28/2021
Principal LifeTime 2040	0.38%	N/A	N/A	N/A	2/28/2021
Principal LifeTime 2050	0.38%	N/A	N/A	N/A	2/28/2021
Principal LifeTime 2060	N/A	N/A	0.38%	N/A	2/28/2021
Principal LifeTime 2065	N/A	N/A	N/A	0.08%	2/28/2021
Principal LifeTime Strategic Income	0.38%	N/A	N/A	N/A	2/28/2021
Principal LifeTime Hybrid 2015	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2020	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2025	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2030	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2035	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2040	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2045	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2050	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2055	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2060	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid 2065	N/A	N/A	0.30%	0.05%	2/28/2021
Principal LifeTime Hybrid Income	N/A	N/A	0.30%	0.05%	2/28/2021
Real Estate Securities	N/A	N/A	N/A	0.91%	2/28/2021
Short-Term Income	N/A	N/A	N/A	0.43%	2/28/2021
SmallCap	N/A	N/A	N/A	0.85%	2/28/2021
SmallCap Value II	1.45%	N/A	N/A	0.99%	2/28/2021
Tax-Exempt Bond	N/A	1.60%	N/A	0.52%	2/28/2021
61

Contractual Limits on Total Annual Fund Operating Expenses
Fund	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond	1.29%	1.16%	0.98%	0.79%	0.67%	2/28/2021
Principal LifeTime 2065	0.93%	0.80%	0.62%	0.43%	0.31%	2/28/2021
Principal LifeTime Hybrid 2015	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2020	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2025	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2030	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2035	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2040	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2045	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2050	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2055	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2060	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid 2065	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Principal LifeTime Hybrid Income	N/A	N/A	0.59%	N/A	0.28%	2/28/2021
Short-Term Income	N/A	N/A	N/A	0.79%	N/A	2/28/2021
Contractual Limits on Other Expenses
In addition, PGI has contractually agreed to limit the expenses identified as "Other Expenses" related to certain share classes of certain of the Funds by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) at or below certain limits. The limits are expressed as a percent of average net assets on an annualized basis.

62

The Other Expenses limits and the agreement terms are as follows:

Contractual Limits on Other Expenses
Fund	R-6	Expiration
Core Fixed Income	0.01%	2/28/2021
Diversified International	0.04%	2/28/2021
Global Diversified Income	0.02%	2/28/2021
Global Real Estate Securities	0.02%	2/28/2021
High Yield	0.02%	2/28/2021
International I	0.04%	2/28/2021
International Emerging Markets	0.04%	2/28/2021
LargeCap Growth I	0.02%	2/28/2021
MidCap	0.02%	2/28/2021
MidCap S&P 400 Index	0.02%	2/28/2021
MidCap Value I	0.02%	2/28/2021
Principal LifeTime Hybrid Income	0.02%	2/28/2021
Principal LifeTime Hybrid 2015	0.02%	2/28/2021
Principal LifeTime Hybrid 2020	0.02%	2/28/2021
Principal LifeTime Hybrid 2025	0.02%	2/28/2021
Principal LifeTime Hybrid 2030	0.02%	2/28/2021
Principal LifeTime Hybrid 2035	0.02%	2/28/2021
Principal LifeTime Hybrid 2040	0.02%	2/28/2021
Principal LifeTime Hybrid 2045	0.02%	2/28/2021
Principal LifeTime Hybrid 2050	0.02%	2/28/2021
Principal LifeTime Hybrid 2055	0.02%	2/28/2021
Principal LifeTime Hybrid 2060	0.02%	2/28/2021
Principal LifeTime Hybrid 2065	0.02%	2/28/2021
Real Estate Securities	0.02%	2/28/2021
SmallCap	0.02%	2/28/2021
SmallCap Growth I	0.01%	2/28/2021
SmallCap S&P 600 Index	0.02%	2/28/2021
SmallCap Value II	0.02%	2/28/2021
Contractual Management Fee Waivers
PGI has contractually agreed to limit certain of the Funds' management fees. The expense limit will reduce the Fund's Management Fees by the amounts listed below:

Contractual Fee Waivers
Fund	Waiver	Expiration
Core Plus Bond	0.060%	2/28/2021
Global Diversified Income	0.080%	2/28/2021
High Income	0.015%	2/28/2022
LargeCap Growth I	0.016%	2/28/2021
LargeCap Value III	0.065%	2/28/2021
MidCap Growth III	0.020%	2/28/2021
MidCap Value I	0.020%	2/28/2021
Overseas	0.035%	2/28/2021
SmallCap Growth I	0.020%	2/28/2021
SmallCap Value II	0.040%	2/28/2021

63

Limits on Distribution Fees and/or Service (12b-1) Fees
Effective December 31, 2016, Principal Funds Distributor, Inc. ("the Distributor") has voluntarily agreed to limit the Fund’s Distribution Fees and/or Service (12b-1) Fees attributable to Class J. This waiver will reduce the Fund's Distribution Fees and/or Service (12b-1) Fees by 0.03% (expressed as a percent of average net assets on an annualized basis). The fee waiver may be revised or terminated at any time without notice to the shareholders.
Voluntary Expense Limit
PGI has voluntarily agreed to limit the Money Market Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be revised or terminated at any time without notice to the shareholders.
Management Fees Paid
Fees paid for investment management services during the periods indicated were as follows:

Management Fees for Periods Ended October 31 (amounts in thousands)
Fund	2019	2018		2017
California Municipal	2,084	1,874		1,851
Core Fixed Income	16,042	14,879		15,409
Core Plus Bond	15,494	16,470		18,527
Diversified International	92,912	100,063		79,129
Equity Income	36,623	34,621		30,597
Finisterre Unconstrained Emerging Markets Bond	1,004	297		264
Global Diversified Income	55,947	84,958		82,900
Global Real Estate Securities	29,700	24,302		16,613
Government & High Quality Bond	7,512	7,544		7,701
Government Money Market	4,714	4,323	(1)	NA
High Income	20,720	8,635		6,995
High Yield	14,617	16,867		18,127
Inflation Protection	6,102	5,924		5,905
International Emerging Markets	6,956	11,286		10,534
International I	3,173	4,264		3,567
LargeCap Growth I	51,967	50,789		43,879
LargeCap S&P 500 Index	8,578	8,399		7,933
LargeCap Value III	16,084	16,917		14,152
MidCap	91,161	92,492		78,881
MidCap Growth	1,144	1,205		951
MidCap Growth III	10,372	10,891		10,800
MidCap S&P 400 Index	1,972	2,140		2,042
MidCap Value I	12,785	9,864		11,186
Money Market	2,035	1,927		2,868
Overseas	29,657	35,777		33,843
Principal Capital Appreciation	8,447	9,307		11,204
Real Estate Securities	34,712	29,328		29,160
SAM Balanced	12,374	13,053		13,245
SAM Conservative Balanced	4,637	4,827		4,867
SAM Conservative Growth	8,245	8,746		8,541
SAM Flexible Income	7,229	7,363		7,248
SAM Strategic Growth	5,069	5,398		5,151
Short-Term Income	19,743	17,959		16,000
SmallCap	4,880	4,983		4,588
SmallCap Growth I	19,383	18,832		16,388
SmallCap S&P 600 Index	1,926	2,036		1,942
SmallCap Value II	10,223	11,808		12,617
Tax-Exempt Bond	2,018	1,596		1,617

(1) Period from December 20, 2017, date operations commenced, through October 31, 2018

64

Sub-Advisory Agreements for the Funds
PGI (and not the Fund) pays the sub-advisers fees determined pursuant to a sub-advisory Agreement with each sub-adviser, including those sub-advisers that are at least 95% owned, directly or indirectly, by PGI or its affiliates ("Wholly-Owned Sub-Advisers") and the sub-advisers for the Funds listed in the tables below. Fees paid to sub-advisers are individually negotiated between PGI and each sub-adviser and may vary.

Aggregate Fees Paid to Sub-Advisers (other than Wholly-Owned Sub-Advisers, Finisterre, Origin, and Post) for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2019		2018		2017
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Global Diversified Income	$10,249	0.34%	$20,886	0.35%	$20,238	0.40%
High Income	8,158	0.26	3,670	0.27	3,254	0.30
Inflation Protection	1,292	0.08	1,251	0.08	1,247	0.08
LargeCap Growth I	19,166	0.25	19,055	0.26	16,162	0.22
LargeCap Value III	3,802	0.21	3,812	0.21	3,195	0.17
MidCap Growth III	3,528	0.38	3,503	0.37	3,546	0.32
MidCap Value I	4,469	0.29	2,709	0.30	2,998	0.26
Overseas	9,061	0.36	10,438	0.35	10,147	0.32
SmallCap Growth I	7,674	0.46	7,203	0.46	6,518	0.43
SmallCap Value II	3,801	0.40	4,332	0.41	4,961	0.39

Fees Paid to Finisterre, Origin, and Post for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2019		2018		2017
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Finisterre Unconstrained Emerging Markets Bond (Finisterre)	$562	0.48%	$162	0.56%	$155	0.60%
Global Diversified Income (Finisterre)	1,089	0.34	—	—	—	—
International I (Origin)	1,253	0.36	1,670	0.35	1,395	0.35
High Income (Post Advisory Group)	912	0.28	—	—	—	—
Global Diversified Income (Post)	3,178	0.30	1,871	0.30	2,283	0.30

Underwriting Fees for Periods Ended October 31, (amounts in thousands)
Fund	2019		2018	2017
California Municipal	$41		$49	$105
Core Fixed Income	67	(1)	104	138
Core Plus Bond	38		35	47
Diversified International	91		147	126
Equity Income	347		270	286
Finisterre Unconstrained Emerging Markets Bond	—		2	1
Global Diversified Income	317		679	900
Global Real Estate Securities	41		41	39
Government & High Quality Bond	64		84	152
High Income	9	(2)	10	10
High Yield	82		111	189
Inflation Protection	3		4	7
International Emerging Markets	63		111	96
International I	41		36	14
LargeCap Growth I	93		83	39

65

Underwriting Fees for Periods Ended October 31, (amounts in thousands)
Fund	2019	2018	2017
LargeCap S&P 500 Index	272	268	247
LargeCap Value III	—	1	3
MidCap	212	236	280
MidCap Growth	2	3	3
MidCap Growth III	1	1	2
MidCap S&P 400 Index	6	8	15
MidCap Value I	32	1	3
Money Market	50	49	75
Principal Capital Appreciation	193	236	289
Principal Lifetime Strategic Income	9	19	29
Principal LifeTime 2010	14	29	40
Principal LifeTime 2020	166	178	241
Principal LifeTime 2030	287	351	406
Principal LifeTime 2040	265	284	325
Principal LifeTime 2050	280	275	261
Principal LifeTime 2060	2	2	2
Principal LifeTime Hybrid Income	1	—	—
Principal LifeTime Hybrid 2015	3	—	—
Principal LifeTime Hybrid 2020	41	2	—
Principal LifeTime Hybrid 2025	28	6	—
Principal LifeTime Hybrid 2030	20	2	—
Principal LifeTime Hybrid 2035	14	3	—
Principal LifeTime Hybrid 2040	19	—	—
Principal LifeTime Hybrid 2045	10	1	—
Principal LifeTime Hybrid 2050	4	1	—
Principal LifeTime Hybrid 2055	3	—	—
Real Estate Securities	135	138	172
SAM Balanced	1,026	1,285	1,507
SAM Conservative Balanced	525	521	651
SAM Conservative Growth	903	989	1,040
SAM Flexible Income	785	1,116	1,311
SAM Strategic Growth	682	747	741
Short-Term Income	185	306	355
SmallCap	138	186	163
SmallCap Growth I	2	2	2
SmallCap S&P 600 Index	5	6	17
SmallCap Value II	13	27	45
Tax-Exempt Bond	59	92	108

(1) Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(2) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Custodian
The custodian of the portfolio securities and cash assets of the Funds is The Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.
Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent for the Funds. Information regarding securities lending during the Funds' most recently ended fiscal year is as follows:

66

Fund	Gross income (including from cash collateral reinvestment)	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Net rebate paid to borrower	Other fees not included in revenue split	Aggregate fees/ compensation	Net income from securities lending

Core Fixed Income	$68,265	$3,490	$—	$—	$—	$33,365	$—	$36,855	$31,410
Core Plus Bond	44,895	1,702	—	—	—	27,860	—	29,562	15,333
Diversified International	339,529	34,081	—	—	—	(1,284)	—	32,797	306,732
Equity Income	148,908	4,647	—	—	—	102,436	—	107,083	41,825
Finisterre Unconstrained Emerging Markets Bond	13,102	229	—	—	—	10,812	—	11,041	2,061
Global Real Estate Securities	136,299	53,759	—	—	—	(401,297)	—	(347,538)	483,837
Government & High Quality Bond	10,929	102	—	—	—	9,906	—	10,008	921
High Income	352,891	22,171	—	—	—	131,118	—	153,289	199,602
High Yield	129,494	5,340	—	—	—	76,086	—	81,426	48,068
Inflation Protection	43,659	2,309	—	—	—	20,570	—	22,879	20,780
International Emerging Markets	7,344	542	—	—	—	1,925	—	2,467	4,877
International I	11,060	873	—	—	—	2,332	—	3,205	7,855
LargeCap Growth I	72,474	9,433	—	—	—	(21,873)	—	(12,440)	84,914
LargeCap S&P 500 Index	10,358	258	—	—	—	7,770	—	8,028	2,328
LargeCap Value III	9,966	454	—	—	—	5,412	—	5,866	4,100
MidCap	610,742	31,873	—	—	—	291,992	—	323,865	286,877
MidCap Growth	1,169	30	—	—	—	868	—	898	271
MidCap Growth III	47,200	1,157	—	—	—	35,619	—	36,776	10,424
MidCap S&P 400 Index	87,196	8,781	—	—	—	(630)	—	8,151	79,047
MidCap Value I	8,012	1,417	—	—	—	(6,171)	—	(4,754)	12,766
Overseas	87,533	8,730	—	—	—	222	—	8,952	78,581
Principal Capital Appreciation	5,309	117	—	—	—	4,142	—	4,259	1,050
Short-Term Income	89,904	3,078	—	—	—	59,119	—	62,197	27,707
SmallCap	134,141	9,653	—	—	—	37,580	—	47,233	86,908
SmallCap Growth I	397,280	91,770	—	—	—	(520,645)	—	(428,875)	826,155
SmallCap S&P 600 Index	151,505	19,856	—	—	—	(47,096)	—	(27,240)	178,745
SmallCap Value II	89,289	10,821	—	—	—	(19,062)	—	(8,241)	97,530
Tax-Exempt Bond	2,155	360	—	—	—	(1,447)	—	(1,087)	3,242
The services provided by The Bank of New York Mellon, as securities lending agent for the Funds, include: coordinating, with the Funds, the selection of securities to be loaned; negotiating loan terms; monitoring the value of securities loaned and corresponding collateral, marking to market daily; coordinating collateral movements; monitoring dividends; and transferring, recalling, and arranging the return of loaned securities to the Funds upon loan termination.

67

INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries.
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.
In addition to payments pursuant to 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. In some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others the Fund makes such payments directly to intermediaries.
For Classes R-1, R-2, R-3, R-4 and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in the prospectus as Other Expenses. Such compensation is generally based on the average asset value of fund shares for the relevant share class held by clients of the intermediary.
In addition, PGI or its affiliates pay, without reimbursement from the Fund, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders. In addition, PGI or its affiliates pay, without reimbursement from the Fund, compensation from their own resources to certain large plan sponsors to help cover the cost of providing educational materials to plan participants.
The amounts paid to intermediaries vary by share class and by fund.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Service Fees pertaining to such plans.
Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, some financial intermediaries or their affiliates receive compensation from PGI or its affiliates for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by fund and by share class.
Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.
The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in the prospectus. Ask your Financial Professional about any fees and commissions they charge.
Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's Sub-Advisors when selecting brokers to effect portfolio transactions.

68

As of December 1, 2019, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees and Expense Reimbursement) include, but are not necessarily limited to, the following:

Advisor Group	GWFS Equities, Inc.	Putnam Investors Services
Advisory Services Network, LLC	H. Beck, Inc.	Raymond James & Associates, Inc.
Alight Financial Solutions LLC	HighTower Securities, LLC	Raymond James Financial Services, Inc.
American Century Investments	ICMA-Retirement Corp.	RBC Capital Markets Corp.
American Enterprise Investment Services Inc.	Investacorp Inc.	RBC Correspondent Services
American General Life Insurance Co.	Janney Montgomery Scott	Reliance Trust Company
American United Life Insurance Co.	John Hancock Trust Co.	Retirement Clearinghouse
Ameriprise Financial Services	J.P. Morgan Securities LLC	Robert W. Baird & Co.
Ameritas Investments Corp	Kestra Investment Services, LLC	Rowling & Associates Accountancy Corporation
Ascensus	KMS Financial Services, Inc.	Royal Alliance Associates, Inc.
Ascensus College Savings Record Keeping Services, LLC	Ladenburg Thalmann Advisors Network LLC	SagePoint Financial, Inc.
AXA Advisors, LLC	Lara May & Associates LLC	SBC Wealth Management
AXA Equitable Life Insurance Co.	Legacy Consulting Group	Securian Financial Services
Baird	Lincoln Retirement Services Co.	Securities America, Inc.
Benefit Plan Administrators	LLBH Private Wealth Management LLC	Securities Service Network, Inc.
Benefit Solutions	LPL Financial Corporation	Sierra Asset Management
Benefit Trust Company	Massachusetts Mutual Life Insurance Company	Standard Insurance Company
BNY Mellon NA	Mercer HR Services	Standard Retirement Services
Broadridge Business Process Outsourcing, LLC	Merrill Lynch	Stifel Nicolaus & Company, Inc.
Cadaret, Grant & Company, Inc.	MidAtlantic Capital Corporation	Suntrust Investment Services, Inc.
Caitlin John LLC	MML Investors Services Inc.	T. Rowe Price Retirement Plan Services
Cambridge Investment Research Inc.	Morgan Stanley Smith Barney LLC	TD Ameritrade Inc.
Charles Schwab & Co.	National Financial Services LLC	TD Ameritrade Trust Company
Charles Schwab Trust Company	Nationwide Investment Services Corp	The Prudential Insurance Company of America
Citigroup Global Markets Inc.	Newport Group Retirement Plan Services	TIAA-CREF
Commonwealth Financial Network	Next Financial Group	Total Administrative Services Corporation
Concert Wealth Management Inc.	Northwestern Mutual Investment Services	Triad Advisors, Inc.
CPI Qualified Consultants	NYLIFE Securities, LLC	UBS Financial Services, Inc.
DA Davidson & Company, Inc.	Oppenheimer & Co.	US Bancorp Investments
David A Noyes & Co.	Pershing LLC	VALIC Retirement Services Company
Digital Retirement Solutions	Plan Administrators, Inc.	Vanguard Brokerage Services
Edward Jones	Platinum Wealth Partners, Inc.	Vanguard Group, The
ePlan Services, Inc.	Plan Administrators, Inc.	Voya Financial Advisors, Inc.
ETRADE Savings Bank	Principal Life Insurance Company	Voya Institutional Plan Services, LLC
Fidelity Investment Institutional Operations Co.	Principal Securities, Inc.	Voya Institutional Trust Co.
Financial Data Services LLC	Principal Wealth Partners LLC	Wave Wealth Management, LLC
FSC Securities Corporation	Private Client Services, LLC	Wells Fargo Advisors FINET, LLC
G.A. Repple & Company	ProEquities Inc.	Wells Fargo Bank, N.A.
Goldman Sachs & Co.	Prudential Retirement Services	Wells Fargo Clearing Services LLC
Great West Life & Annuity	Purshe Kaplan Sterling Investments	Woodbury Financial Services
The preceding list is subject to change at any time without notice. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since the date noted above are not reflected. To obtain a current list, call 1-800-222-5852.

69

BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by PGI, or by the Fund's Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of PGI and of each Fund's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, PGI or the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, PGI or the Sub-Advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. PGI or a Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.
PGI or a Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the sub-advisor’s overall responsibilities to the accounts under its management. PGI or a Sub-Advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a Sub-Advisor may use it in servicing some or all of the accounts it manages. PGI and the Sub-Advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2019 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

70

Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid
Diversified International	$3,576,369,535	$3,534,877
Equity Income	1,807,543,035	1,144,469
Global Diversified Income	655,062,186	555,714
Global Real Estate Securities	631,508,016	635,789
International Emerging Markets	963,928,247	1,050,105
International I	566,430,708	203,280
LargeCap Growth I	1,946,169,280	318,696
LargeCap S&P 500 Index	9,081,223	8,173
LargeCap Value III	1,201,307,417	450,894
MidCap	1,300,813,351	981,009
MidCap Growth	30,547,335	35,510
MidCap Growth III	171,629,394	64,441
MidCap S&P 400 Index	32,483,683	10,020
MidCap Value I	1,536,296,361	619,088
Overseas	942,115,091	1,158,680
Principal Capital Appreciation	950,949,119	697,335
Real Estate Securities	625,920,389	558,704
SmallCap	151,326,547	132,031
SmallCap Growth I	867,021,378	466,859
SmallCap S&P 600 Index	33,858,192	7,347
SmallCap Value II	558,454,541	1,062,944
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a Sub‑Advisor, or PGI, participates. These procedures prohibit a Fund from directly or indirectly benefiting a Sub‑Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.
The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated investment company or between the Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.
The Board has also approved procedures that permit a Fund's Sub-Advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Fund's procedures.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

71

The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid For Periods Ended October 31
Fund	2019	2018	2017
California Municipal Fund	$6,088	$1,010	$1,581
Core Fixed Income Fund	1,378	42,976	—
Core Plus Bond	28,375	2,634	7,991
Diversified International	10,964,605	11,284,826	9,836,155
Equity Income	1,684,442	856,826	1,365,405
Global Diversified Income	2,031,483	8,032,147	8,463,153
Global Real Estate Securities	2,224,162	2,199,177	2,552,457
High Income	2,625	11,083	5,861
High Yield	6,208	20,467	9,897
International Emerging Markets	2,748,447	3,621,567	3,022,482
International I	203,032	242,427	195,661
LargeCap Growth I	1,180,004	1,412,463	1,671,270
LargeCap S&P 500 Index	29,646	163,213	128,775
LargeCap Value III	741,357	767,568	514,121
MidCap	3,181,548	7,772,291	2,064,848
MidCap Growth	215,909	264,644	219,363
MidCap Growth III	377,887	425,677	739,398
MidCap S&P 400 Index	70,217	58,460	52,181
MidCap Value I	815,770	566,541	710,740
Overseas	1,796,336	2,227,686	2,517,969
Principal Capital Appreciation	856,827	779,776	704,812
Real Estate Securities	1,417,735	1,750,752	1,373,966
SAM Balanced Portfolio	110,984	113,929	35,275
SAM Conservative Balanced Portfolio	63,891	28,038	10,105
SAM Conservative Growth Portfolio	167,250	97,284	30,230
SAM Flexible Income Portfolio	110,368	41,608	12,050
SAM Strategic Growth Portfolio	346,583	56,995	27,060
Short-Term Income	—	85,374	11,700
SmallCap	373,121	613,034	921,781
SmallCap Growth I	1,214,616	1,296,379	1,217,548
SmallCap S&P 600 Index	24,974	68,788	27,454
SmallCap Value II	1,212,061	1,153,648	950,388
Tax-Exempt Bond	6,439	—	—
In 2018, in response to the adoption of the Markets in Financial Instruments Directive (“MiFID II”), PGI modified its approach regarding how trading costs are paid and how research costs are allocated, which resulted in certain Funds paying higher, and certain Funds paying lower, commission amounts compared to prior years. Other primary reasons for changes in several Funds’ brokerage commissions for the three years were changes in Fund size; changes in market conditions; changes in money managers of certain Funds; and implementation of investment strategies. In some cases, such events required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

72

Brokerage commissions from the portfolio transactions effected for the Funds were paid to brokers affiliated with PGI or its Sub-Advisors for the fiscal years ended October 31 as follows:

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2019 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified International
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,409,281	12.85%	13.44%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	283,148	2.58%	4.09%
Total			$1,692,429	15.43%	17.53%
Equity Income
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$141,751	8.42%	5.09%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	7,454	0.44%	0.06%
	Eagle Asset Management, Inc.	Raymond James & Associates	5,963	0.35%	0.47%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	7,883	0.47%	0.37%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	17,885	1.06%	0.79%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	6,413	0.38%	0.19%
Total			$187,349	11.12%	6.97%
Global Diversified Income
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	183,517	9.03%	9.13%
	Eagle Asset Management, Inc.	Raymond James & Associates	9,300	0.46%	0.22%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	3,071	0.15%	0.07%
	Principal Financial Group	SAMI Brokerage LLC	5,645	0.28%	0.18%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	41,961	2.07%	1.22%
Total			$243,494	11.99%	10.82%
Global Real Estate Securities
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	194,541	8.75%	9.13%
	Eagle Asset Management, Inc.	Raymond James & Associates	20,465	0.92%	0.95%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	3,038	0.14%	0.16%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	61,048	2.74%	3.08%
Total			$279,092	12.55%	13.32%
International Emerging Markets
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	181,023	6.59%	6.73%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	28,350	1.03%	1.31%
Total			$209,373	7.62%	8.04%
International I
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	121,269	59.73%	59.55%
Total			$121,269	59.73%	59.55%
LargeCap Growth I
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$119,072	10.09%	5.45%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	49,405	4.19%	3.95%
	Eagle Asset Management, Inc.	Raymond James & Associates	11,014	0.93%	0.88%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	10,625	0.90%	0.70%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	67,475	5.72%	8.21%
Total			$257,591	21.83%	19.19%

73

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2019 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
LargeCap Value III
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$11	0.00%	0.00%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	31,237	4.21%	3.61%
	Eagle Asset Management, Inc.	Raymond James & Associates	7,253	0.98%	0.44%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	3,730	0.50%	0.23%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	11,838	1.60%	7.12%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	5,127	0.69%	0.32%
Total			$59,196	7.98%	11.72%
MidCap
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$2,588	0.08%	0.05%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	114,885	3.61%	2.42%
	Eagle Asset Management, Inc.	Raymond James & Associates	22,002	0.69%	0.42%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	114,692	3.60%	1.61%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	52,661	1.66%	2.90%
Total			$306,828	9.64%	7.40%
MidCap Growth
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$3,313	1.53%	1.56%
	Eagle Asset Management, Inc.	Raymond James & Associates	12,444	5.76%	5.37%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	8,426	3.90%	5.49%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	4,358	2.02%	1.85%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	2,150	1.00%	0.74%
Total			$30,691	14.21%	15.01%
MidCap Growth III
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$29,291	7.75%	4.58%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	4,572	1.21%	2.54%
	Eagle Asset Management, Inc.	Raymond James & Associates	14,328	3.79%	1.82%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	4,038	1.07%	1.98%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,243	0.86%	1.39%
Total			$55,472	14.68%	12.31%
MidCap S&P 400 Index
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	7,725	11.00%	9.37%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	289	0.41%	0.38%
Total			$8,014	11.41%	9.75%
MidCap Value I
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$1,608	0.20%	0.12%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	12,058	1.48%	2.66%
	Eagle Asset Management, Inc.	Raymond James & Associates	48,707	5.97%	2.39%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	47,857	5.87%	4.87%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	1,251	0.15%	0.15%
Total			$111,481	13.67%	10.19%
Overseas
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	209,623	11.67%	14.62%
	Eagle Asset Management, Inc.	Raymond James & Associates	38	0.00%	0.01%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	27,149	1.51%	0.81%
Total			$236,810	13.18%	15.44%

74

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2019 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Principal Capital Appreciation
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$16,760	1.96%	4.36%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,385	0.16%	0.12%
	Eagle Asset Management, Inc.	Raymond James & Associates	786	0.09%	0.09%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	8,677	1.01%	0.92%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	4,777	0.56%	0.51%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	2,318	0.27%	0.20%
Total			$34,703	4.05%	6.20%
Real Estate Securities
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$44,427	3.13%	3.42%
	Eagle Asset Management, Inc.	Raymond James & Associates	44,408	3.13%	2.45%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	4,184	0.30%	0.22%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	93,332	6.58%	5.33%
Total			$186,351	13.14%	11.42%
SmallCap
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$49	0.01%	0.01%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	12,583	3.37%	1.93%
	Eagle Asset Management, Inc.	Raymond James & Associates	5,199	1.39%	0.85%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	2,897	0.78%	0.74%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	6,154	1.65%	1.85%
Total			$26,882	7.20%	5.38%
SmallCap Growth I
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$1,764	0.15%	0.06%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	35,263	2.90%	4.89%
	Eagle Asset Management, Inc.	Raymond James & Associates	17,364	1.43%	0.69%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	28,569	2.35%	1.43%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	16,082	1.32%	0.91%
Total			$99,042	8.15%	7.98%
SmallCap S&P 600 Index
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2	0.01%	0.02%
Total			$2	0.01%	0.02%
SmallCap Value II
	Mellon Investments Corporation *	BNY Mellon Capital Markets, LLC	$1,877	0.15%	0.12%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	29,633	2.44%	2.31%
	Eagle Asset Management, Inc.	Raymond James & Associates	300	0.02%	0.02%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co.	2,525	0.21%	0.22%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,468	0.20%	0.12%
Total			$36,803	3.02%	2.79%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2018 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
California Municipal
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$100	9.90%	9.85%
Total			$100	9.90%	9.85%
Core Plus Bond
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	$373	14.16%	12.15%
Total			$373	14.16%	12.15%

75

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2018 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified International
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$4,330	0.04%	0.04%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	467,965	4.15%	3.91%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	103,574	0.92%	2.10%
Total			$575,869	5.11%	6.05%
Equity Income
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$125,891	14.69%	21.20%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	8,783	1.03%	0.29%
	Eagle Asset Management, Inc.	Raymond James & Associates	1,087	0.13%	0.14%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	81,596	9.52%	7.12%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	21,800	2.54%	1.61%
Total			$239,157	27.91%	30.36%
Global Diversified Income
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$55,914	0.70%	1.26%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	467,884	5.83%	4.70%
	Eagle Asset Management, Inc.	Raymond James & Associates	76,464	0.95%	0.56%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	50,549	0.63%	0.36%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	128,436	1.60%	1.96%
	Columbus Circle Investors Finisterre Capital LLP Origin Asset Management LLP Post Advisory Group, LLC Principal Global Investors, LLC Principal Real Estate Investors, LLC Spectrum Asset Management, Inc.	SAMI Brokerage LLC	5,676	0.07%	0.05%
Total			$784,923	9.78%	8.89%
Global Real Estate Securities
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$13,689	0.62%	1.02%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	109,505	4.98%	4.03%
	Eagle Asset Management, Inc.	Raymond James & Associates	37,609	1.71%	1.23%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	3,821	0.17%	0.13%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	65,082	2.96%	3.95%
Total			$229,706	10.44%	10.36%
High Yield
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	$2,494	12.19%	49.13%
Total			$2,494	12.19%	49.13%
International Emerging Markets
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$950	0.03%	0.07%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	290,400	8.02%	6.74%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	22,942	0.63%	0.72%
Total			$314,292	8.68%	7.53%
International I
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$118,547	48.90%	52.26%
Total			$118,547	48.90%	52.26%
LargeCap Growth I
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$145,755	10.32%	5.92%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	16,494	1.17%	1.49%
	Eagle Asset Management, Inc.	Raymond James & Associates	16,901	1.20%	1.03%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	55,783	3.95%	3.01%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	78,674	5.57%	10.26%
Total			$313,607	22.21%	21.71%

76

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2018 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
LargeCap S&P 500 Index
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$24,255	14.86%	10.94%
	Eagle Asset Management, Inc.	Raymond James & Associates	39	0.02%	0.01%
Total			$24,294	14.88%	10.95%
LargeCap Value III
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$20,228	2.64%	2.50%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	7,401	0.96%	0.70%
	Eagle Asset Management, Inc.	Raymond James & Associates	3,825	0.50%	0.34%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	316	0.04%	0.02%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	7,085	0.92%	3.36%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	14,646	1.91%	0.80%
Total			$53,501	6.97%	7.72%
MidCap
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$36,975	0.48%	0.95%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	241,873	3.11%	2.00%
	Eagle Asset Management, Inc.	Raymond James & Associates	59,101	0.76%	0.55%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	127,961	1.65%	1.22%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	205,399	2.64%	2.68%
Total			$671,309	8.64%	7.40%
MidCap Growth
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$1,688	0.64%	1.31%
	Eagle Asset Management, Inc.	Raymond James & Associates	6,930	2.62%	3.31%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	8,994	3.40%	5.00%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,612	0.99%	2.54%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	1,704	0.64%	0.40%
Total			$21,928	8.29%	12.56%
MidCap Growth III
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$65,919	15.49%	14.47%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	5,540	1.30%	2.09%
	Eagle Asset Management, Inc.	Raymond James & Associates	15,092	3.55%	2.11%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	7,752	1.82%	2.48%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,356	0.79%	1.20%
Total			$97,659	22.95%	22.35%
MidCap S&P 400 Index
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$13,496	23.09%	15.76%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	292	0.50%	0.23%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3	0.01%	0.00%
Total			$13,791	23.60%	15.99%
MidCap Value I
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$45,041	7.95%	6.59%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,118	0.20%	0.16%
	Eagle Asset Management, Inc.	Raymond James & Associates	34,949	6.17%	2.64%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	48,759	8.61%	9.33%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	1,507	0.27%	0.33%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	2,284	0.40%	0.26%
Total			$133,658	23.60%	19.31%

77

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2018 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Overseas
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$2	0.00%	0.00%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	122,263	5.49%	8.58%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	55,648	2.50%	1.23%
Total			$177,913	7.99%	9.81%
Principal Capital Appreciation
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$188,466	24.17%	30.16%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	2,617	0.34%	0.34%
	Eagle Asset Management, Inc.	Raymond James & Associates	7,271	0.93%	0.35%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	17,362	2.23%	1.85%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	37,937	4.87%	3.69%
	Robert W. Baird & Co. Incorporated	Strategas Securities, LLC	27,447	3.52%	0.69%
Total			$281,100	36.06%	37.08%
Real Estate Securities
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$25,140	1.44%	1.73%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	26,243	1.50%	1.11%
	Eagle Asset Management, Inc.	Raymond James & Associates	73,294	4.19%	5.19%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	34,842	1.99%	1.53%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	150,565	8.60%	9.77%
Total			$310,084	17.72%	19.33%
SmallCap
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$5,405	0.88%	1.52%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	16,274	2.65%	2.75%
	Eagle Asset Management, Inc.	Raymond James & Associates	8,587	1.40%	0.91%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	10,100	1.65%	1.36%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	19,179	3.13%	3.91%
Total			$59,545	9.71%	10.45%
SmallCap Growth I
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$25,523	1.97%	2.89%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	15,136	1.17%	2.33%
	Eagle Asset Management, Inc.	Raymond James & Associates	12,826	0.99%	0.44%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	21,122	1.63%	0.80%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	15,654	1.21%	1.41%
Total			$90,261	6.97%	7.87%
SmallCap S&P 600 Index
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$12,555	18.25%	11.01%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	28	0.04%	0.07%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	465	0.68%	1.14%
Total			$13,048	18.97%	12.22%
SmallCap Value II
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$19,614	1.70%	2.46%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	1,709	0.15%	0.15%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	771	0.07%	0.04%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	219	0.02%	0.03%
Total			$22,313	1.94%	2.68%

78

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2017 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Core Plus Bond
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	$2,048	25.63%	21.12%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	281	3.52%	0.08%
Total			$2,329	29.15%	21.20%
Diversified International
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$5,731	0.06%	0.11%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	533,399	5.42%	5.05%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	808,155	8.22%	6.83%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	207,048	2.10%	1.72%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	77,751	0.79%	1.17%
Total			$1,632,084	16.59%	14.88%
Equity Income
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$391,965	28.71%	25.91%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	5,488	0.40%	0.34%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	10,061	0.74%	1.00%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	343,368	25.15%	26.53%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	7,473	0.55%	0.68%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	62,027	4.54%	4.06%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	1,186	0.09%	0.13%
Total			$821,568	60.18%	58.65%
Global Diversified Income
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$110,731	1.31%	1.98%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	522,180	6.17%	3.62%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	674,455	7.97%	5.19%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	102,279	1.21%	0.81%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	49,325	0.58%	0.29%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	55,516	0.66%	1.01%
	Columbus Circle Investors Edge Asset Management, Inc. Finisterre Capital LLP Origin Asset Management LLP Post Advisory Group, LLC Principal Global Investors, LLC Principal Real Estate Investors, LLC	Spectrum Asset Management, Inc.	92,326	1.09%	0.76%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	78,365	0.93%	0.50%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	14,893	0.18%	0.17%
Total			$1,700,070	20.10%	14.33%

79

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2017 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Global Real Estate Securities
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$35,001	1.37%	1.98%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	77,715	3.04%	3.21%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	209,304	8.20%	6.05%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	70,561	2.76%	2.38%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	16,297	0.64%	0.35%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	14,926	0.58%	1.09%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	21,047	0.82%	1.34%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	5,171	0.20%	0.31%
Total			$450,022	17.61%	16.71%
High Yield
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	$1,283	12.96%	19.94%
Total			$1,283	12.96%	19.94%
International Emerging Markets
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$5,259	0.17%	0.52%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	234,379	7.75%	6.26%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	326,349	10.80%	9.78%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	50,870	1.68%	2.07%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	6,633	0.22%	0.29%
Total			$623,490	20.62%	18.92%
International I
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$143,125	73.15%	70.13%
Total			$143,125	73.15%	70.13%
LargeCap Growth I
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$35,465	2.12%	1.43%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	81,170	4.86%	3.78%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	167,562	10.03%	10.80%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	3,708	0.22%	0.22%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	44,226	2.65%	1.80%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	114,977	6.88%	8.48%
	Analytic Investors, LLC	Wells Fargo Advisor	27,853	1.67%	0.77%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	2,258	0.14%	0.37%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	33,395	2.00%	1.32%
Total			$510,614	30.57%	28.97%
LargeCap S&P 500 Index
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$4,938	3.83%	0.94%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	12,712	9.87%	17.82%
Total			$17,650	13.70%	18.76%

80

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2017 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
LargeCap Value III
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$7,134	1.39%	1.17%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	2,924	0.57%	0.97%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	50,261	9.78%	10.54%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	40,907	7.96%	8.90%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	522	0.10%	0.10%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,288	0.45%	2.42%
	Analytic Investors, LLC	Wells Fargo Advisor	3,582	0.70%	0.48%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	4,309	0.84%	1.37%
Total			$111,927	21.79%	25.95%
MidCap
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$67,335	3.26%	4.98%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	63,560	3.08%	2.21%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	107,337	5.20%	4.01%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	5,521	0.27%	0.13%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	59,458	2.88%	2.25%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	38,801	1.88%	2.98%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	2,575	0.12%	0.19%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	38,571	1.87%	1.50%
Total			$383,158	18.56%	18.25%
MidCap Growth
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$1,264	0.58%	0.77%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	6,440	2.94%	2.98%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	3,303	1.51%	1.56%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	8,272	3.77%	4.59%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	2,774	1.26%	2.04%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	2,731	1.24%	0.89%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	6,102	2.78%	2.82%
Total			$30,886	14.08%	15.65%
MidCap Growth III
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$14,911	2.02%	1.80%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	19,826	2.68%	2.16%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	21,075	2.85%	3.38%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	329	0.04%	0.01%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	18,747	2.54%	1.21%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	9,874	1.34%	2.14%
	Analytic Investors, LLC	Wells Fargo Advisor	20,118	2.72%	1.66%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	4,973	0.67%	0.67%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	42,834	5.79%	3.24%
Total			$152,687	20.65%	16.27%

81

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2017 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
MidCap S&P 400 Index
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$3,952	7.57%	7.75%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	7	0.01%	0.06%
Total			$3,959	7.58%	7.81%
MidCap Value I
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$489	0.07%	0.08%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	9,318	1.31%	2.28%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	22,233	3.13%	3.32%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	864	0.12%	0.14%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	51,427	7.24%	8.59%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	3,241	0.46%	0.50%
	Analytic Investors, LLC	Wells Fargo Advisor	3,728	0.52%	0.25%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	10,898	1.53%	2.08%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	352	0.05%	0.04%
Total			$102,550	14.43%	17.28%
Overseas
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	$197,495	7.84%	10.06%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	220,634	8.76%	9.06%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	108,082	4.29%	4.24%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	39,469	1.57%	0.84%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	525	0.02%	0.10%
Total			$566,205	22.48%	24.30%
Principal Capital Appreciation
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$97,441	13.83%	20.62%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	4,591	0.65%	0.69%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	18,488	2.62%	2.35%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	154,955	21.99%	19.01%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	16,999	2.41%	1.81%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	45,962	6.52%	4.68%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	4,590	0.65%	0.52%
Total			$343,026	48.67%	49.68%
Real Estate Securities
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$66,568	4.84%	6.15%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	12,837	0.93%	1.20%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	89,663	6.53%	4.68%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	12,563	0.91%	1.18%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	33,360	2.43%	1.38%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	43,155	3.14%	5.25%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	25,498	1.86%	1.15%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	17,346	1.26%	1.82%
Total			$300,990	21.90%	22.81%
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Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2017 Fund's Total Commissions Paid	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Short-Term Income
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	$11,700	100.00%	100.00%
Total			$11,700	100.00%	100.00%
SmallCap
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$24,587	2.67%	4.13%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	48,451	5.26%	5.80%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	40,965	4.44%	5.22%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	9,830	1.07%	1.11%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	28,077	3.05%	3.12%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	12,998	1.41%	3.04%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	8,921	0.97%	0.46%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	4,458	0.48%	0.49%
Total			$178,287	19.35%	23.37%
SmallCap Growth I
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$9,864	0.81%	0.63%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	18,817	1.55%	2.14%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	136,561	11.22%	14.53%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	10	0.00%	0.00%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	20,491	1.68%	1.40%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	17,650	1.45%	1.77%
	Analytic Investors, LLC	Wells Fargo Advisor	18,761	1.54%	1.16%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	11,488	0.94%	1.42%
	William Blair & Company, L.L.C.	William Blair & Company, L.L.C.	4,621	0.38%	0.56%
Total			$238,263	19.57%	23.61%
SmallCap S&P 600 Index
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$21,777	79.32%	62.32%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	6	0.02%	0.01%
Total			$21,783	79.34%	62.33%
SmallCap Value II
	Mellon Investments Corporation *	ConvergEx Execution Solutions LLC	$17,972	1.89%	1.13%
	Credit Suisse Asset Management, LLC	Credit Suisse, Inc.	26,486	2.79%	1.61%
	J.P. Morgan Investment Management, Inc.	J.P. Morgan Securities LLC	28,087	2.96%	2.48%
	American Century Investment Management, Inc.	Nomura Securities International, Inc.	188,696	19.85%	25.72%
	Robert W. Baird & Co. Incorporated	Robert W. Baird & Co. Incorporated	848	0.09%	0.06%
	AllianceBernstein L.P.	Sanford C. Bernstein & Co., LLC	7,234	0.76%	0.73%
	Analytic Investors, LLC	Wells Fargo Securities, LLC	12,136	1.28%	1.00%
Total			$281,459	29.62%	32.73%

*	Effective January 2, 2019, BNY Mellon Asset Management North America Corporation changed its name to Mellon Investments Corporation.
Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commission rates the Sub-Advisor has negotiated with the broker. Commission rates a Sub-Advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.

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The following table indicates the value of each Fund's aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended October 31, 2019.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Core Fixed Income Fund	Bank of America Corp	$71,407
	Citigroup Inc	87,474
	Goldman Sachs Group Inc/The	39,699
	JPMorgan Chase & Co	60,332
	Morgan Stanley	33,932
Core Plus Bond Fund	Bank of America Corp	14,968
	Barclays PLC	648
	Citigroup Inc	1,679
	Goldman Sachs Group Inc/The	12,577
	JPMorgan Chase & Co	4,154
	Morgan Stanley	4,877
	UBS Group AG	9,407
Diversified International Fund	BNP Paribas SA	98,772
Equity Income Fund	JPMorgan Chase & Co	233,402
Global Diversified Income Fund	Bank of America Corp	23,283
	Barclays PLC	10,209
	BNP Paribas SA	9,865
	Citigroup Inc	9,444
	Credit Suisse Group AG	12,814
	Goldman Sachs Group Inc/The	3,856
	JPMorgan Chase & Co	13,511
	Morgan Stanley	13,173
	UBS Group AG	10,315
High Income Fund	Barclays PLC	7,066
High Yield Fund	Barclays PLC	20,491
LargeCap S&P 500 Index Fund	Bank of America Corp	62,079
	Citigroup Inc	38,470
	Goldman Sachs Group Inc/The	16,363
	JPMorgan Chase & Co	94,655
	Morgan Stanley	13,708
LargeCap Value Fund III	Bank of America Corp	39,070
	Citigroup Inc	4,251
	Goldman Sachs Group Inc/The	1,248
	JPMorgan Chase & Co	69,333
	Morgan Stanley	989
Money Market Fund	Barclays Bank PLC	12,487
	BNP Paribas SA	10,000
	Credit Suisse Group AG	9,428
Overseas Fund	Barclays PLC	35,388
	BNP Paribas SA	66,656
	Credit Suisse Group AG	404
	UBS Group AG	1,947
Principal Capital Appreciation Fund	JPMorgan Chase & Co	67,042

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Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Short-Term Income Fund	Bank of America Corp	93,723
	BNP Paribas SA	10,122
	Citigroup Inc	71,178
	Credit Suisse Group AG	25,492
	Goldman Sachs Group Inc/The	83,887
	JPMorgan Chase & Co	91,866
	Morgan Stanley	89,160
	UBS Group AG	23,314
Allocation of Trades
By the Manager (“PGI”). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI's trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment adviser for a variety of individual accounts, ERISA accounts, registered investment companies, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Because of PGI's role as investment advisor to each of the Funds and as discretionary advisor for funds of funds as well as some of the underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. PGI also provides advisory services to funds that have multiple investment advisers (“Multi-Managed Funds”). These services include determining the portion of a Multi-Managed Fund's portfolio to be allocated to an adviser. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds and Multi-Managed Funds, for the following reasons:

•
PGI serves as the investment adviser to the underlying funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment adviser may serve as sub-adviser to the funds in which a fund of funds may invest. This raises a potential conflict because PGI's or an affiliated company's profit margin may vary depending upon the underlying fund in which the funds of funds invest;

•
PGI or an affiliated person may serve as investment adviser to a portion of a Multi-Managed Fund. This raises a potential conflict because PGI's or an affiliated investment adviser's profit margin may vary depending on the extent to which a Multi-Managed Fund's assets are managed by PGI or allocated to an affiliated adviser.

•
A sub-advisor may determine that the asset class PFI has hired it to manage (for example, small capitalization growth stocks) can be managed effectively only by limiting the amount of money devoted to the purchase of securities in the asset class. In such a case, a sub-advisor may impose a limit on the amount of money PFI may place with the sub-advisor for management. When a sub-advisor for two or more PFI Funds imposes such a limit, PGI and/or the sub-advisor may need to determine which Fund will be required to limit its investment in the asset class and the degree to which the Fund will be so limited. PGI and the sub-advisor may face a conflict of interest in making its determination.

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PGI implements the following in an effort to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest:

•
PGI implements a process for selecting underlying funds that emphasizes the selection of funds within the Principal Funds complex that are determined to be consistent with the fund of fund’s objective and principal investment strategies.

•
PGI uses a process to select investment advisors that emphasizes the selection of PGI or Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process. However, PGI will select an unaffiliated subadvisor to manage all or a portion of a Fund’s portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.

•	PGI provides ongoing oversight of the Funds' investments to monitor adherence to their investment program.
By the Sub-Advisors. The portfolio managers of each Sub-Advisor manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.
Investments the Sub-Advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the Sub-Advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other share classes of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."
All income dividends and capital gains distributions, if any, on a Fund's Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Classes A, C, and J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.
The Fund, at its discretion, may permit the purchase of shares using securities as consideration (a purchase in-kind).
MidCap Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on August 15, 2013, the MidCap Fund (the “Fund”) are no longer available for purchases from new investors except in limited circumstances, such as the following:

86

•
Shareholders, including those in omnibus accounts, who own shares of the Fund as of June 14, 2013 (for retail investors, i.e., non-employer sponsored retirement plan investors) or August 15, 2013, (for employer sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.

•
Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the MidCap Strategy (i.e. investments in the same strategy used in collective investment trust, separately managed accounts, individually managed accounts or insurance separate accounts) in a fee-based, wrap or advisory account, may continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms.

•
Shareholders through accounts at private banks may continue to purchase shares and exchange into the Fund. Private banks that have an investment allocation to the MidCap Strategy may add new clients to the Fund. The Fund will not be available to private bank or private bank platforms not already investing in the MidCap Strategy.

•
Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Fund may continue to purchase shares and exchange into the Fund. Existing broker/dealer wrap or fee-based programs may add new participants.

•
Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Fund. New participants in these plans may elect to purchase shares of the Fund.

•	Shareholders within brokerage accounts may continue to purchase shares of the Fund; however, new brokerage accounts will not be permitted to begin investing in the Fund after June 14, 2013.

•	529 plans that include the Fund within their investment options may continue to purchase shares and exchange into the Fund.

•	Investors who have a direct investment in the MidCap Strategy may, subject to the approval of the Distributor, purchase shares in the Fund.

•	Shareholders that invest through accounts with Principal Securities, Inc.
At the sole discretion of the Distributor, the Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Money Market Fund
Effective as of the close of the New York Stock Exchange January 18, 2018, Class C and Institutional Class Shares of the Fund are no longer available for purchases or for exchanges from other series of the Principal Funds, Inc.
Class R-1 and Class R-2 Shares
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 and Class R-2 shares are no longer available for purchase from new retirement plans except in limited circumstances. However, if a retirement plan currently offers Class R-1 or Class R-2, such plans will be allowed to continue to invest in these share classes through: Funds they currently offer in their plans or Funds they add to their plans.
Abandoned or Orphaned Accounts
In order to invest in shares of Principal Funds, a shareholder’s account must have a registered broker-dealer on file with us when the account is established. If an active account does not have a registered broker-dealer on file, we consider the account to be an “abandoned or orphaned account”. If we determine in our discretion that an account is abandoned or orphaned, we will take the following actions:

•	Notify the shareholder in writing as to the account’s status and request that the account(s) be moved to another registered broker-dealer;

•
Remove the broker/dealer from the account.  If the shareholder does not request another registered broker/dealer to be added to the account, Principal Shareholder Services, Inc. (“PSS”), the Funds’ Transfer Agent, will hold the accounts until another registered broker/dealer is added to the account.  PSS is not a broker-dealer and does not offer investment advice; and

•	No initial sales charge will apply to purchases of Fund shares while PSS is holding the account.

87

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."
The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.
Exchanges Between Classes of Shares
Through your financial intermediary, in certain limited circumstances, you may become eligible to exchange shares of a Fund you own for shares of a different class of the same Fund, if you become eligible to purchase shares of such different class of the same Fund through your account with your financial intermediary. The following shows the permitted exchanges, subject to the conditions described herein:

Exchange From Class	Exchange To Class
A	Institutional
C	A, Institutional
Institutional	A, C, R-6
Such same Fund exchanges between share classes are permitted subject to conditions including, but not limited to, the following:

•	You or your retirement plan sponsor must be eligible to purchase shares of the class into which the exchange is to occur;

•
Your financial intermediary or the retirement plan sponsor's financial intermediary must have an agreement with the underwriter or transfer agent of Principal Funds allowing the purchase of such share class for you;

•	The Fund must offer shares of such class of such Fund in your state or the state of the retirement plan sponsor;

•
In order to exchange into Class A shares, you must be eligible to: (i) purchase Class A shares with no initial sales charge; or (ii) exchange into Class A shares through your financial intermediary with no initial sales charge;

•	Depending on the circumstances, for exchanges from Classes A and C shares there may be a contingent deferred sales charge in connection with the exchange;

•
Any such exchange must be requested by your financial intermediary or retirement plan sponsor (with approval by the Distributor) and, except as otherwise approved by the Distributor, must result from either (i) the financial intermediary seeking to have shares of the Funds on their platform held in a particular share class, (ii) the share class becoming available to your financial intermediary or financial professional through a new relationship, or (iii) your retirement plan sponsor electing to have shares of the Funds offered as part of the plan investment options held in a particular share class; and

•	The Government Money Market Fund does not permit exchanges.
If after purchasing Institutional Class shares you become ineligible to invest in Institutional Class shares, you may be permitted to exchange from Institutional Class shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.
You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions. Your ability to exchange between share classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your financial professional for more information.
While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax adviser regarding possible federal, state, local and foreign tax consequences.

88

Money Market Fund - Investor Transaction Considerations Regarding Liquidity Fees and Redemption Gates*

•	If a shareholder submits a redemption order while a redemption gate is in effect, the redemption order is invalid and a shareholder must submit a new redemption order after the gate is lifted.

•
If the Money Market Fund received, but has not yet processed, a purchase order prior to notifying investors of the imposition of liquidity fees or redemption gates, such purchase order will be considered a valid purchase and will be processed normally.

•
If a liquidity fee is imposed during the day, an intermediary that receives both purchase and redemption orders from a single underlying accountholder will not apply the liquidity fee to the net amount of redemptions made by that same accountholder, since the purchase order was received before the time the liquidity fee was implemented.

•
If a redemption request was verifiably submitted to the Money Market Fund’s agent before a liquidity fee or redemption gate is imposed but is received by the Money Market Fund after a liquidity fee or redemption gate is imposed, the fund will pay the proceeds of the redemption request despite the gate and will not impose a liquidity fee on the redemption request.

•
A checkwriting redemption request which is verifiably submitted to the Money Market Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.

*This does not apply to the Government Money Market Fund.
GOVERNMENT MONEY MARKET AND MONEY MARKET FUNDS MATERIAL EVENTS
Imposition of Liquidity Fees and Temporary Suspensions of Fund Redemptions
Since October 14, 2016, there has not been any occasion on which the Money Market Fund has: (i) invested less than ten percent, and/or (ii) invested less than thirty percent, but more than ten percent, of its total assets in weekly liquid assets.
Financial Support Provided to the Government Money Market Fund or Money Market Fund
Since October 14, 2016 (or, for the Government Money Market Fund, since inception), there has not been any occasion on which the Government Money Market Fund or Money Market Fund has: (i) been provided financial support from an affiliated person, promoter, or principal underwriter of the Fund, or an affiliated person of such a person, and/or (ii) participated in one or more mergers with another investment company.
Form N-CR
If applicable, the Fund was required to disclose additional information about this event (or these events, as appropriate) on Form N-CR and to file this form with the Securities and Exchange Commission. Any Form N-CR filing submitted by the Fund is available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at www.sec.gov.
PRICING OF FUND SHARES
Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.
The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Funds except the Government Money Market and Money Market Funds, the share price is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an Exchange, the Nasdaq National Market and any foreign markets within the Western Hemisphere are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

89

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.
Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third party pricing service are not readily available will be valued at amortized cost, which approximates current value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board.
A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.
Appendix B provides a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.
Government Money Market and Money Market Funds (the "Money Market Funds")
The share price of each Class of shares of the Money Market Funds is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Funds are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Money Market Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.
Use of the amortized cost valuation method by the Money Market Funds requires the Funds to maintain a dollar weighted average maturity of 60 days or less and to purchase only obligations that have remaining maturities of 397 days or less, with certain exceptions permitted by applicable regulations, or have a variable or floating rate of interest. In addition, the Funds invest only in obligations determined by the Directors to be of high quality with minimal credit risks.
The Board has established procedures for the Money Market Funds designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to PGI to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds ½ of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Funds may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment

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of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.
The Board has approved policies and procedures for PGI to conduct monthly stress testing of the Money Market Funds' ability to maintain a stable net asset value per share and a weekly liquid asset level of at least 10%.
TAX CONSIDERATIONS
Qualification as a Regulated Investment Company
The Funds intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal Revenue Code of 1986, as amended, (the IRC) by satisfying certain requirements prescribed by Subchapter M of the IRC. To qualify as RICs, the Funds must invest in assets which produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Funds’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC for a given year. If a Fund fails to qualify as a regulated investment company for a particular year, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.
Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
International Funds
Some foreign securities purchased by the Funds may be subject to foreign withholding taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income. Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Service. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under the Foreign Account Tax Compliance Act (FATCA), a Fund may be required to withhold a 30% tax on (a) dividends paid by the Fund, and (b) certain capital gain distributions and/or the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The IRS recently issued proposed regulations indicating its intent to eliminate the 30% withholding tax on gross proceeds. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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Special Tax Considerations for the California Municipal and Tax-Exempt Bond Funds (collectively the “Municipal Funds” or singly the "Fund")
The Municipal Funds also intend to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt municipal obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.
If a shareholder receives an exempt-interest dividend with respect to shares of the Fund held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.
Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. If legislation is enacted that eliminates or significantly reduces the availability of municipal obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.
PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of any fund that is a fund of funds are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Fund may publish month-end portfolio holdings information for each Fund’s portfolio on the www.principal.com website and on the www.principalfunds.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the websites relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition or change in weightings of underlying funds in which the funds of funds invest. The Government Money Market and Money Market Funds also publish on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by SEC rule. It is the Fund's policy to disclose only public information regarding portfolio holdings (i.e. information published on the websites or filed with the SEC), except as described below.
Non-Specific Information. Under the Portfolio Holdings Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).
Policy. The Fund and PGI have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)
Daily to the Fund's portfolio pricing services, Bloomberg LP, ICE Data Services, J.J. Kenny, J.P. Morgan PricingDirect, Inc., Markit Partners, and Standard & Poor’s Securities Evaluations, Inc. to obtain prices for portfolio securities;

2)	Upon proper request to government regulatory agencies or to self-regulatory organizations;

3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;

4)	To the sub-advisers' proxy service providers (Automatic Data Processing, Glass Lewis & Co., and Institutional Shareholder Services (ISS)) to facilitate voting of proxies; and

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5)	To the Fund's custodian, The Bank of New York Mellon, in connection with the custodial services it provides to the Fund.
The Fund is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, PGI or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or PGI’s Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. The Fund currently has disclosure agreements with the following:

Abacus Group LLC	Electra Securities & Reconciliation System	Moody's Analytics
Abel Noser	eVestment Alliance	Morgan Stanley
Accenture	Eze Software Group	Morningstar, Inc.
Adobe	FactSet	MSCI Inc.
Advent	FactSet Research Systems Inc.	Northern Trust
Advent Custodial Data (ACD)	Financial Recovery Technologies (FRT)	Omgeo LLC
Advent Portfolio Exchange	Financial Tracking Technologies LLC	Portware, LLC
Algorithmics	FIS Global Asset Management	PricewaterhouseCoopers, LLP
Ascendant Compliance Manager	FIS PTA	Refinitiv
Ashland Partners	Fiserv Solutions, Inc.	RR Donnelley and Sons
Axioma	FTSE Fixed Income LLC	Russell Investments Implementation Services, LLC
Barclays Capital	FX Transparency	SDL
Barra	Global Trading Analytics	SEI Global Services, Inc.
Barra Portfolio Manager	IHS Markit LTD	SEI Manager Dashboard
Black Mountain Systems	INDATA	Serena
Bloomberg Barclays	Indus Valley Partners (IVP)	SmartStream Technologies
Bloomberg LP	Intercontinental Exchange, Inc.	Solvency Analytics AG
BNY Mellon	InvestCloud Inc	SS&C (Evare)
Broadridge	Investment Company Institute (ICI)	SS&C Hedge Fund Services, North America, Inc.
Broadridge Financial Solutions, Inc.	Investor Tools, Inc.	SS&C Technologies
Broadridge Systems	Iron Mountain	SS&C Technologies Holdings
Brown Brothers Harriman	ITG	SS&C Vision FI
Capital Confirmation, Inc.	JPMorgan Chase	State Street Bank & Trust
Charles River	JW Boarman	State Street Corporation
Charles River Systems, Inc.	KPMG	Style Research
Charles River Trading System	Lend Amend	SWIFT
Confluence Technologies	LexisNexis	Sybase Inc.
COR-FS Ltd.	Linedata	Syntel Inc.
Corporate Communication Group	Lionbridge	Trade Informatics
DG3	Lipper	TriOptima
Donnelley Financial Solutions	LiquidNet	Veritas
DST Systems	London Stock Exchange Group	Veritext Global
DTCC Derivatives Repository Ltd.	Markit WSO Services	WCI Consulting
Eagle Investment Systems Corp.	MBI Solutions, LLC	Yield Book
Electra Information Systems	Merrill Corporation
Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

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The Fund's non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor PGI nor any other party receives compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently than annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board. In addition, the Fund's Board must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to PGI or to that Fund's Sub-Advisor, as appropriate. PGI and each Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
Funds that operate as funds of funds invest in shares of other Funds of PFI and PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e. a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019, is available, without charge, upon request, by calling 1-800-222-5852 or on the SEC website at www.sec.gov.
FINANCIAL STATEMENTS
The financial statements of the Fund at October 31, 2019 are incorporated herein by reference to the Fund’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) is the independent registered public accounting firm for the Fund Complex.

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GENERAL INFORMATION
MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only. The Funds are not sponsored, endorsed, sold, or promoted by S&P Global ("S&P Global"). S&P Global makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P Global's only relationship to Principal Life Insurance Company and PGI is the licensing of certain trademarks and trade names of S&P Global and the S&P 500 Index, S&P MidCap 400 Index, and S&P SmallCap 600 Index which are determined, composed, and calculated by S&P Global without regard to Principal Life Insurance Company, PGI, or the Funds. S&P Global has no obligation to take the needs of Principal Life Insurance Company, PGI or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index, or the S&P SmallCap 600 Index. S&P Global is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Global has no obligation or liability in connection with the administration, marketing, or trading of the Funds.
S&P GLOBAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX, OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P GLOBAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P GLOBAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, PRINCIPAL, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P GLOBAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P GLOBAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

95

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Control Persons
The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of February 6, 2020. It is presumed that a person who owns more than 25% of the voting securities of a fund controls the fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by fund.

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
CORE PLUS BOND	54.37%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND	31.34%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED	60.00%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
INTERNATIONAL		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

EQUITY INCOME	25.86%	PRINCIPAL LIFE INS. COMPANY CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PFG OMNIBUS WRAPPED		COMPANY, LLC (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE UNCONSTRAINED	61.42%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
EMERGING MARKETS BOND		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH INCOME	50.03%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

96

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
INFLATION PROTECTION	38.97%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INTERNATIONAL EMERGING	32.62%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
MARKETS		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INTERNATIONAL I	58.16%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I	42.51%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III	45.23%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I	46.20%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL	29.14%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
APPRECIATION		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

97

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
PRINCIPAL LIFETIME	63.64%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
STRATEGIC INCOME		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010	51.37%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015	66.99%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015	31.14%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020	57.99%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025	69.21%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025	28.62%	PRINCIPAL TRUST COMPANY	DELAWARE	DELAWARE CHARTER
		FBO LESLIE GABER ASSOC INC		GUARANTEE AND
		CASH BALANCE PLAN		TRUST
		24 HILLCREST DR
		COLTS NECK NJ 07722-2227

98

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
PRINCIPAL LIFETIME 2030	60.18%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035	69.78%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035	28.23%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040	60.99%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045	66.95%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045	31.83%	DELAWARE CHARTER GUAR & TRUST CO	DELAWARE	PRINCIPAL HOLDING
		D/B/A PRINCIPAL TRUST COMPANY		COMPANY, LLC (1)
		INDEPENDENT PHARMACISTS/RALEY'S
		RETIREE HEALTHCARE PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

99

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
PRINCIPAL LIFETIME 2050	66.38%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055	70.36%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055	28.15%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060	77.45%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065	67.52%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065	29.94%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	67.65%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID INCOME		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

100

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
PRINCIPAL LIFETIME	65.11%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2015		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	69.00%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2020		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	60.57%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2025		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	62.53%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2030		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	59.74%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2035		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	61.85%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2040		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	63.95%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2045		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

101

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control Person is a company)
PRINCIPAL LIFETIME	67.45%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2050		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	73.70%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2055		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	65.43%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2060		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I	54.81%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II	45.94%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

(1) Principal Financial Group, Inc. is the parent of control for Principal Financial Services, Inc.; Principal Financial Services, Inc. is the parent of control for Principal Life Insurance Company and Principal Global Investors, LLC; Principal Life Insurance Company is the parent of control for Principal Holding Company, LLC.

The Directors and Officers of the Fund, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class and the Costs of Investing" in the prospectus for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares.
The funds of funds or Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, these funds do not exercise voting discretion.

102

The By-laws of PFI set the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of PFI state that a quorum is the presence in person or by proxy of the holders of one-third of the shares of capital stock of PFI or, when the meeting relates to a certain Fund, that Fund, issued and outstanding and entitled to vote on the record date.
Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

103

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially (but are not shareholders of record) more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of February 6, 2020. The list is presented in alphabetical order by fund.

Fund/Class	Percent of Ownership	Name and Address of Owner
CALIFORNIA MUNICIPAL (A)	27.06%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CALIFORNIA MUNICIPAL (A)	24.65%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (A)	12.54%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (A)	7.13%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (A)	6.76%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST
		BUILDING ONE, 2ND FLOOR
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (C)	32.92%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (C)	19.92%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CALIFORNIA MUNICIPAL (C)	9.74%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

104

Fund/Class	Percent of Ownership	Name and Address of Owner
CALIFORNIA MUNICIPAL (C)	8.98%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

CALIFORNIA MUNICIPAL (C)	6.99%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (I)	20.73%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (I)	18.43%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (I)	11.19%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

CALIFORNIA MUNICIPAL (I)	9.36%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (I)	8.28%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CALIFORNIA MUNICIPAL (I)	6.15%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (I)	5.79%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

105

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (A)	23.71%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (A)	11.06%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CORE FIXED INCOME (A)	5.39%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CORE FIXED INCOME (C)	19.72%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (C)	16.39%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CORE FIXED INCOME (C)	5.36%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CORE FIXED INCOME (I)	50.91%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (I)	14.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R1)	96.80%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

106

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (R2)	66.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R2)	26.68%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

CORE FIXED INCOME (R2)	6.98%	MG TRUST COMPANY CUST FBO
		REMODELERS ADVANTAGE INC 401(K)
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304

CORE FIXED INCOME (R3)	89.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R4)	98.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R5)	92.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R5)	5.83%	T ROWE PRICE RETIREMENT PLAN SERVICES INC
		FBO RETIREMENT PLAN CLIENTS
		4515 PAINTERS MILL RD
		OWINGS MILLS MD 21117-4903

CORE FIXED INCOME (R6)	18.12%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

107

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (R6)	13.49%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	11.18%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING H-221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	9.06%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	7.57%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	6.44%	MAC & CO A/C 135590
		MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

CORE FIXED INCOME (R6)	5.76%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (A)	6.69%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	70.22%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	15.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

108

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE PLUS BOND (R1)	87.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R1)	9.04%	MID ATLANTIC TRUST COMPANY FBO
		UNITED STATES SQUASH RACQUETS 401(K
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

CORE PLUS BOND (R2)	98.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R3)	79.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R4)	87.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R5)	84.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (A)	9.05%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (C)	21.38%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

109

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (C)	7.76%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED INTERNATIONAL (I)	50.68%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (I)	17.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (I)	5.71%	ATTN MUTUAL FUND OPERATIONS
		MAC & CO A/C 298116
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

DIVERSIFIED INTERNATIONAL (R1)	93.49%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R2)	87.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R2)	9.00%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INTERNATIONAL (R3)	72.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	67.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

110

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (R4)	11.85%	MATRIX AS TTEE FBO BRANDYWINE
		REALTY TR AMD & RSTD EXECUTIVE
		DEFFERED COMPENSATION
		PO BOX 52129
		PHOENIX AZ 85072-2129

DIVERSIFIED INTERNATIONAL (R4)	5.15%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

DIVERSIFIED INTERNATIONAL (R5)	84.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R5)	5.45%	PRINCIPAL TRUST COMPANY
		FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

DIVERSIFIED INTERNATIONAL (R6)	63.88%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

EQUITY INCOME (A)	16.77%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

EQUITY INCOME (A)	10.94%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (A)	10.78%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

EQUITY INCOME (C)	20.90%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

111

Fund/Class	Percent of Ownership	Name and Address of Owner

EQUITY INCOME (C)	15.84%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (C)	7.95%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

EQUITY INCOME (C)	6.04%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

EQUITY INCOME (I)	32.51%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

EQUITY INCOME (I)	8.96%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (I)	8.55%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (I)	7.92%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (I)	5.40%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R1)	85.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

112

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (R1)	7.72%	PRINCIPAL TRUST COMPANY
		FBO CONCORP CONCRETE INC DEFINED
		BENEFIT PENSION PLAN
		4687 E CORTLAND AVE
		FRESNO CA 93726-6310

EQUITY INCOME (R2)	70.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R2)	27.65%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

EQUITY INCOME (R3)	75.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R4)	85.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R5)	92.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE UNCONSTR EMERG MKTS BD (A)	48.08%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

FINISTERRE UNCONSTR EMERG MKTS BD (A)	8.20%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

113

Fund/Class	Percent of Ownership	Name and Address of Owner
FINISTERRE UNCONSTR EMERG MKTS BD (I)	61.77%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

FINISTERRE UNCONSTR EMERG MKTS BD (I)	18.65%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

FINISTERRE UNCONSTR EMERG MKTS BD (I)	9.09%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

GLOBAL DIVERSIFIED INCOME (A)	17.99%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

GLOBAL DIVERSIFIED INCOME (A)	13.39%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL DIVERSIFIED INCOME (A)	13.29%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL DIVERSIFIED INCOME (A)	6.07%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

GLOBAL DIVERSIFIED INCOME (A)	5.91%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

GLOBAL DIVERSIFIED INCOME (A)	5.33%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

114

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL DIVERSIFIED INCOME (C)	25.80%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL DIVERSIFIED INCOME (C)	13.71%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

GLOBAL DIVERSIFIED INCOME (C)	8.21%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

GLOBAL DIVERSIFIED INCOME (C)	8.16%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL DIVERSIFIED INCOME (C)	7.00%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905

GLOBAL DIVERSIFIED INCOME (C)	6.20%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

GLOBAL DIVERSIFIED INCOME (C)	5.53%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL DIVERSIFIED INCOME (C)	5.23%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

115

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL DIVERSIFIED INCOME (I)	24.03%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL DIVERSIFIED INCOME (I)	12.01%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

GLOBAL DIVERSIFIED INCOME (I)	9.87%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

GLOBAL DIVERSIFIED INCOME (I)	8.27%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

GLOBAL DIVERSIFIED INCOME (I)	7.55%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL DIVERSIFIED INCOME (I)	7.22%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL DIVERSIFIED INCOME (I)	6.67%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL DIVERSIFIED INCOME (I)	5.99%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

116

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL DIVERSIFIED INCOME (I)	5.07%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1905

GLOBAL DIVERSIFIED INCOME (R6)	53.00%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (R6)	18.17%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL DIVERSIFIED INCOME (R6)	6.43%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (A)	15.58%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (A)	14.61%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY STREET
		SAN FRANCISCO CA 94104-4151

GLOBAL REAL ESTATE SECURITIES (A)	13.78%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (A)	11.27%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

117

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (A)	8.74%	TD AMERITRADE INC FOR THE
		EXCLUSIVE BENEFIT OF OUR CLIENTS
		PO BOX 2226
		OMAHA NE 68103-2226

GLOBAL REAL ESTATE SECURITIES (A)	5.10%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 002
		CITY OF JERSEY CITY
		394 CENTRAL AVENUE
		2ND FLOOR
		JERSEY CITY NJ 07307-2871

GLOBAL REAL ESTATE SECURITIES (C)	24.94%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (C)	13.16%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (C)	12.87%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL REAL ESTATE SECURITIES (C)	11.39%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

GLOBAL REAL ESTATE SECURITIES (C)	5.33%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (I)	22.88%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (I)	13.61%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

118

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (I)	13.00%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

GLOBAL REAL ESTATE SECURITIES (I)	8.40%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (I)	5.51%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GLOBAL REAL ESTATE SECURITIES (R3)	44.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R3)	37.22%	PRINCIPAL TRUST COMPANY
		FBO BLUE ROCK REFINISHING SOLUTIONS
		LLC CASH BALANCE PLAN
		2974 CLEVELAND AVE N
		SAINT PAUL MN 55113-1101

GLOBAL REAL ESTATE SECURITIES (R3)	8.34%	STATE STREET BANK CUSTODIAN CUST
		FBO ACCESS ADP 401(K) PLAN
		1 LINCOLN STREET
		BOSTON MA 02111-2901

GLOBAL REAL ESTATE SECURITIES (R3)	7.37%	FIDELITY INVESTMENTS INST OPER CO INC
		FBO BACON FARMER WORKMAN ENGINEERING &
		TESTING INC 401K
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1999

GLOBAL REAL ESTATE SECURITIES (R4)	61.73%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

119

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (R4)	36.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R5)	57.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R5)	40.04%	FIIOC
		FBO MEYER BORGMAN & JOHNSON INC
		RETIREMENT PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

GLOBAL REAL ESTATE SECURITIES (R6)	15.70%	UBATCO & CO
		FBO COLLEGE SAVINGS GROUP
		PO BOX 82535
		LINCOLN NE 68501-2535

GLOBAL REAL ESTATE SECURITIES (R6)	11.37%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	8.82%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	8.26%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	8.20%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	6.20%	MAC & CO A/C 681885
		ATTN MUTUAL FUND OPS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

120

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (R6)	5.94%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	5.80%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (A)	17.85%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (A)	12.60%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

GOVERNMENT & HIGH QUALITY BOND (C)	29.23%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (C)	14.13%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

GOVERNMENT & HIGH QUALITY BOND (I)	27.54%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	24.41%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	14.27%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

121

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT & HIGH QUALITY BOND (I)	12.13%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (I)	7.47%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R1)	62.28%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R1)	36.71%	PRINCIPAL TRUST COMPANY
		FBO KANE HANDEL DEFINED BENEFIT PLAN
		3525 DEL MAR HEIGHTS ROAD STE 231
		SAN DIEGO CA 92130-2199

GOVERNMENT & HIGH QUALITY BOND (R2)	37.24%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R2)	33.64%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

GOVERNMENT & HIGH QUALITY BOND (R2)	8.64%	ASCENSUS TRUST COMPANY FBO
		STRUCTURAL ENGINEERING CENTER INC 70069
		PO BOX 10758
		FARGO ND 58106-0758

GOVERNMENT & HIGH QUALITY BOND (R3)	69.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R4)	54.55%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

122

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT & HIGH QUALITY BOND (R4)	29.89%	MATRIX AS TTEE FBO BRANDYWINE
		REALTY TR AMD & RSTD EXECUTIVE
		DEFFERED COMPENSATION
		PO BOX 52129
		PHOENIX AZ 85072-2129

GOVERNMENT & HIGH QUALITY BOND (R5)	58.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R5)	9.70%	NORTHWEST ADMINISTRATORS
		FBO NQ EXCESS OF NW ADMINISTRATORS
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3963

GOVERNMENT & HIGH QUALITY BOND (R5)	5.64%	WACHOVIA BANK NATIONAL ASSOCIATION
		FBO DEF COMP PLAN OF CED INC (PS
		ATTN SHELLEY ANDERSON DEF
		ONE WEST FOURTH STREET
		WINSTON-SALEM NC 27101-3818

GOVERNMENT & HIGH QUALITY BOND (R5)	5.42%	RELIANCE TRUST CO CUST
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		1100 ABERNATHY RD
		ATLANTA GA 30328-5620

GOVERNMENT & HIGH QUALITY BOND (R5)	5.10%	PRINCIPAL TRUST COMPANY
		FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GOVERNMENT MONEY MARKET (I)	11.19%	BNY MELLON AS AGENT FOR VARIOUS
		PRINCIPAL FUNDS
		500 GRANT ST
		PITTSBURGH PA 15219-2502

GOVERNMENT MONEY MARKET (I)	8.85%	INCOME FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT MONEY MARKET (I)	6.98%	EQUITY INCOME FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

123

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT MONEY MARKET (I)	5.41%	DIVERSIFIED INTERNATIONAL FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH INCOME (A)	16.75%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH INCOME (A)	16.48%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH INCOME (I)	50.11%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

HIGH INCOME (I)	14.12%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

HIGH INCOME (I)	7.61%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH INCOME (I)	6.17%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (A)	13.02%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

124

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (A)	6.88%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

HIGH YIELD (A)	6.68%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (A)	6.05%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

HIGH YIELD (A)	5.41%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (C)	28.56%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (C)	11.76%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (C)	10.68%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (C)	6.35%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH YIELD (C)	5.80%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

125

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (I)	32.26%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (I)	16.11%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (I)	10.70%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (I)	5.91%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

HIGH YIELD (R6)	45.08%	WELLS FARGO BANK NA FBO
		OMNIBUS CASH XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

HIGH YIELD (R6)	16.22%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	10.77%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	9.31%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	5.29%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

126

Fund/Class	Percent of Ownership	Name and Address of Owner
INFLATION PROTECTION (A)	27.70%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INFLATION PROTECTION (A)	5.16%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

INFLATION PROTECTION (I)	39.54%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INFLATION PROTECTION (I)	10.42%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	10.01%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	9.57%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	7.70%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R1)	92.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R1)	6.19%	PRINCIPAL TRUST COMPANY FBO
		ALTON GROUP INC CASH BALANCE PLAN
		3365 N MILL RD
		DRYDEN MI 48428-9361

127

Fund/Class	Percent of Ownership	Name and Address of Owner
INFLATION PROTECTION (R2)	47.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R2)	46.09%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

INFLATION PROTECTION (R3)	72.60%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R3)	11.34%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

INFLATION PROTECTION (R4)	80.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R4)	7.09%	BRIDGES INC
		FBO EXEC 457F OF BRIDGES INC
		ATTN CHRISTY KNUTSON
		3600 POWER INN RD STE C
		SACRAMENTO CA 95826-3826

INFLATION PROTECTION (R5)	69.56%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R5)	18.81%	COMANCHE COUNTY HOSPITAL AUTHORITY
		FBO COMANCHE COUNTY HOSPITAL
		AUTHORITY EMPLOYEE EXCESS PLAN
		ATTN DONNA WADE
		3401 W GORE BLVD
		LAWTON OK 73505-6300

128

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL EMERGING MARKETS (A)	16.49%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INTERNATIONAL EMERGING MARKETS (C)	32.58%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INTERNATIONAL EMERGING MARKETS (I)	78.47%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INTERNATIONAL EMERGING MARKETS (I)	6.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (I)	5.38%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN FOR EES
		ATTN MARK HARRISON
		PO BOX 897
		DES MOINES IA 50306-0897

INTERNATIONAL EMERGING MARKETS (R1)	91.12%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (R2)	87.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (R2)	9.11%	MID ATLANTIC TRUST COMPANY FBO
		TULLY RINCKEY PLLC 401(K) PROFIT SH
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

129

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL EMERGING MARKETS (R3)	66.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (R4)	68.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (R4)	15.79%	MATRIX AS TTEE FBO BRANDYWINE
		REALTY TR AMD & RSTD EXECUTIVE
		DEFFERED COMPENSATION
		PO BOX 52129
		PHOENIX AZ 85072-2129

INTERNATIONAL EMERGING MARKETS (R5)	80.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL EMERGING MARKETS (R6)	98.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

INTERNATIONAL I (A)	31.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INTERNATIONAL I (A)	8.76%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

INTERNATIONAL I (A)	7.49%	RBC CAPITAL MARKETS, LLC
		MUTUAL FUND OMNIBUS PROCESS OMNIBUS
		ATTN MUTAL FUND OPS MANAGER
		60 SOUTH SIXTH STREET - P08
		MINNEAPOLIS MN 55402-4413

INTERNATIONAL I (A)	6.57%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

130

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL I (I)	47.93%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INTERNATIONAL I (I)	36.54%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

INTERNATIONAL I (I)	5.60%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

INTERNATIONAL I (R1)	97.02%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R2)	87.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R2)	9.39%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

INTERNATIONAL I (R3)	82.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R4)	98.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

131

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL I (R5)	80.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R5)	9.85%	PRINCIPAL TRUST COMPANY
		FBO DC SERP OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

INTERNATIONAL I (R5)	5.85%	WELLS FARGO INST TRUST SERVICES
		FBO WORLD INSURANCE CO. EXECUTIVE SERP PLAN
		ATTN KATE MEYER
		733 MARQUETTE AVENUE
		MINNEAPOLIS MN 55402-2309

INTERNATIONAL I (R6)	98.96%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (A)	13.86%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

LARGECAP GROWTH I (A)	7.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I (I)	73.92%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I (I)	11.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

132

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (R1)	95.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R2)	91.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R2)	8.49%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

LARGECAP GROWTH I (R3)	78.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R4)	65.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R4)	12.39%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

LARGECAP GROWTH I (R4)	7.20%	CHARLES SCHWAB & CO INC
		FBO CHARLES SCHWAB & CO INC
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

LARGECAP GROWTH I (R5)	80.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

133

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (R5)	5.25%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 720
		AMN HEALTHCARE
		12400 HIGH BLUFF DRIVE
		SAN DIEGO CA 92130-3077

LARGECAP GROWTH I (R6)	66.63%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	7.00%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	5.76%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (A)	13.06%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP S&P 500 INDEX (A)	6.05%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

LARGECAP S&P 500 INDEX (C)	15.01%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP S&P 500 INDEX (C)	13.66%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

LARGECAP S&P 500 INDEX (C)	11.98%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

134

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP S&P 500 INDEX (C)	7.26%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905

LARGECAP S&P 500 INDEX (C)	6.86%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

LARGECAP S&P 500 INDEX (C)	5.79%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

LARGECAP S&P 500 INDEX (I)	14.03%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	11.64%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	9.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	7.82%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	7.19%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING H-221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R1)	68.60%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

135

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP S&P 500 INDEX (R2)	92.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R3)	61.72%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R3)	7.13%	PRINCIPAL TRUST COMPANY
		FBO CIG SUPPLEMENTAL PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP S&P 500 INDEX (R4)	52.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R4)	12.28%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

LARGECAP S&P 500 INDEX (R5)	74.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R5)	8.50%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

LARGECAP VALUE III (I)	19.76%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	16.77%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

136

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP VALUE III (I)	15.24%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	11.19%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	6.66%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING H-221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	5.05%	LIFETIME 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R1)	98.33%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R2)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R3)	83.11%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R4)	84.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R4)	9.57%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

137

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP VALUE III (R5)	65.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R5)	14.67%	PRINCIPAL TRUST COMPANY
		FBO SUPP THRIFT PLAN OF FHBL OF PITTSBURGH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R5)	8.82%	DELAWARE CHARTER GUAR & TRUST CO
		FBO PRINCIPAL TRUST COMPANY
		VEBA TRUST IBEW HEALTH SAVING PLAN
		SOUTHWEST SCHOOL CORPORATION
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

MIDCAP (A)	9.66%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (A)	6.07%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCOUNT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (A)	5.77%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

MIDCAP (C)	17.29%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

MIDCAP (C)	13.37%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

138

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (C)	10.20%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905

MIDCAP (C)	9.11%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

MIDCAP (C)	8.43%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

MIDCAP (C)	8.35%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (C)	6.99%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

MIDCAP (I)	16.76%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

MIDCAP (I)	14.79%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

MIDCAP (I)	11.03%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

139

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (I)	9.49%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

MIDCAP (I)	5.79%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1905

MIDCAP (I)	5.41%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

MIDCAP (I)	5.27%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

MIDCAP (I)	5.08%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (R1)	91.69%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

MIDCAP (R2)	29.37%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP (R2)	17.50%	FULTON BANK NA FBO
		CLAIR BROS AUDIO ENTERPRISES
		PO BOX 3215
		LANCASTER PA 17604-3215

140

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (R2)	8.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R2)	5.53%	FULTON BANK, NA FBO
		STAUFFER BISCUI
		PO BOX 3215
		LANCASTER PA 17604-3215

MIDCAP (R3)	29.86%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP (R3)	12.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R3)	7.21%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

MIDCAP (R3)	5.18%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

MIDCAP (R4)	25.12%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (R4)	14.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R4)	11.61%	LINCOLN RETIREMENT SERVICES CO
		FBO UT SYSTEM ORP
		PO BOX 7876
		FORT WAYNE IN 46801-7876

141

Fund/Class	Percent of Ownership	Name and Address of Owner

MIDCAP (R4)	10.20%	JOHN HANCOCK TRUST COMPANY LLC
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324

MIDCAP (R4)	5.17%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP (R5)	19.24%	MID ATLANTIC TRUST COMPANY FBO
		MATC OMNIBUS DIV REINVEST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

MIDCAP (R5)	16.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R5)	13.68%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (R5)	6.87%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

MIDCAP (R6)	29.60%	EDWARD D JONES & CO
		FOR THE BENEFIT OF CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

MIDCAP (R6)	12.84%	WELLS FARGO BANK NA FBO
		OMNIBUS CASH XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

MIDCAP (R6)	7.79%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

142

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (R6)	5.51%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

MIDCAP GROWTH (I)	15.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (I)	15.77%	NATIONWIDE TRUST COMPANY FSB
		C/O IPO PORTFOLIO ACCOUNTING
		PO BOX 182029
		COLUMBUS OH 43218-2029

MIDCAP GROWTH (I)	11.96%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP GROWTH (I)	8.20%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 007
		PBC MANAGEMENT LLC
		2360 5TH ST
		MANDEVILLE LA 70471-1861

MIDCAP GROWTH (R1)	83.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R1)	9.28%	PRINCIPAL TRUST COMPANY
		FBO ETERNAL HEALTH ACUPUNCTURE
		PC PENSION PLAN
		1066 SARATOGA AVE #100
		SAN JOSE CA 95129-3432

MIDCAP GROWTH (R2)	41.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R2)	29.81%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

143

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH (R2)	25.65%	ASCENSUS TRUST COMPANY FBO
		TEGRA MEDICAL 401(K) RETIREMENT PLA 207271
		PO BOX 10758
		FARGO ND 58106-0758

MIDCAP GROWTH (R3)	28.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R3)	19.04%	FIIOC
		FBO DEFOE CORP 401K EMPLOYEE SAVINGS PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

MIDCAP GROWTH (R3)	15.02%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 900
		DEFINED CONTRIBUTION PENSION
		23 MAIN STREET SUITE D1
		HOLMDEL NJ 07733-2136

MIDCAP GROWTH (R3)	10.63%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 900
		TAX DEFERRED ANNUITY PLAN OF
		23 MAIN STREET SUITE D1
		HOLMDEL NJ 07733-2136

MIDCAP GROWTH (R4)	85.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R5)	85.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R5)	5.09%	T ROWE PRICE RETIREMENT PLAN SERVICES INC
		FBO RETIREMENT PLAN CLIENTS
		4515 PAINTERS MILL RD
		OWINGS MILLS MD 21117-4903

MIDCAP GROWTH III (I)	47.82%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

144

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH III (I)	20.24%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	13.56%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	5.99%	LIFETIME 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	5.26%	LIFETIME 2045 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R1)	93.69%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R1)	6.30%	MID ATLANTIC TRUST COMPANY
		FBO GELLNER ENTERPRISES LLC 401K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

MIDCAP GROWTH III (R2)	69.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R2)	26.67%	COUNSEL TRUST DBA MATC FBO
		INTEGRATED LINER TECHNOLOGIES
		401 K PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

MIDCAP GROWTH III (R3)	82.02%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

145

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH III (R4)	92.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R5)	94.57%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	22.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	18.94%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP S&P 400 INDEX (I)	6.25%	FIFTH THIRD BANK TTEE
		VARIOUS FASCORE LLC RECORDKEPT PLAN
		C/O FASCORE LLC
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

MIDCAP S&P 400 INDEX (I)	5.72%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP S&P 400 INDEX (I)	5.66%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP S&P 400 INDEX (R1)	59.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

146

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (R2)	72.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R2)	7.63%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP S&P 400 INDEX (R2)	5.68%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

MIDCAP S&P 400 INDEX (R2)	5.08%	VRSCO
		FBO AIGFSB CUST TTEE FBO
		COSUMNES COMMUNITY SERVICES 457
		2727-A ALLEN PARKWAY 4-D1
		HOUSTON TX 77019-2107

MIDCAP S&P 400 INDEX (R3)	50.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R4)	47.46%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R4)	14.16%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

MIDCAP S&P 400 INDEX (R4)	8.72%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP S&P 400 INDEX (R4)	5.12%	RELIANCE TRUST COMPANY FBO
		MASSMUTUAL REGISTERED PRODUCT
		PO BOX 28004
		ATLANTA GA 30358-0004

147

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (R5)	58.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	38.29%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	14.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	8.33%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	8.05%	DIVERSIFIED GROWTH VOLATILITY
		CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (A)	23.40%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP VALUE I (A)	5.05%	RBC CAPITAL MARKETS, LLC
		MUTUAL FUND OMNIBUS PROCESS OMNIBUS
		ATTN MUTAL FUND OPS MANAGER
		60 SOUTH SIXTH STREET - P08
		MINNEAPOLIS MN 55402-4413

MIDCAP VALUE I (I)	68.26%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP VALUE I (I)	11.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

148

Fund/Class	Percent of Ownership	Name and Address of Owner

MIDCAP VALUE I (R1)	94.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R2)	88.51%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R2)	6.99%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

MIDCAP VALUE I (R3)	80.03%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R4)	60.12%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R4)	8.67%	VRSCO
		FBO AIGFSB CUST TTEE FBO
		SLIDELL MEMORIAL 457 DEF COMP PLAN
		2727-A ALLEN PARKWAY 4-D1
		HOUSTON TX 77019-2107

MIDCAP VALUE I (R4)	7.09%	MATRIX AS TTEE FBO BRANDYWINE
		REALTY TR AMD & RSTD EXECUTIVE
		DEFFERED COMPENSATION
		PO BOX 52129
		PHOENIX AZ 85072-2129

MIDCAP VALUE I (R4)	6.55%	VRSCO
		FBO AIGFSB CUST TTEE FBO
		SLIDELL MEMORIAL HOSPITAL 401A
		2727-A ALLEN PARKWAY 4-D1
		HOUSTON TX 77019-2107

149

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP VALUE I (R5)	77.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	57.98%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	9.77%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	9.20%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	6.17%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
OVERSEAS (I)	23.25%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

OVERSEAS (I)	16.22%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	13.72%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	9.17%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

150

Fund/Class	Percent of Ownership	Name and Address of Owner
OVERSEAS (I)	9.10%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	8.58%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

OVERSEAS (R1)	77.92%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

OVERSEAS (R1)	21.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R2)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

OVERSEAS (R3)	39.65%	PRINCIPAL TRUST COMPANY
		FBO DUPAGE INTERNAL MEDICINE LLC
		228 OXFORD AVE
		CLARENDON HLS IL 60514-2807

OVERSEAS (R3)	37.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R3)	8.66%	DELAWARE CHARTER GUAR & TRUST CO
		D/B/A PRINCIPAL TRUST COMPANY
		EVANSTON FIRE DEPARTMENT RETIREE
		FUNDED HRA TRUST
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

OVERSEAS (R3)	8.50%	PRINCIPAL TRUST COMPANY
		FBO DUTCHESS DODGE CASH BALANCE
		2285 SOUTH ROAD RT 9
		POUGHKEEPSIE NY 12601

151

Fund/Class	Percent of Ownership	Name and Address of Owner
OVERSEAS (R4)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R5)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (A)	33.96%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

PRINCIPAL CAPITAL APPRECIATION (A)	7.02%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL CAPITAL APPRECIATION (C)	20.25%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL CAPITAL APPRECIATION (C)	10.57%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

PRINCIPAL CAPITAL APPRECIATION (C)	6.39%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

PRINCIPAL CAPITAL APPRECIATION (I)	76.34%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	6.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

152

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL CAPITAL APPRECIATION (R1)	91.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R2)	88.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R2)	11.06%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

PRINCIPAL CAPITAL APPRECIATION (R3)	90.03%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R4)	85.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R4)	7.11%	PRINCIPAL TRUST COMPANY
		FBO LIFE POWER AGENT INCENTIVE REWARD PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL CAPITAL APPRECIATION (R5)	91.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (A)	11.99%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

153

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2010 (A)	6.81%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA WILLIAM J HENNESSEY
		31 LOWER HUDSON AVE
		GREEN ISLAND NY 12183-1014

PRINCIPAL LIFETIME 2010 (I)	89.16%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (I)	6.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R1)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R2)	98.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R3)	94.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R4)	81.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R4)	10.91%	RANGER PIPELINES INCORPORATED
		FBO RANGER PIPELINES INC NQ EXCESS PLAN
		ATTN PLAN TRUSTEE
		1790 YOSEMITE AVE
		SAN FRANCISCO CA 94124-2622

154

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2010 (R5)	93.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	86.90%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	12.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R1)	99.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R2)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R3)	95.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R4)	95.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R5)	91.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

155

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2020 (A)	11.48%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2020 (I)	89.81%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (I)	7.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R1)	99.11%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R2)	91.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R2)	6.78%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

PRINCIPAL LIFETIME 2020 (R3)	92.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R4)	92.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

156

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2020 (R5)	87.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (I)	87.54%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (I)	11.16%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R1)	93.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R2)	97.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R3)	93.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R4)	91.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R5)	95.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

157

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2030 (A)	13.31%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2030 (I)	90.41%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (I)	7.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R1)	97.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R2)	99.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R3)	92.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R4)	92.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R5)	85.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

158

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2035 (I)	86.83%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (I)	11.79%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R1)	99.21%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R2)	97.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R3)	97.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R4)	92.51%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R5)	94.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (A)	11.73%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

159

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2040 (I)	89.61%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (I)	8.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R1)	97.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R2)	99.83%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R3)	94.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R4)	95.23%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R5)	89.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (I)	83.38%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

160

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2045 (I)	15.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R1)	96.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R2)	99.39%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R3)	98.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R4)	96.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R5)	95.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (A)	15.53%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2050 (I)	87.85%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

161

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2050 (I)	9.42%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R1)	99.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R2)	99.57%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R3)	97.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R4)	95.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R5)	93.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	85.98%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	12.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

162

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2055 (R1)	95.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R2)	98.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R3)	98.03%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R4)	98.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R5)	95.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (I)	89.36%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (I)	7.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R1)	99.91%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

163

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2060 (R2)	99.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R3)	94.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R4)	96.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R5)	91.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	89.23%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	9.91%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R1)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R2)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

164

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2065 (R3)	92.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R4)	75.66%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R4)	20.95%	PRINCIPAL TRUST COMPANY
		FBO LIFE POWER AGENT INCENTIVE
		ATTN SUSAN SAGGIONE REWARD PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2065 (R5)	99.72%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2015 (I)	80.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2015 (I)	13.64%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2015 (J)	6.05%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA HENRIETTA WITTMAN
		3431 CLEARVIEW AVE
		GODFREY IL 62035-1187

PRINCIPAL LIFETIME HYBRID 2015 (J)	5.88%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA ALVIN MORRIS SHELTON III
		358 LONG RIDGE LN
		EXTON PA 19341-2199

165

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2015 (R3)	68.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2015 (R3)	31.91%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2015 (R5)	75.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2015 (R5)	24.84%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2015 (R6)	86.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2015 (R6)	5.35%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	72.43%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	17.00%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2020 (I)	6.18%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

166

Fund/Class	Percent of Ownership	Name and Address of Owner

PRINCIPAL LIFETIME HYBRID 2020 (R3)	97.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (R5)	99.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (R6)	88.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (I)	70.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (I)	16.98%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2025 (I)	7.36%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2025 (R3)	95.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (R5)	97.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

167

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2025 (R6)	83.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (R6)	6.41%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2030 (I)	76.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (I)	9.82%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2030 (I)	8.43%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2030 (R3)	98.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (R5)	97.79%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (R6)	77.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

168

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2030 (R6)	10.40%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (R6)	7.67%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2035 (I)	65.43%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (I)	15.51%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2035 (I)	8.99%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2035 (R3)	95.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (R5)	97.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (R6)	79.28%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

169

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2035 (R6)	13.96%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2040 (I)	78.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (I)	10.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2040 (I)	5.68%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2040 (R3)	97.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (R5)	99.16%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (R6)	73.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (R6)	15.12%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

170

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2040 (R6)	6.95%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (I)	72.39%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (I)	14.96%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2045 (I)	8.72%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2045 (R3)	95.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (R5)	96.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (R6)	77.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (R6)	13.83%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

171

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2050 (I)	83.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (I)	10.43%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2050 (R3)	94.21%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (R3)	5.78%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2050 (R5)	98.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (R6)	82.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (R6)	9.33%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2055 (I)	80.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

172

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2055 (I)	10.25%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2055 (I)	5.77%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2055 (J)	6.47%	PRINCIPAL LIFE INSURANCE CO
		IRA (DCD) DEXTER KING
		FBO MELISA KING
		508 PREJEAN RD
		CARENCRO LA 70520-6145

PRINCIPAL LIFETIME HYBRID 2055 (R3)	87.16%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2055 (R3)	12.83%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2055 (R5)	93.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2055 (R5)	6.93%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2055 (R6)	89.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

173

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2055 (R6)	7.15%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2060 (I)	77.56%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (I)	9.82%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2060 (I)	7.43%	FIIOC
		FBO BRADY TRANE SERVICE INC
		401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2060 (J)	5.99%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA RODOLPH HARPER
		2382 W 2250 N
		LEHI UT 84043-5772

PRINCIPAL LIFETIME HYBRID 2060 (J)	5.77%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA HEATH E WILKINSON
		4638 STRATHBLANE PL
		ALEXANDRIA VA 22304-2350

PRINCIPAL LIFETIME HYBRID 2060 (J)	5.04%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA VIVIANA NOVOA
		15167 SW 36TH ST
		DAVIE FL 33331-2734

PRINCIPAL LIFETIME HYBRID 2060 (R3)	71.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (R3)	28.91%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

174

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2060 (R5)	93.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (R5)	6.49%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2060 (R6)	80.43%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (R6)	7.15%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2060 (R6)	5.16%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (I)	85.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (I)	11.68%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2065 (J)	20.69%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA MATHEW T DONOVAN
		21420 ROUTE 187
		TOWANDA PA 18848-7988

PRINCIPAL LIFETIME HYBRID 2065 (J)	16.44%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA ERICA K CICHOWSKI
		6816 RIDGEWOOD DR
		PAPILLION NE 68133-2116

175

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2065 (J)	16.08%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA TRACEY LEWIS
		157 CASABELLA DR
		SONOMA CA 95476-3391

PRINCIPAL LIFETIME HYBRID 2065 (J)	5.70%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA DANA L RINALDI SMITH
		2317 S 17TH ST
		PHILADELPHIA PA 19145-4311

PRINCIPAL LIFETIME HYBRID 2065 (R3)	97.62%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2065 (R5)	100.00%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2065 (R6)	87.33%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (R6)	6.33%	BANKERS TRUST COMPANY
		FBO PRINCIPAL ADVISOR NETWORK DEF COMP PLAN
		ATTN PLAN TRUSTEE
		453 7TH ST
		DES MOINES IA 50309-4110

PRINCIPAL LIFETIME HYBRID INCOME (I)	77.43%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (I)	9.60%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID INCOME (J)	7.54%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA WILLIAM M BOWEN
		8802 ZUBER RD
		SPRINGVILLE AL 35146-7012

176

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID INCOME (J)	6.24%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA MELLIE A CASIDA
		1948 SPICETREE LN SE
		SALEM OR 97306-1466

PRINCIPAL LIFETIME HYBRID INCOME (J)	5.37%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA MARK B GRIFFITH
		6 WYNNGATE LN
		BUFFALO NY 14221-1840

PRINCIPAL LIFETIME HYBRID INCOME (J)	5.03%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA CHARLENE BELLARDI
		PO BOX 2011
		WINDSOR CA 95492-2011

PRINCIPAL LIFETIME HYBRID INCOME (R3)	96.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (R5)	90.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (R5)	9.63%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID INCOME (R6)	82.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (R6)	6.84%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (A)	17.19%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

177

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME STRATEGIC INC (I)	91.01%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (I)	5.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R2)	95.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R3)	89.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R4)	83.83%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R5)	66.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R5)	16.35%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO WORLEYPARSONS EXEC DEF PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

178

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME STRATEGIC INC (R5)	5.31%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (A)	21.39%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (A)	14.40%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905

REAL ESTATE SECURITIES (A)	10.39%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (A)	5.31%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (C)	28.73%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (C)	15.46%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (C)	7.73%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

179

Fund/Class	Percent of Ownership	Name and Address of Owner

REAL ESTATE SECURITIES (C)	5.80%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (I)	24.21%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (I)	18.23%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (I)	10.72%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (I)	7.23%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

REAL ESTATE SECURITIES (I)	5.72%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (R1)	59.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R1)	9.86%	FIIOC
		FBO CABLE CONNECTION & SUPPLY
		CO INC PROFIT SHARING PLAN & TRUST
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987

REAL ESTATE SECURITIES (R1)	6.57%	PRINCIPAL TRUST COMPANY
		FBO CONCORP CONCRETE INC DEFINED
		BENEFIT PENSION PLAN
		4687 E CORTLAND AVE
		FRESNO CA 93726-6310

180

Fund/Class	Percent of Ownership	Name and Address of Owner

REAL ESTATE SECURITIES (R1)	5.64%	MG TRUST COMPANY CUST
		FBO LIOKAREAS CONSTRUCTION CO
		717 17TH ST STE 1300
		DENVER CO 80202-3304

REAL ESTATE SECURITIES (R1)	5.25%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R2)	33.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R2)	22.68%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R2)	20.51%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (R3)	39.24%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R3)	13.88%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R3)	8.48%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

181

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (R4)	32.57%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R4)	20.28%	JOHN HANCOCK TRUST COMPANY LLC
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324

REAL ESTATE SECURITIES (R4)	9.91%	RELIANCE TRUST COMPANY FBO
		MASSMUTUAL REGISTERED PRODUCT
		PO BOX 28004
		ATLANTA GA 30358-0004

REAL ESTATE SECURITIES (R4)	8.21%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

REAL ESTATE SECURITIES (R5)	43.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R5)	13.49%	MATRIX AS TTEE FBO SHEET METAL
		WORKERS LOCAL 104
		PO BOX 52129
		PHOENIX AZ 85072-2129

REAL ESTATE SECURITIES (R6)	25.29%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R6)	24.40%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

REAL ESTATE SECURITIES (R6)	14.13%	WELLS FARGO BANK NA FBO
		OMNIBUS CASH XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

182

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (R6)	5.00%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (A)	18.53%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM BALANCED PORTFOLIO (A)	12.42%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (A)	6.18%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM BALANCED PORTFOLIO (C)	21.29%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (C)	9.20%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM BALANCED PORTFOLIO (C)	8.49%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM BALANCED PORTFOLIO (I)	84.32%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (I)	5.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

183

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM BALANCED PORTFOLIO (R1)	82.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R1)	7.01%	MID ATLANTIC TRUST COMPANY FBO
		ELAINE GANTZ DDS PCQ
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228

SAM BALANCED PORTFOLIO (R2)	96.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R3)	80.95%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R3)	5.03%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO V K KNOWLTON DEF COMP PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM BALANCED PORTFOLIO (R4)	66.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R4)	22.51%	MATRIX TRUST CO AS AGENT FBO
		PRO-SET INC FINANCIAL SECURITY TRUS
		PO BOX 52129
		PHOENIX AZ 85072-2129

SAM BALANCED PORTFOLIO (R5)	93.30%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (A)	16.04%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

184

Fund/Class	Percent of Ownership	Name and Address of Owner

SAM CONSERVATIVE BALANCED PORT (A)	9.19%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM CONSERVATIVE BALANCED PORT (A)	6.67%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM CONSERVATIVE BALANCED PORT (C)	16.57%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE BALANCED PORT (C)	16.43%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE BALANCED PORT (C)	5.41%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM CONSERVATIVE BALANCED PORT (I)	82.51%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (I)	6.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R1)	53.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R1)	19.04%	MID ATLANTIC TRUST COMPANY FBO
		ELAINE GANTZ DDS PCQ
		1251 WATERFRONT PLACE, SUITE 525
		PITTSBURGH PA 15222-4228

185

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE BALANCED PORT (R1)	13.58%	PRINCIPAL TRUST COMPANY
		FBO DEV MEDICAL ASSOCIATES SC CASH
		BALANCE PENSION PLAN
		5600 W ADDISON ST STE 400
		CHICAGO IL 60634-4400

SAM CONSERVATIVE BALANCED PORT (R1)	5.92%	PAI TRUST COMPANY INC
		PARAMOUNT CONSTRUCTION GROUP INC 40
		1300 ENTERPRISE DRIVE
		DE PERE WI 54115-4934

SAM CONSERVATIVE BALANCED PORT (R1)	5.52%	EWR INC
		FBO EXEC RETIREMENT PLAN OF EWR
		ATTN JOSEPH WYRICK INC
		6055 PRIMACY PARKWAY STE 100
		MEMPHIS TN 38119-5514

SAM CONSERVATIVE BALANCED PORT (R2)	99.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R3)	79.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R4)	67.28%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R4)	27.06%	PRINCIPAL TRUST COMPANY
		FBO B&G AND AFFILIATES EXEC RET PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R5)	94.55%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (A)	11.63%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

186

Fund/Class	Percent of Ownership	Name and Address of Owner

SAM CONSERVATIVE GROWTH PORT (A)	11.48%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE GROWTH PORT (A)	5.37%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM CONSERVATIVE GROWTH PORT (C)	16.28%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE GROWTH PORT (C)	8.11%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

SAM CONSERVATIVE GROWTH PORT (C)	5.51%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE GROWTH PORT (C)	5.01%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM CONSERVATIVE GROWTH PORT (I)	81.47%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (I)	8.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

187

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE GROWTH PORT (R1)	96.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R2)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R3)	83.28%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R4)	88.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R4)	7.02%	KINGS DAUGHTERS HEALTH
		FBO KINGS DAUGHTERS HEALTH 457B
		ATTN STEVE MEACHAM
		1373 E STATE RD 62
		MADISON IN 47250-7328

SAM CONSERVATIVE GROWTH PORT (R5)	92.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (A)	23.82%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (A)	10.10%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

188

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (C)	23.85%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (C)	7.02%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM FLEXIBLE INCOME PORTFOLIO (C)	5.26%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM FLEXIBLE INCOME PORTFOLIO (I)	59.90%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (I)	7.76%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM FLEXIBLE INCOME PORTFOLIO (I)	6.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R1)	37.59%	PRINCIPAL TRUST COMPANY
		FBO MEUSER LAW OFFICE, P.A. CASH BALANCE PLAN
		10400 VIKING DR STE 250
		EDEN PRAIRIE MN 55344-7267

SAM FLEXIBLE INCOME PORTFOLIO (R1)	23.59%	PRINCIPAL TRUST COMPANY
		FBO CONCORP CONCRETE INC DEFINED
		BENEFIT PENSION PLAN
		4687 E CORTLAND AVE
		FRESNO CA 93726-6310

189

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (R1)	20.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R1)	11.43%	PRINCIPAL TRUST COMPANY
		FBO DEV MEDICAL ASSOCIATES SC CASH
		BALANCE PENSION PLAN
		5600 W ADDISON ST STE 400
		CHICAGO IL 60634-4400

SAM FLEXIBLE INCOME PORTFOLIO (R2)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R3)	77.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R3)	10.59%	MID ATLANTIC TRUST COMPANY FBO
		BUFFALO ULTRASOUND INC 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

SAM FLEXIBLE INCOME PORTFOLIO (R4)	56.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R4)	20.81%	PRINCIPAL TRUST COMPANY
		FBO SCHENECTADY PULMONARY & CRITICAL CARE
		124 ROSA RD STE 382
		SCHENECTADY NY 12308-2144

SAM FLEXIBLE INCOME PORTFOLIO (R4)	11.74%	PRINCIPAL TRUST COMPANY
		FBO BRAILSFORD & DUNLAVEY CASH BALANCE PLAN
		1140 CONNECTICUT AVE NW STE 400
		WASHINGTON DC 20036-4014

SAM FLEXIBLE INCOME PORTFOLIO (R5)	91.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

190

Fund/Class	Percent of Ownership	Name and Address of Owner

SAM STRATEGIC GROWTH PORTFOLIO (A)	11.01%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM STRATEGIC GROWTH PORTFOLIO (A)	9.06%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (C)	14.54%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (C)	5.22%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM STRATEGIC GROWTH PORTFOLIO (I)	82.22%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (I)	8.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R1)	89.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R1)	10.06%	MG TRUST COMPANY CUST FBO
		PAULDING EXEMPTED VILLAGE SC 403 B
		717 17TH ST STE 1300
		DENVER CO 80202-3304

191

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM STRATEGIC GROWTH PORTFOLIO (R2)	99.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R3)	88.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R4)	81.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R4)	6.47%	MATRIX AS TTEE FBO BRANDYWINE
		REALTY TR AMD & RSTD EXECUTIVE
		DEFFERED COMPENSATION
		PO BOX 52129
		PHOENIX AZ 85072-2129

SAM STRATEGIC GROWTH PORTFOLIO (R5)	92.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (A)	25.63%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (A)	10.72%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

SHORT-TERM INCOME (A)	10.01%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

192

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (A)	5.19%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

SHORT-TERM INCOME (C)	20.70%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (C)	13.22%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SHORT-TERM INCOME (C)	6.33%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

SHORT-TERM INCOME (I)	25.86%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

SHORT-TERM INCOME (I)	8.06%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	7.92%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	7.22%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	7.07%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

193

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (R1)	54.59%	PRINCIPAL TRUST COMPANY
		FBO ONYINYE OKEZIE MD INC
		DEFINED BENEFIT PLAN
		500 OLD RIVER RD STE 110
		BAKERSFIELD CA 93311-9509

SHORT-TERM INCOME (R1)	27.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R1)	8.66%	PRINCIPAL TRUST COMPANY FBO
		ALTON GROUP INC CASH BALANCE PLAN
		3365 N MILL RD
		DRYDEN MI 48428-9361

SHORT-TERM INCOME (R1)	7.92%	EWR, INC
		FBO EXEC RETIREMENT PLAN OF EWR, INC
		ATTN JOSEPH WYRICK
		6055 PRIMACY PKWY STE 100
		MEMPHIS TN 38119-5514

SHORT-TERM INCOME (R2)	88.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R2)	11.41%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

SHORT-TERM INCOME (R3)	71.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R4)	52.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

194

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (R4)	12.85%	PRINCIPAL TRUST COMPANY
		FBO 457B OF COMM FDN OF GREATER ATLANTA
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R4)	8.97%	PRINCIPAL TRUST COMPANY
		FBO NQ BENEFIT FOR HCES OF MIECO
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R4)	7.23%	PRINCIPAL TRUST COMPANY
		FBO LESLIE GABER ASSOC INC
		CASH BALANCE PLAN
		24 HILLCREST DR
		COLTS NECK NJ 07722-2227

SHORT-TERM INCOME (R4)	5.17%	NOMURA HOLDING AMERICA INC
		ATTN PLAN TRUSTEE
		FBO NOMURA SUPP RET SAVINGS
		309 W 49TH ST
		NEW YORK NY 10019-9102

SHORT-TERM INCOME (R5)	26.47%	WACHOVIA BANK NATIONAL ASSOCIATION
		FBO DEF COMP PLAN OF CED INC (PS
		ATTN SHELLEY ANDERSON DEF
		ONE WEST FOURTH STREET
		WINSTON-SALEM NC 27101-3818

SHORT-TERM INCOME (R5)	16.69%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (R5)	16.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R5)	9.24%	CHURCHILL MORTGAGE CORPORATION
		FBO CHURCHILL MORTGAGE CORPORATION
		INCENTIVE BONUS PLAN
		ATTN SHEREE BARLETT
		761 OLD HICKORY BLVD STE 400
		BRENTWOOD TN 37027-4519

195

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (A)	12.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (A)	6.80%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SMALLCAP (C)	22.80%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (C)	8.70%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SMALLCAP (C)	8.58%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1905

SMALLCAP (I)	27.27%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (I)	11.71%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

SMALLCAP (I)	10.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

196

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (I)	9.29%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

SMALLCAP (I)	7.77%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SMALLCAP (I)	7.59%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALLCAP (R1)	64.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R1)	18.37%	FIIOC
		FBO VRMC OF NEW YORK 401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

SMALLCAP (R1)	6.27%	FIIOC
		FBO ASTRAL HEALTH & BEAUTY INC PROFIT
		SHARING & 401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

SMALLCAP (R1)	6.20%	ASCENSUS TRUST COMPANY
		FBO THE MOVEMENT SCIENCE CENTER
		401K 2 # 2409
		PO BOX 10758
		FARGO ND 58106-0758

SMALLCAP (R2)	48.30%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

SMALLCAP (R2)	36.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

197

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (R2)	14.97%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP (R3)	24.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R3)	7.05%	FIDELITY INVESTMENTS INST OPER CO INC
		FBO U S FACILITIES INC 401K RETIREMENT PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1999

SMALLCAP (R3)	5.90%	FIIOC
		FBO PEACHTREE PROTECTIVE COVERS 401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

SMALLCAP (R3)	5.14%	FIIOC
		FBO WINTEC INDUSTRIES INC 401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

SMALLCAP (R4)	92.52%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (R5)	67.10%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (R5)	16.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	27.74%	NFS LLC FEBO
		FIIOC AS AGENT FOR
		QUALIFIED EMPLOYEE BENEFIT
		PLANS (401K) FINOPS-IC FUNDS
		100 MAGELLAN WAY # KW1C
		COVINGTON KY 41015-1987

198

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (R6)	27.70%	WELLS FARGO BANK FBO
		VARIOUS RETIREMENT PLANS 9888888836
		1525 WEST WT HARRIS BLVD
		CHARLOTTE NC 28288-1076

SMALLCAP (R6)	15.64%	MAC & CO A/C 298116
		ATTN MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

SMALLCAP (R6)	9.59%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP (R6)	6.10%	PRINCIPAL TRUST
		FOR HEALTH BENEFITS FOR EE'S 61000
		ATTN STEPHANIE WATTS 711-4D79
		PRINCIPAL FINANCIAL GROUP
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	25.05%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALLCAP GROWTH I (I)	20.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	19.15%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I (I)	12.76%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

199

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP GROWTH I (R1)	93.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R2)	69.91%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R2)	12.77%	MID ATLANTIC TRUST COMPANY FBO
		SPOTLESS GUTTER CLEANING & RE 401(
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

SMALLCAP GROWTH I (R2)	6.10%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

SMALLCAP GROWTH I (R3)	67.39%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R3)	7.27%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH
		TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

SMALLCAP GROWTH I (R4)	55.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R4)	16.72%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I (R4)	8.44%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

200

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP GROWTH I (R5)	65.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R5)	6.09%	RELIANCE TRUST COMPANY
		TTEE FBO RITE SOLUTIONS SAVINGS & INVESTMENT
		ONE CORPORATE PLACE
		MIDDLETOWN RI 02842-6406

SMALLCAP GROWTH I (R6)	66.05%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R6)	6.49%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R6)	5.23%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	21.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	11.99%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SMALLCAP S&P 600 INDEX (I)	7.40%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP S&P 600 INDEX (I)	6.91%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

201

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (R1)	35.24%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R1)	7.31%	COUNSEL TRUST DBA MATC FBO
		HIRSCH INTERNATIONAL CORP 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

SMALLCAP S&P 600 INDEX (R2)	49.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R2)	11.97%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALLCAP S&P 600 INDEX (R2)	5.96%	ASCENSUS TRUST COMPANY
		FBO E & AMP E &AMP
		401K PROFIT SHARING
		PO BOX 10758
		FARGO ND 58106-0758

SMALLCAP S&P 600 INDEX (R3)	42.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R3)	8.56%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP S&P 600 INDEX (R4)	54.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

202

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (R4)	9.82%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP S&P 600 INDEX (R4)	5.28%	RELIANCE TRUST COMPANY FBO
		MASSMUTUAL REGISTERED PRODUCT
		PO BOX 28004
		ATLANTA GA 30358-0004

SMALLCAP S&P 600 INDEX (R5)	64.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	38.08%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	16.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	8.29%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	8.02%	DIVERSIFIED GROWTH VOLATILITY
		CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (A)	33.46%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP VALUE II (A)	6.77%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

203

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP VALUE II (I)	21.40%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP VALUE II (I)	20.58%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 763
		ESSILOR OF AMERICA RETIREMENT
		13555 N STEMMONS FWY
		DALLAS TX 75234-5765

SMALLCAP VALUE II (I)	17.94%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 767
		BT U.S. RETIREMENT SAVINGS PLAN
		8951 CYPRESS WATERS BLVD STE 200
		DALLAS TX 75019-4763

SMALLCAP VALUE II (I)	13.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (I)	8.30%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (R1)	92.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R2)	57.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R2)	39.96%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

204

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP VALUE II (R3)	81.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R4)	88.79%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R4)	6.88%	GREAT-WEST TRUST COMPANY LLC FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (R5)	87.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R5)	6.31%	MID ATLANTIC TRUST COMPANY FBO
		MATC OMNIBUS DIV REINVEST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

SMALLCAP VALUE II (R6)	55.43%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	10.14%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	8.81%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	6.08%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

205

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP VALUE II (R6)	5.06%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

TAX-EXEMPT BOND (A)	21.46%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (A)	10.85%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (A)	9.93%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

TAX-EXEMPT BOND (A)	7.67%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

TAX-EXEMPT BOND (A)	6.11%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

TAX-EXEMPT BOND (C)	35.03%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (C)	11.10%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

206

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (C)	10.08%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

TAX-EXEMPT BOND (C)	7.25%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1901

TAX-EXEMPT BOND (C)	7.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (C)	5.78%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (I)	21.61%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (I)	16.74%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (I)	12.19%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (I)	12.02%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (I)	11.23%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

207

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (I)	9.28%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

TAX-EXEMPT BOND (I)	5.80%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
Management Ownership
As of February 6, 2020, the Officers and Directors of the Fund as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

208

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For some portfolio managers, this includes beneficial ownership of fund shares through participation in an employee benefit program which invests in Principal Funds, Inc. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.
This section lists information about Principal Global Investors, LLC's portfolio managers first. Next, the section includes information about the sub-advisors' portfolio managers alphabetically by sub-advisor.
Information in this section is as of October 31, 2019, unless otherwise noted.

209

Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers)

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel R. Coleman: Equity Income and Principal Capital Appreciation Funds
Registered investment companies	7	$4.7 billion	0	$0
Other pooled investment vehicles	1	$68.3 million	0	$0
Other accounts	47	$3.5 billion	0	$0
Theodore Jayne: Principal Capital Appreciation Fund
Registered investment companies	2	$878.1 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	9	$178.6 million	0	$0
David W. Simpson: Equity Income Fund
Registered investment companies	4	$3.1 billion	0	$0
Other pooled investment vehicles	1	$68.3 million	0	$0
Other accounts	37	$3.3 billion	0	$0
Nedret Vidinli: Equity Income Fund
Registered investment companies	2	$799.4 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	5	$58.7 million	0	$0
Compensation
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into funds managed by the team, via a mutual fund deferral or co-investment program, thus aligning the interests of the investment professionals with client objectives. Co-investment is subject to a three year cliff vesting schedule which meets our objective of increased employee retention.
In addition to base salary and variable incentive, portfolio managers and senior professionals participate in the Principal Financial Group Long-term Incentive Plan (“Plan”). Awards from this Plan are based on individual performance and are delivered in the form of three-year cliff vest Principal Financial Group (“PFG”) RSUs or a combination of three-year cliff vest PFG RSUs and three-year ratable vest PFG stock options; therefore, aligning the interests of team members with PFG stakeholders.

210

In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Daniel R. Coleman	Equity Income	over $1,000,000
Daniel R. Coleman	Principal Capital Appreciation	$100,001 - $500,000
Theodore Jayne	Principal Capital Appreciation	$100,001 - $500,000
David W. Simpson	Equity Income	over $1,000,000
Nedret Vidinli	Equity Income	$500,001 - $1,000,000

211

Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul H. Blankenhagen(1): Diversified International and International Emerging Markets Funds
Registered investment companies	3	$513.9 million	0	$0
Other pooled investment vehicles	4	$3.6 billion	0	$0
Other accounts	9	$1.1 billion	1	$251.1 million
Juliet Cohn: Diversified International Fund
Registered investment companies	3	$508.6 million	0	$0
Other pooled investment vehicles	4	$3.6 billion	0	$0
Other accounts	9	$1.1 billion	1	$247.2 million
Jeffrey Kilkenny(1)(2): International Emerging Markets Fund
Registered investment companies	1	$84.5 million	0	$0
Other pooled investment vehicles	1	$722.6 million	0	$0
Other accounts	1	$247.6 million	0	$0
K. William Nolin: MidCap Fund
Registered investment companies	2	$5.0 billion	0	$0
Other pooled investment vehicles	4	$2.6 billion	0	$0
Other accounts	43	$5.5 billion	0	$0
Phil Nordhus: SmallCap Fund
Registered investment companies	8	$570.3 million	0	$0
Other pooled investment vehicles	1	$772.0 million	0	$0
Other accounts	12	$414.3 million	0	$0
Brian W. Pattinson: SmallCap Fund
Registered investment companies	10	$1.5 billion	0	$0
Other pooled investment vehicles	3	$2.9 billion	0	$0
Other accounts	27	$2.5 billion	1	$144.6 million
Tom Rozycki: MidCap Fund
Registered investment companies	2	$5.0 billion	0	$0
Other pooled investment vehicles	4	$2.6 billion	0	$0
Other accounts	43	$5.5 billion	0	$0
Jeffrey A. Schwarte: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	33	$10.7 billion	0	$0
Other pooled investment vehicles	7	$37.3 billion	0	$0
Other accounts	7	$117.7 million	0	$0
Aaron J. Siebel: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	15	$7.2 billion	0	$0
Other pooled investment vehicles	4	$37.1 billion	0	$0
Other accounts	2	$7.2 million	0	$0
Alan Wang: International Emerging Markets Fund
Registered investment companies	7	$3.0 billion	0	$0
Other pooled investment vehicles	1	$729.0 million	0	$0
Other accounts	11	$1.6 billion	1	$257.2 million
(1) Information as of November 30, 2019
(2) Portfolio Manager added effective January 10, 2020.

212

Compensation
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pretax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans offered by the Principal (e.g. 401(k) plan) and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul H. Blankenhagen	Diversified International	over $1,000,000
Paul H. Blankenhagen(1)	International Emerging Markets	None
Juliet Cohn	Diversified International	$500,001 - $1,000,000
Jeffrey Kilkenny(2)	International Emerging Markets	$50,001 - $100,000
K. William Nolin	MidCap	over $1,000,000
Phil Nordhus	SmallCap	over $1,000,000
Brian Pattinson	SmallCap	over $1,000,000
Tom Rozycki	MidCap	over $1,000,000
Jeffrey A. Schwarte	LargeCap S&P 500 Index	$100,001 - $500,000
Jeffrey A. Schwarte	MidCap S&P 400 Index	None
Jeffrey A. Schwarte	SmallCap S&P 600 Index	$100,001 - $500,000
Aaron J. Siebel	LargeCap S&P 500 Index	None
Aaron J. Siebel	MidCap S&P 400 Index	None
Aaron J. Siebel	SmallCap S&P 600 Index	None
Alan Wang	International Emerging Markets	$100,001 - $500,000
(1) Information as of November 30, 2019
(2) Information as of January 8, 2020

213

Advisor: Principal Global Investors, LLC (Fixed Income Portfolio Managers)

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

William C. Armstrong: Core Plus Bond Fund
Registered investment companies	2	$584.2 million	0	$0
Other pooled investment vehicles	3	$3.4 billion	0	$0
Other accounts	7	$2.3 billion	2	$1.4 billion
Bryan C. Davis: Government & High Quality Bond Fund
Registered investment companies	17	$2.5 billion	1	< $0
Other pooled investment vehicles	21	$5.7 billion	0	$0
Other accounts	36	$3.5 billion	8	$612.4 million
Mark P. Denkinger: High Yield Fund
Registered investment companies	7	$258.9 million	0	$0
Other pooled investment vehicles	11	$646.8 million	0	$0
Other accounts	42	$4.3 billion	2	$120.5 million
John R. Friedl: Core Fixed Income and Short-Term Income Funds
Registered investment companies	3	$370.5 million	0	$0
Other pooled investment vehicles	2	$619.0 million	0	$0
Other accounts	3	$47.3 million	0	$0
Zach Gassmann: Government & High Quality Bond Fund
Registered investment companies	7	$738.3 million	0	$0
Other pooled investment vehicles	11	$1.3 billion	0	$0
Other accounts	21	$2.5 billion	5	$334.3 million
Erika Isley: Government Money Market and Money Market Funds
Registered investment companies	4	$6.2 million	0	$0
Other pooled investment vehicles	3	$1.2 billion	0	$0
Other accounts	12	$506.7 million	2	$62.9 million
James Noble: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	2	$154.0 million	0	$0
Other pooled investment vehicles	3	$122.2 million	0	$0
Other accounts	7	$700.6 million	0	$0
Tina Paris: Core Plus Bond Fund
Registered investment companies	3	$628.5 million	0	$0
Other pooled investment vehicles	6	$7.1 billion	0	$0
Other accounts	15	$5.4 billion	2	$1.4 billion
Scott J. Peterson: Core Fixed Income and Short-Term Income Funds
Registered investment companies	3	$370.5 million	0	$0
Other pooled investment vehicles	2	$619.0 million	0	$0
Other accounts	3	$47.3 million	0	$0
Josh Rank: High Yield Fund
Registered investment companies	7	$258.9 million	0	$0
Other pooled investment vehicles	11	$646.8 million	0	$0
Other accounts	42	$4.3 billion	2	$120.5 million

214

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

Tracy Reeg: Government Money Market and Money Market Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	1	$20.0 million	0	$0

Darrin E. Smith: High Yield Fund
Registered investment companies	7	$258.9 million	0	$0
Other pooled investment vehicles	11	$646.8 million	0	$0
Other accounts	42	$4.3 billion	2	$120.5 million
Timothy R. Warrick: Core Plus Bond Fund
Registered investment companies	12	$1.6 billion	1	$564.8 million
Other pooled investment vehicles	7	$7.1 billion	0	$0
Other accounts	26	$10.4 billion	3	$1.7 billion
James Welch: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	2	$154.0 million	0	$0
Other pooled investment vehicles	3	$122.2 million	0	$0
Other accounts	7	$700.6 million	0	$0
Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for fixed income investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of Principal Global Fixed Income. The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction.
The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Fixed Income group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.

215

In addition to deferred compensation obtained through their compensation programming, all senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
William C. Armstrong	Core Plus Bond	$100,001 - $500,000
Bryan C. Davis	Government & High Quality Bond	None
Mark P. Denkinger	High Yield	over $1,000,000
John R. Friedl	Core Fixed Income	$100,001 - $500,000
John R. Friedl	Short-Term Income	None
Zach Gassmann	Government & High Quality Bond	None
Erika Isley	Government Money Market	None
Erika Isley	Money Market	None
James Noble	California Municipal	None
James Noble	Tax-Exempt Bond	None
Tina Paris	Core Plus Bond	$10,001 - $50,000
Scott J. Peterson	Core Fixed Income	None
Scott J. Peterson	Short-Term Income	$100,001 - $500,000
Josh Rank	High Yield	$500,001 - $1,000,000
Tracy Reeg	Government Money Market	None
Tracy Reeg	Money Market	$1 - $10,000
Darrin E. Smith	High Yield	$500,001 - $1,000,000
Timothy R. Warrick	Core Plus Bond	$500,001 - $1,000,000
James Welch	California Municipal	None
James Welch	Tax-Exempt Bond	None

216

Advisor: Principal Global Investors, LLC (Principal Portfolio StrategiesSM Portfolio Managers)

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance

Jake S. Anonson: Global Diversified Income Fund
Registered investment companies	3	$10.1 billion	0	$0
Other pooled investment vehicles	1	$2.7 billion	0	$0
Other accounts	0	$0	0	$0
Jessica S. Bush: Global Diversified Income Fund
Registered investment companies	3	$10.1 billion	0	$0
Other pooled investment vehicles	1	$2.7 billion	0	$0
Other accounts	0	$0	0	$0
Marcus W. Dummer: Global Diversified Income Fund
Registered investment companies	3	$10.1 billion	0	$0
Other pooled investment vehicles	1	$2.7 billion	0	$0
Other accounts	0	$0	0	$0
James W. Fennessey: High Income; LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; SmallCap Growth I; and SmallCap Value II Funds

Registered investment companies	7	$1.5 billion	0	$0
Other pooled investment vehicles	26	$43.0 billion	0	$0
Other accounts	26	$4.2 billion	0	$0
Kelly Grossman: Global Diversified Income Fund
Registered investment companies	2	$9.8 billion	0	$0
Other pooled investment vehicles	1	$2.7 billion	0	$0
Other accounts	0	$0	0	$0
Todd A. Jablonski: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	6	$2.3 billion	0	$0
Other pooled investment vehicles	1	$58.0 million	0	$0
Other accounts	1	$340.2 million	0	$0
Benjamin E. Rotenberg: Global Diversified Income Fund
Registered investment companies	3	$10.1 billion	0	$0
Other pooled investment vehicles	1	$2.7 billion	0	$0
Other accounts	0	$0	0	$0

Scott Smith: Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 Funds

Registered investment companies	14	$6.9 billion	0	$0
Other pooled investment vehicles	26	$43.0 billion	0	$0
Other accounts	28	$4.4 billion	0	$0
Gregory L. Tornga: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	6	$2.3 billion	0	$0
Other pooled investment vehicles	1	$58.0 million	0	$0
Other accounts	1	$340.2 million	0	$0

217

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Randy L. Welch: High Income; LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; SmallCap Growth I; and
SmallCap Value II Funds

Registered investment companies	7	$1.5 billion	0	$0
Other pooled investment vehicles	26	$43.0 billion	0	$0
Other accounts	26	$4.2 billion	0	$0
Compensation
Principal Global Investors, LLC ("PGI") offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for all team members is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

218

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jake S. Anonson	Global Diversified Income	$100,001 - $500,000
Jessica S. Bush	Global Diversified Income	$100,001 - $500,000
Marcus W. Dummer	Global Diversified Income	$100,001 - $500,000
James W. Fennessey	High Income	None
James W. Fennessey	LargeCap Growth I	$50,001 - $100,000
James W. Fennessey	LargeCap Value III	None
James W. Fennessey	MidCap Growth III	None
James W. Fennessey	MidCap Value I	None
James W. Fennessey	Overseas	None
James W. Fennessey	Principal LifeTime Strategic Income	None
James W. Fennessey	Principal LifeTime 2010	None
James W. Fennessey	Principal LifeTime 2015	None
James W. Fennessey	Principal LifeTime 2020	None
James W. Fennessey	Principal LifeTime 2025	None
James W. Fennessey	Principal LifeTime 2030	None
James W. Fennessey	Principal LifeTime 2035	None
James W. Fennessey	Principal LifeTime 2040	None
James W. Fennessey	Principal LifeTime 2045	None
James W. Fennessey	Principal LifeTime 2050	None
James W. Fennessey	Principal LifeTime 2055	None
James W. Fennessey	Principal LifeTime 2060	None
James W. Fennessey	Principal LifeTime 2065	None
James W. Fennessey	Principal LifeTime Hybrid Income	None
James W. Fennessey	Principal LifeTime Hybrid 2015	None
James W. Fennessey	Principal LifeTime Hybrid 2020	None
James W. Fennessey	Principal LifeTime Hybrid 2025	None
James W. Fennessey	Principal LifeTime Hybrid 2030	$10,001 - $50,000
James W. Fennessey	Principal LifeTime Hybrid 2035	None
James W. Fennessey	Principal LifeTime Hybrid 2040	$100,001 - $500,000
James W. Fennessey	Principal LifeTime Hybrid 2045	None
James W. Fennessey	Principal LifeTime Hybrid 2050	None
James W. Fennessey	Principal LifeTime Hybrid 2055	None
James W. Fennessey	Principal LifeTime Hybrid 2060	None
James W. Fennessey	Principal LifeTime Hybrid 2065	None
James W. Fennessey	SmallCap Growth I	$10,001 - $50,000
James W. Fennessey	SmallCap Value II	$10,001 - $50,000
Kelly Grossman	Global Diversified Income	$1 - $10,000
Todd A. Jablonski	SAM Balanced	over $1,000,000
Todd A. Jablonski	SAM Conservative Balanced	None
Todd A. Jablonski	SAM Conservative Growth	$100,001 - $500,000
Todd A. Jablonski	SAM Flexible Income	$1 - $10,000
Todd A. Jablonski	SAM Strategic Growth	None
Benjamin E. Rotenberg	Global Diversified Income	$50,001 - $100,000

219

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Scott Smith	Principal LifeTime Strategic Income	None
Scott Smith	Principal LifeTime 2010	None
Scott Smith	Principal LifeTime 2015	None
Scott Smith	Principal LifeTime 2020	None
Scott Smith	Principal LifeTime 2025	None
Scott Smith	Principal LifeTime 2030	None
Scott Smith	Principal LifeTime 2035	None
Scott Smith	Principal LifeTime 2040	None
Scott Smith	Principal LifeTime 2045	None
Scott Smith	Principal LifeTime 2050	None
Scott Smith	Principal LifeTime 2055	None
Scott Smith	Principal LifeTime 2060	None
Scott Smith	Principal LifeTime 2065	None
Scott Smith	Principal LifeTime Hybrid Income	None
Scott Smith	Principal LifeTime Hybrid 2015	None
Scott Smith	Principal LifeTime Hybrid 2020	None
Scott Smith	Principal LifeTime Hybrid 2025	None
Scott Smith	Principal LifeTime Hybrid 2030	$50,001 - $100,000
Scott Smith	Principal LifeTime Hybrid 2035	None
Scott Smith	Principal LifeTime Hybrid 2040	None
Scott Smith	Principal LifeTime Hybrid 2045	None
Scott Smith	Principal LifeTime Hybrid 2050	None
Scott Smith	Principal LifeTime Hybrid 2055	None
Scott Smith	Principal LifeTime Hybrid 2060	None
Scott Smith	Principal LifeTime Hybrid 2065	None
Gregory L. Tornga	SAM Balanced	$100,001 - $500,000
Gregory L. Tornga	SAM Conservative Balanced	None
Gregory L. Tornga	SAM Conservative Growth	None
Gregory L. Tornga	SAM Flexible Income	$10,001 - $50,000
Gregory L. Tornga	SAM Strategic Growth	$10,001 - $50,000

220

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Randy L. Welch	High Income	None
Randy L. Welch	LargeCap Growth I	$100,001 - $500,000
Randy L. Welch	LargeCap Value III	None
Randy L. Welch	MidCap Growth III	None
Randy L. Welch	MidCap Value I	None
Randy L. Welch	Overseas	None
Randy L. Welch	Principal LifeTime Strategic Income	None
Randy L. Welch	Principal LifeTime 2010	None
Randy L. Welch	Principal LifeTime 2015	None
Randy L. Welch	Principal LifeTime 2020	None
Randy L. Welch	Principal LifeTime 2025	None
Randy L. Welch	Principal LifeTime 2030	$50,001 - $100,000
Randy L. Welch	Principal LifeTime 2035	None
Randy L. Welch	Principal LifeTime 2040	None
Randy L. Welch	Principal LifeTime 2045	None
Randy L. Welch	Principal LifeTime 2050	None
Randy L. Welch	Principal LifeTime 2055	None
Randy L. Welch	Principal LifeTime 2060	None
Randy L. Welch	Principal LifeTime 2065	None
Randy L. Welch	Principal LifeTime Hybrid Income	None
Randy L. Welch	Principal LifeTime Hybrid 2015	None
Randy L. Welch	Principal LifeTime Hybrid 2020	None
Randy L. Welch	Principal LifeTime Hybrid 2025	$100,001 - $500,000
Randy L. Welch	Principal LifeTime Hybrid 2030	$100,001 - $500,000
Randy L. Welch	Principal LifeTime Hybrid 2035	None
Randy L. Welch	Principal LifeTime Hybrid 2040	None
Randy L. Welch	Principal LifeTime Hybrid 2045	None
Randy L. Welch	Principal LifeTime Hybrid 2050	None
Randy L. Welch	Principal LifeTime Hybrid 2055	None
Randy L. Welch	Principal LifeTime Hybrid 2060	None
Randy L. Welch	Principal LifeTime Hybrid 2065	None
Randy L. Welch	SmallCap Growth I	$50,001 - $100,000
Randy L. Welch	SmallCap Value II	$10,001 - $50,000

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Sub-Advisor: BlackRock Financial Management, Inc.

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Akiva Dickstein: Inflation Protection Fund
Registered investment companies	12	$10.4 billion	0	$0
Other pooled investment vehicles	10	$4.4 billion	6	$3.5 billion
Other accounts	104	$64.6 billion	103	$63.6 billion
Compensation for Sub-Advisor and Sub-Sub-Advisor
Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to the portfolio manager, such benchmarks for the Fund and other accounts are: Varied Euro-Based Benchmarks, a combination of market-based indices (e.g. Bloomberg Barclays US Aggregate Index, Bloomberg Barclays US Universal Index and Bloomberg Barclays Intermediate Aggregate Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year at risk based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio manager of this Fund has deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

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Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Mr. Dickstein is eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 6% to 15% (dependent on service related entitlement) of eligible pay capped at £150,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Allen is eligible to participate in these plans.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Akiva Dickstein	Inflation Protection	None
Sub-Sub-Advisor: BlackRock International Limited

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Chris Allen: Inflation Protection Fund
Registered investment companies	7	$5.0 billion	0	$0
Other pooled investment vehicles	12	$16.7 billion	5	$2.6 billion
Other accounts	25	$14.1 billion	25	$14.1 billion
Compensation
For compensation information, reference the Compensation for Sub-Advisor and Sub-Sub-Advisor section under Sub-Advisor: BlackRock Financial Management, Inc.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Chris Allen	Inflation Protection	None

223

Sub-Advisor: Columbus Circle Investors

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher T. Corbett: MidCap Growth Fund
Registered investment companies	2	$429.0 million	0	$0
Other pooled investment vehicles	2	$40.0 million	0	$0
Other accounts	31	$1.3 billion	0	$0
Clifford G. Fox: MidCap Growth Fund
Registered investment companies	2	$429.0 million	0	$0
Other pooled investment vehicles	2	$40.0 million	0	$0
Other accounts	31	$1.3 billion	0	$0
Michael Iacono: MidCap Growth Fund
Registered investment companies	2	$429.0 million	0	$0
Other pooled investment vehicles	2	$40.0 million	0	$0
Other accounts	31	$1.3 billion	0	$0
Marc R. Shapiro (1): MidCap Growth Fund
Registered investment companies	3	$464.0 million	0	$0
Other pooled investment vehicles	2	$42.0 million	0	$0
Other accounts	31	$1.3 billion	0	$0

(1) Information as of December 31, 2019
Compensation
Columbus Circle Investors ("CCI") seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:
Base Salary. Each member of the professional staff is paid a fixed base salary, which varies based upon experience and responsibilities assigned to that individual. Through an annual review process (which includes an analysis of industry standards, market conditions, and salary surveys), CCI aims to maintain competitive base salaries.
Bonus. Each member of the professional staff is eligible to receive an annual cash bonus. Bonus compensation varies among professional staff based upon experience, responsibilities, overall team performance and their specific contribution to CCI's performance. A second deferred cash bonus pool program is in place for longer term compensation and vests after three years.
All Columbus Circle employees are eligible to participate in a competitive benefits package including health and retirement benefits (in the form of a 401(k) plan).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher T. Corbett	MidCap Growth	None
Clifford G. Fox	MidCap Growth	None
Michael Iacono	MidCap Growth	None
Marc R. Shapiro (1)	MidCap Growth	None

(1) Information as of December 31, 2019

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Sub-Advisor: Finisterre Capital LLP

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Damien Buchet: Finisterre Unconstrained Emerging Markets Bond Fund
Registered Investment Companies	1	$157.1 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other accounts	1	$741.1 million	0	$0

Arthur Duchon-Doris: Finisterre Unconstrained Emerging Markets Bond Fund
Registered Investment Companies	1	$157.1 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other accounts	1	$741.1 million	0	$0

Christopher Watson: Finisterre Unconstrained Emerging Markets Bond Fund
Registered Investment Companies	1	$157.1 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other accounts	1	$741.1 million	0	$0
Compensation
Finisterre Capital LLP offers a competitive compensation structure that is evaluated annually relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure to offer market competitive compensation that aligns individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results. Compensation of Finisterre’s portfolio managers is formed of a competitive fixed salary and a share of a bonus pool which is a function of the annual profitability of the firm. Select members of the investment team further share in the firm’s profits based on their overall partner ownership.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Damien Buchet	Finisterre Unconstrained Emerging Markets Bond	None
Arthur Duchon-Doris	Finisterre Unconstrained Emerging Markets Bond	None
Christopher Watson	Finisterre Unconstrained Emerging Markets Bond	None

225

Sub-Advisor: Origin Asset Management LLP

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
John Birkhold: International Fund I
Registered investment companies	1	$1.2 billion	0	$0
Other pooled investment vehicles	5	$612.0 million	1	$66.0 million
Other accounts	10	$1.9 billion	2	$324.0 million
Chris Carter: International Fund I
Registered investment companies	1	$1.2 billion	0	$0
Other pooled investment vehicles	5	$612.0 million	1	$66.0 million
Other accounts	10	$1.9 billion	2	$324.0 million
Nigel Dutson: International Fund I
Registered investment companies	1	$1.2 billion	0	$0
Other pooled investment vehicles	5	$612.0 million	1	$66.0 million
Other accounts	10	$1.9 billion	2	$324.0 million
Tarlock Randhawa: International Fund I
Registered investment companies	1	$1.2 billion	0	$0
Other pooled investment vehicles	5	$612.0 million	1	$66.0 million
Other accounts	10	$1.9 billion	2	$324.0 million
Compensation
Origin Asset Management LLP offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align team contributions in a manner that is consistent with industry standards and business results. Compensation of Origin's portfolio managers is formed of a competitive fixed salary and a share of a bonus pool which is a function of the annual profitability of the firm. Select members of the investment team further share in the firm’s profits based on their overall partner ownership.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
John Birkhold	International Fund I	None
Chris Carter	International Fund I	None
Nigel Dutson	International Fund I	None
Tarlock Randhawa	International Fund I	None

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Sub-Advisor: Principal Real Estate Investors, LLC

Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Keith Bokota: Real Estate Securities Fund
Registered investment companies	1	$167.0 million	0	$0
Other pooled investment vehicles	2	$98.7 million	0	$0
Other accounts	35	$2.8 billion	0	$0
Simon Hedger: Global Real Estate Securities Fund
Registered investment companies	6	$1.1 billion	0	$0
Other pooled investment vehicles	4	$1.5 billion	0	$0
Other accounts	29	$5.0 billion	4	$545.7 million
Anthony Kenkel: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	7	$1.2 billion	0	$0
Other pooled investment vehicles	5	$1.5 billion	0	$0
Other accounts	65	$8.1 billion	4	$545.7 million
Kelly D. Rush: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	7	$1.2 billion	0	$0
Other pooled investment vehicles	5	$1.5 billion	0	$0
Other accounts	66	$8.1 billion	4	$545.7 million
Compensation
Principal Real Estate Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of the boutique (e.g. REIT, CMBS). The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year and three-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Real Estate group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested in Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a mutual fund deferral or co-investment program. Both payment vehicles are subject to a three year vesting schedule.

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In addition to deferred compensation obtained through their compensation programming, all senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Keith Bokota	Real Estate Securities	$500,001 - $1,000,000
Simon Hedger	Global Real Estate Securities	$500,001 - $1,000,000
Anthony Kenkel	Global Real Estate Securities	over $1,000,000
Anthony Kenkel	Real Estate Securities	over $1,000,000
Kelly D. Rush	Global Real Estate Securities	over $1,000,000
Kelly D. Rush	Real Estate Securities	over $1,000,000

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APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractually promised payments and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.

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MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the financial obligation;

•
Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC,	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant

CC, and C:
speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.

D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.

SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3:	A speculative capacity to pay principal and interest.

231

APPENDIX B – PRICE MAKE UP SHEET

Class A
Maximum Offering Price Calculation
(as of October 31, 2019)
	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund

California Municipal Fund	$10.80	=	$11.22
	(1-.0375)

Core Fixed Income Fund	$9.78	=	$10.01
	(1-.0225)

Core Plus Bond Fund	$11.14	=	$11.57
	(1-.0375)

Diversified International Fund	$12.52	=	$13.25
	(1-.0550)

Equity Income Fund	$33.25	=	$35.19
	(1-.0550)

Finisterre Unconstrained Emerging Markets Bond	$10.47	=	$10.88
Fund	(1-.0375)

Global Diversified Income Fund	$13.73	=	$14.26
	(1-.0375)

Global Real Estate Securities Fund	$10.11	=	$10.70
	(1-.0550)

Government & High Quality Bond Fund	$10.52	=	$10.76
	(1-.0225)

High Income Fund	$9.30	=	$9.66
	(1-.0375)

High Yield Fund	$7.15	=	$7.43
	(1-.0375)

Inflation Protection Fund	$8.45	=	$8.78
	(1-.0375)

International Emerging Markets Fund	$25.02	=	$26.48
	(1-.0550)

232

Class A
Maximum Offering Price Calculation
(as of October 31, 2019)
	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund

International Fund I	$14.83	=	$15.69
	(1-.0550)

LargeCap Growth Fund I	$15.59	=	$16.50
	(1-.0550)

LargeCap S&P 500 Index Fund	$19.10	=	$19.39
	(1-.0150)

MidCap Fund	$30.15	=	$31.90
	(1-.0550)

Money Market Fund	$1.00	=	$1.00
	(1-.0000)

Principal Capital Appreciation Fund	$50.56	=	$53.50
	(1-.0550)

Principal LifeTime 2010 Fund	$13.48	=	$14.01
	(1-.0375)

Principal LifeTime 2020 Fund	$14.43	=	$15.27
	(1-.0550)

Principal LifeTime 2030 Fund	$14.85	=	$15.71
	(1-.0550)

Principal LifeTime 2040 Fund	$15.43	=	$16.33
	(1-.0550)

Principal LifeTime 2050 Fund	$15.89	=	$16.81
	(1-.0550)

Principal LifeTime Strategic Income Fund	$12.43	=	$12.91
	(1-.0375)

Real Estate Securities Fund	$28.63	=	$30.30
	(1-.0550)

SAM Balanced Portfolio	$15.73	=	$16.65
	(1-.0550)

233

Class A
Maximum Offering Price Calculation
(as of October 31, 2019)
	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund

SAM Conservative Balanced Portfolio	$12.16	=	$12.87
	(1-.0550)

SAM Conservative Growth Portfolio	$17.55	=	$18.57
	(1-.0550)

SAM Flexible Income Portfolio	$12.40	=	$12.88
	(1-.0375)

SAM Strategic Growth Portfolio	$18.67	=	$19.76
	(1-.0550)

Short-Term Income Fund	$12.32	=	$12.60
	(1-.0225)

SmallCap Fund	$20.79	=	$22.00
	(1-.0550)

SmallCap Value Fund II	$10.39	=	$10.99
	(1-.0550)

Tax-Exempt Bond Fund	$7.43	=	$7.72
	(1-.0375)

234

APPENDIX C – PROXY VOTING POLICIES
The proxy voting policies applicable to each Fund appear in the following order:
The Fund's proxy voting policy is first, followed by PGI’s proxy voting policy, and followed by the Sub-Advisors, alphabetically.

235

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)

(March 9, 2015)
Revised June 11, 2019

It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.

The adviser or sub-adviser must provide, on a quarterly basis:

1.
Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and

2.	Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.

The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:

1.	Identification of the issuer of the security;

2.	Exchange ticker symbol of the security;

3.	CUSIP number of the security;

4.	The date of the shareholder meeting;

5.	A brief description of the subject of the vote;

6.	Whether the proposal was put forward by the issuer or a shareholder;

7.	Whether and how the vote was cast; and

8.	Whether the vote was cast for or against management of the issuer.

Principal Global Investors, LLC
Principal Real Estate Investors, LLC
Proxy Voting and Class Action Monitoring

Background
Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.
Policy
The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to advisory clients. The Advisers’ guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance creates a framework within which a company can be managed in the interests of its shareholders.
In addition, as a fiduciary, the Advisers also monitor certain Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.
Proxy Voting Procedures
The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.
The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
Institutional Shareholder Services
Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS is a leading global provider of investment decision support tools. ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.
The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.(1) The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Team.
Voting Against ISS Recommendations
On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.
If the Portfolio Manager’s judgment differs from that of ISS, a written record is created reflecting the process (See Appendix titled “Report for Proxy Vote(s) Against the ISS Recommendation(s)”), including:

1.	The requesting PM Team’s reasons for the decision;
2.The approval of the lead Portfolio Manager for the requesting PM Team;

3.	Notification to the Proxy Voting Team and other appropriate personnel (including other Advisers Portfolio Managers who may own the particular security);

4.	A determination that the decision is not influenced by any conflict of interest; and review and approval by the Compliance Department
(In certain cases, Portfolio Managers may not be allowed to vote against ISS recommendations due to a perceived conflict of interest. For example, Portfolio Managers will vote with ISS recommendations in circumstances where PGI is an adviser to the PGI CITs invest in Principal mutual funds.)
Conflicts of Interest
The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.
Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers maintain records of the resolution of any proxy voting conflict of interest.
Proxy Voting Instructions and New Accounts
Institutional Accounts
As part of the new account opening process for discretionary institutional Clients that require the Adviser to vote proxies, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and provide it to ISS, with a copy to the Advisers’ Investment Accounting Department. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.
The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account Opening Process.
SMA - Wrap Accounts
The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes providing instructions to the relevant wrap sponsor for setting up accounts with ISS.

Fixed Income and Private Investments
Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.
Client Direction
Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Clients may provide specific vote instructions for their own ballots. Upon request, the Advisers may be able to accommodate individual Clients that have developed their own guidelines. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Team.
Securities Lending
At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.
Abstaining from Voting Certain Proxies
The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

•	Restrictions for share blocking countries;(2)

•	Casting a vote on a foreign security may require that the adviser engage a translator;

•	Restrictions on foreigners’ ability to exercise votes;

•	Requirements to vote proxies in person;

•	Requirements to provide local agents with power of attorney to facilitate the voting instructions;

•	Untimely notice of shareholder meeting;

•	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.
Proxy Solicitation
Employees should inform the Advisers’ Proxy Voting Team of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers do not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Team may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.
Handling of Information Requests Regarding Proxies
Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Team may consult with the appropriate Portfolio Manager(s) and/or the CCO with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).
External Managers
Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers are responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.
Proxy Voting Errors
In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Team, with the assistance of the CCO or (or designee), will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.
Recordkeeping
The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Proxy Voting Team, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes:

•
Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Team. All written requests must be retained in the Client’s permanent file.

•
The Proxy Voting Team records the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•
The Proxy Voting Team furnishes the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
Proxy statements received regarding client securities:

•	Upon inadvertent receipt of a proxy, the Advisers forward the proxy to ISS for voting, unless the client has instructed otherwise.
Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.
Proxy voting records:

•	The Advisers’ proxy voting record is maintained by ISS. The Proxy Voting Team, with the assistance of the Investment Accounting and SMA Operations Departments, periodically ensures that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

•	The Advisers maintain documentation to support the decision to vote against the ISS recommendation.

•
The Advisers maintain documentation or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for any voting decision.

Procedures for Class Actions
In general, it is the Advisers’ policy not to file class action claims on behalf of Clients. The Advisers specifically do not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers. The Advisers only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract, as it is the Advisers’ general policy not to act as lead plaintiff in class actions.
The process of filing class action claims is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.
The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process. Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers manage the conflict by seeking instruction from the Law Department and/or outside counsel.
Disclosure
The Advisers ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.
Responsibility
Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.
In general, the Advisers’ CCO (or designee) oversees the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures. In addition, the Compliance Department periodically reviews the voting of proxies to ensure that all such votes - particularly those diverging from the judgment of ISS - were voted in a manner consistent with the Advisers’ fiduciary duties.

Revised 9/2013 ♦ Supersedes 12/2012

Footnotes

1 *The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.
2 *In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

AllianceBernstein L.P                            MAY 2018

PROXY VOTING AND GOVERNANCE POLICY

1

TABLE OF CONTENTS

1.	INTRODUCTION		3
2.	RESEARCH UNDERPINS DECISION MAKING		3
3.	PROXY VOTING GUIDELINES		3
	3.1	BOARD AND DIRECTOR PROPOSALS	4
	3.2	COMPENSATION PROPOSALS	7
	3.3	CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS	9
	3.4	AUDITOR PROPOSALS	12
	3.5	SHAREHOLDER ACCESS AND VOTING PROPOSALS	13
	3.6	ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS	15
4.	CONFLICTS OF INTEREST		18
	4.1	INTRODUCTION	18
	4.2	ADHERENCE TO STATED PROXY VOTING POLICIES	18
	4.3	DISCLOSURE OF CONFLICTS	18
	4.4	POTENTIAL CONFLICTS LIST	18
	4.5	DETERMINE EXISTENCE OF CONFLICT OF INTEREST	19
	4.6	REVIEW OF THIRD PARTY RESEARCH SERVICE CONFLICTS OF INTEREST	19
	4.7	CONFIDENTIAL VOTING	19
	4.8	A NOTE REGARDING AB’S STRUCTURE	19
5.	VOTING TRANSPARENCY		20
6.	RECORDKEEPING		20
	6.1	PROXY VOTING POLICY	20
	6.2	PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES	20
	6.3	RECORDS OF VOTES CAST ON BEHALF OF CLIENTS	20
	6.4	RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION	20
	6.5	DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS	20
7.	PROXY VOTING PROCEDURES		20
	7.1	VOTE ADMINISTRATION	20
	7.2	SHARE BLOCKING	21
	7.3	LOANED SECURITIES	21

EXHIBITS
+ Proxy Voting and Governance Committee Members
+ Proxy Voting Guideline Summary
+ Proxy Voting Conflict of Interest Form
+ Statement of Policy Regarding Responsible Investment

2

1.    INTRODUCTION
As an investment adviser, we are shareholder advocates and have a fiduciary duty to make investment decisions that are in our clients’ best interests by maximizing the value of their shares. Proxy voting is an integral part of this process, through which we support strong corporate governance structures, shareholder rights, and transparency.

We have an obligation to vote proxies in a timely manner and we apply the principles in this policy to our proxy decisions. We believe a company’s environmental, social and governance (“ESG”) practices may have a significant effect on the value of the company, and we take these factors into consideration when voting. For additional information regarding our ESG policies and practices, please refer to our firm’s Statement of Policy Regarding Responsible Investment (“RI Policy”).

This Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”), which outlines our policies for proxy voting and includes a wide range of issues that often appear on proxies, applies to all of AB’s investment management subsidiaries and investment services groups investing on behalf of clients globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting
(“Proxy Managers”), in order to ensure that our proxy voting policies and procedures are implemented consistently.

We sometimes manage accounts where proxy voting is directed by clients or newly-acquired subsidiary companies. In these cases, voting decisions may deviate from this Policy.

2.    RESEARCH UNDERPINS DECISION MAKING
As a research-driven firm, we approach our proxy voting responsibilities with the same commitment to rigorous research and engagement that we apply to all of our investment activities. The different investment philosophies utilized by our investment teams may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Manager making different voting decisions on the same proposal. Nevertheless, the Proxy Manager votes proxies with the goal of maximizing the value of the securities in client portfolios.

In addition to our firm-wide proxy voting policies, we have a Proxy Voting and Governance Committee (“Proxy Voting and Governance Committee” or “Committee”), which provides oversight and includes senior investment professionals from Equities, Legal personnel and Operations personnel. It is the responsibility of the Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in policy, and to review the Policy no less frequently than annually. In addition, the Committee meets at least three times a year and as necessary to address special situations.

RESEARCH SERVICES
We subscribe to the corporate governance and proxy research services of Institutional Shareholder Services Inc. (“ISS”). All our investment professionals can access these materials via the Proxy Manager and/or the Committee.

ENGAGEMENT
In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Manager may consult the Committee, Chief Investment Officers, Portfolio Managers, and/or Research Analysts across our equities platforms, and Portfolio Managers in who’s managed accounts a stock is held. Externally, we may engage with companies in advance of their Annual General Meeting, and throughout the year. We believe engagement provides the opportunity to share our philosophy, our corporate governance values, and more importantly, affect positive change. Also, these meetings often are joint efforts between the investment professionals, who are best positioned to comment on company-specific details, and the Proxy Manager(s), who offer a more holistic view of governance practices and relevant trends. In addition, we engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.

3.    PROXY VOTING GUIDELINES
Our proxy voting guidelines are both principles-based and rules-based. We adhere to a core set of principles that are described in this Policy. We assess each proxy proposal in light of these principles. Our proxy voting “litmus test” will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation generally should rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders.

3

With this as a backdrop, our proxy voting guidelines pertaining to specific issues are set forth below. We generally vote proposals in accordance with these guidelines but, consistent with our “principles-based” approach to proxy voting, we may deviate from the guidelines if warranted by the specific facts and circumstances of the situation (i.e., if, under the circumstances, we believe that deviating from our stated policy is necessary to help maximize long-term shareholder value). In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that, by maximizing long-term shareholder value, are in our clients’ best interests.

3.1    BOARD AND DIRECTOR PROPOSALS

1.	Board Diversity (SHP): CASE-BY-CASE
Board diversity is increasingly an important topic. In a number of European countries, legislation requires a quota of female directors. Other European countries have a comply-or-explain policy. We believe boards should develop, as a part of their refreshment and refreshment process, a framework for identifying diverse candidates. We believe diversity is broader than gender and should also take into consideration factors such as business experience, background, ethnicity, tenure and nationality. We evaluate these proposals on a case-by-case basis while examining a board’s current diversity profile and approach, and if there are other general governance concerns.

2.Establish New Board Committees and Elect Board Members with Specific Expertise (SHP): CASE-BY-CASE We believe that establishing committees should be the prerogative of a well-functioning board of directors. However, we may support shareholder proposals to establish additional board committees to address specific shareholder issues, including ESG issues. We consider on a case-by-case basis proposals that require the addition of a board member with a specific area of expertise.

3.Changes in Board Structure and Amending the Articles of Incorporation: FOR
Companies may propose various provisions with respect to the structure of the board of directors, including changing the manner in which board vacancies are filled, directors are nominated and the number of directors. Such proposals may require amending the charter or by-laws or may otherwise require shareholder approval. When these proposals are not controversial or meant as an anti-takeover device, which is generally the case, we vote in their favor. However, if we believe a proposal is intended as an anti-takeover device and diminishes shareholder rights, we generally vote against.

We may vote against directors for amending by-laws without seeking shareholder approval and/or restricting or diminishing shareholder rights.

4.	Classified Boards: AGAINST
A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the board can be elected or replaced each year. Because this type of proposal has fundamental anti- takeover implications, we generally oppose the adoption of classified boards unless there is a justifiable financial reason or an adequate sunset provision exists. However, where a classified board already exists, we will not oppose directors who sit on such boards for that reason. We may also vote against directors that fail to implement shareholder approved proposals to declassify boards that we previously supported.

5.Director Liability and Indemnification: CASE-BY-CASE
Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and recklessness.

We generally support indemnification provisions that are consistent with the local jurisdiction in which the company has been formed. We vote in favor of proposals adopting indemnification for directors with respect to acts conducted in the normal course of business. We also vote in favor of proposals that expand coverage for directors and officers where, despite an unsuccessful legal defense, we believe the director or officer acted in good faith and in the best interests of the company. We oppose indemnification for gross negligence.

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6.	Disclose CEO Succession Plan (SHP): FOR
Proposals like these are often suggested by shareholders of companies with long-tenured CEOs and/or high employee turnover rates. Even though some markets might not require the disclosure of a CEO succession plan, we do think it is good business practice and will support these proposals.

7.	Election of Directors: FOR
The election of directors is an important vote. We expect directors to represent shareholder interests at the company and maximize shareholder value. We generally vote in favor of the management-proposed slate of directors while considering a number of factors, including local market best practice. We believe companies should have a majority of independent directors and independent key committees. However, we will incorporate local market regulation and corporate governance codes into our decision making. We may support more progressive requirements than those implemented in a local market if we believe more progressive requirements may improve corporate governance practices. We will generally regard a director as independent if the director satisfies the criteria for independence (i) espoused by the primary exchange on which the company’s shares are traded, or (ii) set forth in the code we determine to be best practice in the country where the subject company is domiciled and may take into account affiliations, related-party transactions and prior service to the company,. We consider the election of directors who are “bundled” on a single slate to be a poor governance practice and vote on a case-by-case basis considering the amount of information available and an assessment of the group’s qualifications.

In addition:

•
We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may vote against directors (or withhold votes for directors if plurality voting applies) who fail to act on key issues. We oppose directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse.

•	We may consider the number of boards on which a director sits and/or their length of service on a particular board.

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We may abstain or vote against (depending on a company’s history of disclosure in this regard) directors of issuers where there is insufficient information about the nominees disclosed in the proxy statement.

•	We may vote against directors for poor compensation, audit or governance practices including the lack of a formal key committee.

•	We may vote against directors for unilateral bylaw amendments that diminish shareholder rights.

We also may consider engaging company management (by phone, in writing and in person), until any issues have been satisfactorily resolved.

a.Controlled Company Exemption: CASE-BY-CASE In certain markets, a different standard for director independence may be applicable for controlled companies, which are companies where more than 50% of the voting power is held by an individual, group or another company, or as otherwise defined by local market standards. We may take these local standards into consideration when determining the appropriate level of independence required for the board and key committees.

Exchanges in certain jurisdictions do not have a controlled company exemption (or something similar). In such a jurisdiction, if a company has a majority shareholder or group of related majority shareholders with a majority economic interest, we generally will not oppose that company’s directors simply because the board does not include a majority of independent members, although we may take local standards into consideration when determining the appropriate level of independence required for the board and key committees. We will, however, consider these directors in a negative light if the company has a history of violating the rights of minority shareholders.

b.Voting for Director Nominees in a Contested Election: CASE-BY-CASE Votes in a contested election of directors are evaluated on a case-by-case basis with the goal of maximizing shareholder value.

8.	Independent Lead Director (SHP): FOR
We support shareholder proposals that request a company to amend its by-laws to establish an independent lead director, if the position of chairman is non-independent. We view the existence of a strong independent lead director, whose role is robust and includes clearly defined duties and responsibilities, such as the authority to call meetings and approve

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agendas, as a good example of the sufficient counter-balancing governance. If a company has such an independent lead director in place, we will generally oppose a proposal to require an independent board chairman, barring any additional board leadership concerns.

9.	Limit Term of Directorship (SHP): CASE-BY-CASE
These proposals seek to limit the term during which a director may serve on a board to a set number of years.
Accounting for local market practice, we generally consider a number of factors, such as overall level of board independence, director qualifications, tenure, board diversity and board effectiveness in representing our interests as shareholders, in assessing whether limiting directorship terms is in shareholders’ best interests. Accordingly, we evaluate these items case-by-case.

10.	Majority of Independent[1] Directors (SHP): FOR
Each company’s board of directors has a duty to act in the best interest of the company’s shareholders at all times. We believe that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we support proposals seeking a majority of independent directors on the board while taking into consideration local market regulation and corporate governance codes.

11.Majority of Independent Directors on Key Committees (SHP): FOR
In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, we believe that the audit2, nominating/governance, and compensation committees should be composed of a majority of independent directors while taking into consideration local market regulation, corporate governance codes, and controlled company status.

12.	Majority Votes for Directors (SHP): FOR
We believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company. This objective is strengthened if directors are elected by a majority of votes cast at an annual meeting rather than by the plurality method commonly used. With plurality voting a director could be elected by a single affirmative vote even if the rest of the votes were withheld.

We further believe that majority voting provisions will lead to greater director accountability. Therefore, we support shareholder proposals that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast, provided the proposal includes a carve-out to provide for plurality voting in contested elections where the number of nominees exceeds the number of directors to be elected.

13.	Removal of Directors Without Cause (SHP): FOR
Company by-laws sometimes define cause very narrowly, including only conditions of criminal indictment, final adverse adjudication that fiduciary duties were breached or incapacitation, while also providing shareholders with the right to remove directors only upon “cause”.

We believe that the circumstances under which shareholders have the right to remove directors should not be limited to those traditionally defined by companies as “cause”. We also believe that shareholders should have the right to conduct a vote to remove directors who fail to perform in a manner consistent with their fiduciary duties or representative of shareholders’ best interests. And, while we would prefer shareholder proposals that seek to broaden the definition of “cause” to include situations like these, we generally support proposals that would provide shareholders with the right to remove directors without cause.

14.Require Independent Board Chairman (SHP): CASE-BY-CASE
We believe there can be benefits to an executive chairman and to having the positions of chairman and CEO combined as well as split. When the chair is non-independent the company must have sufficient counter-balancing governance in place, generally through a strong independent lead director. Also, for companies with smaller market capitalizations, separate chairman and CEO positions may not be practical.

1 For purposes of this Policy, generally, we will consider a director independent if the director satisfies the independence definition set forth in the listing standards of the exchange on which the common stock is listed. However, we may deem local independence classification criteria insufficient.
2 Pursuant to the SEC rules, adopted pursuant to the Sarbanes-Oxley Act of 2002, as of October 31, 2004, each U.S. listed issuer must have a fully independent audit committee.

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3.2    COMPENSATION PROPOSALS

15.    Pro Rata Vesting of Equity Compensation Awards-Change in Control (SHP): CASE-BY-CASE
We examine proposals on the treatment of equity awards in the event of a change in control on a case-by-case basis. If a change in control is accompanied by termination of employment, often referred to as a double-trigger, we generally support accelerated vesting of equity awards. If, however, there is no termination agreement in connection with a change in control, often referred to as a single-trigger, we generally prefer pro rata vesting of outstanding equity awards.

16.    Adopt Policies to Prohibit any Death Benefits to Senior Executives (SHP): AGAINST
We view these bundled proposals as too restrictive and conclude that blanket restrictions on any and all such benefits, including the payment of life insurance premiums for senior executives, could put a company at a competitive disadvantage.

17.    Advisory Vote to Ratify Directors’ Compensation (SHP): FOR
Similar to advisory votes on executive compensation, shareholders may request a non-binding advisory vote to approve compensation given to board members. We generally support this item.

18.    Amend Executive Compensation Plan Tied to Performance (Bonus Banking) (SHP): AGAINST
These proposals seek to force a company to amend executive compensation plans such that compensation awards tied to performance are deferred for shareholder specified and extended periods of time. As a result, awards may be adjusted downward if performance goals achieved during the vesting period are not sustained during the added deferral period.

We believe that most companies have adequate vesting schedules and clawbacks in place. Under such circumstances, we will oppose these proposals. However, if a company does not have what we believe to be adequate vesting and/or clawback requirements, we decide these proposals on a case-by-case basis.

19.    Approve Remuneration for Directors and Auditors: CASE-BY-CASE
We will vote on a case-by-case basis where we are asked to approve remuneration for directors or auditors. We will generally oppose performance-based remuneration for non-executive directors as this may compromise independent oversight. However, where disclosure relating to the details of such remuneration is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard and the local market practice.

20.    Approve Retirement Bonuses for Directors (Japan and South Korea): CASE-BY-CASE
Retirement bonuses are customary in Japan and South Korea. Companies seek approval to give the board authority to grant retirement bonuses for directors and/or auditors and to leave the exact amount of bonuses to the board’s discretion. We will analyze such proposals on a case-by-case basis, considering management’s commitment to maximizing long- term shareholder value. However, when the details of the retirement bonus are inadequate or undisclosed, we may abstain or vote against.

21.    Approve Special Payments to Continuing Directors and Auditors (Japan): CASE-BY-CASE
In conjunction with the abolition of a company’s retirement allowance system, we will generally support special payment allowances for continuing directors and auditors if there is no evidence of their independence becoming impaired. However, when the details of the special payments are inadequate or undisclosed, we may abstain or vote against.

22.    Disclose Executive and Director Pay (SHP): CASE-BY-CASE
The United States Securities and Exchange Commissions (“SEC”) has adopted rules requiring increased and/or enhanced compensation-related and corporate governance-related disclosure in proxy statements and Forms 10-K. Similar steps have been taken by regulators in foreign jurisdictions. We believe the rules enacted by the SEC and various foreign regulators generally ensure more complete and transparent disclosure. Therefore, while we will consider them on a case-by-case basis (analyzing whether there are any relevant disclosure concerns), we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules or similar rules espoused by a regulator in a foreign jurisdiction. Similarly, we generally support proposals seeking additional disclosure of executive and director compensation if the company is not subject to any such rules.

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23.    Executive and Employee Compensation Plans, Policies and Reports: CASE-BY-CASE
Compensation plans (“Compensation Plans”) usually are complex and are a major corporate expense, so we evaluate them carefully and on a case-by-case basis. In all cases, however, we assess each proposed Compensation Plan within the framework of four guiding principles, each of which ensures a company’s Compensation Plan helps to align the long- term interests of management with shareholders:

•	Valid measures of business performance tied to the firm’s strategy and shareholder value creation, which are clearly articulated and incorporate appropriate time periods, should be utilized;

•	Compensation costs should be managed in the same way as any other expense;

•
Compensation should reflect management’s handling, or failure to handle, any recent social, environmental, governance, ethical or legal issue that had a significant adverse financial or reputational effect on the company; and

•	In granting compensatory awards, management should exhibit a history of integrity and decision-making based on logic and well thought out processes.

We may oppose plans which include, and directors who establish, compensation plan provisions deemed to be poor practice such as automatic acceleration of equity, or single-triggered, in the event of a change in control.

Although votes on compensation plans are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing shareholder value.

In markets where votes on compensation plans are not required for all companies, we will support shareholder proposals asking the board to adopt such a vote on an advisory basis.

Where disclosure relating to the details of Compensation Plans is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard. Where appropriate, we may raise the issue with the company directly or take other steps.

24.    Limit Executive Pay (SHP): CASE-BY-CASE
We believe that management and directors, within reason, should be given latitude in determining the mix and types of awards offered to executive officers. We vote against shareholder proposals seeking to limit executive pay if we deem them too restrictive. Depending on our analysis of the specific circumstances, we are generally against requiring a company to adopt a policy prohibiting tax gross up payments to senior executives.

25.    Mandatory Holding Periods (SHP): AGAINST
We generally vote against shareholder proposals asking companies to require a company’s executives to hold stock for a specified period of time after acquiring that stock by exercising company-issued stock options (i.e., precluding “cashless” option exercises), unless we believe implementing a mandatory holding period is necessary to help resolve underlying problems at a company that have hurt, and may continue to hurt, shareholder value. We are generally in favor of reasonable stock ownership guidelines for executives.

26.    Performance-Based Stock Option Plans (SHP): CASE-BY-CASE These shareholder proposals require a company to adopt a policy that all or a portion of future stock options granted to executives be performance-based. Performance-based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). Proponents argue that performance-based options provide an incentive for executives to outperform the market as a whole and prevent management from being rewarded for average performance. We believe that management, within reason, should be given latitude in determining the mix and types of awards it offers. However, we recognize the benefit of linking a portion of executive compensation to certain types of performance benchmarks. While we will not support proposals that require all options to be performance-based, we will generally support proposals that require a portion of options granted to senior executives be performance-based. However, because performance-based options can also result in unfavorable tax treatment and the company may already have in place an option plan that sufficiently ties executive stock option plans to the company’s performance, we will consider such proposals on a case-by-case basis.

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27.    Prohibit Relocation Benefits to Senior Executives (SHP): AGAINST
We do not consider such perquisites to be problematic pay practices as long as they are properly disclosed. Therefore we will vote against shareholder proposals asking to prohibit relocation benefits.

28.    Recovery of Performance-Based Compensation (SHP): FOR
We generally support shareholder proposals requiring the board to seek recovery of performance-based compensation awards to senior management and directors in the event of a fraud or other reasons that resulted in the detriment to shareholder value and/or company reputation due to gross ethical lapses. In deciding how to vote, we consider the adequacy of existing company clawback policy, if any.

29.    Submit Golden Parachutes/Severance Plans to a Shareholder Vote (SHP): FOR
Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. We recognize that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism. Accordingly, we support proposals to submit severance plans (including supplemental retirement plans), to a shareholder vote, and we review proposals to ratify or redeem such plans retrospectively on a case-by-case basis.

30.    Submit Golden Parachutes/Severance Plans to a Shareholder Vote Prior to Their Being Negotiated by
Management (SHP): CASE-BY-CASE
We believe that in order to attract qualified employees, companies must be free to negotiate compensation packages without shareholder interference. However, shareholders must be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we evaluate proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management on a case-by-case basis.

31.    Submit Survivor Benefit Compensation Plan to Shareholder Vote (SHP): FOR
Survivor benefit compensation plans, or “golden coffins”, can require a company to make substantial payments or awards to a senior executive’s beneficiaries following the death of the senior executive. The compensation can take the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards. This compensation would not include compensation that the senior executive chooses to defer during his or her lifetime.

We recognize that offering generous compensation packages that are triggered by the passing of senior executives may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism.

3.3    CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS

32.    Amend Exclusive Forum Bylaw (SHP): AGAINST
We will generally oppose proposals that ask the board to repeal the company’s exclusive forum bylaw. Such bylaws require certain legal action against the company to take place in the state of the company’s incorporation. The courts within the state of incorporation are considered best suited to interpret that state’s laws.

33.    Amend Net Operating Loss (“NOL”) Rights Plans: FOR
NOL Rights Plans are established to protect a company’s net operating loss carry forwards and tax credits, which can be used to offset future income. We believe this is a reasonable strategy for a company to employ. Accordingly, we will vote in favor of NOL Rights Plans unless we believe the terms of the NOL Rights Plan may provide for a long-term anti- takeover device.

34.    Authorize Share Repurchase: FOR
We generally support share repurchase proposals that are part of a well-articulated and well-conceived capital strategy. We assess proposals to give the board unlimited authorization to repurchase shares on a case-by-case basis.
Furthermore, we would generally support the use of derivative instruments (e.g., put options and call options) as part of a

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share repurchase plan absent a compelling reason to the contrary. Also, absent a specific concern at the company, we will generally support a repurchase plan that could be continued during a takeover period.

35.    Blank Check Preferred Stock: AGAINST
Blank check preferred stock proposals authorize the issuance of certain preferred stock at some future point in time and allow the board to establish voting, dividend, conversion and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a “poison pill” defense or some other entrenchment device.

We are concerned that, once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we generally oppose this type of proposal.

36.    Corporate Restructurings, Merger Proposals and Spin-Offs: CASE-BY-CASE
Proposals requesting shareholder approval of corporate restructurings, merger proposals and spin-offs are determined on a case-by-case basis. In evaluating these proposals and determining our votes, we are singularly focused on meeting our goal of maximizing long-term shareholder value.

37.    Elimination of Preemptive Rights: CASE-BY-CASE
Preemptive rights allow the shareholders of the company to buy newly-issued shares before they are offered to the public in order to maintain their percentage ownership. We believe that, because preemptive rights are an important shareholder right, careful scrutiny must be given to management’s attempts to eliminate them. However, because preemptive rights can be prohibitively expensive to widely-held companies, the benefit of such rights will be weighed against the economic effect of maintaining them.

38.    Expensing Stock Options (SHP): FOR
US generally-accepted accounting principles require companies to expense stock options, as do the accounting rules in many other jurisdictions (including those jurisdictions that have adopted IFRS -- international financial reporting standards). If a company is domiciled in a jurisdiction where the accounting rules do not already require the expensing of stock options, we will support shareholder proposals requiring this practice and disclosing information about it.

39.    Fair Price Provisions: CASE-BY-CASE
A fair price provision in the company's charter or by laws is designed to ensure that each shareholder's securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price.

Fair pricing provisions attempt to prevent the “two tiered front loaded offer” where the acquirer of a company initially offers a premium for a sufficient percentage of shares of the company to gain control and subsequently makes an offer for the remaining shares at a much lower price. The remaining shareholders have no choice but to accept the offer. The two tiered approach is coercive as it compels a shareholder to sell his or her shares immediately in order to receive the higher price per share. This type of tactic has caused many states to adopt fair price provision statutes to restrict this practice.

We consider fair price provisions on a case-by-case basis. We oppose any provision where there is evidence that management intends to use the provision as an anti-takeover device as well as any provision where the shareholder vote requirement is greater than a majority of disinterested shares (i.e., shares beneficially owned by individuals other than the acquiring party).

40.    Increase Authorized Common Stock: CASE-BY-CASE
In general we regard increases in authorized common stock as serving a legitimate corporate purpose when used to: implement a stock split, aid in a recapitalization or acquisition, raise needed capital for the firm, or provide for employee savings plans, stock option plans or executive compensation plans. That said, we may oppose a particular proposed increase if we consider the authorization likely to lower the share price (this would happen, for example, if the firm were proposing to use the proceeds to overpay for an acquisition, to invest in a project unlikely to earn the firm’s cost of capital, or to compensate employees well above market rates). We oppose increases in authorized common stock where there is evidence that the shares are to be used to implement a “poison pill” or another form of anti-takeover device, or if the issuance of new shares would, in our judgment, excessively dilute the value of the outstanding shares upon issuance. In addition, a satisfactory explanation of a company's intentions-going beyond the standard “general corporate purposes”- must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares

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outstanding. We view the use of derivatives, particularly warrants, as legitimate capital-raising instruments and apply these same principles to their use as we do to the authorization of common stock. Under certain circumstances where we believe it is important for shareholders to have an opportunity to maintain their proportional ownership, we may oppose proposals requesting shareholders approve the issuance of additional shares if those shares do not include preemptive rights.

In Hong Kong, it is common for companies to request board authority to issue new shares up to 20% of outstanding share capital. The authority typically lapses after one year. We may vote against plans that do not prohibit issuing shares at a discount, taking into account whether a company has a history of doing so.

41.    Issuance of Equity Without Preemptive Rights: FOR
We are generally in favor of issuances of equity without preemptive rights of up to 30% of a company’s outstanding shares unless there is concern that the issuance will be used in a manner that could hurt shareholder value (e.g., issuing the equity at a discount from the current market price or using the equity to help create a “poison pill” mechanism).

42.    Multi Class Equity Structures: CASE-BY-CASE
The one share, one vote principle - stating that voting power should be proportional to an investor’s economic ownership
- is generally preferred in order to hold the board accountable to shareholders. Multi-class structures, however, may be beneficial, for a period of time, allowing management to focus on longer-term value creation, which benefits all shareholders. In these instances, we evaluate proposals of share issuances to perpetuate the structure on a case-by-case basis and expect the company to attach provisions that will either eliminate or phase out existing multi-class vote structures when appropriate and in a cost-effective manner (often referred to as “Sunset Provisions), or require periodic shareholder reauthorization. We expect Board’s to routinely review existing multi-class vote structures and share their current view. If the above criteria is not met, we may vote against the board.

43.    Net Long Position Requirement: FOR
We support proposals that require the ownership level needed to call a special meeting to be based on the net long position of a shareholder or shareholder group. This standard ensures that a significant economic interest accompanies the voting power.

44.    Reincorporation: CASE-BY-CASE
There are many valid business reasons a corporation may choose to reincorporate in another jurisdiction. We perform a case-by-case review of such proposals, taking into consideration management’s stated reasons for the proposed move.

Careful scrutiny also will be given to proposals that seek approval to reincorporate in countries that serve as tax havens. When evaluating such proposals, we consider factors such as the location of the company’s business, the statutory protections available in the country to enforce shareholder rights and the tax consequences of the reincorporation to shareholders.

45.    Reincorporation to Another Jurisdiction to Permit Majority Voting or Other Changes in
Corporate Governance (SHP): CASE-BY-CASE
If a shareholder proposes that a company move to a jurisdiction where majority voting (among other shareholder-friendly conditions) is permitted, we will generally oppose the move notwithstanding the fact that we favor majority voting for directors. Our rationale is that the legal costs, taxes, other expenses and other factors, such as business disruption, in almost all cases would be material and outweigh the benefit of majority voting. If, however, we should find that these costs are not material and/or do not outweigh the benefit of majority voting, we may vote in favor of this kind of proposal. We will evaluate similarly proposals that would require reincorporation in another state to accomplish other changes in corporate governance.

46.    Stock Splits: FOR
Stock splits are intended to increase the liquidity of a company’s common stock by lowering the price, thereby making the stock seem more attractive to small investors. We generally vote in favor of stock split proposals.

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47.    Submit Company’s Shareholder Rights Plan to Shareholder Vote (SHP): FOR
Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of the target company, the acquiring company, or both, at a substantial discount once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the target company's stock. Because most plans exclude the hostile bidder from the purchase, the effect in most instances is to dilute the equity interest and the voting rights of the potential acquirer once the plan is triggered. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. We believe that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but also may have a detrimental effect on the value of the company.

We support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We evaluate on a case-by-case basis proposals to implement or eliminate a shareholder rights plan.

48.    Transferrable Stock Options: CASE-BY-CASE
In cases where a compensation plan includes a transferable stock option program, we will consider the plan on a case-by- case basis.

These programs allow stock options to be transferred to third parties in exchange for cash or stock. In effect, management becomes insulated from the downside risk of holding a stock option, while the ordinary shareholder remains exposed to downside risk. This insulation may unacceptably remove management’s exposure to downside risk, which significantly misaligns management and shareholder interests. Accordingly, we generally vote against these programs if the transfer can be executed without shareholder approval, is available to executive officers or non-employee directors, or we consider the available disclosure relating to the mechanics and structure of the program to be insufficient to determine the costs, benefits and key terms of the program.

3.4    AUDITOR PROPOSALS

49.    Appointment of Auditors: FOR
We believe that the company is in the best position to choose its accounting firm, and we generally support management's recommendation.

We recognize that there may be inherent conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, in reviewing a proposed auditor, we will consider the amount of fees paid for non-audit related services performed compared to the total audit fees paid by the company to the auditing firm, and whether there are any other reasons for us to question the independence or performance of the firm’s auditor such as, for example, tenure. We generally will deem as excessive the non-audit fees paid by a company to its auditor if those fees account for 50% or more of total fees paid. In the UK market, which utilizes a different calculation, we adhere to a non- audit fee cap of 100% of audit fees. Under these circumstances, we generally vote against the auditor and the directors, in particular the members of the company’s audit committee. In addition, we generally vote against authorizing the audit committee to set the remuneration of such auditors. We exclude from this analysis non-audit fees related to IPOs, bankruptcy emergence, and spin-offs and other extraordinary events. We may vote against or abstain due to a lack of disclosure of the name of the auditor while taking into account local market practice.

50.    Approval of Financial Statements: FOR
In some markets, companies are required to submit their financial statements for shareholder approval. This is generally a routine item and, as such, we will vote for the approval of financial statements unless there are appropriate reasons to vote otherwise. We may vote against if the information is not available in advance of the meeting.

51.    Approval of Internal Statutory Auditors: FOR
Some markets (e.g., Japan) require the annual election of internal statutory auditors. Internal statutory auditors have a number of duties, including supervising management, ensuring compliance with the articles of association and reporting to a company’s board on certain financial issues. In most cases, the election of internal statutory auditors is a routine item and we will support management’s nominee provided that the nominee meets the regulatory requirements for serving as internal statutory auditors. However, we may vote against nominees who are designated independent statutory auditors who serve as executives of a subsidiary or affiliate of the issuer or if there are other reasons to question the independence of the nominees.

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52.    Limitation of Liability of External Statutory Auditors (Japan): CASE-BY-CASE
In Japan, companies may limit the liability of external statutory auditors in the event of a shareholder lawsuit through any of three mechanisms: (i) submitting the proposed limits to shareholder vote; (ii) setting limits by modifying the company’s articles of incorporation; and (iii) setting limits in contracts with outside directors, outside statutory auditors and external audit firms (requires a modification to the company’s articles of incorporation). A vote by 3% or more of shareholders can nullify a limit set through the second mechanism. The third mechanism has historically been the most prevalent.

We review proposals to set limits on auditor liability on a case-by-case basis, considering whether such a provision is necessary to secure appointment and whether it helps to maximize long-term shareholder value.

53.    Separating Auditors and Consultants (SHP): CASE-BY-CASE
We believe that a company serves its shareholders’ interests by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of others services.

We evaluate on a case-by-case basis proposals that go beyond the SEC rules or other local market standards by prohibiting auditors from performing other non-audit services or calling for the board to adopt a policy to ensure auditor independence.

We take into consideration the policies and procedures the company already has in place to ensure auditor independence and non-audit fees as a percentage of total fees paid to the auditor are not excessive.

3.5    SHAREHOLDER ACCESS AND VOTING PROPOSALS

54.    A Shareholder’s Right to Call Special Meetings (SHP): FOR
Most state corporation statutes (though not Delaware, where many US issuers are domiciled) allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly-scheduled annual meetings. This right may apply only if a shareholder, or a group of shareholders, owns a specified percentage, often 10% of the outstanding shares.

We recognize the importance of the right of shareholders to remove poorly-performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. However, we also believe it is important to protect companies and shareholders from nuisance proposals. We further believe that striking a balance between these competing interests will maximize shareholder value. We believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support a proposal to call a special meeting if the proposing shareholder owns, or the proposing shareholders as a group own, 5% or more of the outstanding voting equity of the company.

55.    Adopt Cumulative Voting (SHP): CASE-BY-CASE
Cumulative voting is a method of electing directors that enables each shareholder to multiply the number of his or her shares by the number of directors being considered. A shareholder may then cast the total votes for any one director or a selected group of directors. For example, a holder of 10 shares normally casts 10 votes for each of 12 nominees to the board thus giving the shareholder 120 (10 × 12) votes. Under cumulative voting, the shareholder may cast all 120 votes for a single nominee, 60 for two, 40 for three, or any other combination that the shareholder may choose.

We believe that encouraging activism among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Cumulative voting supports the interests of minority shareholders in contested elections by enabling them to concentrate their votes and dramatically increase their chances of electing a dissident director to a board.
Accordingly, we generally will support shareholder proposals to restore or provide for cumulative voting and we generally will oppose management proposals to eliminate cumulative voting. However, we may oppose cumulative voting if a company has in place both proxy access, which allows shareholders to nominate directors to the company’s ballot, and majority voting (with a carve-out for plurality voting in situations where there are more nominees than seats), which requires each director to receive the affirmative vote of a majority of votes cast and, we believe, leads to greater director accountability to shareholders.

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Also, we support cumulative voting at controlled companies regardless of any other shareholder protections that may be in place.

56.    Adopt Cumulative Voting in Dual Shareholder Class Structures (SHP): FOR
In dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we generally vote in favor of cumulative voting for those shareholders.

57.    Early Disclosure of Voting Results (SHP): AGAINST
These proposals seek to require a company to disclose votes sooner than is required by the local market. In the US, the SEC requires disclosure in the first periodic report filed after the company’s annual meeting which we believe is reasonable. We do not support requests that require disclosure earlier than the time required by the local regulator.

58.    Limiting a Shareholder’s Right to Call Special Meetings: AGAINST
Companies contend that limitations on shareholders’ rights to call special meetings are needed to prevent minority shareholders from taking control of the company's agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues, such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals.

In addition, if the board of directors, without shareholder consent, raises the ownership threshold a shareholder must reach before the shareholder can call a special meeting, we will vote against those directors.

59.    Permit a Shareholder’s Right to Act by Written Consent (SHP): FOR
Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will support shareholder proposals seeking to restore this right. However, in cases where a company has a majority shareholder or group of related majority shareholders with majority economic interest, we will oppose proposals seeking to restore this right as there is a potential risk of abuse by the majority shareholder or group of majority shareholders.

60.    Proxy Access for Annual Meetings (SHP) (Management): FOR
These proposals allow “qualified shareholders” to nominate directors. We generally vote in favor of management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access (adopted by the SEC in 2010, but vacated by the DC Circuit Court of Appeals in 2011), which would have allowed a single shareholder, or group of shareholders, who hold at least 3% of the voting power for at least three years continuously to nominate up to 25% of the current board seats, or two directors, for inclusion in the subject company’s annual proxy statement alongside management nominees.

We may vote against proposals that use requirements that are stricter than the SEC’s framework including implementation restrictions and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot We will generally vote in favor of proposals that seek to amend an existing right to more closely align with the SEC framework.

We will evaluate on a case-by-case basis proposals with less stringent requirements than the vacated SEC framework.

From time to time we may receive requests to join with other shareholders to support a shareholder action. We may, for example, receive requests to join a voting block for purposes of influencing management. If the third parties requesting our participation are not affiliated with us and have no business relationships with us, we will consider the request on a case-by-case basis. However, where the requesting party has a business relationship with us (e.g., the requesting party is a client or a significant service provider), agreeing to such a request may pose a potential conflict of interest. As a fiduciary we have an obligation to vote proxies in the best interest of our clients (without regard to our own interests in generating and maintaining business with our other clients) and given our desire to avoid even the appearance of a conflict, we will generally decline such a request.

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61.    Reduce Meeting Notification from 21 Days to 14 Days (UK): FOR
Companies in the United Kingdom may, with shareholder approval, reduce the notice period for extraordinary general meetings from 21 days to 14 days.

A reduced notice period expedites the process of obtaining shareholder approval of additional financing needs and other important matters. Accordingly, we support these proposals.

62.    Shareholder Proponent Engagement Process (SHP): FOR
We believe that proper corporate governance requires that proposals receiving support from a majority of shareholders be considered and implemented by the company. Accordingly, we support establishing an engagement process between shareholders and management to ensure proponents of majority-supported proposals, have an established means of communicating with management.

63.    Supermajority Vote Requirements: AGAINST
A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than the customary simple majority) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation.

In most instances, we oppose these proposals and support shareholder proposals that seek to reinstate the simple majority vote requirement. However we may support supermajority vote requirements at controlled companies as a protection to minority shareholders from unilateral action of the controlling shareholder.

3.6    ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS

64.    Animal Welfare (SHP): CASE-BY-CASE
These proposals may include reporting requests or policy adoption on items such as pig gestation crates and animal welfare in the supply chain

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

65.    Climate Change (SHP): FOR
Proposals addressing climate change concerns are plentiful and their scope varies. Climate change increasingly receives investor attention as a potentially critical and material risk to the sustainability of a wide range of business-specific activities. These proposals may include emissions standards or reduction targets, quantitative goals, and impact assessments. We generally support these proposals, while taking into account the materiality of the issue and whether the proposed information is of added benefit to shareholders.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

66.    Charitable Contributions (SHP) (MGMT): CASE-BY-CASE
Proposals relating to charitable contributions may be sponsored by either management or shareholders. Management proposals may ask to approve the amount for charitable contributions.

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We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

67.    Environmental Proposals (SHP): CASE-BY-CASE
These proposals can include reporting and policy adoption requests in a wide variety of areas, including, but not limited to, (nuclear) waste, deforestation, packaging and recycling, renewable energy, toxic material, palm oil and water.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

68.    Genetically Altered or Engineered Food and Pesticides (SHP): CASE-BY-CASE
These proposals may include reporting requests on pesticides monitoring/use and Genetically Modified Organism (GMO) as well as GMO labeling.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

69.    Health Proposals (SHP): CASE-BY-CASE
These proposals may include reports on pharmaceutical pricing, antibiotic use in the meat supply, and tobacco products. We generally support shareholder proposals calling for reports while taking into account the current reporting policies of the company and whether the proposed information is of added benefit to shareholders.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue. We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

70.    Human Rights Policies and Reports (SHP): CASE-BY-CASE
These proposals may include reporting requests on human rights risk assessment, humanitarian engagement and mediation policies, working conditions, adopting policies on supply chain worker fees and expanding existing policies in these areas. We recognize that many companies have complex supply chains which have led to increased awareness of supply chain issues as an investment risk.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

71.    Include Sustainability as a Performance Measure (SHP): CASE-BY-CASE
We believe management and directors should be given latitude in determining appropriate performance measurements. While doing so, consideration should be given to how long-term sustainability issues might affect future company performance. Therefore, we will evaluate on a case-by-case basis proposals requesting companies to consider incorporating specific, measurable, practical goals consisting of sustainability principles and environmental impacts as metrics for incentive compensation and how they are linked with our objectives as long-term shareholders.

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72.    Lobbying and Political Spending (SHP): FOR
We generally vote in favor of proposals requesting increased disclosure of political contributions and lobbying expenses, including those paid to trade organizations and political action committees, whether at the federal, state, or local level.
These proposals may increase transparency.

73.    Other Business: AGAINST
In certain jurisdictions, these proposals allow management to act on issues that shareholders may raise at the annual meeting. Because it is impossible to know what issues may be raised, we will vote against these proposals.

74.    Reimbursement of Shareholder Expenses (SHP): AGAINST
These shareholder proposals would require companies to reimburse the expenses of shareholders who submit proposals that receive a majority of votes cast or the cost of proxy contest expenses. We generally vote against these proposals, unless reimbursement occurs only in cases where management fails to implement a majority passed shareholder proposal, in which case we may vote in favor.

75.    Sustainability Report (SHP): FOR
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

76.    Work Place: Diversity (SHP): FOR
We generally support shareholder proposals calling for reports and disclosure surrounding workplace diversity while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

We generally support proposals requiring a company to amend its Equal Employment Opportunity policies to prohibit workplace discrimination based on sexual orientation and gender ID.

77.    Work Place: Gender Pay Equity(SHP): FOR
A report on pay disparity between genders typically compares the difference between male and female median earnings expressed as a percentage of male earningsand may include, statistics and rationale pertaining to changes in the size of the gap, recommended actions, and information on whether greater oversight is needed over certain aspects of the company’s compensation policies.

The SEC requires US issuers with fiscal years ending on or after January 1, 2017, to contrast CEO pay with median employee pay. This requirement, however, does not specifically address gender pay equity issues in such pay disparity reports. Accordingly, we will generally support proposals requiring gender pay metrics, taking into account the specific metrics and scope of the information requested and whether the SEC’s requirement renders the proposal unnecessary.

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4    CONFLICTS OF INTEREST

4.1    INTRODUCTION

As a fiduciary, we always must act in our clients’ best interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to avoid any perceived or actual conflicts of interest.

AllianceBernstein L.P. (“AB””) recognizes that there may be a potential material conflict of interest when we vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which AB or one or more of our employees have another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, we may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to avoid any perceived or actual conflict of interest, the procedures set forth below in sections 4.2 through 4.8 have been established for use when we encounter a potential conflict to ensure that our voting decisions are based on our clients’ best interests and are not the product of a conflict.

4.2    ADHERENCE TO STATED PROXY VOTING POLICIES
Votes generally are cast in accordance with this policy3. In situations where our policy is case-by-case, this Manual often provides criteria that will guide our decision. In situations where our policy on a particular issue is case-by-case and the vote cannot be clearly decided by an application of our stated policy, a member of the Committee or his/her designee will make the voting decision in accordance with the basic principle of our policy to vote proxies with the intention of maximizing the value of the securities in our client accounts. In these situations, the voting rationale must be documented either on the voting platform of ISS, by retaining relevant emails or another appropriate method. Where appropriate, the views of investment professionals are considered. All votes cast contrary to our stated voting policy on specific issues must be documented. On an annual basis, the Committee will receive a report of all such votes so as to confirm adherence of the policy.

4.3    DISCLOSURE OF CONFLICTS
When considering a proxy proposal, members of the Committee or investment professionals involved in the decision- making process must disclose to the Committee any potential conflict (including personal relationships) of which they are aware and any substantive contact that they have had with any interested outside party (including the issuer or shareholder group sponsoring a proposal) regarding the proposal. Any previously unknown conflict will be recorded on the Potential Conflicts List (discussed below). If a member of the Committee has a conflict of interest, he or she must also remove himself or herself from the decision-making process.

4.4    POTENTIAL CONFLICTS LIST
No less frequently than annually, a list of companies and organizations whose proxies may pose potential conflicts of interest is compiled by the Legal and Compliance Department (the “Potential Conflicts List”). The Potential Conflicts List includes:

•
Publicly-traded Clients from the Russell 3000 Index, the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East Index (MSCI EAFE), the MSCI Canada Index and the MSCI Emerging Markets Index;

•	Publicly-traded companies that distribute AB mutual funds;

•	Bernstein private clients who are directors, officers or 10% shareholders of publicly traded companies;

•	Clients who sponsor, publicly support or have material interest in a proposal upon which we will be eligible to vote;

•	Publicly-traded affiliated companies;

•	Companies where an employee of AB or AXA Financial, Inc., a parent company of AB, has identified an interest;

•	Any other conflict of which a Committee member becomes aware[4].

We determine our votes for all meetings of companies on the Potential Conflicts List by applying the tests described in Section 4.5 below. We document all instances when the independent compliance officer determines our vote.

3 From time to time a client may request that we vote their proxies consistent with AFL-CIO guidelines or the policy of the National Association of Pension Funds. In those situations, AB reserves the right to depart from those policies if we believe it to be in the client’s best interests.
4 The Committee must notify the Legal and Compliance Department promptly of any previously unknown conflict.

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4.5    DETERMINE EXISTENCE OF CONFLICT OF INTEREST
When we encounter a potential conflict of interest, we review our proposed vote using the following analysis to ensure our voting decision does not generate a conflict of interest:

•	If our proposed vote is consistent with our Proxy Voting Policy, no further review is necessary.

•	If our proposed vote is contrary to our Proxy Voting Policy and our client’s position on the proposal, no further review is necessary.

•
If our proposed vote is contrary to our Proxy Voting Policy or is not covered herein, is consistent with our client’s position, and is also consistent with the views of ISS, no further review is necessary.

•
If our proposed vote is contrary to our Proxy Voting Policy or is not covered herein, is consistent with our client’s position and is contrary to the views of ISS, the vote will be presented to an independent compliance officer (“ICO”). The ICO will determine whether the proposed vote is reasonable. If the ICO cannot determine that the proposed vote is reasonable, the ICO may instruct AB to refer the votes back to the client(s) or take other actions as the ICO deems appropriate. The ICO’s review will be documented using a Proxy Voting Conflict of Interest Form (a copy of which is attached hereto).

4.6    REVIEW OF THIRD PARTY RESEARCH SERVICE CONFLICTS OF INTEREST
We consider the research of ISS, so the Committee takes reasonable steps to verify that ISS is, in fact, independent based on all of the relevant facts and circumstances. This includes reviewing ISS’s conflict management procedures on an annual basis. When reviewing these conflict management procedures, we will consider, among other things, whether ISS (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can offer research in an impartial manner and in the best interests of our clients.

4.7    CONFIDENTIAL VOTING
It is AB’s policy to support confidentiality before the actual vote has been cast. Employees are prohibited from revealing how we intend to vote except to (i) members of the Committee; (ii) Portfolio Managers who hold the security in their managed accounts; (iii) the Research Analyst(s) who cover(s) the security; (iv) clients, upon request, for the securities held in their portfolios; and (v) clients who do not hold the security or for whom AB does not have proxy voting authority, but who provide AB with a signed a Non-Disclosure Agreement. Once the votes have been cast, they are made public in accordance with mutual fund proxy vote disclosures required by the SEC, and we generally post all votes to our public website the quarter after the vote has been cast.

We may participate in proxy surveys conducted by shareholder groups or consultants so long as such participation does not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote disclosures required by the SEC each year have been made public and/or votes have been posted to our public website, we may respond to surveys that cover specific votes in addition to our voting policies.

On occasion, clients for whom we do not have proxy voting authority may ask us for advice on proxy votes that they cast. A member of the Committee or a Proxy Manager may offer such advice subject to an understanding with the client that the advice shall remain confidential.

Any substantive contact regarding proxy issues from the issuer, the issuer’s agent or a shareholder group sponsoring a proposal must be reported to the Committee if such contact was material to a decision to vote contrary to this Policy.
Routine administrative inquiries from proxy solicitors need not be reported.

4.8    A NOTE REGARDING AB’S STRUCTURE
AB and AllianceBernstein Holding L.P. (“AB Holding”) are Delaware limited partnerships. As limited partnerships, neither company is required to produce an annual proxy statement or hold an annual shareholder meeting. In addition, the general partner of AB and AB Holding, AllianceBernstein Corporation is a wholly-owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

As a result, most of the positions we express in this Proxy Voting Policy are inapplicable to our business. For example, although units in AB Holding are publicly traded on the New York Stock Exchange (“NYSE”), the NYSE Listed Company Manual exempts limited partnerships and controlled companies from compliance with various listing requirements, including the requirement that our board have a majority of independent directors.

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5.    VOTING TRANSPARENCY
We publish our voting records on our website quarterly, 30 days after the end of the previous quarter. Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor. Alternatively, clients may make a written request to the Chief Compliance Officer.

6.    RECORDKEEPING
All of the records referenced below will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than five years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of five years. We maintain the vast majority of these records electronically. We will keep paper records, if any, in one of our offices for at least two years.

6.1    PROXY VOTING AND GOVERNANCE POLICY
The Proxy Voting and Governance Policy shall be maintained in the Legal and Compliance Department and posted on our company intranet and the AB website (https://www.abglobal.com).

6.2    PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES
For US Securities5, AB relies on the SEC to maintain copies of each proxy statement we receive regarding client securities. For Non-US Securities, we rely on ISS, our proxy voting agent, to retain such proxy statements.

6.3    RECORDS OF VOTES CAST ON BEHALF OF CLIENTS
Records of votes cast by AB are retained electronically by our proxy voting agent, ISS.

6.4    RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION
Copies of written requests from clients for information on how AB voted their proxies shall be maintained by the Legal and Compliance Department. Responses to written and oral requests for information on how we voted clients’ proxies will be kept in the Client Group.

6.5    DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS
The Committee is responsible for maintaining documents prepared by the Committee or any AB employee that were material to a voting decision. Therefore, where an investment professional’s opinion is essential to the voting decision, the recommendation from investment professionals must be made in writing to the Proxy Manager.

7.    PROXY VOTING PROCEDURES

7.1    VOTE ADMINISTRATION
In an effort to increase the efficiency of voting proxies, AB uses ISS to act as its voting agent for our clients’ holdings globally.

Issuers initially send proxy information to the custodians of our client accounts. We instruct these custodian banks to direct proxy related materials to ISS’s offices. ISS provides us with research related to each resolution. A Proxy Manager reviews the ballots via ISS’s web platform, ProxyExchange. Using ProxyExchange, the Proxy Manager submits our voting decision. ISS then returns the proxy ballot forms to the designated returnee for tabulation. Clients may request that, when voting their proxies, we utilize an ISS recommendation or ISS’s Taft-Hartley Voting Policy.

If necessary, any paper ballots we receive will be voted online using ProxyVote or via mail or fax.

5 US securities are defined as securities of issuers required to make reports pursuant to §12 of the Securities Exchange Act of 1934, as amended. Non- US securities are defined as all other securities.

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7.2    SHARE BLOCKING
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may abstain from voting those shares.

We seek to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we may abstain from voting. Some markets outside the US require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing our voting instructions.

7.3    LOANED SECURITIES
Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients or custodians recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

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EXHIBIT

PROXY VOTING AND GOVERNANCE COMMITTEE MEMBERS
The members of the Committee establish general proxy policies for AB and consider specific proxy voting matters as necessary. Members include senior investment personnel and representatives of the Legal and Compliance Department and the Operations Department. The Proxy Committee is chaired by Linda Giuliano, Senior Vice President, Chief Administrative Officer-Equities, and Head of Responsible Investment. If you have questions or desire additional information about this Policy, please contact the Proxy Team at: ProxyTeam@ABGlobal.com.

PROXY VOTING AND GOVERNANCE COMMITTEE

•	Vincent DuPont, SVP-Equities

•	Linda Giuliano, SVP-Equities

•	Saskia Kort-Chick, VP-Equities

•	Telmo Martins, VP - Compliance

•	Rajeev Eyunni, SVP - Equities

•	James MacGregor, SVP-Equities

•	Mark Manley, SVP-Legal

•	Ryan Oden, AVP-Equities

•	Neil Ruffell, VP-Operations

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EXHIBIT

PROXY VOTING GUIDELINE SUMMARY

Shareholder Proposal	Board and Director Proposals	For	Against	Case-by-Case
+	Board Diversity			+
+	Establish New Board Committees and Elect Board Members with Specific Expertise			+
	Changes in Board Structure and Amending the Articles of Incorporation	+
	Classified Boards		+
	Director Liability and Indemnification			+
+	Disclose CEO Succession Plan	+
	Election of Directors	+
	Controlled Company Exemption			+
	Voting for Director Nominees in a Contested Election			+
+	Independent Lead Director	+
+	Limit Term of Directorship			+
+	Majority of Independent Directors	+
+	Majority of Independent Directors on Key Committees	+
+	Majority Votes for Directors	+
+	Removal of Directors Without Cause	+
+	Require Independent Board Chairman			+
+	Require Two Candidates for Each Board Seat		+
Compensation Proposals
+	Elimination of Single Trigger Change-in-Control Agreements	+
+	Pro Rata Vesting of Equity Compensation Awards-Change of Control			+
+	Adopt Policies to Prohibit any Death Benefits to Senior Executives		+
+	Advisory Vote to Ratify Directors’ Compensation	+
+	Amend Executive Compensation Plan Tied to Performance (Bonus Banking)		+
	Approve Remuneration for Directors and Auditors			+
	Approve Remuneration Reports			+
	Approve Retirement Bonuses for Directors (Japan and South Korea)			+
	Approve Special Payments to Continuing Directors and Auditors (Japan)			+
+	Disclose Executive and Director Pay			+
+	Exclude Pension Income from Performance-Based Compensation	+
	Executive and Employee Compensation Plans			+
+	Limit Dividend Payments to Executives		+
+	Limit Executive Pay			+

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Shareholder Proposal		For	Against	Case-by- Case
+	Mandatory Holding Periods		+
+	Performance-Based Stock Option Plans			+
+	Prohibit Relocation Benefits to Senior Executives		+
+	Recovery of Performance-Based Compensation	+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote		+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote prior to their being Negotiated by Management			+
+	Submit Survivor Benefit Compensation Plans to a Shareholder Vote	+
Capital Changes and Anti-Take Over Proposals
+	Amend Exclusive Forum Bylaw		+
	Amend Net Operating Loss (“NOL”) Rights Plans	+
	Authorize Share Repurchase	+
	Blank Check Preferred Stock		+
	Corporate Restructurings, Merger Proposals and Spin-Offs			+
	Elimination of Preemptive Rights			+
+	Expensing Stock Options	+
	Fair Price Provisions			+
	Increase Authorized Common Stock			+
	Issuance of Equity without Preemptive Rights	+
	Issuance of Stock with Unequal Voting Rights			+
	Net Long Position Requirement	+
	Reincorporation			+
+	Reincorporation to Another jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance			+
	Stock Splits	+
+	Submit Company’s Shareholder Rights Plan to a Shareholder Vote	+
	Transferrable Stock Options			+
Auditor Proposals
	Appointment of Auditors	+
	Approval of Financial Statements	+
	Approval of Internal Statutory Auditors	+
+	Limit Compensation Consultant Services		+
	Limitation of Liability of External Statutory Auditors (Japan)			+
+	Separating Auditors and Consultants			+
Shareholder Access & Voting Proposals
+	A Shareholder’s Right to Call Special Meetings	+
+	Adopt Cumulative Voting			+
+	Adopt Cumulative Voting in Dual Shareholder Class Structures	+

24

Shareholder Proposal		For	Against	Case-by- Case
+	Early Disclosure of Voting Results		+
+	Implement Confidential Voting	+
	Limiting a Shareholder’s Right to Call Special Meetings		+
+	Permit a Shareholder’s Right to Act by Written Consent	+
+	Proxy Access for Annual Meetings	+
	Reduce Meeting Notification from 21 Days to 14 Days (UK)	+
+	Rotation of Locale for Annual Meeting		+
+	Shareholder Proponent Engagement Process	+
	Supermajority Vote Requirements		+
Environmental & Social, Disclosure Proposals
+	Animal Welfare			+
+	Climate Change			+
+	Carbon Accounting	+
+	Carbon Risk	+
+	Charitable Contributions			+
+	Environmental Proposals			+
+	Genetically Altered or Engineered Food and Pesticides			+
+	Health Proposals			+
+	Pharmaceutical Pricing (US)			+
+	Human Rights Policies and Reports			+
+	Include Sustainability as a Performance Measure (SHP)			+
+	Lobbying and Political Spending	+
+	Other Business		+
+	Reimbursement of Shareholder Expenses		+
+	Sustainability Report			+
+	Work Place: Diversity	+
+	Work Place: Pay Disparity			+

25

EXHIBIT

PROXY VOTING CONFLICT OF INTEREST FORM

Name of Security	Date of Shareholder Meeting

Short Description of the conflict (client, mutual fund distributor, etc.):

1.	Is our proposed vote on all issues consistent with our stated proxy voting policy? If yes, stop here and sign below as no further review is necessary.	☐Yes	☐No

2.	Is our proposed vote contrary to our client’s position? If yes, stop here and sign below as no further review is necessary.	☐Yes	☐No

3.	Is our proposed vote consistent with the views of Institutional Shareholder Services? If yes, stop here and sign below as no further review is necessary.	☐Yes	☐No

Please attach a memo containing the following information and documentation supporting the proxy voting decision:

•	A list of the issue(s) where our proposed vote is contrary to our stated policy (director election, cumulative voting, compensation)

•
A description of any substantive contact with any interested outside party and a proxy voting committee or an AB investment professional that was material to our voting decision. Please include date, attendees, titles, organization they represent and topics discussed. If there was no such contact, please note as such.

•	If the Independent Compliance Officer has NOT determined that the proposed vote is reasonable, please explain and indicate what action has been, or will be taken.

AB Conflicts Officer Approval (if necessary. Email approval is acceptable.):	Prepared by:

I hereby confirm that the proxy voting decision referenced on this form is reasonable.

Print Name: _________________________________
AB Conflicts Officer	Date: ______________________________________

Date: ____________________________________

Please return this completed form and all supporting documentation to the Conflicts Officer in the Legal and Compliance Department and keep a copy for your records.

26

EXHIBIT

STATEMENT OF POLICY REGARDING RESPONSIBLE INVESTMENT
PRINCIPLES FOR RESPONSIBLE INVESTMENT, ESG AND SOCIALLY RESPONSIBLE INVESTMENT

1.	Introduction
AllianceBernstein L.P. (“AB” or “we”) is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters. AB has long recognized that environmental, social and governance (“ESG”) issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment (“PRI” or “Principles”), and Socially Responsible Investing (“SRI”) incorporate ESG factors. PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager’s fiduciary duties to its clients. Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non- financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AB may accept such guideline restrictions upon client request.

2.	Approach to ESG
Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions. If we determine that these aspects of an issuer’s past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement. In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3.	Commitment to the PRI
In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making. Furthermore, our industry has become, over time, more aware of the importance of ESG factors. We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager. Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AB as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1.	We will incorporate ESG issues into investment research and decision-making processes.

AB Examples: ESG issues are included in the research analysis process. In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision- making processes across our firm.

2.	We will be active owners and incorporate ESG issues into our ownership policies and practices.

AB Examples: We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define “engagement” as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

27

EXHIBIT

3.	We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AB Examples: Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable. Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4.	We will promote acceptance and implementation of the Principles within the investment industry.

AB Examples: By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5.	We will work together to enhance our effectiveness in implementing the Principles.

AB Examples: We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses. As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

6.	We will report on our activities and progress towards implementing the Principles.

AB Examples: We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4.    RI Committee

Our firm’s RI Committee provides AB stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI. Additionally, the RI Committee is responsible for assisting AB personnel to further implement our firm’s RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal. The Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer- Equities.

If you have questions or desire additional information about this Policy, we encourage you to contact the RI Committee at
RIinquiries@alliancebernstein.com.

28

Barrow Hanley Mewhinney & Strauss

8. Proxy Voting

BHMS has the responsibility to vote proxies for equity securities for its clients who have delegated this responsibility to us. BHMS’ fiduciary duty requires us to vote the proxies in the best economic interests of our clients, the beneficial owners of the securities. BHMS has adopted this Proxy Voting Policy and maintains written procedures for the handling, research, voting, and reporting of the proxy votes and makes appropriate disclosures about proxy voting on behalf of our clients. Disclosure information about the Firm’s Proxy Voting is included in BHMS’ Form ADV Part 2.

To assist in the proxy voting process, BHMS retains the services of Glass Lewis & Co. Glass Lewis provides:

•	Research on corporate governance, financial statements, business, legal and accounting risks;

•	Proxy voting recommendations, including ESG (Environmental, Social, Governance) voting guidelines;

•	Portfolio accounting and reconciliation of shareholdings for voting purposes;

•	Proxy voting execution, record keeping, and reporting services.

Proxy Oversight Committee, Proxy Coordinators, and Proxy Voting Committee

•
BHMS’ Proxy Oversight Committee is responsible for implementing and monitoring BHMS’ proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures. The Proxy Oversight Committee conducts periodic reviews to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate. The Proxy Oversight Committee is made up of the Chief Compliance and Risk Officer, the Responsible Investing Committee lead, the Manager of Equity Operations, the ESG Research Coordinator, and an at-large portfolio manager.

•
BHMS’ proxy coordinators review and organize the data and recommendations provided by the proxy service. The proxy coordinators are responsible for ensuring that the proxy ballots are routed to the appropriate research analyst based on industry sector coverage. Proxy coordinators are assigned from the equity operations department.

•
BHMS research analysts review and evaluate proxy proposals and make written recommendations to the Proxy Voting Committee to ensure that votes are consistent with the Firm’s analysis and are in the best interest of the shareholders, our clients.

•
BHMS equity portfolio managers are members of the Proxy Voting Committee. Equity portfolio managers vote proxy proposals based on share ownership after giving consideration to BHMS’ Proxy Voting Guidelines, internal research recommendations, and the opinion of Glass Lewis. Proxy votes must be approved by the Proxy Voting Committee before submitting to the proxy service provider.

•	Voting proxies for the Diversified Small Cap Value and Diversified Small/Mid Cap Value accounts is done in accordance with the proxy service provider’s recommendations for the following reasons:

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

◦	Investments are based on a quantitative model. Fundamental research is not performed for the holdings.

◦	The holding period is too short to justify the time for analysis to vote.

Conflicts of Interest

•	Potential conflicts may arise when BHMS invests in equity securities of corporations who are also clients of the Firm. BHMS seeks to mitigate potential conflicts by:

◦	Making voting decisions for the benefit of the shareholder(s), our clients;

◦	Uniformly voting every proxy based on BHMS’ internal research and consideration of Glass Lewis’ recommendations; and

◦	Documenting the votes of companies who are also clients of the Firm.

•
If a material conflict of interest exists, the proxy coordinators will determine whether it is appropriate to disclose the conflict to the affected clients and give the clients an opportunity to vote their proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or accepting the voting recommendation of Glass Lewis.

Other Policies and Procedures

•	BHMS sends a daily electronic transfer of equity positions to the proxy service provider.

•	The proxy service provider identifies accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.

•	BHMS sends a proxy report to clients at least annually (or as requested by client), listing the number of shares voted and disclosing how proxies were voted.

•	Voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.

•	BHMS’ Proxy Voting Guidelines are available upon request by calling: (214) 665-1900, or by e-mailing: clientservices@barrowhanley.com.

•	The proxy coordinators retain the following proxy records for at least seven years:

◦	These policies and procedures and any amendments;

◦	Proxy statements received regarding our clients’ securities;

◦	A record of each proxy we voted;

◦	Proxy voting reports that are sent to clients annually;

◦	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision; and

◦	Records of any client’s request for proxy voting information.

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

Global corporate governance and engagement principles

BLACKROCK

Global corporate governance &
engagement principles

February 2011

Global corporate governance and engagement principles

Contents

Introduction to BlackRock	3

Philosophy on corporate governance	3

Corporate governance, engagement and voting	4

Boards and directors	4

Accounting and audit-related issues	5

Capital structure, merger, asset sales and other special transactions	5

Remuneration and benefits	6

Social, ethical, and environmental issues	6

General corporate governance matters	7

BlackRock’s oversight of its corporate governance activities	7

Oversight	7

Vote execution	7

Conflicts management	8

Voting guidelines	9

Reporting	9

Global corporate governance and engagement principles

Introduction to BlackRock

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world.  With more than $3.56 trillion1 in assets under management, BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds.  Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients.  We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership:  companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share.  Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors.  Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws.  Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure.  In order to exercise these rights in their own best interests, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

Our focus is on the board of directors, as the agents of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed.  The board should provide direction and leadership to the management and oversee their performance.  Our starting position is to be supportive of boards in their oversight efforts on our behalf and the items of business they put to a shareholder vote at shareholder meetings.  Votes against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out our approach to engaging with companies, provide guidance on our position on the key aspects of corporate governance and outline how these might be reflected in our voting decisions.  Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market.  However, we do believe that there are some overarching principles of corporate governance that apply globally.  We assess voting matters on a case-by-case basis and in light of a company’s unique circumstances.  We are interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company.  These ownership responsibilities include, in our view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation.  Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures.  BlackRock’s approach to oversight in relation to its corporate governance activities is set out in the section titled “BlackRock’s oversight of its corporate governance activities” below.

[1] Assets under management are approximate, as of December 31, 2010, and are subject to change.

Global corporate governance and engagement principles

 Corporate governance, engagement and voting

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles.  The primary objective of our corporate governance activities is the protection and enhancement of our clients’ investments in public corporations.  Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation.  We discuss below the principles under six key themes.  In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

*	Boards and directors
*	Accounting and audit-related issues
*	Capital structure, mergers, asset sales and other special transactions
*	Remuneration and benefits
*	Social, ethical and environmental issues
*	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders.  Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders we will engage with the company and/or use our vote to encourage better practice.  In making voting decisions, we take into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed.  Engagement also allows us to share our philosophy and approach to investment and corporate governance with issuers to enhance their understanding of our objectives.  There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.
 Boards and directors
 The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests.  Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company.  For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

*	establishing an appropriate corporate governance structure;
*	overseeing and supporting management in setting strategy;
*	ensuring the integrity of financial statements;
*	making decisions regarding mergers, acquisitions and disposals;
*	establishing appropriate executive compensation structures; and
*	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.
There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted.  Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders.  We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members.  Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

Global corporate governance and engagement principles

BlackRock believes that directors should stand for re-election on a regular basis.  We assess directors nominated for election or re-election in the context of the composition of the board as a whole.  There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee.  We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders.  Common impediments to independence include but are not limited to:

*	current employment at the company or a subsidiary;
*	former employment within the past several years as an executive of the company;
*	providing substantial professional services to the company and/or members of the company’s management;
*	having had a substantial business relationship in the past three years;
*	having, or representing a shareholder with, a substantial shareholding in the company;
*	being an immediate family member of any of the aforementioned; and
*	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it.  Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director.  The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations.  The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members.  BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning.  We believe that directors are in the best position to assess the optimal size for the board but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors.  BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters.  In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters.  An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition.  We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function.  We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management.  To that end, we believe it is important that auditors are, and are seen to be, independent.  Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained.  Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, merger, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors.  Pre-emption rights are a key protection for shareholders against the dilution of their interests.

Global corporate governance and engagement principles

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders.  Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it.  We will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value.  We would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length.  We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own.  Where the transaction does involve related parties we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction.  In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights.  Such mechanisms can serve to protect and entrench interests other than those of the shareholders.  We believe that shareholders are broadly capable of making decisions in their own best interests.  We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests.  We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize.  We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice.  We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures.  We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders.  We are not supportive of one-off or special bonuses unrelated to company or individual performance.  We support incentive plans that payout rewards earned over multiple and extended time periods.  We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance.  Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract.  Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf.  It is within this context that we undertake our corporate governance activities.  We believe that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed.  This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company.  The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place.  This helps shareholders assess how well management are dealing with the SEE aspects of the business.  Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately.  Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters.  In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

Global corporate governance and engagement principles

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients.  We expect investee companies to comply, as a minimum, with the laws and regulations of the jurisdictions in which they operate.  They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest.  In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these.  The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management.  BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BlackRock’s oversight of its corporate governance activities

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes.  The Global Corporate Governance Group reports in to the equity business and is considered an investment function. BlackRock maintains regional oversight committees (“corporate governance committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals.  All the regional committees report up to the Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional committee.  The committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines.  The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committees’ mandate.  The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance.  The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast.  The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.  The Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate.  BlackRock’s Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.
 Vote execution
 BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market.  The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees.  The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

Global corporate governance and engagement principles

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies.  These issues include but are not limited to:  (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.  We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis.  In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts.  In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment.  Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates.  Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

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BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each committee’s jurisdiction.

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The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context.  The Corporate Governance Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process.  In addition, the Committee receives periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Committee.

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BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees.  The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

Global corporate governance and engagement principles

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BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities.  In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder.  Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy-related client service levels are met.  The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

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In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.  The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination.  Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests.  The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes.  Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted.  Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions.  In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The attached issue-specific voting Guidelines for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest.  These Guidelines are not intended to be exhaustive.  BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.  As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance.  Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required.  In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

Brown Advisory, LLC

PROXY VOTING POLICY ON SECURITIES

The firm receives proxy ballots on behalf of clients and shall vote such proxies consistent with this Policy, which sets forth the firm’s standard approach to voting on common proxy questions.1 In general, this Policy is designed to ensure that the firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities.

Clients may, at any time, opt to change their proxy voting authorization. Upon notice that a client has revoked the firm’s authority to vote proxies, the firm will forward any relevant research the firm obtains to the party that will assume proxy voting authority, as identified by the client.

To facilitate the proxy voting process, the firm has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an unbiased, unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations. In addition, the firm subscribes to Glass Lewis’s proxy vote management system, which provides a means to receive and vote proxies, as well as services for record- keeping, auditing, reporting and disclosure regarding votes.

On a regular basis, the firm’s portfolio managers are supplied with a list of upcoming proxies issued for companies that are actively recommended by the firm. Except in situations identified as presenting material conflicts of interest, the portfolio manager who follows an issuer may make the final voting decision based on a variety of considerations, including their review of relevant materials, their knowledge of the company, and Glass Lewis recommendations. In circumstances where the firm’s managers do not provide a vote recommendation, proxies will be voted according to Glass Lewis recommendations, unless specific guidelines provided to Glass Lewis by the firm specify otherwise. Proxies are generally voted in accordance with Glass Lewis recommendations for all client types, as described further herein.

In keeping with its fiduciary obligations to clients, the firm considers each proxy voting proposal on its own merits and an independent determination is made based on the relevant facts and circumstances. Proxy proposals include a wide range of matters. The firm generally votes with management on routine matters and takes a more case-by-case approach regarding non-routine matters. For socially responsible investing (“SRI” or “green”) clients, the firm follows Glass Lewis guidelines that focus on enhanced environmental, social and governance practices (“ESG Guidelines”). For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines. Although Glass Lewis

1 The firm votes proxies on behalf of separate account clients, firm-managed mutual fund shareholders, and, where applicable, employee benefit plan participants and beneficiaries.

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guidelines are generally followed, the firm may depart from these guidelines when it deems such departure necessary in the best interest of the client.

Below is a summary of guidelines, based on the Glass Lewis approach, for voting on common proxy questions. Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.

Management Recommendations
Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. Although proxies with respect to most issues are voted in line with the recommendation of the issuer’s management, the firm will not blindly vote in favor of management. The firm will not support proxy proposals or positions that compromise clients’ best interests or that the firm determines may be detrimental to the underlying value of client positions.

Routine Matters
Election of Directors.
Although proxies will typically be voted for a management-proposed slate of directors, the firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so. Some of these reasons include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.

The firm generally supports independent boards of directors comprised of members with diverse backgrounds, a breadth and depth of relevant experience, and a track record of positive performance. Management proposals to limit director liability consistent with state laws and director indemnification provisions will be supported because it is important for companies to be able to attract qualified candidates.

Separation of the roles of Chairman and CEO is supported, but the firm will not typically vote against a CEO who serves as chairman or director. In the absence of an independent chairman, however, the firm supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairman.

The firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the service of independent directors on such committees best protects and enhances the interests of shareholders. Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the firm will typically vote against the chair of the compensation committee.

Voting

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The firm generally supports proposals to require a majority vote standard for the election of directors, rather than plurality voting. Proposals seeking to allow cumulative voting will be supported where the issuer does not have majority voting for the election of directors. Annual election of directors is supported, whereas the firm will vote against efforts to created staggered or classified boards. The firm supports a simple majority voting structure, since supermajority vote requirements impede shareholder action on important ballot items.

Appointment and Rotation of Auditors
Management recommendations regarding selection of an auditor shall generally be supported, but the firm will not support the ratification of an auditor when there is a lack of independence, accounting irregularity or negligence by the auditor. Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues. The firm will generally support proposals for mandatory auditor rotation with reasonable frequency (usually not less than five to seven years).

Changes in State of Incorporation or Capital Structure
Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer. The firm will generally vote against reincorporation where the financial benefits are minimal and there is a decrease in shareholder rights. Shareholder proposals to change the company’s place of incorporation will only be supported in exceptional circumstances.

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Because adequate capital stock is important to the operation of a company, the firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan. Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.

Non-Routine Matters
Corporate Restructurings, Mergers and Acquisitions
These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights
The firm favors proposals that are likely to promote shareholder rights and/or increase shareholder value. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.

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Anti-takeover Issues
Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, taking into account the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial. Although the firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the firm supports proposals that allow shareholders to vote on whether to implement a “poison pill” plan (shareholder rights plan). In certain circumstances, the firm will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ provision. The firm supports anti- greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.

Shareholder Action
The firm supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders (e.g., 10-15%) requesting such a meeting. Proposals that allow shareholders to act by written consent are also supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting.

Executive Compensation.
Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by- case basis to ensure that the long-term interests of management and shareholders are properly aligned. Share count and voting power dilution should be limited.

The firm generally favors the grant of options to executives, since options are an important component of compensation packages that link executives’ compensation with their performance and that of the company. The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value. The firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.

Proposals to reprice or exchange options are reviewed on a case-by-case basis, but are generally opposed. The firm will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.

Although matters of executive compensation should generally be left to the board’s compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis. The firm typically opposes caps on executive stock options, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value.

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The firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation. Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation. Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the firm will generally vote against a say-on-pay proposal. The firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.

Environmental, Social and Governance Issues
Shareholder proposals regarding environmental, social and governance issues are evaluated on a case-by-case basis. In general, such proposals will not be supported if they are not supported by management, unless they would have a clear and direct positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer. Although policy decisions are typically better left to management and the board, the firm may vote in favor of a reasonable shareholder proposal if supporting the proposal will mitigate significant risk to long-term shareholder value stemming from governance practices, environmental regulation, or legal and reputational issues. Companies should disclose such risks and efforts to mitigate them. In egregious cases where a company has not adequately mitigated such risks, the firm may vote against directors.

Given that the firm’s SRI clients may approach environmental, social and governance issues from a different perspective, the firm follows Glass Lewis ESG Guidelines when voting proxies for SRI clients.

Taft-Hartley Clients and Socially Responsible Investing (“SRI”) Clients
For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines, which entail an additional level of analysis relevant to the fiduciary responsibility of Taft-Hartley investors. These guidelines comply with the fiduciary duties imposed by the Taft Hartley Labor Act and ERISA, and the guidelines are consistent with American Federation of Labor and Congress of Industrial Organizations (“AFL-CIO”) guidelines and annual Key Vote Survey. Similarly, for SRI clients, the firm follows the Glass Lewis ESG Guidelines, which focus on disclosure and mitigation of company risk with regard to environmental, social and governance issues. Both sets of guidelines generally support proposals relating to compliance with environmental laws, health and safety regulations, nondiscrimination laws, and international labor or human rights standards, including proposals that tie executive compensation to such issues. For example, the ESG guidelines recognize that environmental, social and governance performance factors should be an important component in evaluating executive performance and compensation.

Companies’ labor practices, including compliance with Equal Employment Opportunity Commission (“EEOC”) requirements and treatment of union members, are considered when evaluating director performance for Taft- Hartley clients and determining whether to support various shareholder proposals. Increased diversity in board membership is also generally supported. For SRI clients, proposals that seek to evaluate overall director

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performance based on environmental and social criteria are generally supported, including evaluating directors’ commitment to establishing broad sustainable business practices with regard to reporting on and mitigating environmental, social and governance risks.

For both types of clients, International Labor Organization standards are supported and companies are encouraged to adopt such standards. Where a company has violated international human rights standards, review of director performance and oversight is warranted. Further, if directors have not provided adequate oversight to ensure that basic human rights standards are met, or if a company is subject to regulatory or legal action due to human rights violations, the firm will consider voting against certain directors on behalf of its Taft Hartley and SRI clients.

Proposed mergers or acquisitions are examined somewhat differently for Taft Hartley clients and SRI clients than for other clients. Whereas the firm generally examines whether a transaction is likely to maximize shareholder return, for Taft Hartley clients and SRI clients, the firm will support shareholder proposals seeking the company to consider effects of the transaction on the company’s stakeholders.

Further, for SRI clients and Taft Hartley clients, consideration is given to a company’s impact on the environment, so the firm will consider withholding votes from, or voting against, directors who do not exercise their fiduciary duty as it relates to environmental risk. Indeed, any proposal requesting that a company adopt a policy concerning these matters will be scrutinized to ensure it seeks enhanced environmental disclosure or practices and does not limit environmental disclosure or consideration. For SRI clients, proposals are scrutinized if they request that a company adopt a policy concerning bioengineering or nanotechnology. Further, consideration is given to a company’s impact on the environment, as well as the regulatory risk a company may face by not adopting environmentally responsible policies.

For both Taft Hartley clients and SRI clients, proposals requesting the following actions will generally be supported:

Governance & Business Ethics

•	increased disclosure of a company’s business ethics and code of conduct, as well as of its activities that relate to social welfare;

•	development of sustainable business practices, such as animal welfare policies, human rights policies, and fair lending policies; and

•	disclosure of a company’s lobbying practices and political and charitable spending.

Labor Standards & Human Rights

•	enhanced rights of workers, and consideration of the communities and broader constituents in the areas in which companies do business;

•	increased disclosure regarding impact on local stakeholders, workers’ rights and human rights;

•	adherence to codes of conduct relating to labor standards, human rights conventions and corporate responsibility; and

•	independent verification of a company’s contractors’ compliance with labor and

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human rights standards.

Environment, Health & Safety

•	adoption of the Equator Principles - a benchmark regarding social and environmental risk in project financing;

•	improved sustainability reporting and disclosure about company practices which impact the environment;

•	increased disclosure of environmental risk, compliance with international environmental conventions and adherence to environmental principles;

•	development of greenhouse gas emissions reduction goals, recycling programs, and other proactive means to mitigate a company’s environmental impact;

•	consideration of energy efficiency and renewable energy sources in a company’s development and business strategy;

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increased disclosure regarding health and safety issues, including the labeling of the use of genetically modified organisms, the elimination or reduction of toxic emissions and use of toxic chemicals in manufacturing, and the prohibition of tobacco sales to minors;

•	reporting on a company’s drug reimportation guidelines, as well as on ethical responsibilities relating to drug distribution and manufacture; and

•	additional safety standards regarding these matters.

International Corporate Governance
For actively recommended issuers domiciled outside the United States, the firm may follow Glass Lewis’s international proxy voting guidelines, including, in certain circumstances, country-specific guidelines.

Conflicts of Interest
A “conflict of interest” means any circumstance when the firm or one of its affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity (including officers and directors thereof), and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. For example, a perceived conflict of interest may exist if an employee of the firm serves as a director of an actively recommended issuer, or if the firm is aware that a client serves as an officer or director of an actively recommended issuer. Conflicts of interest will be resolved in the best interest of the client.

The firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters and Immaterial Conflicts
The firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy. A conflict of interest will be considered material to the extent that it is determined that such conflict

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has the potential to influence the firm’s
decision-making in voting a proxy. Materiality determinations will be made by the Chief Compliance Officer or designee, in consultation with counsel, based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters

If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non-routine or is not covered by this Policy, then to avoid any potential conflict of interest:

i)	in the case of a Fund, the firm shall contact the Fund board for a review and determination;

ii)
in the case of all other conflicts or potential conflicts, the firm may “echo vote” such shares, if possible, which means the firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; or

iii)	in cases when echo voting is not possible, the firm may defer to Glass Lewis recommendations or confer with counsel to ensure that the proxy is voted in the best interest of the client.

If the aforementioned options would not ameliorate the conflict or potential conflict, then the firm may abstain from voting, as described below.

Abstention
In recognition of its fiduciary obligations, the firm generally endeavors to vote all proxies it receives. However, the firm may abstain from voting proxies in certain circumstances. For example, the firm may determine that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

CAUSEWAY CAPITAL MANAGEMENT LLC
PROXY VOTING POLICIES AND PROCEDURES

Overview

As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, Causeway Global Absolute Return Fund, and Causeway International Small Cap Fund (collectively, the “Funds”), for which it serves as investment adviser. In addition, Causeway votes the proxies of companies owned by institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.

Proxies are voted solely in the best interests of the client, the Funds’ shareholders or, where employee benefit assets are involved, in the best interests of plan participants and beneficiaries (collectively “clients”). Causeway’s intent has always been to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations.
Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The Chief Operating Officer of Causeway supervises the proxy voting process. Proxy voting staff monitor upcoming proxy votes, review proxy research, identify potential conflicts of interest and escalate such issues to the Chief Operating Officer, receive input from portfolio managers, and ultimately submit proxy votes in accordance with these Proxy Voting Policies and Procedures. The Chief Operating Officer has final decision- making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway currently uses Institutional Shareholder Services Inc. (“ISS”) for proxy research, which assists the decision-making process, and for proxy voting services, which include organizing and tracking pending proxies, communicating voting decisions to custodian banks, and maintaining records.

Proxy Voting Guidelines

Causeway will generally vote on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.

Causeway’s proxy voting guidelines are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value;
(i)maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the

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reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with the day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.

Causeway generally votes for:

•	distributions of income

•	appointment of auditors

•	director compensation, unless deemed excessive

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boards of directors - Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders.

•	financial results/director and auditor reports

•	share repurchase plans

•	changing corporate names and other similar matters

Causeway generally votes the following matters on a case-by-case basis:

•	amendments to articles of association or other governing documents

•	changes in board or corporate governance structure

•	changes in authorized capital including proposals to issue shares

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compensation - Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients. Causeway evaluates compensation plans on a case-by-case basis. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.

•	debt issuance requests

•	mergers, acquisitions and other corporate reorganizations or restructurings

•	changes in state or country of incorporation

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•related party transactions

Causeway generally votes against:

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anti-takeover mechanisms - Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.

•	Causeway generally opposes cumulative voting and attempts to classify boards of directors.

Causeway generally votes with management regarding:

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social issues - Causeway believes that it is management’s responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. Causeway will oppose social proposals that it believes will be a detriment to the investment performance of a portfolio company.

Conflicts of Interest

Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major business partner or vendor for Causeway.
Causeway may also have a conflict if Causeway personnel have significant business or personal relationships with participants in proxy contests, corporate directors or director candidates.

The Chief Operating Officer will determine the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or $3,000,000 of Causeway’s revenues reasonably expected for the current fiscal year, whichever is less; (2) represents 2.5% or $2,000,000 of revenues of an affiliate reasonably expected for the current fiscal year, whichever is less; or (3) may not directly involve revenue to Causeway or its affiliates, but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates, such as a primary service provider of an affiliate or fund managed and sponsored by Causeway, or a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.

The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.
Proxy voting staff will seek to identify potential conflicts of interest in the first instance and escalate relevant information to the Chief Operating Officer. The Chief Operating Officer

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will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.

Proxy voting staff will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.

Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest.
For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel and Chief Compliance Officer decides if they involve a material conflict of interest.

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:

•	If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.

•
If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS. If Causeway seeks to follow the recommendation of a third party, the Chief Operating Officer will assess the party’s capacity and competency to analyze the issue, as well as the party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.

To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships, and proxy votes involving issuers where a significant relationship has been identified by the proxy research provider will be reviewed by the Chief Operating Officer.

Practical Limitations Relating to Proxy Voting

While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These

June 30, 2016

problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney to facilitate Causeway’s voting instructions. As a result, Causeway will only use its best efforts to vote clients’ non-US proxies and Causeway may decide not to vote a proxy if it determines that it would be impractical or disadvantageous to do so.

In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

For clients with securities lending programs, Causeway may not be able to vote proxies for securities that a client has loaned to a third party. Causeway recognizes that clients manage their own securities lending programs. Causeway may, but is not obligated to, notify a client that Causeway is being prevented from voting a proxy due to the securities being on loan. There can be no assurance that such notice will be received in time for the client, if it so chooses, to recall the security.

June 30, 2016

Columbus Circle Investors

PROXY VOTING POLICY
020918

I.	PROCEDURES

Pursuant to certain terms within a Client’s investment management agreement, Columbus Circle Investors (CCI) generally accepts authority to vote proxies for the securities held in the Client’s investment account(s). In such instances, CCI retains the final authority and responsibility for such proxy voting, subject to any Client-specific restrictions or voting instructions. In the event a particular Client elects to retain proxy voting authority, CCI will consult with clients regarding proxy voting decisions. CCI provides a proxy voting policy summary to all new Clients as a component of the Form ADV Part 2 Brochure. Clients may request a copy of this policy, at any time, by contacting CCICompliance@columbus.com.

In addition to voting proxies for clients, CCI:

•
Provides Clients with a concise summary of its proxy voting policy, including information on how Clients may obtain a copy of the proxy voting policy, and information on how specific proxies related to each respective investment account were voted.

•	Applies its proxy voting policy according to the following voting guidelines and utilizes Institutional Shareholder Services (ISS) to keep records of votes for each Client.

•
Maintains proxy voting records for inspection by each Client and/or governmental agency in order to assist such parties in determining whether all proxies were voted and whether such votes were consistent with policy.

•	Monitors the proxy voting process for any potential conflicts of interest and maintains processes to address such issues appropriately.

•	Maintains this written proxy voting policy (which may be updated and supplemented from time to time).

CCI’s Chief Administrative Officer, will maintain CCI’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact CCI’s Chief Administrative Officer (CAO).

II.    VOTING GUIDELINES

While no issue is considered "routine," CCI’s Operating Committee has adopted certain general voting parameters (outlined below) for addressing various proposals when there are no extenuating circumstances (i.e., when no company-specific reason exists for voting differently).

To assist in its voting process, CCI has engaged Institutional Shareholder Services (ISS), an independent third party that specializes in providing a variety of fiduciary-level, proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. CCI has delegated voting authority to ISS so that Clients’ proxies will be voted consistent with the parameters contained herein. In addition, ISS provides CCI with reports reflecting proxy voting activities within CCI's client portfolios thereby allowing CCI to monitor such delegated responsibilities.

In instances where ISS determines extenuating company-specific circumstances exist that would mandate special consideration of the application of these voting parameters, or in instances where CCI’s voting guidelines are silent, ISS will refer the proxy proposal directly to CCI’s Chief Administrative Officer’s (or an appropriate designee in his absence) for review and vote instruction.

In connection with the specific proxy voting guidelines that follow, in general, all guidelines will be implemented as per ISS’ implementation processes and definitions, and as market practice permits, based on recommended best practices and local governance standards.

Management Proposals

When voting on ballot items that are fairly common management-sponsored initiatives, CCI generally, although not always, VOTES FOR the following proposals:

•    “Normal” elections of directors
•    Approval of auditors/CPA
•    Directors’ liability and indemnification
•    General updating/corrective amendments to charter
•    Elimination of cumulative voting
•    Elimination of preemptive rights

•	Separation of chairman and chief executive posts

•	Adjournment of a meeting unless ISS Benchmark recommends a vote against management on this proposal

1.	When voting items that have a potential substantive financial or best interest impact, CCI generally (although not always) VOTES FOR the following proposals:

•	Capitalization changes that eliminate other classes of stock and voting rights

•	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs

•	Stock purchase plans with an exercise price of not less than 85% FMV

•	Stock-based compensation plans that are incentive based and not excessive

•	Reductions in supermajority vote requirements

•	Adoption of anti-greenmail provisions

•	Say on Pay, Frequency and Golden Parachute when in support of advisory shareholder votes and in support of management compensation not deemed excessive

•
Proposals seeking to prohibit acceleration of the vesting of equity awards to senior executives in the event of a change-in-control (except pro-rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control)

3.	When voting items which have a potential substantive financial or best interest impact, CCI generally (although not always) VOTES AGAINST the following proposals:

a.	Anti-Takeover, Auditors, Bylaws, Capitalization, Compensation, Poison Pill

•	Changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

•	Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

◦	Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

◦	Reincorporation into a state that has more stringent anti-takeover and related provisions

◦	Amendments to articles which relax quorum requirements for special resolutions

◦	Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

◦	Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding

◦
Exclusive venue charter provisions if the company has not sufficiently proven that it has been materially harmed by shareholder litigation outside its jurisdiction of incorporation or if the company does not have sufficient governance features in place

◦	Proposals seeking to restrict or prohibit shareholders’ ability to call special meetings

◦	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

◦	Adoption of option plans/grants to directors or employees of related companies

◦	Lengthening internal auditors’ term in office to four years

◦	Audit committee for excessive non-audit fees

b.	Discharging directors, auditors, members of the management board and/or the supervisory board

•	If there are egregious governance issues where shareholders will bring legal action against the company or its directors

•	If there are specific concerns about actions of the board such as criminal wrongdoing or breach of fiduciary responsibilities

c.	Director-Related

•	Proposals to classify a board

•	Lengthening of terms of directors

•	Director(s) directly responsible for a company’s fraudulent or criminal act

•	Director(s) for malfeasance or illegal/unethical activity or scandal

•	Director(s) who holds both the offices of chairman and CEO as market practice permits based on recommended best practices and local governance standards

•
Directors who serve as members of the Audit Committee and a material weakness has risen to a level of serious concern, there are chronic internal control issues, or if there is an absence of established effective control mechanisms

•	Directors who attended less than 75% of the board and committee meetings during the previous fiscal year (absent a valid excuse)

•	Directors when nominee is an affiliated director based on an interlocking directorship with a company executive

•	Directors when nominee is not a CEO and sits on more than 6 public company boards

•	Directors when nominee is non-independent and the board lacks an audit, compensation or nominating committee

•	Directors who are non-independent and the full board fails to meet best market standards with respect to board independence requirements

•	Directors who are non-independent and serve on key committees as market practice permits based on recommended best practices and local governance standards

•	Incumbent directors if the board adopted or renewed a poison pill without shareholder approval during the current or prior year

•	Incumbent directors if the board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year

•
Incumbent directors if, at the previous board election, any director received more than 50% withhold/ against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote

•	Incumbent directors if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights

4.
In instances of ISS referrals, issues that are company-specific or which have extenuating circumstances warranting addition review, or on issues where Columbus Circle’s proxy voting guidelines are silent, CCI generally votes on a case-by-case basis.

B.	Shareholder Proposals

Another expression of active involvement is the voting of shareholder proposals. CCI evaluates and supports those shareholder proposals that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support... often not even enough to meet SEC refiling requirements in the following year; however, the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation) of the shareholder proposal proponent can affect the outcome on a shareholder proposal vote.

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders (i.e., beneficiaries) and in light of economic impact.

1.	When voting shareholder proposals, CCI generally (although not always) VOTES FOR the following proposals:

•	Auditor attendance at the annual meeting of shareholders

•	Annual election of the board

•	Equal access to proxy process

•	Submission of shareholder rights plan poison pill to vote or redeem

•	Reduction or elimination various anti-takeover related provisions

•	Reduction or elimination of super-majority vote requirements

•	Anti-greenmail provisions

•	Submission of audit firm ratification to shareholder votes

•	Audit firm rotations every five or more years

•	Requirement to expense stock options

•	Establishment of holding periods limiting executive stock sales

•	Report on executive retirement benefit plans

•	Requirements for two-thirds of board to be independent

•	Separation of chairman and chief executive posts

•	Adoption of a majority of votes cast standard for directors in uncontested elections, unless no carve-out for a plurality vote standard in contested elections exists

•	Requirements for an independent board chairman

2.	When voting shareholder proposals, CCI generally (although not always) votes AGAINST the following proposals:

•	Requirements for directors to own large amounts of stock before being eligible for election

•	Restoration of cumulative voting in the election of directors

•
Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

•
Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles

•	Restrictions banning future stock option grants to executives except in extreme cases

•	Proposals to restrict or prohibit shareholders’ ability to act by written consent

•	Proposals to restrict or prohibit shareholders’ ability to call special meetings

3.	In instances of certain shareholder proposals, CCI generally votes such proposals on a case-by- case basis:

•
Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined

•	Requirements that stock options be performance-based

•	Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

•	Shareholder access to nominate board members

•	Requiring offshore companies to reincorporate into the United States

CCI’s staff participates in national forums and maintains contacts with corporate representatives; however, to date, CCI has not actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities (and others that could be considered expressions of activism) are not under consideration at this time. Should a particular equity issuer’s policy become of concern, CCI will continue to utilize the evaluation and voting process as the first level of monitoring and communication with the issuer.

III.	OUTSIDE ACTIVITIES & CONFLICTS OF INTEREST

CCI will monitor its proxy voting process for material conflicts of interest. In light of the above- described policy, most votes are executed based on overall voting guidelines rather than the specific application to a particular company thereby eliminating the effect of any potential conflict of interest.

CCI has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist and will assess the impact of any conflicts of interest no less than annually. As of the date of this policy, CCI may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.

In the event of a vote involving a conflict of interest that does not meet the specific parameters outlined above, or which requires additional company-specific decision-making, CCI will vote according to ISS’ voting recommendation. In the rare occurrence that ISS does not provide a recommendation, CCI may seek Client consent on the issue.

DD J CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES Updated March 13, 2012
I.Overview

In accordance with the fiduciary duties owed to our clients and Rule 206(4)-6 promulgated by the Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940 (the "Advisers Act"), DDJ Capital Management, LLC ("DDI"), a registered investment adviser, has adopted and implemented these Proxy Voting Policies and Procedures (the "Policies") that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients. Because our authority to vote proxies on behalf of our clients is established by our advisory contracts with such clients, the Policies have been tailored to reflect these specific contractual obligations.1 The Policies also reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).
II.Statement of Proxy Voting Policy
It is the policy of DDJ to vote all proxies in the best interests and for the benefit of its clients. We believe that this means voting in accordance with our judgment as to what voting decision is most likely to maximize total return to the client as an investor in the company whose securities are being voted, including, where applicable, returns to the client on positions held in non-voting securities of that issuer or securities of other issuers that may be materially affected by the outcome of the vote.
DDJ primarily manages investments in high-yield and distressed debt, rather than equity, securities. As a result, DDJ does not receive proxies in connection with most of our clients' investment positions. However, certain of our client accounts do hold equity securities. Many of the proxies received by DDJ with respect to securities held in client accounts relate to special situations, such as the restructuring of an issuer that is emerging or recently emerged from bankruptcy, that is in financial distress or that has significant debt obligations but improving fundamentals. DDJ believes that it is not appropriate, in most cases, to vote proxies with respect to the securities of such issuers in accordance with fixed, pre-determined guidelines. Accordingly, DDJ generally reviews and makes a voting decision on each matter presented in such proxy on an individual, case-by-case basis. DDJ generally gives similar, case-by-case treatment to proxies with respect to securities of other issuers, with the exception of routine matters noted below. Normally, voting decisions are made by the portfolio manager or research analyst responsible at the time of the vote for monitoring the corporate events of the particular
1 Certain clients may withhold proxy voting authority from DDJ. In such instances, DDJ will not vote any proxies received with respect to the underlying client account, though DDJ may provide consultation to such client in advance of any applicable voting deadline.

issuer of the securities to be voted. DDJ believes such individualized consideration of proxy voting decisions best serves our clients' interests. For certain more routine matters that are commonly presenting to shareholders for vote and that do not involve issuers in special situations or other circumstances requiring individual analysis, DDJ has established general voting guidelines that are set forth in Section VJJ of these Policies. However, with respect to any particular proxy, DDJ is not obligated to follow these general voting guidelines.
In certain circumstances, DDJ may elect to not vote proxies with respect to securities held in client accounts, including, but not limited to, situations where (a) the securities are no longer held in a client's account; (b) the proxy or related materials are not received in sufficient time to allow DDJ to analyze the material or cast an informed vote by the voting deadline; or (c) DDJ concludes that the costs of voting a proxy outweigh any potential benefits to its clients.
III. Proxy Voting Procedures
DDJ has designated an internal proxy administrator (the "Administrator"). The Administrator is responsible for coordinating the review and voting of client proxies. With respect to pending proxy matters, the Administrator reviews on a regular basis the information provided to us electronically by the custodians for our clients (generally, in whose name (or nominee name) the security has been registered).2 Upon concluding that a proxy has been distributed to shareholders by an issuer in which a client has a long position, the Administrator monitors incoming regular mail for paper copies of such proxies. The Administrator follows up directly with the custodian, issuer and/or Automatic Data Processing, Inc. ("ADP") in the event that the issuer (or other shareholder service) has not timely delivered such paper proxy to DDJ.
Following receipt of a proxy, the Administrator reviews the proxy and the matters to be voted therein. The Administrator also cross-checks the shareholdings information contained in the proxy with the applicable client holdings report to confirm that the ownership information on file with ADP, the custodian and/or the issuer matches our internal records; to the extent that it does not, the Administrator will attempt to reconcile the discrepancy directly with the applicable custodian. Furthermore, any material conflicts of interest identified by the Administrator are resolved as described in Section IV below. The Administrator then distributes the proxy to the applicable portfolio manager or research analyst so that s/he can review the proxy in accordance with the procedures outlined in Section II above. If the portfolio manager or research analyst is aware of any matter that may constitute a material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the portfolio manager or research analyst will return the completed proxy to the Administrator. The Administrator then provides the Chief Compliance Officer (or a designee) with a copy of the completed proxy for review. If the Chief Compliance Officer is aware of any material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the Administrator votes the proxy in accordance with the instructions provided by the portfolio manager or research analyst typically either

2 DDJ may also review ProxyEdge, an electronic proxy notification and voting service to which DDJ subscribes, for information regarding proxy voting.

electronically (typically via www.proxyvote.com) or via paper ballot, as applicable.3 After the Administrator has voted the proxy, the Administrator keeps a copy of the proxy, together with a completed internal checklist of proxy procedures maintained by DDJ (the form of which is attached hereto as Exhibit A), for record keeping purposes.
In the event that the Administrator is out of the office, the DDJ Head Trader assumes responsibility for the timely internal distribution and voting of proxies.
IV. Conflicts of Interest
From time to time, DDJ (and/or its affiliates) may have a material conflict of interest with respect to a matter to be voted. For example, it is possible that DDJ (or one of its affiliates) may have a very significant business relationship with either the company whose stock is being voted, the person soliciting the proxy or a third party that has a material interest in the outcome of the proxy vote. If the Administrator identifies or is notified of a potential material conflict of interest, the Administrator will convene a meeting of DDJ's internal proxy committee, which has been created to address situations when such conflicts arise. The internal proxy committee, which consists of one or more members of the DDJ legal department and such other DDJ personnel as may be designated to serve on the committee from time to time, will then meet to determine whether voting on such proxy matter presents a material conflict of interest. In the event that the internal committee concludes that there is a material conflict of interest, DDJ generally will request a waiver of the conflict or voting instructions from the client, a representative of the client or an appropriate independent third party. Specifically:

•
for investment fund clients of DDJ that have established an independent board of advisors, DDJ will disclose the conflict to such board of advisers of the applicable investment fund, and either vote the proxy as instructed by the applicable board or obtain a waiver for DDJ to vote the proxy;

•
for investment fund clients of DDJ that have not established a board of advisors, DDJ will disclose the conflict (a) to such fund's independent accountants or another unaffiliated third party advisor selected by DDJ, and vote the proxy in accordance with the instructions of such proxy advisor, or (b) to the underlying investors (e.g., limited partners) of such investment fund and seek either voting instructions or a waiver of the conflict directly from a majority in interest with respect to such investors;

•
for any commingled vehicle established as a trust, DDJ will disclose the conflict to the trustee of such entity (provided that the trustee is unaffiliated with DDJ), and seek either voting instructions or a waiver of the conflict from such trustee;

•
for ERISA accounts, DDJ will disclose the conflict to the plan sponsor, trustee or other named fiduciary for the plan and seek either voting instructions or a waiver of the conflict from such fiduciary; and

•	for other non-ERISA separate accounts, DDJ will disclose the conflict to the underlying client and seek either voting instructions or a waiver of the conflict directly from such client.

3 In certain cases, depending on the voting authority provided to DDJ by the underlying client, DDJ may instruct the client's custodian to vote the proxy in accordance with DDJ's direction.

In the event that the client, client representative or other third party, as the case may be, does not desire to direct the vote of the proxy matter in question, DDJ may, as circumstances warrant, take other steps, such as consulting with its outside legal counsel or an independent third party service, which steps are designed to result in a decision that is demonstrably based on the clients' best interests and not the product of the conflict. If a material conflict cannot be resolved as described above, DDJ will not vote the proxy.
V.Maintenance of Proxy Voting Records
As required by Rule 204-2 under the Advisers Act, DDJ maintains records of proxies that it has voted on behalf of its clients. These records include:

(i)	a copy of DDJ's internal policies and procedures with respect to proxy voting, as updated from time to time;

(ii)	copies of proxy statements received regarding securities held in client accounts, unless the materials are available electronically through the SEC's EDGAR system;
(iii)a record of each vote cast on behalf of our clients;

(iv)	a copy of any internal documents created by DDJ that were material to making the decision how to vote proxies on behalf of its clients; and

(v)	each written client request for proxy voting records and DDJ's written response to any (written or oral) client request for such records.
With respect to accounts managed on behalf of any plan subject to ERISA, DDJ also maintains accurate proxy voting records to enable the named fiduciary of such accounts to determine whether DDJ is fulfilling its ERISA obligations with respect to a particular account. DDJ will maintain these proxy voting books and records for a period of six years. These records will be maintained for at least the first two years in DDJ's office.
VI.Disclosure
DDJ will provide each client a summary of these Policies. Alternatively, or upon the request of any client, DDJ will provide such client copies of its full Policies as well as information with respect to how DDJ voted proxies on behalf of such client.

VII. Proxy Voting Guidelines
The following guidelines are not exhaustive and do not include all potential voting issues. Because proxy voting issues and the circumstances of individual portfolio companies are so varied, there may be instances when DDJ will not vote in strict adherence to these guidelines. In addition, votes on matters not covered by these guidelines will be determined in accordance with the policies and procedures principles set forth above. For example, proxy votes that present company-specific issues of a non-routine nature may be more appropriately handled on a case-by-case basis, as described above. At any time, DDJ may seek voting instructions from some or all of the clients holding the securities to be voted, and, as a result, client instructions may cause DDJ to vote differently for different clients on the same matter.
I. The Board of Directors
A.Director Nominees in Uncontested Elections
Vote for director nominees, examining the following factors:

•	long-term corporate performance record of the company's stock relative to a market index; and
•composition of board and key board committees.
In certain cases, and when information is readily available, we may also review:
•corporate governance provisions and takeover activity;
•board decisions regarding executive pay;
•board decisions regarding majority-supported shareholder proposals in back-to-back years;
•director compensation; and
•number of other board seats held by nominee.
B.Majority of Independent Directors
Vote for proposals that the board be comprised of a majority of independent directors.
Vote for proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
C.Director and Officer Indemnification and Liability Protection
Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

Vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.
Vote against indemnification proposals that would expand coverage beyond just legal expenses to include coverage for acts or omissions, such as gross negligence or worse, that are more serious violations of fiduciary obligations than mere carelessness.
Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director or officer was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.
II.Proxy Contests
A. Director Nominees in Contested Elections
Vote on a case-by-case basis when the election of directors is contested, examining some or all of the following factors:
•long-term financial performance of the company relative to its industry;
•management's track record;
•background to the proxy contest;
•qualifications of director nominees (both slates);

•	evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

•	stock ownership positions of director nominees.

III.	Auditors Ratifying Auditors
Vote for proposals to ratify auditors, unless it appears that: an auditor has a financial interest in or association with the company that impairs the auditor's independence; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
IV.Proxy Contest Defenses
A. Shareholder Ability to Call Special Meetings
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

B.Shareholder Ability to Act by Written Consent
Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote for proposals to allow or make easier shareholder action by written consent.
C.Shareholder Ability to Alter the Size of the Board
Vote for proposals that seek to fix the size of the board.
Vote against proposals that give management the ability to alter the size of the board without shareholder approval.
V.Capital Structure
Common Stock Authorization
Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.
B.Stock Distributions: Splits and Dividends
Vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.
C.Reverse Stock Splits
Vote against management proposals to implement a reverse stock split.
D.Share Repurchase Programs
Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
VI.Executive and Director Compensation
In general, we vote on a case-by-case basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.
In evaluating a pay plan, we may consider its dilutive effect both on shareholder wealth and on voting power. We may consider equity-based compensation along with cash components of pay. Administrative features may also be factored into our vote. For example, our policy is that the plan should generally be overseen by a committee of independent directors; insiders should not generally serve on compensation committees.
Other factors, such as repricing underwater stock options without shareholder approval, may cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.
A.Proposals to Limit Executive and Director Pay
Vote on a case-by-case basis all proposals that seek additional disclosure of executive and director pay information.
Vote on a case-by-case basis all other proposals that seek to limit executive and director pay.
Vote for proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.
B.Employee Stock Ownership Plans (ESOPs)
Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than 5% of outstanding shares).
C.401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees. VII. Mergers and Corporate Restructurings
Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account some or all of the following factors:
•anticipated financial and operating benefits;
•offer price (cost vs. premium);
•prospects of the combined companies;
•how the deal was negotiated; and
•changes in corporate governance and their impact on shareholder rights.

Exhibit A
Proxy Checklist
Name of Issuer:
Date proxy required to be voted:    Record Datej
Cross-check proxy ownership disclosure with internal DDJ holdings report
Deliver checklist and proxy to Responsible Analyst:
Receive completed proxy from Responsible Analyst
Deliver completed proxy to Legal Department
     Receive completed proxy from Legal Department
Confirm with CFO, DDJ Head Trader, Responsible Analyst and Legal Department that no material conflicts were identified.
If any of the addressees or copied persons believes that there may be a potential material conflict of interest with respect to a proxy matter to be voted, please notify me so that I may convene a meeting of the DDJ Internal Proxy Committee in accordance with the Policies.
Either:
Vote proxy via         on         in accordance
with instructions provided by the Responsible Analyst.
or
Convene DDJ Internal Proxy Committee and vote proxy accordingly
File proxy in accordance with internal record-keeping procedures
Comments:
Initialed:
Chris Kaminski Administrator

EAGLE ASSET MANAGEMENT, INC.

PROXY VOTING POLICY AND GUIDELINES

The exercise of proxy voting rights is an important element in the successful management of clients' investments. Eagle Asset Management recognizes its fiduciary responsibility to vote proxies solely in the best interests of both its ERISA and non-ERISA clients. We have therefore adopted the following proxy voting guidelines as a part of our overall goal of maximizing the growth of our clients' assets.

Eagle generally votes proxies in furtherance of the long-term economic value of the underlying securities. We consider each proxy proposal on its own merits, and we make an independent determination of the advisability of supporting or opposing management's position. We believe that the recommendations of management should be given substantial weight, but we will not support management proposals which we believe are detrimental to the underlying value of our clients' positions.

We usually oppose proposals which dilute the economic interest of shareholders, and we also oppose those that reduce shareholders' voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a "going concern" value for every holding. If the offer approaches or exceeds our value estimate, we will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues. A list of Eagle’s detailed voting guidelines is attached as appendix A and incorporates routine and non-routine proxy issues. On occasion we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

If you have any questions about these guidelines, or about how we voted, or may vote, on a particular issue, please contact our Compliance Department at 1-800-237-3101.

June 30, 2013

I.    Directors and Auditors

Eagle generally supports the management slate of directors, although we may withhold our votes if the board has adopted excessive anti-takeover measures. (App. R1)

We favor inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, we will support management's selection of auditors. (App. R8)

II.	Corporate Governance

In the area of corporate governance, Eagle will generally support proxy measures which we believe tend to increase shareholder rights.

A.
Confidential Voting. We generally support proposals to adopt confidential voting and independent vote tabulation practices, which we believe lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of proxy proposals. (App S31)

B.
Greenmail. Unless they are part of anti-takeover provisions, we usually support anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the greenmailer and may result in a decreased stock price.(App S23)

C.
Indemnification of Directors. We usually vote in favor of charter or by-law amendments which expand the indemnification of directors or limit their liability for breaches of care, because we believe such measures are important in attracting competent directors and officers. (App R4)

D.	Cumulative Voting Rights. We usually support cumulative voting as an effective method of guaranteeing minority representation on a board.(App N17, S24)

E.
Opt Out of Delaware. We usually support by-law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition. (App S15, S46)

June 30, 2013

F.
Increases in Common Stock. We will generally support an increase in common stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense. (App R18)

Eagle generally votes against the following anti-takeover proposals, as we believe they diminish shareholder rights.

A.
Fair Price Amendments. We generally oppose fair price amendments because they may deter takeover bids, but we will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement. (App N3)

B.	Classified Boards. We generally oppose classified boards because they limit shareholder control. (App N4)

C.
Blank Check Preferred Stock. We generally oppose the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti-takeover policies without shareholder approval. (App N2)

D.	Supermajority Provisions. We usually oppose supermajority-voting requirements because they often detract from the majority's rights to enforce its will. (App N5, S32)

E.
Golden Parachutes. We generally oppose golden parachutes, as they tend to be excessive and self-serving, and we favor proposals which require shareholder approval of golden parachutes and similar arrangements. (App S18)

F.	Poison Pills. We believe poison pill defenses tend to depress the value of shares.

Therefore, we will vote for proposals requiring (1) shareholder ratification of poison pills, (2) sunset provision for existing poison pills, and (3) shareholder vote on redemption of poison pills. (App N1)

G.	Reincorporation. We oppose reincorporation in another state in order to take advantage of a stronger anti-takeover statute. (App S15)

H.
Shareholder Rights. We oppose proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority. (App S26-S30)

June 30, 2013

Eagle generally votes on other corporate governance issues as follows:

A.	Other Business. Absent any compelling grounds, we usually authorize management to vote in its discretion. (App R22)

B.	Differential Voting Rights. We usually vote against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares. (App N27)

C.
Directors-Share Ownership. While we view some share ownership by directors as having a positive effect, we will usually vote against proposals requiring directors to own a specific number of shares. (App S5)

D.
Independent Directors. While we oppose proposals which would require that a board consist of a majority of independent directors, we may support proposals which call for some independent positions on the board. (App S11)

E..	Preemptive Rights. We generally vote against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital. (App N21, S25)

F.
Employee Stock Ownership Plans (ESOPs). We evaluate ESOPs on a case-by-case basis. We usually vote for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, we examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. We may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. We vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device. (App R21)

III.	Compensation and Stock Option Plans

We review compensation plan proposals on a case-by-case basis. We believe that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so we generally tend to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, we may vote in opposition.

June 30, 2013

With respect to compensation plans which utilize stock options or stock incentives, our analyses generally have lead us to vote with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, we may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements. (App N7)

IV.	Social Issues
Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, we have found that management generally analyzes such issues on the same basis, and so we generally support management's recommendations on social issue proposals. (App S40-S65)
Examples of proposals in this category include:
1.    Anti - Abortion.
2.    Affirmative Action.
3.    Animal Rights.
a.    Animal Testing.
b.    Animal Experimentation.
c.    Factory Farming.
4.    Chemical Releases.
5.    El Salvador.
6.    Environmental Issues.
a.    CERES Principles.
b.    Environmental Protection.
7.    Equal Opportunity.
8.    Discrimination.
9.    Government Service.
10.    Infant Formula.
11.    Israel.
12.    Military Contracts.
13.    Northern Ireland.
a.    MacBride Principles.
14.    Nuclear Power.
a.    Nuclear Waste.
b.    Nuclear Energy Business.
15.    Planned Parenthood Funding.
16.    Political Contributions.
17.    South Africa.

June 30, 2013

a.    Sullivan Principles.
18.    Space Weapons.
19.    Tobacco-Related Products.
20.    World Debt.

June 30, 2013

VII.     Conflicts of Interest
Investment advisers who vote client proxies may, from time to time, be faced with situations which present the adviser with a potential conflict of interest. For example, a conflict of interest could exist where Eagle, or an affiliate, provides investment advisory services, or brokerage or underwriting services, to a company whose management is soliciting proxies, and a vote against management could harm Eagle’s, or the affiliate’s, business relationship with that company. Potential conflicts of interest may also arise where Eagle has business or personal relationships with other proponents of proxy proposals, participants in proxy contests, or corporate directors or candidates for directorships.

Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle’s proxy votes are cast as prescribed by our guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle’s Guidelines, Eagle’s Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle’s overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy voting rights are exercised.
VIII.    Record Keeping
The following documents related to Proxy Voting are kept by Eagle Compliance in accordance with Rule 204-2 of the Investment Advisers Act.

•	Copy of each proxy statement received.

•	Record of each vote cast.

•	Copy of any documents created by Eagle that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision.

•	Copy of each written client request for information on how Eagle voted proxies on behalf of the client.

•	Copy of all written responses by Eagle to client who requested (written or oral) information on how the Eagle voted proxies on behalf of the client.
Attached is appendix A which details Eagle’s proxy voting guidelines for Routine, Non-Routine and Non-Routine Shareholder proposals.

June 30, 2013

EMERALD ADVISERS, INC.

PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:

1)	selecting proper directors

2)	insuring that these directors have properly supervised management

3)	resolve issues of natural conflict between shareholders and managers

a.	Compensation

b.	Corporate Expansion

c.	Dividend Policy

d.	Free Cash Flow

e.	Various Restrictive Corporate Governance Issues, Control Issues, etc.

f.	Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.

I. BOARDS OF DIRECTORS

In theory, the board represents shareholders, in practice, all to often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A.Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.

•Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

• Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.

•Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.

•Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).

•Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.

•Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.

•Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.

•Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.

B.Selection of Accountants: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

C.Incentive Stock Plans. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

D.Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

E.Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

F.Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.

G.Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation EAI will vote its shares on a case by case basis.

II. CORPORATE GOVERNANCE ISSUES

These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.

A.Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.

B.Anti-Shareholder Measures. These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.

3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.

4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution: Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.

6. Increases in authorized shares and/or creation of new classes of common and preferred stock:

a.	Increasing authorized shares.
EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.

b.	Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: EAI would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.

c.	Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, EAI votes Against attempts by management to eliminate directors and management liability for their duty of care.

d.	Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

e.	Greenmail
EAI would not support management in the payment of greenmail.
Resolution: EAI would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.

f.	Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.

Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore EAI will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.

g.	Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: EAI will vote Against proposals that would discourage the most productive use of corporate assets in advance.

h.	Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.

i.	Disclosure
Resolution: EAI will vote Against proposals that would require any kind of unnecessary disclosure of business records. EAI will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

j.	Sweeteners
Resolution: EAI will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).

k.	Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc.

Resolution: On a case by case basis, EAI will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

l.	Equal Access to Proxy Statements
EAI supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI will support any proposal calling for equal access to proxy statements.

m.	Abstention Votes
EAI supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.

III. Other Issues

On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:

A.	Human Rights

B.	Nuclear Issues

C.	Defense Issues

D.	Social Responsibility

EAI, in general supports the position of management. Exceptions to this policy Include:

1.	South Africa
EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

2.	Northern Ireland
EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

IV. Other Potential Conflicts of Interest

EAI may manage a variety of corporate accounts that are publically traded. EAI will use Glass-Lewis recommendations to avoid any appearance of a conflict of interest when voting proxies of its clients that are publically traded companies.

FINISTERRE CAPITAL LLP

PROXY VOTING POLICY AND PROCEDURES

I.	STATEMENT OF POLICY
Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm generally retains proxy-voting authority with respect to securities purchased for its clients. Under such circumstances, the Firm votes proxies in the best interest of its clients and in accordance with these policies and procedures.

II.	USE OF THIRD-PARTY PROXY VOTING SERVICE
The Firm has entered into an agreement with Broadridge Investor Communication Solutions, Inc . (referred to as “Broadridge” and the “Proxy Voting Service”) acting with Glass Lewis & Co, to enable it to fulfill its proxy voting obligations.
Broadridge executes, monitors and records the proxies according to the instructions of the Firm. The Firm relies on the recommendations of Glass Lewis & Co, LLC to provide recommendations as to how any proxy should be voted in the best interests of the Clients. These recommendations are integrated into the voting platform set up by the Proxy Voting Service, and the Firm has instructed the Proxy Voting Service to execute all proxies in accordance with such recommendation unless instructed otherwise by the Firm.
The SEC has expressed its view that although the voting of proxies remains the duty of a registered adviser, an adviser may contract with service providers to perform certain functions with respect to proxy voting so long as the adviser is comfortable that the proxy voting service is independent from the issuer companies on which it completes its proxy research. In assessing whether a proxy voting service is independent (as defined by the SEC), the SEC counsels investment advisers that they should not follow the recommendations of an independent proxy voting service without first determining, among other things, that the proxy voting service (a) has the capacity and competence to analyze proxy issues and (b) is in fact independent and can make recommendations in an impartial manner in the best interests of the adviser's clients.
At a minimum annually, or more frequently as deemed necessary, the Compliance Officer will ensure that a review of the independence and impartiality of the Proxy Voting Service is carried out, including obtaining certification or other information from the Proxy Voting Service to enable the Firm to make such an assessment. The Compliance Officer will also monitor any new SEC interpretations regarding the voting of proxies and the uses of third-party proxy voting services and revise the Firm's policies and procedures as necessary.
Proxies relating to securities held in client accounts will be sent directly to the Proxy Voting Service. If a proxy is received by anyone in the Firm they must immediately inform the Compliance Officer and work with the Compliance Officer to ensure that it is promptly forwarded to the Proxy Voting Service. In the event that the Proxy Voting Service is unable to complete/provide its research regarding a security on a timely basis or the Firm has made a determination that it is in the best interests of the Firm's clients for the Firm to vote the proxy, the Firm's general proxy-voting procedures are required to be followed, as follows. The Compliance Officer will require that:

1.	the recipient of the proxy will forward a copy to Compliance; who will keep a copy of each proxy received;

2.	if the recipient is not the Portfolio Manager responsible for voting the proxy on behalf of the Firm, s/he will forward a copy to such Portfolio manager;

4.
the Portfolio Manager will determine how to vote the proxy promptly in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place; and provide evidence of such to the Compliance Officer;

5.
Absent material conflicts (see Section V), the Portfolio Manager will determine whether the Firm will follow the Proxy Voting Service's recommendation or vote the proxy directly. The Portfolio Manager will send his/her decision on how the Firm will vote a proxy to the Proxy Voting Service, in a timely and appropriate manner. It is desirable to have the Proxy Voting Service complete the actual voting so there exists one central source for the documentation of the Firm's proxy voting records.

III.	VOTING GUIDELINES
To the extent that the Firm is voting a proxy itself and not utilizing the Proxy Voting Service, the Firm will consider the proxy on a case by case basis and require that the relevant investment professional vote the proxy in a manner consistent with the Firm's duty.. Investment professionals of the Firm each have the duty to vote proxies in a way that, in their best judgment, is in the best interest of the Firm's clients.

IV.	DISCLOSURE

A.
The Firm will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer via e-mail or telephone in order to obtain information on how the Firm voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Firm voted the client's proxy.

B.
A concise summary of these Proxy Voting Policies and Procedures will be included in the Firm's Form ADV Part 2, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients.

V.	POTENTIAL CONFLICTS OF INTEREST

A.
In the event that the Firm is directly voting a proxy, the Compliance Officer will examine conflicts that exist between the interests of the Firm and its clients. This examination will include a review of the relationship of the Firm, its personnel and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client of the Firm or an affiliate of the Firm or has some other relationship with the Firm, its personnel or a client of the Firm.

B.
If, as a result of the Compliance Officer's examination, a determination is made that a material conflict of interest exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. If the proxy involves a matter covered by the voting guidelines and factors described above, the Firm will generally vote the proxy as specified above. Alternatively, the Firm may vote the proxy in accordance with the recommendation of the Proxy Voting Service.

The Firm may disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, the Firm will either vote the proxies in accordance with the policies outlined in Section III “Voting Guidelines” above or vote the proxies in accordance with the recommendation of the Proxy Voting Service.

VI.	PROXY RECORDKEEPING
The Compliance Officer will maintain files relating to the Firm's proxy voting procedures in an easily accessible place. (Under the services contract between the Firm and its Proxy Voting Service, the Proxy Voting Service will maintain the Firm's proxy-voting records). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of the Firm. Records of the following will be included in the files:

1.	Copies of these proxy voting policies and procedures, and any amendments thereto;

2.	A copy of each proxy statement that the Firm receives regarding client securities (the Firm may rely on third parties or EDGAR);

3.	A record of each vote that the Firm casts;

4.
A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision. (For votes that are inconsistent with the Firm's general proxy voting polices, the reason/rationale for such an inconsistent vote is required to be briefly documented and maintained); and

5.
A copy of each written client request for information on how the Firm voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Firm voted its proxies.

Hotchkis & Wiley Capital Management
Proxy Voting Policies and Procedures

PURPOSE
The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by Hotchkis and Wiley Capital Management (“H&W”) to enable the firm to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). It is H&W’s duty to vote proxies in the best interests of its clients (which may involve affirmatively deciding that voting the proxies may not be in the best interests of certain clients on certain matters).
POLICY
H&W acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). Unless a client (including a “named fiduciary” under ERISA) specifically reserves the right to vote its own proxies, H&W will vote client proxies and act on all other corporate actions. A number of clients have notified H&W that they will vote the proxies for their accounts. H&W does not take any action with respect to proxy voting for these clients.
H&W’s Proxy Oversight Committee (“POC”) (consisting of the Chief Operating Officer, Chief Compliance Officer, and Managing Director of Portfolio Services) oversees H&W’s proxy voting policies and procedures by providing an administrative framework to facilitate and monitor the exercise of such proxy voting and to fulfill the obligations of reporting and recordkeeping under the federal securities laws.
Under the proxy voting guidelines, H&W generally votes on routine business matters in favor of management’s positions. To vote client proxies, H&W utilizes Institutional Shareholder Services, Inc. ("ISS"), a leading national provider of proxy voting administrative and research services.
In certain situations as permitted under the investment management agreement, H&W may consider written direction from a client on how to vote on a specific proxy proposal that would be applicable only to shares specifically owned by the respective client. In this situation, the shares voted under client direction may not be consistent with proxies voted by H&W for other clients or with the established guidelines contained in these Proxy Voting Policies and Procedures.
When voting proxies for clients, H&W’s primary concern is that all decisions be made solely in the best interest of the shareholder (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). H&W will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.
GUIDELINES
Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules. The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated below, H&W will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Management Proposals
H&W recognizes that a company’s management is charged with day-to-day operations and long-term direction of the company and, therefore, generally votes on routine business matters in favor of management’s positions. Generally, in the absence of any unusual or non-routine information, the following items if recommended by management are likely to be supported:

•	Ratification of appointment of independent auditors

•	General updating/corrective amendments to charter

•	Increase in common share authorization for a stock split or share dividend

•	Stock option plans that are incentive based and not excessive

•	Election of directors
The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:

•	Directors' liability and indemnity proposals

•	Executive compensation plans

•	Mergers, acquisitions, and other restructurings submitted to a shareholder vote

•	Anti-takeover and related provisions
Shareholder Proposals
Under ERISA standards, it is inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of beneficiaries, and economic impact. In general, H&W will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals. However, H&W will support shareholder proposals that are consistent with H&W’s proxy voting guidelines for board-approved proposals. For example, H&W will generally support a proposal requiring a majority vote for the election of directors.
Generally, shareholder proposals related to the following items are not supported:

•	Declassification of the board

•	Cumulative voting

•
Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact.

•	Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.
Conflict of Interest
Conflicts between H&W’s interests and its client’s interests may arise in the proxy decision process due to significant business or personal relationships between H&W or its managers, members, employees or affiliates and the company or its management. If a potential conflict of interest arises, it will typically involve a proxy for a company that is also H&W’s client. In the event that any proxies raise a conflict of interest, a member of the POC will review H&W’s proposed votes to ensure that they are consistent with established guidelines and not prompted by any conflict of interest.
H&W employees may own the same securities held by client accounts. The employees vote their securities independently from H&W’s proxy voting policy.

PROCEDURES
H&W’s Portfolio Services Department monitors ISS to review upcoming shareholder meetings and other corporate actions. H&W’s Portfolio Services Department is responsible for ensuring that proxies and corporate actions received by H&W are voted in a timely manner, voted in a manner consistent with the proxy voting policies and voted consistently across all portfolios. As a general matter, the Portfolio Services Department will vote client shares based on the guidelines set forth above, unless directed otherwise by the analyst.
The proxy will be routed to the analyst responsible for that holding. The analyst will review the proxy statement and, as deemed necessary, any reports from ISS or such other third-party proxy research firm engaged by H&W with respect to the company. An H&W analyst may vote against management ifhe/she determines that it is for the best interest of our clients, and will document reasons for such “against management votes”. In the event an analyst is proposing to vote against management’s recommendations or against its established guidelines, the proposed vote will be reviewed by a member of POC to determine that H&W’s vote is not prompted by any conflict of interests. All determinations by POC will be documented.
LIMITATIONS
If H&W is authorized to exercise proxy voting rights for a client account, H&W will vote the proxies for securities beneficially held by the custodian for the client portfolio as of the record date of the shareholder meetings (settlement date). Securities not held by the custodian as of the record date (e.g., due to an unsettled purchase or securities lending (see additional information below)) will not be voted by H&W. In addition, H&W will not vote proxies if it does not receive adequate information from a client’s custodian in sufficient time to cast the vote.
H&W may determine not to vote proxies in respect of securities of any company (i) if H&W determines that it would be in the client’s overall best interest not to vote under the circumstances, such as when (a) the cost of voting exceeds the expected benefit to the client, (b) voting the client’s proxies will not have an effect on the outcome of the matter up for vote or (c) the matter up for vote will not impact the client’s economic interests, or (ii) if the security is no longer held in the clients’ portfolios by the proxy meeting date. For example, to the extent that H&W receives proxies for securities that are transferred into a client’s portfolio that were not recommended or selected by H&W and have been sold or are expected to be sold promptly in an orderly manner (“legacy securities”), H&W will generally refrain from voting such proxies. In such circumstances, since legacy securities have been sold or are expected to be sold promptly, H&W may determine that voting proxies on such securities would not further a client’s interest in maximizing the value of its investments. H&W may consider an institutional client’s special request to vote a legacy security proxy and, if agreed, would vote such proxy in accordance with H&W’s guidelines.
Proxies received after the termination date of a client account generally will not be voted. An exception will be made if the record date is for a period in which an account was under management or if a separately managed account custodian failed to remove the account’s holdings from its aggregated voting list.
Non-U.S. proxies (and particularly those in emerging markets) may involve a number of problems that restrict or prevent H&W’s ability to vote. As a result, a client account’s non-U.S. proxies will be voted on a best efforts basis only.
Fixed-income securities normally do not provide voting rights; however, special circumstances may occur that permit voting or responding to another type of corporate action.
Certain clients retain the responsibility for receiving and voting proxies for any and all securities maintained in client portfolios and receive their proxies or other solicitations directly from their custodian. H&W will not vote the proxies for these securities in this case, but may provide advice to clients regarding the clients’ voting of proxies.

Securities Lending
In order to generate incremental revenue, some clients may participate in a securities lending program. As noted above, if a client has elected to participate in the lending program then it will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date. A client, or a Portfolio Coordinator (PC), may place restrictions on loaning securities and/or recall a security on loan at any time. Such actions must be affected prior to the record date for a meeting if the purpose for the restriction or recall is to secure the vote.
PC and/or analysts who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting the affected securities prior to the record date for the matter. If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the PC(s) will contact the securities lending agent to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so.
RECORD KEEPING
H&W or ISS, on H&W’s behalf, maintains records of proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by H&W that were material to making a voting decision. Such records are maintained in an easily accessible place for a period of not less than 5 years in an appropriate office of H&W or ISS. In the event that ISS maintains such records, ISS will provide such records to H&W promptly upon H&W’s request.
H&W will describe in its Part 2A of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how H&W voted their securities. Clients may obtain information about how their securities were voted or a copy of H&W’s Proxy Voting Policies and Procedures free of charge by written request addressed to H&W. For its mutual fund clients, H&W will provide information about how H&W voted each mutual fund’s securities within the appropriate time frame for the public filing of Form N-PX within 60 days of June 30th. Form N-PX for each mutual fund will be available without charge, upon request, by calling toll-free (866) 236-0050 and on the SEC’s website at www.sec.gov.

Amended: September 21, 2012
Amended: August 16, 2016

Los Angeles Capital Management and Equity Research, Inc
Proxy Policy
Effective: May 1, 2016

I.INTRODUCTION

Los Angeles Capital Management and Equity Research Inc. (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Interpretive Bulletin 2008-2, 29 CFR 2509.08-2 (October 17, 2008). The guidance set forth in this interpretive bulletin modifies and supersedes the guidance set forth in interpretive bulletin 94-2 (29 CFR 2509.94-2) of July 29, 1994.
II.PROXY POLICY STATEMENT

Los Angeles Capital has hired Glass Lewis & Co., LLC (“Glass Lewis”) to act as an independent voting agent on its behalf. Glass Lewis provides objective proxy analysis and voting recommendations, and manages the operational end of the process, ensuring compliance with all applicable laws and regulations. Glass Lewis has not disclosed and Los Angeles Capital has not identified any conflicts of interest that would affect the proxy voting process. If at any time a material conflict arises it would be resolved in the best interest of the client.

Los Angeles Capital has adopted Glass Lewis’ U.S. and International Proxy Paper Guidelines. In addition, Los Angeles Capital may also incorporate information gathered from other sources beyond Glass Lewis. The Firm may conduct research internally and/or use the resources of an independent research consultant, or the Firm may use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies (e.g., Fortune 500 companies).

Although the Firm has adopted Glass Lewis’ established guidelines and has a pre-determined voting policy, the Firm retains the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote. The Proxy Committee (the “Committee”) may also be called on to vote a proxy that its third-party provider cannot. In these circumstances, three Committee member votes are required.

Los Angeles Capital recognizes that a client may issue directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. Los Angeles Capital requires that the advisory contract provides for such direction, including instructions as to how those votes will be managed, particularly where they differ from Los Angeles Capital’s policies.
Limitations
Circumstances may arise, where subject to contractual obligations established by the client, Los Angeles Capital will take a limited role in voting proxies:

•
Los Angeles Capital reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

•	Los Angeles Capital abstains from voting proxies for securities that participate in a securities lending program and are out on loan.

•	Los Angeles Capital abstains from voting shares of securities in a country that participates in share blocking because it is disruptive to the management of the portfolio.

•	Los Angeles Capital may abstain from voting shares of securities with unjustifiable costs (e.g., certain non-U.S. securities).

•	The Firm does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues.

•	Proxies will be unable to be voted without the necessary Power of Attorney on file.

Special Considerations
Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.
Mutual Funds
Proxies will be voted in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940. Proxies of portfolio companies voted may be subject to investment restrictions of the fund and voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.
ERISA Accounts
Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

Disclosure
Los Angeles Capital will provide all clients with a copy of the Firm’s current policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to an advisory client upon its request within a reasonable time period and in a manner appropriate to the nature of the advisory business. For further information, please contact a member of Operations at Los Angeles Capital at 310-479-9998 or operations@lacapm.com.

Los Angeles Capital will not disclose voting records to a third party.
III.RESPONSIBILITY AND OVERSIGHT

The Firm’s Proxy Committee (the “Committee”) was established to provide oversight to the proxy voting process. The Committee is comprised of the CEO, Chief Investment Officer, Director of Operations, Director of Global Equities, Director of Trading, Chief Compliance Officer, a Portfolio Manager and General Counsel. The Committee is responsible for developing, implementing, and updating the Firm’s proxy policy, approving and reviewing all proxy paper guidelines, voting independent proxies on a case by case basis, overseeing the third-party proxy vendor, identifying any conflicts of interest, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.

Los Angeles Capital’s Director of Operations handles the day to day administration of the proxy voting process.
IV.PROXY PROCEDURES

Los Angeles Capital has engaged Glass Lewis as its third-party voting delegate to assist with its administrative proxy functions. Despite the relationship with Glass Lewis, Los Angeles Capital retains final authority and fiduciary responsibility for proxy voting. Los Angeles Capital has verified that Glass Lewis' procedures are consistent with the Firm’s policies and procedures.

Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each advisory contract or similar document. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan (DOL Interpretive Bulletin 2008-2). If an advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.

If a client wishes to direct how proxies are voted in their account, Los Angeles Capital can create a custom proxy policy to be implemented by Glass Lewis. However, Los Angeles Capital reserves the right to maintain its standard position on all other client accounts.

Process of Voting Proxies
Registered owners of record (e.g., the trustee or custodian bank) that receive proxy materials from the issuer or its information agent, or an ERISA plan, are instructed to sign the proxy in blank and forward it directly to Glass Lewis, the voting delegate. Each proxy received is matched to the securities to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies within a reasonable time. Each proxy is then reviewed and categorized according to issues and the proposing parties. Lastly, Glass Lewis votes the proxy in accordance with the Firm's policies and procedures and returns the voted proxy to the issuer or its information agent.

Glass Lewis has the responsibility to ensure that materials are received by Los Angeles Capital in a timely manner. In addition, Glass Lewis monitors and reconciles on a regular basis the proxies received against holdings on the record date of client accounts over which Los Angeles Capital has voting authority. This ensures that all shares held on the record date, and for which a voting obligation exists, are voted.
Conflicts of Interest
Los Angeles Capital attempts to minimize the risk of conflicts by adopting the policies of an independent third party. Los Angeles Capital reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis to determine its effectiveness for avoiding conflicts.

Glass Lewis does not offer consulting services to public corporations or directors, and is not in the business of advising public companies on their governance structures or conduct. Glass Lewis takes precautions to ensure its research is objective at all times and under all circumstances. Glass Lewis has an independent Research Advisory Council whose role is to ensure that Glass Lewis’ research consistently meets the standards of quality, objectivity, and independence.

Glass Lewis has established conflict avoidance procedures detailing ways it will protect its clients from potential conflicts of interest. These conflict management procedures strive for transparency, independence, and where applicable, information barriers. If Glass Lewis identifies a potential conflict of interest between it and a publicly-held company, it will disclose the relationship on the relevant research report and abstain from voting the proxy. The proxy is then directed to Los Angeles Capital to vote via Glass Lewis’ online platform. In these instances, the Director of Operations disseminates the proxy and all relevant information to the Committee for a vote. The Firm may tap members of its Research department to research the proxy internally or to gather external information. If during this process the Committee identifies a potential material conflict of interest between Los Angeles Capital and one of its clients, the client will be notified. Upon notification, the client may issue a specific directive to Los Angeles Capital on how to vote. If the client issues a directive that clearly creates a conflict of interest for Los Angeles Capital, the client will be given the option of either (i) voting its own proxy on that issue; or (ii) turning over the decision to another independent third party to vote. If no directive is issued by the client, the Committee will vote in such a way that, in the Firm’s opinion, fairly addresses the conflict in the best interest of the client.

Three Committee members are required to vote on the issue and the Director of Operations ensures the proxy is voted in a timely manner via Glass Lewis’ web portal.
V. RECORDKEEPING

Glass Lewis and Los Angeles Capital maintain all records of proxies voted pursuant to Section 204-2 of the Advisers Act. Such records include: (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities (maintained at Glass Lewis who will provide a copy promptly upon request); (3) a record of each vote cast (maintained at Glass Lewis who will provide a copy promptly upon request); (4) a copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.
ERISA Accounts
Los Angeles Capital is required to maintain accurate proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. (DOL Interpretive Bulletin 2008-2) Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost-benefit analyses.
Duration
Proxy voting books and records will be maintained at Glass Lewis or Los Angeles Capital, in an easily accessible place for a period of five years.

MELLON CAPITAL MANAGEMENT

Proxy Voting

POLICY:
As investment advisor, Mellon Capital Management Corporation (“Mellon Capital') is typically delegated by clients the responsibility for voting proxies for shares held in their (i.e. client) account. Clients may decide to adopt Mellon Capital's proxy voting policy or may use their own policy. In either case, Mellon Capital will vote and monitor the proxies on behalf of the client and ensure that the proxies are voted in accordance with the proxy voting policy.

Mellon Capital retains third party proxy voting services currently Institutional Shareholder Services (“ISS”), to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In Addition, Mellon Capital also retains Glass Lewis for research only. Mellon Capital is required to vote proxies in the best interest of clients and to treat them fairly.

Mellon Capital has adopted The Bank of New York Mellon Corporation's (“BNY Mellon”) Proxy Voting Policy (See Exhibit A).

PROCEDURES FOR
ACCOUNT SET-UP &

MONITORING OF ISS:
Mellon Capital's Onboarding Team has implemented procedures designed to ensure that; (1) the client's custodian is instructed to send their client's proxy ballots to ISS for voting; and (2) that ISS is notified that they should begin receiving proxy ballots. In addition, the Compliance Department monitors ISS' activities on behalf of Mellon Capital. On a monthly basis, ISS issues a certification letter that states that all proxies available to vote were voted and that there were no exceptions (any exceptions will be listed in the letter).

VOTING DISCLOSURE:
Clients for whom Mellon Capital votes proxies will receive a summary of Mellon Capital's Proxy Voting Policy and a full copy of the policy is available upon request. Furthermore, clients may request a history of proxies voted on their behalf.

RECORDKEEPING:	ISS maintains proxy voting records on behalf of Mellon Capital.

MELLON CAPITAL MANAGEMENT

VOTING BNY MELLON

STOCK:
It is the policy of Mellon Capital not to vote or make recommendations on how to vote shares of the Bank of New York Mellon Corporation stock, even where Mellon Capital has the legal power to do so under the relevant governing instrument. In order to avoid any appearance of conflict relating to voting BNY Mellon stock, Mellon Capital has contracted with an independent fiduciary (Institutional Shareholder Services) to direct all voting of BNY Mellon Stock held by any Mellon Capital accounts on any matter in which shareholders of BNY Mellon Stock are required or permitted to vote.

MELLON CAPITAL MANAGEMENT

Exhibit A

15 September 2011

THE BANK OF NEW YORK MELLON CORPORATION
PROXY VOTING POLICY

1.
Scope of Policy - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and certain of the banking subsidiaries of BNY Mellon (BNY Mellon's participating investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2.
Fiduciary Duty - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.
Long-Term Perspective - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.
Limited Role of Shareholders - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.
Anti-takeover Proposals - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

MELLON CAPITAL MANAGEMENT

6.
“Social” Issues - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.
Proxy Voting Process - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8.
Material Conflicts of Interest - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities, and may engage an independent fiduciary to vote proxies of other issuers in our discretion.

9.
Securities Lending - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

MELLON CAPITAL MANAGEMENT

10.	Recordkeeping - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.
Disclosure - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall disclose their proxy voting policies and procedures and their proxy votes as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

12.
Charter - We maintain a Charter which lists the Committee's responsibilities and duties, membership, voting and non-voting members, quorum, meeting schedule and oversight mapping to the BNY Mellon Fiduciary Risk Management Committee.

PROXY VOTING POLICY AND PROCEDURES

Policy
MetLife Investment Management, LLC (“MIM”) has established these proxy voting procedures with respect to MIM client accounts (referred to as “client” in this policy) where MIM has been delegated discretionary proxy voting authority. It is MIM’s policy to vote client proxies (“proxies”) for the benefit of and in the best interests of its clients in accordance with its fiduciary duty, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and other applicable laws (including the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2).

This policy does not apply where MIM has not been delegated proxy voting authority by a client (i.e. the client has retained the authority or designated someone other than MIM to vote proxies on its behalf).

These proxy voting policies and procedures are available to all clients upon request, with the understanding that they are subject to change at any time without notice.

Procedures for Proxy Voting
MIM has adopted these policies and procedures based on the guiding principle that any proxy vote must be done in the best interest of the client and with the intent to maximize the economic value of a particular security. These procedures are designed to ensure that material conflicts of interest on the part of MIM or its affiliates do not affect voting decisions on behalf of clients. All MIM personnel who are involved in the voting of proxies are required to adhere to these policies and procedures.

MIM generally votes every proxy. However, MIM may abstain on any particular vote or otherwise withhold its vote on any matter if, in the judgment of MIM, the costs associated with voting a particular proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients.

Once a client has delegated its proxy voting rights to MIM, MIM does not generally accept any subsequent direction on matters presented to shareholders for vote, regardless of whether such subsequent directions are from the client itself or a third party acting on behalf of the client. MIM views the delegation of discretionary voting authority as an “all-or-nothing” choice for its clients.

MIM has adopted proxy voting guidelines (the “Guidelines”) that set forth how MIM plans to vote on specific matters presented for shareholder vote. These Guidelines are periodically reviewed and updated by MIM’s Proxy Voting Committee (the “Proxy Committee”) and maintained by the Proxy Committee. The Guidelines are intended to address most material conflicts of interest. MIM, however, reserves the right to override the Guidelines (an “Override”) with respect to a particular shareholder vote when an Override is consistent with the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote. MIM’s procedures for determining an Override are set forth herein.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of MIM to maintain the confidentiality of the particular votes that it casts on behalf of clients. MIM will furnish to a particular client details of how MIM has voted the securities in its account; clients can request this information by contacting MIM. MIM does not, however, generally disclose the results of voting decisions to third parties (other than those that may have participated in the voting process, as described below).

1. Proxy Voting Committee

Certain aspects of the administration of these proxy voting policies and procedures are governed by the Proxy Committee. The Proxy Committee may change its structure or composition from time to time, but at all times shall consist of at least three members, including at least one representative from MIM’s Index Strategies unit, MIM Legal, and MIM Compliance. A member of MIM’s Index Strategies Unit attends all meetings of the Proxy Committee and is responsible for keeping records of the Proxy Committee’s meetings.

The Proxy Committee shall hold at least two regular meetings during each calendar year, at which the Proxy Committee reviews the proxy voting record data with respect to votes taken in accordance with these policies and procedures since the previous meeting. The Proxy Committee shall also meet: whenever there is a recommendation that the Proxy Committee authorize an Override; in the event of a proxy vote where a material conflict of interest has been identified; or at such other times as the Proxy Committee may determine. Proxy Committee meetings may be held in person, via teleconference or through communication by email.

On all matters, the Proxy Committee makes its decisions by a vote of a majority of the members of the Proxy Committee present at the meeting. At any meeting of the Proxy Committee, a majority of the members of the Proxy Committee then in office constitutes a quorum.

2. Proxy Voting Service Vendor

MIM has retained Institutional Shareholder Services (“ISS”) to vote proxies on MIM’s behalf. ISS prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as MIM. ISS receives a daily electronic feed of all holdings in relevant MIM client voting accounts, and monitors the client accounts and their holdings to ensure that all proxies are received. MIM has directed ISS to vote proxies in accordance with the Guidelines provided by MIM. A member of MIM accesses ISS’ secure website on a periodic basis to monitor the matters presented for shareholder vote and tracks the voting of the proxies.

On occasion, there may be matters presented for proxy vote that are not governed by the Guidelines. In order to address such a scenario, MIM has subscribed to a service offered by ISS called “Smart Voter Plus.” Under the Smart Voter Plus service, any proxy that is not governed by the Guidelines will be voted in accordance with the ISS Standard Proxy Voting Guidelines (“ISS Guidelines”).

The Proxy Committee shall annually review the services provided by ISS or any other proxy voting and recording service provider retained by MIM, to assess whether the proxy service provider is capable of making impartial proxy voting recommendations in the best interests of MIM’s clients.

In making such an assessment the review may consider:

•	The proxy service provider’s conflict management procedures and assessment of the effectiveness of the implementation of such procedures;

•	The proxy service provider’s Form ADV, if applicable, and other disclosure made by a proxy service provider regarding its products, services and methods of addressing conflicts of interest; and/or;

•	Inquiries to, and discussions with, representatives of a proxy service provider regarding its products, services and methods of addressing conflicts of interest.

No less than annually, MIM shall obtain from each proxy service provider a copy of its conflict management procedures and request that the proxy service provider provide an update of any material revision to such procedures.

3. Overriding the Guidelines

MIM may Override its Guidelines or ISS Guidelines when such an Override is consistent with this policy and the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote, as further described below.
If any MIM investment professional or a member of MIM Legal or MIM Compliance believes that MIM should vote in a manner inconsistent with the Guidelines or ISS’ Guidelines, as appropriate, such person must notify MIM’s Chief Compliance Officer (“CCO”). MIM’s CCO will work with MIM Legal to make a determination as to whether the situation presents a material conflict of interest.

The term “conflict of interest” refers to a situation in which MIM or its affiliates have a financial interest in the proxy matter, other than the obligation MIM incurs as investment adviser, which may compromise MIM’s freedom of judgment and action with respect to the voting of the proxy.

A. No Material Conflict of Interest

If MIM Legal determines that there is no material conflict of interest, MIM will present the matter to the Proxy Committee for a vote. If the Proxy Committee approves the Override, the appropriate member of MIM will instruct ISS to vote accordingly prior to the voting deadline. MIM will retain records of documents material to any such determination and the voting of any such proxy.

B. Material Conflict of Interest

If, however, MIM Legal determines that there is a material conflict of interest with respect to the relevant shareholder vote, a special meeting of the Proxy Committee will be required to override the guidelines. As part of its deliberations, the Proxy Committee will consider, as applicable, the following:

•	a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

•	data regarding client holdings in the relevant issuer;

•	pertinent information related to a material conflict of interest, together with all relevant materials;

•	the vote indicated by the Guidelines, together with any relevant information provided by ISS; and

•	the rationale for the request for an Override, together with all relevant information.

After review, the Proxy Committee will arrive at a decision based on the guiding principle of seeking the maximization of the economic value of clients’ holdings. The Proxy Committee may vote to authorize an Override with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Proxy Committee determines that such an Override would be in the best interests of clients. Whether or not the committee authorizes an Override, the Proxy Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the group responsible for keeping records of the Proxy Committee’s meetings.

4. Votes Not Governed by Guidelines

In the event that there is a matter presented for a proxy vote that is not governed by the Guidelines or the ISS Guidelines, the Proxy Committee will follow a process similar to that set forth in Section 3 above for overriding the Guidelines. In such a scenario, the relevant portfolio management team will make a recommendation to the Proxy Committee as to how such proxy should be voted, based on the portfolio management team’s assessment of the particular matter(s) at issue and what they believe to be in the best interest of the client, with the intent to maximize the economic value of the particular security. Unless MIM Legal determines that the situation presents a material conflict of interest, the Proxy Committee shall approve the portfolio management team’s recommendation, and a member of MIM will instruct ISS to vote in accordance with the recommendation. In the event that MIM Legal determines that there is a material conflict of interest with respect to the relevant shareholder vote, a special meeting of the Proxy Committee will be required to arrive at a voting decision, following the applicable considerations and documentation requirements set forth in the “Material Conflict of Interest” section above.

5. No Undue Influence

If at any time any MIM associate is pressured or lobbied with respect to overriding the Guidelines for a particular shareholder vote, such person should provide information regarding such activity to MIM’s CCO who will notify MIM Legal and the Proxy Committee and maintain a record of this information. The Proxy Committee will consider this information in evaluating any proposed Override with respect to such a vote.

Books and Records Retention
MIM (or ISS on behalf of MIM) maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

•	a copy of these policies and procedures;

•	proxy statements received regarding client securities are maintained by ISS;

•	a record of each vote cast is maintained by ISS, and such records are accessible to MIM;

•	a copy of any document created by MIM that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

•	each written client request for proxy voting records and MIM’s written response to any (written or oral) client request for such records.

Adopted: 2006
Amended: July 1, 2019

Origin Asset Management, LLP

Proxy voting policy

November 2013

The Advisers Act imposes an obligation on investment managers to vote on proxies in the best interest of their clients. Therefore the Firm will vote proxies on behalf of clients who have provided the requisite authorisation. Any proxy voting arrangements shall be approved by the Investment Team and the Compliance Officer.

The Firm must;

(a) Adopt and implement written policies and procedures that are reasonably designed to ensure that the Firm vote client securities in the best interest of clients.
(b) Disclose to clients how they may obtain information from the Firm about votes with respect to securities; and
(c) Describe to clients proxy voting policies and procedures and, upon request, provide a copy of the policies and procedures to the requesting client.

The duty of care requires the Firm to monitor corporate actions and vote client proxies. This does not necessarily mean that a failure to vote every proxy would necessarily violate fiduciary obligations. Due to the nature of some of the holdings, how they are registered, and our strategies, there will be many times when refraining from voting a proxy will be in the client's best interest. This will mainly be when it is determined that the cost of voting a proxy exceeds the expected benefit to a client.

The Firm has engaged an independent international governance research and voting service provider to enable the firm to vote stock on portfolios managed for its clients. The Firm believes that the independent third party provider has the necessary resources, in-depth knowledge and expertise to vote in the best interests of our clients and thus enables the firm to meet this key objective of the policy. The Firm can override the guideline voting recommendation of the independent international governance provider where the Firm disagrees with the guideline voting recommendation.

The Firm shall obtain from the independent international governance research and voting service provider a notification of all pending proxy vote opportunities. The Custodian will provide all proxy voting requests to the independent international governance research and voting service provider who shall make and retain these on behalf of the fund. The independent international governance research and voting service provider will notify the Custodian of all actions in respect of voting on proxies.

The Firm will notify clients of how they may obtain a copy of how the Firm voted free of charge and will provide a contact for that purpose.

Conflict of Interests in respect of voting Proxies
When the Firm has, or may have, a conflict of interest between it and its clients, or between one client and another, it must pay due regard to the interests of each customer and manage the conflict of interest fairly.

Where a conflict arises, or may arise, the Firm must not knowingly advise, or deal in the exercise of discretion, in relation to that transaction unless it takes reasonable steps to ensure fair treatment for the client. The Firm’s client agreements make a formal disclosure that such conflicts could arise (i.e. non-exclusivity), and by doing so puts the customer on notice of the possibility. This keeps the Firm within the strict letter of the rules and principles, but it is an overriding policy of the Firm that all such conflicts should be brought to the attention of the Compliance Officer in order that they may be sure that the firm’s procedures are adequate.

If an investment decision is made for any client that departs from previous advice or recorded strategy for that client or which may result in an increased risk profile for the client's portfolio, the Firm must record the reasons behind the decision. If the reasons are the same for a number of clients or transactions, only one record needs to be made. These records must be made in writing and be kept in the relevant client files.

Post Advisory Group

Proxy and Corporate Action Voting Policy
Policy
Post Advisory Group, LLC (“Post”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open‐ended investment companies (“mutual funds”). While Post primarily manages fixed income securities, it does often hold a limited amount of voting securities (or securities for which shareholder action is solicited) in a client account. Thus, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote proxies or act on other actions received in sufficient time prior to their deadlines as part of its discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.
When voting proxies or acting on corporate actions for clients, Post’s decisions will be made in the best interests of its clients overall. Post shall act in a prudent and diligent manner and make voting decisions which Post believes enhance the value of the assets of client accounts overall. With respect to ERISA accounts, plan beneficiaries and participants, voting will be in accordance with ERISA and the U.S. Department of Labor (“DOL”) guidance thereunder.
Purpose
The purpose of this Proxy and Corporate Action Voting Policy (the “Policy”) is to memorialize the procedures and policies adopted by Post to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)‐6 under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) and ERISA.
Procedures
Post’s Operations Department is ultimately responsible for ensuring that proxies received by Post are voted in a timely manner and voted consistently across portfolios. Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.
Where a proxy proposal raises a material conflict of interest between Post’s interests and the client’s, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client’s account.
Record Keeping
In accordance with Rule 204‐2 under the Advisers Act and DOL Interpretive Bulletin 94‐2 issued under ERISA, Post will maintain for the time periods set forth in the Rule 204‐2 (i) this Policy, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided, however, that Post may rely on the proxy statement filed on EDGAR as its records, and may rely on proxy statements and records of proxy votes cast by Post that are maintained with a third party such as a proxy voting service, provided that Post has obtained an undertaking from the third party to provide a copy of the documents promptly upon request); (iii) a record of votes cast on behalf of clients; (iv) records of client requests for proxy voting information; (v) any documents prepared by the adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) records relating to requests made to clients regarding conflicts of interest in voting the proxy.
Post will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204‐3 under the Advisers Act) its proxy voting policies and procedures and the manner in which clients may obtain information on how Post voted their securities. Clients may obtain information on how their securities were voted or a copy of this Policy by written request addressed to Post. Post will coordinate with the relevant mutual fund service providers to assist in the provision of information required to be filed by such mutual funds on Form N‐PX.

Proxy and Corporate Action Voting Policy 2012

Post Advisory Group

Guidelines
Each proxy issue will be considered individually, and voted in a manner which Post believes enhances the value of client accounts overall. The following guidelines are a partial list to be used in evaluating voting proposals contained in the proxy statements.
Post generally looks unfavorably upon:

▪	Issues regarding Board entrenchment and anti‐takeover measures such as the following:

▪	Proposals to stagger board members’ terms;

▪	Proposals to limit the ability of shareholders to call special meetings;

▪	Proposals to require super majority votes;

▪	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

▪	Proposals regarding “fair price” provisions;

▪	Proposals regarding “poison pill” provisions; and

▪	Permitting “green mail.”

▪	Providing cumulative voting rights.

Post generally looks favorably upon:

▪	Election of directors recommended by management, except if there is a proxy fight.

▪	Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

▪	Date and place of annual meeting.

▪	Rotation of annual meeting place.

▪	Limitation on charitable contributions or fees paid to lawyers.

▪	Ratification of directors’ actions on routine matters since previous annual meeting.

▪	Confidential voting.

▪	Limiting directors’ liability.

Post assesses the following on a case by case basis:

▪	Proposals to:

▪	Pay directors solely in stock.

▪	Eliminate director mandatory retirement policy.

▪	Mandatory retirement age for directors.

▪	Rotate annual meeting location/date.

▪	Option and stock grants to management and directors.

▪	Allowing indemnification of directors and/or officers after reviewing the applicable state laws and extent of protection requested.

Proxy and Corporate Action Voting Policy 2012

Voting Client Securities
Baird Equity Asset Management and CCM
Clients pursuing Baird Equity Asset Management Strategies may elect in their contract whether to authorize and delegate the right to Baird to vote proxies with respect to the securities held in their accounts. Unless a client makes that election, the client will be responsible for voting proxies and otherwise addressing all matters submitted for consideration by security holders, and Baird Equity Asset Management and Baird are under no obligation to take any action or render any advice regarding such matters. Baird Equity Asset Management and Baird generally do not permit clients to direct particular votes once they have granted Baird discretionary voting authority. Clients wishing to vote securities may do so by terminating the discretionary voting authority granted to Baird.

Baird Equity Asset Management has adopted written policies and procedures that are reasonably designed to ensure that Baird votes client securities in the best interests of clients. Those procedures address material conflicts of interest that may arise between Baird Equity Asset Management’s or Baird’s interests and those of their clients. Although a description of Baird Equity Asset Management’s proxy voting policies and procedures is provided below, Baird Equity Asset Management will furnish a copy of its proxy voting policies and procedures to clients upon their request. Additionally, clients may obtain information on how Baird actually voted proxies with respect to the securities held in their accounts by contacting Baird Equity Asset Management by calling (414) 765-3500.

In situations in which a client has delegated to Baird voting authority with respect to securities in the client’s account, Baird will vote proxies in a manner that Baird believes is consistent with the client’s best interests. Baird utilizes an independent provider of proxy voting and corporate governance services, currently Institutional Shareholder Services (“ISS”), to analyze proxy materials and votes and make independent voting recommendations. ISS provides proxy voting guidelines regarding its position on various matters presented by companies to their shareholders for consideration. Baird will typically vote shares in accordance with the recommendations made by ISS. However, ISS’s guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond with the opinions of the Baird Equity Asset Management portfolio managers. In the event the portfolio manager for a client’s account believes the ISS recommendation is not in the best interest of the client, the portfolio manager will bring the issue to Baird’s Proxy Voting Sub-Committee through a proxy challenge process. The Sub-Committee will then be responsible for determining how the vote will be cast. The decision made by the Proxy Voting Sub-Committee on the proxy challenge applies to all advisory accounts managed by the portfolio manager (or team of portfolio managers), unless the client has directed Baird Equity Asset Management or Baird to utilize specific voting guidelines (e.g., Taft-Hartley guidelines). For those matters for which the independent proxy voting service does not provide a specific voting recommendation, each portfolio manager will cast the vote in a manner he or she believes is in the best interest of clients. The votes cast for a client’s account may differ from those votes cast for other Baird Equity Asset Management or Baird clients based on differing views of portfolio managers.

The proxy voting policies and procedures also address instances in which Baird’s interests may appear to conflict with client interests, such as when Baird Equity Asset Management, Baird or an affiliate of Baird is managing or administering (or seeking to manage or administer) a corporate retirement, pension or employee benefit plan or providing (or seeking to provide) advisory or other services to a company whose management is soliciting proxies. In such instances, there may be a concern that Baird would be inclined to vote in favor of management because of Baird’s relationship or pursuit of a relationship with the company. In situations where there is a potential conflict of interest, Baird’s Proxy Voting Sub-Committee will determine the nature and materiality of the conflict. If the conflict is determined to not be material, the Sub-Committee will vote the proxy in a manner the Sub-Committee believes is in the best interests of the client and without consideration of any benefit to Baird or its affiliates. If the potential conflict is determined to be material, Baird’s Proxy Voting Sub-Committee will take one of the following steps to address the potential conflict: (1) cast the vote in accordance with the recommendations of ISS or other independent third party; (2) refer the proxy to the client or to a fiduciary of the client for voting purposes; (3) suggest that the client engage another party to determine how the proxy should be voted; (4) if the matter is not addressed by ISS, vote in accordance with management’s recommendation; or (5) abstain from voting.

While Baird uses its best efforts to vote proxies, there are instances when voting is not practical or is not, in Baird’s or the portfolio managers’ view, in the best interest of clients. For example, casting a vote on a foreign security may involve additional costs or may prevent, for a period of time, sales of shares that have been voted. Also, when a client has entered into a securities lending program, Baird generally will not seek to recall the securities on loan for the purpose of voting the securities; however, Baird reserves the right to recall the shares on loan on a best efforts basis if the portfolio manager becomes aware of a proxy proposal where the proxy vote is materially important to the client’s account.

In addition to the services described above, Baird has engaged ISS for vote execution and record-keeping services.

Baird Equity Asset Management will not take any action or submit any forms or other applications for or on behalf of its separately managed account clients regarding any class action lawsuits or other legal claims (including notices of claims against companies in bankruptcy) to which clients may be entitled to participate. Rather, Baird Equity Asset Management, if it receives any written materials related to the foregoing, will forward to clients or its custodian any written materials it receives related to the foregoing. At the client’s specific request, Baird Equity Asset Management may provide information and assistance to the client in considering and responding to the materials. Baird Equity Asset Management does not offer legal or tax advice regarding clients’ investments, and a proper assessment or evaluation of the advantages and disadvantages of participating in class action lawsuits or of bringing other legal claims (and filing notices of claims in bankruptcy) require capable legal counsel.

SPECTRUM ASSET MANAGEMENT, INC.

POLICY ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

GENERAL POLICY

Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).  While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:

STANDARDS:

Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:

•	That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.

•	That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

•	That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.

•	That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).

•	That Spectrum will implement a reasonable and sound basis to vote proxies.

PROCESSES:

A.	Following ISS’ Recommendations

Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B.	Disregarding ISS’ Recommendations

Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest, and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against RiskMetrics Recommendation(s), Exhibit A hereto, shall be completed in each such instance.

Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category, and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the following three categories.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.

Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”

As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.

Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.

Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:

•
Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.

•
Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.

•
Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:

•	A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.

•	Publicly available information.

•	Information generally known within Spectrum.

•
Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.

•
Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).

The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.

Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.

Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:

1.
Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).

2.
Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.

If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.

Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.

Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES

CATEGORY I:  Routine Administrative Items

Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature.  We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.  Examples of issues on which we will normally defer to management’s recommendation include:

1.	selection of auditors

2.	increasing the authorized number of common shares

3.	election of unopposed directors

CATEGORY II:  Special Interest Issues

Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

CATEGORY III:  Issues Having the Potential for Significant Economic Impact

Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.

1.
Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.

2.
Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.

3.
Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.

4.
Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.

5.
Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

6.
Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

7.
Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against RiskMetrics Recommendation(s)

This form should be completed in instances in which SAMI Portfolio Manager(s) decide to vote against RiskMetrics recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of RiskMetrics recommendation (see attached full RiskMetrics recommendation:

4. Reasons for voting against RiskMetrics recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No

Name of individual contacted:
Date:

7. Contacted other SAMI portfolio managers who have position in same security:

Yes / No
Name of individual contacted:
Date:

8. Portfolio Manager Signature:
Date:
Portfolio Manager Name:

Portfolio Manager Signature*:
Date:
Portfolio Manager Name:
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.

T. ROWE PRICE ASSOCIATES, INC. AND ITS INVESTMENT ADVISER AFFILIATES

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s

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disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Head of Corporate Governance. Our Head of Corporate Governance is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyExchange, ISS’ web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The

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final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the guidelines, as set by the Proxy Committee, and instruct the Proxy Services Group to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Services Group is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors - For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies with insufficient representation by independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for

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the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues - T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, in most cases we believe shareholders should be offered the opportunity to vote annually. Finally, we may oppose compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues - Vote recommendations for corporate responsibility issues are generated by the Head of Corporate Governance using ISS’ proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate

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governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’ general global policies and has developed custom international proxy voting guidelines based on those recommendations and our own views as investors in these markets.

Fixed Income, Index and Passively Managed Accounts - Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s guidelines as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

Divided Votes - In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views often confer to discuss their positions because in most cases our votes reflect consensus across the Price Funds and other accounts.

Shareblocking - Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan - The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and

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Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

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REPORTING, RECORD RETENTION AND OVERSIGHT

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policy and Procedures

Introduction

Rule 206(4)-6 under the Investment Advisers Act of 1940 addresses an investment adviser’s duty with regard to the voting of proxies for clients. Under the rule an adviser must:

a)
Adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the client’s best interest and to address procedures to be undertaken in the event a material conflict arises between the firm’s interest and that of our clients as to how a particular security or proxy issue is voted;

b)	Disclose to clients how they may obtain information regarding how the firm voted with respect to the client’s securities; and

c)	Describe the firm’s policies and procedures to clients and, upon request, furnish a copy of the policies and procedures to the requesting client.

The policy and procedures below have been reasonably designed to ensure proxies are voted in the best interest of our clients and in compliance with Rule 206(4)-6. Our authority to vote proxies for our clients is established through either the advisory contract (if the contract is silent, implied by the overall delegation of discretionary authority), or our fiduciary responsibility to ERISA clients under Department of Labor regulations.
Policy
The firm undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of the firm’s in instances where a material conflict exists or potentially exists.
The firm has created a proxy voting guideline (the “Guideline”) (see Exhibit N) reasonably believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. In drafting this guideline the firm considered the nature of the firm’s business and the types of securities being managed. The firm created the Guideline to help ensure voting consistency on issues common amongst issuers and to help serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy.
Conflicts of Interest
The most common conflicts of interest result from a situation involving a business relationship and/or a potential financial benefit to the firm. The firm envisions only rare situations where a conflict of interest would exist or potentially exist between the firm and its clients given the nature of the firm’s business, clients, relationships and the types of securities managed. Notwithstanding, apparent or actual conflicts of interest may arise from time to time. In such instances the firm will undertake to vote such proxies in the continued best interest of clients in accordance with the procedures put in place addressing potential or actual material conflicts.

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)
A potential conflict may be resolved in either of the following manners:

•
If the proposal that gives rise to an actual or potential conflict is specifically addressed in the Guideline, the firm may vote the proxy in accordance with the pre-determined Guideline; provided that the pre-determined Guideline involves little or no discretion on the firm’s part; or

•	The firm may follow the recommendations of RiskMetrics, an independent third party, as to how the proxy should be voted.
Limitations
There may be circumstances or situations that may preclude or limit the manner in which proxies are voted. This may include but is not limited to:

•	Mutual Funds – where voting may be controlled by restrictions within the fund or the actions of authorized persons

•	International Securities – where the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so

•	New Accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material

•	Unsupervised Securities – where the firm does not have a basis on which to offer advice

•
Unjustifiable Costs – where the firm may abstain from voting a client proxy in a specific instance if, in our good faith determination, the costs involved in voting such proxy cannot be justified (e.g. total client holdings less than 10,000 shares and not held by a mutual fund; costs associated with obtaining translations of relevant proxy materials for non-U.S. securities) in light of the benefits to the client of voting. In accordance with the firm’s fiduciary duties, the firm shall, in appropriate cases, weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The decision will take into account the effect that the vote, either by itself or together with other votes, is expected to have on the value of client’s investment and whether this expected effect would outweigh the cost of voting.

•	Securities out on loan

•
ERISA accounts – with respect to ERISA clients for whom we have accepted the responsibility for proxy voting, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, and the firm’s duty to avoid prohibited transactions.

Guideline Formulation
The majority of proxy issues to be voted on are both recurring in nature and common amongst issuers. This would include items ranging from the election of directors and ratification of auditors to cumulative voting and “poison pills”. A proxy voting guideline has been developed, (see Exhibit N), to reflect how we believe a vote should normally be cast in order to support the best interest of our clients. The use of this guideline also facilitates a process that supports voting consistency and efficiency in administration. However, it should be acknowledged that a

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)
“blanket voting approach” cannot be applied to many recurring and common issues. The guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in our client’s best interest.
The guideline is the work product of the firm’s investment committee who has the responsibility to determine how proxy issues should be voted to promote the interest of our clients. The investment committee draws on various sources of information in reviewing/formulating the guideline including, but not limited to, research provided by an independent research firm (RiskMetrics), internal research, published information on corporate governance and experience.
Disclosure to Clients
The disclosure/delivery to clients required by Rule 206(4)-6 includes “a concise summary of the firm’s proxy voting process rather than a reiteration of the firm’s policies and procedures” and an indication that “a copy of the policies and procedures is available on request.” The method of delivering this summary is not stipulated, however, it must be clear, not hidden in a longer document and delivered directly to the client. In addition, the disclosure should describe how the client may obtain information from the adviser on how it voted with respect to the client’s securities.
Procedures
The procedures to be performed in the execution or our proxy voting duty to clients will be as follows:
Oversight
The Compliance department will be responsible for the administration and oversight of the proxy voting process. The Compliance department will also:

1.	Review and update the firm’s policies and procedures as necessary.

2.	Coordinate the review and update of the firm’s proxy voting guidelines by the investment committee or its designee.

3.	Consult with and coordinate the voting of proxies with the appropriate portfolio manager as needed.
The Compliance Individual (CI) and Proxy Administrator (PA) will oversee the use of RiskMetrics, an outside third-party vendor, who provides assistance with proxy research, proxy voting and record retention.

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)

Account Setup

1.	New clients will receive a copy of the “Description of Proxy Voting Policies and Procedures” as part of information provided in connection with the firm’s New Client Checklist.

2.
At the time a contract is entered into a determination will be made as to whether the client will retain proxy voting responsibilities. A separate acknowledgement will be obtained where the client elects to retain proxy voting responsibilities.

3.	The PA will arrange for client proxy material to be forwarded to RiskMetrics for voting.
Securities Lending
In many cases Vaughan Nelson’s clients participate in securities lending programs whereby the legal right to vote a proxy is transferred to the borrower as a result of lending process. From time to time, circumstances may arise where Vaughan Nelson desires to vote shares in an upcoming proxy (i.e. acquisition, contested election, etc.). In these cases, Vaughan Nelson, if the record date has not passed, will request the client to ‘recall’ the security in question from loan until the proxy record date in order for the client (and thereby Vaughan Nelson) to be the holder of record in order to cast the proxy vote.
Voting Process

1.	The PA uploads a file each day (on a settlement date basis) detailing all the securities held on behalf of our clients for which we own more than 10,000 shares to RiskMetrics.

2.	RiskMetrics is responsible for matching the proxy material received with this listing and following up with any custodian that has not forwarded proxies within a reasonable time.

3.	Through web access and the RiskMetrics software the PA is able to determine for each security its record date, meeting date and whether RiskMetrics has completed proxy research on the security.

4.	The PA will download the RiskMetrics proxy research for each security along with a copy of the voting form and forward the package to the CI.

5.
The CI will make a determination as to whether a material conflict exists with regard to the proxy or an individual proxy issue. The results of this determination will be documented and initialed on the proxy voting form.

6.	The CI will review the proxy issues against the firm’s Guideline and cast each vote on the voting form, if able, and sign off on having voted those issues.

a)	If all issues were able to be voted within the Guideline the package will be returned to the PA for online voting.

b)	If issues exist for which a case-by-case review must be made the package is forwarded to the appropriate manager. The manager will review the information.

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Proxy Voting Policies and Procedures (cont’d.)

c)
within the package and any other necessary information in order to formulate the vote to be cast. The rationale for any departures from the firm’s Guideline will be documented within the package. All votes will be indicated on the voting form and the manager will sign off as to having voted those issues. The package will then be returned to the PA for voting.

d)
As described under “Conflicts of Interests”, where a material conflict exists the firm may vote the issue 1) in accordance with the Guideline if the application of such policy to the issue at hand involves little or no discretion on the part of the firm, or

2) as indicated by the independent third-party research firm, RiskMetrics. By voting conflicts in accordance with the indication of an independent third-party, the firm will be able to demonstrate that the vote was not a product of a conflict of interest. An indication that this was the approach taken to vote the issue will be made and signed off on by the Compliance Officer. The package will then be returned to the PA for voting.

7.
Through the software interface with RiskMetrics the PA will indicate, review and submit our vote on individual securities. The PA is able to re-submit our vote up until the day before the meeting which can accommodate cases where new information may come to light.

8.	RiskMetrics will then process the vote with the issuer on behalf of the firm.
Recordkeeping
The following records relating to the voting of proxies will be maintained for a period of five years from the end of the fiscal year in which the entry was made, the first two onsite at the firm.

1.	A copy of the proxy voting policies and procedures – CI

2.	Client acknowledgement indicating the client’s election to retain proxy voting responsibilities -- PA

3.	Proxy statements received on client securities – PA, RiskMetrics, Edgar

4.	Record of vote cast for each client – RiskMetrics, PA

5.	Internal voting package and any document created that was material to the decision or to a departure from the Guideline – PA

6.	Each written request for proxy voting information (policy or votes cast) and the firm’s written response to any client request for such records – PA, CI

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

Exhibit N – VNIM Proxy Voting Guideline

Memorandum

DATE:	March 23, 2011

TO:	All Portfolio Managers

FROM:	Richard Faig

RE:	Updated Summary of Proxy Voting Guidelines

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

		Vote with Mgmt.	Vote For	Vote Against	Discuss with Mgr.
Directors
•	Voting on director nominees in uncontested elections	x
•	Chairman and CEO can be the same person	x
•	Majority of directors must be independent	x
•	Minimum stock ownership requirements	x
•	Term of office	x
•	D&O indemnification and liability protection	x
•	Director nominees in contested elections				x
•	Reimburse dissident proxy solicitation expenses				x
Ratifying Auditors			x

Charitable Contributions - proposals to limit				x

Proxy Contest Defenses
•	Efforts to further the annual election of directors		x
•	Efforts that allow director removal w/ or w/o cause	x
•	Efforts that allow director removal w/ or w/o cause		x
•	Efforts to permit cumulative voting		x
•	Efforts to allow shareholders to call special meetings		x
•	Efforts to allow shareholder action by written consent		x
•	Fixed size of Board		x

Tender Offer Defenses
•	Poison Pills			x
•	Fair Price Provisions - no more than simple majority req'd.	x
•	Anti-Greenmail		x
•	Anti-Greenmail bundled with other provisions				x
•	Pale Greenmail with restructuring				x
•	Dual class exchange offers or recapitalizations			x
•	Supermajority Vote Requirement to amend Charter or Bylaws			x
•	Supermajority Vote Requirement to approve mergers			x
•	Shareholder approval of preferred issues other than general		x
Confidential Voting			x

Significant Shareholder Access to Management Proxy Material			x

Shareholder Advisory Committees				x

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

		Vote with Mgmt.	Vote For	Vote Against	Discuss with Mgr.

Capital Structure
•	Increase common stock authorized				x
•	Increase common stock authorized more than 100%				x
•	Splits and reverse splits		x
•	Blank Check Preferred stock not used for defense		x
•	New class of Unspecified Preferred Stock			x
•	Increase in authorized Blank Check Preferred				x
•	Reduce Par Value of stock		x
•	Shareholder proposals for Preemptive Rights				x
•	Debt Restructurings				x
•	Open market share repurchases		x

Executive and Director Compensation (Generally vote with management; review with manager if management and RMG split.)
•	Additional disclosure of compensation	x
•	Limitations on executive and director compensation	x
•	Golden Parachutes require shareholder ratification		x
•	Non-binding shareholder ratification of executive				x
officer compensation
•	Advisory vote on say-on-pay frequency				x
•	Approval of extraordinary transaction executive compensation				x
•	ESOPs implementation or increase require shareholder		x
•	401(k) Plans		x
•	Stock Incentive / Compensation plan origination or	x

Efforts to Include the Cost of Stock Options in Expenses			x

State of Incorporation
•	Opt in state takeover statutes		x
•	Opt out state takeover statutes			x
•	Change state of incorporation				x

Mergers and Restructurings
•	Mergers and acquisitions				x
•	Restructurings				x
•	Spin-offs				x

Vaughan Nelson Investment Management
Vaughan Nelson Trust Company
Investment Adviser Policies and Procedures Manual
September 2011

		Vote with Mgmt.	Vote For	Vote Against	Discuss with Mgr.
•	Asset Sales				x
•	Liquidations				x
•	Shareholder Appraisal Rights (right to require an appraisal)		x
•	Change in corporate name		x
Open-ended approval of “Other Business Coming Before the Meeting				x

Mutual Fund Proxies - (Generally vote for except on changes to Fundamental Investment Restrictions or proposals to hire/fire Managers, which should be discussed

Social and Environmental Issues (vote for additional disclosures)

•	Energy and Environment	x
•	Conducting business in politically sensitive regions	x
•	Military issues	x
•	Maquiladora and international operating standards	x
•	EEOC	x
•	Animal rights	x
•	Product integrity and marketing	x
•	Human resource issues	x
•	Sustainability reporting	x

<LOGO> Victory Capital

Proxy Policy	Policy H-12

Proxy Voting Policy

When Victory Capital Management Inc. (“Victory”) client accounts hold stock and Victory has an obligation to vote proxies for the stock, the voting authority will be exercised in accordance with:

•	the direction and guidance, if any, provided by the document establishing the account relationship

•
principles of fiduciary law and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Both require Victory to act in the best interests of the account. In voting such stock, Victory will exercise the care, skill, prudence and diligence a prudent person would use, considering the aims, objectives, and guidance provided by the documents governing the account.

•	the guidelines listed in this policy, including the ISS Taft Hartley guidelines in Appendix A and the Victory public company guidelines in Appendix B.

Victory votes client securities in the best interests of the client. In general, this entails voting client proxies with the objective of increasing the long-term economic value of client assets. In determining the best interests of the account, Victory considers, among other things, the effect of the proposal on the underlying value of the securities (including the effect on marketability of the securities and the effect of the proposal on future prospects of the issuer), the composition and effectiveness of the issuer's board of directors, the issuer’s corporate governance practices, and the quality of communications from the issuer to its shareholders.

Where Victory has an obligation to vote client proxies:

•	reasonable efforts will be made to monitor and keep abreast of corporate actions

•	all stock, whether by proxy or in person, will be voted, provided there is sufficient time and information available

•	a written record of such voting will be maintained by Victory

•
Non-routine proposals not covered by the guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Victory analyst(s) or portfolio manager(s).

•
Victory’s Proxy and Corporate Activities Committee (the “Proxy Committee”) will supervise the voting of client securities. In all cases, the ultimate voting decision and responsibility rests with the members of the Proxy Committee.

Statement of Corporate Governance
The voting rights associated with stock ownership are as valuable as any other financial assets. As such, they must be managed in the same manner. Victory has established voting guidelines that seek to protect these rights while attempting to maximize the value of the underlying securities.

Proxy Voting Procedure
The Proxy Committee determines how proxies will be voted. Decisions are based exclusively with the best interest of the client in mind.

Voting may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee.

Victory’s portfolio managers opinions concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in the client’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.
The Proxy Committee is comprised of Victory employees who represent vital areas within the company and can provide a range of knowledge which enhances the committees decision making capabilities. Quorum exists when three voting committee members are either in attendance or participate remotely via video or teleconference. Approval is based on a majority of votes cast.
Victory has engaged ISS (Institutional Shareholder Services) to perform the administrative tasks of receiving proxies, proxy statements, and voting proxies in accordance with the Victory Proxy Policy. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by Victory.

Proxy Policy	Policy H-12

Voting Guidelines
The following guidelines are intended to assist in voting proxies and are not to be considered rigid rules. The Proxy Committee is directed to apply these guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the account or if it is required under the documents governing the account.
The committee may also take into account independent third party, general industry guidance or other governance board review sources when making decisions. The committee may additionally seek guidance from other internal sources with special expertise on a given topic, where appropriate.
All Proxy Committee voting decisions will be documented.
The following is a discussion of selected proxy proposals which are considered periodically at annual meetings. Victory’s general position with regard to such proposals is also included.

Routine/Miscellaneous Proposals

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Soliciting Votes for Merger or Transaction
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
Audit-Related
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability CASE-BY-CASE. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement, the degree to which these agreements impact shareholders' rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.

WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Proxy Policy	Policy H-12

Auditor Ratification
Victory expects a company to have completed its due diligence on the auditors; therefore, selection is approved. However, in cases where auditors have failed to render accurate financial statements, votes are withheld. A favorable position is given to auditors who receive more compensation from their audit engagement than other services with the company.

Vote FOR the ratification of auditors.
However, vote AGAINST in cases where auditors have failed to render accurate financial statements or where non-audit fees exceed audit fees.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Receiving and/or Approving Financial Reports
(This is a non-US issue)
Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed
Shareholder Proposals Limiting Non-Audit Services
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Shareholder Proposals on Audit Firm Rotation
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Board of Directors
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.

Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

•	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;

•	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company's ownership structure;

Proxy Policy	Policy H-12

•	The company's existing governance provisions;

•	The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and,

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

•
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders' ability to amend bylaws.

For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopts bylaw or charter provisions adverse to shareholders' rights, considering the following factors:

•	The level of impairment of shareholders' rights caused by the provision;

•	The company’s or the board's rationale for adopting the provision;

•
The provision's impact on the ability to change the governance structure in the future (e.g., limitations on shareholder right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure; and,

•	A public commitment to put the provision to a shareholder vote within three years of the date of the initial public offering.
Unless the adverse provision is reversed or submitted to a vote of public shareholders, vote case-by-case on director nominees in subsequent years.

Board Accountability
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE), for the following:

Problematic Takeover Defenses

Classified Board Structure
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election -- any or all appropriate nominees (except new) may be held accountable;

_________________________________
1 In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If Victory cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

Proxy Policy	Policy H-12

Director Performance Evaluation
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder approved poison pill.

Poison Pills
The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHHOLD/AGAINST every year until this feature is removed.

The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009).

The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:
The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•
The date of the pill‘s adoption relative to the date of the next meeting of shareholders i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer‘s rationale;

•	The issuer's governance structure and practices; and

•	The issuer's track record of accountability to shareholders.

Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
•The company receives an adverse opinion on the company’s financial statements from its auditor; or
•There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:
•There is a significant misalignment between CEO pay and company performance (pay for performance);
•The company maintains significant problematic pay practices;
•The board exhibits a significant level of poor communication and responsiveness to shareholders;
•The company fails to submit one-time transfers of stock options to a shareholder vote; or
•The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Proxy Policy	Policy H-12

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:
The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•The company's response, including:
◦Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
◦Specific actions taken to address the issues that contributed to the low level of support;
◦Other recent compensation actions taken by the company;
•Whether the issues raised are recurring or isolated;
•The company's ownership structure; and
•Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments
Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;

•	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company's ownership structure;

•	The company's existing governance provisions;

•	Whether the amendment was made prior to or in connection with the company's initial public offering;

Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•
Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness
Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors as appropriate if:

•	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

◦	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

◦	Rationale provided in the proxy statement for the level of implementation;

◦	The subject matter of the proposal;

◦	The level of support for and opposition to the resolution in past meetings;

◦	Actions taken by the board in response to the majority vote and its engagement with shareholders;

◦	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

◦	Other factors as appropriate;

•	The board failed to act on takeover offers where the majority of shares are tendered;

•
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

•
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

Proxy Policy	Policy H-12

•
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

◦	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

◦	The company's ownership structure and vote results;

◦	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

◦	The previous year's support level on the company's say-on-pay proposal.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.
Director Competence
Attendance at Board and Committee Meetings
Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors
Vote AGAINST or WITHHOLD from individual directors who:

•	Sit on more than six public company boards; or

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own- WITHHOLD their outside boards.
Categorization of Directors
Inside Director (I)

•	Current employee or current officer[i] of the company or one of its affiliatesii.

•	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).

•	Director named in the Summary Compensation Table (excluding former interim officers).

Affiliated Outside Director (AO)

•	Board attestation that an outside director is not independent.

•	Former CEO of the companyiii,iv.

•	Former CEO of an acquired company within the past five yearsiv.

•	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made[v].

•	Former officer[i] of the company, an affiliateii or an acquired firm within the past five years.

•	Officer[i] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

•	Officer[i], former officer, or general or limited partner of a joint venture or partnership with the company.

Proxy Policy	Policy H-12

•	Immediate family membervi of a current or former officer[i] of the company or its affiliatesii within the last five years.

•
Immediate family membervi of a current employee of company or its affiliatesii where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

•
Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliateii of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

•
Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliateii of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

•	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliatesii (excluding investments in the company through a private placement).

•
Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliatesii (excluding investments in the company through a private placement).

•
Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliatesii.

•	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

•	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

•	Founderxi of the company but not currently an employee.

•	Any materialxii relationship with the company.

Independent Outside Director (IO)
No materialxii connection to the company other than a board seat.

Footnotes:
i The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.
ii “Affiliate” includes a subsidiary, sibling company, or parent company. Victory uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.
iii Includes any former CEO of the company prior to the company’s initial public offering (IPO).
iv When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, Victory will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
v Victory will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. Victory will also consider if a formal search process was under way for a full-time officer at the time.
vi “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
vii Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
viii A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of

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a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, Victory will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
ix Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.
x Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
xi The operating involvement of the founder with the company will be considered. Little to no operating involvement ever may cause Victory to deem the founder as an independent outsider.
xii For purposes of Victory's director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Other Board-Related Proposals
Age/Term Limits
Vote AGAINST management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
Vote AGAINST proposals to classify (stagger) the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.
CEO Succession Planning
Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.
Cumulative Voting
Generally vote FOR proposals to eliminate cumulative voting.

Generally vote AGAINST shareholder proposals to restore or provide for cumulative voting.
Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals that would:

•	Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

•	Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

•
Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.

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Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.
Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.
Establish other Board Committee Proposals
Generally vote AGAINST shareholder proposals to establish a new board committee.
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
Independent Chair (Separate Chair/CEO)

Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

•	The scope of the proposal;

•	The company's current board leadership structure;

•	The company's governance structure and practices;

•	Company performance; and

•	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.
Under the review of the company's board leadership structure, Victory may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, Victory will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.

The review of the company's governance practices may include, but is not limited to poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence

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at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

Victory’s performance assessment will generally consider one-, three, and five-year total shareholder return compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.
Majority of Independent Directors/Establishment of Independent Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by Victory’s definition of independent outsider. (See Categorization of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
Majority Vote Standard for the Election of Directors
Vote AGAINST if the company already has a Resignation Policy in place, otherwise vote with stated policy;

Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.

Generally vote FOR precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Proxy Access (Open Access)
Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:

•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.
Require More Nominees than Open Seats
Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
Shareholder Engagement Policy (Shareholder Advisory Committee)
Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•
The company has an independent chairman or a lead director, according to Victory’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests- Voting for Director Nominees in Contested Elections
Internally reviewed on a CASE-BY-CASE basis considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

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•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Vote No Campaigns
In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Takeover Defenses and Related Actions
Anti-takeover statutes generally increase management's potential for insulating itself and warding off hostile takeovers that may be beneficial to shareholders. While it may be true that some boards use such devices to obtain higher bids and to enhance shareholder value, it is more likely that such provisions are used to entrench management.

Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Confidential Voting
Victory Capital will evaluate shareholder proposals requesting confidential running vote tally proposals on a case-by-case basis taking into account the following factors:

•	Whether the policy allows the company to monitor the number of votes cast for purposes of achieving a quorum or to conduct solicitations for other proper purposes; and

•
Whether the enhanced confidential voting requirement applies to contested elections of directors or to contested proxy solicitations, which would put the company at a disadvantage relative to dissidents.

Vote FOR management proposals to adopt confidential voting.
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

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Vote FOR proposals to restore voting rights to the control shares.
Control Share Cash-Out Provisions
Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.
Equal Access Proposals
Vote FOR proposals seeking equal access to proxies.
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights
Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

•	The company's stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

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•
Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).
Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•
The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
Management Proposals to Ratify a Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

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•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
Reincorporation Proposals
Management or shareholder proposals to change a company's state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company's governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals restricting or eliminating shareholders' right to call special meetings.

Vote FOR proposals allowing shareholders to call special meetings unless the company currently provides the right to call special meetings at a threshold of 25 percent, upon which Victory votes AGAINST.
Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

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State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
Vote AGAINST proposals seeking to adopt supermajority vote requirements higher than 66.67 percent.

Vote FOR proposals seeking to reduce or eliminate supermajority vote requirements.

CAPITAL/RESTRUCTURING
The stewardship of a corporation's capital structure involves a number of important issues, including dividend policy, taxes, types of assets, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. For the most part, these decisions are best left to the board and senior management of the firm. However, while a company's value depends more on its capital investment and operations than on how it is financed, many financing decisions have a significant impact on shareholders, particularly when they involve the issuance of additional common stock, preferred stock, or the assumption of additional debt. Additional equity financing, for example, may reduce an existing shareholder's ownership interest and can dilute the value of his investment. Shareholders must also be alert to potential anti-takeover mechanisms, which are often embedded in management's chosen financing vehicles.
Capital
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action

Vote FOR management proposals to eliminate par value.
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote FOR increases in authorized common stock, unless the increase is being used to thwart a takeover, upon which Victory votes AGAINST.

Vote AGAINST proposals that seek to permanently revoke or remove preemptive rights from shareholders.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

◦	The company's use of authorized shares during the last three years

•	The Current Request:

◦	Disclosure in the proxy statement of the specific purposes of the proposed increase;

◦	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

◦
The dilutive impact of the request as determined by an allowable increase calculated by Victory (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

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Authority to Issue Additional Debt
(This is a non-US issue.)
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.
Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

◦	The company's use of authorized preferred shares during the last three years;

•	The Current Request:

◦	Disclosure in the proxy statement of the specific purposes for the proposed increase;

◦	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

◦
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by Victory (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

◦	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
Recapitalization Plans
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:

•	A stock exchange has provided notice to the company of a potential delisting; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with Victory's Common Stock Authorization policy.

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Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with Victory's Common Stock Authorization policy.
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
Restructuring
Appraisal Rights
Vote FOR proposals to restore or provide shareholders with rights of appraisal.
Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.
Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

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Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Vote CASE-BY- CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders' positions;

•	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;

•	Management's efforts to pursue other alternatives;

•	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest - arm's length transaction, managerial incentives.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
Vote CASE-BY-CASE on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

◦	Are all shareholders able to participate in the transaction?

◦	Will there be a liquid market for remaining shareholders following the transaction?

◦	Does the company have strong corporate governance?

◦	Will insiders reap the gains of control following the proposed transaction?

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◦	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?
Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.
Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
Vote CASE-BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•
Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.

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•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

o
The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

o
When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

•	Financial issues:

o	The company's financial condition;

o	Degree of need for capital;

o	Use of proceeds;

o	Effect of the financing on the company's cost of capital;

o	Current and proposed cash burn rate;

o	Going concern viability and the state of the capital and credit markets.

•
Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

•	Control issues:

o	Change in management;

o	Change in control;

o	Guaranteed board and committee seats;

o	Standstill provisions;

o	Voting agreements;

o	Veto power over certain corporate actions; and

o	Minority versus majority ownership and corresponding minority discount or majority control premium

•	Conflicts of interest:

o	Conflicts of interest should be viewed from the perspective of the company and the investor.

o	Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?

•	Market reaction:

o	The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement, or FOR the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.
Reorganization/Restructuring Plan (Bankruptcy)
Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

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Special Purpose Acquisition Corporations (SPACs)
Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:

•
Valuation – Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•
Market reaction – How has the market responded to the proposed deal? A negative market reaction may be a cause for concern.  Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•
Deal timing – A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process – What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•
Conflicts of interest – How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements – Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance – What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
Spin-offs
Vote CASE-BY-CASE on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.
Value Maximization Shareholder Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

Proxy Policy	Policy H-12

COMPENSATION
Executive Pay Evaluation
Executive pay remains a perennial hot button issue for shareholders, who want assurance that top management’s compensation is primarily performance-based, fair, and reasonable. Any evaluation of executive pay must recognize two underlying forces: an executive labor market, where executive pay packages result from negotiations in a war for talent, and an agency problem, where boards and shareholders try to align pay incentives with shareholder value creation.
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or
AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

•
Insufficient Executive Compensation Disclosure by Externally Managed Issuers (EMIs) to the list of practices that may result in an adverse recommendation on the advisory vote on executive compensation. This refers to an EMI's failure to provide sufficient disclosure to enable shareholders to make a reasonable assessment of compensation arrangements for the EMI's named executive officers.

Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices-- dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•
Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment

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with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•
Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•
Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and

•
Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:

•	AGAINST management "say on pay" (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):

◦	In egregious situations;

◦	When no MSOP item is on the ballot; or

◦	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or

•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS'

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Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

◦	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

◦	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

◦	CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating
Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

◦	Unclear explanation of how the CEO is involved in the pay setting process;

◦	Retrospective performance targets and methodology not discussed;

◦	Methodology for benchmark ing practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

o	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

o	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

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Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.
Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), Victory Capital will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity Based and Other Incentive Plans

Vote case-by-case on certain equity-based compensation plans[3] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars:

Plan Cost
The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:

•	Automatic single-triggered award vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan.

_________________________________
3 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO's most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•
The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.

Grant Practices
Three-Year Burn Rate
Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year's burn-rate benchmark.
Egregious Factors
Liberal Change in Control Definition
Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

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Repricing Provisions
Vote AGAINST plans that do not expressly prohibit the repricing or exchange of underwater stock options without prior shareholder approval. "Repricing" includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Problematic Pay Practices
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, Victory vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;

•	Contribution of non–performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.
Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Other Compensation Plans
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans-- Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Proxy Policy	Policy H-12

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
Employee Stock Purchase Plans-- Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered CASE-BY-CASE using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in ISS’s classification of director independence, or if the plan contains excessive problematic provisions.
Option Exchange Programs/Repricing Options
Vote AGAINST proposals seeking the authority to reprice options.

Vote AGAINST proposals seeking to approve an option exchange program.
Stock Plans in Lieu of Cash
Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, Victory will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Proxy Policy	Policy H-12

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

•
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
Director Compensation
Equity Plans for Non-Employee Directors
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

◦	A minimum vesting of three years for stock options or restricted stock; or

◦	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

◦	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

◦	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•
Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Proxy Policy	Policy H-12

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Adopt Anti-Hedging/Pledging/Speculative Investments Policy
Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Bonus Banking/Bonus Banking “Plus”
Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.
Compensation Consultants-Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

Proxy Policy	Policy H-12

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

◦	Rigorous stock ownership guidelines;

◦	A holding period requirement coupled with a significant long-term ownership requirement; or

◦	A meaningful retention ratio;

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

◦	Rigorous stock ownership guidelines, or

◦	A holding period requirement coupled with a significant long-term ownership requirement, or

◦	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While Victory favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Non-Deductible Compensation
Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.
Pay for Performance
Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•
First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Premium priced options should have a premium of at least 25 percent and higher to be considered performance based awards.

•	Second, assess the rigor of the company’s performance based equity program. If the bar set for the performance based program is too low based on the company’s historical or peer group comparison,

Proxy Policy	Policy H-12

generally vote FOR the proposal. If target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
Generally vote AGAINST, if a majority of pay is already linked to performance than proposal is redundant.

Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
Prohibit CEOs from serving on Compensation Committees
Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoup Bonuses
Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. Victory will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.
Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•
Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the

Proxy Policy	Policy H-12

proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Retention/Holding Period
Vote AGAINST shareholder proposals asking companies to adopt holding periods or retention ratios for their executives.
Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
Tax Gross-Up Proposals
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity
Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under Victory policy, and may even result in withheld votes from compensation committee members. The second component of this proposal –- related to the elimination of accelerated vesting – requires more careful consideration. The following factors will be taken into regarding this policy.

•
The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

Social/Environmental Issues

Overall Approach
When evaluating social issues such as human rights, labor and employment, the environment, and tobacco, Victory combines such proposals based on the expected impact to the shareholder and their long-term economic interest. As applicable, Victory may additionally factor corporate governance concerns, reasonableness of each request and related business exposure to the company when analyzing the expected potential impact to shareholders.
Diversity
Board Diversity
Generally vote AGAINST requests for reports on the company's efforts to diversify the board, if the company has a Board & Nominating Committee that has a practice of selecting candidates based on knowledge, experience, and skills regardless of gender or race.
Equality of Opportunity
Generally vote AGAINST proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, if the company already has a policy in place

Proxy Policy	Policy H-12

Political Contributions
Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

•	The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Lobbying
Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

General Sustainability Reporting Proposals
Generally vote AGAINST if:

•	Company already provides sustainability reporting, even if it doesn’t follow the specific standards requested in the proposal

•	Similar disclosure as its peers

•	Free from any major incidents in the past several years
GHG Reporting
For proposals requesting a company disclose information on the impact of climate change on its operations and investments, a case-by-case approach will be applied, taking into account the company's current level of disclosure.
Victory Capital will review internally proposals that call for the adoption of GHG reduction goals from products and operations.

Human Rights Risk Assessment
Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

•	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;

•	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;

•	Recent, significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and

•	Whether the proposal is unduly burdensome or overly prescriptive.

Proxy Policy	Policy H-12

Mutual Fund Proxies

Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).
Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.
1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Proxy Policy	Policy H-12

Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund's target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.
Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.
Change in Fund's Subclassification
Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.
Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•
Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

Proxy Policy	Policy H-12

Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.
Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

International Proxy Voting
Victory will attempt to vote every proxy it receives for all International foreign proxies. However, there may be situations in which Victory may vote against, withhold a vote or cannot vote at all. For example, Victory may not receive a meeting notice in enough time to vote or Victory may not be able to obtain enough information to make a fully informed decision, in which case we will vote against.
In certain foreign jurisdictions, voting of proxies will result in the lockup of shares, impairing Victory's ability to trade those shares for several days. This could result in significant loss to the investor. Consequently, in those foreign jurisdictions which engage in this practice, Victory will generally refrain from proxy voting.
In other foreign jurisdictions, the determination by the Proxy Committee to vote, or refrain from voting, proxy will take into consideration any additional costs to investors which may be incurred from the research and voting process.
Additional Topics
Any issue not covered within the guidelines will be evaluated by the Proxy Committee on a case-by-case basis.

Material Conflicts of Interest
In the event a material conflict of interest arises between Victory’s interests and those of a client during the course of voting client’s proxies, the Proxy Committee shall:

•	Vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue

•	In the event that the Proxy Voting Guidelines are inapplicable, determine whether a vote for, or against, the proxy is in the best interest of the client’s account

•	Document the nature of the conflict and the rationale for the recommended vote

Proxy Policy	Policy H-12

•	Solicit the opinions of Victory’s Chief Compliance Officer, and if necessary the Chief Legal Officer, or their designee, or consult an internal or external, independent adviser

•
report to the Victory Capital Management Board any proxy votes that took place with a material conflict situation present, including the nature of the conflict and the basis or rationale for the voting decision made.

If a member of the Proxy Committee has a personal conflict (e.g. family member on board of company) he/she will recuse themselves from voting.

Recordkeeping
In accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940, as amended, Victory will retain the following records with respect to proxy voting:

•	copies of all policies and procedures required by Rule 206(4)-6

•	a written record of votes cast on behalf of clients

•	any documents prepared by Victory or the Proxy Committee germane to the voting decision

•	a copy of each written client request for information on how Victory voted proxies on such client’s behalf

•	a copy of any written response by Victory to any written or verbal client request for information on how Victory voted such client’s proxies

Glossary
Blank Check Preferred Stock – A popular term for preferred stock in which the board of directors is given broad discretion to establish voting, conversion, dividend and other rights of preferred stock at the time the board issues the stock. Some boards that have authority to issue blank check preferred stock have used it to create takeover defenses.
Bylaw - Bylaws supplement each company's charter, spelling out in more specific detail general provisions contained in the charter. Board of Directors often have the power to change bylaw provisions without shareholder approval.
Charter - Also known as the articles of incorporation, the charter sets forth the respective rights and duties of shareholders, officers, and directors. The charter constitutes the fundamental governing rules for each corporation. Shareholder approval is required to amend a company's charter.
Classified Board - A classified board is a board that is divided into separate classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes; each year, one-third of the directors stand for election. A classified board makes it difficult to change control of the board through a proxy contest, since it would normally take two years to gain control of a majority of board seats.
Confidential Voting - Also known as closed voting or voting by secret ballot, under confidential voting procedures, all proxies, ballots and voting tabulations that identify shareholders are kept confidential. Independent vote tabulators and inspectors of election are responsible for examining individual ballots, while management and shareholders are only told vote totals.
Corporate Governance - Corporate governance is the framework within which corporations exist. Its focus is the relationship among officers, directors, shareholders, stakeholders and government regulators, and how these parties interact to oversee the operations of a company.
Cumulative Voting - Normally, shareholders cast one vote for each director for each share of stock owned. Cumulative voting permits shareholders to apportion the total number of votes they have in any way they wish among candidates for the board. Where cumulative voting is in effect, a minority of shares may be able to elect one or more directors by giving all of their votes to one or several candidates.
Fair Price Provisions - Fair price requirements compel anyone acquiring control of a corporation to pay all shareholders the highest price that the acquirer pays to any shareholder during a specified period of time. Fair price requirements are intended to deter two-tier tender offers in which shareholders who tender their shares first receive a higher price for their shares than other shareholders.
Greenmail - Greenmail refers to the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder's agreement not to acquire the target company. Greenmail is widely considered to a form of blackmail. Some companies have attempted to deter greenmail by adding anti-greenmail provisions to their chargers.

Proxy Policy	Policy H-12

Indemnification - Indemnification permits corporations to reimburse officers and directors for expenses they incur as a result of being named as defendants in lawsuits brought against the corporation. Indemnification often covers judgment awards and settlements as well as expenses. Without indemnifications, or directors' liability insurance, most companies would be unable to attract outside directors to serve on their boards.
Majority Voting – The standard whereby a director or nominee will be elected only if receiving an affirmative majority of votes cast, even if running unopposed for an open seat. In contrast, the plurality standard holds that a nominee or director will be elected based on having received the most votes, whether or not having received an affirmative majority of votes cast.
Poison Pill - The popular term for a takeover defense that permits all shareholders other than an acquirer to purchase shares in a company at a discount if the company becomes a takeover target. A company with a pill (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs. The triggering event occurs when an acquirer buys more than a specified amount of a target company's stock without permission of the target company's board. Once the pill is triggered, shareholders (except for the acquirer) usually have the right to purchase shares directly from the target company at a 50 percent discount, diluting both ownership interest and voting rights. Most pills have provisions that permit the board to cancel the pill by redeeming the outstanding warrants or rights at nominal cost. Pills can force acquirers to bargain directly with a target company's board, but they can also be used to deter or to block acquisition bids altogether. Corporations are not required by law to submit their poison pills for shareholder approval, and very few companies have chosen to seek shareholder approval.
Pre-emptive Rights - pre-emptive rights are intended to allow existing shareholders to maintain their proportionate level of ownership by giving them the opportunity to purchase additional shares pro rata before they are offered to the public. pre- emptive rights are something of an anachronism today because shareholders of publicly traded companies who want to maintain their proportionate ownership interest may do so by purchasing shares in the open market. Many companies whose charters have pre-emptive rights provisions have asked shareholders to amend their charters to abolish pre-emptive rights.
Proxy - The granting of authority by shareholders to others, most often corporate management, to vote their shares at an annual or special shareholders' meeting.
Proxy Contest - Proxy contests take different forms. The most common type of proxy contest is an effort by dissident shareholders to elect their own directors. A contest may involve the entire board, in which case the goal is to oust incumbent management and take control of the company. Or, it may involve a minority of board seats, in which case dissidents seek a foothold position to change corporate strategy without necessarily changing control. Proxy contests may also be fought over corporate policy questions; dissidents may, for example, wage a proxy contest in support of a proposal to restructure or sell a corporation. Many proxy contests are today waged in conjunction with tender offers as a means of putting pressure on a target company's board to accept the tender offer. In a well-financed proxy contest, dissidents usually print and distribute their own proxy materials, including their own proxy card. Proxy contests usually feature letter writing and advertisement campaigns to win shareholder support.
Proxy Statement – A document in which parties soliciting shareholder proxies provide shareholders with information on the issues to be voted on at an annual or special shareholder’s meeting. The soliciting party generally presents arguments as to why shareholders should grant them their proxy. The information that must be disclosed to shareholders is set forth in Schedule 14A of the Securities Exchange Act of 1934 for a proxy solicited by the company and in Schedule 14B for the act for proxies solicited by others.
Recapitalization Plan - A recapitalization plan is any plan in which a company changes its capital structure. Recapitalization can result in larger or smaller numbers of shares outstanding, or in creation of new classes of stock in addition to common stock. Recapitalization plans must be approved by shareholders.
Reincorporation - Reincorporation refers to changing the state of incorporation. A company that reincorporates must obtain shareholder approval for the move and for the new charter it adopts when it shifts its state of incorporation. Many re-incorporations involve moves to Delaware to take advantage of Delaware's flexible corporate laws.
Restricted Stock – Stock that must be traded in compliance with special SEC regulations concerning its purchase and resale from affiliate ownership, M&A activity and underwriting activity.

Proxy Policy	Policy H-12

Restructuring Plan - A restructuring plan is any plan that involves a significant change in a company's capital structure. This would include a recapitalization plan, a leveraged buyout, or a major sale of assets. Restructuring plans after shareholder approval before they can be implemented.
Rights of Appraisal - Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal generally applies to mergers, sales of essentially all assets of the corporation, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.
Share Repurchase Plan – A repurchase plan is a program by which a Company buys back its own shares from the market, thereby, reducing the number of outstanding shares. This is generally an indication that the Company thinks the shares are undervalued.
Stakeholder Laws - In essence, stakeholder laws state that corporate directors owe a duty to a host of constituencies beyond shareholders: local communities, employees, suppliers, creditors, and others. This is in contrast to the traditional model of the publicly held corporation in law and economics which says that corporate directors have a legally enforceable duty to one constituency - their shareowners.
Supermajority - Most state corporation laws require that mergers, acquisitions and amendments to the corporate charter be approved by a majority of the outstanding shares. A company may, however, set a higher requirement by obtaining shareholder approval for a higher threshold. Some supermajority requirements apply to mergers and acquisitions. Others apply to amendments to the charter itself - that is, the charter, or certain parts of it, may be amended in the future only if the amendments receive the specified supermajority level of support.
Sustainability Report – A company report on policies and initiatives related to social, economic or environmental issues.
Written Consent - The ability to act by written consent to allow shareholders to take action collectively without a shareholders' meeting. The written consent procedure was developed originally to permit closely held corporations to act quickly by obtaining consents from their shareholders. The procedure is, however, available in many states to publicly traded companies as well, unless prohibited or restricted in a company's charter. Many companies have sought shareholder approval to restrict or abolish the written consent procedure; their principal reason for doing so is to prevent takeovers opposed by the incumbent board and management.
Executive Compensation Terms
At-the-Money Option - An option with exercise price equal to the current market price.
Change-in-Control Provision - A provision in a stock option plan that allows for immediate vesting of outstanding options if certain events take place which may be deemed a change in control, such as the purchase of a majority of the company's outstanding shares by a third party.
Deferred Stock - A share grant in which the participant receives a specified amount of shares, granted at no cost, if he remain employed with the company for a certain period of time. The participant does not have voting or dividend rights prior to vesting, though dividends typically accumulate until vesting.
Employee Stock Purchase Plan - A plan qualified under Section 423 of the IRS Code, which allows employees to purchase shares of stock through payroll deductions.
Employee Stock Ownership Plan (ESOP) - A qualified defined contribution plan under the IRS Code which allows the ESOP plan trustees to invest up to 100 percent of the plan's assets in shares or its own company stock.. Variants of these plans include the stock bonus plan, the leveraged stock bonus plan (where the trust can borrow money from lending sources to buy more stock), and matching ESOP's (in which employees match the contribution that the company makes). ESOP's offer employees tax deferral benefits and companies a tax deduction.
Exercise Price - Sometimes referred to as the strike price, this is the price at which shares may be exercised under a plan. Exercise prices may be fixed, variable or tied to a formula.
Incentive Stock Options (ISO's) - Also referred to as qualified stock options, these rights permit the participant to buy shares before the expiration date at a predetermined exercise price set at or above fair market value at grant date. The

Proxy Policy	Policy H-12

term of such awards may be ten years or longer. The company is not allowed to take a tax deduction for ISO's unless a disqualifying disposition takes place.
Indexed Option - The right, but not the obligation, to purchase shares at an exercise price that periodically adjusts upward or downward in relation to a market or industry indicator.
Omnibus Plan - A stock-based incentive plan providing significant flexibility by authorizing the issue of a number of award types, which may include incentive stock options, nonqualified stock options, SAR's, restricted stock, performance shares, performance units, stock grants, and cash.
Performance Shares - Stock grants contingent upon the achievement of specified performance goals. The number of shares available typically varies with performance as measured over a specified period. Few companies clearly identify the criteria used to select performance measures or the specific hurdle rates that must be met. Performance periods typically extend for a three- to five- year period.
Premium-Priced Options - An option whose exercise price is set above fair market value on grant date.
Repricing - An amendment to a previously granted stock option contract that reduces the option exercise price. Options can also be repriced through cancellations and regrants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price.
Restricted Stock - A grant of stock, subject to restrictions, with little or no cost to the participant. Such shares are usually subject to forfeiture if the holder leaves the company before a specified period of time; thus, the awards are often used to retain employees. The restrictions usually lapse after three to five years, during which time the holder cannot sell the shares. Typically, the holder is entitled to vote the stock and receives dividends on the shares.
Section 162(m) - The IRS Code Section that limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken.
Shareholder Value Transfer (SVT) - A dollar-based cost which measures the amount of shareholders' equity flowing out of the company to executives as options are exercised. The strike price of an option is paid at the time of exercise and flows back to the company. The profit spread, or the difference between the exercise price and the market price, represents a transfer of shareholders' equity to the executive. The time value of money is also a significant cost impacting shareholders' equity.
Stock Appreciation Rights (SARs) - An award paid in cash or shares to the employee equal to the stock price appreciation from the time of grant to the exercise date. When granted in tandem with options, the exercise of the SAR cancels the option.
Vesting Schedule - A holding period following grant date during which time options may not be exercised.
Volatility - The potential dispersion of a company's stock price over the life on an option.
Voting Power Dilution (VPD) - The relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in the company is diluted.
Scope
This policy applies to Victory Capital Management Inc. The entity and its employees are responsible for complying with this policy. The Legal, Compliance and Risk Department owns this policy.

Exception / Escalation Policy
All material exceptions to this policy will be reported to the Compliance Committee and Victory Capital Management Inc. board members. If needed, exceptions may also be presented to the Victory Capital Holdings Inc. board members.

Last Updated: February 1, 2016
Effective Date: February 1, 2016

W. H. Reaves & Company, Inc.

PROXY VOTING POLICIES AND PROCEDURES

1.	BACKGROUND

The act of managing assets of clients may include the voting of proxies related to such managed assets. Where the power to vote in person or by proxy has been delegated, directly or indirectly, to the investment adviser, the investment adviser has the fiduciary responsibility for (a) voting in a manner that is in the best interests of the client, and (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

The policies and procedures of W. H. Reaves & Company, Inc. (“WHR”) ("the Adviser") for voting proxies received for accounts managed by the Adviser are set forth below and are applicable if:

•	The underlying advisory agreement entered into with the client expressly provides that the Adviser shall be responsible to vote proxies received in connection with the client’s account; or

•
The underlying advisory agreement entered into with the client is silent as to whether or not the Adviser shall be responsible to vote proxies received in connection with the client’s account and the Adviser has discretionary authority over investment decisions for the client’s account; or

•
In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client’s plan documents.

These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Adviser’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts. Any questions about these policies and procedures should be directed to WHR’s Compliance Department.

2.	PROXY VOTING POLICIES

In the absence of specific voting guidelines from a client, WHR will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Adviser shall consider only those factors that relate to the client's investment or dictated by the client’s written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client). WHR believes that voting proxies in accordance with the following policies is in the best interests of its clients.

A.	Specific Voting Policies

1.	Routine Items:

•	The Adviser will generally vote for the election of directors (where no corporate governance issues are implicated).

•	The Adviser will generally vote for the selection of independent auditors.

•	The Adviser will generally vote for increases in or reclassification of common stock.

•	The Adviser will generally vote for management recommendations adding or amending indemnification provisions in charter or by-laws.

•	The Adviser will generally vote for changes in the board of directors.

•	The Adviser will generally vote for outside director compensation.

•	The Adviser will generally vote for proposals that maintain or strengthen the shared interests of shareholders and management

•	The Adviser will generally vote for proposals that increase shareholder value

•	The Adviser will generally vote for proposals that will maintain or increase shareholder influence over the issuer's board of directors and management

•	The Adviser will generally vote for proposals that maintain or increase the rights of shareholders

2.	Non-Routine and Conflict of Interest Items:

•	The Adviser will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

•	The Adviser will generally vote against shareholder resolutions that consider only non-financial impacts of mergers

•	The Adviser will generally vote against anti-greenmail provisions.

B.	General Voting Policy

If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Adviser may engage an independent third party to determine how the proxies should be voted.

In voting on each and every issue, the Adviser and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

In exercising its voting discretion, the Adviser and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Adviser will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Adviser or:

•	any affiliate of the Adviser. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

(i)	any person directly, or indirectly through one or more intermediaries, controlling, controlled by or under common control with the Adviser;

(ii)	any officer, director, principal, partner, employer, or direct or indirect beneficial owner of any 10% or greater equity or voting interest of the Adviser; or

(iii)	any other person for which a person described in clause (ii) acts in any such capacity;

•	any issuer of a security for which the Adviser (or any affiliate of the Adviser) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

•
any person with whom the Adviser (or any affiliate of the Adviser) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Adviser’s (or its affiliate’s) business.

After informing the client of any potential conflict of interest, the Adviser will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below.

The Adviser shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

3.	PROXY VOTING PROCEDURES

A.
The Account Representative or the Portfolio Manager the “Responsible Party”) shall be designated by the Adviser to make discretionary investment decisions for the client's account will be responsible for voting the proxies related to that account. The Responsible Party should assume that he or she has the power to vote all proxies related to the client’s account if any one of the three circumstances set forth in Section 1 above regarding proxy voting powers is applicable.

B.	All proxies and ballots received by WHR will be forwarded to the Responsible Party and then logged in upon receipt in the “Receipt of Proxy Voting Material” log.

C.
Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

D.
Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Adviser or any Interested Person exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Adviser’s internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party’s direct supervisor (and if none, by the board of directors or a committee of the board of directors of the Adviser).

E.
If an actual or potential conflict is found to exist, written notification of the conflict (the “Conflict Notice”) shall be given to the client or the client’s designee (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved.

Specifically, the Conflict Notice should describe:

•	the proposal to be voted upon;

•	the actual or potential conflict of interest involved;

•	the Adviser’s vote recommendation (with a summary of material factors supporting the recommended vote); and

•	if applicable, the relationship between the Adviser and any Interested Person.

The Conflict Notice will either request the client’s consent to the Adviser’s vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the recordkeeping policies and procedures of the Adviser. If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Adviser may:

•
engage a non-Interested Party to independently review the Adviser’s vote recommendation if the vote recommendation would fall in favor of the Adviser’s interest (or the interest of an Interested Person) to confirm that the Adviser’s vote recommendation is in the best interest of the client under the circumstances;

•
cast its vote as recommended if the vote recommendation would fall against the Adviser’s interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

•	abstain from voting if such action is determined by the Adviser to be in the best interest of the client under the circumstances.

F.
The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

G.	In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client’s file, the following:

•
A copy of the proxy statement received (unless retained by a third party for the benefit of the Adviser or the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

•
A record of the vote cast (unless this record is retained by a third party for the benefit of the Adviser and the third party is able to promptly provide the Adviser with a copy of the voting record upon its request);

•	A record memorializing the basis for the vote cast;

•	A copy of any document created by the Adviser or its employees that was material in making the decision on how to vote the subject proxy; and,

•
A copy of any Conflict Notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, the Adviser.

The above copies and records shall be retained in the client’s file for a period not less than five (5) years (or in the case of an employee benefit plan, no less than six (6) years), which shall be maintained at the appropriate office of the Adviser.

H.	Periodically, but no less than annually, the Adviser will:

1.	Verify that all annual proxies for the securities held in the client’s account have been received;

2.
Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);

3.	Review the files to verify that records of the voting of the proxies have been properly maintained;

4.	Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures; and

5.	Maintain an internal list of Interested Persons.

Proxies and Class Action Lawsuits

WHR will be required to take action and render advice with respect to voting of proxies solicited by or with respect to the issuers of securities in which assets of the Account may be invested from time to time. However, WHR will not take any action or render any advice with respect to any securities held in the Account, which are named in or subject to class action lawsuits. WHR may, only at the client’s request, offer clients advice regarding corporate actions

Westwood Management Corporation

Proxy Voting Policies and Procedures
March 30, 2016

A.	PROXY VOTING

1.	Policy.
Westwood, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities in a manner that is consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest, and our policy and practice further is to make information available to clients about the voting of proxies for their portfolio securities and to maintain relevant and required records.

2.	Firm Specific Policy.
Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, we agree with Glass Lewis’s recommendations; however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it in the best interest of our clients.

3.	Responsibility.
Westwood’s Senior Trade Operations Analyst has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

4.	Background.
Proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.

Investment advisers who are registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act (a) to adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, to furnish a copy to its clients; and (d) to maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

5.	Procedure.
Westwood has adopted the following procedures to implement the Firm’s proxy voting policy, in addition to adopting the Glass Lewis Proxy Voting Guidelines (general guidelines attached as Exhibit H, guidelines specific to Taft Hartley attached as Exhibit J), and conducts reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate:

a.	Proxy Voting Records.
With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A voting summary will be furnished upon request.

b.	Voting Procedures.

i.
All employees forward any proxy materials received on behalf of clients to Broadridge. Westwood has engaged Broadridge for assistance with the proxy voting process for our clients, and Glass Lewis provides voting recommendations;

ii.	Broadridge has access to holders records and determines which client accounts hold the security to which the proxy relates;

iii.	Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;

iv.
Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if they believe it is in the best interest of the client;

v.
If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and

vi.	Broadridge completes the proxy and mails the proxy in a timely and appropriate manner.

c.	Disclosure.

i.
Westwood provides required disclosures in Form ADV Part 2A, which summarizes these proxy voting policies and procedures and includes a statement that clients may request information regarding how Westwood voted a client’s proxies;

ii.	Westwood’s disclosure summary includes a description of how clients may obtain a copy of the Firm's proxy voting policies and procedures;

iii.	Westwood’s proxy voting practice is disclosed in the Firm's advisory agreements; and

iv.
The Senior Trade Operations Analyst also sends a copy of this summary to all existing clients who have previously received Westwood’s Disclosure Brochures, or the Senior Trade Operations Analyst may send each client the amended Disclosure Brochures. Either mailing shall highlight the inclusion of information regarding proxy voting.

d.	Client Requests for Information.

i.
All client requests for information regarding proxy votes or regarding policies and procedures that are received by any supervised person should be forwarded to the Senior Trade Operations Analyst; and

ii.
In response to any request, the Senior Trade Operations Analyst prepares a written response to the client with the information requested, and, as applicable, includes the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.

e.	Voting Guidelines.

i.
Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients. The Glass Lewis Proxy Voting Guidelines are attached as Exhibit H (general) and Exhibit J (Taft Hartley); and

ii.	Westwood analysts review the Glass Lewis proxy voting recommendations using the following guidelines:

a.	In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each particular client;

b.	Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client;

c.	Clients are permitted to place reasonable restrictions on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;

d.
Westwood generally votes in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;

e.	Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and

f.	In reviewing proposals, Westwood further considers the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

f.	Conflicts of Interest.

i.
Westwood conducts periodic reviews to identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of Westwood with the issuer of each security to determine if Westwood or any of its supervised persons has any financial, business or personal relationship with the issuer;

ii.
If a material conflict of interest exists, Westwood will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation; and

iii.	Westwood will maintain a record of the voting resolution of any conflict of interest.

g.	Recordkeeping.
The Senior Trade Operations Analyst retains the following proxy records in a spreadsheet in accordance with the SEC’s five-year retention requirement:

i.	These policies and procedures and any amendments;

ii.	Each proxy statement that Westwood receives;

iii.	A record of each vote that Westwood casts;

iv.
Any document Westwood created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the Senior Trade Operations Analyst or proxy committee, if applicable; and

v.	A copy of each written request from a client for information on how Westwood voted such client’s proxies, and a copy of any written response.

In addition to conducting initial due diligence, Westwood monitors and reviews all third-party proxy services to evaluate any conflicts of interest, consistency of voting with guidelines, and fees and disclosures, among other things. The Senior Trade Operations Analyst maintains documentation of Westwood’s due diligence reviews.

PART C. OTHER INFORMATION
Item 28. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement dated 02/14/2019 - Filed as Ex-99(a) on 02/26/2019 (Accession No. 0000898745-19-000131)

		b.	Articles of Amendment effective 12/30/2019 *

	(2)	Articles Supplementary dated 02/05/2020 *

(b)	Amended and Restated By-laws effective 01/30/2020 *

(c)	These have been filed either previously or herein as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Amended and Restated Management Agreement dated 01/01/2020 *

		b.	Form of Amended and Restated Management Agreement dated ___________ - Filed as Ex-99(d)(1)b on 12/17/2019 (Accession No. 0000898745-19-000725)

	(2)	a.	AllianceBernstein Amended & Restated Sub-Advisory Agreement dated 01/01/2020 *

		b.	Barrow, Hanley, Mewhinney & Strauss, LLC Amended and Restated Sub-Advisory Agreement dated 01/01/2020 *

		c.	(1) BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated 04/17/2017 - Filed as Ex-99(d)(2)g(4) on 06/09/2017 (Accession No. 0000898745-17-000909)

(2) BlackRock International Limited Sub-Sub-Advisory Agreement dated 04/17/2017 - Filed as Ex-99(d)(2)g(3) on 06/09/2017 (Accession No. 0000898745-17-000909)

(3) BlackRock Financial Management, Inc. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)g(5) on 08/31/2017 (Accession No. 0000898745-17-001102)

		d.	BNP Paribas Asset Management USA, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/2019 - Filed as Ex-99(d)(2)d on 10/31/2019 (Accession No. 0000898745-19-000686)

		e.	Brown Investment Advisory, Inc. Sub-Advisory Agreement dated 01/01/2020 *

		f.	Causeway Capital Management LLC Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)k on 11/01/2017 (Accession No. 0000898745-17-001254)

		g.	Columbus Circle Investors Amended & Restated Sub-Advisory Agreement dated 06/12/2019 - Filed as Ex-99(6)(b)(2) on 07/24/2019 (Accession No. 0000898745-19-000563)

		h.	Credit Suisse Asset Management, LLC Amended & Restated Sub-Advisory Agreement dated 05/22/2017 - Filed as Ex-99(d)(2)n(2) on 11/01/2017 (Accession No. 0000898745-17-001254)

		i.	DDJ Capital Management, LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2020 *

		j.	Eagle Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2020 *

		k.	Emerald Advisers, LLC Amended and Restated Sub-Advisory Agreement dated 01/01/2020 *

		l.	Finisterre Capital LLP Amended & Restated Sub-Advisory Agreement dated 05/03/2019 - Filed as Ex-99(d)(2)o on 06/10/2019 (Accession No. 0000898745-19-000437)

		m.	Gotham Asset Management, LLC Sub-Advisory Agreement dated 06/25/2019 - Filed as Ex-99(d)(2)m on 10/31/2019 (Accession No. 0000898745-19-000686)

		n.	Graham Capital Management, L.P. Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)v(1) on 10/06/2017 (Accession No. 0000898745-17-001219)

		o.	Hotchkis & Wiley Capital Management, LLC Sub-Advisory Agreement dated 06/28/2018 - Filed as Ex-99(d)(2)v on 07/13/2018 (Accession No. 0000898745-18-000609)

		p.	KLS Diversified Asset Management LP Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)w(1) on 10/06/2017 (Accession No. 0000898745-17-001219)

1

q.	(1) Logan Circle Partners, L.P. Sub-Advisory Agreement dated 04/01/2018 - Filed as Ex-99(d)(2)w on 04/13/2018 (Accession No. 0000898745-18-000319)

(2)
Logan Circle Partners, L.P. (MetLife Investment Management, LLC) Investment Sub-Advisory Agreement Addendum dated 06/26/2019 - Filed as Ex-99(d)(2)q(2) on 10/31/2019 (Accession No. 0000898745-19-000686)

r.	(1) Loomis, Sayles & Company, L.P. Sub-Advisory Agreement dated 10/24/2011 – Filed as Ex-99(d)(24)a on 12/30/2011 (Accession No. 0001144204-11-072069)

(2) Loomis, Sayles & Company, L.P. Sub-Advisory Agreement Amendment dated 07/01/2015 – Filed as Ex-99(d)(2)y(2) on 12/21/2015 (Accession No. 0000898745-15-000800)

(3) Loomis, Sayles & Company, L.P. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)y(3) on 08/31/2017 (Accession No. 0000898745-17-001102)

s.	Los Angeles Capital Management and Equity Research, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2019 - Filed as Ex-99(d)(2)w on 02/26/2019 (Accession No. 0000898745-19-000131)

t.	(1) Macquarie Capital Investment Management, LLC Amended & Restated Sub-Advisory Agreement dated 12/15/2017 - Filed as Ex-99(d)(2)z on 02/27/2018 (Accession No. 0000898745-18-000173)

(2)
Macquarie Capital Investment Management, LLC (Delaware Investments Fund Advisers) Amendment No. 1 to Amended & Restated Sub‑Advisory Agreement dated 04/01/2019 - Filed as Ex-99(d)(2)w(2) on 06/10/2019 (Accession No. 0000898745-19-000437)

u.	Mellon Investments Corporation Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)bb(1) on 10/06/2017 (Accession No. 0000898745-17-001219)

v.	(1) Neuberger Berman Fixed Income LLC Amended & Restated Sub-Advisory Agreement dated 05/04/2009 - Filed as Ex-99(d)(18)b on 10/07/2009 (Accession No. 0000898745-09-000489)

(2) Neuberger Berman Investment Advisors LLC Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)cc(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

w.	Origin Asset Management LLP Amended & Restated Sub-Advisory Agreement dated 01/01/2019 - Filed as Ex-99(d)(2)z on 02/26/2019 (Accession No. 0000898745-19-000131)

x.	Pictet Asset Management SA Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)dd(1) on 12/15/2017 (Accession No. 0000898745-17-001335)

y.	Post Advisory Group, LLC Amended & Restated Sub-Advisory Agreement dated 07/01/2019 - Filed as Ex-99(d)(2)y on 10/31/2019 (Accession No. 0000898745-19-000686)

z.	Principal Real Estate Investors, LLC Amended & Restated Sub-Advisory Agreement dated 06/21/2019 - Filed as Ex-99(d)(2)z on 10/31/2019 (Accession No. 0000898745-19-000686)

aa.
RARE Infrastructure (North America) PTY Limited (ClearBridge RARE Infrastructure (North America) Pty Limited) Sub-Advisory Agreement dated 04/03/2018 - Filed as Ex-99(d)(2)gg on 04/13/2018 (Accession No. 0000898745-18-000319)

bb.	Robert W. Baird & Co. Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2020 *

cc.	(1) Sound Point Capital Management, LP Sub-Advisory Agreement dated 06/24/2016 - Filed as Ex-99(d)(2)nn on 09/23/2016 (Accession No. 0000898745-16-001530)

(2) Sound Point Capital Management, LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ll(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

dd.	Spectrum Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2019 - Filed as Ex-99(d)(2)hh on 02/26/2019 (Accession No. 0000898745-19-000131)

ee.	Symphony Asset Management LLC Amended & Restated Sub-Advisory Agreement dated 05/22/2017 - Filed as Ex-99(d)(2)oo on 11/01/2017 (Accession No. 0000898745-17-001254)

ff.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated 12/15/2017 - Filed as Ex-99(d)(2)mm on 12/29/2017 (Accession No. 0000898745-17-001402)

2

gg.	Tortoise Capital Advisors, L.L.C. Amended & Restated Sub-Advisory Agreement dated 01/31/2018 - Filed as Ex-99(d)(2)oo on 02/27/2018 (Accession No. 0000898745-18-000173)

hh.	(1)	Vaughan Nelson Investment Management, LP Amended & Restated Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(35)b on 03/15/2010 (Accession No. 0000898745-10-000157)

	(2)	Vaughan Nelson Investment Management, LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ss(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

ii.	Victory Capital Management Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2019 - Filed as Ex-99(d)(2)oo on 02/26/2019 (Accession No. 0000898745-19-000131)

jj.	W. H. Reaves & Co., Inc. Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)uu(1) on 10/06/2017 (Accession No. 0000898745-17-001219)

kk.	(1)	Wellington Management Company LLP Amended & Restated Sub-Advisory Agreement dated 01/01/2017 - Filed as Ex-99(d)(2)xx on 01/30/2017 (Accession No. 0000898745-17-000041)

	(2)	Wellington Management Company LLP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)vv(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

ll.	(1)	Westwood Management Corporation Amended & Restated Sub-Advisory Agreement dated 01/01/2010 - Filed as Ex-99(d)(37)b on 03/15/2010 (Accession No. 0000898745-10-000157)

	(2)	Westwood Management Corporation Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ww(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

mm.	(1)	York Registered Holdings, L.P. Sub-Advisory Agreement dated 07/01/2016 - Filed as Ex-99(d)(2)aaa on 10/13/2016 (Accession No. 0000898745-16-001543)

	(2)	York Registered Holdings, L.P. Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)xx(2) on 08/31/2017 (Accession No. 0000898745-17-001102)

(e)	(1)
Amended & Restated Distribution Agreement for Class A, Class C, Class J, Class P, Class S, Class T, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class R-6 and Institutional Class Shares dated 06/12/2017 - Filed as Ex-99(e)(1)b on 07/13/2017 (Accession No. 0000898745-17-001053)

	(2)	a.	Selling Agreement dated 09/27/2019 for Classes A, C, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 Shares - Filed as Ex-99(e)(2)a on 12/17/2019 (Accession No. 0000898745-19-000725)

		b.	Amendment to Selling Agreement for Class S - Filed as Ex-99(e)(2)b on 12/15/2017 (Accession No. 0000898745-17-001335)

(f)	N/A

(g)	(1)	a.	Custody Agreement between The Bank of New York Mellon and Principal Funds, Inc. dated 11/11/2011 – Filed as Ex-99(g)(1) on 07/16/2012 (Accession No. 0001144204-12-039659)

		b.	Custody Agreement Supplement between The Bank of New York Mellon and Principal Funds, Inc. dated 04/16/2018 *

		c.	Custody Agreement Amendment to Schedule II between The Bank of New York Mellon and Principal Funds, Inc. dated 04/30/2019 - Filed as Ex-99(g)(1)b on 10/31/2019 (Accession No. 0000898745-19-000686)

		d.	Custody Agreement Supplement dated 04/16/2018 Amendment between The Bank of New York Mellon and Principal Funds, Inc. dated 07/10/2019 *

		e.	Custody Agreement Supplement between the The Bank of New York Mellon and Principal Funds, Inc. dated 11/07/2019 *

		f.	Custody Agreement Supplement dated 04/16/2018 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 01/07/2020 *

(h)	(1)	Amended and Restated Transfer Agency Agreement for Class A, Class B, Class C, Class J, Class P, Class S, Institutional Class, Class R-6, Class T and Plan Class Shares dated 06/12/2017 *

3

	(2)	Amended & Restated Shareholder Services Agreement dated 01/12/2007 – Filed as Ex-99(h)(2)h on 12/14/2007 (Accession No. 0000898745-07-000184)

	(3)	Investment Service Agreement dated 10/31/2002 – Filed as Ex-99(h)(3)c on 12/30/2002 (Accession No. 0001126871-02-000036)

	(4)	Amended & Restated Administrative Services Agreement dated 05/01/2010 – Filed as Ex-99(h)(5)a on 07/29/2010 (Accession No. 0000898745-10-000394)

	(5)	Amended & Restated Service Agreement dated 05/01/2010 – Filed as Ex-99(h)(6)a on 07/29/2010 (Accession No. 0000898745-10-000394)

	(6)	Amended & Restated Service Sub-Agreement dated 9/30/2005 – Filed as Ex-99(h)(7)g on 11/22/2005 (Accession No. 0000870786-05-000263)

	(7)	Principal Funds, Inc. – Contractual Fee Waiver Agreement (12b-1) dated 12/31/2015 – Filed as Ex-99(h)(7) on 01/14/2016 (Accession No. 0000898745-16-000869)

	(8)	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 07/11/2016 - Filed as Ex-99(h)(8)(a) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(9)	a.	Principal Funds, Inc. - Contractual Fee Limit/Waiver Agreement dated 01/01/2020 *

		b.	Principal Funds, Inc. - Form Of Contractual Fee Limit/Waiver Agreement dated _________ *

(i)	Legal Opinion *

(j)	(1)	Consent of Auditors *

	(2)	Rule 485(b) Opinion *

(3)
Powers of Attorney – Filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274); filed for E. A. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800); filed for P. G. Halter as Ex-99(j)(3) on 12/15/2017 (Accession No. 0000898745-17-001335); filed for M. M. VanDeWeghe as Ex-99(j)(3) on 06/13/2018 (Accession No. 0000898745-18-000440); and filed for T. M. Dunbar as Ex-99(j)(3) on 06/10/2019 (Accession No. 0000898745-19-000437).

(k)	N/A

(l)	(1)
Initial Capital Agreement dated 04/26/1993 – Filed as Ex-99(b)(13) on 04/12/1996 (Accession No. 0000898745-96-000012) This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.

	(2)	Initial Capital Agreements dated 11/17/1997 – Filed as Ex-99(l)(2) and Ex-99(l)(3) on 09/22/2000 (Accession No. 0000898745-00-500024)

	(3)	Initial Capital Agreements – Filed as Ex-99(l)(4) through (l)(38) on 12/05/2000 (Accession No. 0000898745-00-000021)

	(4)	Initial Capital Agreement dated 12/30/2002 – Filed as Ex-99(l)(39) on 12/30/2002 (Accession No. 0001126871-02-000036)

	(5)	Initial Capital Agreements dated 12/29/2003 and 12/30/2003 – Filed as Ex-99(l)(40) and Ex-99(l)(41) on 02/26/2004 (Accession No. 0001127048-04-000033)

	(6)	Initial Capital Agreement dated 06/01/2004 – Filed as Ex-99(l)(42) on 07/27/2004 (Accession No. 0000870786-04-000163)

	(7)	Initial Capital Agreement dated 11/01/2004 – Filed as Ex-99(l)(43) on 12/13/2004 (Accession No. 0000870786-04-000242)

	(8)	Initial Capital Agreement dated 12/29/2004 – Filed as Ex-99(l)(44) on 02/28/2005 (Accession No. 0000870786-05-000065)

	(9)	Initial Capital Agreement dated 03/01/2005 – Filed as Ex-99(l)(45) on 05/16/2005 (Accession No. 0000870786-05-000194)

4

(10)	Initial Capital Agreement dated 06/28/2005 – Filed as Ex-99(l)(46) on 11/22/2005 (Accession No. 0000870786-05-000263)

(11)	Initial Capital Agreement dated 03/01/2006 – Filed as Ex-99(l)(47) on 10/20/2006 (Accession No. 0000898745-06-000160)

(12)	Initial Capital Agreement dated 01/10/2007 – Filed as Ex-99(l)(48) on 02/20/2008 (Accession No. 0000950137-08-002501)

(13)	Initial Capital Agreement dated 10/01/2007 and 02/29/2008 – Filed as Ex-99(l)(49) and Ex-99(l)(50) on 03/28/2008 (Accession No. 0000898745-08-000017)

(14)	Initial Capital Agreement dated 05/01/2008 – Filed as Ex-99(l)(51) on 07/17/2008 (Accession No. 0000009713-08-000060)

(15)	Initial Capital Agreement dated 09/30/2008 – Filed as Ex-99(l)(52) on 12/12/2008 (Accession No. 0000898745-08-000166)

(16)	Initial Capital Agreements dated 12/15/2008 – Filed as Ex-99(l)(53) on 12/31/2008 (Accession No. 0000898745-08-000184)

(17)	Initial Capital Agreements dated 03/02/2009 and 09/09/2009 – Filed as Ex-99(l)(54) and Ex-99(l)(55) on 10/29/2010 (Accession No. 0000898745-10-000490)

(18)	Initial Capital Agreement dated 12/30/2009 – Filed as Ex-99(l)(56) on 10/29/2010 (Accession No. 0000898745-10-000490)

(19)	Initial Capital Agreement dated 03/01/2010 – Filed as Ex-99(l)(57) on 10/29/2010 (Accession No. 0000898745-10-000490)

(20)	Initial Capital Agreement dated 03/16/2010 – Filed as Ex-99(l)(58) on 10/29/2010 (Accession No.0000898745-10-000490)

(21)	Initial Capital Agreement dated 07/12/2010 – Filed as Ex-99(l)(59) on 10/29/2010 (Accession No.0000898745-10-000490)

(22)	Initial Capital Agreement dated 09/27/2010 – Filed as Ex-99(l)(60) on 12/30/2010 (Accession No. 0000898745-10-000522)

(23)	Initial Capital Agreement dated 12/29/2010 – Filed as Ex-99(l)(61) on 02/23/2011 (Accession No. 0000898745-11-000040)

(24)	Initial Capital Agreement dated 06/06/2011 – Filed as Ex-99(l)(62) on 10/12/2011 (Accession No. 0000898745-11-000711)

(25)	Initial Capital Agreement dated 10/24/2011 – Filed as Ex-99(l)(63) on 12/30/2011 (Accession No. 0001144204-11-072069)

(26)	Initial Capital Agreement dated 03/01/2012 – Filed as Ex-99(l)(64) on 06/13/2012 (Accession No. 0001144204-12-034634)

(27)	Initial Capital Agreements dated 06/14/2012 – Filed as Ex-99(l)(65) and Ex-99(l)(66) on 07/16/2012 (Accession No. 0001144204-12-039659)

(28)	Initial Capital Agreement dated 12/28/2012 – Filed as Ex-99(l)(67) on 02/28/2013 (Accession No. 0000898745-13-000071)

(29)	Initial Capital Agreement dated 03/01/2013 – Filed as Ex-99(l)(68) on 05/07/2013 (Accession No. 0000898745-13-000459)

(30)	Initial Capital Agreement dated 03/14/2014 (Capital Securities Fund) – Filed as Ex-99(l)(69) on 03/28/2014 (Accession No. 0000898745-14-000513)

(31)	Initial Capital Agreement dated 09/30/2013 (Blue Chip and Global Opportunities) – Filed as Ex-99(l)(70) on 10/31/2013 (Accession No. 0000898745-13-000729)

5

(32)	Initial Capital Agreement dated 12/30/2013 (Opportunistic Municipal) – Filed as Ex-99(l)(71) on 02/27/2014 (Accession No. 0000898745-14-000071)

(33)	Initial Capital Agreement dated 06/03/2014 (share class additions) – Filed as Ex-99(l)(72) on 06/20/2014 (Accession No. 0000898745-14-000687)

(34)	Initial Capital Agreement dated 06/11/2014 (International Small Company) – Filed as Ex-99(l)(73) on 06/20/2014 (Accession No. 0000898745-14-000687)

(35)	Initial Capital Agreement dated 09/10/2014 (Explorer Funds) – Filed as Ex-99(l)(74) on 09/26/2014 (Accession No. 0000898745-14-000909)

(36)	Initial Capital Agreement dated 09/30/2014 (Principal LifeTime Hybrids - Instl) – Filed as Ex-99(l)(75) on 10/15/2014 (Accession No. 0000898745-14-000996)

(37)	Initial Capital Agreement dated 11/25/2014 (Class R-6 - 6 Funds) – Filed as Ex-99(l)(37) on 12/29/2014 (Accession No. 000898745-14-001274)

(38)
Initial Capital Agreements dated 12/31/2014 (Real Estate Allocation and Real Estate Debt Income Funds, addition of Class R-6 to Diversified Real Asset and Institutional Class to International Small Company Funds) – Filed as Ex-99(l)(38) on 02/26/2015 (Accession No. 0000898745-15-000123)

(39)	Initial Capital Agreement dated 01/23/2015 (Origin Emerging Markets Fund) – Filed as Ex-99(l)(39) on 02/26/2015 (Accession No. 0000898745-15-000123)

(40)	Initial Capital Agreement dated 02/27/2015 (Cal Muni - Instl) – Filed as Ex-99(l)(40) on 05/18/2015 (Accession No. 0000898745-15-000325)

(41)	Initial Capital Agreement dated 03/10/2015 (Opp Muni - Instl) – Filed as Ex-99(l)(41) on 05/18/2015 (Accession No. 0000898745-15-000325)

(42)	Initial Capital Agreement dated 05/18/2015 (Tax-Exempt Bond - Instl) – Filed as Ex-99(l)(42) on 06/12/2015 (Accession No. 0000898745-15-000404)

(43)	Initial Capital Agreement dated 09/28/2015 (EDGE MidCap - Instl) – Filed as Ex-99(l)(43) on 10/19/2015 (Accession No. 0000898745-15-000750)

(44)	Initial Capital Agreement dated 06/15/2015 (Real Estate Debt Income - P) – Filed as Ex-99(l)(44) on 06/25/2015 (Accession No. 0000898745-15-000441)

(45)
Initial Capital Agreement dated 08/24/2015 (California Municipal Fund - P, Principal LifeTime Hybrid Income - R-6, Principal LifeTime Hybrid 2015 - R-6, Principal LifeTime Hybrid 2020 - R-6, Principal LifeTime Hybrid 2025 - R-6, Principal LifeTime Hybrid 2030 - R-6, Principal LifeTime Hybrid 2035 - R-6, Principal LifeTime Hybrid 2040 - R-6, Principal LifeTime Hybrid 2045 - R-6, Principal LifeTime Hybrid 2050 - R-6, Principal LifeTime Hybrid 2055 - R-6, Principal LifeTime Hybrid 2060 - R-6, SAM Balanced - P, SAM Conservative Balanced - P, SAM Conservative Growth - P, SAM Flexible Income - P, SAM Strategic Growth - P, Tax-Exempt Bond Fund - P) – Filed as Ex-99(l)(44) on 09/18/2015 (Accession No. 0000898745-15-000653)

(46)
Initial Capital Agreement dated 09/22/2015 (Global Opportunities Equity Hedged - A, P, Inst.; SystematEx International Fund - Inst., R-6; SystematEx Large Value Fund - R-6) – Filed as Ex-99(l)(45) on 10/19/2015 (Accession No. 0000898745-15-000750)

(47)
Initial Capital Agreement dated 03/07/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Global Real Estate Securities Fund) - Filed ax Ex-99(l)(47) on 03/29/2016 (Accession No. 0000898745-16-001192)

(48)
Initial Capital Agreement dated 03/29/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Blue Chip Fund and Diversified Real Asset Fund; and Class P shares to the Origin Emerging Markets Fund) - Filed as Ex-99(l)(48) on 04/08/2016 (Accession No. 0000898745-16-001225)

(49)
Initial Capital Agreement dated 03/31/2016 (Multi-Manager Equity Short/Long Fund Class A shares, Class P shares, and Institutional Class Shares) - Filed as Ex-99(l)(49) on 04/08/2016 (Accession No. 0000898745-16-001225)

(50)
Initial Capital Agreement dated 07/11/2016 (Finisterre Unconstrained Emerging Markets Bond Fund Class A, P, and Institutional shares) - Filed as Ex-99(l)(50) on 10/13/2016 (Accession No. 0000898745-16-001543)

6

(51)
Initial Capital Agreement dated 11/22/2016 (Class R-6 shares for High Yield, International Emerging Markets, International I, MidCap, MidCap S&P 400 Index, Real Estate Securities, SmallCap, and SmallCap S&P 600 Index Funds) - Filed as Ex-99(l)(51) on 12/28/2016 (Accession No. 0000898745-16-001858)

(52)
Initial Capital Agreement dated 01/03/2017 (Class R-6 shares for Blue Chip, EDGE MidCap, International Equity Index, International Small Company, Preferred Securities, Real Estate Debt Income, and Small-MidCap Dividend Income Funds) - Filed as Ex-99(l)(52) on 01/30/2017 (Accession No. 0000898745-17-000041)

	(53)	Initial Capital Agreement dated 06/12/2017 (Class R-6 shares for Global Diversified Income and Global Multi-Strategy) – Filed as Ex-99(l)(55) on 06/23/2017 (Accession No. 0000898745-17-001004)

	(54)	Initial Capital Agreement dated 09/06/2017 (Principal LifeTime 2065 and Principal LifeTime Hybrid 2065 Funds) - Filed as Ex-99(l)(56) on 09/08/2017 (Accession No. 0000898745-17-001118)

	(55)	Initial Capital Agreement dated 09/11/2017 (Class J shares for Blue Chip Fund) - Filed as Ex-99(l)(57) on 10/06/2017 (Accession No. 0000898745-17-001219)

	(56)	Initial Capital Agreement dated 12/20/2017 (Institutional Class shares for Government Money Market Fund) - Filed as Ex-99(l)(57) on 12/29/2017 (Accession No. 0000898745-17-001402)

	(57)	Initial Capital Agreement dated 03/01/2018 (Class J shares for all Principal LifeTime Hybrid Funds) - Filed as Ex-99(l)(58) on 04/13/2018 (Accession No. 0000898745-18-000319)

	(58)	Initial Capital Agreement dated 10/09/2018 (Class J shares for Equity Income Fund) - Filed as Ex-99(I)(58) on 11/01/2018 (Accession No. 0000898745-18-000852)

	(59)	Initial Capital Agreement dated 12/31/2018 (Class A shares for EDGE MidCap Fund) - Filed as Ex-99(l)(59) on 02/26/2019 (Accession No. 0000898745-19-000131)

	(60)	Initial Capital Agreement dated 03/01/2019 (Class R-6 shares for Diversified International Fund) - Filed as Ex-99(l)(60) on 03/29/2019 (Accession No. 0000898745-19-000316)

	(61)	Initial Capital Agreement dated 03/01/2019 (Class R-3 and R-5 shares for all LifeTime Hybrid Funds) - Filed as Ex-99(l)(61) on 03/29/2019 (Accession No. 0000898745-19-000316)

	(62)	Initial Capital Agreement dated 04/02/2019 (Class A and R-6 shares for MidCap Value I Fund) - Filed as Ex-99(l)(62) on 06/10/2019 (Accession No. 0000898745-19-000437)

	(63)	Initial Capital Agreement dated 06/12/2019 (Institutional Class shares for Small-MidCap Growth Fund) - Filed as Ex-99(l)(63) on 10/31/2019 (Accession No. 0000898745-19-000686)

(m)	Rule 12b-1 Plan

	(1)	Class A Amended and Restated Distribution Plan and Agreement dated 04/02/2019 - Filed as Ex-99(M)(1) on 06/10/2019 (Accession No. 0000898745-19-000437)

	(2)	Class C Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(2) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(3)	Class J Amended & Restated Distribution Plan and Agreement dated 09/11/2018 - Filed as Ex-99(m)(3) on 11/01/2018 (Accession No. 0000898745-18-000852)

	(4)	Class R-1 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(4) on 12/15/2017 (Accession No. 0000898745-17-001335)

	(5)	Class R-2 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(5) on 12/15/2017 (Accession No. 0000898745-17-001335)

	(6)	Class R-3 Amended and Restated Distribution Plan and Agreement dated 03/01/2019 - Filed as Ex-99(m)(6) on 03/29/2019 (Accession No. 0000898745-19-000316)

	(7)	Class R-4 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(7) on 12/15/2017 (Accession No. 0000898745-17-001335)

(n)	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated 06/12/2017- Filed as Ex-99(n)(1) on 08/31/2017 (Accession No. 0000898745-17-001102)

7

(o)	Reserved.

(p)	Code of Ethics

	(1)	Alliance Bernstein L.P. Code of Ethics dated 01/2018 - Filed as Ex-99(p)(1) on 09/10/2018 (Accession No. 0000898745-18-000667)

	(2)	Barrow Hanley Code of Ethics dated 12/31/2015 - Filed as Ex-99(p)(5) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(3)	BlackRock Code of Ethics dated 11/05/2014 – Filed as Ex-99(p)(6) on 05/18/2015 (Accession No. 0000898745-15-000325)

	(4)	BNP Paribas Asset Management, Inc. Code of Ethics dated 12/2017 - Filed as Ex-99(p)(8) on 04/13/2018 (Accession No. 0000898745-18-000319)

	(5)	Brown Investment Advisory Incorporated Code of Ethics dated 08/2011 – Filed as Ex-99(p)(7) on 12/30/2011 (Accession No. 0001144204-11-072069)

	(6)	Causeway Capital Management LLC Code of Ethics dated 06/29/2018 - Filed as Ex-99(p)(10) on 03/29/2019 (Accession No. 0000898745-19-000316)

	(7)	Columbus Circle Investors Code of Ethics dated 10/2018 - Filed as Ex-99(P)(12) on 06/10/2019 (Accession No. 0000898745-19-000437)

	(8)	Credit Suisse Asset Management LLC Code of Ethics dated 05/19/2014 – Filed as Ex-99(p)(14) on 09/26/2014 (Accession No. 0000898745-14-000909)

	(9)	DDJ Capital Management, LLC Code of Ethics dated 08/25/2015 – Filed as Ex-99(p)(14) on 12/21/2015 (Accession No. 0000898745-15-000800)

	(10)	Eagle Asset Management, Inc. Code of Ethics dated 12/31/2016- Filed as Ex-99(p)(17) on 08/31/2017 (Accession No. 0000898745-17-001102)

	(11)	Emerald Advisers Inc. Code of Ethics dated 02/24/2015 - Filed as Ex-99(p)(18) on 06/12/2015 (Accession No. 0000898745-15-000404)

	(12)	Finisterre Capital LLP Code of Ethics dated 06/2018 - Filed as Ex-99(p)(17) on 03/29/2019 (Accession No. 0000898745-19-000316)

	(13)	Gotham Asset Management, LLC Code of Ethics dated 01/2016 - Filed as Ex-99(p)(22) on 06/21/2016 (Accession No. 0000898745-16-001329)

	(14)	Graham Capital Management, L.P. Code of Ethics dated 12/2014 – Filed as Ex-99(p)(21) on 05/18/2015 (Accession No. 0000898745-15-000325)

	(15)	Hotchkis & Wiley Capital Management, LLC Code of Ethics dated 08/2017 – Filed as Ex-99(p)(23) on 06/13/2018 (Accession No. 0000898745-18-000440)

	(16)	KLS Diversified Asset Management LP Code of Ethics dated 12/2015 - Filed as Ex-99(p)(24) on 02/25/2016 (Accession No. 0000898745-16-001024)

	(17)	Logan Circle Partners, L.P. (MetLife Investment Management, LLC) Code of Ethics dated 07/2014 - Filed as Ex-99(p)(26) on 06/25/2015 (Accession No. 0000898745-15-000441)

	(18)	Loomis, Sayles & Co., L.P. Code of Ethics dated 04/2018 - Filed as Ex-99(p)(23) on 03/29/2019 (Accession No. 0000898745-19-000316)

	(19)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 09/28/2018 - Filed as Ex-99(p)(24) on 12/21/2018 (Accession No. 0000898745-18-001042)

	(20)	Macquarie Capital Investment Management, LLC (Delaware Investments Fund Advisers) Code of Ethics dated 06/2017 - Filed as Ex-99(P)(25) on 06/10/2019 (Accession No. 0000898745-19-000437)

	(21)	Mellon Investments Corporation Code of Ethics dated 01/2018 - Filed as Ex-99(p)(8) on 09/10/2018 (Accession No. 0000898745-18-000667)

8

	(22)	Neuberger Berman Code of Ethics dated 01/2016 - Filed as Ex-99(p)(30) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(23)	Origin Asset Management, LLP Code of Ethics dated 05/2013 – Filed as Ex-99(p)(30) on 05/29/2014 (Accession No. 0000898745-14-000592)

	(24)	Pictet Asset Management SA Code of Ethics dated 12/2017 - Filed as Ex-99(p)(30) on 04/13/2018 (Accession No. 0000898745-18-000319)

	(25)	Post Advisory Group, LLC Code of Ethics dated 01/2018 - Filed as Ex-99(p)(29) on 09/10/2018 (Accession No. 0000898745-18-000667)

(26)
Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, Principal Funds Distributor, Inc., and Principal Diversified Select Real Asset Fund Code of Ethics dated 05/15/2019 - Filed as Ex-99(p)(26) on 10/31/2019 (Accession No. 0000898745-19-000686)

	(27)	Principal Global Investors/Principal Real Estate Investors Code of Ethics dated 01/01/2015 - Filed as Ex-99(p)(33) on 06/12/2015 (Accession No. 0000898745-15-000404)

	(28)	RARE Infrastructure (North America) Pty Limited (ClearBridge RARE Infrastructure (North America) Pty Limited) Code of Ethics dated 10/2019 *

	(29)	Robert W. Baird & Co. Inc. Code of Ethics dated 02/06/2019 - Filed as Ex-99(p)(29) on 10/31/2019 (Accession No. 0000898745-19-000686)

	(30)	Sound Point Capital Management, LP Code of Ethics dated 01/2018 - Filed as Ex-99(p)(37) on 04/13/2018 (Accession No. 0000898745-18-000319)

	(31)	Spectrum Code of Ethics dated 2011 – Filed as Ex-99(p)(33) on 02/28/2012 (Accession No. 0001144204-12-011673)

	(32)	Symphony Asset Management LLC (wholly owned subsidiary of Nuveen Investments, Inc.) Code of Ethics dated 07/2016 - Filed as Ex-99(p)(44) on 12/28/2016 (Accession No. 0000898745-16-001858)

	(33)	T. Rowe Price Code of Ethics dated 09/2018 - Filed as Ex-99(p)(39) on 12/21/2018 (Accession No. 0000898745-18-001042)

	(34)	Tortoise Capital Advisors LLC Code of Ethics dated 05/20/2019 - Filed as Ex-99(p)(34) on 10/31/2019 (Accession No. 0000898745-19-000686)

	(35)	Vaughan-Nelson Code of Ethics dated 02/19/2016 - Filed as Ex-99(p)(48) on 09/23/2016 (Accession No. 0000898745-16-001530)

	(36)	Victory Capital Management Inc. Code of Ethics dated 07/01/2019 *

	(37)	W. H. Reaves Code of Ethics dated 07/18/2011 – Filed as Ex-99(p)(40) on 02/28/2012 (Accession No. 0001144204-12-011673)

	(38)	Wellington Management Code of Ethics dated 04/30/2017 - Filed as Ex-99(m)(48) on 11/01/2017 (Accession No. 0000898745-17-001254)

	(39)	Westwood Management Corporation Code of Ethics dated 07/24/2018 - Filed as Ex-99(p)(46) on 12/21/2018 (Accession No. 0000898745-18-001042)

	(40)	York Capital Management Global Advisors, LLC Code of Ethics dated 01/01/2017 – Filed as Ex-99(p)(48) on 06/23/2017 (Accession No. 0000898745-17-001004)

*	Filed herein.

9

Item 29.    Persons Controlled by or Under Common Control with the Fund
The Fund does not control and is not under common control with any person.
Item 30.    Indemnification
Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)    The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.    Was committed in bad faith; or
2.    Was the result of active and deliberate dishonesty; or
(ii)    The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)    In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.
The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.

10

Item 31. Business or Other Connections of Investment Adviser
Principal Global Investors, LLC ("PGI") serves as investment adviser and administrator for Principal Funds, Inc. ("PFI"), Principal Variable Contracts Funds, Inc. ("PVC"), and Principal Diversified Select Real Asset Fund ("PDSRA"). PGI also serves as investment adviser for Principal Exchange-Traded Funds ("PETF"). PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. A complete list of the officers and directors of the investment adviser, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, "Principal"), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption "Management Information" is incorporated by reference.

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)

	Robert F. Baur	Executive Director - Chief Global Economist

*	Randy L. Bergstrom	Counsel

	Robert F. Best	Chief Operating Officer - Principal Portfolio Strategies

*	Kamal Bhatia	Director and President Principal Funds

	David M. Blake	Director and Senior Executive Director - Fixed Income

	Jill M. Blosser	Assistant Vice President and Chief Accounting Officer

	Randy D. Bolin	Vice President and Associate General Counsel

*	Tracy W. Bollin	Managing Director - Fund Operations

	Wei-erh Chen	Counsel

	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management

	Anne R. Cook	Assistant General Counsel

	Andrew Dion	Managing Director and Chief Operating Officer - Global Fixed Income

	Andrew Donohue	Chief Compliance Officer - PGI

	Catherine M. Drexler	Counsel and Assistant Corporate Secretary

	Timothy M. Dunbar	Director and President - Principal Global Asset Management

	Debra Svoboda Epp	Assistant General Counsel

	Todd E. Everett	Chief Executive Officer - Principal Real Estate Investors

	Karl Goodman	Counsel

*	Gina L. Graham	Vice President and Treasurer

*	Patrick G. Halter	Chair, Chief Executive Officer and President/Principal Global Investors

	Melinda L. Hanrahan	Managing Director - Global Equities

	Monica L. Haun	Managing Director - Boutique Operations

	Christopher J. Henderson	Vice President and Associate General Counsel

	Timothy A. Hill	Executive Director - U.S. Client Group

	Jill M. Hittner	Director and Executive Director - Chief Financial Officer PGI

	Daniel J. Houston	Director

	Todd A. Jablonski	Chief Investment Officer - Principal Portfolio Strategies

	Jaime M. Kiehn	Managing Director - Product Specialist

11

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Paul S. Kim	Managing Director - ETF Strategy

	Alan P. Kress	Counsel

	Justin T. Lange	Assistant General Counsel

*	Laura B. Latham	Counsel

	Farnaz Maters	Managing Director - Chief Marketing Officer

	Adrienne L. McFarland	Assistant General Counsel

	Barbara A. McKenzie	Director and Senior Executive Director - Investments

	Amy M. McNally	Chief Risk Officer - PGI

	Everett S. Miles	Vice President - Capital Markets

	Alex P. Montz	Counsel

	Brian S. Ness	Executive Director - Operations & IT

	Joelle L. Palmer	Counsel

	Colin D. Pennycooke	Counsel

	Christopher J. Reddy	President - Post Advisory Group

*	Teri Root	Chief Compliance Officer - Funds

	Kelly D. Rush	Chief Investment Officer - Global RE Securities

	Mustafa Sagun	Chief Investment Officer - PGI Equities

*	Britney Schnathorst	Counsel

	Charles M. Schneider	Counsel

	Mary E. Schwarze	Counsel

	Karen E. Shaff	Director, Executive Vice President, General Counsel, and Secretary

*	Adam U. Shaikh	Assistant General Counsel

	Ellen W. Shumway	Director and Senior Executive Director - Strategy and Investments

*	John L. Sullivan	Counsel

	Kenneth Kirk West	Executive Director - International Business and Clients

*	Dan L. Westholm	Assistant Vice President - Treasury

*	Clint L. Woods	Vice President, Associate General Counsel, Governance Officer and Assistant Corporate Secretary

12

Item 32.    Principal Underwriters

(a)
Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for PFI, PVC and PDSRA. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by American General Life Insurance Company and The United States Life Insurance Company in the City of New York, through their respective separate accounts.

(b) (1)	(2)	(3)
Name and principal	Positions and offices with principal	Positions and offices
business address	underwriter (PFD)	with the Fund

Kamal Bhatia	Director	President and Chief Executive Officer
The Principal Financial Group (1)

Tracy W. Bollin	Senior Vice President	Chief Financial Officer
The Principal Financial Group (2)

Jill R. Brown	President and Chairman of the Board	None
Principal Funds Distributor, Inc. (3)

Gina L. Graham	Vice President and Treasurer	Treasurer
The Principal Financial Group (2)

Timothy A. Hill	Director, Senior Vice President - Distribution,	None
The Principal Financial Group (4)	and National Sales Manager

Julie M. Lawler	Director	None
The Principal Financial Group (2)

Farnaz Maters	Senior Vice President and	None
The Principal Financial Group (2)	Chief Marketing Officer

Brian S. Ness	Senior Vice President and	None
The Principal Financial Group (2)	Chief Information Officer

Michael Scholten	Chief Financial Officer	None
The Principal Financial Group (2)

Karen E. Shaff	Executive Vice President, General Counsel,	None
The Principal Financial Group (2)	and Secretary

Michelle Stockman	Chief Compliance Officer and	None
The Principal Financial Group (2)	AML Compliance Officer

Dina Sullivan	Assistant Vice President	None
Principal Funds Distributor, Inc. (3)

Dan L. Westholm	Assistant Vice President - Treasury	Assistant Treasurer
The Principal Financial Group (2)

Clint L. Woods	Vice President, Associate General Counsel,	Counsel, Vice President, and
The Principal Financial Group (2)	and Assistant Corporate Secretary	Assistant Secretary

(1)	888 7th Avenue, 25th Floor
New York, NY 10019

(2)	Des Moines, IA 50392

(3)	620 Coolidge Drive, Suite 300
Folsom, CA 95630

(4)	Inver Grove Heights, MN 55077-3620

13

(c)    N/A.
Item 33.    Location of Accounts and Records
Accounts, books and other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser: 801 Grand Avenue, Des Moines, Iowa 50392.
Item 34.    Management Services
N/A.
Item 35.    Undertakings
N/A.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 26th day of February 2020.

Principal Funds, Inc.
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

15

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	February 26, 2020

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	February 26, 2020

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	February 26, 2020

(E. Ballantine)* __________________________ E. Ballantine	Director	February 26, 2020

(L. T. Barnes)* __________________________ L. T. Barnes	Director	February 26, 2020

(C. Damos)* __________________________ C. Damos	Director	February 26, 2020

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	February 26, 2020

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	February 26, 2020

(P. G. Halter)* __________________________ P. G. Halter	Director	February 26, 2020

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	February 26, 2020

(T. Huang)* __________________________ T. Huang	Director	February 26, 2020

(K. McMillan)* __________________________ K. McMillan	Director	February 26, 2020

(E. A. Nickels)* __________________________ E. A. Nickels	Director	February 26, 2020

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	February 26, 2020

/s/ A. U. Shaikh __________________________ A. U. Shaikh	Assistant Counsel	February 26, 2020
* Pursuant to Power of Attorney appointing A. U. Shaikh
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274); filed for E. A. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800); filed for P. G. Halter as Ex-99(j)(3) on 12/15/2017 (Accession No. 0000898745-17-001335); filed for M. M. VanDeWeghe as Ex-99(j)(3) on 06/13/2018 (Accession No. 0000898745-18-000440); and filed for T. M. Dunbar as Ex-99(j)(3) on 06/10/2019 (Access No. 0000898745-19-000437).

16